UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                         Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 6.7%
Boeing (The) Co.	64,437	$9,317
Lockheed Martin Corp.	32,822	7,127

		16,444

Asset Management - 1.4%
BlackRock, Inc.	10,093	3,437

Banking - 11.5%
Bank of Hawaii Corp.	44,400	2,793
JPMorgan Chase & Co.	72,493	4,786
M&T Bank Corp.	21,586	2,616
New York Community Bancorp, Inc.	124,402	2,030
People’s United Financial, Inc.	153,796	2,484
Valley National Bancorp	228,096	2,247
Wells Fargo & Co.	208,965	11,359

		28,315

Biotechnology & Pharmaceuticals - 10.2%
Gilead Sciences, Inc.	73,600	7,447
Merck & Co., Inc.	123,533	6,525
Pfizer, Inc.	345,399	11,149

		25,121

Chemicals - 1.0%
Dow Chemical (The) Co.	45,473	2,341

Commercial Services - 2.2%
Deluxe Corp.	32,776	1,787
H&R Block, Inc.	111,036	3,699

		5,486

Consumer Products - 9.4%
Altria Group, Inc.	164,404	9,570
Clorox (The) Co.	31,823	4,036
Dr. Pepper Snapple Group, Inc.	51,965	4,843
Philip Morris International, Inc.	54,000	4,747

		23,196

Gaming, Lodging & Restaurants - 1.6%
Darden Restaurants, Inc.	62,000	3,946

Hardware - 2.4%
EMC Corp.	176,300	4,528
Seagate Technology PLC	35,359	1,296

		5,824

Health Care Facilities & Services - 3.2%
Cardinal Health, Inc.	36,800	3,285
Owens & Minor, Inc.	124,502	4,480

		7,765

Insurance - 2.2%
Aflac, Inc.	47,100	2,821
Cincinnati Financial Corp.	44,447	2,630

		5,451

Oil, Gas & Coal - 4.6%
Chevron Corp.	51,163	4,603
ConocoPhillips	69,959	3,266
HollyFrontier Corp.	60,358	2,408
Spectra Energy Corp.	44,333	1,061

		11,338

Real Estate - 0.2%
Four Corners Property Trust, Inc.*	20,666	499
RMR Group (The), Inc., Class A*	1,910	28

		527

Real Estate Investment Trusts - 4.8%
Corrections Corp. of America	91,342	2,420
Digital Realty Trust, Inc.	42,900	3,244
Hospitality Properties Trust	115,087	3,010
National Retail Properties, Inc.	78,157	3,130

		11,804

Recreational Facilities & Services - 1.8%
Regal Entertainment Group, Class A	66,796	1,260
Six Flags Entertainment Corp.	55,474	3,048

		4,308

Retail - Consumer Staples - 2.3%
Target Corp.	77,547	5,631

Retail - Discretionary - 5.1%
GameStop Corp., Class A	41,565	1,166
Home Depot (The), Inc.	76,607	10,131
Macy’s, Inc.	33,700	1,179

		12,476

Semiconductors - 4.8%
KLA-Tencor Corp.	29,767	2,064
Linear Technology Corp.	39,581	1,681
Texas Instruments, Inc.	145,718	7,987

		11,732

Software - 2.8%
Activision Blizzard, Inc.	118,667	4,593
Computer Programs & Systems, Inc.	46,146	2,296

		6,889

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Technology Services - 7.7%
Accenture PLC, Class A	88,118	$9,208
Broadridge Financial Solutions, Inc.	93,551	5,027
Paychex, Inc.	59,003	3,121
Science Applications International Corp.	33,626	1,539

		18,895

Telecom - 2.6%
Verizon Communications, Inc.	136,500	6,309

Transportation & Logistics - 3.2%
United Parcel Service, Inc., Class B	82,453	7,934

Utilities - 6.7%
Consolidated Edison, Inc.	88,014	5,657
DTE Energy Co.	65,551	5,256
Entergy Corp.	36,307	2,482
Vectren Corp.	73,708	3,127

		16,522

Total Common Stocks (Cost $220,019)		241,691

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	2,604,907	2,605

Total Investment Companies (Cost $2,605)		2,605

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.05%, 3/31/16(2) (3)	$695	$695

Total Short-Term Investments (Cost $695)		695

Total Investments - 99.8% (Cost $223,319)		244,991

Other Assets less Liabilities - 0.2%		509

NET ASSETS - 100.0%		$245,500

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	(55)	$5,597	Short	3/16	$13

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	9.6
Energy	4.7
Financials	20.5
Health Care	14.6
Industrials	10.8
Information Technology	17.0
Materials	1.0
Telecommunication Services	2.6
Utilities	6.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$241,691	$—	$—	$241,691
Investment Companies	2,605	—	—	2,605
Short-Term Investments	—	695	—	695

Total Investments	$244,296	$695	$—	$244,991

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$—	$—	$13

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$223,336

Gross tax appreciation of investments	$32,763
Gross tax depreciation of investments	(11,108)

Net tax appreciation of investments	$21,655

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$17,222	$53,939	$68,556	$—	*	$2,605

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	96,648	$1,950
BHP Billiton Ltd.	72,310	939
Woodside Petroleum Ltd.	43,425	911
WorleyParsons Ltd.	94,553	315

		4,115

Belgium - 2.8%
Anheuser-Busch InBev S.A./N.V.	37,356	4,614

Brazil - 4.2%
Embraer S.A. ADR	157,625	4,656
Petroleo Brasileiro S.A. ADR*	277,769	1,195
Vale S.A. ADR	311,313	1,024

		6,875

China - 5.3%
Baidu, Inc. ADR*	27,277	5,156
Bank of China Ltd., Class H	8,291,049	3,670

		8,826

Denmark - 1.8%
Novo Nordisk A/S, Class B	52,238	3,003

France - 11.3%
BNP Paribas S.A.	42,703	2,417
Casino Guichard Perrachon S.A.	23,376	1,074
Cie Generale des Etablissements Michelin	31,864	3,025
Danone S.A.	38,464	2,596
Engie S.A.	109,773	1,943
LVMH Moet Hennessy Louis Vuitton S.E.	18,781	2,936
Societe Generale S.A.	71,194	3,284
TOTAL S.A.	32,955	1,468

		18,743

Germany - 12.3%
Bayer A.G. (Registered)	22,090	2,771
Deutsche Bank A.G. (Registered)	65,995	1,620
GEA Group A.G.	71,044	2,863
Infineon Technologies A.G.	291,756	4,269
Rheinmetall A.G.	26,438	1,761
SAP S.E.	49,225	3,921
Siemens A.G. (Registered)	32,378	3,141

		20,346

Hong Kong - 2.6%
AIA Group Ltd.	331,590	1,976
Wynn Macau Ltd.	2,050,127	2,376

		4,352

Japan - 11.6%
Kawasaki Heavy Industries Ltd.	654,450	2,420
KDDI Corp.	159,675	4,134
Kubota Corp.	172,450	2,658
Mitsubishi UFJ Financial Group, Inc.	691,063	4,277
Sony Corp.	89,500	2,193
Tokio Marine Holdings, Inc.	92,425	3,561

		19,243

Mexico - 2.2%
Alfa S.A.B. de C.V., Series A	1,806,106	3,577

Netherlands - 3.0%
ASML Holding N.V.	33,778	3,010
Royal Dutch Shell PLC, Class A	3,448	77
Royal Dutch Shell PLC, Class B	80,965	1,849

		4,936

Singapore - 1.4%
DBS Group Holdings Ltd.	204,475	2,394

South Korea - 2.7%
Samsung Electronics Co. Ltd.	4,120	4,399

Spain - 3.0%
Banco Bilbao Vizcaya Argentaria S.A.	187,291	1,366
Banco Santander S.A.	322,208	1,582
Iberdrola S.A.	272,229	1,930

		4,878

Switzerland - 9.3%
Credit Suisse Group A.G. (Registered)*	79,349	1,715
Givaudan S.A. (Registered)*	2,151	3,870
Novartis A.G. (Registered)	56,468	4,827
Roche Holding A.G. (Genusschein)	18,107	4,990

		15,402

United Kingdom - 14.0%
Barclays PLC	1,027,158	3,324
BP PLC	434,822	2,266
Diageo PLC	158,803	4,331
GlaxoSmithKline PLC	119,194	2,407
Prudential PLC	166,548	3,729
Standard Chartered PLC	226,084	1,876
Vodafone Group PLC	472,233	1,527
WPP PLC	160,049	3,684

		23,144

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
United States - 4.8%
Discovery Communications, Inc., Class A*	103,321	$2,756
Halliburton Co.	81,071	2,760
Schlumberger Ltd.	34,162	2,383

		7,899

Total Common Stocks(1) (Cost $141,518)		156,746

PREFERRED STOCKS - 3.6%
Brazil - 2.3%
Itau Unibanco Holding S.A. ADR	582,235	3,791

Germany - 1.3%
Volkswagen A.G.	15,002	2,173

Total Preferred Stocks(1) (Cost $9,150)		5,964

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(2)	1,505,322	1,505

Total Investment Companies (Cost $1,505)		1,505

Total Investments - 99.3% (Cost $152,173)		164,215

Other Assets less Liabilities - 0.7%		1,146

NET ASSETS - 100.0%		$165,361

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	7.7
Energy	8.1
Financials	26.1
Health Care	11.1
Industrials	12.9
Information Technology	12.8
Materials	3.6
Telecommunication Services	3.5
Utilities	2.4

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.0%
British Pound	15.4
United States Dollar	14.6
Japanese Yen	11.8
Swiss Franc	9.5
All other currencies less than 5%	15.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$6,875	$—	$—	$6,875
China	5,156	3,670	—	8,826
Mexico	3,577	—	—	3,577
United States	7,899	—	—	7,899
All Other Countries(1)	—	129,569	—	129,569

Total Common Stocks	23,507	133,239	—	156,746

Preferred Stocks
Brazil	3,791	—	—	3,791
Germany	—	2,173	—	2,173

Total Preferred Stocks	3,791	2,173	—	5,964

Investment Companies	1,505	—	—	1,505

Total Investments	$28,803	$135,412	$—	$164,215

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$156,066

Gross tax appreciation of investments	$35,656
Gross tax depreciation of investments	(27,507)

Net tax appreciation of investments	$8,149

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,785	$41,203	$41,483	$—	*	$1,505

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.0%
Boeing (The) Co.	11,590	$1,676
General Dynamics Corp.	8,751	1,202

		2,878

Apparel & Textile Products - 0.5%
Fossil Group, Inc.*	14,226	520
Michael Kors Holdings Ltd.*	4,589	184

		704

Asset Management - 0.5%
Leucadia National Corp.	41,955	730

Automotive - 0.6%
Goodyear Tire & Rubber (The) Co.	28,200	921

Banking - 6.4%
Bank of America Corp.	110,726	1,863
Citigroup, Inc.	41,273	2,136
Fifth Third Bancorp	50,589	1,017
JPMorgan Chase & Co.	43,953	2,902
SunTrust Banks, Inc.	5,924	254
Wells Fargo & Co.	21,185	1,152

		9,324

Biotechnology & Pharmaceuticals - 8.6%
Allergan PLC*	266	83
Amgen, Inc.	11,788	1,914
Baxalta, Inc.	18,485	721
Gilead Sciences, Inc.	20,367	2,061
Johnson & Johnson	31,400	3,225
Merck & Co., Inc.	38,503	2,034
Pfizer, Inc.	76,855	2,481

		12,519

Chemicals - 2.5%
Avery Dennison Corp.	15,352	962
Dow Chemical (The) Co.	25,647	1,320
LyondellBasell Industries N.V., Class A	13,120	1,140
PPG Industries, Inc.	3,111	308

		3,730

Commercial Services - 0.6%
H&R Block, Inc.	28,589	952

Consumer Products - 7.8%
Altria Group, Inc.	32,006	1,863
Campbell Soup Co.	18,821	989
Clorox (The) Co.	8,316	1,055
Coca-Cola (The) Co.	11,088	476
Coca-Cola Enterprises, Inc.	19,258	948
Dr. Pepper Snapple Group, Inc.	9,751	909
General Mills, Inc.	19,702	1,136
PepsiCo, Inc.	21,208	2,119
Philip Morris International, Inc.	1,909	168
Procter & Gamble (The) Co.	10,001	794
Tyson Foods, Inc., Class A	18,896	1,008

		11,465

Containers & Packaging - 0.8%
3M Co.	7,603	1,145

Distributors - Discretionary - 0.7%
Genuine Parts Co.	11,387	978

Electrical Equipment - 1.8%
Emerson Electric Co.	23,783	1,137
General Electric Co.	46,736	1,456

		2,593

Engineering & Construction Services - 0.2%
Fluor Corp.	5,357	253

Gaming, Lodging & Restaurants - 1.1%
Marriott International, Inc., Class A	14,421	967
McDonald’s Corp.	5,386	636

		1,603

Hardware - 6.8%
Apple, Inc.	53,959	5,680
Cisco Systems, Inc.	74,497	2,023
NetApp, Inc.	31,359	832
Pitney Bowes, Inc.	45,631	942
Seagate Technology PLC	11,491	421

		9,898

Health Care Facilities & Services - 3.1%
Aetna, Inc.	6,625	716
Cardinal Health, Inc.	12,598	1,125
Cigna Corp.	9,425	1,379
Express Scripts Holding Co.*	15,661	1,369
UnitedHealth Group, Inc.	101	12

		4,601

Home & Office Products - 0.7%
Masco Corp.	34,505	977

Institutional Financial Services - 2.1%
Bank of New York Mellon (The) Corp.	29,838	1,230
Goldman Sachs Group (The), Inc.	7,034	1,268
Nasdaq, Inc.	8,808	512

		3,010

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Insurance - 3.5%
Aflac, Inc.	17,973	$1,077
American International Group, Inc.	24,635	1,527
Berkshire Hathaway, Inc., Class B*	8,423	1,112
Hartford Financial Services Group (The), Inc.	10,935	475
Loews Corp.	25,744	989
Travelers (The) Cos., Inc.	108	12

		5,192

Iron & Steel - 0.7%
Nucor Corp.	24,366	982

Machinery - 1.4%
Dover Corp.	15,441	947
Illinois Tool Works, Inc.	12,716	1,178

		2,125

Media - 5.9%
Alphabet, Inc., Class A*	3,462	2,693
Comcast Corp., Class A	4,522	255
Facebook, Inc., Class A*	9,305	974
Interpublic Group of (The) Cos., Inc.	43,470	1,012
Omnicom Group, Inc.	14,352	1,086
TEGNA, Inc.	34,670	885
VeriSign, Inc.*	3,020	264
Viacom, Inc., Class B	23,945	986
Walt Disney (The) Co.	4,161	437

		8,592

Medical Equipment & Devices - 3.1%
Abbott Laboratories	8,249	370
C.R. Bard, Inc.	5,297	1,004
DENTSPLY International, Inc.	15,442	940
St. Jude Medical, Inc.	16,663	1,029
Varian Medical Systems, Inc.*	2,491	201
Waters Corp.*	7,423	999

		4,543

Oil, Gas & Coal - 7.1%
Cameron International Corp.*	19,532	1,234
Chevron Corp.	8,848	796
Exxon Mobil Corp.	45,363	3,536
Marathon Petroleum Corp.	22,205	1,151
National Oilwell Varco, Inc.	21,536	721
Schlumberger Ltd.	70	5
Tesoro Corp.	9,619	1,014
Transocean Ltd.	50,376	624
Valero Energy Corp.	17,309	1,224

		10,305

Passenger Transportation - 1.4%
Delta Air Lines, Inc.	17,662	895
Southwest Airlines Co.	26,205	1,129

		2,024

Real Estate Investment Trusts - 2.2%
Host Hotels & Resorts, Inc.	60,977	935
Kimco Realty Corp.	10,377	275
SL Green Realty Corp.	8,375	946
Vornado Realty Trust	10,365	1,036

		3,192

Retail - Consumer Staples - 2.8%
Kroger (The) Co.	29,204	1,222
Target Corp.	17,165	1,246
Wal-Mart Stores, Inc.	27,119	1,662

		4,130

Retail - Discretionary - 5.5%
Amazon.com, Inc.*	3,149	2,129
Bed Bath & Beyond, Inc.*	17,685	853
Best Buy Co., Inc.	31,035	945
eBay, Inc.*	40,224	1,105
GameStop Corp., Class A	19,227	539
Gap (The), Inc.	34,799	860
Home Depot (The), Inc.	3,289	435
Lowe’s Cos., Inc.	289	22
Nordstrom, Inc.	3,601	179
Urban Outfitters, Inc.*	39,833	906

		7,973

Semiconductors - 3.3%
Intel Corp.	64,990	2,239
NVIDIA Corp.	6,544	216
Texas Instruments, Inc.	23,623	1,295
Xilinx, Inc.	21,508	1,010

		4,760

Software - 3.8%
CA, Inc.	34,142	975
Microsoft Corp.	80,253	4,453
Oracle Corp.	2,655	97

		5,525

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Specialty Finance - 2.4%
Capital One Financial Corp.	12,100	$873
Navient Corp.	77,265	885
Total System Services, Inc.	17,127	853
Western Union (The) Co.	50,314	901

		3,512

Technology Services - 2.6%
Accenture PLC, Class A	13,692	1,431
International Business Machines Corp.	13,637	1,877
Teradata Corp.*	18,081	477

		3,785

Telecom - 2.2%
AT&T, Inc.	22,464	773
CenturyLink, Inc.	2,848	72
Verizon Communications, Inc.	52,326	2,418

		3,263

Transportation & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	15,539	964
Expeditors International of Washington, Inc.	20,356	918
Norfolk Southern Corp.	113	9

		1,891

Utilities - 2.9%
AES Corp.	76,991	737
Consolidated Edison, Inc.	11,074	712
Entergy Corp.	12,043	823
FirstEnergy Corp.	30,603	971
Public Service Enterprise Group, Inc.	26,191	1,013

		4,256

Total Common Stocks (Cost $143,829)		144,331

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
HealthSouth Corp., Exp. 12/31/49, Strike $41.40*	510	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	1,422,430	$1,422

Total Investment Companies (Cost $1,422)		1,422

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 3/31/16(2) (3)	$115	$115

Total Short-Term Investments (Cost $115)		115

Total Investments - 100.0% (Cost $145,366)		145,868

Other Assets less Liabilities - 0.0%		31

NET ASSETS - 100.0%		$145,899

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	14	$1,425	Long	3/16	$(2)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	9.9
Energy	7.1
Financials	16.1
Health Care	15.0
Industrials	10.3
Information Technology	20.7
Materials	3.3
Telecommunication Services	2.3
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$144,331	$—	$—	$144,331
Investment Companies	1,422	—	—	1,422
Short-Term Investments	—	115	—	115

Total Investments	$145,753	$115	$—	$145,868

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$145,896

Gross tax appreciation of investments	$9,771
Gross tax depreciation of investments	(9,889)

Net tax depreciation of investments	$(118)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,272	$19,968	$19,818	$—	*	$1,422

*	Amount rounds to less than one thousand.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%
Apparel & Textile Products - 1.0%
VF Corp.	21,384	$1,331

Automotive - 2.2%
General Motors Co.	82,309	2,799

Banking - 10.4%
Citigroup, Inc.	85,949	4,448
JPMorgan Chase & Co.	77,645	5,127
Wells Fargo & Co.	71,579	3,891

		13,466

Biotechnology & Pharmaceuticals - 10.8%
Allergan PLC*	4,744	1,482
Amgen, Inc.	8,602	1,397
Baxalta, Inc.	79,383	3,098
Biogen, Inc.*	9,661	2,960
Celgene Corp.*	14,905	1,785
Gilead Sciences, Inc.	20,147	2,039
Merck & Co., Inc.	23,835	1,259

		14,020

Consumer Products - 3.6%
Church & Dwight Co., Inc.	15,686	1,331
Mondelez International, Inc., Class A	37,641	1,688
Procter & Gamble (The) Co.	20,477	1,626

		4,645

Electrical Equipment - 5.3%
Eaton Corp. PLC	44,243	2,302
General Electric Co.	95,778	2,984
Honeywell International, Inc.	15,539	1,609

		6,895

Gaming, Lodging & Restaurants - 4.8%
McDonald’s Corp.	14,849	1,754
Starbucks Corp.	46,444	2,788
Yum! Brands, Inc.	23,050	1,684

		6,226

Hardware - 6.4%
Apple, Inc.	52,072	5,481
EMC Corp.	109,895	2,822

		8,303

Health Care Facilities & Services - 3.6%
Community Health Systems, Inc.*	61,995	1,645
Express Scripts Holding Co.*	34,711	3,034

		4,679

Institutional Financial Services - 2.0%
Intercontinental Exchange, Inc.	10,326	2,646

Insurance - 4.1%
American International Group, Inc.	37,891	2,348
MetLife, Inc.	62,422	3,010

		5,358

Iron & Steel - 1.7%
Nucor Corp.	56,038	2,258

Media - 10.7%
Alphabet, Inc., Class A*	1,887	1,468
Alphabet, Inc., Class C*	6,473	4,912
Comcast Corp., Class A	25,918	1,463
Twenty-First Century Fox, Inc., Class A	79,193	2,151
Twitter, Inc.*	52,674	1,219
Walt Disney (The) Co.	25,561	2,686

		13,899

Medical Equipment & Devices - 4.8%
Baxter International, Inc.	47,672	1,819
Danaher Corp.	19,750	1,835
Zimmer Biomet Holdings, Inc.	24,850	2,549

		6,203

Oil, Gas & Coal - 7.1%
BP PLC ADR	55,440	1,733
Chevron Corp.	14,416	1,297
EOG Resources, Inc.	17,421	1,233
Exxon Mobil Corp.	26,216	2,044
Halliburton Co.	34,163	1,163
Schlumberger Ltd.	24,472	1,707

		9,177

Real Estate Investment Trusts - 1.6%
American Tower Corp.	21,539	2,088

Retail - Consumer Staples - 2.9%
CVS Health Corp.	38,831	3,797

Retail - Discretionary - 3.8%
Dick’s Sporting Goods, Inc.	52,977	1,873
Kohl’s Corp.	37,689	1,795
TJX (The) Cos., Inc.	17,825	1,264

		4,932

Semiconductors - 4.0%
NXP Semiconductors N.V.*	32,328	2,723
QUALCOMM, Inc.	50,668	2,533

		5,256

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Software - 6.7%
Activision Blizzard, Inc.	73,442	$2,843
Oracle Corp.	41,320	1,509
Rackspace Hosting, Inc.*	52,140	1,320
salesforce.com, Inc.*	38,021	2,981

		8,653

Specialty Finance - 0.8%
American Express Co.	15,301	1,064

Utilities - 1.1%
Exelon Corp.	52,804	1,466

Total Common Stocks (Cost $94,630)		129,161

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
HealthSouth Corp., Exp. 1/31/17, Strike $41.40*	3,783	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	660,818	$661

Total Investment Companies (Cost $661)		661

Total Investments - 99.9% (Cost $95,291)		129,822

Other Assets less Liabilities - 0.1%		93

NET ASSETS - 100.0%		$129,915

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.7%
Consumer Staples	6.5
Energy	7.1
Financials	19.1
Health Care	17.9
Industrials	6.8
Information Technology	23.1
Materials	1.7
Utilities	1.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$129,161	$—	$—	$129,161
Investment Companies	661	—	—	661

Total Investments	$129,822	$—	$—	$129,822

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$97,128

Gross tax appreciation of investments	$37,508
Gross tax depreciation of investments	(4,814)

Net tax appreciation of investments	$32,694

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,818	$17,859	$19,016	$—	*	$661

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.4%
Raytheon Co.	2,906	$362
Triumph Group, Inc.	254	10

		372

Banking - 9.2%
Bank of America Corp.	93,383	1,572
Citigroup, Inc.	71,923	3,722
Fifth Third Bancorp	3,111	62
JPMorgan Chase & Co.	20,865	1,378
US Bancorp	8,010	342
Wells Fargo & Co.	28,249	1,535

		8,611

Biotechnology & Pharmaceuticals - 8.7%
Johnson & Johnson	22,110	2,271
Merck & Co., Inc.	38,868	2,053
Pfizer, Inc.	119,908	3,871

		8,195

Chemicals - 1.4%
Mosaic (The) Co.	25,714	709
Westlake Chemical Corp.	11,113	604

		1,313

Commercial Services - 0.8%
ManpowerGroup, Inc.	8,556	721

Consumer Products - 2.9%
Archer-Daniels-Midland Co.	28,617	1,050
Pilgrim’s Pride Corp.	28,292	625
Procter & Gamble (The) Co.	12,965	1,029

		2,704

Consumer Services - 0.1%
Aaron’s, Inc.	6,193	139

Containers & Packaging - 2.2%
AptarGroup, Inc.	10,261	746
Sonoco Products Co.	17,512	716
WestRock Co.	14,321	653

		2,115

Design, Manufacturing & Distribution - 1.5%
Arrow Electronics, Inc.*	12,948	701
Avnet, Inc.	16,736	717
Jabil Circuit, Inc.	1,532	36

		1,454

Distributors - Consumer Staples - 0.9%
Bunge Ltd.	11,575	791
Sysco Corp.	1,495	61

		852

Distributors - Discretionary - 0.8%
Genuine Parts Co.	5,408	464
Ingram Micro, Inc., Class A	9,069	276

		740

Electrical Equipment - 3.5%
Emerson Electric Co.	16,852	806
General Electric Co.	58,998	1,838
Tyco International PLC	19,638	626

		3,270

Engineering & Construction Services - 1.0%
Fluor Corp.	15,910	751
Quanta Services, Inc.*	7,833	159

		910

Forest & Paper Products - 0.0%
Domtar Corp.	410	15

Gaming, Lodging & Restaurants - 0.8%
Darden Restaurants, Inc.	11,626	740

Hardware - 4.0%
ARRIS Group, Inc.*	15,773	482
Cisco Systems, Inc.	30,591	831
HP, Inc.	85,480	1,012
Lexmark International, Inc., Class A	9,089	295
NetApp, Inc.	10,885	289
Western Digital Corp.	13,529	812

		3,721

Health Care Facilities & Services - 3.4%
Aetna, Inc.	5,583	604
Anthem, Inc.	2,605	363
Cardinal Health, Inc.	8,492	758
Cigna Corp.	506	74
Health Net, Inc.*	552	38
Humana, Inc.	3,206	572
UnitedHealth Group, Inc.	6,524	768

		3,177

Home & Office Products - 0.1%
Stanley Black & Decker, Inc.	1,221	130

Industrial Services - 0.1%
WESCO International, Inc.*	2,833	124

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Institutional Financial Services - 3.2%
Bank of New York Mellon (The) Corp.	7,233	$298
Goldman Sachs Group (The), Inc.	10,914	1,967
State Street Corp.	10,515	698

		2,963

Insurance - 9.4%
Allstate (The) Corp.	19,236	1,194
American International Group, Inc.	51,804	3,210
Aspen Insurance Holdings Ltd.	450	22
Assured Guaranty Ltd.	1,347	36
Axis Capital Holdings Ltd.	13,789	775
Berkshire Hathaway, Inc., Class B*	9,291	1,227
Everest Re Group Ltd.	4,352	797
Hartford Financial Services Group (The), Inc.	1,930	84
Lincoln National Corp.	2,347	118
Loews Corp.	422	16
RenaissanceRe Holdings Ltd.	5,370	608
Validus Holdings Ltd.	670	31
Voya Financial, Inc.	19,250	710

		8,828

Iron & Steel - 0.9%
Nucor Corp.	20,339	820

Machinery - 1.9%
AGCO Corp.	740	33
Caterpillar, Inc.	4,632	315
Dover Corp.	12,766	783
Parker-Hannifin Corp.	7,115	690

		1,821

Manufactured Goods - 0.5%
Timken (The) Co.	4,515	129
Valmont Industries, Inc.	2,964	314

		443

Media - 0.8%
Twenty-First Century Fox, Inc., Class A	27,403	744

Medical Equipment & Devices - 1.6%
Abbott Laboratories	12,552	564
Agilent Technologies, Inc.	3,826	160
St. Jude Medical, Inc.	8,041	497
Stryker Corp.	596	55
Thermo Fisher Scientific, Inc.	1,774	252

		1,528

Oil, Gas & Coal - 11.4%
Baker Hughes, Inc.	20,443	943
Chevron Corp.	15,167	1,364
ConocoPhillips	56,172	2,623
EP Energy Corp., Class A*	65,083	285
Helmerich & Payne, Inc.	11,752	629
HollyFrontier Corp.	16,007	638
National Oilwell Varco, Inc.	22,569	756
Noble Corp. PLC	13,247	140
Patterson-UTI Energy, Inc.	475	7
QEP Resources, Inc.	50,114	671
Superior Energy Services, Inc.	10,736	145
Valero Energy Corp.	23,920	1,691
Weatherford International PLC*	18,182	153
World Fuel Services Corp.	16,370	630
WPX Energy, Inc.*	7,236	42

		10,717

Real Estate Investment Trusts - 3.0%
AvalonBay Communities, Inc.	695	128
BioMed Realty Trust, Inc.	5,727	136
Host Hotels & Resorts, Inc.	48,797	748
Kilroy Realty Corp.	11,855	750
Prologis, Inc.	24,646	1,058
SL Green Realty Corp.	124	14

		2,834

Retail - Consumer Staples - 5.1%
CVS Health Corp.	7,872	770
Dollar General Corp.	9,514	684
Target Corp.	5,324	386
Wal-Mart Stores, Inc.	48,325	2,962

		4,802

Retail - Discretionary - 2.8%
Bed Bath & Beyond, Inc.*	10,779	520
Best Buy Co., Inc.	20,390	621
Dillard’s, Inc., Class A	279	18
GameStop Corp., Class A	1,883	53
Kohl’s Corp.	11,889	566
Macy’s, Inc.	12,710	445
Staples, Inc.	42,301	401

		2,624

Semiconductors - 2.7%
Intel Corp.	12,486	430
NVIDIA Corp.	1,956	65
QUALCOMM, Inc.	24,194	1,209
Xilinx, Inc.	17,050	801

		2,505

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Software - 1.6%
ANSYS, Inc.*	7,405	$685
CA, Inc.	29,245	835

		1,520

Specialty Finance - 2.4%
Capital One Financial Corp.	4,104	296
CIT Group, Inc.	18,560	737
Fidelity National Information Services, Inc.	12,170	738
Navient Corp.	38,268	438
Santander Consumer USA Holdings, Inc.*	1,849	29

		2,238

Technology Services - 2.9%
Computer Sciences Corp.	11,955	391
CSRA, Inc.	11,955	358
DST Systems, Inc.	5,864	669
Teradata Corp.*	16,313	431
Thomson Reuters Corp.	20,654	782
Xerox Corp.	10,485	111

		2,742

Telecom - 1.5%
AT&T, Inc.	19,879	684
CenturyLink, Inc.	30,439	766

		1,450

Utilities - 4.1%
American Electric Power Co., Inc.	2,891	168
Calpine Corp.*	10,499	152
Edison International	15,322	907
Exelon Corp.	5,100	142
NiSource, Inc.	39,785	776
OGE Energy Corp.	28,734	755
Public Service Enterprise Group, Inc.	23,791	921

		3,821

Total Common Stocks (Cost $92,162)		91,703

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	25

Total Rights (Cost $26)		26

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	2,039,769	2,040

Total Investment Companies (Cost $2,040)		2,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.08%, 3/31/16(2) (3)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 99.9% (Cost $94,378)		93,919

Other Assets less Liabilities - 0.1%		56

NET ASSETS - 100.0%		$93,975

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows :

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	22	$2,239	Long	3/16	$7

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.1%
Consumer Staples	8.0
Energy	11.7
Financials	27.0
Health Care	14.0
Industrials	8.5
Information Technology	13.3
Materials	4.6
Telecommunication Services	1.6
Utilities	4.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$91,703	$—	$—	$91,703
Rights(1)	—	26	—	26
Investment Companies	2,040	—	—	2,040
Short-Term Investments	—	150	—	150

Total Investments	$93,743	$176	$—	$93,919

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$94,506

Gross tax appreciation of investments	$7,873
Gross tax depreciation of investments	(8,460)

Net tax depreciation of investments	$(587)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,083	$13,457	$12,500	$—	*	$2,040

*	Amount rounds to less than one thousand.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.4%
AAR Corp.	4,040	$106
Aerojet Rocketdyne Holdings, Inc.*	13,130	206
Aerovironment, Inc.*	4,498	133
Astronics Corp.*	3,781	154
Astronics Corp., Class B*	1,151	47
Breeze-Eastern Corp.*	6,249	124
Ducommun, Inc.*	2,969	48
Esterline Technologies Corp.*	4,581	371
HEICO Corp.	9,996	543
KLX, Inc.*	7,500	231
LMI Aerospace, Inc.*	1,614	16
Moog, Inc., Class A*	8,029	487
Orbital ATK, Inc.	4,256	380
Sevcon, Inc.*	529	6
SIFCO Industries, Inc.*	452	4
Smith & Wesson Holding Corp.*	7,981	175
Sturm Ruger & Co., Inc.	2,743	164
TASER International, Inc.*	7,716	133
Teledyne Technologies, Inc.*	5,412	480
Triumph Group, Inc.	7,800	310
Woodward, Inc.	9,894	491

		4,609

Apparel & Textile Products - 1.0%
Albany International Corp., Class A	4,100	150
Cherokee, Inc.*	379	7
Columbia Sportswear Co.	7,238	353
Crocs, Inc.*	10,100	104
Deckers Outdoor Corp.*	6,084	287
Delta Apparel, Inc.*	8,425	118
Fossil Group, Inc.*	7,200	263
G-III Apparel Group Ltd.*	9,374	415
Iconix Brand Group, Inc.*	8,364	57
Kate Spade & Co.*	21,800	387
Movado Group, Inc.	3,392	87
Oxford Industries, Inc.	2,840	181
Perry Ellis International, Inc.*	2,565	47
Steven Madden Ltd.*	10,227	309
Superior Uniform Group, Inc.	7,446	127
Tumi Holdings, Inc.*	6,900	115
Unifi, Inc.*	2,501	70
Weyco Group, Inc.	3,333	89
Wolverine World Wide, Inc.	15,644	262

		3,428

Asset Management - 0.6%
Altisource Asset Management Corp.*	3,200	55
Artisan Partners Asset Management, Inc., Class A	5,000	180
Ashford, Inc.*	188	10
Associated Capital Group, Inc., Class A*	2,528	77
Calamos Asset Management, Inc., Class A	1,934	19
Cohen & Steers, Inc.	3,162	96
Diamond Hill Investment Group, Inc.	979	185
Financial Engines, Inc.	7,102	239
GAMCO Investors, Inc., Class A	2,528	79
Janus Capital Group, Inc.	22,003	310
NorthStar Asset Management Group, Inc.	16,455	200
Pzena Investment Management, Inc., Class A	4,185	36
Safeguard Scientifics, Inc.*	2,893	42
Siebert Financial Corp.*	919	1
StoneCastle Financial Corp.	3,800	62
Virtus Investment Partners, Inc.	957	112
Westwood Holdings Group, Inc.	472	25
WisdomTree Investments, Inc.	18,123	284

		2,012

Automotive - 1.0%
Actuant Corp., Class A	8,655	207
American Axle & Manufacturing Holdings, Inc.*	9,246	175
Cooper Tire & Rubber Co.	11,498	435
Cooper-Standard Holding, Inc.*	2,128	165
Dana Holding Corp.	28,823	398
Dorman Products, Inc.*	6,199	294
Gentherm, Inc.*	4,948	235
Horizon Global Corp.*	2,474	26
Methode Electronics, Inc.	7,485	238
Miller Industries, Inc.	3,593	78
Modine Manufacturing Co.*	2,521	23
Motorcar Parts of America, Inc.*	2,700	91
Standard Motor Products, Inc.	4,252	162
Strattec Security Corp.	520	30
Superior Industries International, Inc.	4,781	88
Tenneco, Inc.*	10,861	499
TriMas Corp.*	6,186	115
Unique Fabricating, Inc.	300	4

		3,263

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Banking - 9.4%
1st Source Corp.	5,651	$174
Access National Corp.	6,511	133
American National Bankshares, Inc.	2,691	69
Ameris Bancorp*	5,786	197
Ames National Corp.	2,553	62
Anchor BanCorp Wisconsin, Inc.*	1,300	57
Arrow Financial Corp.	7,493	204
Astoria Financial Corp.	11,005	174
Athens Bancshares Corp.	2,700	67
Banc of California, Inc.	784	11
BancFirst Corp.	1,624	95
Banco Latinoamericano de Comercio Exterior S.A.	8,263	214
Bancorp (The), Inc.*	1,364	9
BancorpSouth, Inc.	13,605	326
Bank Mutual Corp.	5,265	41
Bank of Hawaii Corp.	6,955	437
Bank of Marin Bancorp	1,700	91
Bank of South Carolina Corp.	110	2
Bank of the Ozarks, Inc.	12,374	612
BankFinancial Corp.	1,696	21
Bankwell Financial Group, Inc.	1,000	20
Banner Corp.	2,556	117
Bar Harbor Bankshares	2,805	97
BBCN Bancorp, Inc.	13,174	227
BCB Bancorp, Inc.	498	5
Beneficial Bancorp, Inc.*	9,524	127
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	9,320	271
BNC Bancorp	3,400	86
BofI Holding, Inc.*	8,112	171
Boston Private Financial Holdings, Inc.	15,872	180
Brookline Bancorp, Inc.	11,512	132
Bryn Mawr Bank Corp.	5,045	145
C&F Financial Corp.	441	17
California First National Bancorp	1,606	21
Camden National Corp.	2,684	118
Cape Bancorp, Inc.	949	12
Capital Bank Financial Corp., Class A	5,100	163
Capital City Bank Group, Inc.	4,034	62
Capitol Federal Financial, Inc.	16,871	212
Cardinal Financial Corp.	4,623	105
Cascade Bancorp*	5,601	34
Cathay General Bancorp	10,765	337
CenterState Banks, Inc.	504	8
Century Bancorp, Inc., Class A	5,070	220
Chemical Financial Corp.	4,679	160
Cheviot Financial Corp.	634	10
Chicopee Bancorp, Inc.	784	14
Citizens & Northern Corp.	737	16
City Holding Co.	2,692	123
Clifton Bancorp, Inc.	6,893	99
CoBiz Financial, Inc.	1,539	21
Columbia Banking System, Inc.	7,242	235
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	5,379	215
Community Trust Bancorp, Inc.	5,937	208
ConnectOne Bancorp, Inc.	5,252	98
Customers Bancorp, Inc.*	5,300	144
CVB Financial Corp.	13,421	227
Dime Community Bancshares, Inc.	7,417	130
DNB Financial Corp.	4,581	130
Eagle Bancorp, Inc.*	4,471	226
Enterprise Bancorp, Inc.	596	14
Enterprise Financial Services Corp.	753	21
ESSA Bancorp, Inc.	9,377	128
EverBank Financial Corp.	15,675	251
Farmers Capital Bank Corp.*	3,403	92
FCB Financial Holdings, Inc., Class A*	3,450	124
Fidelity Southern Corp.	1,690	38
Financial Institutions, Inc.	3,621	101
First Bancorp	8,069	151
First Bancorp, Inc.	2,935	60
First Busey Corp.	10,621	219
First Citizens BancShares, Inc., Class A	1,320	341
First Clover Leaf Financial Corp.	167	2
First Commonwealth Financial Corp.	20,200	183
First Community Bancshares, Inc.	4,619	86
First Defiance Financial Corp.	1,591	60
First Financial Bancorp	7,257	131
First Financial Bankshares, Inc.	9,721	293
First Financial Corp.	2,631	89
First Financial Northwest, Inc.	685	10
First Internet Bancorp	2,800	80
First Interstate BancSystem, Inc., Class A	2,100	61
First Merchants Corp.	4,393	112
First Midwest Bancorp, Inc.	10,135	187
First NBC Bank Holding Co.*	2,300	86
First of Long Island (The) Corp.	7,934	238
First South Bancorp, Inc.*	344	3

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Banking - 9.4% continued
FirstMerit Corp.	22,803	$425
Flushing Financial Corp.	4,464	97
FNB Corp.	23,029	307
Fox Chase Bancorp, Inc.	5,333	108
Fulton Financial Corp.	27,769	361
German American Bancorp, Inc.	333	11
Glacier Bancorp, Inc.	10,929	290
Great Southern Bancorp, Inc.	5,395	244
Great Western Bancorp, Inc.	6,900	200
Guaranty Bancorp	832	14
Hancock Holding Co.	12,665	319
Hanmi Financial Corp.	4,753	113
Hawthorn Bancshares, Inc.	988	16
Heartland Financial USA, Inc.	2,910	91
Heritage Financial Corp.	1,031	19
HF Financial Corp.	498	9
Hilltop Holdings, Inc.*	12,035	231
Hingham Institution for Savings	64	8
Home BancShares, Inc.	8,066	327
Home Federal Bancorp, Inc.	2,915	65
IBERIABANK Corp.	5,208	287
Independent Bank Corp.	3,654	170
Independent Bank Group, Inc.	3,900	125
International Bancshares Corp.	9,333	240
Investors Bancorp, Inc.	56,605	704
Kearny Financial Corp.	11,285	143
Kentucky First Federal Bancorp	709	7
Lake Shore Bancorp, Inc.	300	4
Lakeland Bancorp, Inc.	7,790	92
Lakeland Financial Corp.	1,099	51
Landmark Bancorp, Inc.	5,287	139
LegacyTexas Financial Group, Inc.	9,094	228
MainSource Financial Group, Inc.	1,125	26
MB Financial, Inc.	11,930	386
Mercantile Bank Corp.*	900	22
Merchants Bancshares, Inc.	6,428	202
Meridian Bancorp, Inc.	7,775	110
Metro Bancorp, Inc.	3,572	112
Middleburg Financial Corp.	2,231	41
MidSouth Bancorp, Inc.	747	7
MidWestOne Financial Group, Inc.	455	14
MSB Financial Corp.*	2,400	30
MutualFirst Financial, Inc.	370	9
NASB Financial, Inc.	4,247	136
National Bank Holdings Corp., Class A	7,700	165
National Bankshares, Inc.	1,813	64
National Penn Bancshares, Inc.	22,788	281
NBT Bancorp, Inc.	5,123	143
Northeast Community Bancorp, Inc.	879	6
Northfield Bancorp, Inc.	7,895	126
Northrim BanCorp, Inc.	3,046	81
Northwest Bancshares, Inc.	16,528	221
Norwood Financial Corp.	2,082	60
OceanFirst Financial Corp.	5,243	105
OFG Bancorp	7,551	55
Ohio Valley Banc Corp.	704	17
Old National Bancorp	13,647	185
Opus Bank	2,200	81
Oritani Financial Corp.	8,852	146
Pacific Continental Corp.	764	11
PacWest Bancorp	8,498	366
Park National Corp.	1,975	179
Peapack Gladstone Financial Corp.	4,304	89
Peoples Bancorp, Inc.	784	15
Peoples Financial Corp.*	236	2
Peoples Financial Services Corp.	400	15
Pinnacle Financial Partners, Inc.	4,619	237
Popular, Inc.	10,928	310
Preferred Bank	2,600	86
Premier Financial Bancorp, Inc.*	1,804	30
PrivateBancorp, Inc.	12,431	510
Prosperity Bancshares, Inc.	9,824	470
Provident Financial Services, Inc.	9,015	182
Prudential Bancorp, Inc.	1,000	15
Pulaski Financial Corp.	639	10
QCR Holdings, Inc.	7,278	177
Renasant Corp.	5,489	189
Republic Bancorp, Inc., Class A	1,775	47
Republic First Bancorp, Inc.*	24,493	106
S&T Bancorp, Inc.	4,682	144
Sandy Spring Bancorp, Inc.	4,023	108
Seacoast Banking Corp. of Florida*	841	13
ServisFirst Bancshares, Inc.	2,200	105
Severn Bancorp, Inc.*	1,266	7
Shore Bancshares, Inc.	677	7
SI Financial Group, Inc.	781	11
Sierra Bancorp	784	14
Simmons First National Corp., Class A	4,421	227

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Banking - 9.4% continued
South State Corp.	6,351	$457
Southern National Bancorp of Virginia, Inc.	655	9
Southside Bancshares, Inc.	3,556	85
Southwest Bancorp, Inc.	778	14
State Bank Financial Corp.	7,500	158
Sterling Bancorp	9,398	152
Stock Yards Bancorp, Inc.	2,680	101
Suffolk Bancorp*	712	20
Sun Bancorp, Inc.*	289	6
Synovus Financial Corp.	13,500	437
Talmer Bancorp, Inc., Class A	4,900	89
TCF Financial Corp.	26,800	378
Texas Capital Bancshares, Inc.*	6,309	312
Tompkins Financial Corp.	2,483	139
Towne Bank	5,335	111
TriCo Bancshares	2,898	80
TrustCo Bank Corp. NY	9,060	56
Trustmark Corp.	10,729	247
UMB Financial Corp.	7,397	344
Umpqua Holdings Corp.	35,805	569
Union Bankshares Corp.	9,748	246
United Bancorp, Inc.	498	5
United Bankshares, Inc.	10,963	406
United Community Banks, Inc.	5,916	115
United Financial Bancorp, Inc.	6,325	81
Univest Corp. of Pennsylvania	486	10
Valley National Bancorp	29,593	292
Washington Federal, Inc.	13,100	312
Washington Trust Bancorp, Inc.	3,368	133
Waterstone Financial, Inc.	3,658	52
Webster Financial Corp.	14,707	547
WesBanco, Inc.	5,416	163
West Bancorporation, Inc.	2,751	54
Westamerica Bancorporation	3,410	159
Western Alliance Bancorp*	13,664	490
Westfield Financial, Inc.	2,146	18
Wilshire Bancorp, Inc.	14,235	164
Wintrust Financial Corp.	6,574	319
WSFS Financial Corp.	8,547	277
Yadkin Financial Corp.	3,969	100

		30,769

Biotechnology & Pharmaceuticals - 6.6%
ACADIA Pharmaceuticals, Inc.*	1,392	50
Aceto Corp.	4,966	134
Achillion Pharmaceuticals, Inc.*	14,730	159
Acorda Therapeutics, Inc.*	7,427	318
Adamas Pharmaceuticals, Inc.*	7,200	204
Adamis Pharmaceuticals Corp.*	17,800	96
Advaxis, Inc.*	9,000	91
Aegerion Pharmaceuticals, Inc.*	5,144	52
Aerie Pharmaceuticals, Inc.*	3,700	90
Agenus, Inc.*	13,500	61
Agios Pharmaceuticals, Inc.*	2,057	134
Akorn, Inc.*	10,770	402
Albany Molecular Research, Inc.*	10,239	203
Alder Biopharmaceuticals, Inc.*	2,800	93
Aldeyra Therapeutics, Inc.*	3,844	26
AMAG Pharmaceuticals, Inc.*	7,300	220
Amicus Therapeutics, Inc.*	6,600	64
Amphastar Pharmaceuticals, Inc.*	5,800	83
Anacor Pharmaceuticals, Inc.*	4,605	520
ANI Pharmaceuticals, Inc.*	2,900	131
Anika Therapeutics, Inc.*	5,946	227
Aratana Therapeutics, Inc.*	8,200	46
Ardelyx, Inc.*	7,800	141
Arena Pharmaceuticals, Inc.*	37,280	71
Array BioPharma, Inc.*	16,695	70
Assembly Biosciences, Inc.*	7,200	54
Asterias Biotherapeutics, Inc.*	2,800	11
Atara Biotherapeutics, Inc.*	2,100	55
Avalanche Biotechnologies, Inc.*	4,900	47
Bellicum Pharmaceuticals, Inc.*	2,700	55
BioCryst Pharmaceuticals, Inc.*	8,913	92
BioDelivery Sciences International, Inc.*	14,996	72
BioSpecifics Technologies Corp.*	4,352	187
Blueprint Medicines Corp.*	3,400	90
Cambrex Corp.*	21,175	997
Cara Therapeutics, Inc.*	5,100	86
Celladon Corp.*	6,100	9
Celldex Therapeutics, Inc.*	7,628	120
Cellular Biomedicine Group, Inc.*	5,700	123
Chiasma, Inc.*	3,900	76
Chimerix, Inc.*	4,000	36
Clovis Oncology, Inc.*	6,101	214
Coherus Biosciences, Inc.*	4,300	99
Collegium Pharmaceutical, Inc.*	3,800	105
Concert Pharmaceuticals, Inc.*	5,500	104

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Biotechnology & Pharmaceuticals - 6.6% continued
CorMedix, Inc.*	3,500	$7
Curis, Inc.(1) *	68	—
Cytokinetics, Inc.*	7,400	77
Depomed, Inc.*	12,841	233
Dermira, Inc.*	3,000	104
Dicerna Pharmaceuticals, Inc.*	4,600	55
Dipexium Pharmaceuticals, Inc.*	11,200	125
Dyax Corp.*	3,415	128
Dynavax Technologies Corp.*	5,976	144
Eagle Pharmaceuticals, Inc.*	1,473	131
Egalet Corp.*	4,600	51
Emergent BioSolutions, Inc.*	10,107	404
Enanta Pharmaceuticals, Inc.*	2,700	89
Epizyme, Inc.*	6,400	103
Esperion Therapeutics, Inc.*	3,200	71
Exelixis, Inc.*	30,200	170
Five Prime Therapeutics, Inc.*	5,100	212
Flexion Therapeutics, Inc.*	7,200	139
Furiex Pharmaceuticals, Inc.(2) *	2,700	—
Geron Corp.*	18,400	89
Heron Therapeutics, Inc.*	9,717	259
Heska Corp.*	5,340	207
Horizon Pharma PLC*	8,400	182
Ignyta, Inc.*	7,000	94
Immune Design Corp.*	6,100	123
ImmunoGen, Inc.*	14,785	201
Immunomedics, Inc.*	17,691	54
Impax Laboratories, Inc.*	13,956	597
Imprimis Pharmaceuticals, Inc.*	16,800	116
Infinity Pharmaceuticals, Inc.*	17,491	137
Inovio Pharmaceuticals, Inc.*	9,528	64
Insmed, Inc.*	7,206	131
Insys Therapeutics, Inc.*	6,100	175
Intersect ENT, Inc.*	7,700	173
Intra-Cellular Therapies, Inc.*	4,000	215
Juniper Pharmaceuticals, Inc.*	10,300	106
KaloBios Pharmaceuticals, Inc.*	2,700	30
KemPharm, Inc.*	4,200	83
Keryx Biopharmaceuticals, Inc.*	1,071	5
La Jolla Pharmaceutical Co.*	5,700	154
Lannett Co., Inc.*	11,920	478
Lexicon Pharmaceuticals, Inc.*	7,167	95
Ligand Pharmaceuticals, Inc.*	7,736	839
Lion Biotechnologies, Inc.*	3,100	24
Lipocine, Inc.*	11,200	145
Loxo Oncology, Inc.*	2,900	83
MacroGenics, Inc.*	3,200	99
MannKind Corp.*	32,350	47
Medicines (The) Co.*	11,396	426
Merrimack Pharmaceuticals, Inc.*	11,799	93
Mirati Therapeutics, Inc.*	3,000	95
Momenta Pharmaceuticals, Inc.*	11,687	173
Natural Alternatives International, Inc.*	714	7
Nature’s Sunshine Products, Inc.	6,803	69
Nektar Therapeutics*	20,212	341
Neurocrine Biosciences, Inc.*	1,840	104
NewLink Genetics Corp.*	3,500	127
Northwest Biotherapeutics, Inc.*	3,100	10
Novavax, Inc.*	43,559	365
Nutraceutical International Corp.*	2,012	52
Ohr Pharmaceutical, Inc.*	7,500	46
Omega Protein Corp.*	930	21
Omeros Corp.*	8,500	134
OncoMed Pharmaceuticals, Inc.*	4,300	97
OPKO Health, Inc.*	14,795	149
Orexigen Therapeutics, Inc.*	37,837	65
Osiris Therapeutics, Inc.	9,064	94
Otonomy, Inc.*	3,800	105
Pacira Pharmaceuticals, Inc.*	6,500	499
Paratek Pharmaceuticals, Inc.*	6,006	114
PDL BioPharma, Inc.	21,289	75
Pernix Therapeutics Holdings, Inc.*	2,500	7
Pfenex, Inc.*	2,300	28
Phibro Animal Health Corp., Class A	4,200	127
POZEN, Inc.*	10,722	73
Prestige Brands Holdings, Inc.*	10,550	543
Progenics Pharmaceuticals, Inc.*	2,253	14
ProQR Therapeutics N.V.*	2,600	23
Prothena Corp. PLC*	3,500	238
PTC Therapeutics, Inc.*	3,013	98
Raptor Pharmaceutical Corp.*	14,629	76
Recro Pharma, Inc.*	2,006	18
Repligen Corp.*	9,575	271
Repros Therapeutics, Inc.*	21,267	26
Retrophin, Inc.*	7,400	143
Revance Therapeutics, Inc.*	3,700	126
Sagent Pharmaceuticals, Inc.*	7,247	115
Sangamo BioSciences, Inc.*	13,883	127

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Biotechnology & Pharmaceuticals - 6.6% continued
Sarepta Therapeutics, Inc.*	10,200	$394
SciClone Pharmaceuticals, Inc.*	10,447	96
Sorrento Therapeutics, Inc.*	12,300	107
Spectrum Pharmaceuticals, Inc.*	2,516	15
Stemline Therapeutics, Inc.*	3,700	23
Sucampo Pharmaceuticals, Inc., Class A*	11,225	194
Supernus Pharmaceuticals, Inc.*	6,400	86
Tetraphase Pharmaceuticals, Inc.*	3,534	35
TG Therapeutics, Inc.*	14,900	178
TherapeuticsMD, Inc.*	8,400	87
Theravance Biopharma, Inc.*	6,300	103
Theravance, Inc.	7,600	80
Tobira Therapeutics, Inc.*	6,700	67
Tokai Pharmaceuticals, Inc.*	11,800	103
Tonix Pharmaceuticals Holding Corp.*	6,500	50
USANA Health Sciences, Inc.*	3,291	420
Vanda Pharmaceuticals, Inc.*	17,698	165
Verastem, Inc.*	6,600	12
Versartis, Inc.*	6,300	78
Vitae Pharmaceuticals, Inc.*	500	9
Vital Therapies, Inc.*	7,700	89
Xencor, Inc.*	1,800	26
XenoPort, Inc.*	10,100	55
Zafgen, Inc.*	3,300	21
ZIOPHARM Oncology, Inc.*	12,646	105
Zogenix, Inc.*	9,800	144

		21,622

Chemicals - 1.6%
A. Schulman, Inc.	5,239	161
American Vanguard Corp.	3,978	56
Axiall Corp.	9,864	152
Balchem Corp.	4,069	247
Cabot Corp.	9,000	368
Calgon Carbon Corp.	8,874	153
Chemtura Corp.*	18,088	493
Ferro Corp.*	15,608	174
FutureFuel Corp.	3,099	42
H.B. Fuller Co.	10,846	396
Hawkins, Inc.	2,592	93
Innophos Holdings, Inc.	3,706	107
Innospec, Inc.	6,040	328
Intrepid Potash, Inc.(1) *	54	—
KMG Chemicals, Inc.	5,116	118
Koppers Holdings, Inc.*	4,671	85
Kraton Performance Polymers, Inc.*	4,387	73
Kronos Worldwide, Inc.	700	4
Landec Corp.*	2,900	34
LSB Industries, Inc.*	2,867	21
Materion Corp.	3,830	107
Minerals Technologies, Inc.	4,882	224
Oil-Dri Corp. of America	198	7
Olin Corp.	12,486	215
OMNOVA Solutions, Inc.*	1,673	10
PolyOne Corp.	5,892	187
Quaker Chemical Corp.	3,688	285
Sensient Technologies Corp.	9,385	590
Stepan Co.	4,145	206
Synalloy Corp.	100	1
Valhi, Inc.	3,000	4
WD-40 Co.	3,853	380

		5,321

Commercial Services - 2.3%
ABM Industries, Inc.	9,119	260
Advisory Board (The) Co.*	5,845	290
AMN Healthcare Services, Inc.*	8,140	253
ARC Document Solutions, Inc.*	2,826	12
Ascent Capital Group, Inc., Class A*	1,681	28
Barrett Business Services, Inc.	931	41
Brady Corp., Class A	6,847	157
Brink’s (The) Co.	8,355	241
CBIZ, Inc.*	19,521	192
CDI Corp.	1,448	10
CEB, Inc.	5,339	328
Cimpress N.V.*	4,785	388
Collectors Universe, Inc.	10,069	156
Computer Task Group, Inc.	1,924	13
CorVel Corp.*	4,792	210
CRA International, Inc.*	2,923	55
Cross Country Healthcare, Inc.*	6,341	104
Deluxe Corp.	7,139	389
Ennis, Inc.	4,935	95
Franklin Covey Co.*	938	16
FTI Consulting, Inc.*	5,057	175
G&K Services, Inc., Class A	3,677	231
GP Strategies Corp.*	3,784	95
Hackett Group (The), Inc.	2,440	39
Healthcare Services Group, Inc.	11,075	386
HMS Holdings Corp.*	13,927	172

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Commercial Services - 2.3% continued
Huron Consulting Group, Inc.*	2,940	$175
Information Services Group, Inc.	9,962	36
Innodata, Inc.*	1,821	5
Insperity, Inc.	4,201	202
Intersections, Inc.*	576	2
Kelly Services, Inc., Class A	5,204	84
Kforce, Inc.	5,901	149
Korn/Ferry International	8,348	277
LifeLock, Inc.*	11,000	158
Multi-Color Corp.	3,177	190
National Research Corp., Class A	7,143	115
Navigant Consulting, Inc.*	7,304	117
On Assignment, Inc.*	7,815	351
R.R. Donnelley & Sons Co.	7,001	103
Resources Connection, Inc.	8,200	134
RPX Corp.*	10,700	118
Sotheby’s	9,471	244
SP Plus Corp.*	4,582	110
TriNet Group, Inc.*	4,700	91
TrueBlue, Inc.*	4,950	128
UniFirst Corp.	2,693	281
Vectrus, Inc.*	3,400	71
Viad Corp.	4,615	130
Volt Information Sciences, Inc.*	2,603	21
Where Food Comes From, Inc.*	1,000	2

		7,630

Construction Materials - 0.7%
Advanced Drainage Systems, Inc.	3,600	87
Apogee Enterprises, Inc.	7,220	314
Boise Cascade Co.*	5,300	135
Deltic Timber Corp.	1,741	102
Headwaters, Inc.*	13,026	220
Louisiana-Pacific Corp.*	19,536	352
Patrick Industries, Inc.*	3,000	131
Tecnoglass, Inc.*	6,000	82
Trex Co., Inc.*	7,220	275
United States Lime & Minerals, Inc.*	1,792	98
Universal Forest Products, Inc.	3,261	223
US Concrete, Inc.*	3,300	174

		2,193

Consumer Products - 2.5%
Adecoagro S.A.*	13,083	161
Alico, Inc.	1,171	45
B&G Foods, Inc.	9,154	321
Boston Beer (The) Co., Inc., Class A*	1,312	265
Boulder Brands, Inc.*	1,403	15
Bridgford Foods Corp.*	366	3
Cal-Maine Foods, Inc.	6,014	279
Central Garden & Pet Co., Class A*	4,215	57
Clearwater Paper Corp.*	3,285	150
Coca-Cola Bottling Co. Consolidated	1,647	301
Craft Brew Alliance, Inc.*	7,309	61
Darling Ingredients, Inc.*	27,052	285
Dean Foods Co.	11,800	202
Diamond Foods, Inc.*	874	34
Elizabeth Arden, Inc.*	1,373	14
Farmer Brothers Co.*	6,714	217
Female Health (The) Co.*	935	1
Fresh Del Monte Produce, Inc.	4,800	187
Golden Enterprises, Inc.	454	2
Helen of Troy Ltd.*	4,426	417
HRG Group, Inc.*	12,640	171
Inter Parfums, Inc.	5,015	119
J&J Snack Foods Corp.	4,111	480
Lancaster Colony Corp.	3,933	454
Lifeway Foods, Inc.*	296	3
National Beverage Corp.*	8,591	390
Nu Skin Enterprises, Inc., Class A	9,700	368
Orchids Paper Products Co.	486	15
Post Holdings, Inc.*	10,362	639
Revlon, Inc., Class A*	486	14
Sanderson Farms, Inc.	2,818	218
Seaboard Corp.*	59	171
Seneca Foods Corp., Class A*	296	9
Snyder’s-Lance, Inc.	6,361	218
Spectrum Brands Holdings, Inc.	3,320	338
Tejon Ranch Co.*	2,839	54
Tootsie Roll Industries, Inc.	5,993	189
TreeHouse Foods, Inc.*	7,186	564
United-Guardian, Inc.	492	9
Universal Corp.	3,656	205
Vector Group Ltd.	11,993	283
Wausau Paper Corp.	13,675	140

		8,068

Consumer Services - 0.7%
Aaron’s, Inc.	9,691	217
American Public Education, Inc.*	5,609	104

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Consumer Services - 0.7% continued
Apollo Education Group, Inc.*	19,200	$147
Bridgepoint Education, Inc.*	766	6
Bright Horizons Family Solutions, Inc.*	5,200	347
Capella Education Co.	3,206	148
DeVry Education Group, Inc.	9,476	240
Grand Canyon Education, Inc.*	7,469	300
K12, Inc.*	8,771	77
Matthews International Corp., Class A	5,424	290
Medifast, Inc.	486	15
Nutrisystem, Inc.	5,300	115
Regis Corp.*	9,337	132
Rent-A-Center, Inc.	7,274	109
Strayer Education, Inc.*	1,599	96

		2,343

Containers & Packaging - 0.6%
AEP Industries, Inc.*	2,337	180
Berry Plastics Group, Inc.*	16,932	613
Graphic Packaging Holding Co.	54,410	698
Greif, Inc., Class A	4,300	133
KapStone Paper and Packaging Corp.	11,023	249
Myers Industries, Inc.	3,563	47
Tredegar Corp.	6,333	86

		2,006

Design, Manufacturing & Distribution - 0.3%
Benchmark Electronics, Inc.*	6,403	132
CTS Corp.	7,009	124
Fabrinet*	5,500	131
Plexus Corp.*	4,853	170
Sanmina Corp.*	12,459	256
Transcat, Inc.*	83	1

		814

Distributors - Consumer Staples - 0.2%
Andersons (The), Inc.	4,634	147
Calavo Growers, Inc.	2,106	103
Core-Mark Holding Co., Inc.	2,719	223
United Natural Foods, Inc.*	6,711	264

		737

Distributors - Discretionary - 0.9%
Bassett Furniture Industries, Inc.	6,500	163
ePlus, Inc.*	4,023	375
Essendant, Inc.	11,530	375
FTD Cos., Inc.*	3,676	96
Insight Enterprises, Inc.*	7,266	183
PC Connection, Inc.	3,986	90
PCM, Inc.*	957	10
Pool Corp.	8,630	697
ScanSource, Inc.*	4,915	158
SYNNEX Corp.	4,586	412
Tech Data Corp.*	5,891	391
Wayside Technology Group, Inc.	6,040	111

		3,061

Electrical Equipment - 1.3%
AAON, Inc.	8,899	207
American Science & Engineering, Inc.	503	21
Argan, Inc.	4,143	134
Badger Meter, Inc.	3,638	213
Bel Fuse, Inc., Class B	4,607	80
Belden, Inc.	6,883	328
Chase Corp.	456	19
Checkpoint Systems, Inc.	1,062	7
Cognex Corp.	14,641	494
Compx International, Inc.(1)	1	—
CyberOptics Corp.*	2,396	18
ESCO Technologies, Inc.	3,661	132
Espey Manufacturing & Electronics Corp.	7,582	197
FARO Technologies, Inc.*	4,638	137
Generac Holdings, Inc.*	9,807	292
General Cable Corp.	8,900	119
GSI Group, Inc.*	6,297	86
Houston Wire & Cable Co.	1,868	10
Itron, Inc.*	4,656	168
Kimball Electronics, Inc.*	2,647	29
Landauer, Inc.	2,200	72
Littelfuse, Inc.	3,793	406
LSI Industries, Inc.	447	5
Mesa Laboratories, Inc.	1,780	177
MOCON, Inc.	6,104	89
NL Industries, Inc.*	1,244	4
Nortek, Inc.*	1,840	80
Orion Energy Systems, Inc.*	1,232	3
OSI Systems, Inc.*	4,075	361
Powell Industries, Inc.	2,864	75
Preformed Line Products Co.	2,103	89
Stoneridge, Inc.*	967	14
Watts Water Technologies, Inc., Class A	4,543	226

		4,292

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Engineering & Construction Services - 0.9%
Comfort Systems USA, Inc.	7,128	$203
Dycom Industries, Inc.*	7,089	496
EMCOR Group, Inc.	9,326	448
EnerNOC, Inc.*	6,400	25
Exponent, Inc.	5,924	296
Granite Construction, Inc.	6,973	299
Great Lakes Dredge & Dock Corp.*	3,860	15
Installed Building Products, Inc.*	3,300	82
Integrated Electrical Services, Inc.*	1,326	15
KBR, Inc.	20,200	342
Kratos Defense & Security Solutions, Inc.*	382	1
MasTec, Inc.*	7,770	135
Mistras Group, Inc.*	1,000	19
MYR Group, Inc.*	2,461	51
Orion Marine Group, Inc.(1) *	17	—
PowerSecure International, Inc.*	4,764	72
Primoris Services Corp.	1,900	42
Team, Inc.*	3,639	116
TopBuild Corp.*	6,600	203
TRC Cos., Inc.*	1,872	17
Tutor Perini Corp.*	3,200	54
VSE Corp.	1,504	93
Willbros Group, Inc.*	4,603	12

		3,036

Forest & Paper Products - 0.4%
Domtar Corp.	12,126	448
Mercer International, Inc.	9,600	87
Neenah Paper, Inc.	6,458	403
P.H. Glatfelter Co.	9,381	173
Resolute Forest Products, Inc.*	9,547	72
Schweitzer-Mauduit International, Inc.	6,359	267

		1,450

Gaming, Lodging & Restaurants - 2.7%
Belmond Ltd., Class A*	13,233	126
Biglari Holdings, Inc.*	565	184
BJ’s Restaurants, Inc.*	3,146	137
Bloomin’ Brands, Inc.	18,600	314
Bob Evans Farms, Inc.	4,493	175
Bojangles’, Inc.*	3,700	59
Boyd Gaming Corp.*	10,608	211
Brinker International, Inc.	1,599	77
Buffalo Wild Wings, Inc.*	2,850	455
Carrols Restaurant Group, Inc.*	1,340	16
Cheesecake Factory (The), Inc.	7,476	345
Choice Hotels International, Inc.	2,777	140
Churchill Downs, Inc.	2,354	333
Chuy’s Holdings, Inc.*	2,600	81
Cracker Barrel Old Country Store, Inc.	4,259	540
Dave & Buster’s Entertainment, Inc.*	3,900	163
Denny’s Corp.*	12,983	128
Diamond Resorts International, Inc.*	4,800	122
DineEquity, Inc.	2,714	230
El Pollo Loco Holdings, Inc.*	700	9
Famous Dave’s of America, Inc.*	2,260	16
Fiesta Restaurant Group, Inc.*	3,647	122
Flanigan’s Enterprises, Inc.	2,992	65
Golden Entertainment, Inc.*	1,500	15
Interval Leisure Group, Inc.	6,864	107
Isle of Capri Casinos, Inc.*	9,591	134
Jack in the Box, Inc.	10,641	816
Kona Grill, Inc.*	5,919	94
Krispy Kreme Doughnuts, Inc.*	10,279	155
La Quinta Holdings, Inc.*	14,000	190
Luby’s, Inc.*	1,256	6
Marriott Vacations Worldwide Corp.	3,841	219
Monarch Casino & Resort, Inc.*	902	20
Morgans Hotel Group Co.*	4,958	17
Nathan’s Famous, Inc.	1,599	82
Papa John’s International, Inc.	8,345	466
Penn National Gaming, Inc.*	10,700	171
Pinnacle Entertainment, Inc.*	8,507	265
Popeyes Louisiana Kitchen, Inc.*	3,901	228
Red Lion Hotels Corp.*	1,092	8
Red Robin Gourmet Burgers, Inc.*	6,396	395
Ruby Tuesday, Inc.*	9,297	51
Ruth’s Hospitality Group, Inc.	3,140	50
Scientific Games Corp., Class A*	8,698	78
Shake Shack, Inc., Class A*	2,200	87
Sonic Corp.	11,945	386
Texas Roadhouse, Inc.	11,966	428
Wendy’s (The) Co.	35,870	386
Zoe’s Kitchen, Inc.*	2,200	62

		8,964

Hardware - 3.1%
3D Systems Corp.*	16,300	142
ADTRAN, Inc.	9,610	165
Alliance Fiber Optic Products, Inc.	6,511	99

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Hardware - 3.1% continued
ARRIS Group, Inc.*	19,749	$604
Astro-Med, Inc.	4,203	61
AVX Corp.	2,900	35
CalAmp Corp.*	8,600	171
Ciena Corp.*	17,604	364
Clearfield, Inc.*	4,600	62
Communications Systems, Inc.	1,661	13
Comtech Telecommunications Corp.	6,812	137
Cray, Inc.*	6,911	224
Daktronics, Inc.	10,312	90
Datalink Corp.*	7,004	48
Diebold, Inc.	9,099	274
Digimarc Corp.*	3,845	140
DTS, Inc.*	4,900	111
Eastman Kodak Co.*	6,300	79
Electronics For Imaging, Inc.*	6,940	324
Emerson Radio Corp.*	792	1
Extreme Networks, Inc.*	5,620	23
FEI Co.	6,421	512
Finisar Corp.*	15,277	222
Gigamon, Inc.*	3,300	88
Harmonic, Inc.*	7,261	30
Identiv, Inc.*	500	1
IMAX Corp.*	10,700	380
Immersion Corp.*	8,207	96
Imprivata, Inc.*	5,300	60
Infinera Corp.*	22,105	401
Infoblox, Inc.*	7,500	138
InterDigital, Inc.	5,883	288
Ixia*	14,924	185
Knowles Corp.*	11,900	159
Kopin Corp.*	6,814	18
KVH Industries, Inc.*	6,291	59
Lexmark International, Inc., Class A	9,396	305
Loral Space & Communications, Inc.*	2,176	89
Mercury Systems, Inc.*	4,200	77
MRV Communications, Inc.*	4,100	50
Multi-Fineline Electronix, Inc.*	7,300	151
NETGEAR, Inc.*	5,066	212
NetScout Systems, Inc.*	15,275	469
Nimble Storage, Inc.*	8,800	81
Numerex Corp., Class A*	1,861	12
PAR Technology Corp.*	3,554	24
PC-Tel, Inc.	1,240	6
Plantronics, Inc.	6,395	303
Polycom, Inc.*	25,457	320
QLogic Corp.*	12,200	149
Qumu Corp.*	725	2
RELM Wireless Corp.*	1,700	7
Rovi Corp.*	16,094	268
Ruckus Wireless, Inc.*	12,900	138
Silicon Graphics International Corp.*	697	4
Sonus Networks, Inc.*	3,745	27
Stratasys Ltd.*	7,400	174
Super Micro Computer, Inc.*	4,954	121
TiVo, Inc.*	15,546	134
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	2,107	14
Ubiquiti Networks, Inc.*	5,070	161
Universal Electronics, Inc.*	3,972	204
UTStarcom Holdings Corp.(1) *	18	—
VeriFone Systems, Inc.*	2,456	69
ViaSat, Inc.*	6,412	391
Viavi Solutions, Inc.*	22,100	135
Vishay Precision Group, Inc.*	7,176	81
Vocera Communications, Inc.*	6,500	79
VOXX International Corp.*	15,824	83

		10,147

Health Care Facilities & Services - 3.4%
AAC Holdings, Inc.*	5,200	99
Acadia Healthcare Co., Inc.*	4,712	294
Addus HomeCare Corp.*	6,203	144
Adeptus Health, Inc., Class A*	1,500	82
Air Methods Corp.*	8,155	342
Alliance HealthCare Services, Inc.*	7,135	65
Almost Family, Inc.*	4,730	181
Amedisys, Inc.*	6,700	263
Amsurg Corp.*	7,448	566
BioScrip, Inc.*	4,789	8
Capital Senior Living Corp.*	7,498	156
Charles River Laboratories International, Inc.*	6,848	551
Chemed Corp.	5,190	777
Civitas Solutions, Inc.*	3,900	112
Digirad Corp.	1,868	11
Diplomat Pharmacy, Inc.*	6,400	219
Ensign Group (The), Inc.	13,394	303
ExamWorks Group, Inc.*	7,481	199

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Health Care Facilities & Services - 3.4% continued
Genesis Healthcare, Inc.*	13,027	$45
Hanger, Inc.*	4,907	81
HealthEquity, Inc.*	4,650	117
HealthSouth Corp.	16,847	586
Healthways, Inc.*	5,340	69
INC Research Holdings, Inc., Class A*	3,600	175
Independence Holding Co.	906	13
Kindred Healthcare, Inc.	14,263	170
LHC Group, Inc.*	3,091	140
LifePoint Health, Inc.*	5,976	439
Magellan Health, Inc.*	6,768	417
Medcath Corp.(2) *	7,953	—
Molina Healthcare, Inc.*	6,139	369
National HealthCare Corp.	3,270	202
NeoGenomics, Inc.*	9,900	78
OvaScience, Inc.*	5,200	51
Owens & Minor, Inc.	10,979	395
PAREXEL International Corp.*	10,081	687
PharMerica Corp.*	6,938	243
PRA Health Sciences, Inc.*	2,500	113
Premier, Inc., Class A*	4,400	155
Providence Service (The) Corp.*	5,213	245
Select Medical Holdings Corp.	14,296	170
Surgical Care Affiliates, Inc.*	2,800	111
Team Health Holdings, Inc.*	12,389	544
Teladoc, Inc.*	4,400	79
Triple-S Management Corp., Class B*	6,718	161
U.S. Physical Therapy, Inc.	3,815	205
Universal American Corp.	3,300	23
WellCare Health Plans, Inc.*	7,660	599

		11,054

Home & Office Products - 1.5%
ACCO Brands Corp.*	10,993	78
American Woodmark Corp.*	3,676	294
AV Homes, Inc.*	4,383	56
Beazer Homes USA, Inc.*	3,167	36
Blount International, Inc.*	3,082	30
CalAtlantic Group, Inc.	11,041	419
Cavco Industries, Inc.*	2,736	228
Century Communities, Inc.*	3,800	67
CSS Industries, Inc.	3,983	113
Flexsteel Industries, Inc.	5,235	231
Griffon Corp.	6,955	124
Herman Miller, Inc.	8,523	245
HNI Corp.	7,276	262
Hooker Furniture Corp.	5,247	132
Hovnanian Enterprises, Inc., Class A*	1,553	3
Interface, Inc.	8,313	159
iRobot Corp.*	3,561	126
KB Home	13,939	172
Kimball International, Inc., Class B	3,596	35
Knoll, Inc.	7,414	139
La-Z-Boy, Inc.	8,302	203
Libbey, Inc.	4,200	90
Lifetime Brands, Inc.	5,662	75
M/I Homes, Inc.*	5,374	118
Masonite International Corp.*	4,200	257
MDC Holdings, Inc.	7,131	182
Meritage Homes Corp.*	5,355	182
NACCO Industries, Inc., Class A	1,393	59
Nobility Homes, Inc.*	858	10
PGT, Inc.*	600	7
Quanex Building Products Corp.	4,167	87
St. Joe (The) Co.*	6,632	123
Stanley Furniture Co., Inc.*	1,290	4
Steelcase, Inc., Class A	17,689	264
Taylor Morrison Home Corp., Class A*	6,600	106
Virco Manufacturing Corp.*	1,642	5
WCI Communities, Inc.*	2,498	56
William Lyon Homes, Class A*	2,100	35

		4,812

Industrial Services - 0.5%
Applied Industrial Technologies, Inc.	6,542	265
DXP Enterprises, Inc.*	1,930	44
Electro Rent Corp.	1,834	17
Furmanite Corp.*	8,654	58
H&E Equipment Services, Inc.	3,385	59
Kaman Corp.	4,233	173
TAL International Group, Inc.*	3,530	56
Titan Machinery, Inc.*	784	8
Watsco, Inc.	3,861	452
Wesco Aircraft Holdings, Inc.*	7,300	87
WESCO International, Inc.*	7,000	306

		1,525

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	29,753	292
Cowen Group, Inc., Class A*	9,100	35

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Institutional Financial Services - 0.6% continued
Evercore Partners, Inc., Class A	5,486	$297
FBR & Co.	8,130	162
GFI Group, Inc.*	9,604	58
Greenhill & Co., Inc.	3,206	92
INTL. FCStone, Inc.*	4,146	139
Investment Technology Group, Inc.	9,773	166
Moelis & Co., Class A	2,500	73
Piper Jaffray Cos.*	2,661	107
Stifel Financial Corp.*	9,348	396

		1,817

Insurance - 3.1%
Ambac Financial Group, Inc.*	9,911	140
American Equity Investment Life Holding Co.	9,118	219
AMERISAFE, Inc.	3,553	181
AmTrust Financial Services, Inc.	7,777	479
Argo Group International Holdings Ltd.	5,120	306
Atlantic American Corp.	6,801	34
Baldwin & Lyons, Inc., Class B	3,255	78
Citizens, Inc.*	29,682	221
CNO Financial Group, Inc.	39,691	758
Crawford & Co., Class B	15,633	83
Donegal Group, Inc., Class A	1,541	22
eHealth, Inc.*	5,909	59
EMC Insurance Group, Inc.	8,302	210
Employers Holdings, Inc.	6,440	176
Endurance Specialty Holdings Ltd.	10,648	681
Enstar Group Ltd.*	1,310	197
FBL Financial Group, Inc., Class A	3,916	249
First Acceptance Corp.*	2,799	7
GAINSCO, Inc.*	714	10
Global Indemnity PLC*	491	14
Greenlight Capital Re Ltd., Class A*	3,962	74
Hallmark Financial Services, Inc.*	10,692	125
Hanover Insurance Group (The), Inc.	6,677	543
Horace Mann Educators Corp.	6,561	218
Infinity Property & Casualty Corp.	2,592	213
Kansas City Life Insurance Co.	1,915	73
Kemper Corp.	5,349	199
Maiden Holdings Ltd.	3,175	47
MBIA, Inc.*	34,100	221
Mercury General Corp.	3,099	144
National General Holdings Corp.	6,100	133
National Interstate Corp.	2,933	78
National Western Life Group, Inc., Class A	516	130
Navigators Group (The), Inc.*	2,885	248
OneBeacon Insurance Group Ltd., Class A	5,157	64
Phoenix (The) Cos., Inc.*	271	10
Primerica, Inc.	7,555	357
Radian Group, Inc.	30,333	406
RenaissanceRe Holdings Ltd.	3,064	347
RLI Corp.	8,750	540
Safety Insurance Group, Inc.	2,481	140
Selective Insurance Group, Inc.	9,000	302
StanCorp Financial Group, Inc.	5,355	610
State Auto Financial Corp.	5,000	103
Symetra Financial Corp.	10,296	327
Third Point Reinsurance Ltd.*	11,900	160
Unico American Corp.*	114	1
United Fire Group, Inc.	4,826	185
Universal Insurance Holdings, Inc.	8,432	195

		10,317

Iron & Steel - 0.5%
AK Steel Holding Corp.*	14,900	33
Allegheny Technologies, Inc.	18,300	206
Carpenter Technology Corp.	7,200	218
Cliffs Natural Resources, Inc.*	12,300	20
Commercial Metals Co.	15,654	214
Haynes International, Inc.	2,380	87
Northwest Pipe Co.*	4,399	49
Olympic Steel, Inc.	756	9
Shiloh Industries, Inc.*	12,211	64
TimkenSteel Corp.	9,900	83
United States Steel Corp.	13,500	108
Universal Stainless & Alloy Products, Inc.*	2,583	24
Worthington Industries, Inc.	12,979	391

		1,506

Leisure Products - 0.7%
Arctic Cat, Inc.	3,673	60
Brunswick Corp.	13,408	677
Callaway Golf Co.	11,034	104
Drew Industries, Inc.	6,495	396
Johnson Outdoors, Inc., Class A	8,183	179
Malibu Boats, Inc., Class A*	1,900	31
Marine Products Corp.	2,474	15
Nautilus, Inc.*	6,833	114
Thor Industries, Inc.	5,010	282

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Leisure Products - 0.7% continued
Vista Outdoor, Inc.*	9,500	$423
Winnebago Industries, Inc.	4,584	91

		2,372

Machinery - 1.8%
Alamo Group, Inc.	1,136	59
Altra Industrial Motion Corp.	6,577	165
Astec Industries, Inc.	3,273	133
Briggs & Stratton Corp.	6,395	111
CIRCOR International, Inc.	2,701	114
ClearSign Combustion Corp.*	3,992	19
Columbus McKinnon Corp.	5,629	106
Curtiss-Wright Corp.	6,901	473
CVD Equipment Corp.*	1,675	17
Federal Signal Corp.	13,399	212
Franklin Electric Co., Inc.	6,818	184
Gorman-Rupp (The) Co.	5,060	135
Graham Corp.	2,479	42
Hardinge, Inc.	7,904	74
Hillenbrand, Inc.	9,114	270
Hollysys Automation Technologies Ltd.	7,757	172
Hurco Cos., Inc.	1,099	29
Hyster-Yale Materials Handling, Inc.	2,471	130
John Bean Technologies Corp.	3,841	191
Joy Global, Inc.	15,300	193
Kadant, Inc.	3,099	126
Kennametal, Inc.	11,300	217
Key Technology, Inc.*	4,460	46
Lindsay Corp.	2,542	184
Manitowoc (The) Co., Inc.	19,400	298
MSA Safety, Inc.	3,821	166
MTS Systems Corp.	4,398	279
Mueller Water Products, Inc., Class A	18,221	157
Raven Industries, Inc.	5,698	89
Rexnord Corp.*	16,974	307
Rofin-Sinar Technologies, Inc.*	4,463	119
SL Industries, Inc.*	898	29
SPX Corp.	6,500	61
SPX FLOW, Inc.*	6,500	181
Standex International Corp.	3,027	252
Sun Hydraulics Corp.	3,572	113
Taylor Devices, Inc.*	1,612	27
Tennant Co.	2,874	162
Terex Corp.	14,900	275
Titan International, Inc.	985	4
Twin Disc, Inc.	646	7

		5,928

Manufactured Goods - 0.9%
Aegion Corp.*	8,611	166
AZZ, Inc.	5,360	298
Barnes Group, Inc.	7,925	280
Chart Industries, Inc.*	6,394	115
Core Molding Technologies, Inc.*	4,100	53
Dynamic Materials Corp.	1,090	8
Eastern (The) Co.	3,570	67
EnPro Industries, Inc.	4,069	178
Gibraltar Industries, Inc.*	4,744	121
Handy & Harman Ltd.*	2,349	48
Insteel Industries, Inc.	1,921	40
LB Foster Co., Class A	1,705	23
Mueller Industries, Inc.	11,211	304
NCI Building Systems, Inc.*	5,202	64
Omega Flex, Inc.	2,687	89
Proto Labs, Inc.*	2,884	184
RBC Bearings, Inc.*	4,174	270
Rogers Corp.*	3,313	171
Simpson Manufacturing Co., Inc.	7,915	270
Valmont Industries, Inc.	3,300	350

		3,099

Media - 2.3%
Autobytel, Inc.*	8,325	188
Bankrate, Inc.*	8,500	113
Blucora, Inc.*	9,728	95
Crown Media Holdings, Inc., Class A*	3,852	22
Daily Journal Corp.*	420	85
DreamWorks Animation SKG, Inc., Class A*	12,914	333
Entercom Communications Corp., Class A*	6,026	68
Eros International PLC*	4,400	40
Everyday Health, Inc.*	3,700	22
EW Scripps (The) Co., Class A	7,400	141
Expedia, Inc.	2,870	357
Gannett Co., Inc.	19,300	314
Global Sources Ltd.*	13,172	103
GoDaddy, Inc., Class A*	2,500	80
Gray Television, Inc.*	13,100	214
Groupon, Inc.*	84,700	260
GrubHub, Inc.*	11,000	266
HealthStream, Inc.*	4,793	106

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Media - 2.3% continued
Houghton Mifflin Harcourt Co.*	20,500	$447
Journal Media Group, Inc.	1,340	16
Liberty TripAdvisor Holdings, Inc., Class A*	10,000	303
Marchex, Inc., Class B	1,195	5
MDC Partners, Inc., Class A	3,800	83
Media General, Inc.*	11,792	190
Meredith Corp.	4,935	213
MSG Networks, Inc., Class A*	10,500	218
National CineMedia, Inc.	10,900	171
New Media Investment Group, Inc.	7,163	139
New York Times (The) Co., Class A	18,606	250
Nexstar Broadcasting Group, Inc., Class A	4,228	248
Reis, Inc.	5,793	138
RetailMeNot, Inc.*	900	9
Rubicon Project (The), Inc.*	2,800	46
Saga Communications, Inc., Class A	3,192	123
Scholastic Corp.	3,821	147
Shutterfly, Inc.*	6,408	286
Shutterstock, Inc.*	1,785	58
Sinclair Broadcast Group, Inc., Class A	9,323	303
Time, Inc.	15,100	237
Travelzoo, Inc.*	9,681	81
Tribune Publishing Co.	4,800	44
Tucows, Inc., Class A*	3,100	65
WebMD Health Corp.*	6,613	319
Wix.com Ltd.*	5,800	132
World Wrestling Entertainment, Inc., Class A	7,305	130
XO Group, Inc.*	6,142	99
Yelp, Inc.*	10,800	311
Zillow Group, Inc., Class A*	196	5
Zillow Group, Inc., Class C*	392	9

		7,632

Medical Equipment & Devices - 4.8%
Abaxis, Inc.	3,516	196
ABIOMED, Inc.*	8,290	748
Accelerate Diagnostics, Inc.*	2,500	54
Accuray, Inc.*	8,883	60
Affymetrix, Inc.*	15,267	154
Align Technology, Inc.*	9,330	614
Analogic Corp.	2,898	239
AngioDynamics, Inc.*	9,570	116
AtriCure, Inc.*	5,920	133
Atrion Corp.	564	215
BioTelemetry, Inc.*	8,096	95
Bovie Medical Corp.*	9,188	19
Bruker Corp.*	11,959	290
Cardiovascular Systems, Inc.*	5,935	90
Catalent, Inc.*	12,540	314
Cepheid, Inc.*	12,305	450
Cerus Corp.*	8,700	55
ConforMIS, Inc.*	3,800	66
CONMED Corp.	5,126	226
CryoLife, Inc.	9,635	104
Cutera, Inc.*	11,444	146
Cynosure, Inc., Class A*	7,464	333
Daxor Corp.	559	4
Derma Sciences, Inc.*	526	2
Endologix, Inc.*	16,041	159
Entellus Medical, Inc.*	300	5
Exact Sciences Corp.*	13,390	124
Exactech, Inc.*	7,017	127
Fluidigm Corp.*	200	2
FONAR Corp.*	1,100	19
GenMark Diagnostics, Inc.*	2,100	16
Genomic Health, Inc.*	2,563	90
Glaukos Corp.*	3,400	84
Globus Medical, Inc., Class A*	11,468	319
Greatbatch, Inc.*	5,916	311
Haemonetics Corp.*	9,229	298
Halyard Health, Inc.*	6,400	214
Harvard Apparatus Regenerative Technology, Inc.*	481	1
Harvard Bioscience, Inc.*	2,139	7
HeartWare International, Inc.*	2,349	118
Hill-Rom Holdings, Inc.	10,004	481
ICU Medical, Inc.*	2,971	335
Inogen, Inc.*	4,000	160
Insulet Corp.*	10,371	392
Integra LifeSciences Holdings Corp.*	4,516	306
Invacare Corp.	7,400	129
iRadimed Corp.*	2,800	79
IRIDEX Corp.*	100	1
K2M Group Holdings, Inc.*	6,100	120
LDR Holding Corp.*	3,200	80
LeMaitre Vascular, Inc.	12,940	223
LivaNova PLC*	6,774	402
Luminex Corp.*	6,080	130
Masimo Corp.*	10,116	420

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Medical Equipment & Devices - 4.8% continued
Meridian Bioscience, Inc.	4,943	$101
Merit Medical Systems, Inc.*	8,203	153
MiMedx Group, Inc.*	11,900	112
Misonix, Inc.*	8,539	80
Myriad Genetics, Inc.*	14,304	617
NanoString Technologies, Inc.*	5,000	74
Natus Medical, Inc.*	10,126	487
Neogen Corp.*	6,403	362
NuVasive, Inc.*	9,287	503
NxStage Medical, Inc.*	10,520	231
Ocular Therapeutix, Inc.*	4,600	43
OraSure Technologies, Inc.*	13,059	84
Orthofix International N.V.*	4,628	181
Pacific Biosciences of California, Inc.*	8,400	110
Quidel Corp.*	6,422	136
Rockwell Medical, Inc.*	1,089	11
RTI Surgical, Inc.*	4,064	16
SeaSpine Holdings Corp.*	6,205	107
Sequenom, Inc.*	2,724	5
Span-America Medical Systems, Inc.	2,534	50
Sparton Corp.*	845	17
Spectranetics (The) Corp.*	5,840	88
STERIS PLC	9,892	745
SurModics, Inc.*	5,707	116
Symmetry Surgical, Inc.*	2,474	23
T2 Biosystems, Inc.*	4,300	47
Tandem Diabetes Care, Inc.*	7,200	85
Utah Medical Products, Inc.	2,417	142
Vascular Solutions, Inc.*	5,129	176
West Pharmaceutical Services, Inc.	13,169	793
Wright Medical Group N.V.*	8,615	208
Zeltiq Aesthetics, Inc.*	3,600	103

		15,881

Metals & Mining - 0.4%
Century Aluminum Co.*	700	3
Compass Minerals International, Inc.	4,800	361
Encore Wire Corp.	3,061	114
Ferroglobe PLC	9,714	105
Harsco Corp.	12,984	102
Hecla Mining Co.	46,000	87
Horsehead Holding Corp.*	8,783	18
Kaiser Aluminum Corp.	2,620	219
Stillwater Mining Co.*	16,100	138
US Silica Holdings, Inc.	6,200	116

		1,263

Oil, Gas & Coal - 2.6%
Adams Resources & Energy, Inc.	5,147	198
Alon USA Energy, Inc.	6,068	90
Approach Resources, Inc.*	417	1
Archrock, Inc.	7,455	56
Atwood Oceanics, Inc.	7,800	80
Basic Energy Services, Inc.*	1,061	3
Bill Barrett Corp.*	300	1
Bristow Group, Inc.	4,984	129
C&J Energy Services Ltd.*	550	3
California Resources Corp.	30,300	71
Callon Petroleum Co.*	6,556	55
CARBO Ceramics, Inc.	2,600	45
Carrizo Oil & Gas, Inc.*	8,702	257
Clayton Williams Energy, Inc.*	1,810	53
Clean Energy Fuels Corp.*	19,076	69
Cloud Peak Energy, Inc.*	8,022	17
CONSOL Energy, Inc.	33,500	265
Contango Oil & Gas Co.*	303	2
Dawson Geophysical Co.*	481	2
Delek US Holdings, Inc.	7,852	193
Denbury Resources, Inc.	43,700	88
Diamondback Energy, Inc.*	4,672	313
Dril-Quip, Inc.*	4,800	284
Energy XXI Ltd.(1)	1	—
EnLink Midstream LLC	3,534	53
Era Group, Inc.*	5,600	62
Evolution Petroleum Corp.	7,531	36
Exterran Corp.*	3,727	60
Flotek Industries, Inc.*	5,840	67
Forum Energy Technologies, Inc.*	7,967	99
Geospace Technologies Corp.*	389	5
Gran Tierra Energy, Inc.*	1,600	3
Gulf Island Fabrication, Inc.	557	6
Gulfmark Offshore, Inc., Class A*	6,074	28
Halcon Resources Corp.(1) *	76	—
Helix Energy Solutions Group, Inc.*	10,205	54
Independence Contract Drilling, Inc.*	1,323	7
Isramco, Inc.*	1,670	149
Laredo Petroleum, Inc.*	19,100	153
LinnCo LLC	582	1
Matador Resources Co.*	8,000	158

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Oil, Gas & Coal - 2.6% continued
Matrix Service Co.*	4,414	$91
McDermott International, Inc.*	30,300	101
MRC Global, Inc.*	14,600	188
Murphy USA, Inc.*	6,800	413
Natural Gas Services Group, Inc.*	5,112	114
Newpark Resources, Inc.*	14,428	76
NOW, Inc.*	15,800	250
Oasis Petroleum, Inc.*	11,100	82
Oil States International, Inc.*	8,400	229
Panhandle Oil and Gas, Inc., Class A	7,430	120
Par Pacific Holdings, Inc.*	2,200	52
Parsley Energy, Inc., Class A*	14,872	274
Patterson-UTI Energy, Inc.	14,000	211
PBF Energy, Inc., Class A	12,000	442
PDC Energy, Inc.*	5,135	274
Peabody Energy Corp.	1,106	8
Penn Virginia Corp.(1) *	1,000	—
PetroQuest Energy, Inc.(1) *	701	—
PHI, Inc. (Non Voting)*	4,130	68
Pioneer Energy Services Corp.(1) *	232	—
PrimeEnergy Corp.*	1,172	60
Rice Energy, Inc.*	8,300	90
Ring Energy, Inc.*	5,200	37
Rowan Cos. PLC, Class A	15,300	259
Sanchez Energy Corp.*	600	3
SEACOR Holdings, Inc.*	2,670	140
SemGroup Corp., Class A	6,055	175
SM Energy Co.	7,200	141
Stone Energy Corp.*	1,085	5
Synergy Resources Corp.*	8,900	76
Targa Resources Corp.	8,200	222
Tesco Corp.	10,038	73
TETRA Technologies, Inc.*	700	5
Thermon Group Holdings, Inc.*	4,055	69
Tidewater, Inc.	5,600	39
Triangle Petroleum Corp.(1) *	538	—
Ultra Petroleum Corp.*	18,700	47
Unit Corp.*	5,600	68
VAALCO Energy, Inc.*	5,057	8
Western Refining, Inc.	8,643	308
Westmoreland Coal Co.*	1,478	9
World Fuel Services Corp.	8,579	330
WPX Energy, Inc.*	20,500	118

		8,491

Passenger Transportation - 0.4%
Allegiant Travel Co.	2,850	478
Copa Holdings S.A., Class A	5,200	251
Hawaiian Holdings, Inc.*	6,695	236
Republic Airways Holdings, Inc.*	1,411	6
SkyWest, Inc.	9,300	177
Virgin America, Inc.*	4,500	162

		1,310

Real Estate - 0.3%
Alexander & Baldwin, Inc.	6,008	212
Consolidated-Tomoka Land Co.	2,014	106
Forestar Group, Inc.*	6,948	76
FRP Holdings, Inc.*	1,470	50
Griffin Industrial Realty, Inc.	763	20
Gyrodyne LLC*	778	20
Kennedy-Wilson Holdings, Inc.	12,827	309
Marcus & Millichap, Inc.*	1,800	53
RE/MAX Holdings, Inc., Class A	2,100	78
Resource America, Inc., Class A	1,852	11
RMR Group (The), Inc., Class A*	152	2
Stratus Properties, Inc.*	114	2
Trinity Place Holdings, Inc.*	978	6

		945

Real Estate Investment Trusts - 7.8%
Acadia Realty Trust	10,162	337
AG Mortgage Investment Trust, Inc.	6,199	80
Agree Realty Corp.	4,967	169
Alexander’s, Inc.	740	284
Altisource Residential Corp.	5,300	66
American Assets Trust, Inc.	6,270	240
American Capital Mortgage Investment Corp.	9,900	138
American Residential Properties, Inc.	6,784	128
Anworth Mortgage Asset Corp.	18,100	79
Apollo Commercial Real Estate Finance, Inc.	6,839	118
Apollo Residential Mortgage, Inc.	10,113	121
Arbor Realty Trust, Inc.	16,404	117
Ares Commercial Real Estate Corp.	4,939	56
Armada Hoffler Properties, Inc.	5,662	59
ARMOUR Residential REIT, Inc.	5,525	120
Ashford Hospitality Prime, Inc.	4,327	63
Ashford Hospitality Trust, Inc.	17,177	108
Blackstone Mortgage Trust, Inc., Class A	8,325	223
Bluerock Residential Growth REIT, Inc.	5,200	62

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Real Estate Investment Trusts - 7.8% continued
Brandywine Realty Trust	23,615	$323
BRT Realty Trust*	16,141	102
Campus Crest Communities, Inc.*	6,269	43
Capstead Mortgage Corp.	11,804	103
CareTrust REIT, Inc.	6,523	71
CatchMark Timber Trust, Inc., Class A	4,055	46
Cedar Realty Trust, Inc.	32,952	233
Chatham Lodging Trust	4,682	96
Cherry Hill Mortgage Investment Corp.	2,777	36
Chesapeake Lodging Trust	7,584	191
CIM Commercial Trust Corp.(1)	8	—
Colony Capital, Inc., Class A	15,374	299
Community Healthcare Trust, Inc.	4,500	83
CorEnergy Infrastructure Trust, Inc.	1,300	19
CoreSite Realty Corp.	4,955	281
Corporate Office Properties Trust	16,195	354
Cousins Properties, Inc.	31,604	298
CubeSmart	23,343	715
CyrusOne, Inc.	8,470	317
CYS Investments, Inc.	23,800	170
DCT Industrial Trust, Inc.	11,805	441
DiamondRock Hospitality Co.	31,950	308
DuPont Fabros Technology, Inc.	9,806	312
Dynex Capital, Inc.	24,058	153
EastGroup Properties, Inc.	4,559	254
Education Realty Trust, Inc.	7,189	272
Ellington Residential Mortgage REIT	3,313	41
Empire State Realty Trust, Inc., Class A	14,100	255
EPR Properties	9,302	544
Equity Commonwealth*	10,618	294
Equity One, Inc.	9,892	269
FelCor Lodging Trust, Inc.	14,752	108
First Industrial Realty Trust, Inc.	15,829	350
First Potomac Realty Trust	10,217	116
First Real Estate Investment Trust of New Jersey	205	4
Franklin Street Properties Corp.	13,600	141
GEO Group (The), Inc.	13,799	399
Getty Realty Corp.	13,733	235
Gladstone Commercial Corp.	7,455	109
Gladstone Land Corp.	9,000	78
Global Net Lease, Inc.	17,600	140
Gramercy Property Trust	44,771	346
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,062	171
Hatteras Financial Corp.	14,800	195
Healthcare Realty Trust, Inc.	13,827	392
Hersha Hospitality Trust	5,572	121
Highwoods Properties, Inc.	14,490	632
Hudson Pacific Properties, Inc.	10,105	284
InfraREIT, Inc.	4,200	78
Inland Real Estate Corp.	24,789	263
Invesco Mortgage Capital, Inc.	18,900	234
Investors Real Estate Trust	28,880	201
iStar, Inc.*	9,657	113
JAVELIN Mortgage Investment Corp.	810	5
Kite Realty Group Trust	3,712	96
LaSalle Hotel Properties	17,923	451
Lexington Realty Trust	28,116	225
LTC Properties, Inc.	5,225	225
Mack-Cali Realty Corp.	13,300	311
Medical Properties Trust, Inc.	32,027	369
Monmouth Real Estate Investment Corp.	19,945	209
Monogram Residential Trust, Inc.	24,400	238
National Health Investors, Inc.	5,859	357
New Residential Investment Corp.	29,529	359
New Senior Investment Group, Inc.	10,116	100
New York Mortgage Trust, Inc.	10,279	55
New York REIT, Inc.	24,400	281
Newcastle Investment Corp.	7,829	32
One Liberty Properties, Inc.	9,582	206
Orchid Island Capital, Inc.	8,384	83
Parkway Properties, Inc.	15,421	241
Pebblebrook Hotel Trust	11,320	317
Pennsylvania Real Estate Investment Trust	8,751	191
PennyMac Mortgage Investment Trust	6,054	92
Physicians Realty Trust	8,148	137
Post Properties, Inc.	7,388	437
Potlatch Corp.	5,634	170
PS Business Parks, Inc.	2,373	207
QTS Realty Trust, Inc., Class A	2,028	91
RAIT Financial Trust	20,494	55
Ramco-Gershenson Properties Trust	9,661	160
Redwood Trust, Inc.	10,356	137
Resource Capital Corp.	5,289	67
Retail Opportunity Investments Corp.	16,805	301
Rexford Industrial Realty, Inc.	8,241	135
RLJ Lodging Trust	18,707	405
Rouse Properties, Inc.	10,526	153

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Real Estate Investment Trusts - 7.8% continued
Ryman Hospitality Properties, Inc.	6,640	$343
Sabra Health Care REIT, Inc.	7,741	157
Saul Centers, Inc.	2,458	126
Select Income REIT	10,606	210
Silver Bay Realty Trust Corp.	4,967	78
Sotherly Hotels, Inc.	3,874	24
Sovran Self Storage, Inc.	5,364	576
STAG Industrial, Inc.	8,021	148
Starwood Waypoint Residential Trust*	3,700	84
STORE Capital Corp.	3,600	83
Summit Hotel Properties, Inc.	8,325	99
Sun Communities, Inc.	6,053	415
Sunstone Hotel Investors, Inc.	29,454	368
Terreno Realty Corp.	4,130	93
Tier REIT, Inc.	5,400	80
UMH Properties, Inc.	17,011	172
Universal Health Realty Income Trust	3,277	164
Urban Edge Properties	13,000	305
Urstadt Biddle Properties, Inc., Class A	3,584	69
Washington Real Estate Investment Trust	8,539	231
Western Asset Mortgage Capital Corp.	6,646	68
Whitestone REIT	4,981	60
Winthrop Realty Trust*	8,956	116
WP Glimcher, Inc.	3,385	36
Xenia Hotels & Resorts, Inc.	16,800	258
ZAIS Financial Corp.	3,313	50

		25,512

Recreational Facilities & Services - 0.5%
AMC Entertainment Holdings, Inc., Class A	5,200	125
Bowl America, Inc., Class A	492	7
Carmike Cinemas, Inc.*	3,169	73
ClubCorp Holdings, Inc.	4,200	77
International Speedway Corp., Class A	4,864	164
Marcus (The) Corp.	2,393	45
RCI Hospitality Holdings, Inc.*	12,818	128
Reading International, Inc., Class A*	3,095	40
SeaWorld Entertainment, Inc.	9,300	183
Speedway Motorsports, Inc.	4,958	103
Town Sports International Holdings, Inc.*	3,071	4
Vail Resorts, Inc.	6,441	824

		1,773

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	9,514	269
Canadian Solar, Inc.*	1,600	46
EnerSys	8,928	499
Green Plains, Inc.	4,016	92
Pacific Ethanol, Inc.*	5,400	26
Renewable Energy Group, Inc.*	4,652	43
REX American Resources Corp.*	5,419	293
Solar3D, Inc.*	25,800	95
SolarEdge Technologies, Inc.*	6,500	183
Solazyme, Inc.*	9,910	25
SunPower Corp.*	7,214	217
Ultralife Corp.*	846	5

		1,793

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	7,582	292
Casey’s General Stores, Inc.	8,851	1,066
Five Below, Inc.*	7,400	238
Fred’s, Inc., Class A	6,146	101
Fresh Market (The), Inc.*	1,136	27
Ingles Markets, Inc., Class A	6,685	295
PriceSmart, Inc.	2,958	245
SpartanNash Co.	5,891	127
SUPERVALU, Inc.*	43,995	298
Village Super Market, Inc., Class A	1,347	35
Weis Markets, Inc.	3,694	164

		2,888

Retail - Discretionary - 3.3%
1-800-Flowers.com, Inc., Class A*	3,528	26
Abercrombie & Fitch Co., Class A	9,900	267
American Eagle Outfitters, Inc.	30,800	477
America’s Car-Mart, Inc.*	2,435	65
Asbury Automotive Group, Inc.*	7,837	529
Ascena Retail Group, Inc.*	24,613	242
Barnes & Noble Education, Inc.*	4,044	40
Barnes & Noble, Inc.	13,700	119
Beacon Roofing Supply, Inc.*	7,140	294
Big 5 Sporting Goods Corp.	694	7
Blue Nile, Inc.*	3,560	132
BMC Stock Holdings, Inc.*	4,200	70
Buckle (The), Inc.	3,835	118
Build-A-Bear Workshop, Inc.*	3,714	45
Builders FirstSource, Inc.*	7,004	78
Burlington Stores, Inc.*	12,900	553
Caleres, Inc.	7,783	209

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Retail - Discretionary - 3.3% continued
Cato (The) Corp., Class A	6,389	$235
Chico’s FAS, Inc.	20,900	223
Children’s Place (The), Inc.	3,835	212
Christopher & Banks Corp.*	2,477	4
Citi Trends, Inc.	2,800	60
Conn’s, Inc.*	2,204	52
Destination Maternity Corp.	659	6
DSW, Inc., Class A	12,500	298
Ethan Allen Interiors, Inc.	5,242	146
Express, Inc.*	11,462	198
Finish Line (The), Inc., Class A	6,687	121
First Cash Financial Services, Inc.*	4,112	154
Flex Pharma, Inc.*	2,300	29
Francesca’s Holdings Corp.*	6,500	113
Gaiam, Inc., Class A*	642	4
Genesco, Inc.*	3,317	189
Group 1 Automotive, Inc.	3,988	302
Guess?, Inc.	8,400	159
Haverty Furniture Cos., Inc.	9,363	201
Hibbett Sports, Inc.*	4,852	147
HSN, Inc.	6,890	349
J.C. Penney Co., Inc.*	41,500	276
Kirkland’s, Inc.	4,152	60
Liquidity Services, Inc.*	22,851	149
Lithia Motors, Inc., Class A	3,304	352
Lumber Liquidators Holdings, Inc.*	1,877	33
MarineMax, Inc.*	7,000	129
Mattress Firm Holding Corp.*	2,349	105
Men’s Wearhouse (The), Inc.	6,971	102
Monro Muffler Brake, Inc.	4,372	290
New York & Co., Inc.*	817	2
Outerwall, Inc.	4,205	154
Overstock.com, Inc.*	3,891	48
Penske Automotive Group, Inc.	9,337	395
Pep Boys-Manny Moe & Jack (The)*	13,630	251
PetMed Express, Inc.	5,423	93
Pier 1 Imports, Inc.	21,098	107
Restoration Hardware Holdings, Inc.*	4,877	387
Rush Enterprises, Inc., Class A*	5,230	114
Select Comfort Corp.*	7,393	158
Shoe Carnival, Inc.	3,958	92
Sonic Automotive, Inc., Class A	7,550	172
Stage Stores, Inc.	6,537	60
Stein Mart, Inc.	3,174	21
Systemax, Inc.*	6,917	59
Tile Shop Holdings, Inc.*	4,900	80
Tuesday Morning Corp.*	2,242	15
United Online, Inc.*	9,049	107
Vera Bradley, Inc.*	5,832	92
Vitamin Shoppe, Inc.*	4,052	132
West Marine, Inc.*	788	7
Winmark Corp.	1,323	123
Zumiez, Inc.*	3,918	59

		10,697

Semiconductors - 3.1%
Alpha & Omega Semiconductor Ltd.*	3,800	35
Ambarella, Inc.*	4,100	229
Amkor Technology, Inc.*	22,242	135
Brooks Automation, Inc.	9,782	104
Cabot Microelectronics Corp.*	2,636	115
Cascade Microtech, Inc.*	6,896	112
Cavium, Inc.*	9,561	628
CEVA, Inc.*	5,100	119
Cirrus Logic, Inc.*	11,133	329
Coherent, Inc.*	3,572	233
Cohu, Inc.	13,459	162
Cypress Semiconductor Corp.*	31,789	312
Diodes, Inc.*	5,263	121
DSP Group, Inc.*	2,416	23
Electro Scientific Industries, Inc.(1) *	48	—
Entegris, Inc.*	21,294	283
Exar Corp.*	11,310	69
Fairchild Semiconductor International, Inc.*	17,573	364
II-VI, Inc.*	5,277	98
Inphi Corp.*	6,600	178
Integrated Device Technology, Inc.*	24,683	650
Intersil Corp., Class A	23,177	296
InvenSense, Inc.*	8,240	84
IXYS Corp.	9,780	124
Kulicke & Soffa Industries, Inc.*	11,717	137
Lattice Semiconductor Corp.*	15,855	103
M/A-COM Technology Solutions Holdings, Inc.*	2,900	119
MaxLinear, Inc., Class A*	5,000	74
Microsemi Corp.*	15,890	518
MKS Instruments, Inc.	7,624	274
Monolithic Power Systems, Inc.	5,267	336

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Semiconductors - 3.1% continued
Nanometrics, Inc.*	6,884	$104
Newport Corp.*	6,958	110
NVE Corp.	3,017	170
OmniVision Technologies, Inc.*	9,676	281
Park Electrochemical Corp.	4,684	71
Photronics, Inc.*	11,143	139
PMC-Sierra, Inc.*	27,506	320
Power Integrations, Inc.	4,428	215
Rambus, Inc.*	13,635	158
Rudolph Technologies, Inc.*	8,396	119
Semtech Corp.*	8,450	160
Silicon Laboratories, Inc.*	5,655	274
Synaptics, Inc.*	6,128	492
Tessera Technologies, Inc.	6,974	209
Ultratech, Inc.*	5,202	103
Universal Display Corp.*	6,834	372
Veeco Instruments, Inc.*	6,000	123
Vishay Intertechnology, Inc.	17,727	214
Xcerra Corp.*	15,255	92

		10,090

Software - 5.3%
2U, Inc.*	2,500	70
ACI Worldwide, Inc.*	16,135	345
Actua Corp.*	8,942	102
Acxiom Corp.*	13,337	279
Agilysys, Inc.*	8,648	86
Allscripts Healthcare Solutions, Inc.*	24,300	374
American Software, Inc., Class A	14,453	147
Aspen Technology, Inc.*	12,892	487
AVG Technologies N.V.*	5,700	114
Avid Technology, Inc.*	6,618	48
Aware, Inc.*	683	2
Barracuda Networks, Inc.*	1,900	36
Blackbaud, Inc.	6,949	458
BroadSoft, Inc.*	3,099	110
Callidus Software, Inc.*	7,061	131
CommVault Systems, Inc.*	7,567	298
Computer Programs & Systems, Inc.	3,823	190
Concurrent Computer Corp.	13,023	64
Constant Contact, Inc.*	1,097	32
Cornerstone OnDemand, Inc.*	7,448	257
Cvent, Inc.*	4,700	164
CyberArk Software Ltd.*	14,000	632
Datawatch Corp.*	800	5
Demandware, Inc.*	4,900	264
Digi International, Inc.*	9,301	106
Ebix, Inc.	7,100	233
eGain Corp.(1) *	97	—
Envestnet, Inc.*	2,449	73
Epiq Systems, Inc.	6,015	79
Exa Corp.*	1,315	15
Fleetmatics Group PLC*	5,200	264
Guidance Software, Inc.*	5,100	31
Guidewire Software, Inc.*	12,111	729
Hortonworks, Inc.*	4,200	92
Imperva, Inc.*	4,500	285
inContact, Inc.*	7,752	74
InnerWorkings, Inc.*	1,101	8
Interactive Intelligence Group, Inc.*	2,972	93
InterXion Holding N.V.*	9,700	292
iPass, Inc.*	1,702	2
Lionbridge Technologies, Inc.*	2,472	12
LivePerson, Inc.*	10,598	72
LogMeIn, Inc.*	4,735	318
Manhattan Associates, Inc.*	17,893	1,184
MedAssets, Inc.*	11,004	340
Mentor Graphics Corp.	16,643	307
MicroStrategy, Inc., Class A*	1,280	230
Monotype Imaging Holdings, Inc.	4,698	111
NeuStar, Inc., Class A*	7,800	187
Omnicell, Inc.*	9,029	281
Park City Group, Inc.*	1,600	19
Paycom Software, Inc.*	4,700	177
Paylocity Holding Corp.*	2,000	81
PDF Solutions, Inc.*	4,806	52
Pegasystems, Inc.	6,893	190
Progress Software Corp.*	9,064	218
Proofpoint, Inc.*	5,200	338
PROS Holdings, Inc.*	4,606	106
PTC, Inc.*	14,071	487
Q2 Holdings, Inc.*	1,050	28
QAD, Inc., Class B	687	13
Qlik Technologies, Inc.*	13,823	438
Quality Systems, Inc.	5,584	90
Qualys, Inc.*	3,200	106
RealPage, Inc.*	5,555	125
Rosetta Stone, Inc.*	9,400	63
SciQuest, Inc.*	773	10

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Software - 5.3% continued
Seachange International, Inc.*	1,264	$9
Simulations Plus, Inc.	9,600	95
SPS Commerce, Inc.*	2,485	174
Support.com, Inc.*	1,024	1
Synchronoss Technologies, Inc.*	7,447	262
Take-Two Interactive Software, Inc.*	12,750	444
Tangoe, Inc.*	1,800	15
Textura Corp.*	5,900	127
TubeMogul, Inc.*	900	12
Tyler Technologies, Inc.*	7,348	1,281
Ultimate Software Group (The), Inc.*	4,773	933
Varonis Systems, Inc.*	2,400	45
VASCO Data Security International, Inc.*	4,617	77
Verint Systems, Inc.*	10,229	415
VirnetX Holding Corp.*	4,700	12
Web.com Group, Inc.*	6,406	128
Xura, Inc.*	6,548	161
Zendesk, Inc.*	8,900	235
Zynga, Inc., Class A*	127,900	343

		17,423

Specialty Finance - 2.5%
Aircastle Ltd.	9,295	194
Arlington Asset Investment Corp., Class A	486	6
Avolon Holdings Ltd.*	13,500	418
Blackhawk Network Holdings, Inc.*	7,475	331
CAI International, Inc.*	2,725	28
Cardtronics, Inc.*	7,681	258
Cash America International, Inc.	8,451	253
Cass Information Systems, Inc.	2,438	125
CoreLogic, Inc.*	12,188	413
Ellie Mae, Inc.*	4,805	289
Encore Capital Group, Inc.*	4,685	136
Enova International, Inc.*	1,536	10
Essent Group Ltd.*	9,000	197
Euronet Worldwide, Inc.*	7,624	552
Everi Holdings, Inc.*	4,926	22
Federal Agricultural Mortgage Corp., Class C	100	3
First American Financial Corp.	14,938	536
GATX Corp.	6,300	268
Green Dot Corp., Class A*	8,300	136
Heartland Payment Systems, Inc.	7,123	675
HFF, Inc., Class A	6,034	188
HomeStreet, Inc.*	4,319	94
Investors Title Co.	1,944	188
LendingTree, Inc.*	1,921	172
Liberty Tax, Inc.	800	19
McGrath RentCorp	4,440	112
Meta Financial Group, Inc.	4,353	200
MGIC Investment Corp.*	20,005	177
MoneyGram International, Inc.(1) *	59	—
Nelnet, Inc., Class A	6,108	205
Net 1 UEPS Technologies, Inc.*	8,646	117
NewStar Financial, Inc.*	1,646	15
Ocwen Financial Corp.*	17,987	125
PennyMac Financial Services, Inc., Class A*	3,900	60
PHH Corp.*	7,153	116
PRA Group, Inc.*	9,566	332
Stewart Information Services Corp.	5,096	190
Textainer Group Holdings Ltd.	839	12
Walker & Dunlop, Inc.*	2,900	84
Walter Investment Management Corp.*	6,306	90
WEX, Inc.*	7,985	706
Willis Lease Finance Corp.*	1,878	38
World Acceptance Corp.*	3,247	120

		8,210

Technology Services - 2.7%
Black Box Corp.	1,089	10
Bottomline Technologies de, Inc.*	5,248	156
CACI International, Inc., Class A*	3,936	365
Ciber, Inc.*	6,418	23
Computer Services, Inc.	2,242	90
comScore, Inc.*	9,700	399
Convergys Corp.	15,321	381
CSG Systems International, Inc.	5,388	194
Cubic Corp.	4,112	194
Endurance International Group Holdings, Inc.*	8,800	96
Engility Holdings, Inc.	2,142	70
EPAM Systems, Inc.*	7,134	561
EVERTEC, Inc.	9,200	154
ExlService Holdings, Inc.*	4,213	189
Fair Isaac Corp.	7,582	714
Forrester Research, Inc.	4,559	130
Globant S.A.*	4,000	150
ICF International, Inc.*	3,277	117
Luxoft Holding, Inc.*	2,456	189

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Technology Services - 2.7% continued
ManTech International Corp., Class A	4,900	$148
MarketAxess Holdings, Inc.	5,886	657
Mattersight Corp.*	1,561	10
MAXIMUS, Inc.	14,734	829
Medidata Solutions, Inc.*	10,039	495
NCI, Inc., Class A	3,100	42
NIC, Inc.	8,347	164
Perficient, Inc.*	8,323	143
Rentrak Corp.*	2,678	127
Science Applications International Corp.	5,913	271
StarTek, Inc.*	835	3
Sykes Enterprises, Inc.*	10,635	327
Syntel, Inc.*	8,824	399
TeleTech Holdings, Inc.	7,075	198
TESSCO Technologies, Inc.	3,552	69
Travelport Worldwide Ltd.	18,600	240
Unisys Corp.*	541	6
Virtusa Corp.*	5,100	211
WageWorks, Inc.*	5,020	228

		8,749

Telecom - 1.1%
8x8, Inc.*	14,752	169
Atlantic Tele-Network, Inc.	2,986	234
Cincinnati Bell, Inc.*	28,683	103
Cogent Communications Holdings, Inc.	7,595	264
Consolidated Communications Holdings, Inc.	12,628	265
DigitalGlobe, Inc.*	11,123	174
EarthLink Holdings Corp.	23,200	172
FairPoint Communications, Inc.*	3,800	61
General Communication, Inc., Class A*	11,496	227
Globalstar, Inc.*	76,000	109
Gogo, Inc.*	7,300	130
GTT Communications, Inc.*	4,500	77
Hawaiian Telcom Holdco, Inc.*	6,300	157
IDT Corp., Class B	5,975	70
Inteliquent, Inc.	4,500	80
Intelsat S.A.*	1,300	5
Internap Corp.*	3,856	25
j2 Global, Inc.	7,799	642
Lumos Networks Corp.*	5,464	61
NTELOS Holdings Corp.(1) *	12	—
Pendrell Corp.*	20,077	10
RigNet, Inc.*	3,704	77
Shenandoah Telecommunications Co.	4,225	182
Spok Holdings, Inc.	3,859	71
Straight Path Communications, Inc., Class B*	4,483	77
Vonage Holdings Corp.*	30,000	172
West Corp.	5,500	119
Zix Corp.*	3,200	16

		3,749

Transportation & Logistics - 1.3%
Air T, Inc.*	500	12
Air Transport Services Group, Inc.*	14,426	145
ArcBest Corp.	3,800	81
Atlas Air Worldwide Holdings, Inc.*	3,641	151
Celadon Group, Inc.	4,909	49
Covenant Transportation Group, Inc., Class A*	1,790	34
DHT Holdings, Inc.	9,400	76
Dorian LPG Ltd.*	965	11
Echo Global Logistics, Inc.*	5,700	116
Forward Air Corp.	4,840	208
GasLog Ltd.	3,200	27
Golar LNG Ltd.	4,126	65
Heartland Express, Inc.	15,632	266
Hornbeck Offshore Services, Inc.*	4,404	44
International Shipholding Corp.	341	1
Knight Transportation, Inc.	13,110	318
Marten Transport Ltd.	6,914	122
Matson, Inc.	5,901	252
Mobile Mini, Inc.	6,688	208
Navigator Holdings Ltd.*	3,600	49
Nordic American Tankers Ltd.	11,965	186
Overseas Shipholding Group, Inc., Class A(1) *	120	—
Overseas Shipholding Group, Inc., Class B*	1,200	4
P.A.M. Transportation Services, Inc.*	2,992	83
Patriot Transportation Holding, Inc.*	456	11
Providence and Worcester Railroad Co.	8,225	114
Saia, Inc.*	3,570	79
Scorpio Tankers, Inc.	21,983	176
Ship Finance International Ltd.	7,784	129
Stamps.com, Inc.*	5,049	553
Swift Transportation Co.*	12,200	169
Tsakos Energy Navigation Ltd.	7,500	59
Universal Truckload Services, Inc.	4,498	63

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Transportation & Logistics - 1.3% continued
USA Truck, Inc.*	3,948	$69
UTi Worldwide, Inc.*	4,053	28
Werner Enterprises, Inc.	6,580	154
XPO Logistics, Inc.*	10,164	277

		4,389

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	2,570	119
Conrad Industries, Inc.	2,456	55
FreightCar America, Inc.	4,147	81
Greenbrier (The) Cos., Inc.	4,938	161
Meritor, Inc.*	14,000	117
Spartan Motors, Inc.	27,050	84
Wabash National Corp.*	16,355	193

		810

Utilities - 3.4%
Abengoa Yield PLC	8,100	156
ALLETE, Inc.	9,227	469
American States Water Co.	5,976	251
Artesian Resources Corp., Class A	6,869	190
Avangrid, Inc.*	7,032	270
Avista Corp.	9,472	335
Black Hills Corp.	8,324	386
California Water Service Group	5,920	138
Chesapeake Utilities Corp.	4,520	257
Cleco Corp.	11,127	581
Connecticut Water Service, Inc.	6,192	235
Consolidated Water Co. Ltd.	13,841	169
Delta Natural Gas Co., Inc.	2,658	56
Dynegy, Inc.*	23,472	315
El Paso Electric Co.	6,684	257
Empire District Electric (The) Co.	5,189	146
IDACORP, Inc.	9,186	625
Laclede Group (The), Inc.	6,585	391
MGE Energy, Inc.	5,266	244
Middlesex Water Co.	9,369	249
New Jersey Resources Corp.	16,662	549
Northwest Natural Gas Co.	4,508	228
NorthWestern Corp.	7,215	391
NRG Yield, Inc., Class A	7,600	106
NRG Yield, Inc., Class C	3,700	55
ONE Gas, Inc.	8,568	430
Ormat Technologies, Inc.	5,083	185
Otter Tail Corp.	4,800	128
Pattern Energy Group, Inc.	5,800	121
Piedmont Natural Gas Co., Inc.	11,834	675
PNM Resources, Inc.	13,762	421
Portland General Electric Co.	11,440	416
RGC Resources, Inc.	581	12
SJW Corp.	6,996	207
South Jersey Industries, Inc.	9,276	218
Southwest Gas Corp.	7,015	387
Talen Energy Corp.*	15,300	95
Unitil Corp.	3,678	132
WGL Holdings, Inc.	9,883	623
York Water (The) Co.	3,644	91

		11,190

Waste & Environment Services & Equipment - 0.5%
Advanced Emissions Solutions, Inc.*	4,700	34
Cantel Medical Corp.	8,599	534
CECO Environmental Corp.	6,461	50
CLARCOR, Inc.	6,992	347
Covanta Holding Corp.	16,300	253
Heritage-Crystal Clean, Inc.*	498	5
Sharps Compliance Corp.*	1,860	16
Tetra Tech, Inc.	7,997	208
US Ecology, Inc.	4,605	168
Vertex Energy, Inc.*	9,500	10

		1,625

Total Common Stocks (Cost $265,066)		312,615

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.(2) *	13,109	—

Total Rights (Cost $ — )		—

OTHER - 0.0%
Escrow Adolor Corp.(2) *	1,241	—

Total Other (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(3)	13,895,754	$13,896

Total Investment Companies (Cost $13,896)		13,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S Treasury Bill,
0.05%, 3/31/16(4) (5)	$1,250	$1,249

Total Short-Term Investments (Cost $1,250)		1,249

Total Investments - 99.8% (Cost $280,212)		327,760

Other Assets less Liabilities - 0.2%		698

NET ASSETS - 100.0%		$328,458

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	137	$15,502	Long	3/16	$59

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	3.5
Energy	2.9
Financials	24.3
Health Care	16.5
Industrials	12.2
Information Technology	18.3
Materials	3.9
Telecommunication Services	0.8
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banking	$30,760	$9	$—	$30,769
Biotechnology & Pharmaceuticals	21,592	30	—	21,622
Medical Equipment & Devices	15,877	4	—	15,881
Real Estate Investment Trusts	25,508	4	—	25,512
Recreational Facilities & Services	1,766	7	—	1,773
All Other Industries(1)	217,058	—	—	217,058

Total Common Stocks	312,561	54	—	312,615

Investment Companies	13,896	—	—	13,896
Short-Term Investments	—	1,249	—	1,249

Total Investments	$326,457	$1,303	$—	$327,760

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$59	$—	$—	$59

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Banking	$3	Valuations at bid price

At December 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Banking	$136	Valuations at official close price
Electrical Equipment	197	Valuations at official close price
Gaming, Lodging & Restaurants	66	Valuations at official close price
Real Estate	20	Valuations at official close price

Total	$419

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)	CHNAGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stocks
Health Care Facilities & Services	$—	$3	$—	$—	$(3)	$—	$—	$—	$—
Rights
Real Estate	15	(5)	—	—	(10)	—	—	—	—

Total	$15	$(2)	$—	$—	$(13)	$—	$—	$—	$—

The Fund valued the securities included in the balance as of 12/31/15 above using prices from similar assets.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	DECEMBER 31, 2015 (UNAUDITED)

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$280,544

Gross tax appreciation of investments	$70,852
Gross tax depreciation of investments	(23,636)

Net tax appreciation of investments	$47,216

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,232	$105,055	$102,391	$1	$13,896

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Aerospace & Defense - 1.6%
AAR Corp.	382,683	$10,061
Ducommun, Inc.*	25,173	408
Esterline Technologies Corp.*	177,527	14,379
Moog, Inc., Class A*	164,849	9,990
Orbital ATK, Inc.	74,376	6,645
Woodward, Inc.	43,412	2,156

		43,639

Apparel & Textile Products - 0.3%
Columbia Sportswear Co.	33,923	1,654
Movado Group, Inc.	51,212	1,316
Perry Ellis International, Inc.*	99,229	1,828
Unifi, Inc.*	118,181	3,327

		8,125

Asset Management - 0.4%
Calamos Asset Management, Inc., Class A	164,200	1,590
Janus Capital Group, Inc.	651,059	9,173

		10,763

Automotive - 1.7%
Cooper Tire & Rubber Co.	371,378	14,057
Cooper-Standard Holding, Inc.*	43,439	3,370
Dana Holding Corp.	1,078,040	14,877
Miller Industries, Inc.	110,614	2,409
Modine Manufacturing Co.*	66,267	600
Standard Motor Products, Inc.	161,853	6,159
Strattec Security Corp.	1,934	109
Superior Industries International, Inc.	301,517	5,554

		47,135

Banking - 20.2%
1st Source Corp.	12,045	372
Arrow Financial Corp.	15,067	409
Astoria Financial Corp.	472,445	7,488
BancFirst Corp.	59,474	3,486
BancorpSouth, Inc.	511,733	12,276
Bank of Marin Bancorp	2,712	145
BankFinancial Corp.	116,596	1,473
Banner Corp.	35,166	1,613
BBCN Bancorp, Inc.	413,581	7,122
Berkshire Hills Bancorp, Inc.	90,734	2,641
BNC Bancorp	26,531	673
Boston Private Financial Holdings, Inc.	142,189	1,612
Brookline Bancorp, Inc.	172,989	1,989
Bryn Mawr Bank Corp.	18,787	540
Cardinal Financial Corp.	212,367	4,831
Cathay General Bancorp	481,563	15,087
Central Pacific Financial Corp.	31,051	684
Chemical Financial Corp.	350,572	12,014
City Holding Co.	132,088	6,028
CNB Financial Corp.	6,554	118
CoBiz Financial, Inc.	18,617	250
Columbia Banking System, Inc.	140,790	4,577
Community Bank System, Inc.	406,421	16,232
Community Trust Bancorp, Inc.	170,965	5,977
CVB Financial Corp.	481,791	8,152
Dime Community Bancshares, Inc.	429,799	7,517
Financial Institutions, Inc.	46,019	1,288
First Busey Corp.	26,980	557
First Commonwealth Financial Corp.	163,324	1,481
First Defiance Financial Corp.	4,996	189
First Financial Bancorp	466,672	8,433
First Financial Corp.	125,642	4,268
First Merchants Corp.	236,688	6,017
First Midwest Bancorp, Inc.	511,410	9,425
FirstMerit Corp.	643,511	12,001
Flushing Financial Corp.	405,856	8,783
FNB Corp.	1,095,231	14,610
Fulton Financial Corp.	245,984	3,200
German American Bancorp, Inc.	6,021	201
Glacier Bancorp, Inc.	184,605	4,898
Great Southern Bancorp, Inc.	16,951	767
Hanmi Financial Corp.	85,724	2,033
Heartland Financial USA, Inc.	142,109	4,457
Heritage Financial Corp.	80,072	1,509
Home BancShares, Inc.	320,829	13,000
IBERIABANK Corp.	132,575	7,301
Independent Bank Corp.	181,255	8,432
International Bancshares Corp.	530,721	13,639
Investors Bancorp, Inc.	723,783	9,004
Lakeland Bancorp, Inc.	340,805	4,018
Lakeland Financial Corp.	110,000	5,128
LegacyTexas Financial Group, Inc.	31,140	779
MainSource Financial Group, Inc.	64,714	1,481
MB Financial, Inc.	57,572	1,864
MidWestOne Financial Group, Inc.	4,753	145
National Penn Bancshares, Inc.	653,742	8,061
NBT Bancorp, Inc.	261,895	7,302
Northwest Bancshares, Inc.	514,205	6,885
OceanFirst Financial Corp.	142,776	2,860

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Banking - 20.2% continued
Oritani Financial Corp.	110,568	$1,824
Pacific Continental Corp.	8,870	132
Park National Corp.	74,909	6,778
Peapack Gladstone Financial Corp.	7,020	145
Pinnacle Financial Partners, Inc.	185,176	9,511
Preferred Bank	5,997	198
PrivateBancorp, Inc.	465,146	19,080
Prosperity Bancshares, Inc.	377,118	18,049
Provident Financial Services, Inc.	746,379	15,040
Renasant Corp.	287,991	9,910
S&T Bancorp, Inc.	234,466	7,226
Sandy Spring Bancorp, Inc.	114,607	3,090
Sierra Bancorp	143,737	2,537
Simmons First National Corp., Class A	40,527	2,081
South State Corp.	127,440	9,169
Southwest Bancorp, Inc.	8,656	151
Sterling Bancorp	532,416	8,636
Stock Yards Bancorp, Inc.	6,725	254
Texas Capital Bancshares, Inc.*	175,851	8,691
TriCo Bancshares	151,751	4,164
TrustCo Bank Corp. NY	131,537	808
Trustmark Corp.	514,776	11,860
UMB Financial Corp.	267,820	12,467
Umpqua Holdings Corp.	493,279	7,843
Union Bankshares Corp.	391,272	9,876
United Bankshares, Inc.	389,129	14,394
United Community Financial Corp.	26,556	157
United Financial Bancorp, Inc.	339,571	4,374
Univest Corp. of Pennsylvania	20,977	438
Valley National Bancorp	218,029	2,148
Washington Federal, Inc.	574,911	13,700
Washington Trust Bancorp, Inc.	162,903	6,438
Webster Financial Corp.	540,989	20,119
WesBanco, Inc.	184,331	5,534
West Bancorporation, Inc.	7,289	144
Westamerica Bancorporation	23,925	1,118
Wilshire Bancorp, Inc.	422,357	4,878
Wintrust Financial Corp.	186,705	9,059
WSFS Financial Corp.	304,302	9,847

		559,190

Biotechnology & Pharmaceuticals - 0.7%
Aceto Corp.	407,271	10,988
AMAG Pharmaceuticals, Inc.*	3,780	114
Cambrex Corp.*	30,312	1,427
Emergent Biosolutions, Inc.*	52,642	2,106
Impax Laboratories, Inc.*	30,290	1,295
Nutraceutical International Corp.*	117,235	3,027
Sagent Pharmaceuticals, Inc.*	44,213	704
SciClone Pharmaceuticals, Inc.*	66,697	614

		20,275

Chemicals - 2.4%
A. Schulman, Inc.	222,142	6,806
Cabot Corp.	171,313	7,003
H.B. Fuller Co.	217,720	7,940
Innophos Holdings, Inc.	75,714	2,194
Innospec, Inc.	3,105	169
Materion Corp.	279,736	7,833
Minerals Technologies, Inc.	239,277	10,973
Olin Corp.	490,544	8,467
Sensient Technologies Corp.	247,071	15,521

		66,906

Commercial Services - 2.7%
ABM Industries, Inc.	420,074	11,959
Barrett Business Services, Inc.	33,729	1,468
CBIZ, Inc.*	57,672	569
CEB, Inc.	21,802	1,338
Cimpress N.V.*	48,113	3,904
Ennis, Inc.	333,752	6,425
FTI Consulting, Inc.*	19,386	672
G&K Services, Inc., Class A	176,639	11,111
Kforce, Inc.	133,654	3,379
Korn/Ferry International	362,887	12,041
Multi-Color Corp.	129,673	7,756
R.R. Donnelley & Sons Co.	12,167	179
Resources Connection, Inc.	81,355	1,329
SP Plus Corp.*	10,064	240
UniFirst Corp.	47,589	4,959
Viad Corp.	294,394	8,311

		75,640

Construction Materials - 0.1%
Universal Forest Products, Inc.	23,280	1,592

Consumer Products - 2.0%
Cal-Maine Foods, Inc.	50,935	2,360
Central Garden & Pet Co., Class A*	26,954	367
Fresh Del Monte Produce, Inc.	29,112	1,132
Helen of Troy Ltd.*	220,061	20,741
Inter Parfums, Inc.	183,152	4,363

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Consumer Products - 2.0% continued
Sanderson Farms, Inc.	71,457	$5,539
Snyder’s-Lance, Inc.	97,629	3,349
TreeHouse Foods, Inc.*	59,334	4,655
Universal Corp.	242,546	13,602

		56,108

Consumer Services - 0.5%
Aaron’s, Inc.	80,111	1,794
Matthews International Corp., Class A	79,730	4,262
Rent-A-Center, Inc.	510,786	7,646

		13,702

Containers & Packaging - 0.2%
Myers Industries, Inc.	375,453	5,001

Design, Manufacturing & Distribution - 1.7%
Benchmark Electronics, Inc.*	524,724	10,846
CTS Corp.	408,451	7,205
Fabrinet*	72,343	1,723
Plexus Corp.*	280,717	9,803
Sanmina Corp.*	845,538	17,401

		46,978

Distributors - Consumer Staples - 1.1%
Andersons (The), Inc.	267,303	8,455
Core-Mark Holding Co., Inc.	250,563	20,531

		28,986

Distributors - Discretionary - 2.4%
ePlus, Inc.*	8,167	762
Essendant, Inc.	281,303	9,145
FTD Cos., Inc.*	203,310	5,321
Insight Enterprises, Inc.*	522,312	13,120
PC Connection, Inc.	261,954	5,931
ScanSource, Inc.*	31,807	1,025
SYNNEX Corp.	302,464	27,200
Tech Data Corp.*	55,714	3,698

		66,202

Electrical Equipment - 0.5%
Checkpoint Systems, Inc.	22,583	142
ESCO Technologies, Inc.	35,395	1,279
Watts Water Technologies, Inc., Class A	258,632	12,846

		14,267

Engineering & Construction Services - 1.3%
Comfort Systems USA, Inc.	314,689	8,944
Dycom Industries, Inc.*	12,840	898
EMCOR Group, Inc.	279,746	13,439
Granite Construction, Inc.	243,780	10,461
Great Lakes Dredge & Dock Corp.*	234,342	928
MYR Group, Inc.*	42,477	875
VSE Corp.	2,443	152

		35,697

Forest & Paper Products - 0.9%
Domtar Corp.	294,701	10,889
Mercer International, Inc.	521,629	4,721
Neenah Paper, Inc.	46,744	2,918
P.H. Glatfelter Co.	379,661	7,001

		25,529

Gaming, Lodging & Restaurants - 0.6%
Belmond Ltd., Class A*	139,867	1,329
Bob Evans Farms, Inc.	231,939	9,011
DineEquity, Inc.	19,820	1,678
Monarch Casino & Resort, Inc.*	9,078	206
Texas Roadhouse, Inc.	95,343	3,410

		15,634

Hardware - 1.1%
Comtech Telecommunications Corp.	141,443	2,841
Electronics for Imaging, Inc.*	164,907	7,708
Finisar Corp.*	707,419	10,286
Mercury Systems, Inc.*	37,828	694
NETGEAR, Inc.*	38,456	1,612
PC-Tel, Inc.	203,004	924
Plantronics, Inc.	43,950	2,084
Polycom, Inc.*	148,638	1,871
QLogic Corp.*	274,905	3,354

		31,374

Health Care Facilities & Services - 2.7%
Amedisys, Inc.*	185,648	7,300
Amsurg Corp.*	275,685	20,952
Capital Senior Living Corp.*	144,251	3,009
HealthSouth Corp.	125,697	4,376
Kindred Healthcare, Inc.	35,470	422
LHC Group, Inc.*	25,669	1,163
Magellan Health, Inc.*	174,476	10,758
Medcath Corp.(1) *	106,845	—
National HealthCare Corp.	20,726	1,279
Owens & Minor, Inc.	135,044	4,859
Select Medical Holdings Corp.	200,793	2,391
Triple-S Management Corp., Class B*	261,660	6,256

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Health Care Facilities & Services - 2.7% continued
VCA, Inc.*	85,251	$4,689
WellCare Health Plans, Inc.*	82,829	6,478

		73,932

Home & Office Products - 1.5%
ACCO Brands Corp.*	234,113	1,669
Beazer Homes USA, Inc.*	113,209	1,301
CalAtlantic Group, Inc.	207,402	7,865
CSS Industries, Inc.	104,422	2,963
Griffon Corp.	515,111	9,169
Hooker Furniture Corp.	119,075	3,005
La-Z-Boy, Inc.	286,151	6,988
MDC Holdings, Inc.	72,567	1,853
Meritage Homes Corp.*	169,991	5,778
Steelcase, Inc., Class A	70,572	1,052

		41,643

Industrial Services - 0.2%
Applied Industrial Technologies, Inc.	47,651	1,930
Kaman Corp.	72,362	2,953

		4,883

Institutional Financial Services - 0.3%
GAIN Capital Holdings, Inc.	25,762	209
GFI Group, Inc.*	201,343	1,228
Stifel Financial Corp.*	190,490	8,069

		9,506

Insurance - 5.8%
American Equity Investment Life Holding Co.	544,747	13,090
AMERISAFE, Inc.	117,530	5,982
Argo Group International Holdings Ltd.	44,622	2,670
CNO Financial Group, Inc.	743,924	14,202
EMC Insurance Group, Inc.	123,975	3,137
Employers Holdings, Inc.	335,574	9,161
Endurance Specialty Holdings Ltd.	181,516	11,615
Enstar Group Ltd.*	8,825	1,324
FBL Financial Group, Inc., Class A	69,863	4,446
Federated National Holding Co.	7,649	226
Horace Mann Educators Corp.	423,793	14,061
Infinity Property & Casualty Corp.	6,194	509
Kemper Corp.	72,428	2,698
Maiden Holdings Ltd.	101,708	1,517
Navigators Group (The), Inc.*	158,113	13,565
Primerica, Inc.	342,243	16,164
ProAssurance Corp.	71,536	3,472
Radian Group, Inc.	320,110	4,286
RLI Corp.	191,250	11,810
Selective Insurance Group, Inc.	199,755	6,708
Symetra Financial Corp.	425,251	13,510
United Fire Group, Inc.	147,314	5,644

		159,797

Iron & Steel - 0.1%
Commercial Metals Co.	162,164	2,220
Haynes International, Inc.	18,072	663

		2,883

Leisure Products - 0.3%
Brunswick Corp.	143,477	7,247
Escalade, Inc.	7,573	100
Vista Outdoor, Inc.*	49,442	2,201

		9,548

Machinery - 1.9%
Alamo Group, Inc.	13,228	689
CIRCOR International, Inc.	20,508	864
Columbus McKinnon Corp.	39,498	747
Curtiss-Wright Corp.	241,603	16,550
Hollysys Automation Technologies Ltd.	62,133	1,378
Hyster-Yale Materials Handling, Inc.	98,911	5,188
Kadant, Inc.	57,612	2,340
MSA Safety, Inc.	24,398	1,061
Oshkosh Corp.	69,480	2,712
Regal Beloit Corp.	46,898	2,744
Rofin-Sinar Technologies, Inc.*	322,070	8,625
Standex International Corp.	112,937	9,391

		52,289

Manufactured Goods - 1.7%
Aegion Corp.*	93,227	1,800
Barnes Group, Inc.	428,323	15,158
Gibraltar Industries, Inc.*	403,490	10,265
Insteel Industries, Inc.	8,377	175
Rogers Corp.*	183,063	9,441
Simpson Manufacturing Co., Inc.	337,214	11,516

		48,355

Media - 1.4%
Entercom Communications Corp., Class A*	378,525	4,251
EW Scripps (The) Co., Class A	442,054	8,399
Journal Media Group, Inc.	134,020	1,611
Meredith Corp.	207,777	8,986

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Media - 1.4% continued
New York Times (The) Co., Class A	157,275	$2,111
Scholastic Corp.	379,333	14,627

		39,985

Medical Equipment & Devices - 1.1%
AngioDynamics, Inc.*	306,886	3,726
CONMED Corp.	110,028	4,847
CryoLife, Inc.	318,392	3,432
Greatbatch, Inc.*	285,237	14,975
Natus Medical, Inc.*	32,164	1,545
Orthofix International N.V.*	43,698	1,713

		30,238

Metals & Mining - 0.4%
Encore Wire Corp.	43,484	1,613
Kaiser Aluminum Corp.	93,099	7,788
Stillwater Mining Co.*	248,513	2,130

		11,531

Oil, Gas & Coal - 2.3%
Abraxas Petroleum Corp.*	106,186	112
Adams Resources & Energy, Inc.	4,218	162
Alon USA Energy, Inc.	97,347	1,445
Approach Resources, Inc.*	154,655	285
Atwood Oceanics, Inc.	66,545	681
Callon Petroleum Co.*	523,977	4,370
Carrizo Oil & Gas, Inc.*	149,038	4,408
Cloud Peak Energy, Inc.*	231,538	482
Delek US Holdings, Inc.	185,940	4,574
Dril-Quip, Inc.*	28,202	1,670
Enbridge Energy Management LLC*	102,580	2,291
EP Energy Corp., Class A*	255,271	1,118
Forum Energy Technologies, Inc.*	202,435	2,522
Gulfmark Offshore, Inc., Class A*	89,711	419
Hallador Energy Co.	29,044	132
Matrix Service Co.*	27,100	557
Natural Gas Services Group, Inc.*	186,892	4,168
Newpark Resources, Inc.*	1,072,754	5,664
Oasis Petroleum, Inc.*	143,253	1,056
Oil States International, Inc.*	53,092	1,447
PDC Energy, Inc.*	303,098	16,179
PHI, Inc. (Non Voting)*	137,850	2,262
SEACOR Holdings, Inc.*	60,564	3,183
SemGroup Corp., Class A	12,090	349
SM Energy Co.	69,464	1,366
Western Refining, Inc.	82,690	2,945
World Fuel Services Corp.	24,484	942

		64,789

Passenger Transportation - 0.1%
Hawaiian Holdings, Inc.*	46,290	1,636

Real Estate - 0.0%
RMR Group (The), Inc., Class A*	2,028	29

Real Estate Investment Trusts - 12.5%
Acadia Realty Trust	332,447	11,021
Agree Realty Corp.	179,191	6,091
American Assets Trust, Inc.	99,470	3,815
American Residential Properties, Inc.	93,414	1,765
Capstead Mortgage Corp.	734,015	6,415
CBL & Associates Properties, Inc.	400,798	4,958
Chatham Lodging Trust	51,652	1,058
Chesapeake Lodging Trust	350,179	8,810
CorEnergy Infrastructure Trust, Inc.	5,034	75
Corporate Office Properties Trust	107,956	2,357
DiamondRock Hospitality Co.	1,355,596	13,081
DuPont Fabros Technology, Inc.	279,074	8,872
Education Realty Trust, Inc.	234,803	8,894
EPR Properties	420,239	24,563
Equity One, Inc.	535,042	14,526
First Industrial Realty Trust, Inc.	410,678	9,088
Franklin Street Properties Corp.	752,423	7,788
GEO Group (The), Inc.	447,462	12,936
Gramercy Property Trust	877,812	6,777
Healthcare Realty Trust, Inc.	389,446	11,029
Hersha Hospitality Trust	39,789	866
Highwoods Properties, Inc.	366,398	15,975
Independence Realty Trust, Inc.	103,580	778
Kite Realty Group Trust	148,472	3,850
LaSalle Hotel Properties	838,252	21,090
LTC Properties, Inc.	351,006	15,142
Mack-Cali Realty Corp.	279,319	6,522
Medical Properties Trust, Inc.	1,478,213	17,014
MFA Financial, Inc.	876,953	5,788
Monmouth Real Estate Investment Corp.	81,955	857
Monogram Residential Trust, Inc.	771,383	7,529
National Health Investors, Inc.	130,120	7,920
New Residential Investment Corp.	355,721	4,326
New York Mortgage Trust, Inc.	364,112	1,941
One Liberty Properties, Inc.	115,413	2,477
Parkway Properties, Inc.	159,806	2,498

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Real Estate Investment Trusts - 12.5% continued
Pebblebrook Hotel Trust	342,667	$9,601
Pennsylvania Real Estate Investment Trust	480,775	10,514
Piedmont Office Realty Trust, Inc., Class A	205,700	3,884
PS Business Parks, Inc.	73,704	6,444
Ramco-Gershenson Properties Trust	405,306	6,732
RLJ Lodging Trust	873,265	18,889
Sabra Health Care REIT, Inc.	74,236	1,502
Select Income REIT	114,590	2,271
Sun Communities, Inc.	2,302	158
Washington Real Estate Investment Trust	85,467	2,313
Weingarten Realty Investors	175,326	6,063
Winthrop Realty Trust*	33,504	434

		347,297

Recreational Facilities & Services - 0.8%
International Speedway Corp., Class A	211,556	7,134
Marcus (The) Corp.	345,017	6,545
Speedway Motorsports, Inc.	22,306	462
Vail Resorts, Inc.	62,626	8,015

		22,156

Renewable Energy - 0.7%
Advanced Energy Industries, Inc.*	181,200	5,115
EnerSys	110,120	6,159
Green Plains, Inc.	104,492	2,393
Pacific Ethanol, Inc.*	100,811	482
REX American Resources Corp.*	112,643	6,091

		20,240

Retail - Consumer Staples - 0.6%
Casey’s General Stores, Inc.	76,671	9,235
Ingles Markets, Inc., Class A	32,601	1,437
PriceSmart, Inc.	23,415	1,943
SpartanNash Co.	76,096	1,647
SUPERVALU, Inc.*	318,252	2,158
Weis Markets, Inc.	28,315	1,254

		17,674

Retail - Discretionary - 2.1%
America’s Car-Mart, Inc.*	11,445	305
Caleres, Inc.	60,542	1,624
Children’s Place (The), Inc.	27,769	1,533
Citi Trends, Inc.	8,401	179
Ethan Allen Interiors, Inc.	224,630	6,249
Finish Line (The), Inc., Class A	119,082	2,153
Genesco, Inc.*	59,892	3,404
Group 1 Automotive, Inc.	154,894	11,726
Guess?, Inc.	118,042	2,229
Haverty Furniture Cos., Inc.	192,975	4,137
Men’s Wearhouse (The), Inc.	48,303	709
Outerwall, Inc.	27,304	998
Pep Boys-Manny Moe & Jack (The)*	419,633	7,725
Rush Enterprises, Inc., Class A*	241,378	5,284
Shoe Carnival, Inc.	179,194	4,157
Sonic Automotive, Inc., Class A	269,265	6,128

		58,540

Semiconductors - 2.8%
Amkor Technology, Inc.*	839,785	5,106
Brooks Automation, Inc.	749,692	8,007
Cascade Microtech, Inc.*	8,949	145
Cirrus Logic, Inc.*	66,945	1,977
Coherent, Inc.*	13,735	894
Cohu, Inc.	13,877	167
Diodes, Inc.*	103,768	2,385
Entegris, Inc.*	1,094,414	14,523
II-VI, Inc.*	67,551	1,254
IXYS Corp.	26,575	336
MKS Instruments, Inc.	593,800	21,377
Newport Corp.*	43,821	695
OmniVision Technologies, Inc.*	361,980	10,505
Photronics, Inc.*	73,516	915
Power Integrations, Inc.	38,999	1,897
Semtech Corp.*	52,743	998
Tessera Technologies, Inc.	58,645	1,760
Ultra Clean Holdings, Inc.*	164,324	841
Vishay Intertechnology, Inc.	206,610	2,490
Xcerra Corp.*	237,269	1,435

		77,707

Software - 1.5%
Acxiom Corp.*	292,410	6,117
Blackbaud, Inc.	33,438	2,202
Ebix, Inc.	62,605	2,053
Epiq Systems, Inc.	73,790	964
Mentor Graphics Corp.	555,166	10,226
MicroStrategy, Inc., Class A*	14,698	2,635
Progress Software Corp.*	149,344	3,584
Sapiens International Corp. N.V.	25,830	264
Take-Two Interactive Software, Inc.*	382,278	13,319

		41,364

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Specialty Finance - 2.2%
Air Lease Corp.	212,262	$7,107
Aircastle Ltd.	401,640	8,390
Encore Capital Group, Inc.*	263,481	7,662
Everi Holdings, Inc.*	70,689	310
First American Financial Corp.	683,457	24,536
Marlin Business Services Corp.	14,143	227
McGrath RentCorp	30,580	770
Meta Financial Group, Inc.	3,681	169
Nelnet, Inc., Class A	380,202	12,764

		61,935

Technology Services - 2.4%
CACI International, Inc., Class A*	247,915	23,001
Convergys Corp.	978,498	24,355
CSG Systems International, Inc.	35,883	1,291
Cubic Corp.	138,615	6,550
Engility Holdings, Inc.	3,913	127
Fair Isaac Corp.	39,434	3,714
ICF International, Inc.*	40,803	1,451
ManTech International Corp., Class A	41,390	1,252
Perficient, Inc.*	39,078	669
Sykes Enterprises, Inc.*	63,300	1,948
TeleTech Holdings, Inc.	26,849	749

		65,107

Telecom - 0.3%
Atlantic Tele-Network, Inc.	8,881	695
IDT Corp., Class B	11,818	138
Iridium Communications, Inc.*	130,212	1,095
Lumos Networks Corp.*	12,132	136
Shenandoah Telecommunications Co.	29,281	1,260
Telephone & Data Systems, Inc.	226,278	5,858

		9,182

Transportation & Logistics - 1.6%
ArcBest Corp.	30,229	647
Ardmore Shipping Corp.	26,046	331
Celadon Group, Inc.	31,161	308
DHT Holdings, Inc.	208,470	1,687
Marten Transport Ltd.	68,082	1,205
Mobile Mini, Inc.	368,060	11,458
Navigator Holdings Ltd.*	56,963	778
Navios Maritime Acquisition Corp.	156,505	471
Saia, Inc.*	204,092	4,541
Scorpio Tankers, Inc.	883,979	7,089
Ship Finance International Ltd.	750,048	12,428
Teekay Tankers Ltd., Class A	446,520	3,072
Tsakos Energy Navigation Ltd.	87,012	689
Universal Truckload Services, Inc.	47,060	661

		45,365

Transportation Equipment - 0.2%
American Railcar Industries, Inc.	18,868	873
Greenbrier (The) Cos., Inc.	139,139	4,539

		5,412

Utilities - 6.4%
ALLETE, Inc.	253,372	12,879
Avista Corp.	457,542	16,183
Cleco Corp.	286,029	14,934
El Paso Electric Co.	336,519	12,956
Empire District Electric (The) Co.	227,124	6,375
Great Plains Energy, Inc.	213,825	5,840
IDACORP, Inc.	325,921	22,163
Laclede Group (The), Inc.	114,752	6,817
NorthWestern Corp.	231,719	12,571
Otter Tail Corp.	178,308	4,748
PNM Resources, Inc.	409,177	12,509
Portland General Electric Co.	279,639	10,170
SJW Corp.	9,247	274
South Jersey Industries, Inc.	209,567	4,929
Southwest Gas Corp.	303,599	16,747
WGL Holdings, Inc.	261,936	16,499

		176,594

Waste & Environment Services & Equipment - 0.5%
Cantel Medical Corp.	157,441	9,783
Tetra Tech, Inc.	122,478	3,187

		12,970

Total Common Stocks (Cost $2,079,536)		2,685,330

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	381,126	6,056

Total Master Limited Partnerships (Cost $5,099)		6,056

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	$—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(2)	79,716,189	79,716

Total Investment Companies (Cost $79,716)		79,716

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.06%, 3/31/16(3) (4)	$4,604	$4,602

Total Short-Term Investments (Cost $4,604)		4,602

Total Investments - 100.1% (Cost $2,168,955)		2,775,704

Liabilities less Other Assets - (0.1)%		(1,967)

NET ASSETS - 100.0%		$2,773,737

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	696	$78,752	Long	3/16	$85

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	2.4
Energy	3.7
Financials	42.3
Health Care	4.9
Industrials	12.9
Information Technology	12.4
Materials	4.1
Telecommunication Services	0.3
Utilities	6.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,685,330	$—	$—	$2,685,330
Master Limited Partnerships(1)	6,056	—	—	6,056
Investment Companies	79,716	—	—	79,716
Short-Term Investments	—	4,602	—	4,602

Total Investments	$2,771,102	$4,602	$—	$2,775,704

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$85	$—	$—	$85

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,179,089

Gross tax appreciation of investments	$668,063
Gross tax depreciation of investments	(71,448)

Net tax appreciation of investments	$596,615

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$115,312	$350,121	$385,717	$8	$79,716

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Biotechnology & Pharmaceuticals - 16.1%
AbbVie, Inc.	42,170	$2,498
Alexion Pharmaceuticals, Inc.*	9,000	1,717
Allergan PLC*	5,136	1,605
Baxalta, Inc.	56,769	2,216
Biogen, Inc.*	10,279	3,149
Merck & Co., Inc.	30,293	1,600

		12,785

Commercial Services - 2.5%
Accretive Health, Inc.*	221,173	708
HMS Holdings Corp.*	106,908	1,319

		2,027

Hardware - 9.1%
Apple, Inc.	35,133	3,698
Arista Networks, Inc.*	6,862	534
Cisco Systems, Inc.	30,989	842
EMC Corp.	85,015	2,183

		7,257

Health Care Facilities & Services - 6.4%
Community Health Systems, Inc.*	59,379	1,575
Express Scripts Holding Co.*	14,071	1,230
HCA Holdings, Inc.*	21,123	1,428
Molina Healthcare, Inc.*	13,550	815

		5,048

Media - 12.1%
Alphabet, Inc., Class A*	2,023	1,574
Alphabet, Inc., Class C*	2,909	2,208
Facebook, Inc., Class A*	21,799	2,281
LinkedIn Corp., Class A*	4,422	995
Pandora Media, Inc.*	56,122	753
Priceline Group (The), Inc.*	938	1,196
Twitter, Inc.*	26,770	619

		9,626

Medical Equipment & Devices - 10.9%
Baxter International, Inc.	50,752	1,936
Intuitive Surgical, Inc.*	2,568	1,403
Spectranetics (The) Corp.*	46,109	694
St. Jude Medical, Inc.	28,970	1,789
Wright Medical Group N.V.*	50,096	1,211
Zimmer Biomet Holdings, Inc.	16,031	1,645

		8,678

Retail - Discretionary - 1.3%
eBay, Inc.*	38,069	1,046

Semiconductors - 7.7%
Applied Materials, Inc.	50,780	948
ARM Holdings PLC ADR	26,801	1,213
Lam Research Corp.	9,954	791
Linear Technology Corp.	17,621	748
Microchip Technology, Inc.	21,215	987
NXP Semiconductors N.V.*	16,724	1,409

		6,096

Software - 25.1%
Activision Blizzard, Inc.	41,599	1,610
Box, Inc., Class A*	48,382	675
Cornerstone OnDemand, Inc.*	26,606	919
Fortinet, Inc.*	25,298	789
Imperva, Inc.*	12,525	793
Microsoft Corp.	22,171	1,230
Oracle Corp.	54,303	1,984
Proofpoint, Inc.*	12,697	825
Qlik Technologies, Inc.*	20,197	639
Qualys, Inc.*	32,869	1,088
Rackspace Hosting, Inc.*	45,104	1,142
Red Hat, Inc.*	27,740	2,297
salesforce.com, Inc.*	43,311	3,396
ServiceNow, Inc.*	10,964	949
Splunk, Inc.*	14,431	849
VMware, Inc., Class A*	12,994	735

		19,920

Specialty Finance - 5.1%
Alliance Data Systems Corp.*	2,394	662
Fidelity National Information Services, Inc.	15,209	922
MasterCard, Inc., Class A	8,734	850
PayPal Holdings, Inc.*	44,357	1,606

		4,040

Technology Services - 2.7%
Accenture PLC, Class A	6,622	692
Cognizant Technology Solutions Corp., Class A*	14,451	867
Teradata Corp.*	23,008	608

		2,167

Total Common Stocks (Cost $65,818)		78,690

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	788,877	$789

Total Investment Companies (Cost $789)		789

Total Investments - 100.0% (Cost $66,607)		79,479

Liabilities less Other Assets - 0.0%		(37)

NET ASSETS - 100.0%		$79,442

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.5%
Health Care	36.3
Information Technology	62.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$78,690	$—	$—	$78,690
Investment Companies	789	—	—	789

Total Investments	$79,479	$—	$—	$79,479

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$67,336

Gross tax appreciation of investments	$17,829
Gross tax depreciation of investments	(5,686)

Net tax appreciation of investments	$12,143

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$2,010	$13,103	$14,324	$—	*	$789

*	Amount rounds to less than one thousand.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.6%
Brazil - 3.5%
Ambev S.A.	1,851,060	$8,289
Ambev S.A. ADR	171,548	765
B2W Cia Digital*	52,947	203
Banco Bradesco S.A.	341,893	1,757
Banco do Brasil S.A.	376,744	1,394
Banco Santander Brasil S.A.	186,736	730
BB Seguridade Participacoes S.A.	307,101	1,878
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	746,761	2,043
BR Malls Participacoes S.A.	202,115	564
BRF S.A.	284,220	3,970
CCR S.A.	360,200	1,135
CETIP S.A. - Mercados Organizados	99,608	941
Cia de Saneamento Basico do Estado de Sao Paulo*	132,471	615
Cia Siderurgica Nacional S.A.	270,690	265
Cielo S.A.	357,486	3,026
Cosan S.A. Industria e Comercio	54,747	347
CPFL Energia S.A.*	87,332	324
Duratex S.A.	145,746	216
EDP - Energias do Brasil S.A.	112,305	340
Embraer S.A.	284,762	2,107
Equatorial Energia S.A.	76,914	663
Estacio Participacoes S.A.	120,984	423
Fibria Celulose S.A.	106,817	1,366
Hypermarcas S.A.*	137,558	751
Itausa - Investimentos Itau S.A.(1)	2	—
JBS S.A.	322,136	1,005
Klabin S.A.	245,241	1,447
Kroton Educacional S.A.	578,052	1,380
Localiza Rent a Car S.A.	67,419	421
Lojas Americanas S.A.	73,600	231
Lojas Renner S.A.	258,695	1,113
M Dias Branco S.A.*	16,500	276
Multiplan Empreendimentos Imobiliarios S.A.	33,620	322
Natura Cosmeticos S.A.	77,014	454
Odontoprev S.A.	127,050	303
Petroleo Brasileiro S.A.*	1,178,178	2,537
Petroleo Brasileiro S.A. ADR*	63,578	273
Porto Seguro S.A.	49,108	356
Qualicorp S.A.	102,300	365
Raia Drogasil S.A.*	88,307	789
Sul America S.A.	61,099	286
Tim Participacoes S.A.	371,736	633
TOTVS S.A.	52,855	412
Tractebel Energia S.A.	76,938	647
Transmissora Alianca de Energia Eletrica S.A.	53,700	226
Ultrapar Participacoes S.A.	155,524	2,375
Vale S.A.	495,862	1,629
Vale S.A. ADR	42,422	140
WEG S.A.	232,280	875

		52,607

Chile - 1.1%
AES Gener S.A.	1,207,307	534
Aguas Andinas S.A., Class A	1,171,624	600
Banco de Chile	9,744,728	972
Banco de Credito e Inversiones	15,569	584
Banco Santander Chile	28,455,577	1,257
Banco Santander Chile ADR	1,400	25
Cencosud S.A.	573,382	1,152
Cia Cervecerias Unidas S.A.	62,364	687
Colbun S.A.	3,128,147	745
Corpbanca S.A.	68,818,675	539
Empresa Nacional de Electricidad S.A.*	1,255,526	1,551
Empresa Nacional de Electricidad S.A. ADR	3,800	141
Empresa Nacional de Telecomunicaciones S.A.	52,085	464
Empresas CMPC S.A.	551,607	1,181
Empresas COPEC S.A.	189,413	1,618
Enersis S.A.	8,042,232	1,956
Enersis S.A. ADR	3,072	37
Latam Airlines Group S.A.*	97,224	516
Latam Airlines Group S.A. BDR*	34,762	200
S.A.C.I. Falabella	219,624	1,396
SONDA S.A.	201,518	356

		16,511

China - 20.8%
58.com, Inc. ADR*	16,100	1,062
AAC Technologies Holdings, Inc.	319,500	2,077
Agricultural Bank of China Ltd., Class H	9,997,367	4,057
Air China Ltd., Class H	794,705	623
Alibaba Group Holding Ltd. ADR*	215,800	17,538
Aluminum Corp. of China Ltd., Class H*	1,667,435	548
Anhui Conch Cement Co. Ltd., Class H	527,575	1,405
ANTA Sports Products Ltd.	426,432	1,167

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
China - 20.8% continued
AviChina Industry & Technology Co. Ltd., Class H	818,313	$637
Baidu, Inc. ADR*	59,700	11,286
Bank of China Ltd., Class H	34,140,652	15,111
Bank of Communications Co. Ltd., Class H	3,731,117	2,608
Beijing Capital International Airport Co. Ltd., Class H	640,000	688
Belle International Holdings Ltd.	1,937,000	1,437
Byd Co. Ltd., Class H*	279,199	1,519
CAR, Inc.*	372,000	615
CGN Power Co. Ltd., Class H(2)	3,930,000	1,455
China Cinda Asset Management Co. Ltd., Class H	3,708,000	1,359
China CITIC Bank Corp. Ltd., Class H*	3,455,286	2,221
China Coal Energy Co. Ltd., Class H	1,243,232	474
China Communications Construction Co. Ltd., Class H	1,875,287	1,894
China Communications Services Corp. Ltd., Class H	1,153,035	430
China Conch Venture Holdings Ltd.	590,500	1,220
China Construction Bank Corp., Class H	36,149,410	24,541
China COSCO Holdings Co. Ltd., Class H*	1,175,221	534
China Everbright Bank Co. Ltd., Class H	1,492,000	721
China Everbright International Ltd.	1,089,000	1,389
China Galaxy Securities Co. Ltd., Class H	1,462,000	1,324
China Huishan Dairy Holdings Co. Ltd.	2,691,380	1,030
China International Marine Containers Group Co. Ltd., Class H	224,600	410
China Life Insurance Co. Ltd., Class H	3,216,544	10,348
China Longyuan Power Group Corp. Ltd., Class H	1,369,473	1,027
China Medical System Holdings Ltd.	482,000	703
China Mengniu Dairy Co. Ltd.	1,154,870	1,868
China Merchants Bank Co. Ltd., Class H	1,989,933	4,654
China Minsheng Banking Corp. Ltd., Class H	2,517,712	2,486
China National Building Material Co. Ltd., Class H	1,254,000	595
China Oilfield Services Ltd., Class H	796,757	679
China Pacific Insurance Group Co. Ltd., Class H	1,144,937	4,697
China Petroleum & Chemical Corp., Class H	11,058,628	6,637
China Railway Construction Corp. Ltd., Class H	861,000	1,059
China Railway Group Ltd., Class H	1,738,827	1,307
China Shenhua Energy Co. Ltd., Class H	1,483,636	2,305
China Shipping Container Lines Co. Ltd., Class H*	1,719,695	479
China Southern Airlines Co. Ltd., Class H	782,530	599
China Telecom Corp. Ltd., Class H	6,050,339	2,818
China Vanke Co. Ltd., Class H	579,372	1,712
Chongqing Changan Automobile Co. Ltd., Class B	383,400	841
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,102,434	662
CITIC Securities Co. Ltd., Class H	930,500	2,149
CNOOC Ltd.	7,740,433	7,956
Country Garden Holdings Co. Ltd.	2,667,303	1,086
CRRC Corp. Ltd., Class H	1,879,991	2,304
CSPC Pharmaceutical Group Ltd.	1,798,000	1,829
Ctrip.com International Ltd. ADR*	62,200	2,882
Dalian Wanda Commercial Properties Co. Ltd., Class H(2)	242,845	1,406
Datang International Power Generation Co. Ltd., Class H	1,259,875	381
Dongfeng Motor Group Co. Ltd., Class H	1,129,169	1,495
ENN Energy Holdings Ltd.	317,279	1,682
Evergrande Real Estate Group Ltd.	1,881,400	1,644
Fosun International Ltd.	889,365	1,378
Geely Automobile Holdings Ltd.	2,198,423	1,164
GF Securities Co. Ltd., Class H*	595,800	1,485
GOME Electrical Appliances Holding Ltd.	5,194,970	858
Great Wall Motor Co. Ltd., Class H	1,355,296	1,569
Guangzhou Automobile Group Co. Ltd., Class H	889,760	788
Guangzhou R&F Properties Co. Ltd., Class H	438,814	536
Haitian International Holdings Ltd.	291,000	423
Haitong Securities Co. Ltd., Class H	1,408,033	2,476
Hengan International Group Co. Ltd.	322,398	3,025
Huadian Power International Corp. Ltd., Class H	744,000	482
Huaneng Power International, Inc., Class H	1,610,501	1,381
Huaneng Renewables Corp. Ltd., Class H	1,814,357	539
Huatai Securities Co. Ltd., Class H(2) *	445,600	1,034
Industrial & Commercial Bank of China Ltd., Class H	31,720,515	18,999
JD.com, Inc. ADR*	74,000	2,388
Jiangsu Expressway Co. Ltd., Class H	526,000	708
Jiangxi Copper Co. Ltd., Class H	591,000	698
Kingsoft Corp. Ltd.	366,903	890
Lenovo Group Ltd.	2,888,000	2,910
Longfor Properties Co. Ltd.	581,731	863

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
China - 20.8% continued
Luye Pharma Group Ltd.*	614,500	$637
NetEase, Inc. ADR	17,100	3,099
New China Life Insurance Co. Ltd., Class H	330,452	1,382
New Oriental Education & Technology Group, Inc. ADR	29,900	938
People’s Insurance Co. Group of China (The) Ltd., Class H	2,704,535	1,314
PetroChina Co. Ltd., Class H	9,097,438	5,984
PICC Property & Casualty Co. Ltd., Class H	1,488,906	2,931
Ping An Insurance Group Co. of China Ltd., Class H	2,237,906	12,296
Qihoo 360 Technology Co. Ltd. ADR*	20,400	1,485
Qunar Cayman Islands Ltd. ADR*	11,600	612
Semiconductor Manufacturing International Corp.*	11,911,000	1,209
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	864,116	589
Shanghai Electric Group Co. Ltd., Class H	1,248,000	662
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	489
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	216,619	880
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	695
Shenzhou International Group Holdings Ltd.	238,000	1,362
Shui On Land Ltd.	1,329,500	364
Sino-Ocean Land Holdings Ltd.	1,455,048	925
Sinopec Engineering Group Co. Ltd., Class H	515,000	437
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	1,488,005	588
Sinopharm Group Co. Ltd., Class H	499,514	1,992
Sinotrans Ltd., Class H	748,000	398
SOHO China Ltd.	920,278	444
SouFun Holdings Ltd. ADR	53,100	392
Sunac China Holdings Ltd.	857,000	656
TAL Education Group ADR*	9,900	460
Tencent Holdings Ltd.	2,222,570	43,358
Tingyi Cayman Islands Holding Corp.	828,435	1,178
TravelSky Technology Ltd., Class H	419,000	685
Tsingtao Brewery Co. Ltd., Class H	161,767	728
Vipshop Holdings Ltd. ADR*	87,400	1,335
Want Want China Holdings Ltd.	2,597,870	1,922
Weichai Power Co. Ltd., Class H	409,906	450
Yanzhou Coal Mining Co. Ltd., Class H	781,138	362
Youku Tudou, Inc. ADR*	26,100	708
YY, Inc. ADR*	6,400	400
Zhejiang Expressway Co. Ltd., Class H	553,294	663
Zhuzhou CSR Times Electric Co. Ltd., Class H	216,474	1,247
Zijin Mining Group Co. Ltd., Class H	2,494,162	654
ZTE Corp., Class H	340,917	775

		313,949

Colombia - 0.3%
Cementos Argos S.A.	170,788	521
Corp. Financiera Colombiana S.A.	31,075	381
Ecopetrol S.A.	2,062,447	725
Ecopetrol S.A. ADR	5,700	40
Grupo Argos S.A.	130,958	668
Grupo de Inversiones Suramericana S.A.	108,615	1,217
Interconexion Electrica S.A. ESP	167,500	389

		3,941

Czech Republic - 0.2%
CEZ A.S.	71,587	1,277
Komercni banka A.S.	6,686	1,325
O2 Czech Republic A.S.	26,195	265

		2,867

Egypt - 0.2%
Commercial International Bank Egypt S.A.E.	444,291	2,161
Global Telecom Holding S.A.E.*	1,171,981	312
Talaat Moustafa Group	433,600	358

		2,831

Greece - 0.5%
Alpha Bank A.E.*	590,545	1,590
Eurobank Ergasias S.A.*	816,835	918
FF Group*	14,512	273
Hellenic Telecommunications Organization S.A.	106,815	1,070
JUMBO S.A.*	41,664	439
National Bank of Greece S.A.*	1,492,185	555
OPAP S.A.	97,735	859
Piraeus Bank S.A.*	2,894,573	873
Public Power Corp. S.A.	53,000	223
Titan Cement Co. S.A.	21,001	401

		7,201

Hong Kong - 5.1%
Alibaba Health Information Technology Ltd.*	1,076,000	738

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Hong Kong - 5.1% continued
Alibaba Pictures Group Ltd.*	4,410,000	$1,088
Beijing Enterprises Holdings Ltd.	225,271	1,356
Beijing Enterprises Water Group Ltd.*	1,811,886	1,261
Brilliance China Automotive Holdings Ltd.	1,261,944	1,582
China Everbright Ltd.	415,110	945
China Gas Holdings Ltd.	767,495	1,104
China Jinmao Holdings Group Ltd.	1,679,791	571
China Merchants Holdings International Co. Ltd.	478,511	1,512
China Mobile Ltd.	2,640,212	29,590
China Overseas Land & Investment Ltd.	1,678,475	5,828
China Power International Development Ltd.	1,490,000	856
China Resources Beer Holdings Company Ltd.	527,711	1,125
China Resources Gas Group Ltd.	383,958	1,142
China Resources Land Ltd.	1,215,432	3,506
China Resources Power Holdings Co. Ltd.	847,735	1,636
China State Construction International Holdings Ltd.	760,534	1,315
China Taiping Insurance Holdings Co. Ltd.*	677,504	2,076
China Unicom Hong Kong Ltd.	2,608,494	3,163
CITIC Ltd.	1,869,803	3,290
COSCO Pacific Ltd.	782,827	863
Far East Horizon Ltd.	829,000	770
GCL-Poly Energy Holdings Ltd.	4,780,675	708
Goldin Properties Holdings Ltd.*	652,275	750
Guangdong Investment Ltd.	1,246,514	1,763
Haier Electronics Group Co. Ltd.	561,000	1,130
Imperial Pacific International Holdings Ltd.*	24,780,000	541
Kunlun Energy Co. Ltd.	1,291,230	1,139
New World China Land Ltd.	1,163,804	932
Nine Dragons Paper Holdings Ltd.	767,923	450
Shanghai Industrial Holdings Ltd.	222,043	579
Shimao Property Holdings Ltd.	553,403	973
Sino Biopharmaceutical Ltd.	1,844,000	1,667
Sun Art Retail Group Ltd.	999,000	754
Yuexiu Property Co. Ltd.	2,713,652	466

		77,169

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	15,992	785
OTP Bank PLC	93,516	1,929
Richter Gedeon Nyrt.	62,654	1,186

		3,900

India - 8.5%
ACC Ltd.	16,445	337
Adani Ports & Special Economic Zone Ltd.	358,749	1,405
Aditya Birla Nuvo Ltd.	17,736	580
Ambuja Cements Ltd.	289,413	884
Apollo Hospitals Enterprise Ltd.	33,802	746
Ashok Leyland Ltd.	493,194	651
Asian Paints Ltd.	123,225	1,640
Aurobindo Pharma Ltd.	113,707	1,499
Bajaj Auto Ltd.	36,240	1,381
Bharat Forge Ltd.	47,849	641
Bharat Heavy Electricals Ltd.	262,264	666
Bharat Petroleum Corp. Ltd.	76,263	1,026
Bharti Airtel Ltd.	509,084	2,608
Bharti Infratel Ltd.	199,988	1,289
Bosch Ltd.	3,097	870
Cadila Healthcare Ltd.	95,593	473
Cairn India Ltd.	184,626	382
Cipla Ltd.	147,061	1,439
Coal India Ltd.	302,439	1,502
Container Corp. of India Ltd.	14,835	293
Dabur India Ltd.	227,089	947
Divi’s Laboratories Ltd.	32,023	557
Dr. Reddy’s Laboratories Ltd.	35,301	1,653
Dr. Reddy’s Laboratories Ltd. ADR	15,005	695
Eicher Motors Ltd.	5,366	1,361
GAIL India Ltd.	169,519	957
GlaxoSmithKline Consumer Healthcare Ltd.	4,589	444
Glenmark Pharmaceuticals Ltd.	61,912	858
Godrej Consumer Products Ltd.	52,276	1,041
HCL Technologies Ltd.	242,591	3,129
Hero MotoCorp Ltd.	20,617	837
Hindalco Industries Ltd.	501,423	637
Hindustan Unilever Ltd.	323,544	4,215
Housing Development Finance Corp. Ltd.	644,070	12,236
ICICI Bank Ltd.	197,040	773
ICICI Bank Ltd. ADR	130,355	1,021
Idea Cellular Ltd.	424,312	918
Indiabulls Housing Finance Ltd.	128,825	1,426
Infosys Ltd.	655,067	10,888
Infosys Ltd. ADR	134,148	2,247

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
India - 8.5% continued
ITC Ltd.	971,749	$4,799
JSW Steel Ltd.	38,370	596
Larsen & Toubro Ltd.	127,420	2,444
Larsen & Toubro Ltd. GDR (Registered)	7,050	137
LIC Housing Finance Ltd.	121,479	931
Lupin Ltd.	95,535	2,638
Mahindra & Mahindra Financial Services Ltd.	121,618	443
Mahindra & Mahindra Ltd.	160,695	3,077
Marico Ltd.	202,858	692
Maruti Suzuki India Ltd.	46,224	3,220
Motherson Sumi Systems Ltd.	143,731	633
Nestle India Ltd.*	9,957	876
NTPC Ltd.	498,839	1,098
Oil & Natural Gas Corp. Ltd.	377,150	1,370
Piramal Enterprises Ltd.	28,608	434
Power Finance Corp. Ltd.	107,390	325
Reliance Communications Ltd.*	316,895	420
Reliance Industries Ltd.	438,237	6,691
Reliance Industries Ltd. GDR(2)	57,226	1,747
Rural Electrification Corp. Ltd.	125,870	429
Shree Cement Ltd.	3,317	576
Shriram Transport Finance Co. Ltd.	66,107	855
Siemens Ltd.	30,909	558
State Bank of India	650,238	2,192
Sun Pharmaceutical Industries Ltd.	416,631	5,135
Tata Consultancy Services Ltd.*	202,457	7,430
Tata Motors Ltd.*	305,992	1,799
Tata Motors Ltd. ADR*	7,068	208
Tata Motors Ltd., Class A (Differential Voting Rights)*	162,886	709
Tata Power Co. Ltd.	523,318	535
Tata Steel Ltd.	128,941	502
Tech Mahindra Ltd.	91,179	716
UltraTech Cement Ltd.	14,748	618
United Breweries Ltd.	30,869	441
United Spirits Ltd.*	25,229	1,137
UPL Ltd.	126,499	831
Vedanta Ltd.	410,201	554
Wipro Ltd.	242,602	2,048
Wipro Ltd. ADR	25,040	289
Zee Entertainment Enterprises Ltd.	248,264	1,635

		128,920

Indonesia - 2.5%
Adaro Energy Tbk PT	7,010,520	258
AKR Corporindo Tbk PT	778,900	403
Astra Agro Lestari Tbk PT	173,822	198
Astra International Tbk PT	8,779,860	3,773
Bank Central Asia Tbk PT	5,243,692	5,013
Bank Danamon Indonesia Tbk PT	1,631,443	378
Bank Mandiri Persero Tbk PT	4,001,355	2,656
Bank Negara Indonesia Persero Tbk PT	3,019,509	1,080
Bank Rakyat Indonesia Persero Tbk PT	4,815,658	3,936
Bumi Serpong Damai Tbk PT	3,245,200	417
Charoen Pokphand Indonesia Tbk PT	2,837,835	527
Global Mediacom Tbk PT	3,327,200	264
Gudang Garam Tbk PT	200,215	795
Hanjaya Mandala Sampoerna Tbk PT	161,700	1,100
Indocement Tunggal Prakarsa Tbk PT	623,803	995
Indofood CBP Sukses Makmur Tbk PT	551,700	536
Indofood Sukses Makmur Tbk PT	1,938,971	721
Jasa Marga Persero Tbk PT	781,500	294
Kalbe Farma Tbk PT	9,292,680	882
Lippo Karawaci Tbk PT	8,481,500	634
Matahari Department Store Tbk PT	1,026,573	1,296
Media Nusantara Citra Tbk PT	2,335,500	310
Perusahaan Gas Negara Persero Tbk	4,748,212	939
Semen Indonesia Persero Tbk PT	1,218,355	994
Summarecon Agung Tbk PT	4,723,865	559
Surya Citra Media Tbk PT	2,503,500	561
Telekomunikasi Indonesia Persero Tbk PT	21,659,462	4,864
Tower Bersama Infrastructure Tbk PT*	765,900	324
Unilever Indonesia Tbk PT	665,028	1,774
United Tractors Tbk PT	737,571	896
XL Axiata Tbk PT*	1,402,860	370

		37,747

Malaysia - 3.2%
AirAsia Bhd.	450,400	135
Alliance Financial Group Bhd.	539,000	447
AMMB Holdings Bhd.	876,137	923
Astro Malaysia Holdings Bhd.	662,800	426
Axiata Group Bhd.	1,124,861	1,677
Berjaya Sports Toto Bhd.	374,461	266
British American Tobacco Malaysia Bhd.	55,600	726
Bumi Armada Bhd.	1,082,100	257
CIMB Group Holdings Bhd.	2,146,871	2,263
Dialog Group Bhd.	1,517,644	565
DiGi.Com Bhd.	1,552,300	1,946

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Malaysia - 3.2% continued
Felda Global Ventures Holdings Bhd.	660,400	$262
Gamuda Bhd.	752,400	816
Genting Bhd.	993,400	1,693
Genting Malaysia Bhd.	1,231,500	1,254
Genting Plantations Bhd.	108,200	267
HAP Seng Consolidated Bhd.	248,300	374
Hartalega Holdings Bhd.	248,500	343
Hong Leong Bank Bhd.	280,998	878
Hong Leong Financial Group Bhd.	86,328	280
IHH Healthcare Bhd.	1,100,300	1,687
IJM Corp. Bhd.	1,218,840	959
IOI Corp. Bhd.	1,215,240	1,256
IOI Properties Group Bhd.	728,848	382
Kuala Lumpur Kepong Bhd.	172,850	920
Lafarge Malaysia Bhd.	178,600	369
Malayan Banking Bhd.	2,085,068	4,071
Malaysia Airports Holdings Bhd.	336,293	439
Maxis Bhd.	817,951	1,294
MISC Bhd.	495,660	1,080
Petronas Chemicals Group Bhd.	1,203,400	2,036
Petronas Dagangan Bhd.	109,500	634
Petronas Gas Bhd.	287,900	1,522
PPB Group Bhd.	198,000	732
Public Bank Bhd.	1,091,661	4,704
RHB Capital Bhd.	282,110	372
SapuraKencana Petroleum Bhd.	1,216,500	573
Sime Darby Bhd.	1,330,310	2,399
Telekom Malaysia Bhd.	426,786	673
Tenaga Nasional Bhd.	1,452,350	4,497
UMW Holdings Bhd.	271,500	495
Westports Holdings Bhd.	507,100	486
YTL Corp. Bhd.	1,849,480	675
YTL Power International Bhd.	629,813	217

		48,270

Mexico - 4.4%
Alfa S.A.B. de C.V., Series A	1,237,980	2,452
America Movil S.A.B. de C.V., Series L	13,582,382	9,536
Arca Continental S.A.B. de C.V.	177,284	1,077
Cemex S.A.B. de C.V., Series CPO*	5,792,342	3,159
Coca-Cola Femsa S.A.B. de C.V., Series L	216,822	1,551
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	202,600	557
El Puerto de Liverpool S.A.B. de C.V., Series C1	79,700	975
Fibra Uno Administracion S.A. de C.V.	1,029,600	2,270
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	785,177	7,325
Gentera S.A.B. de C.V.	461,372	887
Gruma S.A.B. de C.V., Series B	80,780	1,136
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	133,252	1,177
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,289
Grupo Bimbo S.A.B. de C.V., Series A*	704,428	1,871
Grupo Carso S.A.B. de C.V., Series A1	228,806	956
Grupo Comercial Chedraui S.A. de C.V.	145,800	386
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,083,618	5,961
Grupo Financiero Inbursa S.A.B. de C.V., Series O	994,343	1,801
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	775,900	1,359
Grupo Lala S.A.B. de C.V.	268,280	621
Grupo Mexico S.A.B. de C.V., Series B	1,636,036	3,492
Grupo Televisa S.A.B., Series CPO	1,055,314	5,778
Industrias Penoles S.A.B. de C.V.	53,127	546
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	668,927	1,561
Mexichem S.A.B. de C.V.	455,034	1,021
OHL Mexico S.A.B. de C.V.*	348,700	367
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	112,000	1,319
Wal-Mart de Mexico S.A.B. de C.V.	2,269,937	5,729

		66,159

Netherlands - 0.3%
Steinhoff International Holdings N.V.	1,040,211	5,281

Peru - 0.3%
Cia de Minas Buenaventura S.A.A. ADR*	82,306	352
Credicorp Ltd.	28,552	2,779
Southern Copper Corp.	67,327	1,758

		4,889

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	797,589	980
Aboitiz Power Corp.	694,944	615
Alliance Global Group, Inc.	997,824	341
Ayala Corp.	89,797	1,440
Ayala Land, Inc.	3,201,680	2,338
Bank of the Philippine Islands	381,223	678
BDO Unibank, Inc.	674,486	1,500

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Philippines - 1.4% continued
DMCI Holdings, Inc.	1,794,000	$525
Energy Development Corp.	4,186,950	550
Globe Telecom, Inc.	15,370	604
GT Capital Holdings, Inc.	30,495	855
International Container Terminal Services, Inc.	224,340	335
JG Summit Holdings, Inc.	1,053,061	1,634
Jollibee Foods Corp.	163,783	761
Megaworld Corp.	5,366,000	483
Metro Pacific Investments Corp.	5,488,000	605
Metropolitan Bank & Trust Co.	177,568	304
Philippine Long Distance Telephone Co.	42,610	1,850
Robinsons Land Corp.	744,200	435
SM Investments Corp.	65,535	1,200
SM Prime Holdings, Inc.	3,439,513	1,584
Universal Robina Corp.	374,350	1,477

		21,094

Poland - 1.3%
Alior Bank S.A.*	21,413	362
Bank Handlowy w Warszawie S.A.	15,809	289
Bank Millennium S.A.*	268,226	379
Bank Pekao S.A.	56,071	2,045
Bank Zachodni WBK S.A.*	15,591	1,125
CCC S.A.	10,291	362
Cyfrowy Polsat S.A.*	82,277	437
Enea S.A.	108,314	311
Energa S.A.	88,517	285
Eurocash S.A.	38,785	478
Grupa Azoty S.A.*	20,121	510
Grupa Lotos S.A.*	34,811	239
KGHM Polska Miedz S.A.	57,250	920
LPP S.A.	553	781
mBank S.A.*	6,440	513
Orange Polska S.A.	296,690	495
PGE Polska Grupa Energetyczna S.A.	338,449	1,099
Polski Koncern Naftowy ORLEN S.A.	140,060	2,406
Polskie Gornictwo Naftowe i Gazownictwo S.A.	735,992	963
Powszechna Kasa Oszczednosci Bank Polski S.A.*	376,860	2,623
Powszechny Zaklad Ubezpieczen S.A.	224,260	1,934
Synthos S.A.	287,733	278
Tauron Polska Energia S.A.	485,210	355

		19,189

Qatar - 1.0%
Barwa Real Estate Co.	44,753	491
Commercial Bank (The) QSC	72,914	918
Doha Bank QSC	56,343	688
Ezdan Holding Group QSC	342,231	1,493
Industries Qatar QSC	63,666	1,940
Masraf Al Rayan QSC	157,428	1,622
Ooredoo QSC	35,408	728
Qatar Electricity & Water Co. QSC	12,275	729
Qatar Gas Transport Co. Ltd.	118,890	761
Qatar Insurance Co. S.A.Q.	40,860	920
Qatar Islamic Bank S.A.Q.	23,532	688
Qatar National Bank S.A.Q.	74,827	3,586
Vodafone Qatar QSC	144,815	505

		15,069

Romania - 0.1%
New Europe Property Investments PLC	99,277	1,141

Russia - 3.1%
Alrosa PAO	790,251	604
Gazprom PAO	194,124	362
Gazprom PAO ADR	2,467,445	9,147
Lukoil PJSC	20,314	650
Lukoil PJSC ADR	11,873	386
Lukoil PJSC ADR (London Exchange)	188,895	6,052
Magnit PJSC	3,011	462
Magnit PJSC GDR (Registered)	97,599	3,904
MegaFon PJSC GDR (Registered)	40,634	473
MMC Norilsk Nickel PJSC	6,183	773
MMC Norilsk Nickel PJSC ADR	80,388	1,020
MMC Norilsk Nickel PJSC ADR (London Exchange)	92,887	1,170
Mobile TeleSystems PJSC ADR	213,550	1,320
Moscow Exchange MICEX-RTS PJSC	509,546	637
Novatek OAO GDR (Registered)	39,784	3,261
Rosneft OAO	76,765	266
Rosneft OAO GDR (Registered)	435,611	1,510
Rostelecom PJSC	271,937	336
Rostelecom PJSC ADR	10,070	75
RusHydro PJSC	24,330,245	225
RusHydro PJSC ADR	266,069	253
Sberbank of Russia	56,000	78
Sberbank of Russia PJSC*	3,921,808	5,402
Sberbank of Russia PJSC ADR	158,557	925
Severstal PAO	280	2
Severstal PAO GDR (Registered)	100,645	839

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Russia - 3.1% continued
Sistema JSFC GDR (Registered)	73,999	$436
Surgutneftegas OAO	329,267	153
Surgutneftegas OAO ADR	120,622	550
Surgutneftegas OAO ADR (London Exchange)	141,244	648
Tatneft PAO	170,308	741
Tatneft PAO ADR	1,663	44
Tatneft PAO ADR (London Exchange)	72,254	1,898
VTB Bank PJSC	1,459,346,738	1,587
VTB Bank PJSC GDR(2)	11,036	24
VTB Bank PJSC GDR (Registered)	384,561	807

		47,020

South Africa - 6.2%
African Bank Investments Ltd.*	213,004	4
Anglo American Platinum Ltd.*	23,190	275
AngloGold Ashanti Ltd.*	170,034	1,191
Aspen Pharmacare Holdings Ltd.*	146,903	2,933
Barclays Africa Group Ltd.	142,306	1,317
Barloworld Ltd.	98,326	394
Bidvest Group (The) Ltd.	130,292	2,763
Brait S.E.*	143,083	1,539
Capitec Bank Holdings Ltd.	15,960	555
Coronation Fund Managers Ltd.	96,799	331
Discovery Ltd.	150,915	1,294
Exxaro Resources Ltd.	64,240	182
FirstRand Ltd.	1,455,779	3,972
Fortress Income Fund Ltd.	291,649	656
Fortress Income Fund Ltd., Class A	435,751	451
Foschini Group (The) Ltd.	90,035	707
Gold Fields Ltd.	342,793	949
Growthpoint Properties Ltd.	1,005,649	1,506
Hyprop Investments Ltd.	98,373	657
Impala Platinum Holdings Ltd.*	284,885	458
Imperial Holdings Ltd.	72,443	554
Investec Ltd.	110,172	778
Liberty Holdings Ltd.	52,791	393
Life Healthcare Group Holdings Ltd.	379,252	856
Massmart Holdings Ltd.	52,519	338
Mediclinic International Ltd.	193,652	1,490
MMI Holdings Ltd.	493,198	700
Mondi Ltd.	49,779	987
Mr Price Group Ltd.	105,416	1,359
MTN Group Ltd.	717,955	6,155
Naspers Ltd., Class N	171,168	23,403
Nedbank Group Ltd.	87,225	1,061
Netcare Ltd.	416,060	910
Pick n Pay Stores Ltd.	107,823	452
Pioneer Foods Group Ltd.	53,695	551
PSG Group Ltd.	39,490	570
Rand Merchant Insurance Holdings Ltd.	297,487	743
Redefine Properties Ltd.	1,864,892	1,168
Remgro Ltd.	208,443	3,302
Resilient REIT Ltd.	117,822	877
RMB Holdings Ltd.	291,988	1,046
Sanlam Ltd.	750,955	2,913
Sappi Ltd.*	237,039	993
Sasol Ltd.	239,435	6,450
Shoprite Holdings Ltd.	201,134	1,859
SPAR Group (The) Ltd.	69,906	831
Standard Bank Group Ltd.	529,504	3,869
Telkom S.A. SOC Ltd.	109,504	452
Tiger Brands Ltd.	67,921	1,387
Truworths International Ltd.	187,194	1,101
Tsogo Sun Holdings Ltd.	170,627	267
Vodacom Group Ltd.	155,279	1,528
Woolworths Holdings Ltd.	429,832	2,778

		94,255

South Korea - 14.4%
Amorepacific Corp.	13,920	4,889
AMOREPACIFIC Group	12,200	1,522
BGF retail Co. Ltd.	3,333	483
BNK Financial Group, Inc.	90,872	648
Celltrion, Inc.*	30,144	2,156
Cheil Worldwide, Inc.*	34,566	604
CJ CheilJedang Corp.	3,505	1,119
CJ Corp.	5,974	1,273
CJ E&M Corp.*	8,571	584
CJ Korea Express Co. Ltd.*	3,181	517
Coway Co. Ltd.	22,991	1,640
Daelim Industrial Co. Ltd.*	11,847	668
Daewoo Engineering & Construction Co. Ltd.*	45,860	217
Daewoo International Corp.	19,613	270
Daewoo Securities Co. Ltd.	80,958	641
DGB Financial Group, Inc.	80,130	682
Dongbu Insurance Co. Ltd.	18,837	1,127
Dongsuh Cos., Inc.	13,209	349
Doosan Corp.*	2,990	225

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
South Korea - 14.4% continued
Doosan Heavy Industries & Construction Co. Ltd.	21,468	$374
E-MART, Inc.	8,860	1,422
GS Engineering & Construction Corp.*	22,832	379
GS Holdings Corp.	23,359	1,000
GS Retail Co. Ltd.	12,553	573
Hana Financial Group, Inc.	129,405	2,592
Hankook Tire Co. Ltd.	32,787	1,309
Hanmi Pharm Co. Ltd.*	2,259	1,390
Hanmi Science Co. Ltd.*	4,978	542
Hanon Systems	16,211	713
Hanssem Co. Ltd.	3,841	750
Hanwha Chemical Corp.	44,368	1,019
Hanwha Corp.	18,512	613
Hanwha Life Insurance Co. Ltd.	97,108	609
Hotel Shilla Co. Ltd.	13,499	883
Hyosung Corp.	9,934	981
Hyundai Department Store Co. Ltd.	6,514	699
Hyundai Development Co. - Engineering & Construction	22,259	726
Hyundai Engineering & Construction Co. Ltd.	34,619	831
Hyundai Glovis Co. Ltd.	7,797	1,275
Hyundai Heavy Industries Co. Ltd.*	18,300	1,354
Hyundai Marine & Fire Insurance Co. Ltd.	24,723	759
Hyundai Mobis Co. Ltd.	29,525	6,162
Hyundai Motor Co.	66,758	8,412
Hyundai Steel Co.	32,856	1,383
Hyundai Wia Corp.	7,320	691
Industrial Bank of Korea	115,211	1,206
Kakao Corp.	11,957	1,171
Kangwon Land, Inc.	51,584	1,679
KB Financial Group, Inc.	168,160	4,725
KCC Corp.	2,513	887
KEPCO Plant Service & Engineering Co. Ltd.	9,105	688
Kia Motors Corp.	114,375	5,095
Korea Aerospace Industries Ltd.	19,320	1,277
Korea Electric Power Corp.	108,647	4,613
Korea Gas Corp.	13,474	420
Korea Investment Holdings Co. Ltd.	15,561	650
Korea Zinc Co. Ltd.	3,801	1,508
Korean Air Lines Co. Ltd.*	15,901	374
KT Corp.*	11,466	276
KT Corp. ADR	6,526	78
KT&G Corp.	47,594	4,224
Kumho Petrochemical Co. Ltd.	6,504	285
LG Chem Ltd.	20,079	5,546
LG Corp.	41,404	2,480
LG Display Co. Ltd.	97,939	2,052
LG Electronics, Inc.	46,210	2,105
LG Household & Health Care Ltd.	4,074	3,612
LG Innotek Co. Ltd.	5,984	499
LG Uplus Corp.	84,936	749
Lotte Chemical Corp.	6,428	1,313
Lotte Chilsung Beverage Co. Ltd.	273	514
Lotte Confectionery Co. Ltd.	334	648
Lotte Shopping Co. Ltd.	4,715	926
Mirae Asset Securities Co. Ltd.*	24,337	447
NAVER Corp.	12,112	6,745
NCSoft Corp.	7,332	1,324
NH Investment & Securities Co. Ltd.	62,621	530
OCI Co. Ltd.	6,984	441
Orion Corp.	1,484	1,467
Ottogi Corp.	547	568
Paradise Co. Ltd.*	20,291	302
POSCO	28,131	4,002
POSCO ADR	4,628	164
S-1 Corp.	8,165	689
Samsung C&T Corp.*	33,009	3,898
Samsung Card Co. Ltd.	16,282	426
Samsung Electro-Mechanics Co. Ltd.	26,010	1,382
Samsung Electronics Co. Ltd.	47,500	50,722
Samsung Fire & Marine Insurance Co. Ltd.	15,453	4,014
Samsung Heavy Industries Co. Ltd.*	63,821	582
Samsung Life Insurance Co. Ltd.	34,439	3,205
Samsung SDI Co. Ltd.	23,318	2,239
Samsung SDS Co. Ltd.	13,428	2,895
Samsung Securities Co. Ltd.	26,568	931
Shinhan Financial Group Co. Ltd.	184,933	6,224
Shinsegae Co. Ltd.	3,024	590
SK Holdings Co. Ltd.	15,257	3,101
SK Hynix, Inc.	252,034	6,507
SK Innovation Co. Ltd.*	28,311	3,092
SK Networks Co. Ltd.	44,300	206
SK Telecom Co. Ltd.	3,128	573
SK Telecom Co. Ltd. ADR	10,300	208
S-Oil Corp.	18,790	1,256
Woori Bank	150,651	1,128
Yuhan Corp.	3,452	798

		217,311

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Taiwan - 11.8%
Acer, Inc.*	1,362,800	$497
Advanced Semiconductor Engineering, Inc.	2,742,364	3,135
Advantech Co. Ltd.	136,234	870
Asia Cement Corp.	1,047,567	871
Asia Pacific Telecom Co. Ltd.*	905,000	320
Asustek Computer, Inc.	308,546	2,546
AU Optronics Corp.	3,432,215	1,007
Casetek Holdings Ltd.	49,000	199
Catcher Technology Co. Ltd.	279,111	2,337
Cathay Financial Holding Co. Ltd.	3,554,075	4,974
Chailease Holding Co. Ltd.	445,028	764
Chang Hwa Commercial Bank Ltd.	2,064,443	980
Cheng Shin Rubber Industry Co. Ltd.	683,184	1,103
Chicony Electronics Co. Ltd.	233,510	510
China Airlines Ltd.*	1,147,307	417
China Development Financial Holding Corp.	5,596,868	1,395
China Life Insurance Co. Ltd.	1,319,049	1,010
China Steel Corp.	5,131,156	2,794
Chunghwa Telecom Co. Ltd.	1,640,493	4,941
Compal Electronics, Inc.	1,870,759	1,047
CTBC Financial Holding Co. Ltd.	6,660,739	3,406
Delta Electronics, Inc.	837,343	3,930
E.Sun Financial Holding Co. Ltd.	3,010,099	1,748
Eclat Textile Co. Ltd.	73,662	1,014
Eva Airways Corp.*	821,768	464
Evergreen Marine Corp. Taiwan Ltd.	803,752	323
Far Eastern New Century Corp.	1,323,789	1,035
Far EasTone Telecommunications Co. Ltd.	671,345	1,379
Feng TAY Enterprise Co. Ltd.	128,020	647
First Financial Holding Co. Ltd.	3,798,490	1,764
Formosa Chemicals & Fibre Corp.	1,381,499	3,102
Formosa Petrochemical Corp.	456,487	1,089
Formosa Plastics Corp.	1,804,682	4,216
Formosa Taffeta Co. Ltd.	358,827	327
Foxconn Technology Co. Ltd.	364,001	768
Fubon Financial Holding Co. Ltd.	2,886,025	3,923
Giant Manufacturing Co. Ltd.	128,483	844
Hermes Microvision, Inc.	16,000	579
Highwealth Construction Corp.	347,490	400
Hiwin Technologies Corp.	86,962	341
Hon Hai Precision Industry Co. Ltd.	6,179,166	15,113
Hotai Motor Co. Ltd.	98,900	1,136
HTC Corp.	258,220	611
Hua Nan Financial Holdings Co. Ltd.	2,947,026	1,364
Innolux Corp.	3,730,900	1,119
Inotera Memories, Inc.*	1,008,546	846
Inventec Corp.	979,314	637
Largan Precision Co. Ltd.	43,835	2,995
Lite-On Technology Corp.	929,088	890
MediaTek, Inc.	646,334	4,885
Mega Financial Holding Co. Ltd.	4,659,543	2,999
Merida Industry Co. Ltd.	85,900	462
Nan Ya Plastics Corp.	2,058,951	3,798
Novatek Microelectronics Corp.	227,850	885
OBI Pharma, Inc.*	45,000	893
Pegatron Corp.	820,594	1,784
Phison Electronics Corp.	61,608	433
Pou Chen Corp.	980,093	1,277
Powertech Technology, Inc.	256,568	506
President Chain Store Corp.	242,220	1,510
Quanta Computer, Inc.	1,115,576	1,782
Radiant Opto-Electronics Corp.	183,800	417
Realtek Semiconductor Corp.	208,457	494
Ruentex Development Co. Ltd.	385,108	499
Ruentex Industries Ltd.	231,906	431
Shin Kong Financial Holding Co. Ltd.	2,982,458	645
Siliconware Precision Industries Co. Ltd.	953,480	1,468
Simplo Technology Co. Ltd.	133,532	424
SinoPac Financial Holdings Co. Ltd.	4,310,999	1,223
Standard Foods Corp.	142,123	354
Synnex Technology International Corp.	600,086	581
Taishin Financial Holding Co. Ltd.	3,597,117	1,241
Taiwan Business Bank*	1,697,226	421
Taiwan Cement Corp.	1,344,055	1,105
Taiwan Cooperative Financial Holding Co. Ltd.	2,995,917	1,250
Taiwan Fertilizer Co. Ltd.	327,000	425
Taiwan Mobile Co. Ltd.	734,076	2,230
Taiwan Semiconductor Manufacturing Co. Ltd.	10,595,193	45,719
Teco Electric and Machinery Co. Ltd.	892,000	710
Transcend Information, Inc.	89,442	233
Uni-President Enterprises Corp.	2,092,150	3,486
United Microelectronics Corp.	5,074,043	1,862

EQUITY INDEX FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Taiwan - 11.8% continued
Vanguard International Semiconductor Corp.	349,000	$449
Wistron Corp.	1,039,279	585
WPG Holdings Ltd.	687,316	654
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yuanta Financial Holding Co. Ltd.	3,957,814	1,456
Yulon Motor Co. Ltd.	366,257	334
Zhen Ding Technology Holding Ltd.	158,850	365

		178,002

Thailand - 2.0%
Advanced Info Service PCL (Registered)	194,000	820
Advanced Info Service PCL NVDR	250,499	1,050
Airports of Thailand PCL NVDR	187,700	1,798
Bangkok Bank PCL (Registered)	118,000	503
Bangkok Dusit Medical Services PCL NVDR	1,761,300	1,088
Bangkok Expressway PCL NVDR	260,000	327
Banpu PCL (Registered)	233,500	104
Banpu PCL NVDR	317,880	141
BEC World PCL (Registered)	196,500	167
BEC World PCL NVDR	222,607	187
BTS Group Holdings PCL NVDR	2,670,400	675
Bumrungrad Hospital PCL NVDR	156,987	919
Central Pattana PCL NVDR	501,200	650
Charoen Pokphand Foods PCL NVDR	1,408,957	713
CP ALL PCL (Registered)	905,200	987
CP ALL PCL NVDR	967,836	1,050
Delta Electronics Thailand PCL NVDR	217,400	457
Energy Absolute PCL NVDR	505,600	314
Glow Energy PCL (Registered)	87,100	179
Glow Energy PCL NVDR	141,402	288
Home Product Center PCL NVDR	1,722,604	323
Indorama Ventures PCL NVDR	740,647	434
IRPC PCL (Registered)	1,860,900	222
IRPC PCL NVDR	2,732,681	324
Kasikornbank PCL (Registered)	191,500	797
Kasikornbank PCL NVDR	576,997	2,409
Krung Thai Bank PCL (Registered)	699,750	325
Krung Thai Bank PCL NVDR	783,293	362
Minor International PCL NVDR	727,030	726
PTT Exploration & Production PCL (Registered)	242,500	386
PTT Exploration & Production PCL NVDR	314,343	500
PTT Global Chemical PCL (Registered)	189,814	264
PTT Global Chemical PCL NVDR	748,976	1,029
PTT PCL (Registered)	183,500	1,244
PTT PCL NVDR	242,500	1,644
Siam Cement (The) PCL (Registered)	51,000	650
Siam Cement (The) PCL NVDR	135,398	1,721
Siam Commercial Bank (The) PCL (Registered)	232,700	773
Siam Commercial Bank (The) PCL NVDR	411,476	1,358
Thai Oil PCL (Registered)	97,800	179
Thai Oil PCL NVDR	277,095	509
Thai Union Group PCL NVDR	721,200	342
TMB Bank PCL NVDR	5,939,500	397
True Corp. PCL NVDR*	3,456,055	638

		29,973

Turkey - 1.3%
Akbank T.A.S.	955,675	2,195
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	89,563	580
Arcelik A.S.	111,248	533
BIM Birlesik Magazalar A.S.	92,874	1,635
Coca-Cola Icecek A.S.	33,387	425
Dogan Sirketler Grubu Holding A.S.(1) *	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	824,576	735
Enka Insaat ve Sanayi A.S.	249,481	386
Eregli Demir ve Celik Fabrikalari T.A.S.	544,302	567
Ford Otomotiv Sanayi A.S.	31,388	326
Haci Omer Sabanci Holding A.S.	401,852	1,141
Is Gayrimenkul Yatirim Ortakligi A.S.(1)	1	—
KOC Holding A.S.	275,001	1,030
Petkim Petrokimya Holding A.S.*	172,047	271
TAV Havalimanlari Holding A.S.	70,764	441
Tofas Turk Otomobil Fabrikasi A.S.	57,218	372
Tupras Turkiye Petrol Rafinerileri A.S.*	50,393	1,203
Turk Hava Yollari A.O.*	232,152	588
Turk Telekomunikasyon A.S.	192,648	360
Turkcell Iletisim Hizmetleri A.S.	373,808	1,268
Turkiye Garanti Bankasi A.S.	999,028	2,439
Turkiye Halk Bankasi A.S.	274,423	977
Turkiye Is Bankasi, Class C	634,994	1,001
Turkiye Sise ve Cam Fabrikalari A.S.	341,138	373
Turkiye Vakiflar Bankasi T.A.O., Class D	344,866	453
Ulker Biskuvi Sanayi A.S.	61,632	372
Yapi ve Kredi Bankasi A.S.	405,515	457

		20,128

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	837,754	$1,501
Aldar Properties PJSC	1,404,850	882
Arabtec Holding Co. PJSC*	1,015,383	342
DP World Ltd.	68,225	1,382
Dubai Financial Market PJSC	952,297	317
Dubai Islamic Bank PJSC	428,952	717
Emaar Malls Group PJSC*	855,959	641
Emaar Properties PJSC	1,496,837	2,307
Emirates Telecommunications Group Co. PJSC	757,752	3,319
First Gulf Bank PJSC	370,551	1,272
National Bank of Abu Dhabi PJSC	290,382	629

		13,309

Total Common Stocks(4) (Cost $1,405,418)		1,428,733

PREFERRED STOCKS - 3.1%
Brazil - 1.8%
Banco Bradesco S.A.	997,394	4,804
Banco Bradesco S.A. ADR	97,129	467
Braskem S.A., Class A	66,841	454
Centrais Eletricas Brasileiras S.A., Class B*	102,041	263
Cia Brasileira de Distribuicao	68,942	726
Cia Energetica de Minas Gerais	354,847	538
Cia Energetica de Sao Paulo, Class B	82,708	278
Cia Paranaense de Energia, Class B	46,144	273
Gerdau S.A.	371,161	445
Itau Unibanco Holding S.A.	1,315,232	8,594
Itausa - Investimentos Itau S.A.	1,405,221	2,437
Lojas Americanas S.A.	215,792	1,054
Petroleo Brasileiro S.A.*	1,490,295	2,529
Petroleo Brasileiro S.A. ADR*	115,642	393
Suzano Papel e Celulose S.A., Class A	162,100	765
Telefonica Brasil S.A.	169,073	1,527
Telefonica Brasil S.A. ADR	2,865	26
Vale S.A.	836,530	2,145

		27,718

Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	344
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	61
Sociedad Quimica y Minera de Chile S.A., Class B	39,477	750

		1,155

Colombia - 0.2%
Bancolombia S.A.	148,485	999
Bancolombia S.A. ADR	6,452	172
Grupo Aval Acciones y Valores S.A.	1,401,559	464
Grupo de Inversiones Suramericana S.A.	43,160	471

		2,106

Russia - 0.2%
AK Transneft OAO	663	1,755
Surgutneftegas OAO	1,483,737	897
Surgutneftegas OAO ADR	140,161	834

		3,486

South Korea - 0.8%
Amorepacific Corp.	3,623	704
Hyundai Motor Co. Ltd.	9,961	871
Hyundai Motor Co. Ltd. (2nd preferred)	15,832	1,407
LG Chem Ltd.	3,379	708
Samsung Electronics Co. Ltd.	8,891	8,229

		11,919

Total Preferred Stocks(4) (Cost $92,962)		46,384

RIGHTS - 0.0%
Brazil - 0.0%
Banco Bradesco S.A.*	32,672	17
Banco Bradesco S.A.*	11,199	4

		21

Hong Kong - 0.0%
GCL-Poly Energy Holdings Ltd.*	956,135	5

South Korea - 0.0%
BNK Financial Group, Inc.*	19,884	23

Total Rights(4) (Cost $ — )		49

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(5)	15,517,375	15,517

Total Investment Companies (Cost $15,518)		15,517

Total Investments - 98.7% (Cost $1,513,898)		1,490,683

Other Assets less Liabilities - 1.3%		18,995

NET ASSETS - 100.0%		$1,509,678

EQUITY INDEX FUNDS    12     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

(1)	Value rounds to less than one thousand.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	United States Dollar	1,201	Taiwan Dollar	39,369	3/16/16	$(7)

At December 31, 2015, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
FTSE/JSE Top 40 Index (South African Rand)	143	$4,279	Long	3/16	$184
Hang Seng Index (Hong Kong Dollar)	51	7,209	Long	1/16	(55)
mini MSCI Emerging Markets Index (United States Dollar)	264	10,395	Long	3/16	159
MSCI Taiwan Index (United States Dollar)	158	4,810	Long	1/16	(37)
S&P/TSX 60 Index (Canadian Dollar)	11	1,210	Long	3/16	12
SGX CNX Nifty Index (United States Dollar)	176	2,798	Long	1/16	11
SPI 200 Index (Australian Dollar)	6	575	Long	3/16	38

Total					$312

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	8.3
Energy	7.1
Financials	27.9
Health Care	3.0
Industrials	6.9
Information Technology	20.8
Materials	6.0
Telecommunication Services	6.8
Utilities	3.2

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	23.4%
Korean Won	15.5
Taiwan Dollar	12.1
Indian Rupee	8.3
United States Dollar	7.6
South African Rand	6.8
Brazilian Real	5.3
All other currencies less than 5%	21.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	DECEMBER 31, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$1,178	$51,429	$—	$52,607
Chile	403	16,108	—	16,511
China	46,259	267,690	—	313,949
Colombia	421	3,520	—	3,941
Egypt	2,831	—	—	2,831
Hong Kong	863	76,306	—	77,169
India	4,460	124,460	—	128,920
Mexico	66,159	—	—	66,159
Netherlands	5,281	—	—	5,281
Peru	4,889	—	—	4,889
Russia	15,520	31,500	—	47,020
South Korea	449	216,862	—	217,311
All Other Countries(1)	—	492,145	—	492,145

Total Common Stocks	148,713	1,280,020	—	1,428,733

Preferred Stocks
Brazil	887	26,831	—	27,718
Chile	61	1,094	—	1,155
Colombia	172	1,934	—	2,106
Russia	3,487	—	—	3,487
South Korea	—	11,919	—	11,919

Total Preferred Stocks	4,607	41,778	—	46,385

Rights
South Korea	22	—	—	22
All Other Countries(1)	—	26	—	26

Total Rights	22	26	—	48

Investment Companies	15,517	—	—	15,517

Total Investments	$168,859	$1,321,824	$—	$1,490,683

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$404	$—	$—	$404
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7)	—	(7)
Futures Contracts	(92)	—	—	(92)

Total Other Financial Instruments	$312	$(7)	$—	$305

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$50,766	Valuations at official close price with foreign fair value adjustment
Chile	16,108	Valuations at official close price with foreign fair value adjustment
Colombia	3,520	Valuations at official close price with foreign fair value adjustment
Malaysia	1,604	Valuations at official close price with foreign fair value adjustment
Qatar	491	Valuations at official close price with foreign fair value adjustment
Thailand	3,486	Valuations based on a similar asset.
United Arab Emirates	1,382	Valuations at official close price with foreign fair value adjustment

Total	$77,357

Preferred Stocks
Brazil	26,831	Valuations at official close price with foreign fair value adjustment
Chile	1,094	Valuations at official close price with foreign fair value adjustment
Colombia	1,934	Valuations at official close price with foreign fair value adjustment

Total	$29,859

At December 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
China	$1,674	Valuations at official close price
Egypt	2,831	Valuations at official close price
Hong Kong	863	Valuations at official close price

Total	$5,368

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,550,818

Gross tax appreciation of investments	$270,795
Gross tax depreciation of investments	(330,930)

Net tax depreciation of investments	$(60,135)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$16,546	$631,425	$632,454	$2	$15,517

EQUITY INDEX FUNDS    14     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Australia - 5.0%
BGP Holdings PLC(1) *	6,535,576	$—
BWP Trust	601,290	1,377
Charter Hall Retail REIT	404,671	1,221
Cromwell Property Group	1,791,178	1,368
Dexus Property Group	1,209,024	6,556
Goodman Group	2,180,160	9,871
GPT Group (The)	2,233,447	7,720
Investa Office Fund	695,759	2,015
Mirvac Group	4,604,844	6,589
Scentre Group	6,351,237	19,248
Shopping Centres Australasia Property Group	885,632	1,366
Stockland	2,936,441	8,718
Vicinity Centres	4,084,925	8,278
Westfield Corp.	2,401,470	16,521

		90,848

Austria - 0.4%
BUWOG A.G.*	73,420	1,589
CA Immobilien Anlagen A.G.*	90,425	1,649
Conwert Immobilien Invest S.E.*	76,135	1,160
IMMOFINANZ A.G.*	1,126,427	2,563

		6,961

Belgium - 0.4%
Aedifica S.A.	15,355	1,010
Befimmo S.A.	20,681	1,235
Cofinimmo S.A.	25,492	2,723
Intervest Offices & Warehouses N.V.	16,669	441
Leasinvest Real Estate S.C.A.	2,488	251
Warehouses De Pauw - CVA	17,502	1,543
Wereldhave Belgium N.V.	2,743	328

		7,531

Brazil - 0.3%
Aliansce Shopping Centers S.A.	100,941	276
BR Malls Participacoes S.A.	562,118	1,568
BR Properties S.A.	231,172	492
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	328,985	621
Direcional Engenharia S.A.	93,430	83
Even Construtora e Incorporadora S.A.	251,669	261
Ez Tec Empreendimentos e Participacoes S.A.	69,643	223
Gafisa S.A.*	464,658	272
Helbor Empreendimentos S.A.	135,597	54
Iguatemi Empresa de Shopping Centers S.A.	72,903	347
JHSF Participacoes S.A.*	134,916	43
MRV Engenharia e Participacoes S.A.	353,212	773
Multiplan Empreendimentos Imobiliarios S.A.	94,297	902
Rodobens Negocios Imobiliarios S.A.	28,773	32
Sao Carlos Empreendimentos e Participacoes S.A.	20,034	117
Sonae Sierra Brasil S.A.	34,415	141
Tecnisa S.A.	98,731	67

		6,272

Canada - 2.2%
Allied Properties Real Estate Investment Trust	97,667	2,228
Artis Real Estate Investment Trust	166,852	1,544
Boardwalk Real Estate Investment Trust	48,441	1,661
Canadian Apartment Properties REIT	157,566	3,056
Canadian Real Estate Investment Trust	91,030	2,767
Chartwell Retirement Residences	212,562	1,951
Cominar Real Estate Investment Trust	207,645	2,207
Crombie Real Estate Investment Trust	95,768	886
Dream Global Real Estate Investment Trust	114,447	716
Dream Office Real Estate Investment Trust	137,876	1,731
Extendicare, Inc.	107,091	747
First Capital Realty, Inc.	110,583	1,467
Granite Real Estate Investment Trust	57,537	1,578
H&R Real Estate Investment Trust	345,037	5,000
InnVest Real Estate Investment Trust	123,265	457
Killam Properties, Inc.	66,235	503
Northview Apartment Real Estate Investment Trust	47,921	608
Pure Industrial Real Estate Trust	236,499	747
RioCan Real Estate Investment Trust	393,831	6,743
Smart Real Estate Investment Trust	139,387	3,041

		39,638

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Chile - 0.1%
Parque Arauco S.A.	633,676	$998

China - 2.0%
Agile Property Holdings Ltd.	1,725,226	958
Beijing Capital Land Ltd., Class H	1,288,000	585
Beijing North Star Co. Ltd., Class H	899,662	295
China Aoyuan Property Group Ltd.	1,605,000	336
China SCE Property Holdings Ltd.	1,461,000	330
China Vanke Co. Ltd., Class H	1,575,241	4,655
CIFI Holdings Group Co. Ltd.	3,286,882	729
Country Garden Holdings Co. Ltd.	9,108,181	3,708
Dalian Wanda Commercial Properties Co. Ltd., Class H(2)	848,000	4,909
Evergrande Real Estate Group Ltd.	5,239,000	4,579
Fantasia Holdings Group Co. Ltd.	2,086,500	246
Greentown China Holdings Ltd.*	945,500	931
Guangzhou R&F Properties Co. Ltd., Class H	1,186,202	1,449
Hydoo International Holding Ltd.	1,308,000	182
KWG Property Holding Ltd.	1,460,094	1,079
Logan Property Holdings Co. Ltd.	1,294,000	438
Longfor Properties Co. Ltd.	1,838,000	2,726
Powerlong Real Estate Holdings Ltd.	1,614,000	340
Redco Properties Group Ltd.(2)	500,000	367
Renhe Commercial Holdings Co. Ltd.*	19,612,000	909
Shui On Land Ltd.	4,198,277	1,149
Sino-Ocean Land Holdings Ltd.	4,525,328	2,876
SOHO China Ltd.	1,978,256	955
Sunac China Holdings Ltd.	2,211,050	1,694
Yuzhou Properties Co. Ltd.	1,492,000	403

		36,828

Egypt - 0.0%
Emaar Misr for Development S.A.E.*	719,915	252
Six of October Development & Investment*	295,544	357

		609

Finland - 0.2%
Citycon OYJ*	478,574	1,240
Sponda OYJ	294,086	1,243
Technopolis OYJ	115,575	468

		2,951

France - 3.1%
Affine S.A.	9,197	163
ANF Immobilier	8,495	192
Fonciere Des Regions	44,808	4,011
Gecina S.A.	46,687	5,664
ICADE	44,502	2,988
Klepierre	254,920	11,305
Mercialys S.A.	50,932	1,031
Unibail-Rodamco S.E.	122,276	31,004

		56,358

Germany - 2.6%
ADLER Real Estate A.G.*	29,280	452
ADO Properties S.A.(2) *	28,044	810
alstria office REIT-A.G.*	129,162	1,723
Deutsche EuroShop A.G.	58,072	2,552
Deutsche Wohnen A.G. (Bearer)	418,558	11,651
DIC Asset A.G.	42,743	434
Grand City Properties S.A.	113,700	2,660
Hamborner REIT A.G.	73,287	768
LEG Immobilien A.G.*	78,030	6,404
TAG Immobilien A.G.	150,138	1,874
TLG Immobilien A.G.	67,933	1,274
Vonovia S.E.	578,929	17,932

		48,534

Greece - 0.0%
Grivalia Properties REIC A.E.	47,695	382

Hong Kong - 9.0%
C C Land Holdings Ltd.	1,622,000	505
Champion REIT	2,901,846	1,447
Cheung Kong Property Holdings Ltd.	3,500,000	22,579
China Jinmao Holdings Group Ltd.	6,156,000	2,091
China Merchants Land Ltd.	1,504,000	300
China Oceanwide Holdings Ltd.*	5,326,000	713
China Overseas Grand Oceans Group Ltd.	938,000	394
China Overseas Land & Investment Ltd.	4,786,542	16,619
China Resources Land Ltd.	3,366,155	9,709
Far East Consortium International Ltd.	1,123,106	425
Gemdale Properties & Investment Corp. Ltd.*	6,250,000	418
Glorious Property Holdings Ltd.*	3,161,100	366
Hang Lung Properties Ltd.	2,778,452	6,302
Henderson Land Development Co. Ltd.	1,271,484	7,740
Hongkong Land Holdings Ltd.	1,459,118	10,175
Hopson Development Holdings Ltd.*	766,000	758
Hui Xian Real Estate Investment Trust	2,228,215	1,141
Hui Xian Real Estate Investment Trust	265,000	136

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Hong Kong - 9.0% continued
Hysan Development Co. Ltd.	787,045	$3,211
K Wah International Holdings Ltd.	1,396,472	600
Kerry Properties Ltd.	826,099	2,249
Link REIT	2,797,800	16,691
Minmetals Land Ltd.	1,620,000	187
New World China Land Ltd.	3,183,899	2,549
New World Development Co. Ltd.	6,723,683	6,598
Poly Property Group Co. Ltd.	2,246,000	726
Road King Infrastructure Ltd.	323,000	281
Shanghai Industrial Urban Development Group Ltd.*	1,626,000	319
Shenzhen Investment Ltd.	3,624,402	1,684
Shimao Property Holdings Ltd.	1,573,869	2,769
Sino Land Co. Ltd.	3,793,661	5,528
Sinolink Worldwide Holdings Ltd.*	2,404,000	311
Sun Hung Kai Properties Ltd.	2,070,425	24,849
Swire Properties Ltd.	1,463,000	4,205
Wharf Holdings (The) Ltd.	1,694,317	9,352
Yuexiu Property Co. Ltd.	7,701,442	1,322
Yuexiu Real Estate Investment Trust	1,317,000	706

		165,955

India - 0.1%
DLF Ltd.	524,275	910
Oberoi Realty Ltd.	103,990	420
Prestige Estates Projects Ltd.	137,973	403
Unitech Ltd.*	1,793,926	179

		1,912

Indonesia - 0.4%
Agung Podomoro Land Tbk PT*	9,268,196	224
Alam Sutera Realty Tbk PT	14,136,940	347
Bumi Serpong Damai Tbk PT	9,454,500	1,213
Ciputra Development Tbk PT	13,176,845	1,380
Ciputra Surya Tbk PT	1,059,684	171
Intiland Development Tbk PT	6,173,600	218
Kawasan Industri Jababeka Tbk PT	19,804,763	351
Lippo Karawaci Tbk PT	23,573,831	1,762
Pakuwon Jati Tbk PT	28,235,440	1,003
Summarecon Agung Tbk PT	13,285,100	1,573

		8,242

Ireland - 0.1%
Green REIT PLC	811,702	1,404
Hibernia REIT PLC	837,168	1,282

		2,686

Israel - 0.1%
Azrieli Group Ltd.	44,676	1,664

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,299,084	980
Immobiliare Grande Distribuzione SIIQ S.p.A.	361,835	348

		1,328

Japan - 9.4%
Activia Properties, Inc.	608	2,581
Advance Residence Investment Corp.	1,599	3,520
Aeon Mall Co. Ltd.	145,466	2,497
AEON REIT Investment Corp.	1,050	1,245
Daiwa House REIT Investment Corp.	370	1,445
Daiwa House Residential Investment Corp.	799	1,653
Daiwa Office Investment Corp.	331	1,792
Frontier Real Estate Investment Corp.	596	2,392
Fukuoka REIT Corp.	754	1,300
GLP J-REIT	2,778	2,688
Hulic Co. Ltd.	444,940	3,903
Industrial & Infrastructure Fund Investment Corp.	394	1,880
Invincible Investment Corp.	2,831	1,643
Japan Excellent, Inc.	1,339	1,470
Japan Hotel REIT Investment Corp.	3,780	2,794
Japan Logistics Fund, Inc.	1,058	2,051
Japan Prime Realty Investment Corp.	994	3,401
Japan Real Estate Investment Corp.	1,554	7,558
Japan Retail Fund Investment Corp.	3,023	5,805
Kenedix Office Investment Corp.	440	2,060
Mitsubishi Estate Co. Ltd.	1,570,480	32,551
Mitsui Fudosan Co. Ltd.	1,177,562	29,507
Mori Hills REIT Investment Corp.	1,591	2,039
Mori Trust Sogo Reit, Inc.	1,216	2,073
Nippon Accommodations Fund, Inc.	576	2,008
Nippon Building Fund, Inc.	1,684	8,044
Nippon Prologis REIT, Inc.	1,819	3,287
Nomura Real Estate Holdings, Inc.	147,200	2,727
Nomura Real Estate Master Fund, Inc.*	4,401	5,447
NTT Urban Development Corp.	134,400	1,292
Orix JREIT, Inc.	2,907	3,762
Premier Investment Corp.	1,539	1,574
Sumitomo Realty & Development Co. Ltd.	538,425	15,341
Tokyo Tatemono Co. Ltd.	252,500	2,745
Tokyu REIT, Inc.	1,126	1,418
Top REIT, Inc.	210	794

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Japan - 9.4% continued
United Urban Investment Corp.	3,125	$4,239

		172,526

Malaysia - 0.4%
Capitaland Malaysia Mall Trust	1,360,700	437
Eastern & Oriental Bhd.*	963,353	321
Eco World Development Group Bhd.*	926,100	316
IGB Corp. Bhd.	441,700	237
IGB Real Estate Investment Trust	2,009,700	627
IOI Properties Group Bhd.	2,419,200	1,267
KLCCP Stapled Group	553,348	909
KSL Holdings Bhd.	592,120	183
Mah Sing Group Bhd.	1,948,420	657
Pavilion Real Estate Investment Trust	1,074,400	388
SP Setia Bhd. Group	1,095,511	817
UOA Development Bhd.	622,600	299

		6,458

Mexico - 0.6%
Asesor de Activos Prisma S.A.P.I. de C.V.*	532,946	433
Concentradora Fibra Danhos S.A. de C.V.	270,153	558
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	505,500	459
Consorcio ARA S.A.B. de C.V.	856,261	298
Corp. Inmobiliaria Vesta S.A.B. de C.V.	666,300	1,026
Desarrolladora Homex S.A.B. de C.V.*	23,429	6
Fibra Uno Administracion S.A. de C.V.	3,194,909	7,043
Mexico Real Estate Management S.A.de C.V.*	1,004,789	1,282
Urbi Desarrollos Urbanos S.A.B.de C.V.(3) *	776,726	—

		11,105

Netherlands - 0.4%
Eurocommercial Properties N.V. - CVA	57,979	2,499
NSI N.V.	168,540	727
Vastned Retail N.V.	23,363	1,074
Wereldhave N.V.	50,856	2,852

		7,152

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,554,408	1,431

Norway - 0.0%
Entra ASA(2)	75,982	610
Norwegian Property ASA*	311,726	319

		929

Philippines - 0.7%
Ayala Land, Inc.	7,317,351	5,343
DoubleDragon Properties Corp.	712,200	368
Filinvest Land, Inc.	11,716,989	450
Megaworld Corp.	14,293,801	1,287
Robinsons Land Corp.	2,025,275	1,184
SM Prime Holdings, Inc.	9,733,653	4,484
Vista Land & Lifescapes, Inc.	4,865,561	534

		13,650

Singapore - 2.3%
Ascendas India Trust	844,800	519
Ascendas Real Estate Investment Trust	2,463,053	3,945
Ascott Residence Trust	942,200	786
CapitaLand Commercial Trust Ltd.	2,542,914	2,414
CapitaLand Ltd.	3,160,115	7,417
CapitaLand Mall Trust	3,318,115	4,497
CapitaLand Retail China Trust	609,800	640
CDL Hospitality Trusts	772,210	721
First Real Estate Investment Trust	611,473	518
Fortune Real Estate Investment Trust	1,604,920	1,649
Global Logistic Properties Ltd.	3,721,793	5,604
Keppel REIT	2,295,420	1,502
Lippo Malls Indonesia Retail Trust	2,434,900	549
Mapletree Commercial Trust	1,610,300	1,472
Mapletree Greater China Commercial Trust	2,299,400	1,483
Mapletree Industrial Trust	1,524,107	1,633
Mapletree Logistics Trust	1,796,274	1,250
Suntec Real Estate Investment Trust	3,037,691	3,301
UOL Group Ltd.	594,818	2,608
Yanlord Land Group Ltd.	814,500	576

		43,084

South Africa - 0.9%
Arrowhead Properties Ltd., Class A	536,924	293
Arrowhead Properties Ltd., Class B	536,850	291
Attacq Ltd.*	751,835	883
Emira Property Fund Ltd.	540,291	563
Growthpoint Properties Ltd.	3,116,795	4,668
Hyprop Investments Ltd.	300,164	2,005
Redefine Properties Ltd.	5,373,968	3,365
Resilient REIT Ltd.	326,498	2,431
SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,806,682	828
Vukile Property Fund Ltd.	732,289	801

		16,128

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Spain - 0.5%
Hispania Activos Inmobiliarios S.A.*	83,265	$1,179
Inmobiliaria Colonial S.A.*	2,656,956	1,845
Lar Espana Real Estate Socimi S.A.	62,209	637
Merlin Properties Socimi S.A.	402,884	5,028

		8,689

Sweden - 1.0%
Castellum AB	207,154	2,936
Dios Fastigheter AB	56,108	406
Fabege AB	167,188	2,749
Fastighets AB Balder, Class B*	113,282	2,792
Hemfosa Fastigheter AB	95,592	1,056
Hufvudstaden AB, Class A	136,333	1,930
Klovern AB, Class B	471,468	528
Kungsleden AB	223,555	1,588
Pandox AB*	64,480	1,180
Wallenstam AB, Class B	242,938	1,943
Wihlborgs Fastigheter AB	81,214	1,639

		18,747

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	11,701	1,559
Mobimo Holding A.G. (Registered)*	7,568	1,676
PSP Swiss Property A.G. (Registered)*	49,797	4,361
Swiss Prime Site A.G. (Registered)*	79,189	6,184

		13,780

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	247,585	161

Thailand - 0.4%
Amata Corp. PCL (Registered)	141,686	48
Amata Corp. PCL NVDR	475,571	163
AP Thailand PCL (Registered)	441,405	66
AP Thailand PCL NVDR	627,004	93
Central Pattana PCL (Registered)	825,726	1,078
Central Pattana PCL NVDR	893,598	1,159
Land & Houses PCL (Registered)	2,094,184	550
Land & Houses PCL NVDR	2,234,300	585
LPN Development PCL (Registered)	8,475	4
LPN Development PCL NVDR	718,501	318
Property Perfect PCL (Registered)	3,686,802	81
Property Perfect PCL NVDR	4,602,926	101
Pruksa Real Estate PCL NVDR	805,600	591
Quality Houses PCL NVDR	5,323,666	337
Sansiri PCL NVDR	6,842,466	287
SC Asset Corp. PCL (Registered)	747,984	58
SC Asset Corp. PCL NVDR	1,198,624	93
Siam Future Development PCL NVDR	1,253,194	217
Supalai PCL (Registered)	224,356	113
Supalai PCL NVDR	495,200	249
TICON Industrial Connection PCL NVDR	621,005	205
WHA Corp. PCL NVDR*	4,233,400	334

		6,730

Turkey - 0.1%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	54,149	67
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,394,036	2,134
Is Gayrimenkul Yatirim Ortakligi A.S.	405,530	245
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	97

		2,543

United Arab Emirates - 0.3%
Aldar Properties PJSC	3,877,634	2,434
Emaar Malls Group PJSC*	2,647,143	1,982
Emirates REIT CEIC Ltd.	171,371	212
RAK Properties PJSC	1,133,104	168

		4,796

United Kingdom - 5.3%
Assura PLC	1,993,812	1,625
Big Yellow Group PLC	174,765	2,073
British Land (The) Co. PLC	1,273,017	14,653
Capital & Counties Properties PLC	905,309	5,876
Daejan Holdings PLC	6,044	563
Derwent London PLC	124,013	6,700
F&C UK Real Estate Investment Ltd.	278,573	418
Grainger PLC	507,186	1,738
Great Portland Estates PLC	428,748	5,226
Hammerson PLC	975,708	8,623
Hansteen Holdings PLC	883,781	1,499
Helical Bar PLC	117,561	822
Intu Properties PLC	1,168,295	5,460
Land Securities Group PLC	977,444	16,946
LondonMetric Property PLC	717,302	1,732
Primary Health Properties PLC	520,405	833
Redefine International PLC	1,212,421	893
Safestore Holdings PLC	255,998	1,346
Schroder Real Estate Investment Trust Ltd.	643,618	564
Segro PLC	924,091	5,833
Shaftesbury PLC	346,724	4,646
St. Modwen Properties PLC	216,331	1,320

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
United Kingdom - 5.3% continued
Standard Life Investment Property Income Trust Ltd.	470,953	$586
Target Healthcare REIT Ltd.	211,180	336
Tritax Big Box REIT PLC	834,665	1,596
U & I Group PLC	156,624	520
UNITE Group (The) PLC	280,063	2,704
Workspace Group PLC	142,409	2,010

		97,141

United States - 46.9%
Acadia Realty Trust	86,541	2,869
Agree Realty Corp.	22,234	756
Alexander’s, Inc.	2,457	944
Alexandria Real Estate Equities, Inc.	89,753	8,110
American Assets Trust, Inc.	47,504	1,822
American Campus Communities, Inc.	139,815	5,780
American Homes 4 Rent, Class A	184,706	3,077
Apartment Investment & Management Co., Class A	194,276	7,777
Apple Hospitality REIT, Inc.	208,400	4,162
Ashford Hospitality Trust, Inc.	111,616	704
AvalonBay Communities, Inc.	169,947	31,292
BioMed Realty Trust, Inc.	253,320	6,001
Boston Properties, Inc.	190,409	24,285
Brandywine Realty Trust	221,025	3,019
Brixmor Property Group, Inc.	217,770	5,623
Camden Property Trust	107,306	8,237
Care Capital Properties, Inc.	105,249	3,217
CBL & Associates Properties, Inc.	209,302	2,589
Cedar Realty Trust, Inc.	103,518	733
Chatham Lodging Trust	45,137	924
Chesapeake Lodging Trust	72,942	1,835
Columbia Property Trust, Inc.	156,500	3,675
Corporate Office Properties Trust	116,221	2,537
Cousins Properties, Inc.	260,948	2,461
CubeSmart	214,562	6,570
DCT Industrial Trust, Inc.	110,081	4,114
DDR Corp.	379,422	6,390
DiamondRock Hospitality Co.	246,408	2,378
Digital Realty Trust, Inc.	168,009	12,705
Douglas Emmett, Inc.	169,049	5,271
Duke Realty Corp.	428,471	9,006
DuPont Fabros Technology, Inc.	82,927	2,636
EastGroup Properties, Inc.	39,818	2,214
Education Realty Trust, Inc.	68,055	2,578
Empire State Realty Trust, Inc., Class A	115,319	2,084
EPR Properties	74,703	4,366
Equity Commonwealth(1) *	75,000	—
Equity Commonwealth (New York Exchange)*	158,235	4,388
Equity LifeStyle Properties, Inc.	94,921	6,328
Equity One, Inc.	97,922	2,659
Equity Residential	447,364	36,500
Essex Property Trust, Inc.	81,417	19,492
Extra Space Storage, Inc.	144,144	12,715
Federal Realty Investment Trust	86,188	12,592
FelCor Lodging Trust, Inc.	175,812	1,283
First Industrial Realty Trust, Inc.	138,450	3,064
First Potomac Realty Trust	71,046	810
Forest City Enterprises, Inc., Class A*	292,297	6,410
Franklin Street Properties Corp.	107,780	1,116
Gaming and Leisure Properties, Inc.	109,600	3,047
General Growth Properties, Inc.	625,387	17,017
Getty Realty Corp.	31,126	534
Government Properties Income Trust	87,221	1,384
Gramercy Property Trust	521,523	4,026
HCP, Inc.	577,365	22,078
Healthcare Realty Trust, Inc.	125,940	3,567
Healthcare Trust of America, Inc., Class A	158,809	4,283
Hersha Hospitality Trust	47,703	1,038
Highwoods Properties, Inc.	118,718	5,176
Hospitality Properties Trust	188,878	4,939
Host Hotels & Resorts, Inc.	939,006	14,404
Hudson Pacific Properties, Inc.	90,131	2,536
Inland Real Estate Corp.	106,113	1,127
Investors Real Estate Trust	155,497	1,081
Kilroy Realty Corp.	114,573	7,250
Kimco Realty Corp.	510,500	13,508
Kite Realty Group Trust	100,881	2,616
LaSalle Hotel Properties	141,493	3,560
Lexington Realty Trust	290,491	2,324
Liberty Property Trust	183,635	5,702
LTC Properties, Inc.	43,673	1,884
Macerich (The) Co.	196,157	15,828
Mack-Cali Realty Corp.	112,380	2,624
Medical Properties Trust, Inc.	298,600	3,437
Mid-America Apartment Communities, Inc.	93,511	8,492
National Health Investors, Inc.	43,660	2,658
National Retail Properties, Inc.	169,127	6,774
New Senior Investment Group, Inc.	101,900	1,005

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
United States - 46.9% continued
New York REIT, Inc.	200,636	$2,307
Omega Healthcare Investors, Inc.	206,694	7,230
Paramount Group, Inc.	181,296	3,281
Parkway Properties, Inc.	98,238	1,535
Pebblebrook Hotel Trust	88,444	2,478
Pennsylvania Real Estate Investment Trust	81,866	1,790
Physicians Realty Trust	107,101	1,806
Piedmont Office Realty Trust, Inc., Class A	182,685	3,449
Post Properties, Inc.	67,889	4,016
Prologis, Inc.	650,386	27,915
PS Business Parks, Inc.	24,773	2,166
Public Storage	180,027	44,593
QTS Realty Trust, Inc., Class A	47,500	2,143
Ramco-Gershenson Properties Trust	96,261	1,599
Realty Income Corp.	309,817	15,996
Regency Centers Corp.	115,841	7,891
Retail Opportunity Investments Corp.	121,333	2,172
Retail Properties of America, Inc., Class A	295,642	4,367
Rexford Industrial Realty, Inc.	67,100	1,098
RLJ Lodging Trust	157,797	3,413
Rouse Properties, Inc.	44,602	649
Ryman Hospitality Properties, Inc.	61,200	3,160
Sabra Health Care REIT, Inc.	79,540	1,609
Saul Centers, Inc.	16,505	846
Select Income REIT	83,666	1,658
Senior Housing Properties Trust	296,809	4,405
Silver Bay Realty Trust Corp.	42,601	667
Simon Property Group, Inc.	385,821	75,019
SL Green Realty Corp.	123,607	13,965
Sovran Self Storage, Inc.	44,692	4,796
Spirit Realty Capital, Inc.	524,319	5,254
STAG Industrial, Inc.	83,111	1,533
Starwood Waypoint Residential Trust	46,300	1,048
STORE Capital Corp.	79,500	1,844
Summit Hotel Properties, Inc.	102,056	1,220
Sun Communities, Inc.	69,785	4,782
Sunstone Hotel Investors, Inc.	261,671	3,268
Tanger Factory Outlet Centers, Inc.	119,953	3,922
Taubman Centers, Inc.	74,980	5,752
Terreno Realty Corp.	51,900	1,174
Tier REIT, Inc.	58,000	856
TravelCenters of America LLC - (Fractional Shares)(1) *	50,000	—
UDR, Inc.	325,442	12,227
Universal Health Realty Income Trust	16,573	829
Urban Edge Properties	109,756	2,574
Urstadt Biddle Properties, Inc., Class A	32,260	621
Ventas, Inc.	410,796	23,181
VEREIT, Inc.	1,123,968	8,902
Vornado Realty Trust	210,213	21,013
Washington Real Estate Investment Trust	83,644	2,263
Weingarten Realty Investors	139,116	4,811
Welltower, Inc.	435,314	29,614
Winthrop Realty Trust*	39,708	515
WP Carey, Inc.	109,289	6,448
WP Glimcher, Inc.	227,108	2,410
Xenia Hotels & Resorts, Inc.	141,300	2,166

		860,243

Total Common Stocks(4) (Cost $1,507,317)		1,764,990

	PRINCIPAL AMOUNT (000S)(5)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)	$114	$12

Total Convertible Bonds (Cost $18)		12

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Singapore - 0.0%
Ascendas Real Estate Investment Trust*	92,365	$4

Total Rights(4) (Cost $ — )		4

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
F&C Commercial Property Trust Ltd.	641,923	$1,272
MedicX Fund Ltd.	451,939	564
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(6)	40,511,638	40,512
Picton Property Income Ltd.	672,045	700
UK Commercial Property Trust Ltd.	749,380	942

Total Investment Companies (Cost $43,653)		43,990

Total Investments - 98.6% (Cost $1,550,988)		1,808,996

Other Assets less Liabilities - 1.4%		24,805

NET ASSETS - 100.0%		$1,833,801

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Value rounds to less than one thousand.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Principal amount is in USD unless otherwise indicated.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNY Mellon	United States Dollar	800	British Pound	528	3/16/16	$(22)
Citibank	United States Dollar	1,810	Australian Dollar	2,526	3/16/16	24
Citibank	United States Dollar	500	British Pound	339	3/16/16	— *
Citibank	United States Dollar	2,160	British Pound	1,436	3/16/16	(43)
Citibank	United States Dollar	2,120	British Pound	1,400	3/16/16	(56)
Citibank	United States Dollar	1,200	Canadian Dollar	1,648	3/16/16	(8)
Citibank	United States Dollar	900	Euro	827	3/16/16	— *
Citibank	United States Dollar	2,540	Euro	2,319	3/16/16	(15)
Citibank	United States Dollar	3,065	Euro	2,770	3/16/16	(48)
Citibank	United States Dollar	3,660	Hong Kong Dollar	28,354	3/16/16	1
Citibank	United States Dollar	3,260	Japanese Yen	395,723	3/16/16	39
Citibank	United States Dollar	1,100	Japanese Yen	132,004	3/16/16	— *
Citibank	United States Dollar	1,110	Singapore Dollar	1,564	3/16/16	(10)
Goldman Sachs	United States Dollar	960	Australian Dollar	1,321	3/16/16	(1)
JPMorgan Chase	United States Dollar	1,040	Hong Kong Dollar	8,056	3/16/16	— *
JPMorgan Chase	United States Dollar	3,510	Japanese Yen	422,796	3/16/16	15
Morgan Stanley	United States Dollar	1,927	Australian Dollar	2,671	3/16/16	12
Morgan Stanley	United States Dollar	300	Australian Dollar	412	3/16/16	(1)
Morgan Stanley	United States Dollar	500	British Pound	337	3/16/16	(3)
Morgan Stanley	United States Dollar	500	Euro	456	3/16/16	(3)
Morgan Stanley	United States Dollar	890	Euro	811	3/16/16	(7)
Morgan Stanley	United States Dollar	144	Swiss Franc	141	3/16/16	(3)
Societe Generale	United States Dollar	2,983	Hong Kong Dollar	23,114	3/16/16	1
Societe Generale	United States Dollar	790	Hong Kong Dollar	6,120	3/16/16	— *
Societe Generale	United States Dollar	1,060	Japanese Yen	128,465	3/16/16	11
Societe Generale	United States Dollar	299	Singapore Dollar	423	3/16/16	(2)
Societe Generale	United States Dollar	193	Swedish Krona	1,640	3/16/16	1

Total						$(118)

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
DAX Index (Euro)	13	$3,805	Long	3/16	$95
E-Mini S&P Midcap 400 (United States Dollar)	274	38,182	Long	3/16	138
FTSE 100 Index (British Pound)	41	3,746	Long	3/16	124
Hang Seng Index (Hong Kong Dollar)	55	7,774	Long	1/16	(53)
Nikkei 225 (Japanese Yen)	36	2,809	Long	3/16	(11)
SPI 200 Index (Australian Dollar)	80	7,662	Long	3/16	458
Topix Index (Japanese Yen)	19	2,446	Long	3/16	(69)

Total					$682

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	9.9%
Diversified REITs	12.0
Health Care REITs	6.5
Office REITs	10.8
Real Estate Development	7.3
Real Estate Operating Companies	8.6
Residential REITs	9.5
Retail REITs	21.7
Specialized REITs	5.5
Other Industries less than 5%	8.2

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.2%
Hong Kong Dollar	10.9
Japanese Yen	9.8
Euro	8.1
British Pound	5.7
Australian Dollar	5.1
All other currencies less than 5%	11.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Australia	$—	$90,848	$—		$90,848
Canada	39,638	—	—		39,638
Egypt	609	—	—		609
Mexico	11,105	—	—	*	11,105
United States	860,243	—	—		860,243
All Other Countries(1)	—	762,547	—		762,547

Total Common Stocks	911,595	853,395	—	*	1,764,990

Convertible Bonds	—	—	12		12
Rights	—	4	—		4
Investment Companies	40,512	3,478	—		43,990

Total Investments	$952,107	$856,877	$12		$1,808,996

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$104	$—	$104
Futures Contracts	815	—	—	815
Liabilities
Forward Foreign Currency Exchange Contracts	—	(222)	—	(222)
Futures Contracts	(133)	—	—	(133)

Total Other Financial Instruments	$682	$(118)	$—	$564

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to 2 as described below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$6,272	Valuations at official close price with foreign fair value adjustments
Chile	998	Valuations at official close price with foreign fair value adjustments

Total	$7,270

At December 31, 2015, the Fund had transfers from Level 2 to Level 1 as described below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Egypt	$357	Valuations at official close price
Mexico	6	Valuations at official close price

Total	$363

EQUITY INDEX FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stocks
Mexico	$1	$—	$—	$— *	$—	$—	$—	$—	$—	*	$—
Convertible Bonds
Malaysia	13	—	—	(2)	—	—	—	—	12		—

Total	$14	$—	$—	$(2)	$—	$—	$—	$—	$12		$—

*	Amount rounds to less than one thousand.

Securities valued at less than one thousand included in the Balance as of 12/31/15 above used prices provided by the Asset Management PVC. Securities valued at $12 included in the Balance as of 12/31/15 above were valued using evaluated prices provided by a third party provider.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,640,210

Gross tax appreciation of investments	$289,253
Gross tax depreciation of investments	(120,467)

Net tax appreciation of investments	$168,786

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

VALUE,
	BEGINNING		SALES	DIVIDEND	VALUE, END
	OF PERIOD	PURCHASES	PROCEEDS	INCOME	OF PERIOD
AFFILIATE	(000S)	(000S)	(000S)	(000S)	(000S)
Northern Institutional Funds - Diversified Assets Portfolio	$18,172	$309,070	$286,730	$3	$40,512

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1%
Australia - 3.2%
AGL Energy Ltd.	9,660	$126
Amcor Ltd.	17,043	166
AMP Ltd.	43,374	183
APA Group	16,027	101
Asciano Ltd.	8,839	56
Australia & New Zealand Banking Group Ltd.	41,103	830
Bendigo & Adelaide Bank Ltd.	5,988	52
Boral Ltd.	10,710	46
Brambles Ltd.	21,874	183
Caltex Australia Ltd.	3,908	106
Coca-Cola Amatil Ltd.	7,777	52
Commonwealth Bank of Australia	24,274	1,500
Dexus Property Group	14,297	78
Goodman Group	25,345	115
GPT Group (The)	24,105	83
Healthscope Ltd.	25,532	49
Insurance Australia Group Ltd.	33,918	136
LendLease Group	8,143	84
Mirvac Group	56,015	80
National Australia Bank Ltd.	37,532	818
Newcrest Mining Ltd.*	10,732	101
QBE Insurance Group Ltd.	19,731	180
Ramsay Health Care Ltd.	2,118	104
Stockland	34,594	103
Sydney Airport	14,843	68
Transurban Group*	1,477	11
Transurban Group (Athens Stock Exchange)	27,903	212
Vicinity Centres(1) *	1	—
Wesfarmers Ltd.	16,051	483
Westpac Banking Corp.	47,488	1,151
Woodside Petroleum Ltd.	10,784	226

		7,483

Austria - 0.0%
OMV A.G.	2,021	57

Belgium - 0.2%
Colruyt S.A.	1,039	53
Delhaize Group	1,444	141
KBC Groep N.V.	3,586	224
Umicore S.A.	1,477	62

		480

Canada - 3.4%
Agnico Eagle Mines Ltd.	2,980	78
Agrium, Inc.	1,893	169
AltaGas Ltd.	2,227	50
ARC Resources Ltd.	5,010	60
Atco Ltd., Class I	1,041	27
Bank of Montreal	9,207	520
Bank of Nova Scotia (The)	17,410	704
Canadian Imperial Bank of Commerce	5,638	372
Canadian National Railway Co.	11,375	636
Canadian Tire Corp. Ltd., Class A	995	85
Canadian Utilities Ltd., Class A	1,692	39
Cenovus Energy, Inc.	11,963	151
CGI Group, Inc., Class A*	3,212	129
Crescent Point Energy Corp.	7,255	85
Empire Co. Ltd., Class A	2,519	47
Enbridge, Inc.	12,279	408
Encana Corp.	12,013	61
Fortis, Inc.	3,900	105
Franco-Nevada Corp.	2,266	104
Gildan Activewear, Inc.	3,412	97
Jean Coutu Group PJC (The), Inc., Class A	1,000	13
Keyera Corp.	2,452	71
Kinross Gold Corp.*	16,143	29
Loblaw Cos. Ltd.	3,243	153
Magna International, Inc.	5,844	237
MEG Energy Corp.*	1,882	11
Metro, Inc.	3,463	97
Open Text Corp.	1,806	87
Potash Corp. of Saskatchewan, Inc.	11,886	204
PrairieSky Royalty Ltd.	1,900	30
Rogers Communications, Inc., Class B	5,045	174
Royal Bank of Canada	21,268	1,140
Shaw Communications, Inc., Class B	5,795	100
Silver Wheaton Corp.	6,102	76
Suncor Energy, Inc.	20,625	532
Teck Resources Ltd., Class B	7,296	28
TELUS Corp.	2,723	75
Toronto-Dominion Bank (The)	26,536	1,040

		8,024

Denmark - 1.0%
Coloplast A/S, Class B	1,632	132
ISS A/S	2,243	81
Novo Nordisk A/S, Class B	28,005	1,610
Novozymes A/S, Class B	3,349	160
Pandora A/S	1,575	199

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
Denmark - 1.0% continued
Tryg A/S	1,801	$36
Vestas Wind Systems A/S	3,200	223

		2,441

Finland - 0.2%
Neste OYJ	1,743	52
Orion OYJ, Class B	1,451	50
Stora Enso OYJ (Registered)	7,407	67
UPM-Kymmene OYJ	7,397	137
Wartsila OYJ Abp	2,173	98

		404

France - 3.1%
Accor S.A.	2,967	128
Aeroports de Paris	445	52
Air Liquide S.A.	4,915	552
Atos S.E.	1,238	104
AXA S.A.	27,961	764
Bouygues S.A.	2,921	116
Bureau Veritas S.A.	3,903	78
Cap Gemini S.A.	2,387	221
Carrefour S.A.	7,923	228
Casino Guichard Perrachon S.A.	815	37
Christian Dior S.E.	804	137
Cie de Saint-Gobain	6,973	300
CNP Assurances	2,481	33
Danone S.A.	8,427	569
Essilor International S.A.	2,936	366
Eurazeo S.A.	641	44
Gecina S.A.	475	58
ICADE	431	29
Imerys S.A.	483	34
JCDecaux S.A.	1,035	40
Kering	1,081	184
Lagardere S.C.A.	1,570	47
Legrand S.A.	3,842	217
L’Oreal S.A.	3,601	606
Natixis S.A.	12,668	72
Renault S.A.	2,747	275
Rexel S.A.	4,041	54
Schneider Electric S.E.	7,973	454
SES S.A.	4,698	130
Societe BIC S.A.	391	64
Suez Environnement Co.	4,391	82
Technip S.A.	1,568	77
Unibail-Rodamco S.E.	1,410	357
Vinci S.A.	6,841	439
Vivendi S.A.	16,602	357
Wendel S.A.	449	53

		7,358

Germany - 2.8%
adidas A.G.	2,845	277
Allianz S.E. (Registered)	6,211	1,100
Axel Springer S.E.	593	33
BASF S.E.	12,483	954
Bayerische Motoren Werke A.G.	4,528	477
Beiersdorf A.G.	1,371	125
Deutsche Boerse A.G.	2,676	237
Deutsche Lufthansa A.G. (Registered)*	3,204	51
Deutsche Post A.G. (Registered)	13,161	371
Fraport A.G. Frankfurt Airport Services Worldwide	567	36
GEA Group A.G.	2,397	97
HeidelbergCement A.G.	1,896	155
Henkel A.G. & Co. KGaA	1,372	132
K+S A.G. (Registered)	2,611	68
Kabel Deutschland Holding A.G.	302	37
Linde A.G.	2,512	365
MAN S.E.	487	49
Merck KGaA	1,717	167
METRO A.G.	2,487	79
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,264	453
ProSiebenSat.1 Media S.E.	2,990	151
SAP S.E.	13,357	1,064
Telefonica Deutschland Holding A.G.	8,288	44
TUI A.G. - CDI	7,177	127

		6,649

Hong Kong - 0.6%
CLP Holdings Ltd.	27,306	232
Hang Seng Bank Ltd.	10,978	208
Hong Kong & China Gas Co. Ltd.	100,311	196
Hong Kong Exchanges and Clearing Ltd.	16,232	412
Hysan Development Co. Ltd.	8,000	33
Li & Fung Ltd.	90,000	61
MTR Corp. Ltd.	21,319	105
Swire Pacific Ltd., Class A	8,000	89
Swire Properties Ltd.	16,278	47

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
Hong Kong - 0.6% continued
Yue Yuen Industrial Holdings Ltd.	10,000	$34

		1,417

Ireland - 0.2%
CRH PLC	11,758	340
Kerry Group PLC, Class A	2,269	188

		528

Israel - 0.0%
Bank Hapoalim B.M.	15,978	83
Delek Group Ltd.	86	17

		100

Italy - 0.7%
Assicurazioni Generali S.p.A.	16,699	305
Atlantia S.p.A.	5,792	153
Enel Green Power S.p.A.	24,426	50
EXOR S.p.A.	1,313	59
Intesa Sanpaolo S.p.A.	181,337	604
Intesa Sanpaolo S.p.A. (RSP)	12,392	38
Snam S.p.A.	29,622	155
Tenaris S.A.	6,848	82
Terna Rete Elettrica Nazionale S.p.A.	21,371	110

		1,556

Japan - 8.3%
Aeon Co. Ltd.	8,900	137
AEON Financial Service Co. Ltd.	1,290	29
Aeon Mall Co. Ltd.	1,680	29
Aisin Seiki Co. Ltd.	2,700	116
Ajinomoto Co., Inc.	8,000	189
Alfresa Holdings Corp.	2,400	47
Amada Holdings Co. Ltd.	5,000	48
ANA Holdings, Inc.	16,000	46
Asahi Glass Co. Ltd.	13,000	74
Asahi Kasei Corp.	17,000	115
Asics Corp.	2,200	46
Astellas Pharma, Inc.	28,900	411
Benesse Holdings, Inc.	900	26
Casio Computer Co. Ltd.	2,800	65
Central Japan Railway Co.	1,900	337
Chugai Pharmaceutical Co. Ltd.	3,010	105
Citizen Holdings Co. Ltd.	3,900	28
Dai Nippon Printing Co. Ltd.	7,000	69
Daicel Corp.	3,700	55
Daikin Industries Ltd.	3,200	233
Daiwa House Industry Co. Ltd.	8,300	238
Denso Corp.	6,600	315
Dentsu, Inc.	3,000	164
East Japan Railway Co.	4,500	423
Eisai Co. Ltd.	3,505	232
Fast Retailing Co. Ltd.	700	245
Fuji Heavy Industries Ltd.	8,008	329
Fujitsu Ltd.	25,000	124
Hino Motors Ltd.	3,500	40
Hitachi Chemical Co. Ltd.	1,517	24
Hitachi Construction Machinery Co. Ltd.	1,300	20
Hitachi High-Technologies Corp.	943	26
Hitachi Metals Ltd.	3,000	37
Hokuhoku Financial Group, Inc.	16,000	33
Honda Motor Co. Ltd.	22,200	711
Hulic Co. Ltd.	3,900	34
Inpex Corp.	13,500	133
Itochu Techno-Solutions Corp.	600	12
Japan Airlines Co. Ltd.	1,700	61
JFE Holdings, Inc.	6,700	105
Kajima Corp.	12,000	71
Kaneka Corp.	4,000	42
Kansai Paint Co. Ltd.	3,000	45
Kao Corp.	6,800	349
Kawasaki Heavy Industries Ltd.	19,000	70
KDDI Corp.	23,600	611
Keio Corp.	8,000	69
Keyence Corp.	600	329
Kikkoman Corp.	2,000	69
Kobe Steel Ltd.	41,551	45
Komatsu Ltd.	12,400	202
Konica Minolta, Inc.	5,900	59
Kubota Corp.	15,000	231
Kuraray Co. Ltd.	4,600	56
Kurita Water Industries Ltd.	1,500	31
Kyocera Corp.	4,400	204
Kyowa Hakko Kirin Co. Ltd.	3,000	47
Lawson, Inc.	900	73
Marui Group Co. Ltd.	3,300	54
Mazda Motor Corp.	7,100	146
McDonald’s Holdings Co. Japan Ltd.	800	17
Miraca Holdings, Inc.	800	35
Mitsubishi Corp.	18,200	302
Mitsubishi Electric Corp.	26,000	273
Mitsubishi Materials Corp.	15,000	47

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
Japan - 8.3% continued
Mitsubishi Motors Corp.	8,591	$73
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,730	40
Mitsui Chemicals, Inc.	11,000	49
Mitsui Fudosan Co. Ltd.	13,000	326
Mitsui OSK Lines Ltd.	16,000	40
Mizuho Financial Group, Inc.	319,073	637
Murata Manufacturing Co. Ltd.	2,715	390
Nabtesco Corp.	1,600	33
NEC Corp.	36,000	114
NGK Insulators Ltd.	4,000	90
NGK Spark Plug Co. Ltd.	2,400	63
Nikon Corp.	4,800	64
Nippon Paint Holdings Co. Ltd.	2,000	48
Nippon Steel & Sumitomo Metal Corp.	10,352	205
Nippon Telegraph & Telephone Corp.	10,200	405
Nippon Yusen K.K.	21,000	51
Nissan Motor Co. Ltd.	33,800	354
Nissin Foods Holdings Co. Ltd.	900	48
Nitto Denko Corp.	2,300	168
Nomura Real Estate Holdings, Inc.	1,600	30
Nomura Research Institute Ltd.	1,702	65
NSK Ltd.	6,100	66
NTT Data Corp.	1,700	82
NTT DOCOMO, Inc.	19,400	398
Obayashi Corp.	9,000	83
Omron Corp.	2,600	87
Oriental Land Co. Ltd.	2,800	169
Osaka Gas Co. Ltd.	25,000	90
Panasonic Corp.	30,100	305
Resona Holdings, Inc.	29,400	143
Ricoh Co. Ltd.	9,600	99
Rinnai Corp.	500	44
Santen Pharmaceutical Co. Ltd.	5,200	86
Secom Co. Ltd.	2,900	196
Sekisui Chemical Co. Ltd.	5,600	73
Sekisui House Ltd.	8,200	138
Seven & i Holdings Co. Ltd.	10,200	465
Shimadzu Corp.	3,000	50
Shimizu Corp.	8,000	65
Shin-Etsu Chemical Co. Ltd.	5,600	304
Sompo Japan Nipponkoa Holdings, Inc.	4,600	150
Sony Corp.	17,200	421
Stanley Electric Co. Ltd.	2,033	45
Sumitomo Chemical Co. Ltd.	20,000	115
Sumitomo Corp.	15,200	155
Sumitomo Dainippon Pharma Co. Ltd.	1,935	23
Sumitomo Electric Industries Ltd.	10,000	141
Sumitomo Heavy Industries Ltd.	8,000	36
Sumitomo Metal Mining Co. Ltd.	7,000	85
Sumitomo Mitsui Financial Group, Inc.	17,200	649
Sumitomo Mitsui Trust Holdings, Inc.	44,000	166
Sumitomo Rubber Industries Ltd.	2,500	33
Suntory Beverage & Food Ltd.	1,900	83
Suzuken Co. Ltd.	1,038	40
Sysmex Corp.	1,942	124
T&D Holdings, Inc.	8,100	106
Takashimaya Co. Ltd.	4,000	36
Takeda Pharmaceutical Co. Ltd.	10,700	533
TDK Corp.	1,700	109
Teijin Ltd.	13,000	44
Toho Co. Ltd.	1,500	42
Toho Gas Co. Ltd.	5,000	32
Tokyo Electron Ltd.	2,400	144
Tokyo Gas Co. Ltd.	32,000	150
Tokyu Corp.	15,000	119
Toppan Printing Co. Ltd.	7,000	64
Toray Industries, Inc.	20,000	186
TOTO Ltd.	2,000	70
Toyo Seikan Group Holdings Ltd.	2,300	43
Toyo Suisan Kaisha Ltd.	1,300	45
Toyoda Gosei Co. Ltd.	700	16
Toyota Industries Corp.	2,300	123
Toyota Tsusho Corp.	2,900	68
USS Co. Ltd.	3,100	47
Yakult Honsha Co. Ltd.	1,200	59
Yamada Denki Co. Ltd.	10,260	44
Yamaha Corp.	2,200	53
Yamaha Motor Co. Ltd.	3,500	78
Yaskawa Electric Corp.	3,000	41
Yokogawa Electric Corp.	3,100	37

		19,779

Netherlands - 1.3%
Aegon N.V.	26,252	148
Akzo Nobel N.V.	3,535	236
ASML Holding N.V.	4,952	441
Chicago Bridge & Iron Co. N.V.	1,300	51
Core Laboratories N.V.	589	64
Gemalto N.V.	1,090	65

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
Netherlands - 1.3% continued
ING Groep N.V. - CVA	55,314	$745
Koninklijke Ahold N.V.	12,006	253
Koninklijke DSM N.V.	2,663	133
Koninklijke KPN N.V.	45,829	173
Koninklijke Philips N.V.	13,603	346
Koninklijke Vopak N.V.	955	41
NN Group N.V.	3,515	124
QIAGEN N.V.*	2,919	79
Wolters Kluwer N.V.	4,242	142

		3,041

New Zealand - 0.1%
Auckland International Airport Ltd.	14,248	56
Fletcher Building Ltd.	9,446	47
Meridian Energy Ltd.	16,759	28
Mighty River Power Ltd.	9,087	17
Ryman Healthcare Ltd.	5,543	32

		180

Norway - 0.3%
DNB ASA	13,947	172
Norsk Hydro ASA	20,224	75
Orkla ASA	11,738	93
Statoil ASA	15,932	223
Telenor ASA	10,782	179

		742

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	29,034	1
EDP - Energias de Portugal S.A.	34,223	123
Galp Energia SGPS S.A.	5,441	63
Jeronimo Martins SGPS S.A.	3,553	46

		233

Singapore - 0.4%
Ascendas Real Estate Investment Trust	29,300	47
CapitaLand Ltd.	38,000	89
CapitaLand Mall Trust	33,300	45
City Developments Ltd.	5,000	27
DBS Group Holdings Ltd.	25,200	295
Jardine Cycle & Carriage Ltd.	1,844	45
Keppel Corp. Ltd.	21,100	96
Singapore Airlines Ltd.	7,100	56
Singapore Press Holdings Ltd.	22,300	62
Singapore Telecommunications Ltd.	114,000	294

		1,056

South Africa - 0.1%
Investec PLC	7,645	54
Mondi PLC	5,294	103

		157

Spain - 1.2%
Abertis Infraestructuras S.A.	7,221	113
Amadeus IT Holding S.A., Class A	6,271	276
Banco Bilbao Vizcaya Argentaria S.A.	91,115	664
CaixaBank S.A.	37,550	131
Distribuidora Internacional de Alimentacion S.A.*	8,505	50
Enagas S.A.	2,962	83
Ferrovial S.A.	6,446	145
Iberdrola S.A.	77,006	546
Industria de Diseno Textil S.A.	15,595	535
Red Electrica Corp. S.A.	1,580	132
Repsol S.A.	15,032	164

		2,839

Sweden - 1.6%
Alfa Laval AB	4,392	80
Assa Abloy AB, Class B	14,334	300
Atlas Copco AB, Class A	9,621	234
Atlas Copco AB, Class B	5,455	125
Autoliv, Inc.	1,313	164
Boliden AB	4,023	67
Electrolux AB, Class B	3,412	82
Hennes & Mauritz AB, Class B	13,564	483
Husqvarna AB, Class B	5,474	36
ICA Gruppen AB	967	35
Industrivarden AB, Class C	2,202	38
Investment AB Kinnevik, Class B	3,420	105
Nordea Bank AB	43,428	474
Sandvik AB	15,373	133
Skandinaviska Enskilda Banken AB, Class A	22,083	231
Skanska AB, Class B	5,453	105
SKF AB, Class B	5,436	88
Svenska Cellulosa AB S.C.A., Class B	8,452	245
Swedbank AB, Class A	12,952	284
TeliaSonera AB	37,172	185
Volvo AB, Class B	22,006	203

		3,697

Switzerland - 4.0%
ACE Ltd.	4,576	535
Actelion Ltd. (Registered)*	1,493	205

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
Switzerland - 4.0% continued
Aryzta A.G.*	1,217	$62
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	15	93
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	1	74
Coca-Cola HBC A.G. - CDI	2,760	59
Geberit A.G. (Registered)	539	181
Givaudan S.A. (Registered)*	133	239
Kuehne + Nagel International A.G. (Registered)	791	109
LafargeHolcim Ltd. (Registered)	3,644	183
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	122
Lonza Group A.G. (Registered)*	779	127
Novartis A.G. (Registered)	32,515	2,779
Roche Holding A.G. (Genusschein)	10,039	2,767
SGS S.A. (Registered)	79	151
Sulzer A.G. (Registered)	196	18
Swiss Re A.G.	5,030	489
Swisscom A.G. (Registered)	361	180
TE Connectivity Ltd.	5,700	368
Weatherford International PLC*	11,097	93
Wolseley PLC	3,754	204
Zurich Insurance Group A.G.*	2,148	548

		9,586

United Kingdom - 8.2%
3i Group PLC	13,302	94
Aberdeen Asset Management PLC	12,116	52
Aggreko PLC	3,564	48
Amec Foster Wheeler PLC	5,348	34
Associated British Foods PLC	5,096	251
Aviva PLC	57,786	437
Barratt Developments PLC	14,256	131
BG Group PLC	48,796	708
British Land (The) Co. PLC	14,002	161
BT Group PLC	119,649	827
Bunzl PLC	4,692	130
Burberry Group PLC	6,394	112
Capita PLC	9,484	169
CNH Industrial N.V.	13,796	94
Croda International PLC	2,016	90
Delphi Automotive PLC	4,033	346
easyJet PLC	2,120	54
Ensco PLC, Class A	3,711	57
GKN PLC	23,450	106
GlaxoSmithKline PLC	69,535	1,404
Hammerson PLC	11,747	104
HSBC Holdings PLC	279,519	2,206
InterContinental Hotels Group PLC	3,445	134
Intertek Group PLC	2,326	95
Intu Properties PLC	13,304	62
ITV PLC	54,794	223
J Sainsbury PLC	19,244	73
Johnson Matthey PLC	2,872	111
Kingfisher PLC	32,988	160
Land Securities Group PLC	11,405	198
Legal & General Group PLC	84,932	335
Liberty Global PLC, Class A*	3,486	148
Liberty Global PLC, Series C*	8,710	355
London Stock Exchange Group PLC	4,486	181
Marks & Spencer Group PLC	23,530	156
Meggitt PLC	11,769	65
Michael Kors Holdings Ltd.*	2,836	114
National Grid PLC	53,513	736
Next PLC	2,078	223
Old Mutual PLC	68,932	181
Pearson PLC	11,589	125
Pentair PLC	2,569	127
Petrofac Ltd.	3,494	41
Prudential PLC	36,739	822
Reckitt Benckiser Group PLC	9,142	841
RELX N.V.	14,442	243
RELX PLC	6,480	114
RELX PLC (London Exchange)	9,493	166
Rexam PLC	9,603	85
RSA Insurance Group PLC	15,032	94
Schroders PLC	1,675	73
Segro PLC	10,252	65
Smiths Group PLC	5,916	82
Sports Direct International PLC*	3,982	34
SSE PLC	14,202	318
Standard Chartered PLC	46,771	388
Standard Life PLC	28,182	162
Tate & Lyle PLC	6,370	56
Taylor Wimpey PLC	46,571	139
Tesco PLC*	116,384	256
Travis Perkins PLC	3,687	107
Unilever N.V. - CVA	23,284	1,009
Unilever PLC	18,336	785

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
United Kingdom - 8.2% continued
United Utilities Group PLC	9,973	$137
Vodafone Group PLC	379,305	1,227
Whitbread PLC	2,604	168
William Hill PLC	13,304	78
Willis Group Holdings PLC	2,367	115
Wm Morrison Supermarkets PLC	32,624	71
WPP PLC	18,520	426

		19,519

United States - 55.1%
3M Co.	8,929	1,345
Accenture PLC, Class A	8,947	935
Adobe Systems, Inc.*	7,072	664
ADT (The) Corp.	2,300	76
Aflac, Inc.	6,126	367
AGCO Corp.	1,036	47
Agilent Technologies, Inc.	4,616	193
Air Products & Chemicals, Inc.	2,950	384
Albemarle Corp.	1,600	90
Alexion Pharmaceuticals, Inc.*	3,189	608
Alliant Energy Corp.	1,552	97
Ally Financial, Inc.*	6,200	116
Alphabet, Inc., Class A*	4,187	3,258
Alphabet, Inc., Class C*	4,428	3,360
American Express Co.	12,868	895
American Tower Corp.	6,028	584
American Water Works Co., Inc.	2,505	150
Ameriprise Financial, Inc.	2,526	269
AmerisourceBergen Corp.	2,894	300
AMETEK, Inc.	3,502	188
Amgen, Inc.	10,825	1,757
Analog Devices, Inc.	4,534	251
Annaly Capital Management, Inc.	13,965	131
ANSYS, Inc.*	1,305	121
Antero Resources Corp.*	1,315	29
Anthem, Inc.	3,700	516
Apache Corp.	5,456	243
Applied Materials, Inc.	17,153	320
Arthur J Gallagher & Co.	2,500	102
Autodesk, Inc.*	3,315	202
Automatic Data Processing, Inc.	6,700	568
AutoZone, Inc.*	405	301
AvalonBay Communities, Inc.	1,869	344
Avery Dennison Corp.	1,238	78
Axis Capital Holdings Ltd.	1,547	87
Baker Hughes, Inc.	6,213	287
Ball Corp.	1,897	138
Bank of New York Mellon (The) Corp.	15,798	651
BB&T Corp.	11,162	422
Becton Dickinson and Co.	3,022	466
Bed Bath & Beyond, Inc.*	2,450	118
Berkshire Hathaway, Inc., Class B*	16,976	2,242
Best Buy Co., Inc.	4,473	136
Biogen, Inc.*	3,331	1,020
BioMarin Pharmaceutical, Inc.*	2,256	236
BlackRock, Inc.	1,752	597
BorgWarner, Inc.	3,244	140
Boston Properties, Inc.	2,180	278
Bristol-Myers Squibb Co.	23,857	1,641
Brixmor Property Group, Inc.	2,400	62
Bunge Ltd.	2,035	139
C.H. Robinson Worldwide, Inc.	1,970	122
CA, Inc.	4,828	138
Camden Property Trust	1,200	92
Cameron International Corp.*	2,800	177
Campbell Soup Co.	2,737	144
Cardinal Health, Inc.	4,645	415
CarMax, Inc.*	3,009	162
Caterpillar, Inc.	8,167	555
CBRE Group, Inc., Class A*	4,326	150
Celanese Corp., Series A	2,133	144
Celgene Corp.*	11,300	1,353
Centene Corp.*	1,700	112
CenterPoint Energy, Inc.	6,013	110
CenturyLink, Inc.	8,059	203
Cerner Corp.*	4,404	265
Charles Schwab (The) Corp.	16,941	558
Charter Communications, Inc., Class A*	1,262	231
Cheniere Energy, Inc.*	3,231	120
Chubb (The) Corp.	3,283	435
Cigna Corp.	3,678	538
Cimarex Energy Co.	1,306	117
Cisco Systems, Inc.	72,669	1,973
CIT Group, Inc.	2,400	95
Citrix Systems, Inc.*	2,300	174
Clorox (The) Co.	1,810	230
CME Group, Inc.	4,572	414
CMS Energy Corp.	3,849	139
Coca-Cola Enterprises, Inc.	3,000	148

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
United States - 55.1% continued
Cognizant Technology Solutions Corp., Class A*	8,755	$526
Colgate-Palmolive Co.	12,212	814
Columbia Pipeline Group, Inc.	5,565	111
Comerica, Inc.	2,552	107
ConAgra Foods, Inc.	6,136	259
Concho Resources, Inc.*	1,812	168
ConocoPhillips	17,600	822
Consolidated Edison, Inc.	4,252	273
Continental Resources, Inc.*	1,314	30
Corning, Inc.	17,462	319
Crown Castle International Corp.	4,754	411
CSX Corp.	14,027	364
Cummins, Inc.	2,417	213
Danaher Corp.	8,743	812
Darden Restaurants, Inc.	1,651	105
Deere & Co.	4,407	336
Delta Air Lines, Inc.	2,900	147
DENTSPLY International, Inc.	2,066	126
Devon Energy Corp.	5,636	180
Digital Realty Trust, Inc.	1,928	146
Discover Financial Services	6,261	336
Discovery Communications, Inc., Class A*	1,992	53
Discovery Communications, Inc., Class C*	4,090	103
Dover Corp.	2,312	142
Dr. Pepper Snapple Group, Inc.	2,762	257
Duke Energy Corp.	9,797	699
Duke Realty Corp.	4,753	100
Dun & Bradstreet (The) Corp.	523	54
Eastman Chemical Co.	2,120	143
Eaton Corp. PLC	6,721	350
Eaton Vance Corp.	1,600	52
Ecolab, Inc.	3,755	430
Edgewell Personal Care Co.	898	70
Edison International	4,700	278
Edwards Lifesciences Corp.*	3,034	240
EMC Corp.	27,508	706
Energen Corp.	1,085	45
Envision Healthcare Holdings, Inc.*	2,800	73
EOG Resources, Inc.	7,863	557
EQT Corp.	2,248	117
Equifax, Inc.	1,670	186
Equinix, Inc.	801	242
Equity Residential	5,218	426
Estee Lauder (The) Cos., Inc., Class A	3,219	283
Eversource Energy	4,572	234
Expeditors International of Washington, Inc.	2,788	126
Fastenal Co.	4,015	164
Federal Realty Investment Trust	1,050	153
FireEye, Inc.*	2,000	42
FleetCor Technologies, Inc.*	1,148	164
Flextronics International Ltd.*	7,918	89
Flowserve Corp.	1,800	76
Fluor Corp.	2,031	96
FMC Technologies, Inc.*	3,324	96
Ford Motor Co.	52,861	745
Franklin Resources, Inc.	5,753	212
GameStop Corp., Class A	1,377	39
Gap (The), Inc.	3,387	84
Gartner, Inc.*	1,200	109
General Mills, Inc.	8,520	491
Gilead Sciences, Inc.	20,970	2,122
Hanesbrands, Inc.	5,800	171
Harley-Davidson, Inc.	3,001	136
Hartford Financial Services Group (The), Inc.	5,886	256
Hasbro, Inc.	1,600	108
HCP, Inc.	6,610	253
Henry Schein, Inc.*	1,187	188
Hertz Global Holdings, Inc.*	5,864	83
Hess Corp.	3,749	182
Hilton Worldwide Holdings, Inc.	7,200	154
Hologic, Inc.*	3,441	133
Hormel Foods Corp.	2,025	160
Host Hotels & Resorts, Inc.	10,744	165
HP, Inc.	25,787	305
Humana, Inc.	2,140	382
IHS, Inc., Class A*	989	117
Illinois Tool Works, Inc.	4,727	438
Ingersoll-Rand PLC	3,775	209
Intel Corp.	67,985	2,342
Intercontinental Exchange, Inc.	1,733	444
International Business Machines Corp.	13,265	1,826
International Flavors & Fragrances, Inc.	1,150	138
International Paper Co.	5,650	213
Intuit, Inc.	3,780	365
Invesco Ltd.	6,273	210
Ionis Pharmaceuticals, Inc.*	1,800	111
Iron Mountain, Inc.	2,936	79

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
United States - 55.1% continued
Jacobs Engineering Group, Inc.*	1,792	$75
JM Smucker (The) Co.	1,621	200
Johnson & Johnson	39,550	4,063
Johnson Controls, Inc.	9,378	370
Jones Lang LaSalle, Inc.	700	112
Kansas City Southern	1,600	119
Kellogg Co.	3,745	271
Keurig Green Mountain, Inc.	1,613	145
KeyCorp	12,243	162
Kimberly-Clark Corp.	5,248	668
Kinder Morgan, Inc.	26,600	397
Kohl’s Corp.	2,733	130
Kraft Heinz (The) Co.	8,689	632
Kroger (The) Co.	13,274	555
Laboratory Corp. of America Holdings*	1,497	185
Lam Research Corp.	2,257	179
Legg Mason, Inc.	1,359	53
Level 3 Communications, Inc.*	4,369	238
Liberty Property Trust	2,000	62
LKQ Corp.*	4,417	131
Loews Corp.	4,300	165
Lowe’s Cos., Inc.	13,205	1,004
LyondellBasell Industries N.V., Class A	5,647	491
M&T Bank Corp.	2,046	248
Macerich (The) Co.	1,907	154
ManpowerGroup, Inc.	1,083	91
Marathon Oil Corp.	10,021	126
Marathon Petroleum Corp.	7,640	396
Marriott International, Inc., Class A	3,031	203
Marsh & McLennan Cos., Inc.	7,560	419
Marvell Technology Group Ltd.	5,600	49
Masco Corp.	4,900	139
MasterCard, Inc., Class A	14,300	1,392
Mattel, Inc.	5,045	137
McCormick & Co., Inc. (Non Voting)	1,688	144
McDonald’s Corp.	13,499	1,595
Mead Johnson Nutrition Co.	2,864	226
Merck & Co., Inc.	40,221	2,124
Mettler-Toledo International, Inc.	446	151
MGM Resorts International*	6,385	145
Microchip Technology, Inc.	2,980	139
Mohawk Industries, Inc.*	903	171
Mondelez International, Inc., Class A	23,046	1,033
Mosaic (The) Co.	4,668	129
Motorola Solutions, Inc.	2,250	154
Nasdaq, Inc.	1,780	104
National Oilwell Varco, Inc.	5,453	183
Netflix, Inc.*	5,741	657
NetSuite, Inc.*	600	51
New York Community Bancorp, Inc.	6,936	113
Newell Rubbermaid, Inc.	3,832	169
NextEra Energy, Inc.	6,428	668
NIKE, Inc., Class B	19,418	1,214
Noble Energy, Inc.	6,228	205
Nordstrom, Inc.	2,095	104
Norfolk Southern Corp.	4,350	368
Northern Trust Corp.(2)	2,780	200
Nucor Corp.	4,548	183
NVIDIA Corp.	7,716	254
Occidental Petroleum Corp.	10,941	740
Oceaneering International, Inc.	1,378	52
ONEOK, Inc.	2,807	69
Oracle Corp.	49,564	1,811
PACCAR, Inc.	5,081	241
Parker-Hannifin Corp.	1,999	194
PartnerRe Ltd.	664	93
Patterson Cos., Inc.	1,145	52
Paychex, Inc.	4,600	243
People’s United Financial, Inc.	4,172	67
Pepco Holdings, Inc.	3,452	90
PepsiCo, Inc.	21,010	2,099
Phillips 66	7,656	626
Pinnacle West Capital Corp.	1,646	106
Pioneer Natural Resources Co.	2,088	262
Plum Creek Timber Co., Inc.	2,452	117
PNC Financial Services Group (The), Inc.	7,324	698
PPG Industries, Inc.	3,900	385
Praxair, Inc.	4,133	423
Precision Castparts Corp.	1,983	460
Principal Financial Group, Inc.	4,252	191
Procter & Gamble (The) Co.	38,737	3,076
Progressive (The) Corp.	8,350	266
Prologis, Inc.	7,522	323
Prudential Financial, Inc.	6,497	529
Public Service Enterprise Group, Inc.	7,265	281
PVH Corp.	1,175	87
QUALCOMM, Inc.	22,400	1,120
Quanta Services, Inc.*	2,675	54

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.1% continued
United States - 55.1% continued
Quintiles Transnational Holdings, Inc.*	1,300	$89
Range Resources Corp.	2,300	57
Raymond James Financial, Inc.	1,904	110
Realogy Holdings Corp.*	2,100	77
Regency Centers Corp.	1,300	89
RenaissanceRe Holdings Ltd.	645	73
ResMed, Inc.	1,981	106
Robert Half International, Inc.	2,000	94
Rockwell Automation, Inc.	1,883	193
Rockwell Collins, Inc.	1,878	173
Roper Technologies, Inc.	1,445	274
Ross Stores, Inc.	5,904	318
Royal Caribbean Cruises Ltd.	2,529	256
salesforce.com, Inc.*	8,909	698
SanDisk Corp.	2,900	220
Scripps Networks Interactive, Inc., Class A	1,033	57
Seagate Technology PLC	4,269	157
Sealed Air Corp.	2,967	132
SEI Investments Co.	2,067	108
Sempra Energy	3,349	315
Sherwin-Williams (The) Co.	1,143	297
Signet Jewelers Ltd.	1,100	136
Simon Property Group, Inc.	4,470	869
Skyworks Solutions, Inc.	2,700	207
SL Green Realty Corp.	1,400	158
Snap-on, Inc.	900	154
Southwest Airlines Co.	2,403	103
Southwestern Energy Co.*	5,208	37
Spectra Energy Corp.	9,576	229
Sprint Corp.*	10,733	39
Staples, Inc.	8,697	82
Starbucks Corp.	21,170	1,271
Starwood Hotels & Resorts Worldwide, Inc.	2,391	166
State Street Corp.	5,800	385
Symantec Corp.	9,718	204
Sysco Corp.	8,536	350
T Rowe Price Group, Inc.	3,643	260
TD Ameritrade Holding Corp.	3,913	136
Teradata Corp.*	1,900	50
Tesla Motors, Inc.*	1,354	325
Tesoro Corp.	1,748	184
Texas Instruments, Inc.	14,693	805
Thermo Fisher Scientific, Inc.	5,667	804
Tiffany & Co.	1,826	139
Time Warner Cable, Inc.	4,077	757
Time Warner, Inc.	11,609	751
Tractor Supply Co.	1,981	169
Travelers (The) Cos., Inc.	4,404	497
Trimble Navigation Ltd.*	3,537	76
Tyco International PLC	5,980	191
UDR, Inc.	3,825	144
Ulta Salon Cosmetics & Fragrance, Inc.*	898	166
Under Armour, Inc., Class A*	2,515	203
Union Pacific Corp.	12,424	972
United Parcel Service, Inc., Class B	9,957	958
United Rentals, Inc.*	1,353	98
US Bancorp	25,216	1,076
Valero Energy Corp.	7,100	502
Varian Medical Systems, Inc.*	1,440	116
Ventas, Inc.	4,728	267
Verizon Communications, Inc.	58,083	2,685
Vertex Pharmaceuticals, Inc.*	3,459	435
VF Corp.	4,905	305
Vornado Realty Trust	2,475	247
Voya Financial, Inc.	3,200	118
Walt Disney (The) Co.	22,900	2,406
Waste Management, Inc.	6,487	346
Waters Corp.*	1,194	161
WEC Energy Group, Inc.	4,522	232
Welltower, Inc.	5,029	342
Western Union (The) Co.	7,200	129
WestRock Co.	3,699	169
Weyerhaeuser Co.	7,375	221
Whirlpool Corp.	1,176	173
WhiteWave Foods (The) Co.*	2,500	97
Whiting Petroleum Corp.*	2,691	25
Whole Foods Market, Inc.	5,071	170
Williams (The) Cos., Inc.	10,231	263
Workday, Inc., Class A*	1,530	122
WW Grainger, Inc.	867	176
Wyndham Worldwide Corp.	1,668	121
Xcel Energy, Inc.	7,248	260
Xerox Corp.	14,229	151
Xylem, Inc.	2,724	99
Yahoo!, Inc.*	12,745	424

EQUITY INDEX FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.1% continued
United States - 55.1% continued
Zoetis, Inc.	6,817	$327

		130,417

Total Common Stocks(3) (Cost $189,038)		227,743

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke A.G.	699	59
Henkel A.G. & Co. KGaA	2,435	271

		330

Total Preferred Stocks(3) (Cost $204)		330

RIGHTS - 0.0%
Singapore - 0.0%
Ascendas Real Estate Investment Trust(1) *	1,098	—

Spain - 0.0%
Repsol S.A.*	14,067	7

Total Rights (Cost $7)		7

INVESTMENT COMPANIES - 4.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(4)	11,506,410	11,506

Total Investment Companies (Cost $11,506)		11,506

Total Investments - 101.1% (Cost $200,755)		239,586

Liabilities less Other Assets - (1.1)%		(2,675)

NET ASSETS - 100.0%		$236,911

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)

Citibank	United States Dollar	200	British Pound	136	3/16/16	$— *
Citibank	United States Dollar	85	British Pound	56	3/16/16	(2)
Citibank	United States Dollar	300	Euro	276	3/16/16	— *
Citibank	United States Dollar	198	Euro	179	3/16/16	(3)
Citibank	United States Dollar	200	Japanese Yen	23,997	3/16/16	— *
Morgan Stanley	United States Dollar	87	Canadian Dollar	120	3/16/16	(1)
Morgan Stanley	United States Dollar	110	Swiss Franc	108	3/16/16	(2)

Total						$(8)

*	Amount rounds to less than one thousand.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	63	$6,412	Long	3/16	$22
Euro Stoxx 50 (Euro)	25	892	Long	3/16	13
FTSE 100 Index (British Pound)	5	457	Long	3/16	15
SPI 200 Index (Australian Dollar)	2	192	Long	3/16	8
Topix Index (Japanese Yen)	3	386	Long	3/16	(6)
Yen Denominated Nikkei 225 (Japanese Yen)	6	468	Long	3/16	(7)

Total					$45

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	9.6
Energy	5.0
Financials	21.8
Health Care	14.5
Industrials	10.3
Information Technology	14.1
Materials	4.9
Telecommunication Services	3.4
Utilities	3.3

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.3%
Euro	10.9
Japanese Yen	8.7
British Pound	7.6
All other currencies less than 5%	14.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Canada	$8,024	$—	$—		$8,024
Netherlands	115	2,926	—		3,041
Portugal	—	233	—	*	233
Sweden	164	3,533	—		3,697
Switzerland	996	8,590	—		9,586
United Kingdom	1,261	18,258	—		19,519
United States	130,417	—	—		130,417
All Other Countries(1)	—	53,226	—		53,226

Total Common Stocks	140,977	86,766	—		227,743

Preferred Stocks(1)	—	330	—		330
Rights(1)	7	— *	—		7
Investment Companies	11,506	—	—		11,506

Total Investments	$152,490	$87,096	$—		$239,586

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$58	$—	$—		$58
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8)	—		(8)
Futures Contracts	(13)	—	—		(13)

Total Other Financial Instruments	$45	$(8)	$—		$37

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stock
Portugal	—	*	—	—	*	—	—	—	—	—	*	—	*

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    12     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The Fund valued the security included in the balance as of 12/31/2015 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$202,847

Gross tax appreciation of investments	$49,085
Gross tax depreciation of investments	(12,346)

Net tax appreciation of investments	$36,739

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,810	$50,304	$44,608	$—	$—	$—	*	$11,506
Northern Trust Corp.	194	—	—	6	—	3		200

Total	$6,004	$50,304	$44,608	$6	$—	$3		$11,706

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Australia - 6.8%
AGL Energy Ltd.	228,066	$2,982
Alumina Ltd.	880,166	733
Amcor Ltd.	399,989	3,892
AMP Ltd.	1,000,481	4,218
APA Group	375,246	2,357
Aristocrat Leisure Ltd.	186,405	1,378
Asciano Ltd.	217,754	1,385
ASX Ltd.	64,908	1,991
Aurizon Holdings Ltd.	713,132	2,268
AusNet Services	602,423	647
Australia & New Zealand Banking
Group Ltd.	975,350	19,684
Bank of Queensland Ltd.	127,571	1,285
Bendigo & Adelaide Bank Ltd.	156,103	1,349
BGP Holdings PLC(1) *	1,085,479	—
BHP Billiton Ltd.	1,089,352	14,151
BHP Billiton PLC	716,373	8,043
Boral Ltd.	259,356	1,110
Brambles Ltd.	530,745	4,441
Caltex Australia Ltd.	90,764	2,471
Challenger Ltd.	196,309	1,238
CIMIC Group Ltd.	35,559	624
Coca-Cola Amatil Ltd.	197,034	1,328
Cochlear Ltd.	19,709	1,365
Commonwealth Bank of Australia	576,269	35,602
Computershare Ltd.	162,254	1,368
Crown Resorts Ltd.	125,530	1,134
CSL Ltd.	157,768	12,029
Dexus Property Group	324,918	1,762
DUET Group	799,163	1,324
Flight Centre Travel Group Ltd.	18,921	545
Fortescue Metals Group Ltd.	529,081	714
Goodman Group	597,445	2,705
GPT Group (The)	596,941	2,063
Harvey Norman Holdings Ltd.	189,615	573
Healthscope Ltd.	519,516	1,002
Iluka Resources Ltd.	146,874	650
Incitec Pivot Ltd.	578,894	1,655
Insurance Australia Group Ltd.	821,899	3,302
James Hardie Industries PLC - CDI	150,648	1,900
LendLease Group	189,158	1,951
Macquarie Group Ltd.	101,805	6,084
Medibank Pvt Ltd.	946,123	1,475
Mirvac Group	1,238,008	1,772
National Australia Bank Ltd.	890,560	19,414
Newcrest Mining Ltd.*	257,880	2,438
Oil Search Ltd.	460,219	2,253
Orica Ltd.	127,038	1,421
Origin Energy Ltd.	584,173	1,968
Platinum Asset Management Ltd.	80,479	470
Qantas Airways Ltd.*	182,503	541
QBE Insurance Group Ltd.	463,352	4,215
Ramsay Health Care Ltd.	47,849	2,353
REA Group Ltd.	18,113	720
Santos Ltd.	575,793	1,524
Scentre Group	1,811,632	5,490
SEEK Ltd.	112,248	1,248
Sonic Healthcare Ltd.	127,737	1,655
South32 Ltd.*	1,144,198	878
South32 Ltd. (London Exchange)*	683,909	529
Stockland	800,687	2,377
Suncorp Group Ltd.	435,617	3,814
Sydney Airport	376,002	1,730
Tabcorp Holdings Ltd.	284,007	969
Tatts Group Ltd.	503,834	1,600
Telstra Corp. Ltd.	1,450,429	5,885
TPG Telecom Ltd.	97,835	699
Transurban Group	651,032	4,943
Transurban Group*	37,243	278
Treasury Wine Estates Ltd.	253,630	1,523
Vicinity Centres	1,156,154	2,343
Wesfarmers Ltd.	380,996	11,463
Westfield Corp.	670,170	4,610
Westpac Banking Corp.	1,127,221	27,323
Woodside Petroleum Ltd.	250,929	5,263
Woolworths Ltd.	429,334	7,598

		288,085

Austria - 0.2%
ANDRITZ A.G.	26,815	1,301
Erste Group Bank A.G.*	94,441	2,952
OMV A.G.	50,377	1,414
Raiffeisen Bank International A.G.*	40,290	589
voestalpine A.G.	39,062	1,195

		7,451

Belgium - 1.4%
Ageas	68,091	3,156
Anheuser-Busch InBev S.A./N.V.	272,912	33,711
Colruyt S.A.	24,159	1,241

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Belgium - 1.4% continued
Delhaize Group	35,134	$3,422
Groupe Bruxelles Lambert S.A.	27,056	2,313
KBC Groep N.V.	85,043	5,317
Proximus SADP	50,600	1,642
Solvay S.A., Class A	24,962	2,653
Telenet Group Holding N.V.*	18,203	981
UCB S.A.	42,850	3,857
Umicore S.A.	32,667	1,366

		59,659

Chile - 0.0%
Antofagasta PLC	129,574	888

Denmark - 1.9%
AP Moeller - Maersk A/S, Class A	1,312	1,686
AP Moeller - Maersk A/S, Class B	2,339	3,037
Carlsberg A/S, Class B	36,188	3,200
Chr Hansen Holding A/S	33,187	2,076
Coloplast A/S, Class B	37,568	3,032
Danske Bank A/S	239,520	6,399
DSV A/S	64,915	2,550
ISS A/S	49,659	1,791
Novo Nordisk A/S, Class B	665,078	38,229
Novozymes A/S, Class B	79,087	3,787
Pandora A/S	37,366	4,715
RTL Group S.A.	13,165	1,100
TDC A/S	278,886	1,384
Tryg A/S	39,788	790
Vestas Wind Systems A/S	76,081	5,312
William Demant Holding A/S*	8,360	794

		79,882

Finland - 0.9%
Elisa OYJ	47,628	1,791
Fortum OYJ	152,293	2,283
Kone OYJ, Class B	114,138	4,799
Metso OYJ	39,147	872
Neste OYJ	43,977	1,311
Nokia OYJ	1,247,264	8,879
Nokian Renkaat OYJ	39,347	1,397
Orion OYJ, Class B	35,009	1,207
Sampo OYJ, Class A	151,612	7,685
Stora Enso OYJ, Class R	189,449	1,704
UPM-Kymmene OYJ	180,930	3,351
Wartsila OYJ Abp	50,769	2,302

		37,581

France - 9.6%
Accor S.A.	71,085	3,066
Aeroports de Paris	10,211	1,184
Air Liquide S.A.	116,708	13,108
Airbus Group S.E.	200,360	13,453
Alcatel-Lucent*	970,729	3,841
Alstom S.A.*	72,801	2,225
ArcelorMittal	342,883	1,433
Arkema S.A.	22,933	1,604
Atos S.E.	29,399	2,469
AXA S.A.	664,078	18,155
BNP Paribas S.A.	359,528	20,351
Bollore S.A.	296,564	1,382
Bollore S.A.*	1,305	6
Bouygues S.A.	68,397	2,711
Bureau Veritas S.A.	88,584	1,763
Cap Gemini S.A.	55,500	5,135
Carrefour S.A.	187,699	5,405
Casino Guichard Perrachon S.A.	19,241	884
Christian Dior S.E.	18,422	3,129
Cie de Saint-Gobain	165,489	7,119
Cie Generale des Etablissements Michelin	63,364	6,016
CNP Assurances	59,672	804
Credit Agricole S.A.	358,094	4,219
Danone S.A.	199,906	13,491
Dassault Systemes S.A.	43,324	3,466
Edenred	71,276	1,343
Electricite de France S.A.	82,881	1,218
Engie S.A.	496,788	8,792
Essilor International S.A.	69,758	8,696
Eurazeo S.A.	13,868	954
Eutelsat Communications S.A.	56,916	1,700
Fonciere Des Regions	10,193	913
Gecina S.A.	11,965	1,452
Groupe Eurotunnel S.E. (Registered)	156,625	1,944
Hermes International	8,905	3,002
ICADE	11,434	768
Iliad S.A.	8,815	2,103
Imerys S.A.	12,544	875
Ingenico Group S.A.	18,460	2,333
JCDecaux S.A.	25,274	967
Kering	25,692	4,379
Klepierre	74,522	3,305
Lagardere S.C.A.	40,827	1,215
Legrand S.A.	90,248	5,094

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
France - 9.6% continued
L’Oreal S.A.	85,474	$14,380
LVMH Moet Hennessy Louis Vuitton S.E.	94,820	14,823
Natixis S.A.	322,263	1,822
Numericable-SFR SAS	37,635	1,366
Orange S.A.	674,026	11,308
Pernod Ricard S.A.	72,038	8,190
Peugeot S.A.*	149,375	2,619
Publicis Groupe S.A.	64,020	4,246
Remy Cointreau S.A.	8,553	612
Renault S.A.	65,244	6,540
Rexel S.A.	103,813	1,378
Safran S.A.	106,074	7,265
Sanofi	400,734	34,193
Schneider Electric S.A./S.E.	4,873	279
Schneider Electric S.E.	184,408	10,499
SCOR S.E.	51,514	1,927
SES S.A.	110,311	3,058
Societe BIC S.A.	9,877	1,625
Societe Generale S.A.	246,199	11,357
Sodexo S.A.	31,883	3,102
Suez Environnement Co.	99,640	1,864
Technip S.A.	34,942	1,726
Thales S.A.	35,239	2,641
TOTAL S.A.	737,136	32,829
Unibail-Rodamco S.E.	33,527	8,501
Valeo S.A.	26,970	4,164
Veolia Environnement S.A.	152,445	3,613
Vinci S.A.	162,601	10,427
Vivendi S.A.	394,260	8,490
Wendel S.A.	9,909	1,177
Zodiac Aerospace	69,223	1,650

		405,143

Germany - 8.5%
adidas A.G.	70,979	6,916
Allianz S.E. (Registered)	155,152	27,486
Axel Springer S.E.	15,525	863
BASF S.E.	311,590	23,821
Bayer A.G. (Registered)	280,595	35,204
Bayerische Motoren Werke A.G.	112,446	11,843
Beiersdorf A.G.	34,051	3,098
Brenntag A.G.	52,162	2,722
Commerzbank A.G.*	359,913	3,726
Continental A.G.	37,362	9,068
Daimler A.G. (Registered)	326,794	27,278
Deutsche Bank A.G. (Registered)	467,763	11,481
Deutsche Boerse A.G.	65,442	5,789
Deutsche Lufthansa A.G. (Registered)*	81,166	1,282
Deutsche Post A.G. (Registered)	328,783	9,259
Deutsche Telekom A.G. (Registered)	1,094,411	19,802
Deutsche Wohnen A.G. (Bearer)	114,072	3,175
E.ON S.E.	678,840	6,570
Evonik Industries A.G.	47,959	1,591
Fraport A.G. Frankfurt Airport Services Worldwide	14,131	902
Fresenius Medical Care A.G. & Co. KGaA	74,249	6,256
Fresenius S.E. & Co. KGaA	129,579	9,266
GEA Group A.G.	61,533	2,480
Hannover Rueck S.E.	20,281	2,325
HeidelbergCement A.G.	47,776	3,898
Henkel A.G. & Co. KGaA	35,171	3,375
HUGO BOSS A.G.	22,365	1,863
Infineon Technologies A.G.	383,073	5,606
K+S A.G. (Registered)	65,701	1,708
Kabel Deutschland Holding A.G.	7,525	930
LANXESS A.G.	31,431	1,447
Linde A.G.	62,994	9,144
MAN S.E.	11,983	1,212
Merck KGaA	43,788	4,253
METRO A.G.	59,622	1,903
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	56,661	11,348
OSRAM Licht A.G.	30,560	1,286
ProSiebenSat.1 Media S.E.	74,103	3,748
RWE A.G.	164,180	2,093
SAP S.E.	333,541	26,567
Siemens A.G. (Registered)	269,043	26,103
Symrise A.G.	41,601	2,760
Telefonica Deutschland Holding A.G.	204,118	1,090
ThyssenKrupp A.G.	123,852	2,456
TUI A.G.	82,086	1,493
TUI A.G. (London Exchange)	86,508	1,535
United Internet A.G. (Registered)	41,342	2,273
Volkswagen A.G.	12,152	1,872
Vonovia S.E.	158,034	4,895
Zalando S.E.(2) *	29,728	1,174

		358,235

Hong Kong - 3.1%
AIA Group Ltd.	4,088,086	24,355

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Hong Kong - 3.1% continued
ASM Pacific Technology Ltd.	82,800	$648
Bank of East Asia (The) Ltd.	391,124	1,448
BOC Hong Kong Holdings Ltd.	1,255,108	3,808
Cathay Pacific Airways Ltd.	415,506	716
Cheung Kong Infrastructure Holdings Ltd.	210,353	1,939
Cheung Kong Property Holdings Ltd.	916,638	5,913
CK Hutchison Holdings Ltd.	917,638	12,317
CLP Holdings Ltd.	644,514	5,465
First Pacific Co. Ltd.	801,539	531
Galaxy Entertainment Group Ltd.	788,148	2,457
Hang Lung Properties Ltd.	748,501	1,698
Hang Seng Bank Ltd.	259,679	4,918
Henderson Land Development Co. Ltd.	389,506	2,371
HK Electric Investments & HK Electric Investments Ltd.(2)	922,727	773
HKT Trust & HKT Ltd.	880,220	1,123
Hong Kong & China Gas Co. Ltd.	2,356,339	4,610
Hong Kong Exchanges and Clearing Ltd.	385,832	9,804
Hongkong Land Holdings Ltd.	202,000	1,409
Hysan Development Co. Ltd.	216,501	883
Kerry Properties Ltd.	223,703	609
Li & Fung Ltd.	2,021,218	1,364
Link REIT	766,771	4,574
Melco Crown Entertainment Ltd. ADR	31,900	536
MGM China Holdings Ltd.	317,316	394
MTR Corp. Ltd.	491,814	2,426
New World Development Co. Ltd.	1,804,082	1,770
Noble Group Ltd.	1,611,444	448
NWS Holdings Ltd.	518,605	773
PCCW Ltd.	1,425,926	835
Power Assets Holdings Ltd.	470,817	4,323
Sands China Ltd.	817,099	2,764
Shangri-La Asia Ltd.	432,574	423
Sino Land Co. Ltd.	1,044,228	1,522
SJM Holdings Ltd.	666,572	474
Sun Hung Kai Properties Ltd.	586,258	7,036
Swire Pacific Ltd., Class A	197,551	2,210
Swire Properties Ltd	401,587	1,154
Techtronic Industries Co. Ltd.	459,333	1,866
WH Group Ltd.(2) *	2,014,500	1,117
Wharf Holdings (The) Ltd.	458,766	2,532
Wheelock & Co. Ltd.	314,021	1,317
Wynn Macau Ltd.	525,346	609
Yangzijiang Shipbuilding Holdings Ltd.	649,666	502
Yue Yuen Industrial Holdings Ltd.	252,210	857

		129,621

Ireland - 0.4%
Bank of Ireland*	9,423,825	3,454
CRH PLC	30,814	894
CRH PLC (Dublin Exchange)	249,613	7,215
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	54,222	4,487
Ryanair Holdings PLC	3,071	50
Ryanair Holdings PLC ADR	5,723	495

		16,595

Israel - 0.8%
Azrieli Group Ltd.	12,803	477
Bank Hapoalim B.M.	354,760	1,832
Bank Leumi Le-Israel B.M.*	466,359	1,618
Bezeq The Israeli Telecommunication Corp. Ltd.	661,537	1,456
Check Point Software Technologies Ltd.*	23,300	1,896
Delek Group Ltd.	1,608	322
Israel Chemicals Ltd.	174,951	709
Mizrahi Tefahot Bank Ltd.	47,878	572
Mobileye N.V.*	27,900	1,180
NICE-Systems Ltd.	19,600	1,124
Taro Pharmaceutical Industries Ltd.*	2,500	386
Teva Pharmaceutical Industries Ltd.	298,689	19,605
Teva Pharmaceutical Industries Ltd. ADR	11,256	739

		31,916

Italy - 2.2%
Assicurazioni Generali S.p.A.	396,512	7,250
Atlantia S.p.A.	140,071	3,710
Banca Monte dei Paschi di Siena S.p.A.*	906,351	1,197
Banco Popolare S.C.*	124,613	1,709
Enel Green Power S.p.A.	601,150	1,218
Enel S.p.A.	2,397,020	10,026
Eni S.p.A.	862,351	12,775
EXOR S.p.A.	33,878	1,533
Finmeccanica S.p.A.*	135,424	1,872
Intesa Sanpaolo S.p.A.	4,305,989	14,350
Intesa Sanpaolo S.p.A. (RSP)	321,081	977
Luxottica Group S.p.A.	57,367	3,740
Mediobanca S.p.A.	188,984	1,812
Prysmian S.p.A.	67,088	1,467
Saipem S.p.A.*	91,542	736

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Italy - 2.2% continued
Snam S.p.A.	711,861	$3,723
Telecom Italia S.p.A.*	3,892,086	4,906
Telecom Italia S.p.A. (RSP)	2,069,781	2,117
Tenaris S.A.	157,782	1,878
Terna Rete Elettrica Nazionale S.p.A.	508,969	2,622
UniCredit S.p.A.	1,619,383	8,920
Unione di Banche Italiane S.p.A.	302,763	2,011
UnipolSai S.p.A.	382,258	968

		91,517

Japan - 23.0%
ABC-Mart, Inc.	9,400	516
Acom Co. Ltd.*	135,600	638
Aeon Co. Ltd.	221,200	3,401
AEON Financial Service Co. Ltd.	35,600	796
Aeon Mall Co. Ltd.	39,080	671
Air Water, Inc.	53,569	859
Aisin Seiki Co. Ltd.	64,600	2,778
Ajinomoto Co., Inc.	191,000	4,521
Alfresa Holdings Corp.	60,900	1,205
Alps Electric Co. Ltd.	61,600	1,666
Amada Holdings Co. Ltd.	119,400	1,139
ANA Holdings, Inc.	406,000	1,172
Aozora Bank Ltd.	387,000	1,350
Asahi Glass Co. Ltd.	317,000	1,808
Asahi Group Holdings Ltd.	131,100	4,098
Asahi Kasei Corp.	425,000	2,876
Asics Corp.	54,900	1,136
Astellas Pharma, Inc.	715,900	10,169
Bandai Namco Holdings, Inc.	61,100	1,284
Bank of Kyoto (The) Ltd.	115,971	1,074
Bank of Yokohama (The) Ltd.	380,000	2,326
Benesse Holdings, Inc.	22,600	651
Bridgestone Corp.	220,800	7,561
Brother Industries Ltd.	77,700	891
Calbee, Inc.	25,000	1,049
Canon, Inc.	362,300	10,981
Casio Computer Co. Ltd.	69,300	1,618
Central Japan Railway Co.	49,000	8,680
Chiba Bank (The) Ltd.	234,000	1,659
Chubu Electric Power Co., Inc.	217,400	2,974
Chugai Pharmaceutical Co. Ltd.	75,455	2,630
Chugoku Bank (The) Ltd.	54,500	726
Chugoku Electric Power (The) Co., Inc.	101,900	1,341
Citizen Holdings Co. Ltd.	90,200	648
Credit Saison Co. Ltd.	50,800	1,001
Dai Nippon Printing Co. Ltd.	182,000	1,799
Daicel Corp.	100,200	1,491
Daihatsu Motor Co. Ltd.	66,500	896
Dai-ichi Life Insurance (The) Co. Ltd.	365,700	6,068
Daiichi Sankyo Co. Ltd.	216,300	4,445
Daikin Industries Ltd.	79,600	5,793
Daito Trust Construction Co. Ltd.	24,100	2,790
Daiwa House Industry Co. Ltd.	203,500	5,834
Daiwa Securities Group, Inc.	563,000	3,442
Denso Corp.	165,100	7,872
Dentsu, Inc.	73,318	4,013
Don Quijote Holdings Co. Ltd.	39,300	1,381
East Japan Railway Co.	113,412	10,659
Eisai Co. Ltd.	85,500	5,652
Electric Power Development Co. Ltd.	50,200	1,786
FamilyMart Co. Ltd.	19,900	925
FANUC Corp.	66,400	11,447
Fast Retailing Co. Ltd.	18,000	6,303
Fuji Electric Co. Ltd.	194,000	813
Fuji Heavy Industries Ltd.	199,300	8,193
FUJIFILM Holdings Corp.	157,300	6,552
Fujitsu Ltd.	629,000	3,131
Fukuoka Financial Group, Inc.	266,000	1,319
GungHo Online Entertainment, Inc.	143,400	390
Gunma Bank (The) Ltd.	130,000	756
Hachijuni Bank (The) Ltd.	142,395	874
Hakuhodo DY Holdings, Inc.	79,700	861
Hamamatsu Photonics K.K.*	48,770	1,337
Hankyu Hanshin Holdings, Inc.	385,000	2,501
Hikari Tsushin, Inc.	6,500	441
Hino Motors Ltd.	88,700	1,023
Hirose Electric Co. Ltd.	10,360	1,252
Hiroshima Bank (The) Ltd.	171,000	971
Hisamitsu Pharmaceutical Co., Inc.	18,700	784
Hitachi Chemical Co. Ltd.	36,100	572
Hitachi Construction Machinery Co. Ltd.	36,900	574
Hitachi High-Technologies Corp.	23,700	640
Hitachi Ltd.	1,639,000	9,273
Hitachi Metals Ltd.	73,200	903
Hokuhoku Financial Group, Inc.	417,000	850
Hokuriku Electric Power Co.	56,900	840
Honda Motor Co. Ltd.	553,300	17,729
Hoshizaki Electric Co. Ltd.	13,700	851

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 23.0% continued
Hoya Corp.	141,300	$5,761
Hulic Co. Ltd.	101,900	894
Idemitsu Kosan Co. Ltd.	29,900	476
IHI Corp.	478,000	1,314
Iida Group Holdings Co. Ltd.	50,264	931
Inpex Corp.	321,000	3,168
Isetan Mitsukoshi Holdings Ltd.	118,360	1,540
Isuzu Motors Ltd.	199,400	2,146
ITOCHU Corp.	535,800	6,316
Itochu Techno-Solutions Corp.	16,200	324
Iyo Bank (The) Ltd.	83,400	810
J Front Retailing Co. Ltd.	82,900	1,201
Japan Airlines Co. Ltd.	40,700	1,458
Japan Airport Terminal Co. Ltd.	14,400	639
Japan Exchange Group, Inc.	185,400	2,896
Japan Post Bank Co. Ltd.*	139,000	2,024
Japan Post Holdings Co. Ltd.*	151,300	2,348
Japan Prime Realty Investment Corp.	285	975
Japan Real Estate Investment Corp.	440	2,140
Japan Retail Fund Investment Corp.	809	1,554
Japan Tobacco, Inc.	373,200	13,703
JFE Holdings, Inc.	165,600	2,603
JGC Corp.	71,000	1,086
Joyo Bank (The) Ltd.	208,000	983
JSR Corp.	65,200	1,018
JTEKT Corp.	70,700	1,157
JX Holdings, Inc.	758,797	3,173
Kajima Corp.	291,000	1,732
Kakaku.com, Inc.	49,100	969
Kamigumi Co. Ltd.	79,000	680
Kaneka Corp.	96,000	998
Kansai Electric Power (The) Co., Inc.*	237,300	2,839
Kansai Paint Co. Ltd.	79,400	1,200
Kao Corp.	170,900	8,770
Kawasaki Heavy Industries Ltd.	473,000	1,749
KDDI Corp.	593,500	15,364
Keihan Electric Railway Co. Ltd.	175,000	1,171
Keikyu Corp.	162,000	1,338
Keio Corp.	199,000	1,719
Keisei Electric Railway Co. Ltd.	94,000	1,196
Keyence Corp.	15,439	8,474
Kikkoman Corp.	50,000	1,731
Kintetsu Group Holdings Co. Ltd.	610,000	2,481
Kirin Holdings Co. Ltd.	278,500	3,768
Kobe Steel Ltd.	1,063,000	1,155
Koito Manufacturing Co. Ltd.	35,914	1,469
Komatsu Ltd.	312,800	5,097
Konami Holdings Corp.	32,100	766
Konica Minolta, Inc.	155,500	1,560
Kose Corp.	10,400	957
Kubota Corp.	380,000	5,858
Kuraray Co. Ltd.	117,600	1,422
Kurita Water Industries Ltd.	36,600	766
Kyocera Corp.	108,800	5,043
Kyowa Hakko Kirin Co. Ltd.	79,000	1,242
Kyushu Electric Power Co., Inc.*	146,500	1,601
Kyushu Financial Group, Inc.*	119,500	835
Lawson, Inc.	21,800	1,768
LIXIL Group Corp.	89,100	1,977
M3, Inc.	66,800	1,384
Mabuchi Motor Co. Ltd.	17,000	918
Makita Corp.	40,000	2,299
Marubeni Corp.	557,700	2,863
Marui Group Co. Ltd.	76,600	1,245
Maruichi Steel Tube Ltd.	16,200	478
Mazda Motor Corp.	182,900	3,763
McDonald’s Holdings Co. Japan Ltd.	22,900	498
Medipal Holdings Corp.	47,000	800
MEIJI Holdings Co. Ltd.	41,326	3,408
Minebea Co. Ltd.	110,000	945
Miraca Holdings, Inc.	18,541	818
Mitsubishi Chemical Holdings Corp.	457,400	2,900
Mitsubishi Corp.	458,400	7,616
Mitsubishi Electric Corp.	655,000	6,867
Mitsubishi Estate Co. Ltd.	425,000	8,809
Mitsubishi Gas Chemical Co., Inc.	131,000	669
Mitsubishi Heavy Industries Ltd.	1,028,000	4,490
Mitsubishi Logistics Corp.	40,000	528
Mitsubishi Materials Corp.	384,000	1,208
Mitsubishi Motors Corp.	213,500	1,805
Mitsubishi Tanabe Pharma Corp.	77,100	1,328
Mitsubishi UFJ Financial Group, Inc.	4,327,195	26,781
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,200	872
Mitsui & Co. Ltd.	578,700	6,873
Mitsui Chemicals, Inc.	280,000	1,242
Mitsui Fudosan Co. Ltd.	319,000	7,993
Mitsui OSK Lines Ltd.	379,000	955
Mixi, Inc.	14,400	538

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 23.0% continued
Mizuho Financial Group, Inc.	7,992,889	$15,956
MS&AD Insurance Group Holdings, Inc.	171,843	5,025
Murata Manufacturing Co. Ltd.	68,797	9,874
Nabtesco Corp.	41,799	849
Nagoya Railroad Co. Ltd.	300,000	1,249
NEC Corp.	879,000	2,792
Nexon Co. Ltd.	43,800	711
NGK Insulators Ltd.	88,000	1,985
NGK Spark Plug Co. Ltd.	61,400	1,617
NH Foods Ltd.	59,000	1,157
NHK Spring Co. Ltd.	54,500	546
Nidec Corp.	75,500	5,465
Nikon Corp.	113,100	1,511
Nintendo Co. Ltd.	36,000	4,956
Nippon Building Fund, Inc.	475	2,269
Nippon Electric Glass Co. Ltd.	135,500	683
Nippon Express Co. Ltd.	285,000	1,337
Nippon Paint Holdings Co. Ltd.	50,200	1,214
Nippon Prologis REIT, Inc.	483	873
Nippon Steel & Sumitomo Metal Corp.	257,861	5,106
Nippon Telegraph & Telephone Corp.	254,656	10,110
Nippon Yusen K.K.	556,000	1,348
Nissan Motor Co. Ltd.	844,300	8,842
Nisshin Seifun Group, Inc.	72,905	1,190
Nissin Foods Holdings Co. Ltd.	22,100	1,171
Nitori Holdings Co. Ltd.	25,000	2,101
Nitto Denko Corp.	56,000	4,085
NOK Corp.	33,200	776
Nomura Holdings, Inc.	1,231,400	6,844
Nomura Real Estate Holdings, Inc.	42,200	782
Nomura Real Estate Master Fund, Inc.*	1,215	1,504
Nomura Research Institute Ltd.	41,140	1,581
NSK Ltd.	156,300	1,695
NTT Data Corp.	42,300	2,043
NTT DOCOMO, Inc.	485,300	9,946
NTT Urban Development Corp.	40,700	391
Obayashi Corp.	217,000	2,002
Obic Co. Ltd.	22,200	1,177
Odakyu Electric Railway Co. Ltd.	210,000	2,261
Oji Holdings Corp.	275,000	1,108
Olympus Corp.	92,900	3,659
Omron Corp.	65,700	2,188
Ono Pharmaceutical Co. Ltd.	28,000	4,977
Oracle Corp. Japan	13,100	611
Oriental Land Co. Ltd.	67,800	4,082
ORIX Corp.	449,100	6,300
Osaka Gas Co. Ltd.	630,000	2,272
Otsuka Corp.	17,900	878
Otsuka Holdings Co. Ltd.	132,415	4,684
Panasonic Corp.	748,600	7,597
Park24 Co. Ltd.	30,900	750
Rakuten, Inc.	314,900	3,629
Recruit Holdings Co. Ltd.	48,400	1,423
Resona Holdings, Inc.	747,510	3,628
Ricoh Co. Ltd.	238,200	2,447
Rinnai Corp.	12,400	1,098
Rohm Co. Ltd.	33,100	1,673
Ryohin Keikaku Co. Ltd.	8,200	1,662
Sankyo Co. Ltd.	17,000	634
Sanrio Co. Ltd.	16,597	389
Santen Pharmaceutical Co. Ltd.	124,800	2,052
SBI Holdings, Inc.	72,460	782
Secom Co. Ltd.	71,200	4,818
Sega Sammy Holdings, Inc.	63,800	596
Seibu Holdings, Inc.	40,500	828
Seiko Epson Corp.	96,100	1,477
Sekisui Chemical Co. Ltd.	142,800	1,863
Sekisui House Ltd.	204,100	3,430
Seven & i Holdings Co. Ltd.	255,600	11,654
Seven Bank Ltd.	203,400	890
Shikoku Electric Power Co., Inc.	61,300	957
Shimadzu Corp.	86,000	1,441
Shimamura Co. Ltd.	7,600	888
Shimano, Inc.	26,700	4,089
Shimizu Corp.	203,000	1,654
Shin-Etsu Chemical Co. Ltd.	139,100	7,555
Shinsei Bank Ltd.	614,000	1,129
Shionogi & Co. Ltd.	101,200	4,575
Shiseido Co. Ltd.	121,200	2,508
Shizuoka Bank (The) Ltd.	178,000	1,725
Showa Shell Sekiyu K.K.	64,300	523
SMC Corp.	18,300	4,746
SoftBank Group Corp.	325,900	16,423
Sohgo Security Services Co. Ltd.	21,100	987
Sompo Japan Nipponkoa Holdings, Inc.	112,545	3,681
Sony Corp.	428,200	10,490
Sony Financial Holdings, Inc.	59,100	1,056
Stanley Electric Co. Ltd.	47,100	1,037

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Japan - 23.0% continued
Sumitomo Chemical Co. Ltd.	502,000	$2,881
Sumitomo Corp.	381,200	3,883
Sumitomo Dainippon Pharma Co. Ltd.	54,700	644
Sumitomo Electric Industries Ltd.	255,300	3,597
Sumitomo Heavy Industries Ltd.	188,000	842
Sumitomo Metal Mining Co. Ltd.	166,000	2,006
Sumitomo Mitsui Financial Group, Inc.	431,842	16,290
Sumitomo Mitsui Trust Holdings, Inc.	1,124,190	4,244
Sumitomo Realty & Development Co. Ltd.	121,000	3,448
Sumitomo Rubber Industries Ltd.	59,600	775
Suntory Beverage & Food Ltd.	46,600	2,043
Suruga Bank Ltd.	61,900	1,275
Suzuken Co. Ltd.	26,836	1,023
Suzuki Motor Corp.	123,500	3,749
Sysmex Corp.	49,298	3,153
T&D Holdings, Inc.	195,100	2,565
Taiheiyo Cement Corp.	404,000	1,178
Taisei Corp.	354,000	2,332
Taisho Pharmaceutical Holdings Co. Ltd.	11,000	777
Taiyo Nippon Sanso Corp.	53,200	481
Takashimaya Co. Ltd.	99,000	891
Takeda Pharmaceutical Co. Ltd.	268,000	13,342
TDK Corp.	41,500	2,655
Teijin Ltd.	321,000	1,093
Terumo Corp.	102,800	3,182
THK Co. Ltd.	41,300	764
Tobu Railway Co. Ltd.	352,000	1,735
Toho Co. Ltd.	39,000	1,081
Toho Gas Co. Ltd.	140,000	904
Tohoku Electric Power Co., Inc.	151,300	1,891
Tokio Marine Holdings, Inc.	231,300	8,912
Tokyo Electric Power Co., Inc.*	487,800	2,806
Tokyo Electron Ltd.	58,100	3,487
Tokyo Gas Co. Ltd.	770,000	3,617
Tokyo Tatemono Co. Ltd.	71,500	777
Tokyu Corp.	381,000	3,014
Tokyu Fudosan Holdings Corp.	176,200	1,103
TonenGeneral Sekiyu K.K.	98,000	824
Toppan Printing Co. Ltd.	175,000	1,611
Toray Industries, Inc.	498,000	4,622
Toshiba Corp.*	1,354,000	2,779
TOTO Ltd.	48,700	1,707
Toyo Seikan Group Holdings Ltd.	55,900	1,034
Toyo Suisan Kaisha Ltd.	30,400	1,058
Toyoda Gosei Co. Ltd.	22,400	509
Toyota Industries Corp.	55,000	2,939
Toyota Motor Corp.	928,100	56,967
Toyota Tsusho Corp.	73,000	1,707
Trend Micro, Inc.	36,200	1,468
Unicharm Corp.	125,400	2,557
United Urban Investment Corp.	908	1,232
USS Co. Ltd.	75,400	1,134
West Japan Railway Co.	55,900	3,856
Yahoo Japan Corp.	476,300	1,936
Yakult Honsha Co. Ltd.	30,200	1,477
Yamada Denki Co. Ltd.	230,590	997
Yamaguchi Financial Group, Inc.	68,000	806
Yamaha Corp.	57,800	1,397
Yamaha Motor Co. Ltd.	88,000	1,972
Yamato Holdings Co. Ltd.	114,300	2,423
Yamazaki Baking Co. Ltd.	37,905	851
Yaskawa Electric Corp.	81,300	1,107
Yokogawa Electric Corp.	78,500	944
Yokohama Rubber (The) Co. Ltd.	35,000	536

		968,602

Netherlands - 2.2%
Aegon N.V.	613,164	3,461
AerCap Holdings N.V.*	30,800	1,329
Akzo Nobel N.V.	83,863	5,602
Altice N.V., Class A*	126,652	1,811
Altice N.V., Class B*	38,213	553
ASML Holding N.V.	117,619	10,482
Boskalis Westminster	30,228	1,231
CNH Industrial N.V.	318,671	2,172
Gemalto N.V.	24,118	1,441
Gemalto N.V. (Euronext Paris)	3,407	205
Heineken Holding N.V.	34,031	2,609
Heineken N.V.	78,195	6,674
ING Groep N.V. - CVA	1,313,036	17,675
Koninklijke Ahold N.V.	282,926	5,974
Koninklijke DSM N.V.	61,263	3,066
Koninklijke KPN N.V.	1,085,905	4,100
Koninklijke Philips N.V.	322,912	8,210
Koninklijke Vopak N.V.	24,133	1,038
NN Group N.V.	80,569	2,833
NXP Semiconductors N.V.*	45,986	3,874
OCI N.V.	29,133	717
QIAGEN N.V.*	76,098	2,059

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Netherlands - 2.2% continued
Randstad Holding N.V.	43,196	$2,687
TNT Express N.V.	169,627	1,435
Wolters Kluwer N.V.	102,227	3,425

		94,663

New Zealand - 0.2%
Auckland International Airport Ltd.	328,322	1,290
Contact Energy Ltd.	241,644	782
Fletcher Building Ltd.	235,323	1,177
Meridian Energy Ltd.	440,941	718
Mighty River Power Ltd.	237,879	449
Ryman Healthcare Ltd.	130,898	760
Spark New Zealand Ltd.	626,193	1,411

		6,587

Norway - 0.5%
DNB ASA	331,332	4,078
Gjensidige Forsikring ASA	68,703	1,094
Norsk Hydro ASA	461,717	1,717
Orkla ASA	273,437	2,158
Schibsted ASA, Class A	25,941	851
Schibsted ASA, Class B*	30,652	973
Statoil ASA	377,689	5,283
Telenor ASA	254,466	4,233
Yara International ASA	60,260	2,595

		22,982

Portugal - 0.1%
Banco Comercial Portugues S.A., Class R*	14,098,244	742
Banco Espirito Santo S.A. (Registered)*	882,815	10
EDP - Energias de Portugal S.A.	781,681	2,809
Galp Energia SGPS S.A.	132,360	1,534
Jeronimo Martins SGPS S.A.	86,692	1,127

		6,222

Singapore - 1.2%
Ascendas Real Estate Investment Trust	695,879	1,114
CapitaLand Commercial Trust Ltd.	696,500	661
CapitaLand Ltd.	858,850	2,016
CapitaLand Mall Trust	833,800	1,130
City Developments Ltd.	137,900	742
ComfortDelGro Corp. Ltd.	715,200	1,530
DBS Group Holdings Ltd.	595,961	6,977
Genting Singapore PLC	2,077,380	1,120
Global Logistic Properties Ltd.	1,080,939	1,628
Golden Agri-Resources Ltd.	2,367,592	564
Hutchison Port Holdings Trust	1,942,600	1,026
Jardine Cycle & Carriage Ltd.	41,173	1,005
Keppel Corp. Ltd.	488,350	2,229
Oversea-Chinese Banking Corp. Ltd.	1,028,605	6,357
Sembcorp Industries Ltd.	320,344	686
Sembcorp Marine Ltd.	284,200	349
Singapore Airlines Ltd.	184,034	1,448
Singapore Exchange Ltd.	275,800	1,492
Singapore Press Holdings Ltd.	550,195	1,525
Singapore Technologies Engineering Ltd.	534,300	1,128
Singapore Telecommunications Ltd.	2,701,325	6,952
StarHub Ltd.	211,500	550
Suntec Real Estate Investment Trust	820,100	891
United Overseas Bank Ltd.	437,135	6,018
UOL Group Ltd.	165,197	724
Wilmar International Ltd.	657,900	1,355

		51,217

South Africa - 0.1%
Investec PLC	190,837	1,347
Mondi PLC	123,859	2,415

		3,762

Spain - 3.1%
Abertis Infraestructuras S.A.	174,887	2,726
ACS Actividades de Construccion y Servicios S.A.	63,202	1,841
Aena S.A.(2) *	23,198	2,643
Amadeus IT Holding S.A., Class A	149,009	6,561
Banco Bilbao Vizcaya Argentaria S.A.	2,162,619	15,771
Banco de Sabadell S.A.	1,706,312	3,022
Banco Popular Espanol S.A.	569,787	1,876
Banco Santander S.A.	4,903,022	24,072
Bankia S.A.	1,580,320	1,838
Bankinter S.A.	231,215	1,639
CaixaBank S.A.	885,600	3,081
Distribuidora Internacional de Alimentacion S.A.*	212,317	1,248
Enagas S.A.	71,977	2,025
Endesa S.A.	106,506	2,134
Ferrovial S.A.	152,650	3,445
Gas Natural SDG S.A.	117,614	2,389
Grifols S.A.*	46,078	2,121
Iberdrola S.A.	1,833,503	12,998
Industria de Diseno Textil S.A.	370,488	12,714
Mapfre S.A.	368,751	920
Red Electrica Corp. S.A.	36,540	3,046

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Spain - 3.1% continued
Repsol S.A.	355,131	$3,866
Telefonica S.A.	1,529,162	16,878
Zardoya Otis S.A.	62,512	729

		129,583

Sweden - 2.8%
Alfa Laval AB	100,808	1,830
Assa Abloy AB, Class B	340,446	7,131
Atlas Copco AB, Class A	227,658	5,546
Atlas Copco AB, Class B	131,798	3,030
Boliden AB	93,962	1,558
Electrolux AB, Class B	80,533	1,933
Getinge AB, Class B	68,887	1,793
Hennes & Mauritz AB, Class B	322,314	11,477
Hexagon AB, Class B	87,387	3,237
Husqvarna AB, Class B	142,714	942
ICA Gruppen AB	26,581	963
Industrivarden AB, Class C	56,391	964
Investment AB Kinnevik, Class B	79,161	2,427
Investor AB, Class B	154,788	5,695
Lundin Petroleum AB*	73,920	1,060
Millicom International Cellular S.A. SDR	21,607	1,231
Nordea Bank AB	1,030,872	11,248
Sandvik AB	360,392	3,121
Securitas AB, Class B	107,507	1,638
Skandinaviska Enskilda Banken AB, Class A	515,072	5,385
Skanska AB, Class B	127,971	2,469
SKF AB, Class B	133,689	2,155
Svenska Cellulosa AB S.C.A., Class B	200,074	5,810
Svenska Handelsbanken AB, Class A	508,033	6,706
Swedbank AB, Class A	307,384	6,751
Swedish Match AB	66,016	2,336
Tele2 AB, Class B	108,545	1,078
Telefonaktiebolaget LM Ericsson, Class B	1,032,010	9,997
TeliaSonera AB	880,997	4,381
Volvo AB, Class B	521,871	4,818

		118,710

Switzerland - 9.6%
ABB Ltd. (Registered)*	745,790	13,238
Actelion Ltd. (Registered)*	34,848	4,795
Adecco S.A. (Registered)*	56,173	3,857
Aryzta A.G.*	25,284	1,279
Aryzta A.G. (Dublin Exchange)*	4,637	231
Baloise Holding A.G. (Registered)	17,206	2,182
Barry Callebaut A.G. (Registered)*	757	826
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	333	2,074
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	34	2,531
Cie Financiere Richemont S.A. (Registered)	177,046	12,718
Coca-Cola HBC A.G.	68,704	1,465
Credit Suisse Group A.G. (Registered)*	609,121	13,165
Dufry A.G. (Registered)*	13,906	1,649
EMS-Chemie Holding A.G. (Registered)	2,814	1,232
Galenica A.G. (Registered)	1,309	2,041
Geberit A.G. (Registered)	12,831	4,316
Givaudan S.A. (Registered)*	3,129	5,630
Glencore PLC*	4,150,253	5,522
Julius Baer Group Ltd.*	75,738	3,631
Kuehne + Nagel International A.G. (Registered)	18,264	2,504
LafargeHolcim Ltd. (Registered)	85,536	4,286
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	58,340	2,952
Lonza Group A.G. (Registered)*	17,938	2,916
Nestle S.A. (Registered)	1,082,012	80,203
Novartis A.G. (Registered)	772,256	66,010
Pargesa Holding S.A. (Bearer)	10,711	675
Partners Group Holding A.G.	5,380	1,932
Roche Holding A.G. (Genusschein)	238,460	65,717
Schindler Holding A.G. (Participation Certificate)	14,919	2,498
Schindler Holding A.G. (Registered)	6,976	1,171
SGS S.A. (Registered)	1,852	3,528
Sika A.G. (Bearer)	725	2,599
Sonova Holding A.G. (Registered)	18,108	2,299
STMicroelectronics N.V.	219,465	1,464
Sulzer A.G. (Registered)	4,718	444
Swatch Group (The) A.G. (Bearer)	10,440	3,643
Swatch Group (The) A.G. (Registered)	17,032	1,151
Swiss Life Holding A.G. (Registered)*	10,836	2,908
Swiss Prime Site A.G. (Registered)*	22,848	1,784
Swiss Re A.G.	119,701	11,644
Swisscom A.G. (Registered)	8,790	4,371
Syngenta A.G. (Registered)	31,535	12,378
Transocean Ltd.	124,758	1,551
UBS Group A.G. (Registered)	1,240,648	23,875
Wolseley PLC	88,031	4,785

EQUITY INDEX FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Switzerland - 9.6% continued
Zurich Insurance Group A.G.*	51,017	$13,017

		404,687

United Kingdom - 19.5%
3i Group PLC	327,181	2,306
Aberdeen Asset Management PLC	316,598	1,349
Admiral Group PLC	72,041	1,752
Aggreko PLC	87,827	1,181
Amec Foster Wheeler PLC	133,563	843
Anglo American PLC*	471,058	2,075
ARM Holdings PLC	476,687	7,198
Ashtead Group PLC	169,819	2,794
Associated British Foods PLC	120,771	5,945
AstraZeneca PLC	428,841	28,994
Auto Trader Group PLC(2) *	258,109	1,687
Aviva PLC	1,373,147	10,376
Babcock International Group PLC	86,386	1,286
BAE Systems PLC	1,072,515	7,893
Barclays PLC	5,692,300	18,424
Barratt Developments PLC	336,350	3,082
BG Group PLC	1,158,288	16,797
BP PLC	6,203,893	32,328
British American Tobacco PLC	632,697	35,139
British Land (The) Co. PLC	330,308	3,802
BT Group PLC	2,840,785	19,633
Bunzl PLC	113,451	3,134
Burberry Group PLC	149,901	2,637
Capita PLC	225,340	4,009
Centrica PLC	1,715,924	5,512
Cobham PLC	390,208	1,620
Compass Group PLC	559,613	9,686
Croda International PLC	45,487	2,027
Diageo PLC	853,961	23,288
Direct Line Insurance Group PLC	464,329	2,774
Dixons Carphone PLC	329,933	2,425
easyJet PLC	54,255	1,389
Experian PLC	330,024	5,832
Fiat Chrysler Automobiles N.V.	42,833	590
Fiat Chrysler Automobiles N.V. (New York Exchange)	262,441	3,672
Fresnillo PLC	75,229	787
G4S PLC	532,291	1,768
GKN PLC	577,208	2,620
GlaxoSmithKline PLC	1,651,864	33,364
Hammerson PLC	263,985	2,333
Hargreaves Lansdown PLC	89,631	1,985
HSBC Holdings PLC	6,638,890	52,390
ICAP PLC	190,113	1,427
IMI PLC	93,247	1,176
Imperial Tobacco Group PLC	324,875	17,087
Inmarsat PLC	151,441	2,523
InterContinental Hotels Group PLC	79,900	3,100
International Consolidated Airlines Group S.A.	278,068	2,479
Intertek Group PLC	54,155	2,215
Intu Properties PLC	322,721	1,508
ITV PLC	1,298,952	5,293
J Sainsbury PLC	462,120	1,761
Johnson Matthey PLC	69,071	2,682
Kingfisher PLC	781,832	3,786
Land Securities Group PLC	268,760	4,660
Legal & General Group PLC	2,018,202	7,959
Lloyds Banking Group PLC	19,379,321	20,858
London Stock Exchange Group PLC	106,322	4,297
Marks & Spencer Group PLC	557,009	3,702
Meggitt PLC	265,832	1,466
Melrose Industries PLC	341,689	1,458
Merlin Entertainments PLC	244,443	1,638
National Grid PLC	1,273,184	17,512
Next PLC	49,270	5,282
Old Mutual PLC	1,671,167	4,400
Pearson PLC	277,528	2,999
Persimmon PLC*	103,520	3,092
Petrofac Ltd.	88,859	1,041
Provident Financial PLC	49,444	2,449
Prudential PLC	872,410	19,531
Randgold Resources Ltd.	31,234	1,927
Reckitt Benckiser Group PLC	217,360	20,008
RELX N.V.	337,185	5,670
RELX PLC	214,853	3,768
RELX PLC (London Exchange)	164,093	2,877
Rexam PLC	242,638	2,152
Rio Tinto Ltd.	143,805	4,640
Rio Tinto PLC	425,258	12,393
Rolls-Royce Holdings PLC*	623,451	5,277
Royal Bank of Scotland Group PLC*	1,177,774	5,211
Royal Dutch Shell PLC, Class A	284	7
Royal Dutch Shell PLC, Class A (London Exchange)	1,328,620	29,849
Royal Dutch Shell PLC, Class B	827,546	18,896

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
United Kingdom - 19.5% continued
Royal Mail PLC	301,494	$1,962
RSA Insurance Group PLC	341,357	2,145
SABMiller PLC	329,384	19,730
Sage Group (The) PLC	365,074	3,246
Schroders PLC	42,714	1,860
Segro PLC	257,359	1,625
Severn Trent PLC	79,493	2,549
Shire PLC	200,871	13,766
Sky PLC	350,649	5,737
Smith & Nephew PLC	303,930	5,380
Smiths Group PLC	132,119	1,828
Sports Direct International PLC*	93,387	792
SSE PLC	337,799	7,564
St. James’s Place PLC	176,436	2,602
Standard Chartered PLC	1,110,652	9,214
Standard Life PLC	666,944	3,827
Tate & Lyle PLC	159,844	1,409
Taylor Wimpey PLC	1,099,881	3,284
Tesco PLC*	2,756,827	6,068
Travis Perkins PLC	83,859	2,423
Unilever N.V. - CVA	552,876	23,954
Unilever PLC	435,676	18,655
United Utilities Group PLC	229,984	3,170
Vodafone Group PLC	9,009,057	29,140
Weir Group (The) PLC	73,431	1,080
Whitbread PLC	61,908	4,001
William Hill PLC	304,009	1,774
Wm Morrison Supermarkets PLC	761,217	1,652
WPP PLC	439,242	10,110

		819,329

United States - 0.1%
Carnival PLC	62,486	3,548

Total Common Stocks(3) (Cost $3,763,227)		4,136,465

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	18,708	1,567
FUCHS PETROLUB S.E.	23,726	1,121
Henkel A.G. & Co. KGaA	60,465	6,740
Porsche Automobil Holding S.E.	51,665	2,800
Volkswagen A.G.	62,964	9,122

		21,350

Spain - 0.0%
Grifols S.A., Class B	4,066	131

Total Preferred Stocks(3) (Cost $20,418)		21,481

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) *	125,708	—

Italy - 0.0%
Unione di Banche Italiane S.p.A.*	317,604	—

Singapore - 0.0%
Ascendas Real Estate Investment Trust*	26,095	1

Spain - 0.0%
Repsol S.A.*	360,295	180

Total Rights (Cost $184)		181

INVESTMENT COMPANIES - 0.5%
iShares MSCI EAFE ETF	365,440	21,470

Total Investment Companies (Cost $21,830)		21,470

Total Investments - 99.2% (Cost $3,805,659)		4,179,597

Other Assets less Liabilities - 0.8%		33,148

NET ASSETS - 100.0%		$4,212,745

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    12     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Citibank	United States Dollar	2,400	British Pound	1,608	3/16/16	$(30)
Citibank	United States Dollar	4,416	British Pound	2,916	3/16/16	(117)
Citibank	United States Dollar	7,980	Euro	7,213	3/16/16	(126)
Citibank	United States Dollar	500	Swiss Franc	494	3/16/16	(5)
JPMorgan Chase	United States Dollar	4,600	Euro	4,232	3/16/16	8
JPMorgan Chase	United States Dollar	5,625	Japanese Yen	677,708	3/16/16	24
Morgan Stanley	United States Dollar	739	Australian Dollar	1,025	3/16/16	5
Morgan Stanley	United States Dollar	660	Danish Krone	4,466	3/16/16	(8)
Morgan Stanley	United States Dollar	4,510	Japanese Yen	551,944	3/16/16	91
Morgan Stanley	United States Dollar	1,270	Japanese Yen	153,234	3/16/16	7
Morgan Stanley	United States Dollar	291	Swiss Franc	284	3/16/16	(6)
Morgan Stanley	United States Dollar	1,610	Swiss Franc	1,597	3/16/16	(10)
Societe Generale	United States Dollar	1,280	Australian Dollar	1,802	3/16/16	28
Societe Generale	United States Dollar	120	Hong Kong Dollar	928	3/16/16	— *
Societe Generale	United States Dollar	155	Singapore Dollar	220	3/16/16	(1)
Societe Generale	United States Dollar	1,202	Swedish Krona	10,199	3/16/16	9
Toronto-Dominion Bank	United States Dollar	1,050	British Pound	706	3/16/16	(9)

Total						$(140)

*	Amount rounds to less than one thousand.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	396	$14,124	Long	3/16	$253
FTSE 100 Index (British Pound)	88	8,041	Long	3/16	337
Hang Seng Index (Hong Kong Dollar)	7	989	Long	1/16	(7)
SPI 200 Index (Australian Dollar)	29	2,777	Long	3/16	182
Topix Index (Japanese Yen)	62	7,982	Long	3/16	(227)
Nikkei 225 (Japanese Yen)	13	1,015	Long	3/16	(50)

Total					$488

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	11.9
Energy	4.5
Financials	25.6
Health Care	11.9
Industrials	12.6
Information Technology	5.2
Materials	6.4
Telecommunication Services	4.9
Utilities	3.8

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.4%
Japanese Yen	23.3
British Pound	19.4
Swiss Franc	9.3
Australian Dollar	6.8
All other currencies less than 5%	10.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$—	$288,085	$—	$288,085
Hong Kong	536	129,085	—	129,621
Ireland	495	16,100	—	16,595
Israel	4,201	27,715	—	31,916
Japan	4,371	964,231	—	968,602
Netherlands	5,408	89,255	—	94,663
Portugal	—	6,212	10	6,222
United Kingdom	3,671	815,658	—	819,329
All Other Countries(1)	—	1,781,432	—	1,781,432

Total Common Stocks	18,682	4,117,773	10	4,136,465

Preferred Stocks(1)	—	21,481	—	21,481
Rights
Singapore	—	1	—	1
Spain	180	—	—	180

Total Rights	180	1	—	181

Investment Companies	21,470	—	—	21,470

Total Investments	$40,332	$4,139,255	$10	$4,179,597

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$772	$—	$—	$772
Forward Foreign Currency Exchange Contracts	—	172	—	172
Liabilities
Futures Contracts	(284)	—	—	(284)
Forward Foreign Currency Exchange Contracts	—	(312)	—	(312)

Total Other Financial Instruments	$488	$(140)	$—	$348

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Spain	$2,643	Valuations at official close price with foreign fair value adjustment

EQUITY INDEX FUNDS    14     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stock
Portugal	$9	$—	$1	$—	$—	$—	$—	$10	$1

The Fund valued the securities included in the Balance as of 12/31/15 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,952,172

Gross tax appreciation of investments	$657,404
Gross tax depreciation of investments	(429,979)

Net tax appreciation of investments	$227,425

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$9,785	$757,174	$766,959	$1	$—

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.8%
B/E Aerospace, Inc.	109,728	$4,649
Esterline Technologies Corp.*	30,908	2,503
Huntington Ingalls Industries, Inc.	49,294	6,253
KLX, Inc.*	54,989	1,693
Orbital ATK, Inc.	61,712	5,513
Teledyne Technologies, Inc.*	37,305	3,309
Triumph Group, Inc.	51,788	2,059
Woodward, Inc.	59,497	2,955

		28,934

Apparel & Textile Products - 0.8%
Carter’s, Inc.	54,475	4,850
Deckers Outdoor Corp.*	33,771	1,594
Kate Spade & Co.*	133,377	2,370
Skechers U.S.A., Inc., Class A*	136,382	4,120

		12,934

Asset Management - 1.3%
Eaton Vance Corp.	123,533	4,006
Federated Investors, Inc., Class B	99,084	2,839
Janus Capital Group, Inc.	153,346	2,161
SEI Investments Co.	145,102	7,603
Waddell & Reed Financial, Inc., Class A	87,349	2,504
WisdomTree Investments, Inc.	119,969	1,881

		20,994

Automotive - 0.5%
Dana Holding Corp.	159,608	2,203
Gentex Corp.	306,404	4,905

		7,108

Banking - 6.2%
Associated Banc-Corp	157,575	2,955
BancorpSouth, Inc.	88,285	2,118
Bank of Hawaii Corp.	45,421	2,857
Bank of the Ozarks, Inc.	85,380	4,223
Cathay General Bancorp	78,741	2,467
Commerce Bancshares, Inc.	87,783	3,734
Cullen/Frost Bankers, Inc.	57,507	3,450
East West Bancorp, Inc.	151,013	6,276
First Horizon National Corp.	250,916	3,643
First Niagara Financial Group, Inc.	372,159	4,038
FirstMerit Corp.	174,541	3,255
Fulton Financial Corp.	183,255	2,384
Hancock Holding Co.	80,892	2,036
International Bancshares Corp.	58,601	1,506
New York Community Bancorp, Inc.	508,702	8,302
PacWest Bancorp	118,627	5,113
Prosperity Bancshares, Inc.	68,989	3,302
Signature Bank*	52,771	8,094
SVB Financial Group*	54,041	6,426
Synovus Financial Corp.	137,051	4,438
TCF Financial Corp.	177,252	2,503
Trustmark Corp.	71,018	1,636
Umpqua Holdings Corp.	231,067	3,674
Valley National Bancorp	234,052	2,305
Washington Federal, Inc.	97,480	2,323
Webster Financial Corp.	96,300	3,581

		96,639

Biotechnology & Pharmaceuticals - 0.7%
Akorn, Inc.*	83,961	3,133
United Therapeutics Corp.*	47,873	7,497

		10,630

Chemicals - 2.8%
Albemarle Corp.	117,741	6,595
Ashland, Inc.	66,036	6,782
Cabot Corp.	65,421	2,674
Chemours (The) Co.	188,725	1,012
Minerals Technologies, Inc.	36,307	1,665
NewMarket Corp.	10,566	4,023
Olin Corp.	172,946	2,985
PolyOne Corp.	90,314	2,868
RPM International, Inc.	139,771	6,158
Sensient Technologies Corp.	47,316	2,972
Valspar (The) Corp.	76,738	6,366

		44,100

Commercial Services - 1.9%
CEB, Inc.	34,534	2,120
Deluxe Corp.	51,465	2,807
FTI Consulting, Inc.*	44,227	1,533
ManpowerGroup, Inc.	77,261	6,512
R.R. Donnelley & Sons Co.	219,339	3,229
Rollins, Inc.	98,539	2,552
Sotheby’s	62,721	1,616
Towers Watson & Co., Class A	72,837	9,356

		29,725

Construction Materials - 1.0%
Carlisle Cos., Inc.	68,197	6,048
Eagle Materials, Inc.	52,673	3,183
Louisiana-Pacific Corp.*	149,562	2,694

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Construction Materials - 1.0% continued
MDU Resources Group, Inc.	204,978	$3,755

		15,680

Consumer Products - 3.7%
Avon Products, Inc.	456,055	1,847
Boston Beer (The) Co., Inc., Class A*	10,053	2,030
Dean Foods Co.	96,401	1,653
Edgewell Personal Care Co.	63,020	4,939
Energizer Holdings, Inc.	65,180	2,220
Flowers Foods, Inc.	195,880	4,210
Hain Celestial Group (The), Inc.*	108,087	4,366
Ingredion, Inc.	75,031	7,191
Jarden Corp.*	217,248	12,409
Lancaster Colony Corp.	20,309	2,345
Post Holdings, Inc.*	65,138	4,019
Tootsie Roll Industries, Inc.	18,778	593
TreeHouse Foods, Inc.*	45,195	3,546
WhiteWave Foods (The) Co.*	184,872	7,193

		58,561

Consumer Services - 0.7%
Aaron’s, Inc.	67,895	1,520
DeVry Education Group, Inc.	60,370	1,528
Graham Holdings Co., Class B	4,701	2,280
Rent-A-Center, Inc.	55,917	837
Service Corp. International	206,121	5,363

		11,528

Containers & Packaging - 1.5%
AptarGroup, Inc.	65,493	4,758
Bemis Co., Inc.	100,718	4,501
Greif, Inc., Class A	26,936	830
Packaging Corp. of America	101,796	6,418
Silgan Holdings, Inc.	42,424	2,279
Sonoco Products Co.	105,971	4,331

		23,117

Design, Manufacturing & Distribution - 1.0%
Arrow Electronics, Inc.*	98,179	5,319
Avnet, Inc.	138,597	5,938
Jabil Circuit, Inc.	198,658	4,627

		15,884

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	52,856	2,080

Distributors - Discretionary - 1.3%
Ingram Micro, Inc., Class A	163,563	4,969
LKQ Corp.*	320,433	9,494
SYNNEX Corp.	30,351	2,730
Tech Data Corp.*	36,659	2,433

		19,626

Electrical Equipment - 3.0%
A.O. Smith Corp.	78,571	6,019
Acuity Brands, Inc.	45,926	10,738
Belden, Inc.	43,815	2,089
Cognex Corp.	88,865	3,001
Hubbell, Inc.	57,120	5,771
Keysight Technologies, Inc.*	178,441	5,055
Lennox International, Inc.	42,069	5,255
National Instruments Corp.	105,308	3,021
Trimble Navigation Ltd.*	262,805	5,637

		46,586

Engineering & Construction Services - 0.6%
AECOM*	159,041	4,776
Granite Construction, Inc.	41,293	1,772
KBR, Inc.	150,776	2,551

		9,099

Forest & Paper Products - 0.2%
Domtar Corp.	65,847	2,433

Gaming, Lodging & Restaurants - 2.1%
Brinker International, Inc.	62,478	2,996
Buffalo Wild Wings, Inc.*	20,037	3,199
Cheesecake Factory (The), Inc.	47,314	2,181
Cracker Barrel Old Country Store, Inc.	25,072	3,180
Domino’s Pizza, Inc.	57,347	6,380
Dunkin’ Brands Group, Inc.	97,206	4,140
Jack in the Box, Inc.	37,453	2,873
Panera Bread Co., Class A*	24,970	4,864
Wendy’s (The) Co.	228,631	2,462

		32,275

Hardware - 2.3%
3D Systems Corp.*	111,515	969
ARRIS Group, Inc.*	141,377	4,322
Ciena Corp.*	132,789	2,747
Diebold, Inc.	67,876	2,042
FEI Co.	42,827	3,417
InterDigital, Inc.	37,152	1,822
Knowles Corp.*	92,375	1,231
Lexmark International, Inc., Class A	65,009	2,110

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Hardware - 2.3% continued
NCR Corp.*	129,660	$3,172
NetScout Systems, Inc.*	103,879	3,189
Plantronics, Inc.	35,508	1,684
Polycom, Inc.*	138,199	1,740
VeriFone Systems, Inc.*	120,412	3,374
Zebra Technologies Corp., Class A*	54,644	3,806

		35,625

Health Care Facilities & Services - 3.4%
Amsurg Corp.*	56,615	4,303
Centene Corp.*	125,046	8,229
Charles River Laboratories International, Inc.*	48,940	3,934
Community Health Systems, Inc.*	124,041	3,291
Health Net, Inc.*	81,063	5,550
LifePoint Health, Inc.*	45,613	3,348
MEDNAX, Inc.*	98,656	7,070
Molina Healthcare, Inc.*	42,894	2,579
Owens & Minor, Inc.	66,230	2,383
PAREXEL International Corp.*	55,840	3,804
VCA, Inc.*	84,592	4,652
WellCare Health Plans, Inc.*	46,289	3,620

		52,763

Home & Office Products - 2.7%
CalAtlantic Group, Inc.	80,112	3,038
Fortune Brands Home & Security, Inc.	167,516	9,297
Herman Miller, Inc.	62,569	1,796
HNI Corp.	46,236	1,667
KB Home	96,227	1,187
MDC Holdings, Inc.	40,623	1,037
NVR, Inc.*	3,857	6,337
Scotts Miracle-Gro (The) Co., Class A	47,678	3,076
Tempur Sealy International, Inc.*	65,300	4,601
Toll Brothers, Inc.*	170,223	5,668
TRI Pointe Group, Inc.*	152,584	1,933
Tupperware Brands Corp.	52,707	2,933

		42,570

Industrial Services - 0.4%
MSC Industrial Direct Co., Inc., Class A	50,703	2,853
Watsco, Inc.	26,884	3,149

		6,002

Institutional Financial Services - 1.1%
CBOE Holdings, Inc.	86,520	5,615
Raymond James Financial, Inc.	133,667	7,749
Stifel Financial Corp.*	72,802	3,084

		16,448

Insurance - 5.3%
Alleghany Corp.*	16,334	7,807
American Financial Group, Inc.	75,110	5,414
Arthur J Gallagher & Co.	185,385	7,590
Aspen Insurance Holdings Ltd.	63,694	3,076
Brown & Brown, Inc.	122,668	3,938
CNO Financial Group, Inc.	194,961	3,722
Endurance Specialty Holdings Ltd.	64,331	4,117
Everest Re Group Ltd.	45,160	8,268
Genworth Financial, Inc., Class A*	522,706	1,950
Hanover Insurance Group (The), Inc.	45,361	3,690
Kemper Corp.	50,422	1,878
Mercury General Corp.	38,189	1,778
Old Republic International Corp.	255,125	4,753
Primerica, Inc.	50,529	2,386
Reinsurance Group of America, Inc.	69,017	5,904
RenaissanceRe Holdings Ltd.	45,912	5,197
StanCorp Financial Group, Inc.	44,382	5,054
WR Berkley Corp.	103,493	5,666

		82,188

Iron & Steel - 1.0%
Allegheny Technologies, Inc.	114,423	1,287
Carpenter Technology Corp.	51,215	1,551
Commercial Metals Co.	121,993	1,670
Reliance Steel & Aluminum Co.	75,241	4,357
Steel Dynamics, Inc.	254,217	4,543
United States Steel Corp.	154,651	1,234
Worthington Industries, Inc.	48,538	1,463

		16,105

Leisure Products - 1.0%
Brunswick Corp.	95,608	4,829
Polaris Industries, Inc.	63,997	5,501
Thor Industries, Inc.	47,790	2,684
Vista Outdoor, Inc.*	65,118	2,898

		15,912

Machinery - 2.8%
AGCO Corp.	77,102	3,500
Crane Co.	51,823	2,479
Graco, Inc.	58,665	4,228
IDEX Corp.	80,317	6,153
ITT Corp.	93,787	3,406

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Machinery - 2.8% continued
Joy Global, Inc.	102,502	$1,293
Kennametal, Inc.	83,839	1,610
Lincoln Electric Holdings, Inc.	69,102	3,586
MSA Safety, Inc.	33,288	1,447
Nordson Corp.	56,329	3,613
Oshkosh Corp.	78,351	3,059
Regal Beloit Corp.	46,827	2,740
Terex Corp.	113,733	2,102
Toro (The) Co.	57,518	4,203

		43,419

Manufactured Goods - 0.3%
Timken (The) Co.	76,109	2,176
Valmont Industries, Inc.	24,140	2,559

		4,735

Media - 1.0%
AMC Networks, Inc., Class A*	63,934	4,775
Cable One, Inc.	4,684	2,031
DreamWorks Animation SKG, Inc., Class A*	74,407	1,917
John Wiley & Sons, Inc., Class A	51,762	2,331
Meredith Corp.	39,479	1,707
New York Times (The) Co., Class A	130,222	1,748
Time, Inc.	114,924	1,801

		16,310

Medical Equipment & Devices - 5.5%
Align Technology, Inc.*	75,816	4,992
Bio-Rad Laboratories, Inc., Class A*	21,792	3,022
Bio-Techne Corp.	39,126	3,521
Catalent, Inc.*	102,864	2,575
Cooper (The) Cos., Inc.	51,006	6,845
Halyard Health, Inc.*	48,846	1,632
Hill-Rom Holdings, Inc.	59,387	2,854
Hologic, Inc.*	258,196	9,990
IDEXX Laboratories, Inc.*	95,417	6,958
LivaNova PLC*	44,447	2,639
Mettler-Toledo International, Inc.	28,689	9,729
ResMed, Inc.	146,504	7,866
Sirona Dental Systems, Inc.*	58,634	6,425
STERIS PLC	90,065	6,785
Teleflex, Inc.	43,633	5,736
West Pharmaceutical Services, Inc.	75,664	4,556

		86,125

Metals & Mining - 0.3%
Compass Minerals International, Inc.	35,302	2,657
Royal Gold, Inc.	68,441	2,496

		5,153

Oil, Gas & Coal - 3.2%
Atwood Oceanics, Inc.	60,667	621
California Resources Corp.	330,891	771
Denbury Resources, Inc.	363,153	734
Dril-Quip, Inc.*	40,189	2,380
Energen Corp.	82,692	3,390
Gulfport Energy Corp.*	113,976	2,800
HollyFrontier Corp.	191,927	7,656
Murphy USA, Inc.*	40,977	2,489
Nabors Industries Ltd.	296,543	2,524
Noble Corp. PLC	253,682	2,676
NOW, Inc.*	112,302	1,777
Oceaneering International, Inc.	102,810	3,857
Oil States International, Inc.*	53,120	1,448
Patterson-UTI Energy, Inc.	154,776	2,334
QEP Resources, Inc.	169,115	2,266
Rowan Cos. PLC, Class A	130,644	2,214
SM Energy Co.	71,277	1,401
Superior Energy Services, Inc.	158,224	2,131
Western Refining, Inc.	72,563	2,585
World Fuel Services Corp.	74,154	2,852
WPX Energy, Inc.*	246,083	1,412

		50,318

Passenger Transportation - 1.2%
Alaska Air Group, Inc.	132,280	10,650
JetBlue Airways Corp.*	330,517	7,486

		18,136

Real Estate - 0.6%
Alexander & Baldwin, Inc.	48,464	1,711
Jones Lang LaSalle, Inc.	47,250	7,554
RMR Group (The), Inc., Class A(1) *	1	—

		9,265

Real Estate Investment Trusts - 10.7%
Alexandria Real Estate Equities, Inc.	76,046	6,871
American Campus Communities, Inc.	117,856	4,872
BioMed Realty Trust, Inc.	211,747	5,016
Camden Property Trust	91,127	6,995
Care Capital Properties, Inc.	87,622	2,679
Communications Sales & Leasing, Inc.	126,491	2,364
Corporate Office Properties Trust	99,669	2,176

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 10.7% continued
Corrections Corp. of America	123,066	$3,260
Douglas Emmett, Inc.	146,256	4,560
Duke Realty Corp.	362,101	7,611
Equity One, Inc.	77,538	2,105
Extra Space Storage, Inc.	129,444	11,418
Federal Realty Investment Trust	72,796	10,635
Highwoods Properties, Inc.	100,012	4,361
Hospitality Properties Trust	159,013	4,158
Kilroy Realty Corp.	96,721	6,120
Lamar Advertising Co., Class A	85,945	5,155
LaSalle Hotel Properties	118,190	2,974
Liberty Property Trust	155,172	4,818
Mack-Cali Realty Corp.	93,430	2,182
Mid-America Apartment Communities, Inc.	79,032	7,177
National Retail Properties, Inc.	142,723	5,716
Omega Healthcare Investors, Inc.	172,647	6,039
Post Properties, Inc.	56,974	3,371
Potlatch Corp.	42,794	1,294
Rayonier, Inc.	129,550	2,876
Rayonier, Inc. - (Fractional Shares)(2)	50,000	—
Regency Centers Corp.	98,762	6,728
Senior Housing Properties Trust	249,026	3,696
Sovran Self Storage, Inc.	37,914	4,069
Tanger Factory Outlet Centers, Inc.	99,711	3,261
Taubman Centers, Inc.	63,166	4,846
UDR, Inc.	274,813	10,325
Urban Edge Properties	96,780	2,269
Weingarten Realty Investors	119,365	4,128
WP Glimcher, Inc.	194,008	2,058

		168,183

Recreational Facilities & Services - 0.5%
Cinemark Holdings, Inc.	110,545	3,696
International Speedway Corp., Class A	28,024	945
Live Nation Entertainment, Inc.*	152,795	3,754

		8,395

Renewable Energy - 0.1%
SunEdison, Inc.*	330,073	1,680

Retail - Consumer Staples - 0.8%
Big Lots, Inc.	51,728	1,994
Casey’s General Stores, Inc.	40,921	4,929
CST Brands, Inc.	79,239	3,101
SUPERVALU, Inc.*	277,590	1,882
TravelCenters of America LLC - (Fractional Shares)(2) *	80,000	—

		11,906

Retail - Discretionary - 2.6%
Abercrombie & Fitch Co., Class A	70,082	1,892
American Eagle Outfitters, Inc.	188,302	2,919
Ascena Retail Group, Inc.*	182,020	1,793
Cabela’s, Inc.*	51,807	2,421
Chico’s FAS, Inc.	145,800	1,556
Copart, Inc.*	106,888	4,063
Dick’s Sporting Goods, Inc.	94,454	3,339
Foot Locker, Inc.	144,018	9,374
Guess?, Inc.	67,091	1,266
HSN, Inc.	33,769	1,711
J.C. Penney Co., Inc.*	322,037	2,145
Office Depot, Inc.*	517,594	2,919
Williams-Sonoma, Inc.	87,621	5,118

		40,516

Semiconductors - 2.2%
Advanced Micro Devices, Inc.*	675,374	1,938
Atmel Corp.	440,935	3,797
Cree, Inc.*	108,214	2,886
Cypress Semiconductor Corp.*	351,176	3,445
Fairchild Semiconductor
International, Inc.*	118,511	2,454
Integrated Device Technology, Inc.*	153,738	4,051
Intersil Corp., Class A	139,650	1,782
IPG Photonics Corp.*	38,176	3,404
Silicon Laboratories, Inc.*	40,359	1,959
Synaptics, Inc.*	37,873	3,043
Teradyne, Inc.	215,798	4,461
Vishay Intertechnology, Inc.	142,761	1,720

		34,940

Software - 5.1%
ACI Worldwide, Inc.*	123,588	2,645
Acxiom Corp.*	81,617	1,707
Allscripts Healthcare Solutions, Inc.*	198,008	3,045
ANSYS, Inc.*	93,363	8,636
Cadence Design Systems, Inc.*	312,123	6,495
CDK Global, Inc.	167,273	7,941
CommVault Systems, Inc.*	44,108	1,736
Fortinet, Inc.*	153,635	4,789
Manhattan Associates, Inc.*	76,685	5,074
Mentor Graphics Corp.	104,541	1,926

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Software - 5.1% continued
NeuStar, Inc., Class A*	55,918	$1,340
PTC, Inc.*	120,241	4,164
Rackspace Hosting, Inc.*	120,207	3,044
SolarWinds, Inc.*	65,482	3,857
Solera Holdings, Inc.	70,517	3,867
Synopsys, Inc.*	163,649	7,464
Tyler Technologies, Inc.*	34,059	5,937
Ultimate Software Group (The), Inc.*	30,072	5,879

		79,546

Specialty Finance - 2.0%
CoreLogic, Inc.*	92,697	3,139
First American Financial Corp.	114,205	4,100
GATX Corp.	44,653	1,900
Global Payments, Inc.	136,249	8,789
Jack Henry & Associates, Inc.	83,724	6,536
SLM Corp.*	446,823	2,913
WEX, Inc.*	40,571	3,586

		30,963

Technology Services - 3.6%
Broadridge Financial Solutions, Inc.	124,365	6,682
Computer Sciences Corp.	145,589	4,758
Convergys Corp.	101,903	2,536
DST Systems, Inc.	34,125	3,892
FactSet Research Systems, Inc.	43,471	7,067
Fair Isaac Corp.	32,633	3,074
Gartner, Inc.*	86,913	7,883
Leidos Holdings, Inc.	67,283	3,785
MarketAxess Holdings, Inc.	39,098	4,363
MAXIMUS, Inc.	68,538	3,855
MSCI, Inc.	96,921	6,991
Science Applications International Corp.	43,394	1,987

		56,873

Telecom - 0.4%
j2 Global, Inc.	48,366	3,981
Telephone & Data Systems, Inc.	98,801	2,558

		6,539

Transportation & Logistics - 0.9%
Genesee & Wyoming, Inc., Class A*	59,808	3,211
Kirby Corp.*	56,548	2,975
Landstar System, Inc.	45,265	2,655
Old Dominion Freight Line, Inc.*	72,669	4,293
Werner Enterprises, Inc.	46,370	1,085

		14,219

Transportation Equipment - 0.7%
Trinity Industries, Inc.	160,352	3,852
Wabtec Corp.	101,244	7,200

		11,052

Utilities - 4.8%
Alliant Energy Corp.	118,943	7,428
Aqua America, Inc.	185,119	5,516
Atmos Energy Corp.	106,466	6,712
Black Hills Corp.	53,506	2,484
Cleco Corp.	63,407	3,310
Great Plains Energy, Inc.	161,507	4,411
Hawaiian Electric Industries, Inc.	112,810	3,266
IDACORP, Inc.	52,663	3,581
National Fuel Gas Co.	88,754	3,794
OGE Energy Corp.	209,612	5,511
ONE Gas, Inc.	54,802	2,749
PNM Resources, Inc.	83,548	2,554
Questar Corp.	183,557	3,576
Talen Energy Corp.*	67,294	419
UGI Corp.	181,001	6,111
Vectren Corp.	86,561	3,672
Westar Energy, Inc.	148,422	6,295
WGL Holdings, Inc.	52,225	3,290

		74,679

Waste & Environment Services & Equipment - 1.0%
CLARCOR, Inc.	52,604	2,613
Clean Harbors, Inc.*	55,170	2,298
Donaldson Co., Inc.	129,288	3,705
Waste Connections, Inc.	128,388	7,231

		15,847

Total Common Stocks (Cost $1,298,411)		1,544,345

INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(3)	19,321,908	19,322

Total Investment Companies (Cost $19,322)		19,322

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 3/31/16(4) (5)	$1,145	$1,145

Total Short-Term Investments (Cost $1,145)		1,145

Total Investments - 100.0% (Cost $1,318,878)		1,564,812

Other Assets less Liabilities - 0.0%		11

NET ASSETS - 100.0%		$1,564,823

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	164	$22,853	Long	3/16	$(48)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	3.5
Energy	3.0
Financials	27.1
Health Care	9.9
Industrials	15.1
Information Technology	16.7
Materials	6.5
Telecommunication Services	0.2
Utilities	5.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,544,345	$—	$—	$1,544,345
Investment Companies	19,322	—	—	19,322
Short-Term Investments	—	1,145	—	1,145

Total Investments	$1,563,667	$1,145	$—	$1,564,812

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(48)	$—	$—	$(48)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,335,313

Gross tax appreciation of investments	$344,791
Gross tax depreciation of investments	(115,292)

Net tax appreciation of investments	$229,499

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$66,300	$251,979	$298,957	$4	$19,322

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.3%
AAR Corp.	19,796	$520
Aerojet Rocketdyne Holdings, Inc.*	34,814	545
Aerovironment, Inc.*	10,783	318
Astronics Corp.*	12,277	500
Ducommun, Inc.*	6,274	102
Esterline Technologies Corp.*	16,398	1,328
HEICO Corp.	10,706	582
HEICO Corp., Class A	22,173	1,091
KLX, Inc.*	29,279	902
Moog, Inc., Class A*	20,379	1,235
National Presto Industries, Inc.	2,667	221
Smith & Wesson Holding Corp.*	29,935	658
Sturm Ruger & Co., Inc.	10,402	620
TASER International, Inc.*	29,705	514
Teledyne Technologies, Inc.*	19,599	1,738
Woodward, Inc.	36,246	1,800

		12,674

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	15,713	574
Cherokee, Inc.*	4,674	81
Columbia Sportswear Co.	15,946	777
Crocs, Inc.*	42,943	440
Culp, Inc.	5,623	143
Deckers Outdoor Corp.*	18,137	856
G-III Apparel Group Ltd.*	22,166	981
Iconix Brand Group, Inc.*	26,515	181
Movado Group, Inc.	8,781	226
Oxford Industries, Inc.	8,141	520
Perry Ellis International, Inc.*	6,705	123
Sequential Brands Group, Inc.*	19,913	157
Steven Madden Ltd.*	31,267	945
Superior Uniform Group, Inc.	4,036	69
Tumi Holdings, Inc.*	31,221	519
Unifi, Inc.*	8,319	234
Vince Holding Corp.*	8,426	39
Weyco Group, Inc.	3,584	96
Wolverine World Wide, Inc.	57,313	958

		7,919

Asset Management - 0.6%
6D Global Technologies, Inc.*	10,791	31
Acacia Research Corp.	28,132	121
Altisource Asset Management Corp.*	494	9
Ashford, Inc.*	557	30
Associated Capital Group, Inc., Class A*	3,488	106
Calamos Asset Management, Inc., Class A	9,919	96
Cohen & Steers, Inc.	11,374	347
Diamond Hill Investment Group, Inc.	1,683	318
Fifth Street Asset Management, Inc.	3,402	11
Financial Engines, Inc.	28,790	969
GAMCO Investors, Inc., Class A	3,488	108
Janus Capital Group, Inc.	81,391	1,147
Ladenburg Thalmann Financial Services, Inc.*	57,686	159
Medley Management, Inc., Class A	3,439	20
OM Asset Management PLC	13,482	207
Oppenheimer Holdings, Inc., Class A	6,016	105
Pzena Investment Management, Inc., Class A	7,360	63
Real Industry, Inc.*	13,417	108
Safeguard Scientifics, Inc.*	11,387	165
Virtus Investment Partners, Inc.	3,817	448
Westwood Holdings Group, Inc.	4,357	227
WisdomTree Investments, Inc.	63,358	993
ZAIS Group Holdings, Inc.*	2,199	20

		5,808

Automotive - 1.1%
Actuant Corp., Class A	33,035	792
American Axle & Manufacturing Holdings, Inc.*	42,033	796
Blue Bird Corp.*	2,712	27
Cooper Tire & Rubber Co.	31,946	1,209
Cooper-Standard Holding, Inc.*	7,563	587
Dana Holding Corp.	84,787	1,170
Dorman Products, Inc.*	14,835	704
Federal-Mogul Holdings Corp.*	16,601	114
Gentherm, Inc.*	19,937	945
Horizon Global Corp.*	9,931	103
Metaldyne Performance Group, Inc.	6,418	118
Methode Electronics, Inc.	21,297	678
Miller Industries, Inc.	6,287	137
Modine Manufacturing Co.*	26,980	244
Motorcar Parts of America, Inc.*	10,084	341
Standard Motor Products, Inc.	11,049	420
Strattec Security Corp.	2,048	116
Superior Industries International, Inc.	12,889	237
Tenneco, Inc.*	32,103	1,474
Tower International, Inc.	11,624	332

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Automotive - 1.1% continued
TriMas Corp.*	25,148	$469

		11,013

Banking - 10.2%
1st Source Corp.	9,050	279
Access National Corp.	3,902	80
Allegiance Bancshares, Inc.*	1,660	39
American National Bankshares, Inc.	4,755	122
Ameris Bancorp*	17,833	606
Ames National Corp.	5,455	133
Anchor BanCorp Wisconsin, Inc.*	4,365	190
Arrow Financial Corp.	6,149	167
Astoria Financial Corp.	49,926	791
Banc of California, Inc.	20,396	298
BancFirst Corp.	4,116	241
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,716	433
Bancorp (The), Inc.*	19,337	123
BancorpSouth, Inc.	53,509	1,284
Bank Mutual Corp.	25,732	201
Bank of Marin Bancorp	3,248	173
Bank of the Ozarks, Inc.	43,290	2,141
BankFinancial Corp.	10,266	130
Banner Corp.	11,735	538
Bar Harbor Bankshares	3,455	119
BBCN Bancorp, Inc.	44,165	761
Bear State Financial, Inc.*	7,115	77
Beneficial Bancorp, Inc.*	45,918	612
Berkshire Hills Bancorp, Inc.	16,416	478
Blue Hills Bancorp, Inc.	15,466	237
BNC Bancorp	15,903	404
BofI Holding, Inc.*	34,104	718
Boston Private Financial Holdings, Inc.	46,245	524
Bridge Bancorp, Inc.	8,289	252
Brookline Bancorp, Inc.	38,987	448
Bryn Mawr Bank Corp.	9,866	283
BSB Bancorp, Inc.*	4,653	109
C1 Financial, Inc.*	3,424	83
Camden National Corp.	4,086	180
Capital Bank Financial Corp., Class A	12,502	400
Capital City Bank Group, Inc.	5,887	90
Capitol Federal Financial, Inc.	77,574	974
Cardinal Financial Corp.	17,731	403
Cascade Bancorp*	16,716	101
Cathay General Bancorp	44,368	1,390
CenterState Banks, Inc.	25,169	394
Central Pacific Financial Corp.	12,605	278
Century Bancorp, Inc., Class A	1,829	79
Charter Financial Corp.	9,198	122
Chemical Financial Corp.	18,749	643
Citizens & Northern Corp.	6,657	140
City Holding Co.	8,486	387
Clifton Bancorp, Inc.	15,249	219
CNB Financial Corp.	8,016	145
CoBiz Financial, Inc.	19,913	267
Columbia Banking System, Inc.	32,125	1,044
Community Bank System, Inc.	23,744	948
Community Trust Bancorp, Inc.	8,656	303
CommunityOne Bancorp*	7,043	95
ConnectOne Bancorp, Inc.	16,698	312
CU Bancorp*	9,433	239
Customers Bancorp, Inc.*	14,926	406
CVB Financial Corp.	59,039	999
Dime Community Bancshares, Inc.	17,132	300
Eagle Bancorp, Inc.*	16,631	839
Enterprise Bancorp, Inc.	4,067	93
Enterprise Financial Services Corp.	10,945	310
Equity Bancshares, Inc., Class A*	1,239	29
EverBank Financial Corp.	53,723	859
Farmers Capital Bank Corp.*	4,050	110
FCB Financial Holdings, Inc., Class A*	15,561	557
Fidelity Southern Corp.	9,844	220
Financial Institutions, Inc.	7,993	224
First BanCorp*	65,710	214
First Bancorp	10,883	204
First Bancorp, Inc.	5,857	120
First Busey Corp.	13,365	276
First Business Financial Services, Inc.	4,794	120
First Citizens BancShares, Inc., Class A	4,283	1,106
First Commonwealth Financial Corp.	49,297	447
First Community Bancshares, Inc.	9,090	169
First Connecticut Bancorp, Inc.	8,927	155
First Defiance Financial Corp.	5,073	192
First Financial Bancorp	34,329	620
First Financial Bankshares, Inc.	35,653	1,076
First Financial Corp.	6,118	208
First Interstate BancSystem, Inc., Class A	10,809	314
First Merchants Corp.	21,012	534
First Midwest Bancorp, Inc.	43,230	797

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Banking - 10.2% continued
First NBC Bank Holding Co.*	8,544	$319
First of Long Island (The) Corp.	6,696	201
FirstMerit Corp.	91,953	1,715
Flushing Financial Corp.	16,189	350
FNB Corp.	96,786	1,291
Fox Chase Bancorp, Inc.	6,598	134
Franklin Financial Network, Inc.*	2,937	92
Fulton Financial Corp.	97,857	1,273
German American Bancorp, Inc.	7,302	243
Glacier Bancorp, Inc.	41,961	1,113
Great Southern Bancorp, Inc.	5,740	260
Great Western Bancorp, Inc.	22,947	666
Green Bancorp, Inc.*	7,829	82
Guaranty Bancorp	8,081	134
Hampton Roads Bankshares, Inc.*	18,964	35
Hancock Holding Co.	43,177	1,087
Hanmi Financial Corp.	17,771	422
Heartland Financial USA, Inc.	10,030	315
Heritage Commerce Corp.*	13,649	163
Heritage Financial Corp.	16,748	316
Heritage Oaks Bancorp*	13,247	106
Hilltop Holdings, Inc.*	42,316	813
Hingham Institution for Savings	707	85
Home BancShares, Inc.	31,747	1,286
HomeTrust Bancshares, Inc.*	11,195	227
Horizon Bancorp	6,368	178
IBERIABANK Corp.	21,160	1,165
Independent Bank Corp.	12,587	192
Independent Bank Corp. (NASDAQ Exchange)	14,570	678
Independent Bank Group, Inc.	5,494	176
International Bancshares Corp.	30,198	776
Investors Bancorp, Inc.	192,772	2,398
Kearny Financial Corp.	51,903	658
Lakeland Bancorp, Inc.	20,909	247
Lakeland Financial Corp.	9,177	428
LegacyTexas Financial Group, Inc.	26,454	662
Live Oak Bancshares, Inc.	2,626	37
MainSource Financial Group, Inc.	12,074	276
MB Financial, Inc.	41,683	1,349
Mercantile Bank Corp.*	9,289	228
Merchants Bancshares, Inc.	2,836	89
Meridian Bancorp, Inc.	30,674	433
Metro Bancorp, Inc.	6,605	207
MidWestOne Financial Group, Inc.	4,509	137
National Bank Holdings Corp., Class A	16,670	356
National Bankshares, Inc.	3,833	136
National Commerce Corp.*	3,250	81
National Penn Bancshares, Inc.	77,769	959
NBT Bancorp, Inc.	24,541	684
NewBridge Bancorp*	19,623	239
Northfield Bancorp, Inc.	25,875	412
Northwest Bancshares, Inc.	56,204	753
OceanFirst Financial Corp.	7,389	148
OFG Bancorp	25,053	183
Old National Bancorp	64,733	878
Old Second Bancorp, Inc.*	16,920	133
Opus Bank	5,906	218
Oritani Financial Corp.	24,571	405
Pacific Continental Corp.	11,080	165
Pacific Premier Bancorp, Inc.*	12,027	256
Park National Corp.	7,283	659
Park Sterling Corp.	24,763	181
Peapack Gladstone Financial Corp.	8,498	175
Penns Woods Bancorp, Inc.	2,657	113
Peoples Bancorp, Inc.	10,337	195
Peoples Financial Services Corp.	4,373	167
People’s Utah Bancorp	1,224	21
Pinnacle Financial Partners, Inc.	19,951	1,025
Preferred Bank	6,407	212
PrivateBancorp, Inc.	43,637	1,790
Prosperity Bancshares, Inc.	38,865	1,860
Provident Financial Services, Inc.	36,511	736
QCR Holdings, Inc.	6,660	162
Renasant Corp.	22,323	768
Republic Bancorp, Inc., Class A	5,458	144
S&T Bancorp, Inc.	19,394	598
Sandy Spring Bancorp, Inc.	13,658	368
Seacoast Banking Corp. of Florida*	13,461	202
ServisFirst Bancshares, Inc.	12,409	590
Sierra Bancorp	6,709	118
Simmons First National Corp., Class A	16,575	851
South State Corp.	13,442	967
Southside Bancshares, Inc.	14,178	341
Southwest Bancorp, Inc.	10,738	188
State Bank Financial Corp.	19,935	419
Sterling Bancorp	66,532	1,079
Stock Yards Bancorp, Inc.	8,134	307
Stonegate Bank	6,250	205

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Banking - 10.2% continued
Suffolk Bancorp*	6,432	$182
Sun Bancorp, Inc.*	5,262	109
Talmer Bancorp, Inc., Class A	28,345	513
Territorial Bancorp, Inc.	4,805	133
Texas Capital Bancshares, Inc.*	25,411	1,256
Tompkins Financial Corp.	8,394	471
Towne Bank	25,329	529
TriCo Bancshares	12,451	342
TriState Capital Holdings, Inc.*	12,152	170
Triumph Bancorp, Inc.*	8,525	141
TrustCo Bank Corp. NY	52,941	325
Trustmark Corp.	37,374	861
UMB Financial Corp.	21,854	1,017
Umpqua Holdings Corp.	122,060	1,941
Union Bankshares Corp.	25,095	633
United Bankshares, Inc.	38,513	1,425
United Community Banks, Inc.	29,761	580
United Community Financial Corp.*	27,055	160
United Financial Bancorp, Inc.	27,697	357
Univest Corp. of Pennsylvania	11,073	231
Valley National Bancorp	128,363	1,264
Washington Federal, Inc.	52,552	1,252
Washington Trust Bancorp, Inc.	8,361	330
Waterstone Financial, Inc.	16,260	229
Webster Financial Corp.	50,369	1,873
WesBanco, Inc.	21,340	641
West Bancorporation, Inc.	8,883	175
Westamerica Bancorporation	14,174	663
Western Alliance Bancorp*	47,712	1,711
Wilshire Bancorp, Inc.	39,331	454
Wintrust Financial Corp.	26,327	1,277
WSFS Financial Corp.	17,069	552
Yadkin Financial Corp.	13,950	351

		99,362

Biotechnology & Pharmaceuticals - 7.9%
Abeona Therapeutics, Inc.*	5,625	19
ACADIA Pharmaceuticals, Inc.*	44,290	1,579
Acceleron Pharma, Inc.*	12,117	591
Aceto Corp.	16,222	438
Achillion Pharmaceuticals, Inc.*	65,346	705
Aclaris Therapeutics, Inc.*	3,193	86
Acorda Therapeutics, Inc.*	23,776	1,017
Adamas Pharmaceuticals, Inc.*	5,685	161
Aduro Biotech, Inc.*	4,568	129
Advaxis, Inc.*	16,634	167
Aegerion Pharmaceuticals, Inc.*	13,714	139
Aerie Pharmaceuticals, Inc.*	11,239	274
Affimed N.V.*	8,364	60
Agenus, Inc.*	41,775	190
Agile Therapeutics, Inc.*	5,635	55
Aimmune Therapeutics, Inc.*	6,086	112
Akebia Therapeutics, Inc.*	13,317	172
Albany Molecular Research, Inc.*	13,968	277
Alder Biopharmaceuticals, Inc.*	13,014	430
Alimera Sciences, Inc.*	16,877	41
AMAG Pharmaceuticals, Inc.*	19,172	579
Amicus Therapeutics, Inc.*	64,425	625
Amphastar Pharmaceuticals, Inc.*	17,368	247
Anacor Pharmaceuticals, Inc.*	22,769	2,572
ANI Pharmaceuticals, Inc.*	4,286	193
Anika Therapeutics, Inc.*	8,190	313
Antares Pharma, Inc.*	84,148	102
Anthera Pharmaceuticals, Inc.*	22,078	102
Applied Genetic Technologies Corp.*	4,765	97
Aratana Therapeutics, Inc.*	16,234	91
Ardelyx, Inc.*	9,250	168
Arena Pharmaceuticals, Inc.*	136,193	259
ARIAD Pharmaceuticals, Inc.*	93,091	582
Array BioPharma, Inc.*	78,748	332
Arrowhead Research Corp.*	32,390	199
Assembly Biosciences, Inc.*	7,839	59
Asterias Biotherapeutics, Inc.*	5,682	22
Atara Biotherapeutics, Inc.*	9,484	250
aTyr Pharma, Inc.*	3,297	32
Avalanche Biotechnologies, Inc.*	10,715	102
Axovant Sciences Ltd.*	7,739	140
Bellicum Pharmaceuticals, Inc.*	4,739	96
BioCryst Pharmaceuticals, Inc.*	40,349	416
BioDelivery Sciences International, Inc.*	26,452	127
BioSpecifics Technologies Corp.*	2,687	115
BioTime, Inc.*	31,498	129
Blueprint Medicines Corp.*	5,129	135
Calithera Biosciences, Inc.*	5,758	44
Cambrex Corp.*	17,384	819
Cara Therapeutics, Inc.*	10,871	183
Carbylan Therapeutics, Inc.*	6,495	24
Catabasis Pharmaceuticals, Inc.*	1,758	14
Catalyst Pharmaceuticals, Inc.*	41,210	101

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Biotechnology & Pharmaceuticals - 7.9% continued
Celldex Therapeutics, Inc.*	54,741	$858
Cellular Biomedicine Group, Inc.*	5,395	116
Cempra, Inc.*	17,732	552
ChemoCentryx, Inc.*	15,056	122
Chiasma, Inc.*	4,004	78
Chimerix, Inc.*	25,396	227
Cidara Therapeutics, Inc.*	2,544	44
Clovis Oncology, Inc.*	15,461	541
Coherus Biosciences, Inc.*	13,198	303
Collegium Pharmaceutical, Inc.*	3,607	99
Concert Pharmaceuticals, Inc.*	8,400	159
Corcept Therapeutics, Inc.*	33,548	167
Corium International, Inc.*	6,013	49
CorMedix, Inc.*	20,014	41
CTI BioPharma Corp.*	117,465	144
Curis, Inc.*	60,935	177
Cytokinetics, Inc.*	19,448	203
CytomX Therapeutics, Inc.*	4,257	89
CytRx Corp.*	36,793	98
Depomed, Inc.*	33,311	604
Dermira, Inc.*	8,503	294
Dicerna Pharmaceuticals, Inc.*	8,257	98
Dimension Therapeutics, Inc.*	3,113	35
Durect Corp.*	61,579	136
Dyax Corp.*	80,916	3,044
Dynavax Technologies Corp.*	20,415	493
Eagle Pharmaceuticals, Inc.*	4,814	427
Edge Therapeutics, Inc.*	4,671	58
Emergent BioSolutions, Inc.*	16,897	676
Enanta Pharmaceuticals, Inc.*	9,013	298
Endocyte, Inc.*	20,192	81
Epizyme, Inc.*	16,369	262
Esperion Therapeutics, Inc.*	7,177	160
Exelixis, Inc.*	125,311	707
Fibrocell Science, Inc.*	14,870	68
FibroGen, Inc.*	26,592	810
Five Prime Therapeutics, Inc.*	11,976	497
Flexion Therapeutics, Inc.*	7,606	147
Foamix Pharmaceuticals Ltd.*	12,366	100
Furiex Pharmaceuticals, Inc.(1) *	3,926	—
Galena Biopharma, Inc.*	89,960	132
Genocea Biosciences, Inc.*	12,037	63
Geron Corp.*	87,969	426
Global Blood Therapeutics, Inc.*	3,774	122
Halozyme Therapeutics, Inc.*	58,978	1,022
Heron Therapeutics, Inc.*	16,290	435
Heska Corp.*	3,097	120
Idera Pharmaceuticals, Inc.*	48,170	149
Ignyta, Inc.*	11,950	160
Immune Design Corp.*	6,191	124
ImmunoGen, Inc.*	47,909	650
Immunomedics, Inc.*	52,804	162
Impax Laboratories, Inc.*	39,860	1,704
Infinity Pharmaceuticals, Inc.*	27,647	217
Inovio Pharmaceuticals, Inc.*	40,179	270
Insmed, Inc.*	34,279	622
Insys Therapeutics, Inc.*	13,198	378
Intersect ENT, Inc.*	9,165	206
Intra-Cellular Therapies, Inc.*	14,815	797
Ironwood Pharmaceuticals, Inc.*	70,033	812
Karyopharm Therapeutics, Inc.*	12,655	168
Keryx Biopharmaceuticals, Inc.*	57,843	292
Kite Pharma, Inc.*	16,026	988
La Jolla Pharmaceutical Co.*	7,535	203
Lannett Co., Inc.*	14,738	591
Lexicon Pharmaceuticals, Inc.*	22,677	302
Ligand Pharmaceuticals, Inc.*	9,761	1,058
Lion Biotechnologies, Inc.*	24,680	191
Loxo Oncology, Inc.*	4,247	121
MacroGenics, Inc.*	17,512	542
MannKind Corp.*	137,936	200
Medicines (The) Co.*	36,789	1,374
Merrimack Pharmaceuticals, Inc.*	61,187	483
Mirati Therapeutics, Inc.*	6,284	199
Momenta Pharmaceuticals, Inc.*	34,019	505
MyoKardia, Inc.*	3,473	51
NantKwest, Inc.*	3,638	63
Natural Health Trends Corp.	4,315	145
Nature’s Sunshine Products, Inc.	5,978	60
Nektar Therapeutics*	73,099	1,232
Neos Therapeutics, Inc.*	3,019	43
Neurocrine Biosciences, Inc.*	47,455	2,685
NewLink Genetics Corp.*	11,567	421
Nivalis Therapeutics, Inc.*	2,749	21
Northwest Biotherapeutics, Inc.*	25,566	82
Novavax, Inc.*	148,933	1,250
Nutraceutical International Corp.*	4,729	122
Ocata Therapeutics, Inc.*	23,318	196

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Biotechnology & Pharmaceuticals - 7.9% continued
Omega Protein Corp.*	12,155	$270
Omeros Corp.*	21,086	332
OncoMed Pharmaceuticals, Inc.*	9,234	208
Oncothyreon, Inc.*	56,954	126
Ophthotech Corp.*	13,171	1,034
Orexigen Therapeutics, Inc.*	56,096	96
Organovo Holdings, Inc.*	50,616	126
Osiris Therapeutics, Inc.	10,408	108
Otonomy, Inc.*	8,089	224
Pacira Pharmaceuticals, Inc.*	20,241	1,554
Paratek Pharmaceuticals, Inc.*	6,664	126
PDL BioPharma, Inc.	91,484	324
Peregrine Pharmaceuticals, Inc.*	110,934	130
Pernix Therapeutics Holdings, Inc.*	23,759	70
Pfenex, Inc.*	8,938	111
Phibro Animal Health Corp., Class A	9,822	296
Portola Pharmaceuticals, Inc.*	27,722	1,426
POZEN, Inc.*	16,063	110
Prestige Brands Holdings, Inc.*	29,100	1,498
Progenics Pharmaceuticals, Inc.*	38,830	238
Proteon Therapeutics, Inc.*	4,197	65
Prothena Corp. PLC*	17,391	1,185
PTC Therapeutics, Inc.*	18,835	610
Radius Health, Inc.*	18,358	1,130
Raptor Pharmaceutical Corp.*	45,483	237
REGENXBIO, Inc.*	4,023	67
Regulus Therapeutics, Inc.*	15,488	135
Relypsa, Inc.*	18,285	518
Repligen Corp.*	18,256	516
Retrophin, Inc.*	19,592	378
Revance Therapeutics, Inc.*	10,181	348
Rigel Pharmaceuticals, Inc.*	50,011	152
Sage Therapeutics, Inc.*	7,703	449
Sagent Pharmaceuticals, Inc.*	12,309	196
Sangamo BioSciences, Inc.*	38,807	354
Sarepta Therapeutics, Inc.*	24,883	960
SciClone Pharmaceuticals, Inc.*	28,126	259
Seres Therapeutics, Inc.*	4,691	165
Sorrento Therapeutics, Inc.*	15,499	135
Spark Therapeutics, Inc.*	4,499	204
Spectrum Pharmaceuticals, Inc.*	38,001	229
Stemline Therapeutics, Inc.*	8,540	54
Sucampo Pharmaceuticals, Inc., Class A*	13,628	236
Supernus Pharmaceuticals, Inc.*	19,265	259
Synergy Pharmaceuticals, Inc.*	55,916	317
Synta Pharmaceuticals Corp.*	49,501	17
Synutra International, Inc.*	11,399	54
Teligent, Inc.*	22,598	201
TESARO, Inc.*	12,954	678
Tetraphase Pharmaceuticals, Inc.*	19,772	198
TG Therapeutics, Inc.*	19,985	238
TherapeuticsMD, Inc.*	70,782	734
Theravance Biopharma, Inc.*	14,256	234
Theravance, Inc.	47,562	501
Threshold Pharmaceuticals, Inc.*	35,878	17
Tobira Therapeutics, Inc.*	1,631	16
Tokai Pharmaceuticals, Inc.*	5,289	46
Trevena, Inc.*	17,394	183
Ultragenyx Pharmaceutical, Inc.*	21,355	2,396
USANA Health Sciences, Inc.*	3,165	404
Vanda Pharmaceuticals, Inc.*	22,918	213
Verastem, Inc.*	17,589	33
Versartis, Inc.*	12,285	152
Vitae Pharmaceuticals, Inc.*	7,255	131
Vital Therapies, Inc.*	9,167	106
VIVUS, Inc.*	58,716	60
Voyager Therapeutics, Inc.*	3,193	70
vTv Therapeutics, Inc., Class A*	2,613	18
XBiotech, Inc.*	2,194	24
Xencor, Inc.*	15,536	227
XenoPort, Inc.*	33,194	182
XOMA Corp.*	51,005	68
Zafgen, Inc.*	9,013	57
ZIOPHARM Oncology, Inc.*	63,731	530
Zogenix, Inc.*	13,497	199
Zynerba Pharmaceuticals, Inc.*	1,887	19

		76,703

Chemicals - 1.8%
A. Schulman, Inc.	16,294	499
American Vanguard Corp.	16,449	230
Arcadia Biosciences, Inc.*	4,302	13
Axiall Corp.	38,982	600
Balchem Corp.	17,262	1,050
Calgon Carbon Corp.	29,341	506
Chemtura Corp.*	37,264	1,016
Ferro Corp.*	40,633	452
FutureFuel Corp.	13,675	185
H.B. Fuller Co.	27,905	1,018

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Chemicals - 1.8% continued
Hawkins, Inc.	5,823	$208
Innophos Holdings, Inc.	11,016	319
Innospec, Inc.	13,449	730
Intrepid Potash, Inc.*	30,245	89
KMG Chemicals, Inc.	5,304	122
Koppers Holdings, Inc.*	11,203	205
Kraton Performance Polymers, Inc.*	17,569	292
Kronos Worldwide, Inc.	12,172	69
Landec Corp.*	14,719	174
LSB Industries, Inc.*	10,881	79
Lydall, Inc.*	9,437	335
Materion Corp.	11,090	311
Minerals Technologies, Inc.	19,279	884
Oil-Dri Corp. of America	2,638	97
Olin Corp.	91,536	1,580
OMNOVA Solutions, Inc.*	25,817	158
PolyOne Corp.	49,508	1,572
Quaker Chemical Corp.	7,403	572
Rayonier Advanced Materials, Inc.	22,280	218
Rentech, Inc.*	12,547	44
Sensient Technologies Corp.	25,909	1,628
Stepan Co.	10,710	532
Trecora Resources*	11,446	142
Trinseo S.A.*	6,364	180
Tronox Ltd., Class A	34,960	137
Univar, Inc.*	22,460	382
Valhi, Inc.	10,334	14
WD-40 Co.	8,114	800

		17,442

Commercial Services - 2.6%
ABM Industries, Inc.	31,068	884
Advisory Board (The) Co.*	23,565	1,169
Alarm.com Holdings, Inc.*	4,403	73
AMN Healthcare Services, Inc.*	26,406	820
ARC Document Solutions, Inc.*	22,395	99
Ascent Capital Group, Inc., Class A*	7,600	127
Barrett Business Services, Inc.	3,894	170
Brady Corp., Class A	26,567	610
Brink’s (The) Co.	27,048	781
Care.com, Inc.*	10,374	74
CBIZ, Inc.*	27,558	272
CDI Corp.	7,767	52
CEB, Inc.	18,581	1,141
Cimpress N.V.*	18,224	1,479
Collectors Universe, Inc.	3,800	59
CorVel Corp.*	4,911	216
CRA International, Inc.*	5,032	94
Cross Country Healthcare, Inc.*	17,980	295
Deluxe Corp.	27,732	1,512
Ennis, Inc.	14,381	277
Franklin Covey Co.*	6,659	111
FTI Consulting, Inc.*	23,099	801
G&K Services, Inc., Class A	11,116	699
GP Strategies Corp.*	7,097	178
Hackett Group (The), Inc.	13,120	211
Healthcare Services Group, Inc.	39,688	1,384
Heidrick & Struggles International, Inc.	10,300	280
Hill International, Inc.*	20,578	80
HMS Holdings Corp.*	49,185	607
Huron Consulting Group, Inc.*	12,857	764
Insperity, Inc.	10,813	521
Kelly Services, Inc., Class A	16,405	265
Kforce, Inc.	13,838	350
Korn/Ferry International	28,017	930
LifeLock, Inc.*	52,399	752
Multi-Color Corp.	7,018	420
National Research Corp., Class A	5,519	88
Navigant Consulting, Inc.*	26,834	431
On Assignment, Inc.*	28,723	1,291
Park-Ohio Holdings Corp.	4,874	179
Patriot National, Inc.*	4,551	31
Quad/Graphics, Inc.	15,576	145
Resources Connection, Inc.	20,948	342
RPX Corp.*	29,915	329
Sotheby’s	34,519	889
SP Plus Corp.*	9,292	222
TriNet Group, Inc.*	22,933	444
TrueBlue, Inc.*	23,295	600
UniFirst Corp.	8,258	860
Vectrus, Inc.*	5,747	120
Viad Corp.	11,158	315
Volt Information Sciences, Inc.*	5,135	42

		24,885

Construction Materials - 0.8%
Advanced Drainage Systems, Inc.	18,709	450
Apogee Enterprises, Inc.	16,209	705
Boise Cascade Co.*	21,943	560
Continental Building Products, Inc.*	17,749	310

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Construction Materials - 0.8% continued
Deltic Timber Corp.	6,162	$363
Headwaters, Inc.*	40,958	691
Louisiana-Pacific Corp.*	79,062	1,424
Patrick Industries, Inc.*	6,966	303
Ply Gem Holdings, Inc.*	11,801	148
Summit Materials, Inc., Class A*	17,630	353
Trex Co., Inc.*	17,809	678
United States Lime & Minerals, Inc.*	1,056	58
Universal Forest Products, Inc.	11,163	763
US Concrete, Inc.*	8,108	427

		7,233

Consumer Products - 2.4%
Alico, Inc.	2,118	82
Amplify Snack Brands, Inc.*	8,205	95
B&G Foods, Inc.	32,200	1,128
Boston Beer (The) Co., Inc., Class A*	5,048	1,019
Boulder Brands, Inc.*	30,902	339
Cal-Maine Foods, Inc.	17,392	806
Central Garden & Pet Co., Class A*	23,520	320
Clearwater Paper Corp.*	9,870	449
Coca-Cola Bottling Co. Consolidated	2,590	473
Craft Brew Alliance, Inc.*	6,100	51
Darling Ingredients, Inc.*	91,750	965
Dean Foods Co.	52,396	899
Diamond Foods, Inc.*	14,644	565
Elizabeth Arden, Inc.*	14,655	145
Farmer Brothers Co.*	4,406	142
Fresh Del Monte Produce, Inc.	18,514	720
Helen of Troy Ltd.*	15,830	1,492
HRG Group, Inc.*	43,772	594
Inter Parfums, Inc.	9,409	224
Inventure Foods, Inc.*	10,611	75
J&J Snack Foods Corp.	8,281	966
John B. Sanfilippo & Son, Inc.	4,556	246
Lancaster Colony Corp.	10,272	1,186
Lifeway Foods, Inc.*	2,538	28
Limoneira Co.	6,659	99
MGP Ingredients, Inc.	5,823	151
National Beverage Corp.*	6,267	285
Orchids Paper Products Co.	5,027	155
PICO Holdings, Inc.*	13,155	136
Post Holdings, Inc.*	34,202	2,110
Revlon, Inc., Class A*	6,263	174
Sanderson Farms, Inc.	12,431	964
Seaboard Corp.*	146	423
Seneca Foods Corp., Class A*	4,114	119
Senomyx, Inc.*	25,145	95
Snyder’s-Lance, Inc.	27,110	930
Tejon Ranch Co.*	7,836	150
Tootsie Roll Industries, Inc.	10,443	330
TreeHouse Foods, Inc.*	23,802	1,867
Universal Corp.	12,547	704
Vector Group Ltd.	47,641	1,124
Wausau Paper Corp.	22,796	233

		23,058

Consumer Services - 0.8%
American Public Education, Inc.*	9,520	177
Apollo Education Group, Inc.*	52,847	405
Bridgepoint Education, Inc.*	9,106	69
Bright Horizons Family Solutions, Inc.*	20,789	1,389
Cambium Learning Group, Inc.*	6,958	34
Capella Education Co.	6,686	309
Career Education Corp.*	36,797	134
Carriage Services, Inc.	9,148	220
DeVry Education Group, Inc.	35,396	896
Grand Canyon Education, Inc.*	26,115	1,048
K12, Inc.*	18,771	165
Matthews International Corp., Class A	18,317	979
Medifast, Inc.	6,135	186
Nutrisystem, Inc.	16,177	350
Regis Corp.*	19,993	283
Rent-A-Center, Inc.	29,503	442
Strayer Education, Inc.*	6,102	367
Universal Technical Institute, Inc.	10,896	51
Weight Watchers International, Inc.*	15,631	356

		7,860

Containers & Packaging - 0.5%
AEP Industries, Inc.*	2,173	168
Berry Plastics Group, Inc.*	66,309	2,399
Greif, Inc., Class A	17,134	528
KapStone Paper and Packaging Corp.	47,251	1,067
Multi Packaging Solutions International Ltd.*	10,537	183
Myers Industries, Inc.	13,356	178
Tredegar Corp.	14,211	193
ZAGG, Inc.*	16,169	177

		4,893

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Design, Manufacturing & Distribution - 0.4%
Anixter International, Inc.*	15,818	$955
Benchmark Electronics, Inc.*	29,104	602
CTS Corp.	18,474	326
Fabrinet*	19,658	468
Plexus Corp.*	18,656	652
Sanmina Corp.*	43,541	896

		3,899

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	15,796	500
Calavo Growers, Inc.	8,230	403
Castle Brands, Inc.*	36,020	44
Core-Mark Holding Co., Inc.	12,820	1,051
Performance Food Group Co.*	9,260	214
United Natural Foods, Inc.*	27,811	1,095

		3,307

Distributors - Discretionary - 0.8%
Bassett Furniture Industries, Inc.	5,883	148
ePlus, Inc.*	3,124	291
Essendant, Inc.	21,273	692
FTD Cos., Inc.*	10,219	267
Insight Enterprises, Inc.*	21,552	541
PC Connection, Inc.	6,062	137
Pool Corp.	24,143	1,950
ScanSource, Inc.*	14,863	479
SYNNEX Corp.	15,957	1,435
Tech Data Corp.*	20,344	1,351
Veritiv Corp.*	4,439	161

		7,452

Electrical Equipment - 1.1%
AAON, Inc.	22,788	529
Allied Motion Technologies, Inc.	3,405	89
American Science & Engineering, Inc.	4,105	170
Argan, Inc.	7,182	233
Badger Meter, Inc.	8,069	473
Bel Fuse, Inc., Class B	5,975	103
Belden, Inc.	23,680	1,129
Chase Corp.	3,883	158
Checkpoint Systems, Inc.	23,569	148
ESCO Technologies, Inc.	14,468	523
FARO Technologies, Inc.*	9,829	290
Generac Holdings, Inc.*	38,394	1,143
General Cable Corp.	27,268	366
GSI Group, Inc.*	19,003	259
Itron, Inc.*	21,334	772
Kimball Electronics, Inc.*	16,342	180
Landauer, Inc.	5,242	172
Littelfuse, Inc.	12,511	1,339
LSI Industries, Inc.	12,345	150
Mesa Laboratories, Inc.	1,634	162
NL Industries, Inc.*	3,800	11
Nortek, Inc.*	5,402	236
OSI Systems, Inc.*	10,971	973
Powell Industries, Inc.	5,081	132
Preformed Line Products Co.	1,449	61
Stoneridge, Inc.*	15,532	230
Watts Water Technologies, Inc., Class A	15,636	777

		10,808

Engineering & Construction Services - 0.9%
Comfort Systems USA, Inc.	20,741	590
Dycom Industries, Inc.*	18,936	1,325
EMCOR Group, Inc.	34,793	1,671
EnerNOC, Inc.*	15,266	59
Exponent, Inc.	14,439	721
Granite Construction, Inc.	21,872	939
Great Lakes Dredge & Dock Corp.*	32,707	130
Installed Building Products, Inc.*	10,891	270
Kratos Defense & Security Solutions, Inc.*	26,041	107
MasTec, Inc.*	37,098	645
Mistras Group, Inc.*	9,413	180
MYR Group, Inc.*	11,743	242
NV5 Global, Inc.*	2,787	61
Orion Marine Group, Inc.*	15,120	63
PowerSecure International, Inc.*	12,297	185
Primoris Services Corp.	21,619	476
Team, Inc.*	11,609	371
TRC Cos., Inc.*	9,297	86
Tutor Perini Corp.*	20,866	349
VSE Corp.	2,352	146

		8,616

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,275	579
PH Glatfelter Co.	24,015	443
Schweitzer-Mauduit International, Inc.	16,904	710

		1,732

Gaming, Lodging & Restaurants - 2.7%
Belmond Ltd., Class A*	53,968	513

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.4% continued
Gaming, Lodging & Restaurants - 2.7% continued
Biglari Holdings, Inc.*	931	$303
BJ’s Restaurants, Inc.*	11,956	520
Bloomin’ Brands, Inc.	68,810	1,162
Bob Evans Farms, Inc.	11,589	450
Bojangles’, Inc.*	4,524	72
Boyd Gaming Corp.*	44,327	881
Bravo Brio Restaurant Group, Inc.*	8,501	76
Buffalo Wild Wings, Inc.*	10,546	1,684
Caesars Acquisition Co., Class A*	25,218	172
Caesars Entertainment Corp.*	30,781	243
Carrols Restaurant Group, Inc.*	19,438	228
Cheesecake Factory (The), Inc.	27,050	1,247
Churchill Downs, Inc.	7,065	1,000
Chuy’s Holdings, Inc.*	9,302	292
Cracker Barrel Old Country Store, Inc.	10,648	1,350
Dave & Buster’s Entertainment, Inc.*	12,709	530
Del Frisco’s Restaurant Group, Inc.*	12,918	207
Denny’s Corp.*	47,054	463
Diamond Resorts International, Inc.*	23,131	590
DineEquity, Inc.	9,392	795
El Pollo Loco Holdings, Inc.*	7,363	93
Eldorado Resorts, Inc.*	15,352	169
Empire Resorts, Inc.*	1,664	30
Fiesta Restaurant Group, Inc.*	14,924	501
Fogo De Chao, Inc.*	2,760	42
Habit Restaurants (The), Inc., Class A*	6,296	145
Interval Leisure Group, Inc.	21,940	342
Isle of Capri Casinos, Inc.*	12,511	174
J Alexander’s Holdings, Inc.*	7,567	83
Jack in the Box, Inc.	20,753	1,592
Jamba, Inc.*	7,497	101
Kona Grill, Inc.*	4,586	73
Krispy Kreme Doughnuts, Inc.*	36,131	544
La Quinta Holdings, Inc.*	51,988	708
Marriott Vacations Worldwide Corp.	14,353	817
Monarch Casino & Resort, Inc.*	5,753	131
Morgans Hotel Group Co.*	14,269	48
Noodles & Co.*	6,779	66
Papa John’s International, Inc.	16,082	898
Papa Murphy’s Holdings, Inc.*	4,967	56
Penn National Gaming, Inc.*	44,357	711
Pinnacle Entertainment, Inc.*	33,616	1,046
Popeyes Louisiana Kitchen, Inc.*	12,858	752
Potbelly Corp.*	11,918	140
Red Robin Gourmet Burgers, Inc.*	7,862	485
Ruby Tuesday, Inc.*	33,835	186
Ruth’s Hospitality Group, Inc.	19,509	311
Scientific Games Corp., Class A*	27,933	251
Shake Shack, Inc., Class A*	3,275	130
Sonic Corp.	28,858	932
Texas Roadhouse, Inc.	38,858	1,390
Wingstop, Inc.*	3,648	83
Zoe’s Kitchen, Inc.*	10,824	303

		26,111

Hardware - 3.0%
A10 Networks, Inc.*	18,588	122
ADTRAN, Inc.	27,885	480
Aerohive Networks, Inc.*	12,772	65
Alliance Fiber Optic Products, Inc.	8,091	123
AVX Corp.	25,978	315
CalAmp Corp.*	20,276	404
Ciena Corp.*	68,487	1,417
Clearfield, Inc.*	6,282	84
Comtech Telecommunications Corp.	9,021	181
Control4 Corp.*	11,370	83
Cray, Inc.*	22,660	735
Daktronics, Inc.	21,789	190
Datalink Corp.*	10,967	75
Diebold, Inc.	35,970	1,082
Digimarc Corp.*	4,149	151
DTS, Inc.*	9,699	219
Eastman Kodak Co.*	9,590	120
Electronics For Imaging, Inc.*	25,964	1,214
EMCORE Corp.*	10,722	66
ExOne (The) Co.*	5,468	55
Extreme Networks, Inc.*	55,839	228
FEI Co.	23,071	1,841
Finisar Corp.*	57,647	838
Gigamon, Inc.*	15,271	406
Harmonic, Inc.*	49,591	202
Imation Corp.*	19,148	26
IMAX Corp.*	33,546	1,192
Immersion Corp.*	15,582	182
Imprivata, Inc.*	5,007	57
Infinera Corp.*	73,905	1,339
Infoblox, Inc.*	33,235	611
InterDigital, Inc.	19,999	981
Ixia*	33,805	420

EQUITY INDEX FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Hardware - 3.0% continued
Knowles Corp.*	48,487	$646
Kopin Corp.*	36,463	99
KVH Industries, Inc.*	9,388	88
Loral Space & Communications, Inc.*	7,332	298
Mercury Systems, Inc.*	18,751	344
Multi-Fineline Electronix, Inc.*	4,958	103
NETGEAR, Inc.*	17,832	747
NetScout Systems, Inc.*	51,083	1,568
Nimble Storage, Inc.*	28,122	259
Novatel Wireless, Inc.*	20,632	34
Plantronics, Inc.	19,447	922
Polycom, Inc.*	74,924	943
Pure Storage, Inc., Class A*	15,966	249
QLogic Corp.*	48,456	591
Quantum Corp.*	120,494	112
Rovi Corp.*	45,895	765
Ruckus Wireless, Inc.*	42,025	450
ShoreTel, Inc.*	35,881	318
Silicon Graphics International Corp.*	19,599	116
Skullcandy, Inc.*	12,234	58
Sonus Networks, Inc.*	27,628	197
Stratasys Ltd.*	28,270	664
Super Micro Computer, Inc.*	20,466	502
Telenav, Inc.*	16,297	93
TiVo, Inc.*	53,915	465
TTM Technologies, Inc.*	33,025	215
Ubiquiti Networks, Inc.*	17,009	539
Universal Electronics, Inc.*	8,052	413
ViaSat, Inc.*	23,709	1,447
Vicor Corp.*	8,773	80
Violin Memory, Inc.*	50,666	46
Vishay Precision Group, Inc.*	7,031	80
Vocera Communications, Inc.*	14,239	174
VOXX International Corp.*	10,656	56

		29,185

Health Care Facilities & Services - 2.7%
AAC Holdings, Inc.*	4,364	83
Addus HomeCare Corp.*	3,480	81
Adeptus Health, Inc., Class A*	3,389	185
Air Methods Corp.*	21,802	914
Alliance HealthCare Services, Inc.*	2,803	26
Almost Family, Inc.*	3,925	150
Amedisys, Inc.*	15,681	617
Amsurg Corp.*	29,963	2,277
BioScrip, Inc.*	39,456	69
Capital Senior Living Corp.*	16,366	341
Chemed Corp.	9,479	1,420
Civitas Solutions, Inc.*	6,566	189
Diplomat Pharmacy, Inc.*	20,093	688
Ensign Group (The), Inc.	28,252	639
ExamWorks Group, Inc.*	22,955	611
Five Star Quality Care, Inc.*	23,128	74
Genesis Healthcare, Inc.*	19,896	69
Hanger, Inc.*	19,774	325
HealthEquity, Inc.*	20,160	505
HealthSouth Corp.	50,789	1,768
Healthways, Inc.*	16,983	219
INC Research Holdings, Inc., Class A*	7,300	354
Independence Holding Co.	4,138	57
Invitae Corp.*	4,095	34
Kindred Healthcare, Inc.	46,319	552
LHC Group, Inc.*	7,234	328
Magellan Health, Inc.*	13,860	855
Molina Healthcare, Inc.*	21,802	1,311
Natera, Inc.*	5,470	59
National HealthCare Corp.	5,577	344
NeoGenomics, Inc.*	30,279	238
Nobilis Health Corp.*	17,392	49
OvaScience, Inc.*	12,836	125
Owens & Minor, Inc.	34,946	1,257
PAREXEL International Corp.*	30,611	2,085
PharMerica Corp.*	16,922	592
PRA Health Sciences, Inc.*	10,974	497
Providence Service (The) Corp.*	7,655	359
RadNet, Inc.*	19,051	118
Select Medical Holdings Corp.	58,274	694
Surgery Partners, Inc.*	8,790	180
Surgical Care Affiliates, Inc.*	12,033	479
Team Health Holdings, Inc.*	39,989	1,755
Teladoc, Inc.*	5,190	93
Triple-S Management Corp., Class B*	13,608	325
U.S. Physical Therapy, Inc.	6,962	374
Universal American Corp.	28,351	199
WellCare Health Plans, Inc.*	24,460	1,913

		26,476

Home & Office Products - 1.7%
ACCO Brands Corp.*	61,159	436
American Woodmark Corp.*	7,152	572

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Home & Office Products - 1.7% continued
AV Homes, Inc.*	6,871	$88
Beazer Homes USA, Inc.*	17,871	205
Blount International, Inc.*	27,023	265
CalAtlantic Group, Inc.	42,716	1,620
Cavco Industries, Inc.*	4,943	412
Century Communities, Inc.*	8,274	146
CSS Industries, Inc.	5,101	145
Flexsteel Industries, Inc.	3,236	143
Green Brick Partners, Inc.*	12,010	86
Griffon Corp.	19,140	341
Herman Miller, Inc.	33,111	950
HNI Corp.	24,757	893
Hooker Furniture Corp.	5,901	149
Hovnanian Enterprises, Inc., Class A*	66,091	120
Interface, Inc.	36,706	702
iRobot Corp.*	16,526	585
KB Home	45,331	559
Kimball International, Inc., Class B	19,077	186
Knoll, Inc.	27,185	511
La-Z-Boy, Inc.	28,443	695
LGI Homes, Inc.*	7,754	189
Libbey, Inc.	12,173	259
Lifetime Brands, Inc.	6,171	82
M/I Homes, Inc.*	13,452	295
Masonite International Corp.*	16,736	1,025
MDC Holdings, Inc.	21,704	554
Meritage Homes Corp.*	22,035	749
NACCO Industries, Inc., Class A	2,387	101
New Home (The) Co., Inc.*	5,080	66
PGT, Inc.*	26,140	298
Quanex Building Products Corp.	18,995	396
St. Joe (The) Co.*	30,599	566
Steelcase, Inc., Class A	46,254	689
Taylor Morrison Home Corp., Class A*	18,202	291
TRI Pointe Group, Inc.*	89,805	1,138
WCI Communities, Inc.*	8,425	188
William Lyon Homes, Class A*	11,017	182

		16,877

Industrial Services - 0.3%
Applied Industrial Technologies, Inc.	22,267	901
DXP Enterprises, Inc.*	7,048	161
Electro Rent Corp.	9,062	83
Furmanite Corp.*	20,559	137
H&E Equipment Services, Inc.	17,442	305
Kaman Corp.	15,111	617
Neff Corp., Class A*	6,098	47
TAL International Group, Inc.*	18,625	296
Titan Machinery, Inc.*	9,547	104
Wesco Aircraft Holdings, Inc.*	34,387	412

		3,063

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	101,671	997
Cowen Group, Inc., Class A*	61,079	234
Evercore Partners, Inc., Class A	19,156	1,036
GAIN Capital Holdings, Inc.	17,584	143
Greenhill & Co., Inc.	16,353	468
Houlihan Lokey, Inc.	6,605	173
INTL. FCStone, Inc.*	8,431	282
Investment Technology Group, Inc.	19,051	324
KCG Holdings, Inc., Class A*	18,982	234
Moelis & Co., Class A	9,630	281
Piper Jaffray Cos.*	8,713	352
RCS Capital Corp., Class A*	26,916	8
Stifel Financial Corp.*	37,610	1,593
Virtu Financial, Inc., Class A	10,413	236

		6,361

Insurance - 2.4%
Ambac Financial Group, Inc.*	25,170	355
American Equity Investment Life Holding Co.	45,221	1,087
AMERISAFE, Inc.	10,536	536
Argo Group International Holdings Ltd.	15,479	926
Atlas Financial Holdings, Inc.*	5,706	114
Baldwin & Lyons, Inc., Class B	5,093	122
Citizens, Inc.*	27,281	203
CNO Financial Group, Inc.	103,270	1,971
Crawford & Co., Class B	15,420	82
Donegal Group, Inc., Class A	4,521	64
eHealth, Inc.*	9,716	97
EMC Insurance Group, Inc.	4,186	106
Employers Holdings, Inc.	17,712	484
Enstar Group Ltd.*	5,046	757
FBL Financial Group, Inc., Class A	5,364	341
Federated National Holding Co.	7,932	234
Fidelity & Guaranty Life	6,169	157
Global Indemnity PLC*	4,537	132
Greenlight Capital Re Ltd., Class A*	16,247	304
Hallmark Financial Services, Inc.*	8,430	99

EQUITY INDEX FUNDS    12     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Insurance - 2.4% continued
HCI Group, Inc.	4,757	$166
Heritage Insurance Holdings, Inc.	13,892	303
Horace Mann Educators Corp.	22,856	758
Infinity Property & Casualty Corp.	6,362	523
James River Group Holdings Ltd.	6,167	207
Kemper Corp.	24,147	899
Maiden Holdings Ltd.	28,145	420
MBIA, Inc.*	75,554	490
National General Holdings Corp.	22,355	489
National Interstate Corp.	3,911	104
National Western Life Group, Inc., Class A	1,256	316
Navigators Group (The), Inc.*	5,890	505
NMI Holdings, Inc., Class A*	27,638	187
OneBeacon Insurance Group Ltd., Class A	12,455	155
Primerica, Inc.	26,857	1,268
Radian Group, Inc.	106,268	1,423
RLI Corp.	23,963	1,480
Safety Insurance Group, Inc.	8,418	475
Selective Insurance Group, Inc.	31,601	1,061
State Auto Financial Corp.	8,300	171
State National Cos., Inc.	17,024	167
Symetra Financial Corp.	41,683	1,324
Third Point Reinsurance Ltd.*	46,853	628
Trupanion, Inc.*	8,720	85
United Fire Group, Inc.	11,283	432
United Insurance Holdings Corp.	9,612	164
Universal Insurance Holdings, Inc.	17,806	413

		22,784

Iron & Steel - 0.4%
AK Steel Holding Corp.*	99,348	222
Carpenter Technology Corp.	28,010	848
Cliffs Natural Resources, Inc.*	84,114	133
Commercial Metals Co.	64,343	881
Haynes International, Inc.	6,917	254
Northwest Pipe Co.*	5,236	59
Olympic Steel, Inc.	4,990	58
Ryerson Holding Corp.*	6,022	28
Schnitzer Steel Industries, Inc., Class A	14,503	208
SunCoke Energy, Inc.	35,699	124
TimkenSteel Corp.	22,546	189
Worthington Industries, Inc.	26,681	804

		3,808

Leisure Products - 0.3%
Arctic Cat, Inc.	7,087	116
Black Diamond, Inc.*	12,549	55
Callaway Golf Co.	43,415	409
Drew Industries, Inc.	13,393	816
Escalade, Inc.	5,463	72
Fox Factory Holding Corp.*	9,690	160
JAKKS Pacific, Inc.*	10,292	82
Johnson Outdoors, Inc., Class A	2,748	60
Malibu Boats, Inc., Class A*	9,768	160
Marine Products Corp.	5,784	35
MCBC Holdings, Inc.*	3,819	52
Nautilus, Inc.*	17,454	292
Performance Sports Group Ltd.*	25,609	247
Winnebago Industries, Inc.	15,154	302

		2,858

Machinery - 1.5%
Alamo Group, Inc.	5,468	285
Altra Industrial Motion Corp.	14,745	370
Astec Industries, Inc.	10,638	433
Briggs & Stratton Corp.	24,931	431
CIRCOR International, Inc.	9,592	404
Columbus McKinnon Corp.	10,947	207
Curtiss-Wright Corp.	26,379	1,807
Douglas Dynamics, Inc.	12,253	258
Federal Signal Corp.	34,778	551
Franklin Electric Co., Inc.	26,447	715
Gorman-Rupp (The) Co.	10,602	283
Graham Corp.	5,545	93
Hillenbrand, Inc.	34,903	1,034
Hurco Cos., Inc.	3,479	92
Hyster-Yale Materials Handling, Inc.	5,328	279
John Bean Technologies Corp.	16,218	808
Kadant, Inc.	6,074	247
Lindsay Corp.	6,593	477
Milacron Holdings Corp.*	8,042	101
MSA Safety, Inc.	16,276	708
MTS Systems Corp.	8,290	526
Mueller Water Products, Inc., Class A	89,302	768
Power Solutions International, Inc.*	2,614	48
Raven Industries, Inc.	21,013	328
Rexnord Corp.*	56,487	1,024
Rofin-Sinar Technologies, Inc.*	15,728	421
Standex International Corp.	7,098	590
Sun Hydraulics Corp.	12,752	405

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Machinery - 1.5% continued
Tennant Co.	10,226	$575
Titan International, Inc.	24,454	96
Twin Disc, Inc.	4,553	48
Xerium Technologies, Inc.*	6,455	77

		14,489

Manufactured Goods - 0.9%
Aegion Corp.*	20,531	396
AZZ, Inc.	14,308	795
Barnes Group, Inc.	30,387	1,075
Chart Industries, Inc.*	17,139	308
Core Molding Technologies, Inc.*	4,188	54
EnPro Industries, Inc.	12,672	556
Gibraltar Industries, Inc.*	17,185	437
Global Brass & Copper Holdings, Inc.	11,777	251
Handy & Harman Ltd.*	1,427	29
Insteel Industries, Inc.	10,422	218
Lawson Products, Inc.*	3,117	73
LB Foster Co., Class A	5,909	81
Mueller Industries, Inc.	31,599	856
NCI Building Systems, Inc.*	15,429	191
NN, Inc.	15,212	243
Omega Flex, Inc.	1,590	53
Proto Labs, Inc.*	12,925	823
RBC Bearings, Inc.*	12,965	837
Rogers Corp.*	10,339	533
Simpson Manufacturing Co., Inc.	23,307	796

		8,605

Media - 2.3%
Angie’s List, Inc.*	24,856	232
Bankrate, Inc.*	37,107	494
Blucora, Inc.*	23,204	227
Boingo Wireless, Inc.*	20,072	133
Central European Media Enterprises Ltd., Class A*	43,161	116
Crown Media Holdings, Inc., Class A*	19,200	108
Cumulus Media, Inc., Class A*	75,618	25
Daily Journal Corp.*	597	121
DHI Group, Inc.*	24,767	227
DreamWorks Animation SKG, Inc., Class A*	42,188	1,087
Entercom Communications Corp., Class A*	14,394	162
Entravision Communications Corp., Class A	35,895	277
Eros International PLC*	15,479	142
Everyday Health, Inc.*	11,803	71
EW Scripps (The) Co., Class A	32,865	625
Gray Television, Inc.*	35,103	572
GrubHub, Inc.*	41,746	1,010
Harte-Hanks, Inc.	26,721	87
HealthStream, Inc.*	14,184	312
Hemisphere Media Group, Inc.*	5,572	82
Houghton Mifflin Harcourt Co.*	76,011	1,656
Journal Media Group, Inc.	13,287	160
Liberty TripAdvisor Holdings, Inc., Class A*	41,532	1,260
Marchex, Inc., Class B	18,102	70
Marin Software, Inc.*	17,660	63
MaxPoint Interactive, Inc.*	3,605	6
MDC Partners, Inc., Class A	24,145	524
Media General, Inc.*	53,216	860
Meredith Corp.	20,399	882
Monster Worldwide, Inc.*	50,859	291
National CineMedia, Inc.	34,171	537
New Media Investment Group, Inc.	24,823	483
New York Times (The) Co., Class A	76,246	1,023
Nexstar Broadcasting Group, Inc., Class A	17,382	1,020
QuinStreet, Inc.*	19,172	82
Quotient Technology, Inc.*	33,414	228
RealD, Inc.*	22,432	237
Reis, Inc.	4,838	115
RetailMeNot, Inc.*	21,107	209
Rocket Fuel, Inc.*	14,437	50
Rubicon Project (The), Inc.*	14,092	232
Saga Communications, Inc., Class A	1,997	77
Scholastic Corp.	14,814	571
Shutterfly, Inc.*	19,589	873
Shutterstock, Inc.*	11,009	356
Sinclair Broadcast Group, Inc., Class A	36,771	1,197
Sizmek, Inc.*	12,161	44
TechTarget, Inc.*	10,740	86
Time, Inc.	60,798	953
Townsquare Media, Inc., Class A*	3,807	46
Travelzoo, Inc.*	4,065	34
Tribune Publishing Co.	14,419	133
TrueCar, Inc.*	26,857	256
WebMD Health Corp.*	20,982	1,013
Wix.com Ltd.*	10,280	234
World Wrestling Entertainment, Inc., Class A	16,976	303

EQUITY INDEX FUNDS    14     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Media - 2.3% continued
XO Group, Inc.*	14,720	$236

		22,510

Medical Equipment & Devices - 4.6%
Abaxis, Inc.	12,509	696
ABIOMED, Inc.*	23,174	2,092
Accelerate Diagnostics, Inc.*	11,726	252
Accuray, Inc.*	43,715	295
Affymetrix, Inc.*	42,977	434
Analogic Corp.	6,885	569
AngioDynamics, Inc.*	14,283	173
AtriCure, Inc.*	15,962	358
Atrion Corp.	800	305
BioTelemetry, Inc.*	15,214	178
Cardiovascular Systems, Inc.*	17,859	270
Catalent, Inc.*	46,464	1,163
Cepheid*	39,881	1,457
Cerus Corp.*	53,274	337
ConforMIS, Inc.*	5,661	98
CONMED Corp.	15,318	675
Corindus Vascular Robotics, Inc.*	12,027	39
CryoLife, Inc.	14,613	157
Cutera, Inc.*	7,854	100
Cynosure, Inc., Class A*	12,331	551
EndoChoice Holdings, Inc.*	3,592	30
Endologix, Inc.*	37,800	374
Entellus Medical, Inc.*	2,969	50
Exact Sciences Corp.*	53,377	493
Exactech, Inc.*	5,716	104
Fluidigm Corp.*	15,971	173
Foundation Medicine, Inc.*	6,524	137
GenMark Diagnostics, Inc.*	23,953	186
Genomic Health, Inc.*	9,915	349
Glaukos Corp.*	3,774	93
Globus Medical, Inc., Class A*	38,078	1,059
Greatbatch, Inc.*	14,168	744
Haemonetics Corp.*	28,641	923
Halyard Health, Inc.*	25,830	863
Harvard Bioscience, Inc.*	18,063	63
HeartWare International, Inc.*	9,631	485
ICU Medical, Inc.*	7,844	885
Inogen, Inc.*	8,803	353
Insulet Corp.*	31,503	1,191
Integra LifeSciences Holdings Corp.*	15,724	1,066
Invacare Corp.	18,063	314
InVivo Therapeutics Holdings Corp.*	14,539	105
Invuity, Inc.*	2,516	22
iRadimed Corp.*	1,504	42
K2M Group Holdings, Inc.*	9,633	190
Lantheus Holdings, Inc.*	6,703	23
LDR Holding Corp.*	14,190	356
LeMaitre Vascular, Inc.	6,358	110
LivaNova PLC*	24,629	1,462
Luminex Corp.*	23,967	513
Masimo Corp.*	24,285	1,008
Medgenics, Inc.*	12,428	75
Meridian Bioscience, Inc.	23,312	478
Merit Medical Systems, Inc.*	24,561	457
MiMedx Group, Inc.*	60,577	568
Myriad Genetics, Inc.*	38,587	1,665
NanoString Technologies, Inc.*	7,623	112
Natus Medical, Inc.*	18,293	879
Navidea Biopharmaceuticals, Inc.*	82,929	110
Neogen Corp.*	20,564	1,162
Nevro Corp.*	9,296	628
Novocure Ltd.*	4,688	105
NuVasive, Inc.*	26,841	1,452
NxStage Medical, Inc.*	35,103	769
Ocular Therapeutix, Inc.*	8,366	78
OraSure Technologies, Inc.*	31,839	205
Orthofix International N.V.*	10,482	411
Oxford Immunotec Global PLC*	10,947	126
Pacific Biosciences of California, Inc.*	33,789	444
Penumbra, Inc.*	2,555	137
Quidel Corp.*	16,007	339
Rockwell Medical, Inc.*	28,060	287
RTI Surgical, Inc.*	31,410	125
SeaSpine Holdings Corp.*	4,733	81
Second Sight Medical Products, Inc.*	6,466	38
Sequenom, Inc.*	66,299	109
Sientra, Inc.*	3,729	22
Sparton Corp.*	5,498	110
Spectranetics (The) Corp.*	23,768	358
STAAR Surgical Co.*	22,086	158
STERIS PLC	47,273	3,562
SurModics, Inc.*	7,366	149
T2 Biosystems, Inc.*	4,931	54
Tandem Diabetes Care, Inc.*	9,586	113
TransEnterix, Inc.*	24,825	62

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Medical Equipment & Devices - 4.6% continued
Trovagene, Inc.*	16,478	$89
Unilife Corp.*	66,177	33
Utah Medical Products, Inc.	2,071	121
Vascular Solutions, Inc.*	9,719	334
Veracyte, Inc.*	7,339	53
West Pharmaceutical Services, Inc.	39,899	2,403
Wright Medical Group N.V.*	49,531	1,198
Zeltiq Aesthetics, Inc.*	17,893	510

		44,134

Metals & Mining - 0.4%
Century Aluminum Co.*	27,059	120
Coeur Mining, Inc.*	75,777	188
Encore Wire Corp.	11,518	427
Energy Fuels, Inc.*	23,668	70
Ferroglobe PLC	36,254	390
Harsco Corp.	44,598	351
Hecla Mining Co.	206,022	389
Horsehead Holding Corp.*	30,823	63
Kaiser Aluminum Corp.	9,532	797
Stillwater Mining Co.*	67,068	575
Uranium Energy Corp.*	50,448	54
US Silica Holdings, Inc.	29,651	555

		3,979

Oil, Gas & Coal - 2.1%
Abraxas Petroleum Corp.*	53,046	56
Adams Resources & Energy, Inc.	1,163	45
Alon USA Energy, Inc.	17,578	261
Approach Resources, Inc.*	19,251	35
Archrock, Inc.	38,684	291
Atwood Oceanics, Inc.	35,853	367
Basic Energy Services, Inc.*	23,278	62
Bill Barrett Corp.*	28,177	111
Bonanza Creek Energy, Inc.*	27,216	143
Bristow Group, Inc.	19,314	500
C&J Energy Services Ltd.*	30,898	147
Callon Petroleum Co.*	44,491	371
CARBO Ceramics, Inc.	11,094	191
Carrizo Oil & Gas, Inc.*	32,377	958
Civeo Corp.*	60,833	86
Clayton Williams Energy, Inc.*	3,288	97
Clean Energy Fuels Corp.*	40,291	145
Cloud Peak Energy, Inc.*	34,501	72
Contango Oil & Gas Co.*	9,886	63
Delek US Holdings, Inc.	31,832	783
Earthstone Energy, Inc.*	603	8
Eclipse Resources Corp.*	26,180	48
Energy XXI Ltd.	53,417	54
Era Group, Inc.*	11,155	124
Erin Energy Corp.*	7,533	24
Evolution Petroleum Corp.	13,779	66
EXCO Resources, Inc.*	88,299	110
Exterran Corp.*	18,989	305
Fairmount Santrol Holdings, Inc.*	35,044	82
Flotek Industries, Inc.*	29,740	340
Forum Energy Technologies, Inc.*	33,073	412
Gastar Exploration, Inc.*	46,274	61
Geospace Technologies Corp.*	7,154	101
Gulfmark Offshore, Inc., Class A*	14,211	66
Halcon Resources Corp.*	40,214	51
Hallador Energy Co.	5,722	26
Helix Energy Solutions Group, Inc.*	59,380	312
Independence Contract Drilling, Inc.*	8,934	45
ION Geophysical Corp.*	75,106	38
Isramco, Inc.*	493	44
Jones Energy, Inc., Class A*	15,700	61
Key Energy Services, Inc.*	75,558	36
Matador Resources Co.*	40,619	803
Matrix Service Co.*	15,001	308
McDermott International, Inc.*	132,427	444
MRC Global, Inc.*	57,164	737
Natural Gas Services Group, Inc.*	7,206	161
Newpark Resources, Inc.*	46,926	248
North Atlantic Drilling Ltd.*	3,933	10
Northern Oil and Gas, Inc.*	34,873	135
Oasis Petroleum, Inc.*	77,289	570
Oil States International, Inc.*	28,515	777
Panhandle Oil and Gas, Inc., Class A	9,230	149
Par Pacific Holdings, Inc.*	9,058	213
Parker Drilling Co.*	69,155	126
Parsley Energy, Inc., Class A*	51,243	945
PDC Energy, Inc.*	22,232	1,187
Peabody Energy Corp.	10,145	78
Penn Virginia Corp.*	37,639	11
PHI, Inc. (Non Voting)*	6,947	114
Pioneer Energy Services Corp.*	35,652	77
Rex Energy Corp.*	27,947	29
Ring Energy, Inc.*	13,381	94

EQUITY INDEX FUNDS    16     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Oil, Gas & Coal - 2.1% continued
RSP Permian, Inc.*	36,441	$889
Sanchez Energy Corp.*	28,887	125
SandRidge Energy, Inc.*	236,998	47
SEACOR Holdings, Inc.*	10,132	533
SemGroup Corp., Class A	24,370	703
Seventy Seven Energy, Inc.*	30,749	32
Stone Energy Corp.*	32,050	138
Synergy Resources Corp.*	57,746	492
Tesco Corp.	21,899	159
TETRA Technologies, Inc.*	44,823	337
Thermon Group Holdings, Inc.*	18,044	305
Tidewater, Inc.	26,503	185
TransAtlantic Petroleum Ltd.*	12,462	17
Triangle Petroleum Corp.*	25,316	20
Ultra Petroleum Corp.*	85,377	213
Unit Corp.*	28,034	342
W&T Offshore, Inc.*	19,248	45
Western Refining, Inc.	39,486	1,407
Westmoreland Coal Co.*	9,762	57

		20,460

Passenger Transportation - 0.3%
Allegiant Travel Co.	7,453	1,251
Hawaiian Holdings, Inc.*	26,496	936
Republic Airways Holdings, Inc.*	28,192	111
SkyWest, Inc.	28,743	546
Virgin America, Inc.*	13,998	504

		3,348

Real Estate - 0.3%
Alexander & Baldwin, Inc.	27,093	957
BBX Capital Corp., Class A*	1,417	22
Consolidated-Tomoka Land Co.	2,359	124
Forestar Group, Inc.*	18,753	205
FRP Holdings, Inc.*	3,890	132
Kennedy-Wilson Holdings, Inc.	51,503	1,240
Marcus & Millichap, Inc.*	7,638	223
RE/MAX Holdings, Inc., Class A	6,446	240
Resource America, Inc., Class A	8,636	53
RMR Group (The), Inc., Class A*	3,870	56

		3,252

Real Estate Investment Trusts - 8.8%
Acadia Realty Trust	38,407	1,273
AG Mortgage Investment Trust, Inc.	15,609	200
Agree Realty Corp.	11,447	389
Alexander’s, Inc.	1,169	449
Altisource Residential Corp.	31,846	395
American Assets Trust, Inc.	20,686	793
American Capital Mortgage Investment Corp.	28,283	395
American Residential Properties, Inc.	17,661	334
Anworth Mortgage Asset Corp.	57,630	251
Apollo Commercial Real Estate Finance, Inc.	32,495	560
Apollo Residential Mortgage, Inc.	17,625	211
Ares Commercial Real Estate Corp.	14,963	171
Armada Hoffler Properties, Inc.	14,431	151
ARMOUR Residential REIT, Inc.	22,124	481
Ashford Hospitality Prime, Inc.	15,325	222
Ashford Hospitality Trust, Inc.	46,640	294
Bluerock Residential Growth REIT, Inc.	10,169	120
Campus Crest Communities, Inc.*	35,429	241
Capstead Mortgage Corp.	53,140	464
CareTrust REIT, Inc.	27,114	297
CatchMark Timber Trust, Inc., Class A	22,258	252
Cedar Realty Trust, Inc.	46,861	332
Chatham Lodging Trust	21,319	437
Chesapeake Lodging Trust	33,145	834
Colony Capital, Inc., Class A	61,999	1,208
CorEnergy Infrastructure Trust, Inc.	6,623	98
CoreSite Realty Corp.	13,526	767
Cousins Properties, Inc.	120,284	1,134
CubeSmart	92,358	2,828
CyrusOne, Inc.	36,810	1,379
CYS Investments, Inc.	87,741	626
DCT Industrial Trust, Inc.	49,237	1,840
DiamondRock Hospitality Co.	111,459	1,076
DuPont Fabros Technology, Inc.	35,034	1,114
Dynex Capital, Inc.	29,972	190
Easterly Government Properties, Inc.	7,737	133
EastGroup Properties, Inc.	17,957	999
Education Realty Trust, Inc.	31,352	1,188
EPR Properties	31,673	1,851
Equity One, Inc.	40,804	1,108
FelCor Lodging Trust, Inc.	79,592	581
First Industrial Realty Trust, Inc.	61,549	1,362
First Potomac Realty Trust	32,916	375
Franklin Street Properties Corp.	50,113	519
GEO Group (The), Inc.	41,465	1,199
Getty Realty Corp.	14,012	240

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Real Estate Investment Trusts - 8.8% continued
Gladstone Commercial Corp.	11,537	$168
Government Properties Income Trust	39,053	620
Gramercy Property Trust	232,894	1,798
Great Ajax Corp.	2,394	29
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,432	405
Hatteras Financial Corp.	53,713	706
Healthcare Realty Trust, Inc.	55,692	1,577
Hersha Hospitality Trust	25,568	556
Highwoods Properties, Inc.	52,077	2,271
Hudson Pacific Properties, Inc.	41,337	1,163
Independence Realty Trust, Inc.	18,104	136
InfraREIT, Inc.	12,346	228
Inland Real Estate Corp.	49,070	521
Invesco Mortgage Capital, Inc.	68,265	846
Investors Real Estate Trust	68,136	474
iStar, Inc.*	47,552	558
Kite Realty Group Trust	46,443	1,204
Ladder Capital Corp.	22,378	278
LaSalle Hotel Properties	62,715	1,578
Lexington Realty Trust	113,931	911
LTC Properties, Inc.	19,798	854
Mack-Cali Realty Corp.	49,442	1,154
Medical Properties Trust, Inc.	129,841	1,494
Monmouth Real Estate Investment Corp.	32,841	343
Monogram Residential Trust, Inc.	92,376	902
National Health Investors, Inc.	20,858	1,270
National Storage Affiliates Trust	12,458	213
New Residential Investment Corp.	128,007	1,557
New Senior Investment Group, Inc.	48,253	476
New York Mortgage Trust, Inc.	60,510	322
New York REIT, Inc.	90,139	1,037
NexPoint Residential Trust, Inc.	10,297	135
One Liberty Properties, Inc.	6,838	147
Orchid Island Capital, Inc.	12,751	127
Parkway Properties, Inc.	46,996	735
Pebblebrook Hotel Trust	39,899	1,118
Pennsylvania Real Estate Investment Trust	38,428	840
PennyMac Mortgage Investment Trust	41,416	632
Physicians Realty Trust	48,316	815
Potlatch Corp.	22,581	683
Preferred Apartment Communities, Inc., Class A	12,561	164
PS Business Parks, Inc.	10,848	948
QTS Realty Trust, Inc., Class A	15,538	701
RAIT Financial Trust	49,732	134
Ramco-Gershenson Properties Trust	44,036	731
Redwood Trust, Inc.	46,796	618
Resource Capital Corp.	18,991	242
Retail Opportunity Investments Corp.	55,360	991
Rexford Industrial Realty, Inc.	30,830	504
RLJ Lodging Trust	73,395	1,588
Rouse Properties, Inc.	20,456	298
Ryman Hospitality Properties, Inc.	24,162	1,248
Sabra Health Care REIT, Inc.	36,194	732
Saul Centers, Inc.	5,415	278
Select Income REIT	34,734	688
Silver Bay Realty Trust Corp.	20,379	319
Sovran Self Storage, Inc.	19,734	2,118
STAG Industrial, Inc.	36,105	666
Starwood Waypoint Residential	21,266	481
STORE Capital Corp.	22,485	522
Summit Hotel Properties, Inc.	48,605	581
Sun Communities, Inc.	28,121	1,927
Sunstone Hotel Investors, Inc.	115,900	1,448
Terreno Realty Corp.	23,906	541
UMH Properties, Inc.	12,232	124
United Development Funding IV	17,286	190
Universal Health Realty Income Trust	7,058	353
Urban Edge Properties	49,366	1,158
Urstadt Biddle Properties, Inc., Class A	15,296	294
Washington Real Estate Investment Trust	37,806	1,023
Western Asset Mortgage Capital Corp.	22,967	235
Whitestone REIT	14,789	178
Xenia Hotels & Resorts, Inc.	62,131	952

		85,217

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	11,635	279
Carmike Cinemas, Inc.*	13,602	312
ClubCorp Holdings, Inc.	24,475	447
International Speedway Corp., Class A	15,529	524
Intrawest Resorts Holdings, Inc.*	9,769	76
Marcus (The) Corp.	10,356	196
Planet Fitness, Inc., Class A*	8,492	133
Reading International, Inc., Class A*	9,163	120
SeaWorld Entertainment, Inc.	37,939	747
SFX Entertainment, Inc.*	24,357	5
Speedway Motorsports, Inc.	6,360	132

EQUITY INDEX FUNDS    18     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Recreational Facilities & Services - 0.6% continued
Vail Resorts, Inc.	20,168	$2,581

		5,552

Renewable Energy - 0.4%
Advanced Energy Industries, Inc.*	22,725	642
Ameresco, Inc., Class A*	10,744	67
EnerSys	24,688	1,381
Enphase Energy, Inc.*	15,099	53
FuelCell Energy, Inc.*	10,669	53
Green Plains, Inc.	21,053	482
Pacific Ethanol, Inc.*	17,594	84
Plug Power, Inc.*	94,870	200
Renewable Energy Group, Inc.*	23,960	223
REX American Resources Corp.*	3,604	195
Silver Spring Networks, Inc.*	20,258	292
Solazyme, Inc.*	43,637	108
Sunrun, Inc.*	9,791	115
TerraForm Global, Inc., Class A	23,520	131
Vivint Solar, Inc.*	11,637	111

		4,137

Retail - Consumer Staples - 1.0%
Big Lots, Inc.	27,514	1,060
Casey’s General Stores, Inc.	21,573	2,598
Chefs’ Warehouse (The), Inc.*	10,379	173
Fairway Group Holdings Corp.*	10,197	7
Five Below, Inc.*	30,245	971
Fred’s, Inc., Class A	20,809	341
Fresh Market (The), Inc.*	23,938	561
Ingles Markets, Inc., Class A	7,472	329
Natural Grocers by Vitamin Cottage, Inc.*	4,839	99
Ollie’s Bargain Outlet Holdings, Inc.*	5,614	95
PriceSmart, Inc.	10,817	898
Smart & Final Stores, Inc.*	13,267	242
SpartanNash Co.	20,976	454
SUPERVALU, Inc.*	145,448	986
Village Super Market, Inc., Class A	3,922	103
Weis Markets, Inc.	6,043	268

		9,185

Retail - Discretionary - 3.3%
1-800-Flowers.com, Inc., Class A*	13,753	100
Abercrombie & Fitch Co., Class A	38,594	1,042
American Eagle Outfitters, Inc.	108,477	1,681
America’s Car-Mart, Inc.*	4,726	126
Asbury Automotive Group, Inc.*	14,095	951
Ascena Retail Group, Inc.*	95,311	939
Barnes & Noble Education, Inc.*	17,861	178
Barnes & Noble, Inc.	28,402	247
Beacon Roofing Supply, Inc.*	27,566	1,135
bebe stores, Inc.	17,302	10
Big 5 Sporting Goods Corp.	10,163	102
Blue Nile, Inc.*	6,573	244
BMC Stock Holdings, Inc.*	20,825	349
Boot Barn Holdings, Inc.*	6,554	81
Buckle (The), Inc.	15,746	485
Build-A-Bear Workshop, Inc.*	7,781	95
Builders FirstSource, Inc.*	28,456	315
Burlington Stores, Inc.*	41,876	1,796
Caleres, Inc.	24,333	653
Cato (The) Corp., Class A	14,636	539
Chegg, Inc.*	42,082	283
Chico’s FAS, Inc.	79,556	849
Children’s Place (The), Inc.	11,442	632
Christopher & Banks Corp.*	20,074	33
Citi Trends, Inc.	8,644	184
Conn’s, Inc.*	13,475	316
Container Store Group (The), Inc.*	8,503	70
Destination XL Group, Inc.*	19,310	107
Duluth Holdings, Inc.*	4,258	62
Ethan Allen Interiors, Inc.	14,230	396
Etsy, Inc.*	10,959	90
EVINE Live, Inc.*	29,170	52
Express, Inc.*	46,897	810
EZCORP, Inc., Class A*	29,018	145
Finish Line (The), Inc., Class A	25,660	464
First Cash Financial Services, Inc.*	15,669	586
Flex Pharma, Inc.*	3,028	38
Francesca’s Holdings Corp.*	23,489	409
Freshpet, Inc.*	11,377	97
Genesco, Inc.*	13,332	758
Group 1 Automotive, Inc.	12,945	980
Guess?, Inc.	34,353	649
Haverty Furniture Cos., Inc.	11,478	246
Hibbett Sports, Inc.*	12,654	383
HSN, Inc.	18,049	915
Kirkland’s, Inc.	9,489	138
Lands’ End, Inc.*	9,227	216
Liquidity Services, Inc.*	13,366	87
Lithia Motors, Inc., Class A	12,641	1,348

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Retail - Discretionary - 3.3% continued
Lumber Liquidators Holdings, Inc.*	15,085	$262
MarineMax, Inc.*	13,979	257
Mattress Firm Holding Corp.*	11,413	509
Men’s Wearhouse (The), Inc.	26,819	394
Monro Muffler Brake, Inc.	17,661	1,169
Outerwall, Inc.	10,238	374
Overstock.com, Inc.*	6,778	83
Party City Holdco, Inc.*	13,823	178
Pep Boys-Manny Moe & Jack (The)*	29,933	551
PetMed Express, Inc.	11,094	190
Pier 1 Imports, Inc.	50,466	257
Restoration Hardware Holdings, Inc.*	18,527	1,472
Rush Enterprises, Inc., Class A*	19,637	430
Select Comfort Corp.*	29,044	622
Shoe Carnival, Inc.	8,332	193
Sonic Automotive, Inc., Class A	18,353	418
Sportsman’s Warehouse Holdings, Inc.*	9,778	126
Stage Stores, Inc.	18,127	165
Stein Mart, Inc.	16,104	108
Systemax, Inc.*	6,261	54
Tile Shop Holdings, Inc.*	15,191	249
Tilly’s, Inc., Class A*	5,751	38
Tuesday Morning Corp.*	24,465	159
United Online, Inc.*	8,027	95
Vera Bradley, Inc.*	11,799	186
Vitamin Shoppe, Inc.*	16,549	541
Wayfair, Inc., Class A*	11,177	532
West Marine, Inc.*	10,326	88
Winmark Corp.	1,219	113
Zumiez, Inc.*	11,857	179

		32,403

Semiconductors - 3.7%
Advanced Micro Devices, Inc.*	353,224	1,014
Alpha & Omega Semiconductor Ltd.*	10,688	98
Ambarella, Inc.*	17,402	970
Amkor Technology, Inc.*	55,634	338
Applied Micro Circuits Corp.*	45,464	290
Applied Optoelectronics, Inc.*	9,290	159
Axcelis Technologies, Inc.*	61,787	160
Brooks Automation, Inc.	37,525	401
Cabot Microelectronics Corp.*	13,719	601
Cascade Microtech, Inc.*	7,675	125
Cavium, Inc.*	30,716	2,018
CEVA, Inc.*	11,454	268
Cirrus Logic, Inc.*	35,212	1,040
Coherent, Inc.*	13,226	861
Cohu, Inc.	14,417	174
Diodes, Inc.*	20,836	479
DSP Group, Inc.*	12,245	116
Entegris, Inc.*	77,887	1,034
Exar Corp.*	21,237	130
Fairchild Semiconductor International, Inc.*	64,646	1,339
FormFactor, Inc.*	32,335	291
II-VI, Inc.*	29,214	542
Inphi Corp.*	21,268	575
Integrated Device Technology, Inc.*	82,355	2,170
Intersil Corp., Class A	73,159	934
InvenSense, Inc.*	43,106	441
IXYS Corp.	14,053	177
Lattice Semiconductor Corp.*	65,532	424
M/A-COM Technology Solutions Holdings, Inc.*	13,117	536
Mattson Technology, Inc.*	41,055	145
MaxLinear, Inc., Class A*	28,648	422
Microsemi Corp.*	52,868	1,723
MKS Instruments, Inc.	29,608	1,066
Monolithic Power Systems, Inc.	21,938	1,398
Nanometrics, Inc.*	13,158	199
NeoPhotonics Corp.*	15,311	166
Newport Corp.*	22,284	354
NVE Corp.	2,658	149
Oclaro, Inc.*	54,984	191
OmniVision Technologies, Inc.*	32,210	935
Park Electrochemical Corp.	11,293	170
Photronics, Inc.*	36,907	459
PMC-Sierra, Inc.*	96,851	1,125
Power Integrations, Inc.	16,334	794
Rambus, Inc.*	64,086	743
Rudolph Technologies, Inc.*	17,940	255
Semtech Corp.*	36,840	697
Sigma Designs, Inc.*	19,431	123
Silicon Laboratories, Inc.*	23,705	1,151
Synaptics, Inc.*	20,453	1,643
Tessera Technologies, Inc.	29,205	876
Ultra Clean Holdings, Inc.*	17,581	90
Ultratech, Inc.*	15,332	304
Universal Display Corp.*	22,338	1,216
Veeco Instruments, Inc.*	22,550	464

EQUITY INDEX FUNDS    20     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Semiconductors - 3.7% continued
Vishay Intertechnology, Inc.	75,051	$904
Xcerra Corp.*	30,297	183

		35,650

Software - 5.3%
2U, Inc.*	14,612	409
ACI Worldwide, Inc.*	64,806	1,387
Actua Corp.*	22,572	258
Acxiom Corp.*	43,423	908
Agilysys, Inc.*	8,650	86
Amber Road, Inc.*	9,610	49
American Software, Inc., Class A	14,330	146
Apigee Corp.*	2,766	22
Appfolio, Inc., Class A*	3,079	45
Aspen Technology, Inc.*	47,387	1,789
AVG Technologies N.V.*	22,768	457
Avid Technology, Inc.*	17,772	130
Barracuda Networks, Inc.*	4,586	86
Bazaarvoice, Inc.*	33,478	147
Benefitfocus, Inc.*	4,324	157
Blackbaud, Inc.	26,032	1,714
Box, Inc., Class A*	7,008	98
Brightcove, Inc.*	17,692	110
BroadSoft, Inc.*	16,179	572
Calix, Inc.*	25,129	198
Callidus Software, Inc.*	30,702	570
Carbonite, Inc.*	9,766	96
Castlight Health, Inc., Class B*	18,522	79
ChannelAdvisor Corp.*	12,470	173
Code Rebel Corp.*	771	2
CommVault Systems, Inc.*	25,082	987
Computer Programs & Systems, Inc.	6,311	314
Connecture, Inc.*	3,720	13
Constant Contact, Inc.*	17,852	522
Cornerstone OnDemand, Inc.*	29,979	1,035
Cvent, Inc.*	13,131	458
Demandware, Inc.*	18,540	1,001
Digi International, Inc.*	14,005	159
Digital Turbine, Inc.*	26,600	35
Ebix, Inc.	14,957	490
Envestnet, Inc.*	21,488	641
Epiq Systems, Inc.	17,748	232
Evolent Health, Inc., Class A*	7,234	88
Five9, Inc.*	12,936	113
Fleetmatics Group PLC*	21,225	1,078
Glu Mobile, Inc.*	68,050	165
Guidance Software, Inc.*	10,885	66
Guidewire Software, Inc.*	38,954	2,343
Hortonworks, Inc.*	4,030	88
HubSpot, Inc.*	10,458	589
Imperva, Inc.*	14,743	933
inContact, Inc.*	34,181	326
InnerWorkings, Inc.*	20,640	155
Instructure, Inc.*	2,809	58
Interactive Intelligence Group, Inc.*	9,719	305
Intralinks Holdings, Inc.*	22,179	201
Jive Software, Inc.*	25,922	106
KEYW Holding (The) Corp.*	18,732	113
Limelight Networks, Inc.*	33,213	48
Lionbridge Technologies, Inc.*	35,750	176
LivePerson, Inc.*	31,930	216
LogMeIn, Inc.*	13,684	918
Manhattan Associates, Inc.*	40,969	2,711
Marketo, Inc.*	19,337	555
MedAssets, Inc.*	33,512	1,037
Mentor Graphics Corp.	55,432	1,021
MicroStrategy, Inc., Class A*	5,156	924
MINDBODY, Inc., Class A*	3,910	59
MobileIron, Inc.*	21,292	77
Model N, Inc.*	11,599	129
Monotype Imaging Holdings, Inc.	22,230	526
NeuStar, Inc., Class A*	30,749	737
New Relic, Inc.*	3,224	117
Omnicell, Inc.*	20,166	627
OPOWER, Inc.*	14,348	152
Park City Group, Inc.*	5,970	71
Paycom Software, Inc.*	17,526	660
Paylocity Holding Corp.*	8,502	345
PDF Solutions, Inc.*	14,789	160
pdvWireless, Inc.*	7,127	196
Pegasystems, Inc.	19,856	546
Press Ganey Holdings, Inc.*	5,662	179
Progress Software Corp.*	28,081	674
Proofpoint, Inc.*	21,893	1,423
PROS Holdings, Inc.*	13,231	305
Q2 Holdings, Inc.*	10,692	282
QAD, Inc., Class A	5,603	115
Qlik Technologies, Inc.*	50,727	1,606
Quality Systems, Inc.	27,858	449

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Software - 5.3% continued
Qualys, Inc.*	13,840	$458
Rapid7, Inc.*	4,379	66
RealNetworks, Inc.*	12,780	54
RealPage, Inc.*	29,306	658
Sapiens International Corp. N.V.	13,548	138
SciQuest, Inc.*	15,112	196
Seachange International, Inc.*	18,113	122
SPS Commerce, Inc.*	9,196	646
Synchronoss Technologies, Inc.*	21,518	758
Take-Two Interactive Software, Inc.*	46,947	1,636
Tangoe, Inc.*	21,850	183
Textura Corp.*	11,018	238
TubeMogul, Inc.*	8,669	118
Tyler Technologies, Inc.*	18,699	3,260
Varonis Systems, Inc.*	4,909	92
VASCO Data Security International, Inc.*	16,433	275
Verint Systems, Inc.*	34,043	1,381
VirnetX Holding Corp.*	24,811	64
Web.com Group, Inc.*	24,370	488
Workiva, Inc.*	4,037	71
Xactly Corp.*	4,222	36
Xura, Inc.*	12,688	312
Zendesk, Inc.*	29,831	789

		51,382

Specialty Finance - 2.3%
Aircastle Ltd.	34,687	725
Altisource Portfolio Solutions S.A.*	7,219	201
Arlington Asset Investment Corp., Class A	12,650	167
Blackhawk Network Holdings, Inc.*	30,149	1,333
CAI International, Inc.*	9,399	95
Cardtronics, Inc.*	24,890	837
Cash America International, Inc.	14,113	423
Cass Information Systems, Inc.	6,408	330
Ellie Mae, Inc.*	16,330	983
Encore Capital Group, Inc.*	14,462	420
Enova International, Inc.*	14,575	96
Essent Group Ltd.*	30,868	676
Euronet Worldwide, Inc.*	28,804	2,086
Everi Holdings, Inc.*	36,611	161
Federal Agricultural Mortgage Corp., Class C	5,690	180
First American Financial Corp.	60,166	2,160
Flagstar Bancorp, Inc.*	11,559	267
FNFV Group*	44,598	501
Green Dot Corp., Class A*	25,598	420
Heartland Payment Systems, Inc.	20,316	1,926
HFF, Inc., Class A	21,015	653
HomeStreet, Inc.*	12,079	262
Impac Mortgage Holdings, Inc.*	4,722	85
JG Wentworth (The) Co., Class A*	7,216	13
LendingTree, Inc.*	3,481	311
Liberty Tax, Inc.	3,221	77
Marlin Business Services Corp.	5,018	81
McGrath RentCorp	13,264	334
Meta Financial Group, Inc.	4,215	194
MGIC Investment Corp.*	188,494	1,664
MoneyGram International, Inc.*	16,077	101
Nationstar Mortgage Holdings, Inc.*	21,498	287
Nelnet, Inc., Class A	13,220	444
NewStar Financial, Inc.*	13,136	118
Ocwen Financial Corp.*	59,956	418
On Deck Capital, Inc.*	6,448	66
PennyMac Financial Services, Inc., Class A*	7,267	112
PHH Corp.*	27,726	449
PRA Group, Inc.*	26,827	931
Regional Management Corp.*	5,874	91
Stewart Information Services Corp.	12,745	476
Stonegate Mortgage Corp.*	7,877	43
Textainer Group Holdings Ltd.	12,535	177
Tiptree Financial, Inc., Class A	16,094	99
Walker & Dunlop, Inc.*	14,764	425
Walter Investment Management Corp.*	20,652	294
World Acceptance Corp.*	3,868	143

		22,335

Technology Services - 2.7%
Black Box Corp.	8,552	82
Bottomline Technologies de, Inc.*	22,712	675
CACI International, Inc., Class A*	13,416	1,245
Ciber, Inc.*	44,777	157
comScore, Inc.*	19,125	787
Convergys Corp.	54,877	1,366
CPI Card Group, Inc.*	9,579	102
CSG Systems International, Inc.	18,196	655
Cubic Corp.	12,024	568
Endurance International Group Holdings, Inc.*	32,821	359
Engility Holdings, Inc.	9,905	322

EQUITY INDEX FUNDS    22     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Technology Services - 2.7% continued
EPAM Systems, Inc.*	27,167	$2,136
EVERTEC, Inc.	36,544	612
ExlService Holdings, Inc.*	18,500	831
Fair Isaac Corp.	17,234	1,623
Forrester Research, Inc.	5,491	156
Globant S.A.*	8,388	315
ICF International, Inc.*	10,897	387
Luxoft Holding, Inc.*	10,205	787
ManTech International Corp., Class A	13,439	406
MarketAxess Holdings, Inc.	20,722	2,312
MAXIMUS, Inc.	36,588	2,058
Medidata Solutions, Inc.*	30,679	1,512
NIC, Inc.	36,467	718
Perficient, Inc.*	19,886	340
PFSweb, Inc.*	6,599	85
Rentrak Corp.*	7,096	337
Science Applications International Corp.	25,564	1,170
ServiceSource International, Inc.*	32,222	149
Sykes Enterprises, Inc.*	21,640	666
Syntel, Inc.*	17,428	789
TeleTech Holdings, Inc.	9,216	257
Travelport Worldwide Ltd.	58,619	756
Unisys Corp.*	27,938	309
Virtusa Corp.*	16,463	681
WageWorks, Inc.*	19,845	900

		26,610

Telecom - 1.4%
8x8, Inc.*	48,974	561
Atlantic Tele-Network, Inc.	5,744	449
Cincinnati Bell, Inc.*	116,808	420
Cogent Communications Holdings, Inc.	25,548	886
Consolidated Communications Holdings, Inc.	28,079	588
DigitalGlobe, Inc.*	40,273	631
EarthLink Holdings Corp.	57,373	426
FairPoint Communications, Inc.*	11,394	183
General Communication, Inc., Class A*	19,494	386
Global Eagle Entertainment, Inc.*	26,093	258
Globalstar, Inc.*	260,476	375
Gogo, Inc.*	31,349	558
GTT Communications, Inc.*	13,432	229
Hawaiian Telcom Holdco, Inc.*	6,074	151
HC2 Holdings, Inc.*	10,773	57
IDT Corp., Class B	9,297	108
Inteliquent, Inc.	18,441	328
Intelsat S.A.*	15,672	65
Internap Corp.*	30,091	193
Iridium Communications, Inc.*	45,909	386
j2 Global, Inc.	26,781	2,205
Lumos Networks Corp.*	12,462	140
NTELOS Holdings Corp.*	9,337	85
ORBCOMM, Inc.*	33,196	240
Pendrell Corp.*	89,883	45
RigNet, Inc.*	6,826	141
RingCentral, Inc., Class A*	29,759	702
Shenandoah Telecommunications Co.	13,449	579
Spok Holdings, Inc.	11,872	217
Straight Path Communications, Inc., Class B*	5,126	88
TeleCommunication Systems, Inc., Class A*	28,725	143
Vonage Holdings Corp.*	103,156	592
West Corp.	29,006	626
Windstream Holdings, Inc.	56,709	365
Zix Corp.*	32,387	165

		13,571

Transportation & Logistics - 1.6%
Air Transport Services Group, Inc.*	28,968	292
ArcBest Corp.	14,515	311
Ardmore Shipping Corp.	9,943	126
Atlas Air Worldwide Holdings, Inc.*	13,897	575
Celadon Group, Inc.	14,963	148
Covenant Transportation Group, Inc., Class A*	6,425	121
DHT Holdings, Inc.	51,516	417
Dorian LPG Ltd.*	13,627	160
Eagle Bulk Shipping, Inc.*	12,021	42
Echo Global Logistics, Inc.*	16,526	337
Forward Air Corp.	17,210	740
Frontline Ltd.	132,564	396
GasLog Ltd.	23,460	195
Gener8 Maritime, Inc.*	9,359	88
Golden Ocean Group Ltd.*	36,578	39
Heartland Express, Inc.	28,041	477
Hornbeck Offshore Services, Inc.*	17,510	174
Hub Group, Inc., Class A*	20,051	661
Knight Transportation, Inc.	34,729	842
Marten Transport Ltd.	13,120	232
Matson, Inc.	24,162	1,030

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Transportation & Logistics - 1.6% continued
Mobile Mini, Inc.	25,469	$793
ModusLink Global Solutions, Inc.*	20,052	50
Navios Maritime Acquisition Corp.	44,628	134
Navios Maritime Holdings, Inc.	43,545	76
Nordic American Offshore Ltd.	9,977	53
Nordic American Tankers Ltd.	49,536	770
P.A.M. Transportation Services, Inc.*	1,586	44
Radiant Logistics, Inc.*	17,413	60
Roadrunner Transportation Systems, Inc.*	15,302	144
Safe Bulkers, Inc.	21,425	17
Saia, Inc.*	14,109	314
Scorpio Bulkers, Inc.*	15,323	152
Scorpio Tankers, Inc.	99,211	796
Ship Finance International Ltd.	32,849	544
Stamps.com, Inc.*	7,919	868
Swift Transportation Co.*	48,893	676
Teekay Tankers Ltd., Class A	53,252	366
Ultrapetrol Bahamas Ltd.*	12,015	1
Universal Truckload Services, Inc.	4,687	66
USA Truck, Inc.*	5,326	93
UTi Worldwide, Inc.*	51,533	362
Werner Enterprises, Inc.	24,633	576
XPO Logistics, Inc.*	39,733	1,083
YRC Worldwide, Inc.*	18,275	259

		15,700

Transportation Equipment - 0.2%
Accuride Corp.*	21,224	35
American Railcar Industries, Inc.	5,291	245
Commercial Vehicle Group, Inc.*	16,072	44
FreightCar America, Inc.	6,969	136
Greenbrier (The) Cos., Inc.	14,676	479
Meritor, Inc.*	54,232	453
Navistar International Corp.*	28,603	253
Wabash National Corp.*	37,898	448

		2,093

Utilities - 3.6%
Abengoa Yield PLC	27,265	526
ALLETE, Inc.	27,074	1,376
American States Water Co.	21,076	884
Artesian Resources Corp., Class A	4,277	118
Atlantic Power Corp.	69,711	137
Avista Corp.	34,578	1,223
Black Hills Corp.	28,422	1,320
California Water Service Group	26,626	620
Chesapeake Utilities Corp.	8,484	481
Cleco Corp.	33,539	1,751
Connecticut Water Service, Inc.	6,329	241
Consolidated Water Co. Ltd.	7,949	97
Dynegy, Inc.*	66,947	897
El Paso Electric Co.	22,477	865
Empire District Electric (The) Co.	24,285	682
Genie Energy Ltd., Class B*	6,829	76
IDACORP, Inc.	27,919	1,899
Laclede Group (The), Inc.	23,968	1,424
MGE Energy, Inc.	19,367	899
Middlesex Water Co.	8,832	234
New Jersey Resources Corp.	47,529	1,567
Northwest Natural Gas Co.	15,211	770
NorthWestern Corp.	26,071	1,414
NRG Yield, Inc., Class A	19,334	269
NRG Yield, Inc., Class C	34,871	515
ONE Gas, Inc.	29,243	1,467
Ormat Technologies, Inc.	20,621	752
Otter Tail Corp.	20,891	556
Pattern Energy Group, Inc.	30,906	646
Piedmont Natural Gas Co., Inc.	43,744	2,494
PNM Resources, Inc.	44,186	1,351
PNM Resources, Inc. - (Fractional Shares) (1)	50,000	—
Portland General Electric Co.	49,185	1,789
SJW Corp.	8,954	266
South Jersey Industries, Inc.	37,979	893
Southwest Gas Corp.	25,996	1,434
Spark Energy, Inc., Class A	1,585	33
Talen Energy Corp.*	46,609	290
Unitil Corp.	7,700	276
WGL Holdings, Inc.	27,621	1,740
York Water (The) Co.	7,093	177

		34,449

Waste & Environment Services & Equipment - 0.4%
Cantel Medical Corp.	19,075	1,185
Casella Waste Systems, Inc., Class A*	21,465	128
CECO Environmental Corp.	15,901	122
CLARCOR, Inc.	27,826	1,382
Fenix Parts, Inc.*	7,466	51
Heritage-Crystal Clean, Inc.*	6,838	73
Tetra Tech, Inc.	33,447	870

EQUITY INDEX FUNDS    24     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Waste & Environment Services & Equipment - 0.4% continued
US Ecology, Inc.	12,091	$441

		4,252

Total Common Stocks (Cost $754,295)		935,500

OTHER - 0.0%
Escrow DLB Oil & Gas(1) *	1,200	—
Escrow Gerber Scientific, Inc.(1) *	9,016	—
Escrow Position PetroCorp(1) *	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)(1) *	30,708	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50*	9,488	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(2)	32,680,187	$32,680

Total Investment Companies (Cost $32,680)		32,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.05%, 3/31/16(3) (4)	$2,100	$2,099

Total Short-Term Investments (Cost $2,100)		2,099

Total Investments - 100.0% (Cost $789,075)		970,279

Other Assets less Liabilities - 0.0%		335

NET ASSETS - 100.0%		$970,614

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	318	$35,982	Long	3/16	$75

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.5%
Consumer Staples	3.4
Energy	2.7
Financials	25.6
Health Care	16.5
Industrials	12.1
Information Technology	18.0
Materials	3.6
Telecommunication Services	0.9
Utilities	3.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	DECEMBER 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Asset Management	$5,777	$31	$—	$5,808
All Other Industries(1)	929,692	—	—	929,692

Total Common Stocks	935,469	31	—	935,500

Investment Companies	32,680	—	—	32,680
Short-Term Investments	—	2,099	—	2,099

Total Investments	$968,149	$2,130	$—	$970,279

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$75	$—	$—	$75

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$797,983

Gross tax appreciation of investments	$281,034
Gross tax depreciation of investments	(108,738)

Net tax appreciation of investments	$172,296

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$38,316	$123,045	$128,681	$2	$32,680

EQUITY INDEX FUNDS    26     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.3%
Boeing (The) Co.	237,246	$34,303
General Dynamics Corp.	111,883	15,368
Harris Corp.	46,543	4,045
L-3 Communications Holdings, Inc.	29,353	3,508
Lockheed Martin Corp.	99,525	21,612
Northrop Grumman Corp.	68,674	12,966
Precision Castparts Corp.	51,918	12,046
Raytheon Co.	113,657	14,154
Rockwell Collins, Inc.	49,266	4,547
Textron, Inc.	103,705	4,357
United Technologies Corp.	311,255	29,902

		156,808

Apparel & Textile Products - 0.8%
Fossil Group, Inc.*	15,526	568
Hanesbrands, Inc.	147,037	4,327
Michael Kors Holdings Ltd.*	69,269	2,775
NIKE, Inc., Class B	509,346	31,834
PVH Corp.	30,888	2,275
Ralph Lauren Corp.	22,423	2,500
Under Armour, Inc., Class A*	67,401	5,433
VF Corp.	129,176	8,041

		57,753

Asset Management - 1.0%
Affiliated Managers Group, Inc.*	20,320	3,246
Ameriprise Financial, Inc.	65,752	6,998
BlackRock, Inc.	47,610	16,212
Charles Schwab (The) Corp.	451,600	14,871
E*TRADE Financial Corp.*	109,060	3,233
Franklin Resources, Inc.	141,990	5,228
Invesco Ltd.	160,639	5,378
Legg Mason, Inc.	41,276	1,619
Leucadia National Corp.	126,694	2,203
T. Rowe Price Group, Inc.	94,670	6,768

		65,756

Automotive - 1.0%
BorgWarner, Inc.	84,761	3,664
Delphi Automotive PLC	105,318	9,029
Ford Motor Co.	1,468,932	20,697
General Motors Co.	533,811	18,155
Goodyear Tire & Rubber (The) Co.	101,223	3,307
Harley-Davidson, Inc.	71,858	3,262
Harman International Industries, Inc.	26,668	2,512
Johnson Controls, Inc.	244,978	9,674

		70,300

Banking - 5.9%
Bank of America Corp.	3,926,194	66,078
BB&T Corp.	294,772	11,145
Citigroup, Inc.	1,122,367	58,083
Comerica, Inc.	66,478	2,781
Fifth Third Bancorp	300,905	6,048
Huntington Bancshares, Inc.	301,573	3,335
JPMorgan Chase & Co.	1,386,672	91,562
KeyCorp	314,421	4,147
M&T Bank Corp.	59,896	7,258
People’s United Financial, Inc.	116,579	1,883
PNC Financial Services Group (The), Inc.	191,077	18,212
Regions Financial Corp.	497,231	4,773
SunTrust Banks, Inc.	191,808	8,217
US Bancorp	619,919	26,452
Wells Fargo & Co.	1,751,192	95,195
Zions Bancorporation	76,177	2,080

		407,249

Biotechnology & Pharmaceuticals - 9.4%
AbbVie, Inc.	616,055	36,495
Alexion Pharmaceuticals, Inc.*	84,700	16,157
Allergan plc*	148,513	46,410
Amgen, Inc.	283,966	46,096
Baxalta, Inc.	205,450	8,019
Biogen, Inc.*	84,004	25,735
Bristol-Myers Squibb Co.	628,516	43,236
Celgene Corp.*	296,060	35,456
Eli Lilly & Co.	367,731	30,985
Endo International PLC*	77,920	4,770
Gilead Sciences, Inc.	543,146	54,961
Johnson & Johnson	1,042,543	107,090
Mallinckrodt PLC*	43,902	3,276
Merck & Co., Inc.	1,052,562	55,596
Mylan N.V.	156,486	8,461
Perrigo Co. PLC	55,488	8,029
Pfizer, Inc.	2,326,012	75,084
Regeneron Pharmaceuticals, Inc.*	29,263	15,886
Vertex Pharmaceuticals, Inc.*	92,634	11,656
Zoetis, Inc.	171,928	8,239

		641,637

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Chemicals - 1.9%
Air Products & Chemicals, Inc.	73,231	$9,528
Airgas, Inc.	24,456	3,383
Avery Dennison Corp.	34,160	2,141
CF Industries Holdings, Inc.	87,088	3,554
Dow Chemical (The) Co.	423,880	21,821
E.I. du Pont de Nemours & Co.	330,298	21,998
Eastman Chemical Co.	55,492	3,746
FMC Corp.	50,012	1,957
International Flavors & Fragrances, Inc.	30,252	3,619
LyondellBasell Industries N.V., Class A	135,631	11,786
Monsanto Co.	165,828	16,338
Mosaic (The) Co.	126,561	3,492
PPG Industries, Inc.	101,414	10,022
Praxair, Inc.	107,308	10,988
Sherwin-Williams (The) Co.	29,680	7,705

		132,078

Commercial Services - 0.3%
ADT (The) Corp.	63,757	2,103
Cintas Corp.	32,470	2,956
Ecolab, Inc.	100,409	11,485
H&R Block, Inc.	88,300	2,941
Robert Half International, Inc.	50,066	2,360

		21,845

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	25,149	3,435
Vulcan Materials Co.	49,862	4,735

		8,170

Consumer Products - 7.6%
Altria Group, Inc.	738,739	43,002
Archer-Daniels-Midland Co.	224,776	8,245
Brown-Forman Corp., Class B	38,356	3,808
Campbell Soup Co.	67,282	3,536
Church & Dwight Co., Inc.	49,411	4,194
Clorox (The) Co.	48,929	6,206
Coca-Cola (The) Co.	1,474,490	63,344
Coca-Cola Enterprises, Inc.	79,002	3,890
Colgate-Palmolive Co.	338,690	22,563
ConAgra Foods, Inc.	164,212	6,923
Constellation Brands, Inc., Class A	65,268	9,297
Dr. Pepper Snapple Group, Inc.	71,419	6,656
Estee Lauder (The) Cos., Inc., Class A	83,442	7,348
General Mills, Inc.	225,972	13,030
Hershey (The) Co.	54,733	4,886
Hormel Foods Corp.	50,506	3,994
JM Smucker (The) Co.	44,814	5,527
Kellogg Co.	96,738	6,991
Keurig Green Mountain, Inc.	43,764	3,938
Kimberly-Clark Corp.	136,433	17,368
Kraft Heinz (The) Co.	223,964	16,296
McCormick & Co., Inc. (Non Voting)	43,577	3,728
Mead Johnson Nutrition Co.	74,259	5,863
Molson Coors Brewing Co., Class B	59,113	5,552
Mondelez International, Inc., Class A	598,533	26,838
Monster Beverage Corp.*	56,304	8,387
PepsiCo, Inc.	548,956	54,852
Philip Morris International, Inc.	583,654	51,309
Procter & Gamble (The) Co.	1,024,991	81,394
Reynolds American, Inc.	312,588	14,426
Tyson Foods, Inc., Class A	111,277	5,934

		519,325

Containers & Packaging - 0.8%
3M Co.	231,971	34,944
Ball Corp.	51,551	3,749
International Paper Co.	156,385	5,896
Owens-Illinois, Inc.*	60,370	1,052
Sealed Air Corp.	74,123	3,306
WestRock Co.	97,996	4,470

		53,417

Distributors - Consumer Staples - 0.1%
Sysco Corp.	199,029	8,160

Distributors - Discretionary - 0.1%
Fastenal Co.	108,449	4,427
Genuine Parts Co.	56,848	4,883

		9,310

Electrical Equipment - 3.0%
Allegion PLC	36,002	2,373
AMETEK, Inc.	88,960	4,768
Amphenol Corp., Class A	115,769	6,047
Eaton Corp. PLC	175,165	9,116
Emerson Electric Co.	246,200	11,776
General Electric Co.	3,556,126	110,773
Honeywell International, Inc.	290,314	30,068
Ingersoll-Rand PLC	99,419	5,497
Rockwell Automation, Inc.	49,286	5,057
Roper Technologies, Inc.	38,244	7,258
TE Connectivity Ltd.	145,801	9,420

EQUITY INDEX FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Electrical Equipment - 3.0% continued
Tyco International PLC	157,988	$5,038

		207,191

Engineering & Construction Services - 0.1%
Fluor Corp.	54,437	2,571
Jacobs Engineering Group, Inc.*	46,239	1,940
Quanta Services, Inc.*	61,010	1,235

		5,746

Gaming, Lodging & Restaurants - 1.8%
Carnival Corp.	173,367	9,445
Chipotle Mexican Grill, Inc.*	11,843	5,683
Darden Restaurants, Inc.	42,802	2,724
Marriott International, Inc., Class A	72,664	4,871
McDonald’s Corp.	345,894	40,864
Royal Caribbean Cruises Ltd.	64,209	6,499
Starbucks Corp.	559,494	33,587
Starwood Hotels & Resorts Worldwide, Inc.	63,831	4,422
Wyndham Worldwide Corp.	44,295	3,218
Wynn Resorts Ltd.	30,296	2,096
Yum! Brands, Inc.	162,876	11,898

		125,307

Hardware - 4.9%
Apple, Inc.	2,100,972	221,148
Cisco Systems, Inc.	1,913,627	51,965
Corning, Inc.	446,040	8,154
EMC Corp.	730,567	18,761
F5 Networks, Inc.*	26,671	2,586
FLIR Systems, Inc.	52,138	1,463
Garmin Ltd.	43,974	1,635
HP, Inc.	684,836	8,108
Juniper Networks, Inc.	132,408	3,654
Motorola Solutions, Inc.	60,090	4,113
NetApp, Inc.	109,146	2,896
Pitney Bowes, Inc.	75,320	1,555
Seagate Technology PLC	112,959	4,141
Western Digital Corp.	87,886	5,278

		335,457

Health Care Facilities & Services - 2.7%
Aetna, Inc.	131,489	14,217
AmerisourceBergen Corp.	73,413	7,614
Anthem, Inc.	98,710	13,764
Cardinal Health, Inc.	123,783	11,050
Cigna Corp.	97,143	14,215
DaVita HealthCare Partners, Inc.*	62,317	4,344
Express Scripts Holding Co.*	254,528	22,248
HCA Holdings, Inc.*	118,152	7,991
Henry Schein, Inc.*	31,257	4,944
Humana, Inc.	56,048	10,005
Laboratory Corp. of America Holdings*	38,481	4,758
McKesson Corp.	86,508	17,062
Patterson Cos., Inc.	32,539	1,471
Quest Diagnostics, Inc.	53,708	3,821
Tenet Healthcare Corp.*	37,338	1,131
UnitedHealth Group, Inc.	359,011	42,234
Universal Health Services, Inc., Class B	34,277	4,096

		184,965

Home & Office Products - 0.6%
D.R. Horton, Inc.	125,269	4,012
Leggett & Platt, Inc.	51,055	2,145
Lennar Corp., Class A	67,441	3,299
Masco Corp.	128,528	3,637
Mohawk Industries, Inc.*	23,817	4,511
Newell Rubbermaid, Inc.	100,028	4,409
PulteGroup, Inc.	120,894	2,154
Snap-on, Inc.	21,807	3,739
Stanley Black & Decker, Inc.	56,257	6,004
Whirlpool Corp.	29,406	4,319

		38,229

Industrial Services - 0.1%
United Rentals, Inc.*	35,730	2,592
WW Grainger, Inc.	21,717	4,399

		6,991

Institutional Financial Services - 1.5%
Bank of New York Mellon (The) Corp.	412,009	16,983
CME Group, Inc.	127,538	11,555
Goldman Sachs Group (The), Inc.	149,445	26,934
Intercontinental Exchange, Inc.	44,746	11,467
Morgan Stanley	570,748	18,156
Nasdaq, Inc.	44,130	2,567
Northern Trust Corp.(1)	80,837	5,828
State Street Corp.	151,423	10,048

		103,538

Insurance - 4.0%
ACE Ltd.	122,135	14,271
Aflac, Inc.	161,328	9,664
Allstate (The) Corp.	145,833	9,055

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Insurance - 4.0% continued
American International Group, Inc.	465,976	$28,877
Aon PLC	103,062	9,503
Assurant, Inc.	24,951	2,010
Berkshire Hathaway, Inc., Class B*	705,543	93,160
Chubb (The) Corp.	85,761	11,375
Cincinnati Financial Corp.	55,185	3,265
Hartford Financial Services Group (The), Inc.	155,393	6,753
Lincoln National Corp.	93,822	4,716
Loews Corp.	104,567	4,015
Marsh & McLennan Cos., Inc.	196,079	10,873
MetLife, Inc.	418,317	20,167
Principal Financial Group, Inc.	102,643	4,617
Progressive (The) Corp.	219,482	6,980
Prudential Financial, Inc.	168,932	13,753
Torchmark Corp.	43,751	2,501
Travelers (The) Cos., Inc.	114,464	12,918
Unum Group	92,318	3,073
XL Group PLC	113,310	4,439

		275,985

Iron & Steel - 0.1%
Nucor Corp.	119,532	4,817

Leisure Products - 0.1%
Hasbro, Inc.	41,892	2,822
Mattel, Inc.	126,964	3,449

		6,271

Machinery - 0.8%
Caterpillar, Inc.	219,288	14,903
Deere & Co.	118,075	9,006
Dover Corp.	58,754	3,602
Flowserve Corp.	49,720	2,092
Illinois Tool Works, Inc.	123,438	11,440
Parker-Hannifin Corp.	50,717	4,918
Pentair PLC	67,471	3,342
Xylem, Inc.	68,084	2,485

		51,788

Media - 7.6%
Alphabet, Inc., Class A*	109,781	85,411
Alphabet, Inc., Class C*	111,969	84,971
Cablevision Systems Corp., Class A (New York Group)	83,270	2,656
CBS Corp., Class B (Non Voting)	163,764	7,718
Comcast Corp., Class A	920,350	51,935
Discovery Communications, Inc., Class A*	55,928	1,492
Discovery Communications, Inc., Class C*	96,757	2,440
Expedia, Inc.	44,621	5,546
Facebook, Inc., Class A*	855,597	89,547
Interpublic Group of (The) Cos., Inc.	152,995	3,562
News Corp., Class A	143,008	1,911
News Corp., Class B	40,391	564
Nielsen Holdings PLC	137,409	6,403
Omnicom Group, Inc.	90,900	6,877
Priceline Group (The), Inc.*	18,759	23,917
Scripps Networks Interactive, Inc., Class A	35,364	1,952
TEGNA, Inc.	84,897	2,167
Time Warner Cable, Inc.	106,778	19,817
Time Warner, Inc.	301,401	19,492
TripAdvisor, Inc.*	42,305	3,607
Twenty-First Century Fox, Inc., Class A	441,620	11,994
Twenty-First Century Fox, Inc., Class B	161,896	4,408
VeriSign, Inc.*	37,439	3,271
Viacom, Inc., Class B	130,018	5,352
Walt Disney (The) Co.	573,218	60,234
Yahoo!, Inc.*	327,432	10,890

		518,134

Medical Equipment & Devices - 3.1%
Abbott Laboratories	561,411	25,213
Agilent Technologies, Inc.	124,029	5,186
Baxter International, Inc.	207,005	7,897
Becton Dickinson and Co.	79,394	12,234
Boston Scientific Corp.*	508,753	9,381
C.R. Bard, Inc.	27,773	5,261
Danaher Corp.	224,577	20,859
DENTSPLY International, Inc.	52,521	3,196
Edwards Lifesciences Corp.*	81,800	6,461
Illumina, Inc.*	55,162	10,588
Intuitive Surgical, Inc.*	14,052	7,675
Medtronic PLC	529,604	40,737
PerkinElmer, Inc.	42,081	2,254
St. Jude Medical, Inc.	107,141	6,618
Stryker Corp.	119,543	11,110
Thermo Fisher Scientific, Inc.	150,303	21,321
Varian Medical Systems, Inc.*	37,011	2,991
Waters Corp.*	30,803	4,145
Zimmer Biomet Holdings, Inc.	64,941	6,662

		209,789

EQUITY INDEX FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Metals & Mining - 0.2%
Alcoa, Inc.	489,725	$4,834
Freeport-McMoRan, Inc.	440,342	2,981
Newmont Mining Corp.	198,172	3,565

		11,380

Oil, Gas & Coal - 6.4%
Anadarko Petroleum Corp.	192,358	9,345
Apache Corp.	141,645	6,299
Baker Hughes, Inc.	165,485	7,637
Cabot Oil & Gas Corp.	154,948	2,741
Cameron International Corp.*	71,623	4,527
Chesapeake Energy Corp.	194,520	875
Chevron Corp.	709,329	63,811
Cimarex Energy Co.	35,391	3,163
Columbia Pipeline Group, Inc.	145,734	2,915
ConocoPhillips	465,599	21,739
CONSOL Energy, Inc.	85,582	676
Devon Energy Corp.	144,968	4,639
Diamond Offshore Drilling, Inc.	23,334	492
Ensco PLC, Class A	88,565	1,363
EOG Resources, Inc.	207,508	14,690
EQT Corp.	56,951	2,969
Exxon Mobil Corp.	1,568,867	122,293
FMC Technologies, Inc.*	86,056	2,496
Halliburton Co.	322,990	10,995
Helmerich & Payne, Inc.	40,227	2,154
Hess Corp.	90,499	4,387
Kinder Morgan, Inc.	689,904	10,293
Marathon Oil Corp.	253,421	3,191
Marathon Petroleum Corp.	200,803	10,410
Murphy Oil Corp.	60,849	1,366
National Oilwell Varco, Inc.	140,742	4,713
Newfield Exploration Co.*	61,154	1,991
Noble Energy, Inc.	159,168	5,241
Occidental Petroleum Corp.	288,176	19,484
ONEOK, Inc.	78,217	1,929
Phillips 66	179,325	14,669
Pioneer Natural Resources Co.	56,673	7,106
Range Resources Corp.	63,242	1,556
Schlumberger Ltd.	475,422	33,161
Southwestern Energy Co.*	143,774	1,022
Spectra Energy Corp.	255,482	6,116
Tesoro Corp.	45,061	4,748
Transocean Ltd.	127,842	1,583
Valero Energy Corp.	181,524	12,836
Williams (The) Cos., Inc.	255,521	6,567

		438,188

Passenger Transportation - 0.6%
American Airlines Group, Inc.	238,468	10,099
Delta Air Lines, Inc.	295,900	14,999
Southwest Airlines Co.	244,673	10,536
United Continental Holdings, Inc.*	139,751	8,008

		43,642

Real Estate - 0.0%
CBRE Group, Inc., Class A*	108,880	3,765

Real Estate Investment Trusts - 2.7%
American Tower Corp.	159,588	15,472
Apartment Investment & Management Co., Class A	58,338	2,335
AvalonBay Communities, Inc.	51,474	9,478
Boston Properties, Inc.	58,251	7,429
Crown Castle International Corp.	126,177	10,908
Equinix, Inc.	23,350	7,061
Equity Residential	137,649	11,231
Essex Property Trust, Inc.	25,065	6,001
General Growth Properties, Inc.	218,702	5,951
HCP, Inc.	176,016	6,731
Host Hotels & Resorts, Inc.	281,373	4,316
Iron Mountain, Inc.	71,995	1,944
Kimco Realty Corp.	154,740	4,094
Macerich (The) Co.	50,290	4,058
Plum Creek Timber Co., Inc.	65,445	3,123
Prologis, Inc.	198,643	8,526
Public Storage	55,467	13,739
Realty Income Corp.	93,469	4,826
Simon Property Group, Inc.	116,494	22,651
SL Green Realty Corp.	37,219	4,205
Ventas, Inc.	126,312	7,128
Vornado Realty Trust	66,425	6,640
Welltower, Inc.	133,363	9,073
Weyerhaeuser Co.	192,322	5,766

		182,686

Renewable Energy - 0.0%
First Solar, Inc.*	28,249	1,864

Retail - Consumer Staples - 2.7%
Costco Wholesale Corp.	164,587	26,581
CVS Health Corp.	417,394	40,809
Dollar General Corp.	110,375	7,933

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Consumer Staples - 2.7% continued
Dollar Tree, Inc.*	89,162	$6,885
Kroger (The) Co.	366,266	15,321
Target Corp.	231,827	16,833
Walgreens Boots Alliance, Inc.	328,473	27,971
Wal-Mart Stores, Inc.	590,997	36,228
Whole Foods Market, Inc.	128,342	4,299

		182,860

Retail - Discretionary - 4.6%
Advance Auto Parts, Inc.	27,382	4,121
Amazon.com, Inc.*	144,851	97,903
AutoNation, Inc.*	29,336	1,750
AutoZone, Inc.*	11,558	8,575
Bed Bath & Beyond, Inc.*	63,475	3,063
Best Buy Co., Inc.	111,360	3,391
CarMax, Inc.*	76,208	4,113
Coach, Inc.	103,669	3,393
eBay, Inc.*	416,213	11,438
GameStop Corp., Class A	39,952	1,120
Gap (The), Inc.	85,322	2,107
Home Depot (The), Inc.	477,613	63,164
Kohl’s Corp.	71,258	3,394
L Brands, Inc.	96,235	9,221
Lowe’s Cos., Inc.	344,600	26,203
Macy’s, Inc.	118,312	4,139
Netflix, Inc.*	161,063	18,422
Nordstrom, Inc.	50,391	2,510
O’Reilly Automotive, Inc.*	37,242	9,438
Ross Stores, Inc.	152,472	8,205
Signet Jewelers Ltd.	29,741	3,679
Staples, Inc.	240,597	2,279
Tiffany & Co.	42,056	3,208
TJX (The) Cos., Inc.	252,598	17,912
Tractor Supply Co.	50,857	4,348
Urban Outfitters, Inc.*	31,145	709

		317,805

Semiconductors - 2.9%
Analog Devices, Inc.	117,637	6,508
Applied Materials, Inc.	434,048	8,104
Avago Technologies Ltd.	98,852	14,348
Broadcom Corp., Class A	211,784	12,245
Intel Corp.	1,777,507	61,235
KLA-Tencor Corp.	58,822	4,079
Lam Research Corp.	59,372	4,715
Linear Technology Corp.	89,944	3,820
Microchip Technology, Inc.	76,741	3,572
Micron Technology, Inc.*	410,053	5,806
NVIDIA Corp.	191,565	6,314
Qorvo, Inc.*	52,937	2,695
QUALCOMM, Inc.	566,513	28,317
SanDisk Corp.	75,057	5,704
Skyworks Solutions, Inc.	72,708	5,586
Texas Instruments, Inc.	382,678	20,975
Xilinx, Inc.	96,685	4,541

		198,564

Software - 4.5%
Activision Blizzard, Inc.	190,965	7,392
Adobe Systems, Inc.*	187,980	17,659
Akamai Technologies, Inc.*	66,826	3,517
Autodesk, Inc.*	84,728	5,163
CA, Inc.	117,383	3,352
Cerner Corp.*	115,048	6,922
Citrix Systems, Inc.*	58,000	4,388
Electronic Arts, Inc.*	116,756	8,023
Intuit, Inc.	99,518	9,604
Microsoft Corp.	3,010,119	167,001
Oracle Corp.	1,206,426	44,071
Red Hat, Inc.*	68,757	5,694
salesforce.com, Inc.*	235,249	18,444
Symantec Corp.	255,823	5,372

		306,602

Specialty Finance - 2.8%
Alliance Data Systems Corp.*	22,996	6,360
American Express Co.	315,075	21,913
Capital One Financial Corp.	200,441	14,468
Discover Financial Services	160,803	8,622
Fidelity National Information Services, Inc.	103,838	6,293
Fiserv, Inc.*	86,187	7,883
MasterCard, Inc., Class A	372,701	36,286
Navient Corp.	140,481	1,608
PayPal Holdings, Inc.*	418,957	15,166
Synchrony Financial*	313,209	9,525
Total System Services, Inc.	63,596	3,167
Visa, Inc., Class A	733,486	56,882
Western Union (The) Co.	190,834	3,418

		191,591

EQUITY INDEX FUNDS    6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Technology Services - 2.2%
Accenture PLC, Class A	235,426	$24,602
Automatic Data Processing, Inc.	174,421	14,777
Cognizant Technology Solutions Corp., Class A*	229,916	13,800
CSRA, Inc.	51,833	1,555
Dun & Bradstreet (The) Corp.	13,528	1,406
Equifax, Inc.	44,372	4,942
Hewlett Packard Enterprise Co.	676,646	10,285
International Business Machines Corp.	336,291	46,280
McGraw Hill Financial, Inc.	102,099	10,065
Moody’s Corp.	65,289	6,551
Paychex, Inc.	120,484	6,372
Teradata Corp.*	49,500	1,308
Verisk Analytics, Inc.*	59,351	4,563
Xerox Corp.	356,526	3,790

		150,296

Telecom - 2.4%
AT&T, Inc.	2,318,314	79,773
CenturyLink, Inc.	206,971	5,207
Frontier Communications Corp.	438,421	2,048
Level 3 Communications, Inc.*	108,192	5,881
Verizon Communications, Inc.	1,533,444	70,876

		163,785

Transportation & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	54,603	3,386
CSX Corp.	368,498	9,563
Expeditors International of Washington, Inc.	70,606	3,184
FedEx Corp.	99,102	14,765
JB Hunt Transport Services, Inc.	34,207	2,509
Kansas City Southern	41,366	3,089
Norfolk Southern Corp.	112,866	9,547
Ryder System, Inc.	20,056	1,140
Union Pacific Corp.	321,504	25,142
United Parcel Service, Inc., Class B	261,619	25,176

		97,501

Transportation Equipment - 0.2%
Cummins, Inc.	62,205	5,475
PACCAR, Inc.	132,985	6,303

		11,778

Utilities - 2.9%
AES Corp.	255,816	2,448
AGL Resources, Inc.	44,975	2,870
Ameren Corp.	90,655	3,919
American Electric Power Co., Inc.	185,585	10,814
CenterPoint Energy, Inc.	161,464	2,964
CMS Energy Corp.	103,317	3,728
Consolidated Edison, Inc.	111,290	7,153
Dominion Resources, Inc.	224,082	15,157
DTE Energy Co.	67,324	5,399
Duke Energy Corp.	259,288	18,511
Edison International	123,736	7,326
Entergy Corp.	67,163	4,591
Eversource Energy	118,996	6,077
Exelon Corp.	348,304	9,672
FirstEnergy Corp.	161,189	5,115
NextEra Energy, Inc.	173,412	18,016
NiSource, Inc.	118,396	2,310
NRG Energy, Inc.	123,065	1,448
Pepco Holdings, Inc.	95,156	2,475
PG&E Corp.	185,107	9,846
Pinnacle West Capital Corp.	41,266	2,661
PPL Corp.	254,078	8,672
Public Service Enterprise Group, Inc.	192,195	7,436
SCANA Corp.	53,749	3,251
Sempra Energy	89,311	8,396
Southern (The) Co.	342,450	16,023
TECO Energy, Inc.	87,497	2,332
WEC Energy Group, Inc.	118,285	6,069
Xcel Energy, Inc.	189,959	6,821

		201,500

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	89,994	3,959
Stericycle, Inc.*	31,778	3,832
Waste Management, Inc.	157,420	8,402

		16,193

Total Common Stocks (Cost $4,252,480)		6,746,016

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
HealthSouth Corp., Exp. 12/31/49, Strike $41.40*	628	$—

Total Warrants (Cost $ — )		—

INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(2)	82,796,263	82,796

Total Investment Companies (Cost $82,796)		82,796

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 3/31/16(3) (4)	$14,960	$14,954

Total Short-Term Investments (Cost $14,958)		14,954

Total Investments - 99.8% (Cost $4,350,234)		6,843,766

Other Assets less Liabilities - 0.2%		12,937

NET ASSETS - 100.0%		$6,856,703

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	1,100	$111,947	Long	3/16	$349

At December 31, 2015, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	10.1
Energy	6.5
Financials	16.5
Health Care	15.1
Industrials	10.0
Information Technology	20.7
Materials	2.8
Telecommunication Services	2.4
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$6,746,016	$—	$—	$6,746,016
Investment Companies	82,796	—	—	82,796
Short-Term Investments	—	14,954	—	14,954

Total Investments	$6,828,812	$14,954	$—	$6,843,766

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$349	$—	$—	$349

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

EQUITY INDEX FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,470,117

Gross tax appreciation of investments	$2,518,417
Gross tax depreciation of investments	(144,768)

Net tax appreciation of investments	$2,373,649

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$260,729	$415,991	$593,924	$—	$—	$6	$82,796
Northern Trust Corp.	5,630	—	—	198	—	87	5,828

Total	$266,359	$415,991	$593,924	$198	$—	$93	$88,624

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
California - 99.7%
Alameda County IDA Revenue VRDB, Convergent Laser Tech,
(Wells Fargo Bank N.A. LOC),
0.02%, 1/11/16	$4,040	$4,040
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.02%, 1/11/16	200	200
California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B,
(U.S. Bank N.A. LOC),
0.01%, 1/4/16	9,150	9,150
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	6,400	6,400
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Los Angeles Museum, Series A,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/4/16	4,975	4,975
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.02%, 1/11/16	7,950	7,950
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.05%, 1/11/16	950	950
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F,
(TD Bank N.A. LOC),
0.01%, 1/4/16	3,100	3,100
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific, Series E,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/4/16	5,290	5,290
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste,
(Comerica Bank LOC),
0.04%, 1/11/16	1,850	1,850
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University,
0.01%, 1/11/16	100	100
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University,
0.01%, 1/11/16	300	300
California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project,
(Citibank N.A. LOC),
0.01%, 1/4/16	4,500	4,500
California State G.O. Unlimited VRDB, Subseries B-1,
(Mizuho Bank Ltd. LOC),
0.01%, 1/11/16	9,500	9,500
California Statewide Communities Development Authority Gas Supply Revenue Bonds, Subseries B,
0.07%, 1/7/16	2,000	2,000
California Statewide Communities Development Authority MFH Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.04%, 1/11/16	1,000	1,000
California Statewide Communities Development Authority MFH Revenue VRDB, South Shore Apartments, Series M,
(FHLB of San Francisco LOC),
0.01%, 1/11/16	4,290	4,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.01%, 1/11/16	7,785	7,785
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.01%, 1/11/16	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	8,000	8,000
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	6,700	6,700

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 99.7% continued
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	$3,400	$3,400
City & County of San Francisco California MFH Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.01%, 1/11/16	600	600
City of Fresno California MFH Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.01%, 1/11/16	5,705	5,705
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	4,000	4,033
City of Manhattan Beach California COPS Refunding VRDB,
(MUFG Union Bank N.A. LOC),
0.02%, 1/11/16	2,045	2,045
City of Oceanside California MFH Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.01%, 1/11/16	700	700
City of Riverside Water Variable Revenue Refunding Bonds, Series A,
0.05%, 3/1/16	3,200	3,200
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.05%, 1/11/16	1,585	1,585
Corona California MFH Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.02%, 1/11/16	4,600	4,600
County of Los Angeles TRANS,
5.00%, 6/30/16	4,000	4,093
County of Riverside G.O. Limited TRANS,
2.00%, 6/30/16	4,000	4,034
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/12/16	3,800	3,850
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	4,000	4,034
Eastern Municipal Water District & Sewer Revenue VRDO Flex Index Notes, Series 2013 A,
0.06%, 7/11/16	4,000	4,000
Golden Empire Schools Financing Authority Lease Revenue Refunding Bonds, Kern High School District,
0.21%, 5/1/16	4,000	4,000
Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/6/16	5,000	5,000
Livermore Refunding VRDB, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	7,530	7,530
Los Angeles Department of Water & Power System Revenue Refunding VRDB, Subseries A-3,
0.01%, 1/11/16	5,450	5,450
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2,
0.01%, 1/4/16	11,000	11,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-3,
0.21%, 8/16/16	3,735	3,735
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series E
0.08%, 1/11/16	1,000	1,000
Metropolitan Water District of Southern California Revenue Refunding Special VRDB, Series A-2,
0.01%, 1/11/16	2,000	2,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.01%, 1/11/16	4,500	4,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	7,800	7,800
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.10%, 1/11/16	7,000	7,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 99.7% continued
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.02%, 1/11/16	$7,435	$7,435
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.03%, 1/11/16	4,900	4,900
Riverside County MFH Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C,
(FNMA LOC),
0.02%, 1/11/16	7,400	7,400
Sacramento County California Housing Authority MFH Revenue Refunding VRDB, Series A, Bent Tree Apartments,
(FNMA LOC),
0.01%, 1/11/16	6,155	6,155
Sacramento County California MFH Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.02%, 1/11/16	5,340	5,340
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View,
(FNMA LOC),
0.02%, 1/11/16	7,260	7,260
San Diego Unified School District G.O. Limited TRANS, Series A,
2.00%, 6/30/16	3,550	3,580
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	595	595
San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(State Street Bank & Trust Co. LOC),
0.01%, 1/11/16	3,000	3,000
San Francisco City & County Public Utilities Commission Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.05%, 1/27/16	6,300	6,300
San Francisco City & County Public Utilities Commission Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.05%, 1/27/16	7,500	7,500
State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten Project,
(Citibank N.A. LOC),
0.01%, 1/4/16	3,300	3,300
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten Project,
(Citibank N.A. LOC),
0.01%, 1/4/16	6,900	6,900
State of California G.O. Unlimited VRDB, Series A5, Kindergarden Project,
(Citibank N.A. LOC),
0.01%, 1/4/16	4,500	4,500
State of California G.O. Unlimited VRDB, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	8,350	8,350
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/4/16	8,500	8,500
State of California Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.02%, 1/8/16	23,980	23,980
0.04%, 1/12/16	6,750	6,750
State of California Municipal Interest Bearing CP,
(U.S. Bancorp LOC),
0.04%, 1/14/16	5,120	5,120
State of California Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.05%, 1/29/16	3,100	3,100
0.05%, 3/16/16	10,000	10,000
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	2,795	2,795

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 99.7% continued
Tahoe Forest California Hospital District Revenue VRDB, Health Facility,
(U.S. Bank N.A. LOC),
0.01%, 1/4/16	$2,445	$2,445
University of California Municipal CP,
0.01%, 1/11/16	5,200	5,200
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	6,300	6,300

		354,679

Total Municipal Investments (Cost $354,679)		354,679

Total Investments - 99.7% (Cost $354,679)(1)		354,679

Other Assets less Liabilities - 0.3%		897

NET ASSETS - 100.0%		$355,576

(1)	The cost for federal income tax purposes was approximately $354,679,000.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
State	21.9%
Housing	17.8
Water & Sewer	11.0
School	10.7
Hospital	6.5
Miscellaneous Revenues	6.1
All other sectors less than 5%	26.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund(1)	$—	$354,679	$—	$354,679

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi Family Housing

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDO - Variable Rate Demand Obligation

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.6%
ABS Other - 5.6%
Collateralized Commercial Paper II Co.,
0.42%, 1/28/16(1)	$40,000	$40,000
Concord Minutemen Capital Co. LLC, Class A,
0.46%, 1/5/16	46,000	45,998
Kells Funding LLC,
0.40%, 1/8/16(1)	40,000	39,997
0.31%, 3/2/16(1)	34,000	33,982
LMA Americas LLC,
0.51%, 1/28/16	48,200	48,182
Ridgefield Funding Co. LLC,
0.57%, 1/30/16(1) (2)	50,000	50,000
Victory Receivables Corp.,
0.32%, 1/7/16(1)	70,000	69,996
0.36%, 1/14/16(1)	13,000	12,998
0.52%, 1/26/16	65,000	64,977

		406,130

Total ABS Commercial Paper (Cost $406,130)		406,130

ASSET-BACKED SECURITIES - 0.3%
ABS Other - 0.3%
Dell Equipment Finance Trust, Series 2015-1,
0.42%, 1/22/16(1)	1,415	1,415
Dell Equipment Finance Trust, Series 2015-2,
0.53%, 4/8/16(1)	19,380	19,380

		20,795

Total Asset-Backed Securities (Cost $20,795)		20,795

CERTIFICATES OF DEPOSIT - 30.9%
Banking - 30.9%
Australia and New Zealand Banking,
0.37%, 3/1/16	39,000	39,000
0.43%, 3/16/16	80,000	80,000
0.50%, 3/31/16	55,000	55,000
Bank of America N.A.,
0.43%, 1/4/16, FRCD(2)	50,000	50,000
Bank of America N.A., New York Branch,
0.31%, 2/3/16	27,000	27,000
Bank of Montreal, Chicago Branch,
0.41%, 2/16/16, FRCD(2)	20,000	20,000
0.48%, 3/7/16, FRCD	56,000	56,000
0.65%, 4/1/16	55,000	55,000
Bank of Montreal, London Branch,
0.42%, 3/1/16	67,000	67,000
Bank of Nova Scotia, Houston Branch,
0.42%, 1/4/16, FRCD(2)	35,000	35,000
0.49%, 1/4/16, FRCD(2)	35,000	35,000
0.53%, 5/2/16	73,000	73,000
Bank of Nova Scotia, Houston,
0.56%, 1/1/16, FRCD(2)	75,000	75,000
0.38%, 1/4/16, FRCD(2)	20,000	20,000
0.54%, 3/10/16, FRCD	45,000	45,000
Bank of Tokyo-Mitsubishi UFJ, New York,
0.44%, 3/22/16	70,000	70,000
BNP Paribas S.A., New York Branch,
0.29%, 2/2/16	55,000	55,000
0.28%, 2/8/16	33,000	32,995
Branch Banking and Trust Co.,
0.41%, 2/3/16	85,000	85,000
Citibank N.A., New York Branch,
0.38%, 1/5/16	57,000	57,000
0.44%, 1/20/16	70,000	70,000
Commonwealth Bank of Australia, London,
0.31%, 3/1/16	70,000	70,000
Credit Agricole S.A.,
0.65%, 3/1/16	35,000	35,000
Lloyds Bank PLC, New York Branch,
0.29%, 2/1/16	42,000	42,000
Mitsubishi UFJ Trust & Banking Corp.,
0.35%, 2/5/16	52,000	52,000
0.40%, 2/17/16	73,000	73,000
Mizuho Bank Ltd., New York Branch,
0.50%, 3/9/16	38,000	38,000
Norinchukin Bank, New York Branch,
0.30%, 2/1/16	66,000	66,000
Oversea-Chinese Banking Corp. Ltd.,
0.27%, 2/5/16	55,000	55,000
Rabobank Nederland, London Branch,
0.28%, 2/1/16	53,000	53,000
Rabobank Nederland, New York Branch,
0.58%, 1/25/16, FRCD(2)	25,000	25,000
Royal Bank of Canada, New York,
0.36%, 2/4/16, FRCD(2)	30,000	30,000
0.56%, 3/18/16, FRCD	45,000	45,000
Skandinaviska Enskilda Banken AB,
0.40%, 3/18/16	70,000	70,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.9% continued
Banking - 30.9% continued
Sumitomo Mitsui Bank, New York,
0.70%, 3/22/16	$45,000	$45,000
Sumitomo Mitsui Banking Corp.,
0.35%, 2/4/16	58,000	58,000
Sumitomo Mitsui Banking Corp., New York,
0.48%, 3/16/16	34,000	34,000
Sumitomo Mitsui Trust Bank Ltd.,
0.70%, 3/21/16	33,000	33,000
Svenska Handelsbanken AB, New York,
0.37%, 2/25/16	32,000	32,000
Swedbank AB, New York Branch,
0.38%, 2/24/16	35,000	35,000
Toronto Dominion Bank, New York Branch,
0.53%, 2/24/16	30,000	30,000
Toronto Dominion Bank, New York,
0.40%, 2/12/16, FRCD(2)	40,000	40,000
0.50%, 4/5/16	52,000	52,000
Wells Fargo Bank N.A.,
0.36%, 1/20/16, FRCD	24,000	24,000
0.69%, 1/22/16, FRCD(2)	32,000	32,000
0.41%, 2/12/16, FRCD(2)	40,000	40,000
0.44%, 2/25/16, FRCD(2)	48,000	48,000

		2,258,995

Total Certificates of Deposit (Cost $2,258,995)		2,258,995

COMMERCIAL PAPER - 6.1%
Banking - 3.5%
Australia and New Zealand Banking Group,
0.46%, 1/19/16(1) (2)	39,000	39,006
DNB Bank ASA,
0.36%, 2/29/16(1)	70,000	69,960
National Australia Bank Ltd.,
0.72%, 4/21/16(1)	58,000	57,871
Oversea-Chinese Banking Corp.,
0.37%, 2/16/16	40,000	39,982
Sumitomo Mitsui Trust Bank Ltd.,
0.51%, 3/18/16(1)	52,000	51,944

		258,763

Foreign Agencies - 1.6%
Caisse Des Depots Et Consignations,
0.34%, 3/3/16	27,000	26,984
KFW,
0.26%, 1/21/16(1)	38,000	37,994
Nederlandse Waterschapsbank N.V.,
0.38%, 1/4/16(1)	49,000	48,999

		113,977

Pharmaceuticals - 1.0%
Pfizer, Inc.,
0.54%, 3/28/16	72,000	71,902

Total Commercial Paper (Cost $444,642)		444,642

CORPORATE NOTES/BONDS - 2.4%
Banking - 0.6%
Bank of Nova Scotia,
2.90%, 3/29/16	2,000	2,012
Commonwealth Bank of Australia,
0.62%, 3/3/16, FRN(1) (2)	35,000	35,021
PNC Bank N.A.,
0.80%, 1/28/16	10,000	10,002

		47,035

Foreign Agencies - 1.1%
Export Development Canada,
0.42%, 1/1/16, FRN(1) (2)	31,000	31,000
0.45%, 1/1/16, FRN(1) (2)	23,000	23,000
0.32%, 1/20/16, FRN(2)	29,000	28,996

		82,996

Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	22,000	22,445

Supranational - 0.4%
International Bank for Reconstruction & Development,
0.45%, 1/1/16, FRN(2)	27,000	26,998

Total Corporate Notes/Bonds (Cost $179,474)		179,474

EURODOLLAR TIME DEPOSITS - 2.9%
Banking - 2.9%
Royal Bank of Canada, Toronto Branch,
0.15%, 1/4/16	75,000	75,000
Shizuoka Bank Ltd., New York Branch,
0.40%, 1/5/16	7,000	7,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 2.9% continued
Banking - 2.9% continued
0.40%, 1/6/16	$16,000	$16,000
0.40%, 1/7/16	18,000	18,000
Skandinaviska Enskilda Banken AB,
0.15%, 1/4/16	100,000	100,000

		216,000

Total Eurodollar Time Deposits (Cost $216,000)		216,000

MEDIUM TERM NOTES - 0.5%
Diversified Manufacturing - 0.3%
General Electric Capital Corp.,
1.00%, 1/8/16	17,818	17,820

Finance Companies - 0.2%
GE Capital International Funding Co.,
0.96%, 4/15/16(1)	17,565	17,587

Total Medium Term Notes (Cost $35,407)		35,407

MUNICIPAL INVESTMENTS - 6.8%
California - 0.0%
California Statewide Communities Development Authority Revenue VRDB, Series C-T, Oakmont Stockton Project,
(FHLB of San Francisco LOC),
0.44%, 1/11/16	495	495

Colorado - 0.7%
Catholic Health Initiatives,
0.63%, 1/19/16	50,000	49,985

Idaho - 0.0%
Glacier 600 LLC, (U.S. Bank N.A. LOC),
0.40%, 1/11/16	2,780	2,780

Maryland - 0.3%
Maryland State Community Development Administration Department of Housing & Community Development Taxable Revenue VRDB, Series E,
(FHLMC Insured),
0.35%, 1/11/16	21,795	21,795

Michigan - 1.7%
Michigan Finance Authority Taxable Revenue VRDB, School Loan Revolving Fund,
(Bank of America N.A. LOC),
0.32%, 1/7/16	99,000	99,000
Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB,
(JPMorgan Chase Bank N.A. LOC),
0.38%, 1/11/16	25,000	25,000

		124,000

New Jersey - 1.9%
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.42%, 1/11/16(1)	140,000	140,000

New York - 0.6%
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.57%, 1/7/16(1)	17,270	17,270
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.40%, 1/11/16	23,175	23,175

		40,445

Pennsylvania - 0.4%
Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Brookside Manor Project,
(FNMA LOC),
0.44%, 1/11/16	1,860	1,860
Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Forge Gate Apartments Project,
(FNMA LOC),
0.44%, 1/11/16	800	800
Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Kingswood Apartments Project,
(FNMA LOC),
0.44%, 1/11/16	3,670	3,670
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.57%, 1/7/16(1)	26,590	26,590

		32,920

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 6.8% continued
Vermont - 1.2%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.32%, 2/11/16	$86,415	$86,415

Washington - 0.0%
Washington State Housing Finance Commission MFH Taxable Revenue VRDB, Series B, Highlander Apartments Project,
(FHLMC LOC),
0.44%, 1/11/16	1,350	1,350

Total Municipal Investments (Cost $500,185)		500,185

U.S. GOVERNMENT AGENCIES - 16.0%(3)
Federal Farm Credit Bank - 5.2%
FFCB Discount Notes,
0.68%, 8/29/16	20,000	19,910
0.36%, 10/3/16	21,000	20,942
0.38%, 10/3/16	48,000	47,864
0.76%, 10/26/16	20,000	19,875
FFCB FRN,
0.24%, 1/2/16(2)	40,000	39,995
0.28%, 1/10/16(2)	60,000	59,996
0.30%, 1/15/16(2)	25,000	24,999
0.38%, 1/19/16(2)	25,000	25,000
0.36%, 1/20/16(2)	28,000	27,999
0.40%, 1/20/16	20,000	20,001
0.38%, 1/21/16(2)	25,000	25,000
0.40%, 1/22/16(2)	22,000	21,998
0.43%, 1/30/16(2)	28,000	28,005

		381,584

Federal Home Loan Bank - 9.7%
FHLB Bonds,
0.23%, 2/24/16	15,000	14,999
0.26%, 3/7/16	41,800	41,799
0.25%, 4/14/16	142,320	142,296
0.50%, 9/28/16	13,000	13,012
FHLB Discount Notes,
0.19%, 2/3/16	16,000	15,997
0.29%, 2/16/16	35,000	34,987
0.29%, 2/17/16	100,000	99,962
0.35%, 5/23/16	30,000	29,959
0.31%, 6/3/16	15,000	14,980
FHLB FRN,
0.22%, 1/4/16(2)	39,000	39,000
0.26%, 1/14/16(2)	50,000	50,000
0.35%, 1/19/16(2)	50,000	50,000
0.36%, 1/22/16(2)	48,000	48,000
0.38%, 1/25/16(2)	25,000	25,000
0.39%, 1/26/16(2)	30,000	30,000
0.22%, 2/13/16(2)	35,000	34,994
0.49%, 3/23/16(2)	25,000	25,000

		709,985

Federal Home Loan Mortgage Corporation - 0.6%
FHLMC FRN,
0.34%, 1/16/16(2)	40,000	40,000

Federal National Mortgage Association - 0.5%
FNMA FRN,
0.28%, 1/5/16(2)	15,000	14,995
0.44%, 1/26/16(2)	20,000	19,998

		34,993

Total U.S. Government Agencies (Cost $1,166,562)		1,166,562

U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Bills - 3.4%
0.11%, 1/21/16	31,830	31,828
0.15%, 1/28/16	47,000	46,995
0.30%, 5/5/16	25,000	24,974
0.33%, 7/21/16	23,000	22,958
0.34%, 7/21/16	35,000	34,934
0.23%, 9/15/16	16,000	15,974
0.47%, 11/10/16	40,000	39,836
0.51%, 11/10/16	35,000	34,847

		252,346

U.S. Treasury Floating Rate Notes - 2.9%
0.31%, 1/1/16(2)	96,000	96,001
0.34%, 1/1/16(2)	57,000	56,960
0.43%, 1/1/16(2)	59,000	58,979

		211,940

U.S. Treasury Notes - 1.0%
0.63%, 10/15/16	16,000	16,035
0.38%, 10/31/16	16,000	16,004

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.0%(3) continued
U.S. Treasury Notes - 1.0%
0.63%, 11/15/16	$27,000	$27,028
0.50%, 11/30/16	11,000	10,998

		70,065

Total U.S. Government Obligations (Cost $534,351)		534,351

Investments, at Amortized Cost ($5,762,541)		5,762,541

REPURCHASE AGREEMENTS - 24.0%
Joint Repurchase Agreements - 0.4%(4)
Bank of America Securities LLC, dated 12/31/15, repurchase price $15,837
0.06%, 1/8/16	15,837	15,837
Societe Generale, New York Branch, dated 12/31/15, repurchase price $15,838
0.32%, 1/8/16	15,837	15,837

		31,674

Repurchase Agreements - 23.6%(5)
Federal Reserve Bank of New York, dated 12/31/15, repurchase price $1,350,037
0.25%, 1/4/16	1,350,000	1,350,000
Goldman Sachs & Co., dated 12/31/15, repurchase price $55,073
0.50%, 4/4/16	55,000	55,000
HSBC Securities (USA), Inc., dated 12/31/15, repurchase price $40,034
0.32%, 4/4/16	40,000	40,000
JPMorgan Securities LLC, dated 12/31/15, repurchase price $100,054
0.52%, 3/31/16	100,000	100,000
JPMorgan Securities LLC, dated 12/31/15, repurchase price $40,014
0.37%, 2/4/16	40,000	40,000
Scotia Capital USA, Inc., dated 12/31/15, repurchase price $90,003
0.27%, 1/4/16	90,000	90,000
Societe Generale S.A., dated 12/31/15, repurchase price $45,001
0.25%, 1/4/16	45,000	45,000

		1,720,000

Total Repurchase Agreements (Cost $1,751,674)		1,751,674

Total Investments - 102.8% (Cost $7,514,215)(6)		7,514,215

Liabilities less Other Assets - (2.8)%		(206,387)

NET ASSETS - 100.0%		$7,307,828

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,167	3.13% - 3.75%	11/15/43 - 8/15/44
U.S. Treasury Notes	$20,064	0.13%	4/15/16 - 4/15/19

Total	$32,231

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stocks	$103,718	Not Applicable	Not Applicable
Corporate Bonds	$294,254	0.44% - 9.38%	1/15/16 - 7/15/64
U.S. Treasury Bonds	$1,350,037	8.00%	11/15/21

Total	$1,748,009

(6)	The cost for federal income tax purposes was approximately $7,514,215,000.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$7,514,215	$—	$7,514,215

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

EDA - Economic Development Authority

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Note

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi Family Housing

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4%
Alabama - 1.4%
Birmingham Water Works & Sewer Board Revenue Bonds, Series A,
(U.S. Treasury Escrowed),
5.00%, 1/4/16	$200	$200
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.17%, 1/11/16	20,000	20,000
Mobile IDB of the City of Alabama Pollution Control Adjustable Revenue Bonds, Series C, Power Company Barry,
0.06%, 1/11/16	11,500	11,500
Tuscaloosa County IDA Gulf Opportunity Zone Revenue VRDB, Series A, Hunt Refining Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/11/16	48,500	48,500

		80,200

Alaska - 0.5%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.01%, 1/11/16	19,785	19,785
City of Valdez Terminal Revenue Refunding Bonds, Series A, BP Pipelines, Inc. Project,
(BP PLC Gtd.),
5.00%, 1/4/16	11,075	11,075

		30,860

Arizona - 0.7%
Arizona State Health Facilities Authority Revenue VRDB, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	9,000	9,000
Arizona State Health Facilities Authority Revenue VRDB, Series G, Banner Health Project,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	18,180	18,180
Phoenix Arizona IDA MFH Revenue Refunding VRDB, Southwest Village Apartments Project,
(FNMA LOC),
0.03%, 1/11/16	8,700	8,700
Pima County Arizona IDA MFH Revenue Refunding VRDB, Eastside Place Apartments Project,
(FNMA LOC),
0.01%, 1/11/16	6,055	6,055

		41,935

California - 8.3%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	2,000	2,000
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/4/16	8,150	8,150
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.02%, 1/11/16	3,245	3,245
California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project,
(CITIBANK NA LOC),
0.01%, 1/4/16	1,100	1,100
California State G.O. Unlimited, Series C-4,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	11,540	11,540
California Statewide Communities Development Authority Gas Supply Revenue Bonds, Subseries A,
0.07%, 3/1/16	12,000	12,000
California Statewide Communities Development Authority Gas Supply Revenue Bonds, Subseries B,
0.07%, 1/7/16	23,000	23,000
California Statewide Communities Development Authority MFH Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.01%, 1/11/16	17,700	17,700
California Statewide Communities Development Authority MFH Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.04%, 1/11/16	4,400	4,400

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
California - 8.3% continued
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.01%, 1/11/16	$3,600	$3,600
City of Fresno California MFH Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.01%, 1/11/16	9,755	9,755
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	47,000	47,390
City of Riverside Water Variable Revenue Refunding Bonds, Series A,
0.05%, 3/1/16	25,900	25,900
County of Los Angeles TRANS,
5.00%, 6/30/16	26,000	26,604
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/12/16	10,240	10,375
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	1,000	1,008
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.02%, 1/11/16	13,300	13,300
Eastern Municipal Water District & Sewer Revenue VRDO Flex Index Notes, Series 2013 A,
0.06%, 7/11/16	14,000	14,000
Golden Empire Schools Financing Authority Lease Revenue Refunding Notes, Kern High School District,
0.21%, 5/1/16	20,000	20,000
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240- 105-250,
(U.S. Bank N.A. LOC),
0.01%, 1/4/16	15,000	15,000
Irvine Unified School District No. 09 Adjustable Special Tax Bank Bond, Community Facilities,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/11/16	10,000	10,000
Los Angeles Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.01%, 1/11/16	50,000	50,000
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.01%, 1/11/16	13,900	13,900
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.21%, 1/11/16	15,000	15,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-3,
0.21%, 8/16/16	5,000	5,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series E,
0.08%, 1/11/16	10,000	10,000
Metropolitan Water District of Southern California Revenue Refunding Special VRDB, Series A-2,
0.01%, 1/11/16	2,000	2,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.01%, 1/11/16	9,000	9,000
Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series A1,
0.01%, 1/11/16	11,500	11,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	8,900	8,900
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.02%, 1/11/16	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
Series I, (FNMA LOC),
0.03%, 1/11/16	19,300	19,300

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
California - 8.3% continued
Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB,
0.01%, 1/11/16	$6,000	$6,000
San Diego Unified School District G.O. Limited TRANS, Series A,
2.00%, 6/30/16	15,000	15,128
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	13,185	13,185
State of California G.O. Unlimited VRDB, Series A5, Kindergarden Project,
(Citibank N.A. LOC),
0.01%, 1/4/16	6,600	6,600
State of California G.O. Unlimited VRDB, Series B, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	10,600	10,600
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/4/16	900	900
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.01%, 1/4/16	9,600	9,600
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	3,700	3,700

		490,580

Colorado - 1.8%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.01%, 1/11/16	9,830	9,830
City of Colorado Springs Utilities System Municipal Interest Bearing CP,
(U.S. Bank N.A. LOC),
0.07%, 3/2/16	5,900	5,900
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.01%, 1/11/16	8,785	8,785
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School,
(MUFG Union Bank N.A. LOC),
0.02%, 1/11/16	6,790	6,790
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	7,635	7,635
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	6,000	6,000
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.01%, 1/11/16	6,835	6,835
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.02%, 1/11/16	9,210	9,210
Lower Colorado River Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/19/16	15,008	15,008
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-55,
(Royal Bank of Canada LOC),
0.01%, 2/1/16(1) (2)	33,325	33,325

		109,318

Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority Adjustable Revenue Bonds, Series U, Yale University,
0.01%, 1/11/16	20,510	20,510
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series J-1, Yale-New Heaven Hospital,
(U.S. Treasury Escrowed),
5.00%, 7/1/16	5,750	5,881
Connecticut State Health & Educational Facility Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H,
(TD Bank N.A. LOC),
0.01%, 1/11/16	6,000	6,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Connecticut - 0.7% continued
Town of Woodbridge G.O. Unlimited BANS, Lot A,
1.75%, 7/21/16	$7,940	$8,001

		40,392

District of Columbia - 0.7%
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series A, SIFMA,
0.13%, 12/1/16	10,000	10,000
District of Columbia Revenue VRDB, D.C. Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	4,355	4,355
District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2,
0.01%, 1/11/16	15,000	15,000
Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 1/11/16	10,900	10,900

		40,255

Florida - 3.8%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.01%, 1/11/16	12,200	12,200
City of Jacksonville Capital Project Revenue VRDB, Series A,
(Bank of America N.A. LOC),
0.02%, 1/11/16	26,315	26,315
Florida Housing Finance Agency Revenue VRDB,
(FNMA LOC),
0.02%, 1/11/16	8,500	8,500
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series I-2,
0.01%, 1/11/16	24,000	24,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.01%, 1/11/16	40,125	40,125
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.01%, 1/11/16	55,570	55,570
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
(Wells Fargo & Co. Gtd.),
0.01%, 1/11/16(2)	14,980	14,980
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	24,500	24,500
Orange County Florida MFH Finance Authority Revenue Refunding VRDB, Heather Glen,
(FNMA LOC),
0.03%, 1/11/16	10,000	10,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-66,
(Royal Bank of Canada LOC),
0.10%, 2/1/16(1) (2)	10,000	10,000

		226,190

Georgia - 1.9%
DeKalb County Georgia MFH Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.03%, 1/11/16	4,200	4,200
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A1,
(Royal Bank of Canada Gtd.),
0.07%, 2/1/16	29,900	29,900
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A2,
(Royal Bank of Canada Gtd.),
0.07%, 4/1/16	59,700	59,700
Marietta Georgia Housing Authority Adjustable Revenue Bonds,
(FNMA LOC),
0.02%, 1/11/16	6,375	6,375
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.01%, 1/11/16	10,600	10,600

		110,775

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Idaho - 0.1%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16	$8,125	$8,125

Illinois - 8.1%
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.05%, 1/11/16	17,930	17,930
Chicago Waterworks Revenue VRDB, Subseries 2000-1, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/11/16	8,500	8,500
Chicago Waterworks Revenue VRDB, Subseries 2000-2, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 1/11/16	8,500	8,500
Eastern Illinois EDA MFH Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.50%, 8/1/16	20,000	20,000
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project,
(BMO Harris Bank N.A. LOC),
0.08%, 1/11/16	700	700
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.01%, 1/4/16	24,625	24,625
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	13,500	13,500
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/11/16	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.08%, 1/11/16	2,145	2,145
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.03%, 1/11/16	9,000	9,000
Illinois Educational Facilities Authority Revenue VRDB, Aurora University,
(BMO Harris Bank N.A. LOC),
0.01%, 1/11/16	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.17%, 3/10/16	30,000	30,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.02%, 1/11/16	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.03%, 1/11/16	26,065	26,065
Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project,
(PNC Bank N.A. LOC),
0.03%, 1/11/16	6,000	6,000
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B,
0.01%, 1/11/16	24,400	24,400
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/11/16	9,075	9,075
Illinois Finance Authority Revenue VRDB, Community Action Partnership,
(Citibank N.A. LOC),
0.03%, 1/11/16	4,670	4,670
Illinois MFH Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.02%, 1/11/16	6,435	6,435
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 1/11/16	10,200	10,200
Illinois State Finance Authority Revenue Refunding VRDB, University of Chicago,
0.01%, 1/11/16	10,000	10,000

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Illinois - 8.1% continued
Illinois State Finance Authority Revenue VRDB, Ingalls Health System,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	$12,700	$12,700
Illinois State Finance Authority Revenue VRDB, North Park University Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	14,800	14,800
Illinois State Finance Authority Revenue VRDB, Subseries C-1, Advocate Health,
0.01%, 1/11/16	42,000	42,000
Illinois State Finance Authority Revenue VRDB, University of Chicago Medical Center, Series E-1,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/4/16	10,000	10,000
Illinois State Health Facilities Authority Revenue VRDB, Memorial Health System,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/4/16	8,925	8,925
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(AGM Corp. Insured),
0.02%, 1/11/16	73,350	73,350
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.01%, 1/11/16	6,800	6,800
Lisle Illinois MFH Revenue Bonds, Ashley of Lisle Project,
(FHLMC LOC),
0.03%, 1/11/16	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.02%, 1/11/16	13,900	13,900
University of Illinois Revenue Refunding VRDB, UIC South Campus Development,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	6,500	6,500
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.01%, 1/11/16	7,195	7,195

		480,640

Indiana - 4.8%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	4,130	4,130
Indiana Bond Bank Advance Funding Program Fixed Revenue Notes, Series A,
2.00%, 1/5/16	10,000	10,002
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co.,
0.01%, 1/11/16	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project,
(Mizuho Bank Ltd. LOC),
0.01%, 1/11/16	15,425	15,425
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.01%, 1/11/16	18,750	18,750
Posey County Economic Development Revenue Refunding VRDB,
0.35%, 8/2/16	225,000	225,000

		281,307

Iowa - 1.1%
City of Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
0.01%, 1/4/16	1,395	1,395
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	3,120	3,120
Iowa Finance Authority Health Care Facilities Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	11,410	11,410
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/4/16	6,010	6,010
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.02%, 1/4/16	12,050	12,050

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Iowa - 1.1% continued
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.02%, 1/4/16	$9,540	$9,540
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
(Bank of America N.A. LOC),
0.02%, 1/4/16	2,500	2,500
Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines,
(BMO Harris Bank N.A. LOC),
0.01%, 1/4/16	4,800	4,800
Urbandale Iowa IDR VRDB, Aurora Bus Park,
(FHLB of Des Moines LOC),
0.01%, 1/11/16	15,400	15,400

		66,225

Kansas - 0.7%
City of Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/16	20,000	20,219
Kansas State Development Finance Authority MFH Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16	18,715	18,715

		38,934

Kentucky - 1.1%
City of Pikeville Revenue Refunding BANS,
1.00%, 3/1/16	12,500	12,515
Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/16	20,000	20,073
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series D1,
1.25%, 7/1/16	4,600	4,620
Kentucky State Housing Corp. Multifamily Rental Housing Revenue Bonds, Winterwood Rural Housing Portfolio,
(U.S. Treasury Escrowed),
0.65%, 12/15/16	21,175	21,175
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16	6,227	6,227

		64,610

Louisiana - 1.0%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, Series B,
(U.S. Treasury Escrowed),
5.00%, 6/1/16	6,090	6,205
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B, Loop LLC Project,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	5,100	5,100
Louisiana State Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	24,000	24,000
Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project,
(Bank of America N.A. LOC),
0.01%, 1/4/16	26,250	26,250

		61,555

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	14,600	14,600

Maryland - 2.0%
Anne Arundel County Maryland Revenue VRDB, Key School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	7,850	7,850
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	3,400	3,400

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Maryland - 2.0% continued
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 1/11/16	$3,440	$3,440
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 1/11/16	33,500	33,500
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.01%, 1/11/16	20,000	20,000
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.01%, 1/11/16	10,175	10,175
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, MFH Development,
(FHLMC LOC),
0.02%, 1/11/16	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	5,195	5,195
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A,
0.01%, 1/11/16	3,000	3,000
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3,
0.01%, 1/11/16	15,000	15,000
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A,
0.01%, 1/11/16	3,000	3,000

		121,510

Massachusetts - 1.9%
Mass School Building Authority Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.03%, 1/4/16	26,250	26,250
Massachusetts Development Finance Agency MFH Revenue Bonds, New Hadley Project,
(U.S. Treasury Escrowed),
0.35%, 4/1/16	9,920	9,920
Massachusetts State Bay Transportation Authority Sales Tax Revenue VRDB, Series A-1,
0.01%, 1/11/16	2,500	2,500
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2,
0.01%, 1/11/16	28,435	28,435
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments,
(FHLB of Atlanta LOC),
0.01%, 1/11/16	4,950	4,950
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/22/16	14,000	14,120
Massachusetts State Water Resources Authority General Revenue VRDB, Series F,
0.01%, 1/11/16	25,000	25,000

		111,175

Michigan - 1.6%
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 1/11/16	8,175	8,175
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing St. Vincent Home Project,
(Comerica Bank LOC),
0.02%, 1/11/16	4,450	4,450
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	10,200	10,200

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Michigan - 1.6% continued
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project,
(Comerica Bank LOC),
0.02%, 1/11/16	$10,000	$10,000
Michigan State Strategic Fund Limited Obligation VRDB, CS Facilities LLC Project,
(MUFG Union Bank N.A. LOC),
0.01%, 1/11/16	10,000	10,000
Michigan State University Revenue VRDB, General Series A,
0.01%, 1/11/16	28,500	28,500
Oakland University Revenue Refunding VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	23,165	23,165

		94,490

Minnesota - 1.8%
City of Edina MFH Revenue Refunding VRDB, Edina Park Plaza,
(FHLMC LOC),
0.02%, 1/11/16	10,200	10,200
City of Edina MFH Revenue Refunding VRDB, Vernon Terrace Apartments Project,
(FHLMC LOC),
0.01%, 1/11/16	5,705	5,705
City of Minnetonka MFH Revenue Refunding VRDB, Minnetonka Hills Apartments,
(FNMA LOC),
0.02%, 1/11/16	3,865	3,865
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing,
(FNMA LOC),
0.02%, 1/11/16	7,565	7,565
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project,
(FHLB of Des Moines LOC),
0.02%, 1/11/16	5,965	5,965
Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	13,050	13,050
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q,
(U.S. Bank N.A. LOC),
0.03%, 1/4/16	4,200	4,200
Minnesota State Rural Water Finance Authority Inc. Revenue Notes, Public Projects Construction Notes,
1.00%, 11/1/16	10,000	10,050
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.02%, 1/11/16	10,510	10,510
RBC Municipal Products, Inc. Trust Revenue VRDB,
(Royal Bank of Canada LOC),
0.02%, 1/11/16(2)	30,000	30,000
Saint Louis Park MFH Revenue VRDB, Series B, Shoreham Project,
(FHLB of Des Moines LOC),
0.01%, 1/11/16	3,700	3,700

		104,810

Mississippi - 0.2%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series E,
(Chevron Corp. Gtd.),
0.01%, 1/4/16	5,600	5,600
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1 - 12/10/08,
0.01%, 1/11/16	5,480	5,480

		11,080

Missouri - 2.4%
Kansas City IDA MFH Revenue Refunding VRDB, Ethans Apartments Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	15,060	15,060
Kansas City IDA MFH Revenue Refunding VRDB, Woodlands Partners Project,
(FNMA LOC),
0.01%, 1/11/16	4,045	4,045

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Missouri - 2.4% continued
Kansas City Metropolitan Community Colleges Building Corp. Revenue Refunding Bonds, Improvement Leasehold Junior College,
(U.S. Treasury Escrowed),
5.00%, 7/1/16	$2,000	$2,047
5.00%, 7/1/16	1,115	1,141
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	5,235	5,235
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project,
(U.S. Bank N.A. LOC),
0.04%, 1/11/16	800	800
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.03%, 1/11/16	6,250	6,250
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floaters, Series E-47,
(Royal Bank of Canada LOC),
0.02%, 1/11/16(2)	49,995	49,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri,
(Royal Bank of Canada LOC),
0.02%, 1/11/16(2)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project,
(FNMA Escrowed),
0.01%, 1/11/16	5,870	5,870
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.01%, 1/11/16	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project,
(FNMA Escrowed),
0.01%, 1/11/16	12,700	12,700

		142,143

Montana - 0.5%
City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project,
(Bank of Nova Scotia LOC),
0.01%, 1/4/16	15,000	15,000
Livingston RANS, Livingston Healthcare Project,
1.00%, 12/1/16	12,000	12,044

		27,044

Nebraska - 0.4%
Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A,
(U.S. Bank N.A. LOC),
0.01%, 1/4/16	13,420	13,420
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	3,910	3,910
Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	7,770	7,770

		25,100

Nevada - 0.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	7,775	7,775
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	3,200	3,200
County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien,
(Royal Bank of Canada LOC),
0.01%, 1/11/16	16,150	16,150

		27,125

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
New Hampshire - 0.7%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire,
(FHLB of Boston LOC),
0.02%, 1/11/16	$9,355	$9,355
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy,
0.01%, 1/11/16	25,000	25,000
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.02%, 1/11/16	6,295	6,295

		40,650

New Jersey - 1.3%
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP,
0.10%, 1/11/16(2)	10,000	10,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-61,
(Royal Bank of Canada LOC),
0.10%, 1/7/16(2)	55,000	55,000
Rutgers The State University of New Jersey Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.07%, 1/6/16	9,813	9,813

		74,813

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare,
0.01%, 1/11/16	15,300	15,300

New York - 10.2%
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.01%, 1/4/16	2,300	2,300
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.01%, 1/4/16	18,600	18,600
City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5,
(Bank of New York Mellon LOC),
0.01%, 1/4/16	6,400	6,400
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2008, Subseries J-5,
0.01%, 1/4/16	9,600	9,600
City of New York G.O. Unlimited Adjustable Bonds, Fiscal 2015, Subseries F-7,
(Royal Bank of Canada LOC),
0.01%, 1/4/16	7,000	7,000
City of New York G.O. Unlimited, Series J, Subseries J-1,
(U.S. Treasury Escrowed),
5.00%, 6/1/16	8,975	9,148
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.01%, 1/4/16	4,100	4,100
City of New York G.O., Subseries I-8,
0.01%, 1/4/16	4,110	4,110
Metropolitan Transportation Authority Dedicated Tax Fund BANS, Series A-1,
0.75%, 6/1/16	36,000	36,079
Metropolitan Transportation Authority RANS, Subseries A-4,
0.50%, 3/1/16	51,000	51,017
Metropolitan Transportation Authority Revenue BANS, Subseries B1-F,
0.50%, 8/1/16	15,000	15,008
Metropolitan Transportation Authority Revenue Refunding VRDB, Subseries G2,
(TD Bank N.A. LOC),
0.01%, 1/11/16	10,000	10,000
Metropolitan Transportation Authority Revenue VRDB, Subseries E-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	23,000	23,000
Metropolitan Transportation Authority Revenue VRDB, Subseries E-3,
(Citibank N.A. LOC),
0.01%, 1/11/16	18,000	18,000
Metropolitan Transportation Authority Revenue VRDB, Subseries E-4,
(Bank of the West LOC),
0.02%, 1/11/16	7,000	7,000
Monroe County Industrial Development Agency Revenue VRDB, Harley School Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	1,800	1,800

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
New York - 10.2% continued
Monroe County New York Development Agency Revenue VRDB, Margaret Woodbury Strong,
(Manufacturers & Traders Trust Co. LOC),
0.01%, 1/11/16	$27,095	$27,095
New York City Housing Development Corp. Multi-Family Rental Housing Revenue VRDB, Series A, 2 Gold Street,
(FNMA LOC),
0.01%, 1/11/16	2,000	2,000
New York City IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	2,250	2,250
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.01%, 1/4/16	11,600	11,600
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-1, Second Generation Resolution,
0.01%, 1/4/16	330	330
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F, Subseries F-2,
(Citibank N.A. LOC),
0.01%, 1/4/16	5,300	5,300
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.01%, 1/11/16	22,000	22,000
New York City Municipal Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B,
0.01%, 1/4/16	3,400	3,400
New York City Municipal Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2,
0.01%, 1/4/16	11,000	11,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Subseries B-3, Future Tax Secured,
0.01%, 1/11/16	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Series A-4,
0.01%, 1/4/16	9,325	9,325
New York City Water & Sewer System Second General Adjustable Revenue Bonds, Fiscal 2008 Series BB-2,
0.01%, 1/4/16	15,000	15,000
New York Mortgage Agency Homeowner Revenue VRDB, Series 159,
0.01%, 1/11/16	30,000	30,000
New York State Dormitory Authority Revenue Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.01%, 1/11/16	3,245	3,245
New York State Dormitory Authority Revenue Non State Supported Debt VRDB, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.01%, 1/11/16	8,120	8,120
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4,
(Bank of Nova Scotia LOC),
0.01%, 1/11/16	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 1/11/16	20,000	20,000
New York State Housing Finance Agency Revenue VRDB, 33 Bond Street,
(Manufacturers & Traders Trust Co. LOC),
0.01%, 1/11/16	6,450	6,450
New York State Housing Finance Agency Revenue VRDB, 606 W 57Th Street,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	4,000	4,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	17,600	17,600

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
New York - 10.2% continued
New York State Housing Finance Agency Revenue VRDB, Series A, 855 Sixth Avenue Housing,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	$7,500	$7,500
New York State Housing Finance Agency Revenue VRDB, Series A, Maestro West Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	3,750	3,750
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.01%, 1/11/16	24,700	24,700
New York State Housing Finance Agency Revenue VRDB, Series A-1, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.01%, 1/11/16	17,000	17,000
New York State Housing Finance Agency Revenue VRDB, Series A-2, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.01%, 1/11/16	5,200	5,200
New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A,
(Wells Fargo Bank N.A. LOC),
0.01%, 1/11/16	30,000	30,000
New York State Housing Finance Agency Service Contract Revenue Refunding VRDB, Series M-2,
0.04%, 1/11/16	785	785
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities and Equipment, Series A3A
0.01%, 1/11/16	26,305	26,305
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	5,840	5,840
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.01%, 1/11/16	6,875	6,875
Triborough Bridge & Tunnel Authority Revenue Refunding VRDB, Subseries B-3,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	12,900	12,900

		602,732

North Carolina - 1.6%
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	1,410	1,410
Guilford County North Carolina G.O. VRDB,
0.02%, 1/11/16	3,900	3,900
0.03%, 1/11/16	18,055	18,055
North Carolina State Capital Facilities Finance Agency Adjustable Revenue Bonds, Eagle-20140051 Class A,
0.02%, 1/11/16(2)	8,000	8,000
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	4,900	4,900
North Carolina State Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	4,225	4,225
North Carolina State Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	11,060	11,060
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.01%, 1/11/16	25,600	25,600
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.01%, 1/4/16	4,700	4,700
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C,
(Royal Bank of Canada LOC),
0.01%, 1/11/16	12,460	12,460

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
North Carolina - 1.6% continued
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.02%, 1/11/16(2)	$1,800	$1,800

		96,110

North Dakota - 0.2%
North Dakota Rural Water Finance Corporation Public Projects Construction Revenue Notes, Series C,
1.00%, 4/1/16	9,250	9,266

Ohio - 1.1%
City of Hamilton Electric System Revenue Refunding Notes,
(Ohio Market Access Program Gtd.),
0.43%, 9/27/16	10,000	10,000
Cleveland Airport System Revenue VRDB, Series D,
(Bank of America N.A. LOC),
0.02%, 1/11/16	7,800	7,800
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series D, Museum of Art Project,
0.01%, 1/11/16	400	400
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.01%, 1/11/16	4,900	4,900
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.01%, 1/11/16	2,850	2,850
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16	4,700	4,700
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.10%, 1/11/16(2)	16,000	16,000
Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources,
(Mizuho Bank Ltd. LOC),
0.01%, 1/11/16	12,000	12,000
State of Ohio G.O., Common Schools, Series B,
0.01%, 1/11/16	4,400	4,400

		63,050

Oregon - 0.8%
Oregon State G.O. Limited Revenue Refunding VRDB, Series 9, Veterans’ Welfare,
0.01%, 1/11/16	3,585	3,585
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.03%, 1/11/16	2,760	2,760
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran,
(U.S. Bank N.A. LOC),
0.05%, 1/11/16	1,400	1,400
State of Oregon G.O. Limited TANS, Series A,
2.00%, 9/15/16	42,000	42,519

		50,264

Pennsylvania - 3.5%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.02%, 1/11/16	4,300	4,300
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	13,735	13,735
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	8,960	8,960
City of Philadelphia G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	10,000	10,085
Haverford Township Pennsylvania G.O., School District,
(TD Bank N.A. LOC),
0.02%, 1/11/16	7,600	7,600

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Pennsylvania - 3.5% continued
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	$9,230	$9,230
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.01%, 1/11/16	11,275	11,275
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	9,300	9,300
Pennsylvania State Housing Finance Agency Multifamily Adjustable Revenue Bonds, Series A, Special Limited Obligation, RHI Portfolio,
(U.S. Treasury Escrowed),
0.35%, 1/15/16	16,070	16,070
Pennsylvania State Housing Finance Agency Multifamily Housing Special Limited Revenue Bonds, Series CC, Daniel Flood,
(U.S. Treasury Escrowed),
0.75%, 1/1/17	16,000	16,000
Pennsylvania State Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.03%, 1/11/16	3,200	3,200
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-53,
(Royal Bank of Canada LOC),
0.10%, 1/7/16(2)	75,505	75,505
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series I-33,
(Royal Bank of Canada LOC),
0.08%, 1/7/16(2)	11,995	11,995
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 1/11/16	7,350	7,350
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.02%, 1/11/16	3,505	3,505

		208,110

Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Bryant University,
(TD Bank N.A. LOC),
0.01%, 1/11/16	11,725	11,725
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	13,740	13,740

		25,465

South Carolina - 1.5%
Charleston County School District Development Corp. G.O. Unlimited TANS,
1.50%, 4/1/16	35,995	36,116
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16(2)	10,320	10,320
Horry County School District G.O. Unlimited Bonds, Series A,
(U.S. Treasury Escrowed),
4.50%, 9/1/16	9,275	9,527
South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue VRDB, Brookside Crossing Apartments,
(FHLMC LOC),
0.03%, 1/11/16	4,700	4,700
South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue VRDB, Franklin Square Apartments,
(FHLMC LOC),
0.01%, 1/11/16	9,800	9,800

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
South Carolina - 1.5% continued
South Carolina State Housing Finance & Development Authority Revenue Bonds, Waters Magnolia Bay,
(U.S. Treasury Escrowed),
0.75%, 1/1/17	$18,000	$18,000

		88,463

South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	11,095	11,095

Tennessee - 0.5%
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, MFH, Arbor Knoll,
(FNMA LOC),
0.01%, 1/11/16	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	13,080	13,080
Shelby County Tennessee Health Educational & Housing Facilities Board MFH Revenue VRDB, Gateway Projects,
(FNMA LOC),
0.02%, 1/11/16	5,575	5,575

		32,055

Texas - 7.6%
Bexar County Health Care Facilities Development Corp. Adjustable Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/11/16	9,415	9,415
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments,
(FHLMC LOC),
0.01%, 1/11/16	15,175	15,175
Carroll Texas Independent School District G.O. Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 1/11/16	6,700	6,700
City of Houston Municipal Interest Bearing CP,
0.05%, 1/14/16	9,800	9,800
City of Lubbock Tax & Waterworks System Certificates G.O. Limited Bonds,
(U.S. Treasury Escrowed),
5.00%, 2/15/16	6,030	6,065
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-52,
0.01%, 1/11/16(2)	20,000	20,000
Denton Texas Independent School District G.O. VRDB, School Building, Series B,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.01%, 1/11/16	15,000	15,000
Eclipse Funding Trust, G.O., Series 2007-0080, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.10%, 1/7/16(2)	10,285	10,285
Eclipse Funding Trust, Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16(2)	21,125	21,125
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-1,
0.01%, 1/4/16	11,900	11,900
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	18,330	18,330
Lubbock Texas Independent School District G.O. VRDB, School Building,
(Texas Permanent School Fund Program Guaranty Gtd.),
0.02%, 1/11/16	1,700	1,700
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 1/11/16	1,595	1,595
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 1/11/16	1,140	1,140
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.02%, 1/11/16	2,760	2,760

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Texas - 7.6% continued
Panhandle Regional MFH Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.01%, 1/11/16	$7,385	$7,385
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.02%, 1/11/16	70,765	70,765
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.02%, 1/11/16	5,000	5,000
Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project,
(Total S.A. Gtd.),
0.02%, 1/11/16	20,000	20,000
Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.02%, 1/11/16	12,900	12,900
San Antonio Texas Municipal Interest Bearing CP,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.05%, 2/2/16	9,330	9,330
State of Texas G.O. Unlimited Revenue VRDB, Veterans, Series B,
0.01%, 1/11/16	27,000	27,000
State of Texas G.O. Unlimited VRDB, Veterans, Series D,
0.01%, 1/11/16	19,400	19,400
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(Bank of Montreal LOC),
0.01%, 1/11/16	5,340	5,340
Tarrant County MFH Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.02%, 1/11/16	9,660	9,660
Tarrant Regional Water District Revenue Bonds, Water Control & Improvement District,
(U.S. Treasury Escrowed),
5.00%, 3/1/16	10,235	10,317
Texas Department MFH & Community Affairs Revenue VRDB, Woodmont Apartments,
(FHLMC LOC),
0.01%, 1/11/16	14,395	14,395
Texas State G.O. Unlimited Bonds, Transportation Commission - Mobility Fund,
(U.S. Treasury Escrowed),
5.00%, 4/1/16	15,000	15,182
University of Texas Perm Municipal Interest Bearing CP,
0.07%, 4/1/16	25,000	25,001
0.08%, 4/4/16	25,000	25,001
University of Texas System Municipal Interest Bearing CP,
0.04%, 1/11/16	21,000	21,000

		448,666

Utah - 0.5%
Salt Lake City Corp. G.O. Unlimited TRANS,
2.00%, 6/30/16	13,000	13,108
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A,
(FHLMC LOC),
0.01%, 1/11/16	18,880	18,880

		31,988

Virginia - 0.6%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health,
(FHLB of Atlanta LOC),
0.01%, 1/11/16	6,200	6,200
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.01%, 1/11/16	5,200	5,200
Nuveen Virginia Premium Income Municipal Fund VRDP,
0.10%, 1/11/16(2)	25,000	25,000

		36,400

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Washington - 0.8%
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-65,
0.01%, 1/11/16(2)	$14,740	$14,740
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
(U.S. Treasury Escrowed),
5.00%, 7/1/16	2,000	2,046
JPMorgan Chase Putters/Drivers Trust Various States Adjustable Revenue Bonds, Series 5002,
0.01%, 1/4/16(2)	9,190	9,190
Port of Tacoma Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.08%, 1/19/16	7,000	7,000
Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project,
0.01%, 1/11/16	13,280	13,280

		46,256

West Virginia - 0.4%
Cabell County West Virginia Commission Revenue VRDB, Huntington YMCA Project,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 1/11/16	2,260	2,260
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A,
(Branch Banking & Trust Co. LOC),
0.02%, 1/11/16	20,560	20,560

		22,820

Wisconsin - 4.7%
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-36,
0.01%, 1/11/16(2)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-53,
0.01%, 1/11/16(2)	21,745	21,745
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/16	3,000	3,105
Milwaukee RANS, Series M7,
1.50%, 6/30/16	37,000	37,239
2.00%, 6/30/16	10,000	10,087
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin-Kenilworth Project,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	32,380	32,380
PMA Levy & Aid Anticipation Notes Program Revenue Notes, Series C,
2.00%, 7/22/16	3,300	3,330
2.00%, 10/21/16	1,500	1,518
PMA Levy & Aid Anticipation Notes Program, Series A,
2.00%, 7/22/16	9,800	9,890
PMA Levy & Aid RANS, Series C,
2.00%, 2/22/16	1,000	1,003
Wisconsin School Districts Temporary Borrowing Cash Flow Administration Program Revenue Note Participations, Series A,
1.00%, 10/10/16	6,950	6,982
Wisconsin State Health & Educational Facilities Authority Adjustable Revenue Bonds, Jewish Home & Care Center,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 1/11/16	2,000	2,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.01%, 1/11/16	17,500	17,500
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.02%, 1/11/16	7,105	7,105
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.01%, 1/4/16	5,100	5,100
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 1/11/16	30,000	30,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 1/11/16	4,905	4,905

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 86.4% continued
Wisconsin - 4.7% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.02%, 1/11/16	$12,975	$12,975
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare,
(Bank of Montreal LOC),
0.01%, 1/4/16	10,275	10,275
Wisconsin State Health & Educational Facilities Authority VRDO,
(JPMorgan Chase Bank N.A. LOC),
0.18%, 1/11/16	35,000	35,000

		277,139

Wyoming - 0.5%
Lincoln County PCR Non-AMT Non Ace Revenue Refunding VRDB, Series E,
0.01%, 1/4/16	28,100	28,100

Municipal States Pooled Securities - 0.8%
Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT),
0.10%, 1/11/16(2)	35,100	35,100
Western Asset Municipal Partners Fund, Inc. VRDP, Series 1,
0.10%, 1/11/16(2)	12,600	12,600

		47,700

Total Municipal Investments (Cost $5,107,420)		5,107,420

U.S. GOVERNMENT OBLIGATIONS - 14.4%
U.S. Treasury Bills - 14.4%
0.02%, 1/7/16	250,000	249,999
0.03%, 1/14/16	500,000	499,994
0.04%, 1/14/16	100,000	99,998

		849,991

Total U.S. Government Obligations (Cost $849,991)		849,991

Total Investments - 100.8% (Cost $5,957,411)(3)		5,957,411

Liabilities less Other Assets - (0.8)%		(45,521)

NET ASSETS - 100.0%		$5,911,890

(1)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of these restricted illiquid securities amounted to approximately $43,325,000 or 0.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-66	11/2/15	$10,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-55	4/28/15	33,325

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was approximately $5,957,411,000.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	15.6%
U.S. Treasury	14.3
Housing	12.3
University	8.4
School	6.7
Water & Sewer	5.6
IDB & PCR	5.2
County	5.1
All other sectors less than 5%	26.8

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$5,957,411	$—	$5,957,411

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multi Family Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDO - Variable Rate Demand Obligations

VRDP - Variable Rate Demand Preferred

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 51.6%(1)
Federal Farm Credit Bank - 9.4%
FFCB Bonds,
0.50%, 8/26/16	$17,750	$17,749
FFCB Discount Notes,
0.19%, 1/5/16	1,000	1,000
0.19%, 1/11/16	6,000	6,000
0.16%, 1/12/16	2,000	2,000
0.25%, 1/25/16	2,000	2,000
0.25%, 1/26/16	1,000	1,000
0.27%, 2/9/16	1,000	1,000
0.34%, 4/29/16	3,000	2,997
0.34%, 5/9/16	3,000	2,996
0.36%, 5/25/16	2,000	1,997
0.37%, 6/10/16	2,000	1,997
0.28%, 6/13/16	7,000	6,991
0.26%, 6/14/16	3,000	2,996
0.38%, 6/15/16	2,000	1,997
0.39%, 6/22/16	2,000	1,996
0.39%, 6/29/16	2,000	1,996
0.29%, 7/5/16	5,000	4,993
0.40%, 7/11/16	2,000	1,995
0.47%, 7/11/16	5,000	4,988
0.30%, 7/22/16	3,000	2,995
0.32%, 7/26/16	9,000	8,983
0.32%, 7/27/16	3,000	2,994
0.41%, 7/27/16	2,000	1,996
0.32%, 8/1/16	5,000	4,990
0.42%, 8/2/16	3,000	2,993
0.32%, 8/4/16	7,500	7,486
0.32%, 8/5/16	6,000	5,988
0.35%, 8/26/16	4,000	3,991
0.44%, 8/30/16	2,000	1,994
0.37%, 9/1/16	10,000	9,976
0.35%, 9/2/16	6,000	5,986
0.36%, 9/12/16	46,143	46,029
0.38%, 9/28/16	2,000	1,994
0.39%, 9/29/16	10,000	9,971
0.63%, 10/4/16	6,000	5,971
0.39%, 10/7/16	5,000	4,985
0.38%, 10/14/16	10,000	9,970
0.39%, 10/14/16	3,000	2,991
0.38%, 10/18/16	6,000	5,982
0.44%, 10/21/16	6,500	6,477
0.45%, 11/1/16	6,500	6,476
0.51%, 11/2/16	4,000	3,983
FFCB FRN,
0.26%, 1/1/16(2)	3,000	3,000
0.27%, 1/2/16(2)	9,000	9,002
0.22%, 1/3/16(2)	3,000	3,000
0.24%, 1/6/16(2)	5,000	5,000
0.29%, 1/6/16(2)	5,000	5,003
0.23%, 1/7/16(2)	5,000	5,000
0.28%, 1/10/16(2)	5,000	5,000
0.34%, 1/18/16(2)	5,000	5,000
0.37%, 1/20/16(2)	3,000	3,000
0.39%, 1/23/16(2)	3,000	3,000
0.40%, 1/23/16(2)	4,000	4,000
0.39%, 1/24/16(2)	4,000	4,000
0.47%, 1/24/16(2)	1,000	1,000
0.40%, 1/26/16(2)	3,000	3,000
0.37%, 1/28/16(2)	6,000	6,000
0.44%, 1/29/16(2)	4,000	4,002
0.48%, 3/30/16(2)	7,000	7,000

		308,896

Federal Home Loan Bank - 26.0%
FHLB Bonds,
0.26%, 1/27/16	5,000	5,000
0.35%, 1/28/16	9,000	9,001
0.38%, 2/19/16	50,000	50,014
FHLB Discount Notes,
0.17%, 1/8/16	34,000	33,999
0.23%, 1/13/16	22,000	21,998
0.23%, 1/20/16	25,000	24,997
0.26%, 2/1/16	30,000	29,993
0.36%, 2/4/16	125,000	124,957
0.30%, 2/12/16	3,000	2,999
0.28%, 2/23/16	3,000	2,999
0.17%, 3/2/16	100,000	99,971
0.50%, 3/17/16	25,000	24,974
0.27%, 4/4/16	25,000	24,982
0.36%, 4/25/16	15,000	14,983
0.35%, 4/26/16	80,000	79,910
0.26%, 4/27/16	9,000	8,992
0.38%, 5/9/16	15,000	14,980
0.42%, 5/25/16	13,000	12,978
0.28%, 6/6/16	14,000	13,983
0.51%, 6/13/16	6,000	5,986
FHLB FRN,
0.30%, 1/17/16(2)	15,000	15,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 51.6%(1) continued
Federal Home Loan Bank - 26.0% continued
0.39%, 1/21/16(2)	$9,000	$9,000
0.40%, 1/21/16(2)	4,000	4,000
0.37%, 1/23/16(2)	40,000	40,000
0.37%, 1/24/16(2)	2,000	2,000
0.41%, 1/25/16(2)	94,600	94,598
0.36%, 1/26/16(2)	20,000	20,000
0.39%, 1/27/16(2)	9,000	9,000
0.21%, 2/7/16(2)	6,000	5,999
0.21%, 2/10/16(2)	12,000	11,998
0.22%, 2/13/16(2)	10,000	9,998
0.23%, 2/17/16(2)	25,000	24,996

		854,285

Federal Home Loan Mortgage Corporation - 6.6%
FHLMC Discount Notes,
0.28%, 2/22/16	7,000	6,997
0.30%, 3/21/16	33,000	32,978
0.36%, 4/20/16	12,000	11,987
FHLMC FRN,
0.31%, 1/12/16(2)	9,000	9,001
0.32%, 1/12/16(2)	5,000	5,000
0.32%, 1/13/16(2)	5,000	5,000
0.30%, 1/17/16(2)	10,000	10,000
0.41%, 1/20/16(2)	100,000	99,980
0.46%, 1/27/16(2)	38,000	37,990

		218,933

Federal National Mortgage Association - 9.6%
FNMA Discount Notes,
0.11%, 1/4/16	112,643	112,642
0.21%, 1/4/16(2)	112,643	112,612
0.21%, 1/4/16	14,000	14,000
0.23%, 1/4/16	17,000	17,000
0.25%, 2/1/16	25,000	24,995
0.26%, 2/8/16	18,000	17,995
0.30%, 3/1/16	5,000	4,997
FNMA FRN,
0.29%, 1/8/16(2)	11,000	10,998

		315,239

Total U.S. Government Agencies (Cost $1,697,353)		1,697,353

U.S. GOVERNMENT OBLIGATIONS - 7.7%
U.S. Treasury Bills - 4.5%
0.27%, 3/3/16	10,000	9,995
0.27%, 3/17/16	28,000	27,984
0.09%, 4/21/16	25,000	24,993
0.34%, 5/26/16	16,000	15,978
0.51%, 6/9/16	35,000	34,920
0.50%, 6/23/16	34,000	33,918

		147,788

U.S. Treasury Floating Rate Notes - 1.4%
0.31%, 1/1/16(2)	9,180	9,180
0.33%, 1/1/16(2)	3,000	3,000
0.34%, 1/1/16(2)	33,000	32,987

		45,167

U.S. Treasury Notes - 1.8%
0.50%, 8/31/16	25,000	25,030
1.00%, 8/31/16	8,000	8,034
0.50%, 11/30/16	25,000	24,992

		58,056

Total U.S. Government Obligations (Cost $251,011)		251,011

Investments, at Amortized Cost ($1,948,364)		1,948,364

REPURCHASE AGREEMENTS - 44.1%
Joint Repurchase Agreements - 2.0%(3)
Bank of America Securities LLC, dated 12/31/15, repurchase price $32,637
0.06%, 1/8/16	32,637	32,637
Societe Generale, New York Branch, dated 12/31/15, repurchase price $32,639
0.32%, 1/8/16	32,636	32,636

		65,273

Repurchase Agreements - 42.1%(4)
Bank of America N.A., dated 12/31/15, repurchase price $635,022
0.31%, 1/4/16	635,000	635,000
BNP Paribas Securities Corp., dated 12/23/15, repurchase price $100,043
0.38%, 2/2/16	100,000	100,000
BNP Paribas Securities Corp., dated 12/31/15, repurchase price $200,007
0.31%, 1/4/16	200,000	200,000
BNP Paribas Securities Corp., dated 12/31/15, repurchase price $65,002
0.30%, 1/4/16	65,000	65,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 44.1% continued
Repurchase Agreements - 42.1%(4) continued
Citigroup Global Markets, Inc., dated 12/31/15, repurchase price $36,356
0.34%, 1/4/16	$36,355	$36,355
Mizuho Securities USA, Inc., dated 12/29/15, repurchase price $150,010
0.34%, 1/5/16	150,000	150,000
Societe Generale, New York Branch, dated 12/31/15, repurchase price $200,007
0.33%, 1/4/16	200,000	200,000

		1,386,355

Total Repurchase Agreements (Cost $1,451,628)		1,451,628

Total Investments - 103.4% (Cost $3,399,992)(5)		3,399,992

Liabilities less Other Assets - (3.4)%		(112,220)

NET ASSETS - 100.0%		$3,287,772

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$25,073	3.13% - 3.75%	11/15/43 - 8/15/44
U.S. Treasury Notes	$41,347	0.13%	4/15/16 - 4/15/19

Total	$66,420

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$17,661	0.33% - 5.50%	3/11/16 - 7/15/36
FHLMC	$219,722	0.00% - 6.75%	11/1/16 - 7/1/45
FNMA	$870,456	0.35% - 7.25%	8/15/16 - 8/1/45
GNMA	$254,931	2.50% - 9.50%	5/15/16 - 12/20/45
U.S. Treasury Bonds	$7,517	2.27% - 9.00%	5/15/16 - 11/15/44
U.S. Treasury Notes	$52,789	0.13% - 2.50%	4/15/16 - 8/15/23

Total	$1,423,076

(5)	The cost for federal income tax purposes was approximately $3,399,992,000.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$3,399,992	$—	$3,399,992

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.5%(1)
Federal Farm Credit Bank - 16.2%
FFCB Bonds,
0.40%, 2/1/16	$4,000	$4,000
0.38%, 2/19/16	2,000	2,000
FFCB Discount Notes,
0.03%, 1/4/16	25,000	25,000
0.16%, 1/5/16	8,000	8,000
0.19%, 1/5/16	2,000	2,000
0.18%, 1/8/16	5,000	5,000
0.16%, 1/12/16	5,000	5,000
0.21%, 1/12/16	5,000	5,000
0.23%, 1/19/16	2,000	2,000
0.16%, 2/3/16	58,000	57,991
0.30%, 3/4/16	2,000	1,999
0.30%, 3/11/16	4,000	3,998
0.31%, 3/16/16	4,000	3,997
0.31%, 3/17/16	3,000	2,998
0.32%, 3/22/16	5,000	4,996
0.34%, 5/9/16	8,000	7,991
0.36%, 5/25/16	4,000	3,994
0.37%, 6/10/16	5,000	4,992
0.38%, 6/15/16	5,000	4,991
0.39%, 6/16/16	7,000	6,988
0.39%, 6/22/16	5,000	4,991
0.39%, 6/29/16	4,000	3,992
0.47%, 7/11/16	5,000	4,988
0.30%, 7/22/16	8,000	7,986
0.32%, 7/26/16	10,000	9,982
0.41%, 7/27/16	4,000	3,991
0.42%, 8/2/16	8,000	7,981
0.32%, 8/5/16	7,000	6,986
0.35%, 8/26/16	4,000	3,991
0.44%, 8/30/16	4,000	3,988
0.37%, 9/1/16	11,000	10,973
0.35%, 9/2/16	7,000	6,984
0.38%, 9/28/16	4,000	3,989
0.63%, 10/4/16	7,000	6,967
0.39%, 10/7/16	5,000	4,985
0.38%, 10/18/16	7,000	6,979
0.44%, 10/21/16	6,500	6,477
0.45%, 11/1/16	6,500	6,476
0.51%, 11/2/16	5,000	4,979
FFCB FRN,
0.26%, 1/1/16(2)	8,000	8,001
0.39%, 1/1/16(2)	15,000	15,000
0.43%, 1/1/16(2)	37,000	37,006
0.47%, 1/1/16(2)	11,000	11,002
0.24%, 1/2/16(2)	15,000	14,998
0.27%, 1/2/16(2)	4,000	4,001
0.22%, 1/3/16(2)	5,000	5,000
0.24%, 1/4/16(2)	18,000	17,999
0.23%, 1/6/16(2)	14,000	14,000
0.24%, 1/6/16(2)	5,000	5,000
0.29%, 1/6/16(2)	10,000	10,006
0.23%, 1/7/16(2)	5,000	5,000
0.28%, 1/9/16(2)	52,000	51,995
0.28%, 1/10/16(2)	10,000	9,999
0.34%, 1/18/16(2)	10,000	9,999
0.37%, 1/20/16(2)	28,000	27,999
0.42%, 1/20/16(2)	10,000	10,003
0.40%, 1/22/16(2)	22,000	21,998
0.40%, 1/24/16(2)	5,000	4,999
0.47%, 1/24/16(2)	3,000	3,000
0.40%, 1/26/16(2)	8,000	8,000
0.37%, 1/28/16(2)	11,000	11,000
0.48%, 3/30/16(2)	13,000	12,999

		599,624

Federal Home Loan Bank - 54.9%
FHLB Bonds,
0.23%, 1/8/16	3,000	3,000
0.34%, 1/25/16	3,000	3,000
0.25%, 1/26/16	5,000	5,000
0.26%, 1/27/16	12,000	12,000
0.35%, 1/28/16	9,000	9,001
0.25%, 2/2/16	4,000	4,000
1.00%, 3/11/16	4,000	4,005
0.33%, 4/1/16	5,000	5,000
FHLB Discount Notes,
0.20%, 1/4/16	36,000	35,999
0.11%, 1/6/16	118,000	117,998
0.12%, 1/6/16	19,000	19,000
0.18%, 1/6/16	100,000	99,997
0.22%, 1/6/16	20,000	19,999
0.17%, 1/8/16	40,000	39,999
0.12%, 1/13/16	40,000	39,998
0.23%, 1/13/16	62,000	61,995
0.23%, 1/20/16	104,000	103,988

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.5%(1) continued
Federal Home Loan Bank - 54.9% continued
0.24%, 1/22/16	$6,600	$6,599
0.17%, 1/25/16	38,000	37,996
0.24%, 1/25/16	54,000	53,991
0.12%, 1/26/16	30,000	29,998
0.25%, 1/26/16	10,000	9,998
0.13%, 1/27/16	2,000	2,000
0.26%, 2/1/16	31,000	30,993
0.23%, 2/2/16	5,000	4,999
0.26%, 2/2/16	8,000	7,998
0.36%, 2/4/16	125,000	124,957
0.28%, 2/8/16	4,000	3,999
0.36%, 2/8/16	155,000	154,943
0.30%, 2/12/16	8,000	7,997
0.27%, 2/16/16	32,000	31,989
0.28%, 2/23/16	8,000	7,997
0.28%, 2/24/16	7,000	6,997
0.29%, 2/26/16	12,000	11,995
0.30%, 3/4/16	50,000	49,974
0.25%, 3/8/16	16,400	16,392
0.46%, 3/16/16	125,000	124,879
0.50%, 3/17/16	28,000	27,970
0.38%, 5/2/16	37,000	36,954
0.37%, 5/3/16	94,000	93,881
0.38%, 5/3/16	26,000	25,967
0.38%, 5/9/16	18,000	17,976
0.40%, 5/13/16	37,000	36,945
0.40%, 5/26/16	27,000	26,957
0.40%, 6/1/16	47,000	46,923
0.51%, 6/13/16	65,000	64,852
FHLB FRN,
0.24%, 1/2/16(2)	10,000	10,000
0.30%, 1/17/16(2)	30,000	30,000
0.31%, 1/18/16(2)	35,000	35,000
0.39%, 1/21/16(2)	19,000	19,000
0.37%, 1/23/16(2)	29,000	29,000
0.36%, 1/26/16(2)	35,000	34,999
0.39%, 1/27/16(2)	18,000	18,000
0.41%, 1/28/16(2)	11,000	11,000
0.21%, 2/7/16(2)	33,000	32,994
0.21%, 2/10/16(2)	49,000	48,991
0.22%, 2/13/16(2)	20,000	19,997
0.23%, 2/17/16(2)	50,000	49,992
0.28%, 2/26/16(2)	6,000	6,000

		2,034,068

Tennessee Valley Authority - 5.4%
TVA Discount Notes,
0.16%, 1/5/16	8,000	8,000
0.25%, 1/5/16	160,000	159,995
0.26%, 1/12/16	30,000	29,998

		197,993

Total U.S. Government Agencies (Cost $2,831,685)		2,831,685

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Bills - 5.2%
0.06%, 1/7/16	62,000	61,999
0.27%, 3/3/16	20,000	19,991
0.27%, 3/17/16	56,000	55,967
0.34%, 5/26/16	18,000	17,975
0.50%, 6/23/16	12,000	11,971
0.51%, 6/30/16	25,000	24,936

		192,839

U.S. Treasury Floating Rate Notes - 1.5%
0.31%, 1/1/16(2)	29,510	29,509
0.33%, 1/1/16(2)	12,000	12,000
0.34%, 1/1/16(2)	16,000	16,000

		57,509

U.S. Treasury Notes - 0.9%
1.00%, 8/31/16	8,000	8,034
0.50%, 11/30/16	25,000	24,992

		33,026

Total U.S. Government Obligations (Cost $283,374)		283,374

Investments, at Amortized Cost ($3,115,059)		3,115,059

REPURCHASE AGREEMENTS - 15.8%
Repurchase Agreements - 15.8%(3)
Citigroup Global Markets, Inc., dated 12/31/15, repurchase price $10,120
0.32%, 1/4/16	10,120	10,120
Citigroup Global Markets, Inc., dated 12/31/15, repurchase price $100,004
0.34%, 1/4/16	100,000	100,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 15.8% continued
Repurchase Agreements - 15.8%(3) continued
Mizuho Securities USA, Inc., dated
12/31/15, repurchase price $475,018
0.33%, 1/4/16	$475,000	$475,000

		585,120

Total Repurchase Agreements (Cost $585,120)		585,120

Total Investments - 99.9% (Cost $3,700,179)(4)		3,700,179

Other Assets less Liabilities - 0.1%		2,691

NET ASSETS - 100.0%		$3,702,870

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$206,666	3.00% - 4.00%	6/1/30 - 10/1/45
FNMA	$276,747	2.34% - 4.50%	7/1/24 - 11/1/45
GNMA	$5,837	3.00% - 5.00%	8/20/44 - 7/20/45
U.S. Treasury Bonds	$102,000	4.63% - 5.25	2/15/29 - 2/15/40
U.S. Treasury Notes	$10,323	1.38%	2/29/20

Total	$601,573

(4)	The cost for federal income tax purposes was approximately $3,700,179,000.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,700,179	$—	$3,700,179

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1%
Automobile - 1.0%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3,
1.23%, 9/23/19	$1,275	$1,265
Hyundai Auto Receivables Trust, Series 2015-B, Class A3,
1.12%, 11/15/19	1,000	992
World Omni Auto Receivables Trust, Series 2015-B, Class A3,
1.49%, 12/15/20	100	99

		2,356

Commercial Mortgage-Backed Securities - 10.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.72%, 6/11/40	896	917
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	880	924
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	2,035	2,103
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	1,195	1,192
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	1,655	1,654
Commercial Mortgage Trust, Series 2013-CR9, Class A2,
3.06%, 7/10/45	182	185
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	500	510
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	2,245	2,291
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.09%, 4/15/41	1,876	1,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	870	868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	2,305	2,303
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	440	447
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	2,121	2,215
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.64%, 6/11/42	1,903	1,989
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.27%, 1/11/43	2,095	2,230
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	1,915	1,915

		23,719

Credit Card - 5.0%
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	2,080	2,066
Barclays Dryrock Issuance Trust, Series 2015-2, Class A,
1.56%, 3/15/21	165	164
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	920	920
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	445	444
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	2,250	2,230
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	200	200
Chase Issuance Trust, Series 2015-A7, Class A7,
1.62%, 7/15/20	920	917
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	1,265	1,268
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	2,245	2,224
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	1,255	1,246

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1% continued
Credit Card - 5.0% continued
World Financial Network Credit Card Master Trust, Series 2012-B, Class A,
1.76%, 5/17/21	$235	$235

		11,914

Total Asset-Backed Securities (Cost $38,486)		37,989

CORPORATE BONDS - 30.5%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.,
3.80%, 3/1/45	240	213

Automobiles Manufacturing - 1.0%
Ford Motor Co.,
7.45%, 7/16/31	280	345
Ford Motor Credit Co. LLC,
3.66%, 9/8/24	550	535
General Motors Financial Co., Inc.,
3.20%, 7/13/20	490	482
3.70%, 11/24/20	660	662
Nissan Motor Acceptance Corp.,
2.35%, 3/4/19(1)	280	279

		2,303

Banks - 0.5%
Capital One N.A.,
1.50%, 3/22/18	355	349
Discover Bank,
4.25%, 3/13/26	145	146
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(2)	625	586

		1,081

Biotechnology - 0.4%
Biogen, Inc.,
2.90%, 9/15/20	210	209
3.63%, 9/15/22	160	162
Celgene Corp.,
5.25%, 8/15/43	345	353
Gilead Sciences, Inc.,
4.50%, 2/1/45	185	181

		905

Cable & Satellite - 1.0%
CCO Safari II LLC,
4.46%, 7/23/22(1)	335	334
6.38%, 10/23/35(1)	340	343
Comcast Corp.,
6.30%, 11/15/17	425	462
4.25%, 1/15/33	428	421
6.40%, 5/15/38	285	354
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	385	359

		2,273

Chemicals - 0.5%
CF Industries, Inc.,
5.15%, 3/15/34	290	255
Eastman Chemical Co.,
3.80%, 3/15/25	240	233
4.65%, 10/15/44	425	377
PPG Industries, Inc.,
2.30%, 11/15/19	260	257

		1,122

Commercial Finance - 0.2%
Air Lease Corp.,
5.63%, 4/1/17	185	192
3.88%, 4/1/21	185	186

		378

Communications Equipment - 0.5%
Apple, Inc.,
2.70%, 5/13/22	480	481
4.45%, 5/6/44	150	152
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	75
Cisco Systems, Inc.,
5.90%, 2/15/39	492	600

		1,308

Consumer Finance - 0.4%
Capital One Financial Corp.,
4.20%, 10/29/25	730	721
Synchrony Financial,
2.70%, 2/3/20	210	206

		927

Consumer Services - 0.5%
Ecolab, Inc.,
1.45%, 12/8/17	425	421
ERAC USA Finance LLC,
3.85%, 11/15/24(1)	125	125

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.5% continued
Consumer Services - 0.5% continued
7.00%, 10/15/37(1)	$440	$536
4.50%, 2/15/45(1)	85	79

		1,161

Department Stores - 0.2%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	680	568

Diversified Banks - 4.3%
Bank of America Corp.,
3.88%, 3/22/17	65	66
6.00%, 9/1/17	170	181
2.65%, 4/1/19	585	587
4.13%, 1/22/24	460	475
4.00%, 1/22/25	725	710
7.75%, 5/14/38	595	807
5.00%, 1/21/44	685	715
Citigroup, Inc.,
2.05%, 12/7/18	460	458
4.05%, 7/30/22	390	399
3.88%, 3/26/25	435	423
4.45%, 9/29/27	780	775
6.68%, 9/13/43	538	660
JPMorgan Chase & Co.,
7.90%, 4/30/18(2)	445	453
6.30%, 4/23/19	340	381
5.00%, 7/1/19(2)	265	252
5.30%, 5/1/20(2)	280	279
5.15%, 5/1/23(2)	115	109
3.90%, 7/15/25	270	278
Wells Fargo & Co.,
7.98%, 3/15/18(2)	135	140
2.15%, 1/30/20	315	312
2.60%, 7/22/20	235	234
5.88%, 6/15/25(2)	580	611
4.30%, 7/22/27	290	296
3.90%, 5/1/45	500	461

		10,062

Electrical Equipment Manufacturing - 0.6%
General Electric Co.,
4.10%, 12/15/22(2)	533	532
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	231
Roper Technologies, Inc.,
6.25%, 9/1/19	125	139
3.00%, 12/15/20	620	617

		1,519

Entertainment Content - 0.3%
CBS Corp.,
1.95%, 7/1/17	275	275
Time Warner, Inc.,
6.10%, 7/15/40	370	400

		675

Exploration & Production - 0.2%
Kerr-McGee Corp.,
6.95%, 7/1/24	325	349
Noble Energy, Inc.,
3.90%, 11/15/24	250	223

		572

Financial Services - 3.6%
Ares Capital Corp.,
4.88%, 11/30/18	280	292
Blackstone Holdings Finance Co. LLC,
4.45%, 7/15/45(1)	165	155
Carlyle Holdings II Finance LLC,
5.63%, 3/30/43(1)	335	356
FMR LLC,
6.45%, 11/15/39(1)	950	1,173
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	345	358
2.90%, 7/19/18	225	229
2.63%, 1/31/19	585	589
2.55%, 10/23/19	355	355
5.75%, 1/24/22	520	591
4.00%, 3/3/24	345	354
6.45%, 5/1/36	455	514
6.75%, 10/1/37	540	631
4.80%, 7/8/44	675	671
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1)	135	132
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1)	105	121
Morgan Stanley,
2.50%, 1/24/19	550	553
2.38%, 7/23/19	355	354
5.00%, 11/24/25	450	478
4.30%, 1/27/45	420	401

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.5% continued
Financial Services - 3.6% continued
Prospect Capital Corp.,
5.00%, 7/15/19	$275	$277

		8,584

Food & Beverage - 0.4%
ConAgra Foods, Inc.,
2.10%, 3/15/18	207	207
JM Smucker (The) Co.,
4.25%, 3/15/35	165	161
Tyson Foods, Inc.,
2.65%, 8/15/19	300	300
4.88%, 8/15/34	195	199

		867

Forest & Paper Products Manufacturing - 0.2%
Georgia-Pacific LLC,
3.16%, 11/15/21(1)	380	379

Hardware - 0.1%
NetApp, Inc.,
2.00%, 12/15/17	315	313

Health Care Facilities & Services - 0.7%
Cardinal Health, Inc.,
1.70%, 3/15/18	233	232
4.50%, 11/15/44	635	613
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	150	148
McKesson Corp.,
5.70%, 3/1/17	100	105
4.88%, 3/15/44	525	525

		1,623

Industrial Other - 0.2%
SBA Tower Trust,
2.93%, 12/15/17(1)	195	197
WW Grainger, Inc.,
4.60%, 6/15/45	165	173

		370

Integrated Oils - 0.2%
ConocoPhillips Co.,
4.15%, 11/15/34	570	494

Life Insurance - 1.5%
Lincoln National Corp.,
6.05%, 4/20/67	555	433
MetLife, Inc.,
6.40%, 12/15/36	390	426
4.88%, 11/13/43	250	262
New York Life Global Funding,
1.55%, 11/2/18(1)	165	164
Principal Financial Group, Inc.,
1.85%, 11/15/17	190	190
Protective Life Corp.,
8.45%, 10/15/39	520	686
Prudential Financial, Inc.,
3.00%, 5/12/16	115	116
2.35%, 8/15/19	195	194
5.63%, 6/15/43	440	450
4.60%, 5/15/44	290	288
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	290	306

		3,515

Machinery Manufacturing - 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	248
Parker-Hannifin Corp.,
4.20%, 11/21/34	405	411

		659

Managed Care - 0.6%
Anthem, Inc.,
1.88%, 1/15/18	100	100
2.25%, 8/15/19	315	313
4.65%, 8/15/44	505	481
Humana, Inc.,
3.85%, 10/1/24	220	221
4.63%, 12/1/42	250	235

		1,350

Mass Merchants - 0.2%
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	385	397

Medical Equipment & Devices Manufacturing - 0.8%
Abbott Laboratories,
2.55%, 3/15/22	735	730
Baxter International, Inc.,
5.38%, 6/1/18	330	354
Medtronic PLC,
4.38%, 3/15/35	240	243
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	235	234

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.5% continued
Medical Equipment & Devices Manufacturing - 0.8% continued
3.55%, 4/1/25	$285	$277

		1,838

Metals & Mining - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	130	137
Glencore Funding LLC,
2.13%, 4/16/18(1)	180	160
3.13%, 4/29/19(1)	215	179

		476

Oil & Gas Services & Equipment - 0.2%
Halliburton Co.,
3.80%, 11/15/25	180	175
5.00%, 11/15/45	295	292

		467

Pharmaceuticals - 0.1%
AbbVie, Inc.,
4.50%, 5/14/35	240	235

Pipeline - 0.9%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	320	264
6.50%, 2/1/42	515	419
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	237
Gulfstream Natural Gas System LLC,
4.60%, 9/15/25(1)	270	256
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	441
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	305	274
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	203

		2,094

Power Generation - 0.3%
Exelon Generation Co. LLC,
2.95%, 1/15/20	220	219
4.00%, 10/1/20	425	438

		657

Property & Casualty Insurance - 0.3%
ACE INA Holdings, Inc.,
2.30%, 11/3/20	200	199
American International Group, Inc.,
3.38%, 8/15/20	250	257
3.88%, 1/15/35	390	344

		800

Publishing & Broadcasting - 0.4%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	240
6.90%, 8/15/39	590	698

		938

Railroad - 0.8%
Burlington Northern Santa Fe LLC,
3.65%, 9/1/25	490	497
4.55%, 9/1/44	605	584
CSX Corp.,
4.75%, 5/30/42	510	508
3.95%, 5/1/50	245	207
Union Pacific Corp.,
3.38%, 2/1/35	240	217

		2,013

Real Estate - 1.1%
Corporate Office Properties L.P.,
5.25%, 2/15/24	385	394
EPR Properties,
5.75%, 8/15/22	20	21
4.50%, 4/1/25	500	475
ERP Operating L.P.,
4.50%, 7/1/44	305	306
HCP, Inc.,
3.88%, 8/15/24	455	441
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	150	144
Kimco Realty Corp.,
5.70%, 5/1/17	115	121
Simon Property Group L.P.,
2.15%, 9/15/17	200	202
Ventas Realty L.P.,
5.70%, 9/30/43	180	197
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	210	208

		2,509

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.5% continued
Refining & Marketing - 0.3%
Marathon Petroleum Corp.,
3.63%, 9/15/24	$160	$149
Phillips 66,
2.95%, 5/1/17	287	291
4.65%, 11/15/34	395	370

		810

Restaurants - 0.2%
McDonald’s Corp.,
5.80%, 10/15/17	185	197
4.70%, 12/9/35	305	304

		501

Retail - Consumer Discretionary - 0.2%
Amazon.com, Inc.,
4.80%, 12/5/34	375	395

Retail - Consumer Staples - 0.0%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	115	133

Semiconductors - 0.3%
Intel Corp.,
4.80%, 10/1/41	235	245
KLA-Tencor Corp.,
4.13%, 11/1/21	250	250
5.65%, 11/1/34	135	132

		627

Software & Services - 0.9%
Autodesk, Inc.,
1.95%, 12/15/17	310	309
CA, Inc.,
2.88%, 8/15/18	205	206
Hewlett Packard Enterprise Co.,
2.85%, 10/5/18(1)	330	330
4.90%, 10/15/25(1)	635	623
Oracle Corp.,
3.25%, 5/15/30	795	746

		2,214

Supermarkets & Pharmacies - 0.7%
CVS Health Corp.,
2.25%, 8/12/19	274	273
4.88%, 7/20/35	285	294
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/21	430	422
3.80%, 11/18/24	245	238
4.50%, 11/18/34	415	379

		1,606

Tobacco - 0.7%
Altria Group, Inc.,
5.38%, 1/31/44	455	489
Philip Morris International, Inc.,
3.38%, 8/11/25	240	243
Reynolds American, Inc.,
4.45%, 6/12/25	130	136
5.85%, 8/15/45	355	395
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	430	506

		1,769

Transportation & Logistics - 0.3%
FedEx Corp.,
4.75%, 11/15/45	785	778

Travel & Lodging - 0.1%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	200	199

Utilities - 1.1%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	155	154
CenterPoint Energy, Inc.,
6.50%, 5/1/18	190	207
CMS Energy Corp.,
8.75%, 6/15/19	245	293
Dominion Gas Holdings LLC,
4.60%, 12/15/44	255	237
Dominion Resources, Inc.,
2.50%, 12/1/19	280	279
3.63%, 12/1/24	200	198
Exelon Corp.,
2.85%, 6/15/20	155	154
5.63%, 6/15/35	170	181
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1)	265	275
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	330	325
Progress Energy, Inc.,
7.75%, 3/1/31	280	361

		2,664

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.5% continued
Wireless Telecommunications Services - 1.9%
AT&T, Inc.,
3.00%, 6/30/22	$745	$727
4.50%, 5/15/35	155	144
Verizon Communications, Inc.,
3.65%, 9/14/18	395	413
3.50%, 11/1/21	935	955
3.50%, 11/1/24	485	479
6.40%, 9/15/33	720	820
6.55%, 9/15/43	140	166
5.01%, 8/21/54	795	728

		4,432

Total Corporate Bonds (Cost $73,230)		71,773

FOREIGN ISSUER BONDS - 5.7%
Auto Parts Manufacturing - 0.1%
Magna International, Inc.,
4.15%, 10/1/25	165	168

Banks - 1.4%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(1)	460	462
Credit Suisse A.G.,
5.40%, 1/14/20	345	378
3.00%, 10/29/21	220	219
Deutsche Bank A.G.,
2.50%, 2/13/19	445	448
ING Bank N.V.,
2.05%, 8/17/18(1)	555	554
Lloyds Bank PLC,
2.30%, 11/27/18	500	502
6.50%, 9/14/20(1)	215	245
Lloyds Banking Group PLC,
4.50%, 11/4/24	315	320
5.30%, 12/1/45(1)	215	218

		3,346

Chemicals - 0.4%
Agrium, Inc.,
4.90%, 6/1/43	250	224
LYB International Finance B.V.,
4.88%, 3/15/44	350	319
LyondellBasell Industries N.V.,
5.00%, 4/15/19	215	229
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	195	199

		971

Diversified Banks - 1.4%
BNP Paribas S.A.,
2.38%, 5/21/20	355	351
4.38%, 9/28/25(1)	455	446
HSBC Holdings PLC,
5.63%, 1/17/20(2)	445	446
5.25%, 3/14/44	695	721
Nordea Bank AB,
5.50%, 9/23/19(1) (2)	630	628
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	200	199
Societe Generale S.A.,
4.75%, 11/24/25(1)	420	406

		3,197

Exploration & Production - 0.5%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	300	306
3.90%, 2/1/25	465	406
Petro-Canada,
6.05%, 5/15/18	345	370

		1,082

Financial Services - 0.4%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	780	773
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(1)	255	253

		1,026

Food & Beverage - 0.1%
Suntory Holdings Ltd.,
2.55%, 9/29/19(1)	360	358

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25	260	217

Integrated Oils - 0.6%
BP Capital Markets PLC,
1.38%, 11/6/17	365	363
3.54%, 11/4/24	480	467
Shell International Finance B.V.,
2.13%, 5/11/20	265	260

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Integrated Oils - 0.6% continued
Suncor Energy, Inc.,
3.60%, 12/1/24	$365	$344

		1,434

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	195	193
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	194

		387

Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	165	160

Property & Casualty Insurance - 0.3%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	263
5.50%, 11/15/20	190	207
XLIT Ltd.,
6.50%, 4/15/17(2)	450	327

		797

Railroad - 0.1%
Canadian Pacific Railway Co.,
4.80%, 9/15/35	325	321

Total Foreign Issuer Bonds (Cost $13,720)		13,464

U.S. GOVERNMENT AGENCIES - 24.6%(3)
Fannie Mae - 23.8%
Pool #535714,
7.50%, 1/1/31	11	13
Pool #555599,
7.00%, 4/1/33	28	34
Pool #656035,
7.50%, 9/1/32	2	2
Pool #712130,
7.00%, 6/1/33	13	16
Pool #845182,
5.50%, 11/1/35	28	31
Pool #890009,
5.50%, 9/1/36	122	137
Pool #890384,
4.50%, 10/1/41	23	25
Pool #893082,
2.65%, 9/1/36	178	189
Pool #932638,
5.00%, 3/1/40	332	371
Pool #AA7583,
4.50%, 6/1/39	27	29
Pool #AB1470,
4.50%, 9/1/40	359	389
Pool #AB3114,
5.00%, 6/1/41	296	328
Pool #AB9522,
3.50%, 5/1/43	1,684	1,740
Pool #AC6118,
4.50%, 11/1/39	345	373
Pool #AC9581,
5.50%, 1/1/40	185	206
Pool #AD0915,
5.50%, 12/1/38	200	224
Pool #AD1645,
5.00%, 3/1/40	41	46
Pool #AD6929,
5.00%, 6/1/40	253	280
Pool #AD7775,
4.50%, 8/1/40	638	700
Pool #AH1507,
4.50%, 12/1/40	404	441
Pool #AH9109,
4.50%, 4/1/41	26	28
Pool #AI8193,
4.50%, 8/1/41	1,480	1,601
Pool #AL4408,
4.50%, 11/1/43	1,838	2,011
Pool #AL4908,
4.00%, 2/1/44	465	495
Pool #AL5686,
4.00%, 9/1/44	1,231	1,311
Pool #AQ9333,
4.00%, 1/1/43	1,242	1,323
Pool #AS3473,
4.00%, 10/1/44	3,132	3,316
Pool #AS3655,
4.50%, 10/1/44	1,349	1,463
Pool #AS3797,
5.00%, 11/1/44	1,310	1,446

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6%(3) continued
Fannie Mae - 23.8% continued
Pool #AU7032,
4.00%, 11/1/43	$4,548	$4,841
Pool #AW2706,
4.00%, 4/1/44	3,022	3,199
Pool #AW6233,
4.50%, 6/1/44	1,140	1,247
Pool #AZ7903,
4.00%, 6/1/41	1,751	1,856
Pool TBA,
3.50%, 1/16/45(4)	25,750	26,250

		55,961

Freddie Mac - 0.2%
Pool #1B3575,
5.95%, 9/1/37	17	17
Pool #1G2296,
6.17%, 11/1/37	121	128
Pool #1J0365,
2.51%, 4/1/37	166	177
Pool #1J2840,
2.65%, 9/1/37	194	207

		529

Freddie Mac Gold - 0.6%
Pool #A65182,
6.50%, 9/1/37	377	429
Pool #C02790,
6.50%, 4/1/37	203	232
Pool #C02838,
5.50%, 5/1/37	186	205
Pool #C03517,
4.50%, 9/1/40	269	290
Pool #G01954,
5.00%, 11/1/35	177	195

		1,351

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	7	7
Pool #633627,
5.50%, 9/15/34	6	7

		14

Total U.S. Government Agencies (Cost $57,652)		57,855

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury Bonds - 0.4%
2.88%, 8/15/45	940	913

U.S. Treasury Inflation Indexed Notes - 2.0%
0.13%, 4/15/20	2,350	2,357
0.38%, 7/15/25	2,440	2,369

		4,726

U.S. Treasury Notes - 18.8%
0.75%, 1/15/17	4,745	4,741
1.00%, 12/31/17	2,620	2,617
1.25%, 12/15/18	1,800	1,796
1.75%, 12/31/20	14,645	14,629
2.13%, 12/31/22	12,955	12,980
2.25%, 11/15/25	7,435	7,418

		44,181

U.S. Treasury Strips - 0.4%
2.00%, 8/15/43	2,425	1,043

Total U.S. Government Obligations (Cost $50,852)		50,863

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(5)	29,792,208	$29,792

Total Investment Companies (Cost $29,792)		29,792

Total Investments - 111.2% (Cost $263,732)		261,736

Liabilities less Other Assets - (11.2)%		(26,260)

NET ASSETS - 100.0%		$235,476

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual maturity security.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	19.4%
U.S. Agency	22.1
AAA	12.9
AA	2.2
A	8.9
BBB	23.0
BB	0.1
Cash Equivalents	11.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$37,989	$—	$37,989
Corporate Bonds(1)	—	71,773	—	71,773
Foreign Issuer Bonds(1)	—	13,464	—	13,464
U.S. Government Agencies(1)	—	57,855	—	57,855
U.S. Government Obligations(1)	—	50,863	—	50,863
Investment Companies	29,792	—	—	29,792

Total Investments	$29,792	$231,944	$—	$261,736

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$263,742

Gross tax appreciation of investments	$1,189
Gross tax depreciation of investments	(3,195)

Net tax depreciation of investments	$(2,006)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
Northern Institutional Funds - Diversified Assets Portfolio	22,871	474,942	468,021	—	—	3	29,792

Total	$23,123	$474,942	$468,271	$—	$(2)	$5	$29,792

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.3%
Automobile - 0.8%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3,
1.23%, 9/23/19	$6,945	$6,888
Hyundai Auto Receivables Trust, Series 2015-B, Class A3,
1.12%, 11/15/19	3,500	3,473

		10,361

Commercial Mortgage-Backed Securities - 10.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	10,291	10,810
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	11,611	11,998
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	1,395	1,391
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	16,145	16,139
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	11,025	11,243
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	16,145	16,478
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.09%, 4/15/41	7,762	8,175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	320	320
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	7,110	7,092
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	13,389	13,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	3,955	4,020
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	15,916	16,626
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.64%, 6/11/42	4,102	4,286
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.27%, 1/11/43	16,090	17,121
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	1,000	1,000

		140,075

Credit Card - 5.4%
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	11,150	11,074
Barclays Dryrock Issuance Trust, Series 2015-2, Class A,
1.56%, 3/15/21	1,335	1,326
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	1,000	997
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	15,685	15,547
Chase Issuance Trust, Series 2015-A7, Class A7,
1.62%, 7/15/20	6,900	6,877
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	8,550	8,570
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	16,165	16,016
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	14,235	14,134

		74,541

Total Asset-Backed Securities (Cost $227,826)		224,977

CORPORATE BONDS - 37.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.,
3.80%, 3/1/45	1,955	1,733
TransDigm, Inc.,
6.00%, 7/15/22	2,000	1,955

		3,688

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Auto Parts Manufacturing - 0.2%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	$3,330	$3,447

Automobiles Manufacturing - 0.8%
Ford Motor Co.,
7.45%, 7/16/31	2,205	2,721
Ford Motor Credit Co. LLC,
3.66%, 9/8/24	3,540	3,442
General Motors Co.,
6.25%, 10/2/43	2,715	2,869
General Motors Financial Co., Inc.,
4.38%, 9/25/21	1,631	1,654

		10,686

Banks - 0.4%
Discover Bank,
4.25%, 3/13/26	1,895	1,908
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(1)	4,465	4,186

		6,094

Biotechnology - 0.5%
Biogen, Inc.,
2.90%, 9/15/20	1,310	1,306
3.63%, 9/15/22	1,000	1,011
Celgene Corp.,
5.25%, 8/15/43	2,510	2,565
Gilead Sciences, Inc.,
4.50%, 2/1/45	1,500	1,467

		6,349

Cable & Satellite - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	2,465	2,560
CCO Safari II LLC,
4.46%, 7/23/22(2)	2,685	2,676
6.38%, 10/23/35(2)	2,000	2,021
Comcast Corp.,
4.25%, 1/15/33	3,001	2,949
6.40%, 5/15/38	2,020	2,507
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	3,120	2,909

		15,622

Chemicals - 0.6%
CF Industries, Inc.,
6.88%, 5/1/18	2,000	2,167
5.15%, 3/15/34	1,520	1,337
Eastman Chemical Co.,
3.80%, 3/15/25	1,480	1,433
4.65%, 10/15/44	2,396	2,127
Tronox Finance LLC,
7.50%, 3/15/22(2)	2,125	1,233

		8,297

Commercial Finance - 0.6%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,434
3.88%, 4/1/21	1,335	1,342
CIT Group, Inc.,
3.88%, 2/19/19	1,705	1,696
International Lease Finance Corp.,
6.25%, 5/15/19	2,000	2,143

		8,615

Communications Equipment - 0.7%
Apple, Inc.,
2.70%, 5/13/22	2,915	2,923
4.45%, 5/6/44	645	650
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,577
Cisco Systems, Inc.,
5.90%, 2/15/39	3,265	3,983

		9,133

Consumer Finance - 0.1%
Synchrony Financial,
2.70%, 2/3/20	1,745	1,712

Consumer Services - 1.1%
APX Group, Inc.,
6.38%, 12/1/19	2,500	2,394
ERAC USA Finance LLC,
3.85%, 11/15/24(2)	1,515	1,516
7.00%, 10/15/37(2)	4,140	5,045
4.50%, 2/15/45(2)	670	623
Service Corp. International,
4.50%, 11/15/20	1,186	1,198
5.38%, 1/15/22	1,600	1,668

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Consumer Services - 1.1% continued
United Rentals North America, Inc.,
7.63%, 4/15/22	$2,025	$2,164
6.13%, 6/15/23	1,250	1,278

		15,886

Containers & Packaging - 1.1%
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	2,750	2,688
Graphic Packaging International, Inc.,
4.75%, 4/15/21	3,015	3,075
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	2,500	2,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg,
5.75%, 10/15/20	2,250	2,289
8.25%, 2/15/21	2,035	1,959
Sealed Air Corp.,
4.88%, 12/1/22(2)	2,500	2,506

		14,930

Department Stores - 0.2%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	2,680	2,240

Diversified Banks - 5.1%
Bank of America Corp.,
3.88%, 3/22/17	28	29
6.00%, 9/1/17	2,255	2,400
2.65%, 4/1/19	3,210	3,218
4.13%, 1/22/24	2,840	2,933
6.25%, 9/5/24(1)	1,780	1,784
4.00%, 1/22/25	4,945	4,841
7.75%, 5/14/38	4,175	5,665
5.00%, 1/21/44	3,485	3,637
Citigroup, Inc.,
2.05%, 12/7/18	2,770	2,755
4.05%, 7/30/22	2,575	2,634
6.30%, 5/15/24(1)	3,765	3,671
3.88%, 3/26/25	3,050	2,969
4.45%, 9/29/27	3,720	3,695
6.68%, 9/13/43	3,890	4,770
JPMorgan Chase & Co.,
7.90%, 4/30/18(1)	3,480	3,543
6.30%, 4/23/19	2,625	2,943
5.00%, 7/1/19(1)	3,185	3,026
5.30%, 5/1/20(1)	2,415	2,406
5.15%, 5/1/23(1)	1,440	1,361
3.90%, 7/15/25	1,555	1,602
Wells Fargo & Co.,
7.98%, 3/15/18(1)	2,820	2,929
2.15%, 1/30/20	2,490	2,468
4.30%, 7/22/27	1,435	1,466
3.90%, 5/1/45	4,041	3,726

		70,471

Electrical Equipment Manufacturing - 0.5%
General Electric Co.,
4.10%, 12/15/22(1)	3,671	3,662
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,454
Roper Technologies, Inc.,
6.25%, 9/1/19	1,750	1,942

		7,058

Entertainment Content - 0.2%
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,608

Exploration & Production - 0.7%
Denbury Resources, Inc.,
6.38%, 8/15/21	1,500	540
Kerr-McGee Corp.,
6.95%, 7/1/24	2,005	2,154
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	1,950	341
6.25%, 11/1/19	3,410	562
Newfield Exploration Co.,
5.38%, 1/1/26	1,920	1,589
QEP Resources, Inc.,
6.88%, 3/1/21	3,000	2,460
WPX Energy, Inc.,
5.25%, 9/15/24	2,680	1,769

		9,415

Financial Services - 4.3%
Ares Capital Corp.,
4.88%, 11/30/18	3,230	3,363
Blackstone Holdings Finance Co. LLC,
4.45%, 7/15/45(2)	1,390	1,305
FMR LLC,
6.45%, 11/15/39(2)	5,590	6,899

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Financial Services - 4.3% continued
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	$1,405	$1,459
2.90%, 7/19/18	994	1,013
2.63%, 1/31/19	3,660	3,686
2.55%, 10/23/19	2,545	2,544
5.38%, 5/10/20(1)	2,970	2,952
5.75%, 1/24/22	2,570	2,923
4.00%, 3/3/24	2,515	2,581
6.45%, 5/1/36	2,885	3,261
6.75%, 10/1/37	4,027	4,707
4.80%, 7/8/44	3,650	3,629
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(2)	940	921
KKR Group Finance Co. LLC,
6.38%, 9/29/20(2)	2,195	2,528
Morgan Stanley,
2.50%, 1/24/19	5,170	5,198
2.38%, 7/23/19	1,710	1,704
5.00%, 11/24/25	2,740	2,909
4.30%, 1/27/45	3,175	3,029
Prospect Capital Corp.,
5.00%, 7/15/19	1,820	1,833
5.88%, 3/15/23	1,720	1,627

		60,071

Food & Beverage - 0.3%
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,133
Tyson Foods, Inc.,
4.88%, 8/15/34	1,210	1,235

		4,368

Health Care Facilities & Services - 0.5%
Cardinal Health, Inc.,
1.70%, 3/15/18	1,140	1,137
4.50%, 11/15/44	2,245	2,167
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,215	1,200
McKesson Corp.,
4.88%, 3/15/44	3,130	3,128

		7,632

Home Improvement - 0.2%
Masco Corp.,
4.45%, 4/1/25	2,255	2,210

Homebuilders - 0.4%
Lennar Corp.,
4.13%, 12/1/18	2,750	2,764
4.75%, 5/30/25	2,500	2,443

		5,207

Industrial Other - 0.4%
MasTec, Inc.,
4.88%, 3/15/23	3,270	2,829
SBA Tower Trust,
2.93%, 12/15/17(2)	1,865	1,887
WW Grainger, Inc.,
4.60%, 6/15/45	1,000	1,047

		5,763

Integrated Oils - 0.2%
ConocoPhillips Co.,
4.15%, 11/15/34	3,125	2,709

Life Insurance - 1.9%
Lincoln National Corp.,
6.05%, 4/20/67	4,205	3,280
MetLife, Inc.,
6.40%, 12/15/36	3,110	3,398
4.88%, 11/13/43	1,500	1,574
New York Life Global Funding,
1.55%, 11/2/18(2)	1,040	1,031
Principal Financial Group, Inc.,
1.85%, 11/15/17	580	580
Protective Life Corp.,
8.45%, 10/15/39	6,750	8,903
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,767
5.63%, 6/15/43	1,410	1,442
4.60%, 5/15/44	1,725	1,716
Voya Financial, Inc.,
5.65%, 5/15/53	2,000	1,970

		25,661

Machinery Manufacturing - 0.1%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,000	2,030

Managed Care - 0.6%
Anthem, Inc.,
1.88%, 1/15/18	1,290	1,284
2.25%, 8/15/19	1,520	1,511
4.65%, 8/15/44	2,720	2,592

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Managed Care - 0.6% continued
Humana, Inc.,
3.85%, 10/1/24	$1,685	$1,696
4.63%, 12/1/42	1,755	1,649

		8,732

Mass Merchants - 0.3%
Dollar Tree, Inc.,
5.25%, 3/1/20(2)	1,480	1,528
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	1,999	2,063

		3,591

Medical Equipment & Devices Manufacturing - 0.5%
Baxter International, Inc.,
5.38%, 6/1/18	2,350	2,522
Medtronic, Inc.,
4.38%, 3/15/35	1,720	1,739
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	1,045	1,040
3.55%, 4/1/25	1,025	996

		6,297

Metals & Mining - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	2,065	2,174
Glencore Funding LLC,
2.13%, 4/16/18(2)	1,515	1,346

		3,520

Oil & Gas Services & Equipment - 0.2%
Halliburton Co.,
3.80%, 11/15/25	1,085	1,057
5.00%, 11/15/45	1,825	1,804

		2,861

Pharmaceuticals - 0.1%
AbbVie, Inc.,
4.50%, 5/14/35	1,311	1,284

Pipeline - 0.8%
Energy Transfer Partners L.P.,
6.50%, 2/1/42	3,135	2,550
Gulfstream Natural Gas System LLC,
4.60%, 9/15/25(2)	1,885	1,789
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	2,965	2,980
5.50%, 4/15/23	3,225	2,900
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	1,474	1,407

		11,626

Power Generation - 0.2%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,600	1,594
4.00%, 10/1/20	1,630	1,680

		3,274

Property & Casualty Insurance - 0.5%
ACE INA Holdings, Inc.,
2.30%, 11/3/20	1,230	1,221
American International Group, Inc.,
3.38%, 8/15/20	2,500	2,570
3.88%, 1/15/35	3,290	2,902

		6,693

Publishing & Broadcasting - 0.6%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,210	2,465
6.90%, 8/15/39	2,994	3,541
Sirius XM Radio, Inc.,
5.38%, 4/15/25(2)	2,500	2,516

		8,522

Railroad - 0.8%
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	4,420	4,267
CSX Corp.,
4.75%, 5/30/42	3,610	3,597
3.95%, 5/1/50	2,085	1,763
Union Pacific Corp.,
3.38%, 2/1/35	1,610	1,454

		11,081

Real Estate - 1.4%
EPR Properties,
5.75%, 8/15/22	3,905	4,100
4.50%, 4/1/25	1,500	1,426
Equinix, Inc.,
5.38%, 1/1/22	1,500	1,537
ERP Operating L.P.,
4.50%, 7/1/44	1,905	1,911
HCP, Inc.,
3.88%, 8/15/24	2,740	2,656

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Real Estate - 1.4% continued
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	$1,225	$1,174
Iron Mountain, Inc.,
6.00%, 8/15/23	3,015	3,121
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	1,450	1,450
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,642

		19,017

Refining & Marketing - 0.4%
Marathon Petroleum Corp.,
3.63%, 9/15/24	1,425	1,328
Phillips 66,
4.65%, 11/15/34	1,000	937
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(2)	2,150	2,021
Western Refining, Inc.,
6.25%, 4/1/21	1,730	1,661

		5,947

Restaurants - 0.1%
McDonald’s Corp.,
4.70%, 12/9/35	1,815	1,808

Retail - Consumer Discretionary - 0.8%
Amazon.com, Inc.,
4.80%, 12/5/34	2,000	2,106
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,559
5.88%, 10/15/20	2,500	2,578
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	1,000	1,010

		11,253

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,777

Semiconductors - 0.1%
Intel Corp.,
4.80%, 10/1/41	1,653	1,723

Software & Services - 1.0%
CA, Inc.,
2.88%, 8/15/18	1,325	1,330
Hewlett Packard Enterprise Co.,
2.85%, 10/5/18(2)	2,385	2,384
4.90%, 10/15/25(2)	4,590	4,501
Oracle Corp.,
3.25%, 5/15/30	3,885	3,648
Rackspace Hosting, Inc.,
6.50%, 1/15/24(2)	2,035	1,964

		13,827

Supermarkets & Pharmacies - 0.6%
CVS Health Corp.,
2.25%, 8/12/19	2,098	2,095
4.88%, 7/20/35	1,875	1,936
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,475	1,431
4.50%, 11/18/34	2,710	2,475

		7,937

Tobacco - 0.8%
Altria Group, Inc.,
5.38%, 1/31/44	2,680	2,883
Philip Morris International, Inc.,
3.38%, 8/11/25	890	901
Reynolds American, Inc.,
4.45%, 6/12/25	1,050	1,098
5.85%, 8/15/45	2,772	3,082
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,912

		10,876

Utilities - 1.9%
AES Corp.,
5.50%, 3/15/24	1,850	1,651
5.50%, 4/15/25	2,435	2,149
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	320	317
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,597
CMS Energy Corp.,
5.05%, 2/15/18	2,770	2,926
8.75%, 6/15/19	2,400	2,869
Dominion Gas Holdings LLC,
4.60%, 12/15/44	2,005	1,866
Exelon Corp.,
2.85%, 6/15/20	855	850
5.63%, 6/15/35	2,695	2,876

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.0% continued
Utilities - 1.9% continued
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	$2,415	$2,530
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	2,840	2,943
Progress Energy, Inc.,
7.75%, 3/1/31	1,670	2,152

		25,726

Waste & Environment Services & Equipment - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,805
5.13%, 6/1/21	2,000	2,025

		3,830

Wireless Telecommunications Services - 1.6%
AT&T, Inc.,
3.00%, 6/30/22	1,995	1,947
4.50%, 5/15/35	1,310	1,212
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	1,745	1,780
Sprint Corp.,
7.13%, 6/15/24	3,500	2,524
Verizon Communications, Inc.,
3.65%, 9/14/18	2,820	2,949
3.50%, 11/1/24	2,205	2,178
6.40%, 9/15/33	3,850	4,386
6.55%, 9/15/43	605	718
5.01%, 8/21/54	4,748	4,347

		22,041

Wireline Telecommunications Services - 0.5%
Frontier Communications Corp.,
8.25%, 4/15/17	1,560	1,638
8.88%, 9/15/20(2)	2,090	2,116
Windstream Services LLC,
6.38%, 8/1/23	3,500	2,520

		6,274

Total Corporate Bonds (Cost $524,261)		511,419

FOREIGN ISSUER BONDS - 5.8%
Auto Parts Manufacturing - 0.3%
Magna International, Inc.,
4.15%, 10/1/25	1,205	1,227
Schaeffler Holding Finance B.V. (100% Cash),
6.88%, 8/15/18(2) (3)	1,000	1,030
6.25%, 11/15/19(2) (3)	1,500	1,567

		3,824

Banks - 1.1%
Credit Suisse A.G.,
5.40%, 1/14/20	2,850	3,120
3.00%, 10/29/21	1,330	1,325
Lloyds Bank PLC,
2.30%, 11/27/18	3,063	3,075
6.50%, 9/14/20(2)	3,200	3,649
Lloyds Banking Group PLC,
4.50%, 11/4/24	2,685	2,726
5.30%, 12/1/45(2)	1,305	1,324

		15,219

Casinos & Gaming - 0.2%
International Game Technology PLC,
5.63%, 2/15/20(2)	1,500	1,478
6.25%, 2/15/22(2)	2,000	1,870

		3,348

Chemicals - 0.4%
Agrium, Inc.,
4.90%, 6/1/43	1,500	1,342
INEOS Group Holdings S.A.,
6.13%, 8/15/18(2)	1,075	1,064
LYB International Finance B.V.,
4.88%, 3/15/44	1,555	1,420
LyondellBasell Industries N.V.,
5.00%, 4/15/19	1,700	1,809

		5,635

Diversified Banks - 1.2%
BNP Paribas S.A.,
2.38%, 5/21/20	2,795	2,767
4.38%, 9/28/25(2)	3,230	3,163
Deutsche Bank A.G.,
7.50%, 4/30/25(1)	2,000	1,950
HSBC Holdings PLC,
5.25%, 3/14/44	3,900	4,047
Royal Bank of Scotland Group PLC,
6.00%, 12/19/23	2,035	2,192

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.8% continued
Diversified Banks - 1.2% continued
Societe Generale S.A.,
4.75%, 11/24/25(2)	$2,555	$2,472

		16,591

Exploration & Production - 0.1%
Petro-Canada,
6.05%, 5/15/18	960	1,029

Financial Services - 0.1%
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(2)	1,830	1,813

Food & Beverage - 0.4%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,588
JBS Investments GmbH,
7.25%, 4/3/24(2)	1,650	1,497
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	2,890	2,875

		5,960

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25	2,470	2,057

Machinery Manufacturing - 0.3%
Pentair Finance S.A.,
1.88%, 9/15/17	1,510	1,494
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,040	2,198

		3,692

Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	1,375	1,336

Property & Casualty Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	5,675	5,863
5.50%, 11/15/20	2,070	2,256
XLIT Ltd.,
6.50%, 4/15/17(1)	6,950	5,047

		13,166

Wireless Telecommunications Services - 0.3%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4,000	3,500

Wireline Telecommunications Services - 0.2%
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(2)	2,800	2,723

Total Foreign Issuer Bonds (Cost $81,971)		79,893

U.S. GOVERNMENT AGENCIES - 26.4%(4)
Fannie Mae - 25.4%
Pool #255498,
5.50%, 12/1/34	305	344
Pool #256883,
6.00%, 9/1/37	32	36
Pool #535714,
7.50%, 1/1/31	41	47
Pool #545003,
8.00%, 5/1/31	2	2
Pool #545437,
7.00%, 2/1/32	75	89
Pool #545556,
7.00%, 4/1/32	47	55
Pool #555189,
7.00%, 12/1/32	281	307
Pool #581806,
7.00%, 7/1/31	116	138
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #745148,
5.00%, 1/1/36	195	215
Pool #888538,
5.50%, 1/1/37	474	532
Pool #890009,
5.50%, 9/1/36	1,965	2,211
Pool #893082,
2.65%, 9/1/36	1,968	2,094
Pool #919638,
5.50%, 9/1/37	874	974
Pool #929035,
6.50%, 1/1/38	633	748
Pool #932638,
5.00%, 3/1/40	6,278	7,011
Pool #955782,
6.50%, 10/1/37	138	158
Pool #990702,
6.50%, 9/1/38	1,900	2,237

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.4%(4) continued
Fannie Mae - 25.4% continued
Pool #AB1470,
4.50%, 9/1/40	$2,659	$2,878
Pool #AB3114,
5.00%, 6/1/41	3,823	4,244
Pool #AB9522,
3.50%, 5/1/43	23,938	24,727
Pool #AC6767,
4.50%, 1/1/40	2,174	2,374
Pool #AC9581,
5.50%, 1/1/40	4,643	5,179
Pool #AD0915,
5.50%, 12/1/38	177	199
Pool #AD1645,
5.00%, 3/1/40	6,136	6,789
Pool #AD6929,
5.00%, 6/1/40	3,153	3,488
Pool #AH1166,
4.50%, 12/1/40	6,973	7,547
Pool #AH1507,
4.50%, 12/1/40	7,633	8,338
Pool #AL4408,
4.50%, 11/1/43	10,403	11,381
Pool #AL5686,
4.00%, 9/1/44	6,403	6,817
Pool #AQ9333,
4.00%, 1/1/43	6,163	6,567
Pool #AS3473,
4.00%, 10/1/44	16,368	17,326
Pool #AS3655,
4.50%, 10/1/44	6,537	7,089
Pool #AS3797,
5.00%, 11/1/44	5,705	6,300
Pool #AU7032,
4.00%, 11/1/43	37,378	39,783
Pool #AW2706,
4.00%, 4/1/44	20,043	21,217
Pool #AW6233,
4.50%, 6/1/44	9,266	10,136
Pool #AZ7903,
4.00%, 6/1/41	6,642	7,040
Pool TBA,
3.00%, 1/16/45(6)	63,300	63,301
3.50%, 1/16/45(6)	67,850	70,002

		349,920

Freddie Mac - 0.4%
Pool #1B3575,
5.95%, 9/1/37	204	206
Pool #1G2296,
6.17%, 11/1/37	1,271	1,348
Pool #1J0365,
2.51%, 4/1/37	1,679	1,789
Pool #1J2840,
2.65%, 9/1/37	1,428	1,524
Pool #848076,
5.59%, 6/1/38	556	585

		5,452

Freddie Mac Gold - 0.6%
Pool #A65182,
6.50%, 9/1/37	2,632	2,997
Pool #A92650,
5.50%, 6/1/40	256	284
Pool #C00910,
7.50%, 1/1/30	287	349
Pool #C02790,
6.50%, 4/1/37	1,345	1,535
Pool #C02838,
5.50%, 5/1/37	2,058	2,274
Pool #G01954,
5.00%, 11/1/35	1,239	1,363

		8,802

Total U.S. Government Agencies (Cost $360,301)		364,174

U.S. GOVERNMENT OBLIGATIONS - 14.1%
U.S. Treasury Bonds - 0.1%
2.88%, 8/15/45	693	673

U.S. Treasury Inflation Indexed Bonds - 2.0%
0.13%, 4/15/20	13,815	13,852
0.38%, 7/15/25	14,390	13,973

		27,825

U.S. Treasury Notes - 11.6%
0.75%, 1/15/17	23,105	23,085
1.75%, 12/31/20	51,050	50,994
2.13%, 12/31/22	48,580	48,673
2.25%, 11/15/25	38,100	38,015

		160,767

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.1% continued
U.S. Treasury Strips - 0.4%
2.00%, 8/15/43	$12,260	$5,274

Total U.S. Government Obligations (Cost $194,505)		194,539

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(7)	130,067,606	$130,068

Total Investment Companies (Cost $130,068)		130,068

Total Investments - 109.0% (Cost $1,518,932)		1,505,070

Liabilities less Other Assets - (9.0)%		(124,275)

NET ASSETS - 100.0%		$1,380,795

(1)	Perpetual maturity security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Value rounds to less than one thousand.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	12.9%
U.S. Agency	24.2
AAA	12.8
AA	2.6
A	7.3
BBB	22.5
BB	5.9
B	2.9
CCC	0.3
Cash Equivalents	8.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$224,977	$—	$224,977
Corporate Bonds(1)	—	511,419	—	511,419
Foreign Issuer Bonds(1)	—	79,893	—	79,893
U.S. Government Agencies(1)	—	364,174	—	364,174
U.S. Government Obligations(1)	—	194,539	—	194,539
Investment Companies	130,068	—	—	130,068

Total Investments	$130,068	$1,375,002	$—	$1,505,070

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,519,470

Gross tax appreciation of investments	$17,891
Gross tax depreciation of investments	(32,291)

Net tax depreciation of investments	$(14,400)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
Northern Institutional Funds - Diversified Assets Portfolio	131,311	2,731,184	2,732,427	—	—	15	130,068

Total	$131,563	$2,731,184	$2,732,677	$—	$(2)	$17	$130,068

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8%
Advertising & Marketing - 0.4%
Lamar Media Corp.,
5.38%, 1/15/24	$17,937	$18,475

Aerospace & Defense - 1.0%
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	22,650	22,480
TransDigm, Inc.,
6.50%, 5/15/25(1)	27,725	26,859

		49,339

Airlines - 0.7%
American Airlines Group, Inc.,
5.50%, 10/1/19(1)	23,040	22,752
4.63%, 3/1/20(1)	14,900	14,192

		36,944

Auto Parts Manufacturing - 2.7%
Affinia Group, Inc.,
7.75%, 5/1/21	19,813	20,166
Dana Holding Corp.,
5.50%, 12/15/24	34,471	33,437
Meritor, Inc.,
6.25%, 2/15/24	37,080	31,703
MPG Holdco I, Inc.,
7.38%, 10/15/22	32,641	32,967
ZF North America Capital, Inc.,
4.75%, 4/29/25(1)	17,651	16,813

		135,086

Cable & Satellite - 3.1%
CCO Safari II LLC,
6.48%, 10/23/45(1)	35,825	35,884
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	18,913	18,487
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	18,315	18,498
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	20,980	21,190
Neptune Finco Corp.,
6.63%, 10/15/25(1)	35,050	36,452
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	23,999	22,949

		153,460

Casinos & Gaming - 3.2%
Boyd Gaming Corp.,
6.88%, 5/15/23	30,183	31,013
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
8.00%, 10/1/20	29,775	28,286
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
9.38%, 5/1/22	25,925	21,258
Eldorado Resorts, Inc.,
7.00%, 8/1/23(1)	20,600	20,188
MGM Resorts International,
6.00%, 3/15/23	26,003	25,808
Station Casinos LLC,
7.50%, 3/1/21	30,639	31,252

		157,805

Commercial Finance - 0.6%
NewStar Financial, Inc.,
7.25%, 5/1/20	31,840	30,885

Communications Equipment - 0.5%
CPI International, Inc.,
8.75%, 2/15/18	24,550	24,182

Consumer Finance - 2.0%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	13,670	13,807
5.38%, 8/1/22(1)	12,650	12,049
OneMain Financial Holdings, Inc.,
7.25%, 12/15/21(1)	39,416	39,514
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	35,727	34,030

		99,400

Consumer Products - 1.2%
Clearwater Paper Corp.,
5.38%, 2/1/25(1)	27,750	26,848
Revlon Consumer Products Corp.,
5.75%, 2/15/21	31,389	30,369

		57,217

Consumer Services - 1.0%
APX Group, Inc.,
8.75%, 12/1/20	16,939	13,763

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Consumer Services - 1.0% continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 3/15/25(1)	$39,537	$37,461

		51,224

Containers & Packaging - 2.9%
Berry Plastics Corp.,
6.00%, 10/15/22(1)	27,375	27,854
Owens-Brockway Glass Container, Inc.,
5.88%, 8/15/23(1)	25,250	25,629
PaperWorks Industries, Inc.,
9.50%, 8/15/19(1)	31,499	28,821
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	34,599	33,388
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg,
8.50%, 5/15/18	26,330	26,034

		141,726

Diversified Banks - 1.5%
Bank of America Corp.,
6.25%, 9/5/24(2)	37,894	37,989
Citigroup, Inc.,
6.13%, 11/15/20(2)	34,800	35,496

		73,485

Energy Midstream - 0.5%
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	28,354	23,250

Entertainment Content - 0.6%
Univision Communications, Inc.,
6.75%, 9/15/22(1)	28,850	29,896

Entertainment Resources - 1.1%
AMC Entertainment, Inc.,
5.75%, 6/15/25	28,200	28,341
ClubCorp Club Operations, Inc.,
8.25%, 12/15/23(1)	28,625	28,052

		56,393

Exploration & Production - 3.8%
Antero Resources Corp.,
5.63%, 6/1/23(1)	27,650	21,567
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	26,246	22,932
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	23,124	17,834
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	24,975	15,922
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1)	16,961	14,078
5.75%, 10/1/25(1)	8,175	7,112
Laredo Petroleum, Inc.,
6.25%, 3/15/23	6,225	5,416
Newfield Exploration Co.,
5.38%, 1/1/26	27,862	23,056
SM Energy Co.,
5.63%, 6/1/25	33,460	22,084
Whiting Petroleum Corp.,
6.25%, 4/1/23	21,920	15,782
WPX Energy, Inc.,
6.00%, 1/15/22	30,059	21,041

		186,824

Food & Beverage - 2.6%
Dole Food Co., Inc.,
7.25%, 5/1/19(1)	35,136	34,785
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	28,080	29,343
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	34,950	33,989
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	33,997	30,767

		128,884

Forest & Paper Products Manufacturing - 0.6%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	32,011	31,291

Health Care Facilities & Services - 1.7%
Envision Healthcare Corp.,
5.13%, 7/1/22(1)	25,743	25,228
HealthSouth Corp.,
5.13%, 3/15/23	7,715	7,387
5.75%, 11/1/24	8,879	8,468
5.75%, 11/1/24(1)	8,850	8,441
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(1)	34,851	33,980

		83,504

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Homebuilders - 2.4%
AV Homes, Inc.,
8.50%, 7/1/19	$16,000	$15,880
Lennar Corp.,
4.88%, 12/15/23	31,450	31,293
Meritage Homes Corp.,
7.15%, 4/15/20	15,870	16,703
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	22,965	22,965
TRI Pointe Holdings, Inc.,
5.88%, 6/15/24	35,540	34,563

		121,404

Industrial Other - 1.8%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	30,500	24,629
MasTec, Inc.,
4.88%, 3/15/23	35,925	31,075
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	30,195	31,176

		86,880

Investment Companies - 2.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	29,175	28,518
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	28,464	29,389
Prospect Capital Corp.,
5.88%, 3/15/23	30,536	28,892
Walter Investment Management Corp.,
7.88%, 12/15/21	25,083	19,816

		106,615

Life Insurance - 1.2%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	31,734	33,003
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	27,247	27,792

		60,795

Machinery Manufacturing & Rental - 1.0%
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(1)	14,325	12,892
United Rentals North America, Inc.,
5.75%, 11/15/24	30,717	30,410
Vander Intermediate Holding II Corp. (100% Cash),
9.75%, 2/1/19(1) (3)	12,000	7,800

		51,102

Media Non-Cable - 1.1%
National CineMedia LLC,
7.88%, 7/15/21	28,155	29,281
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,455

		53,736

Pharmaceuticals - 0.1%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (4)	8,000	4,000

Pipeline - 3.7%
Energy Transfer Equity L.P.,
7.50%, 10/15/20	36,365	33,638
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	31,950	25,560
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	32,965	29,009
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	29,182	26,556
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	32,185	22,851
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	20,056	18,552
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.63%, 10/1/20(1)	30,763	27,763

		183,929

Power Generation - 0.6%
Calpine Corp.,
5.50%, 2/1/24	32,800	28,946

Property & Casualty Insurance - 1.4%
Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash),
8.13%, 7/15/19(1) (3)	14,575	13,627
HUB International Ltd.,
7.88%, 10/1/21(1)	23,901	21,511

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Property & Casualty Insurance - 1.4% continued
Liberty Mutual Group, Inc.,
7.80%, 3/15/37(1)	$29,255	$33,351

		68,489

Publishing & Broadcasting - 1.1%
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	33,271	30,610
Sirius XM Radio, Inc.,
5.38%, 4/15/25(1)	24,847	25,002

		55,612

Railroad - 0.5%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1)	14,355	13,135
9.75%, 5/1/20(1)	15,710	10,683

		23,818

Real Estate - 1.2%
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	31,325	30,542
Howard Hughes (The) Corp.,
6.88%, 10/1/21	30,640	31,253

		61,795

Real Estate Investment Trusts - 1.3%
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	14,387	14,963
5.63%, 6/15/23	12,800	12,928
Felcor Lodging L.P.,
5.63%, 3/1/23	35,550	36,083

		63,974

Refining & Marketing - 3.8%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.75%, 4/15/23(1)	31,350	26,648
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	17,200	16,684
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	26,950	25,872
Murphy Oil USA, Inc.,
6.00%, 8/15/23	26,408	27,728
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	33,803	34,986
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(1)	31,350	29,469
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	29,000	27,695

		189,082

Restaurants - 0.8%
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	15,402	15,364
Landry’s, Inc.,
9.38%, 5/1/20(1)	23,586	24,824

		40,188

Retail - 3.2%
99 Cents Only Stores LLC,
11.00%, 12/15/19	26,593	10,637
CST Brands, Inc.,
5.00%, 5/1/23	34,385	34,041
Group 1 Automotive, Inc.,
5.00%, 6/1/22	24,731	24,484
5.25%, 12/15/23(1)	13,575	13,439
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	34,999	25,899
Penske Automotive Group, Inc.,
5.75%, 10/1/22	21,485	22,076
Sonic Automotive, Inc.,
7.00%, 7/15/22	24,302	25,700

		156,276

Retail - Consumer Discretionary - 1.9%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24(1)	27,850	28,755
L Brands, Inc.,
6.88%, 11/1/35(1)	34,375	35,320
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	29,750	30,048

		94,123

Software & Services - 1.6%
Ensemble S Merger Sub, Inc.,
9.00%, 9/30/23(1)	26,875	25,968
Infor US, Inc.,
6.50%, 5/15/22(1)	25,563	21,601
Rackspace Hosting, Inc.,
6.50%, 1/15/24(1)	34,275	33,075

		80,644

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Supermarkets & Pharmacies - 1.9%
Ingles Markets, Inc.,
5.75%, 6/15/23	$29,277	$29,204
Rite Aid Corp.,
6.13%, 4/1/23(1)	33,733	34,914
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22(1)	28,654	28,224

		92,342

Technology - 1.2%
Iron Mountain, Inc.,
6.00%, 8/15/23	29,423	30,453
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	28,996	29,576

		60,029

Utilities - 0.7%
AES Corp.,
7.38%, 7/1/21	33,172	33,835

Waste & Environment Services & Equipment - 2.1%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20	30,775	31,006
Casella Waste Systems, Inc.,
7.75%, 2/15/19	33,734	33,481
Clean Harbors, Inc.,
5.13%, 6/1/21	8,025	8,125
Covanta Holding Corp.,
6.38%, 10/1/22	31,988	31,828

		104,440

Wireless Telecommunications Services - 2.3%
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	31,029	32,891
Sprint Communications, Inc.,
7.00%, 8/15/20	21,975	16,976
Sprint Corp.,
7.25%, 9/15/21	37,800	28,527
T-Mobile USA, Inc.,
6.50%, 1/15/26	35,900	36,241

		114,635

Wireline Telecommunications Services - 4.1%
CenturyLink, Inc.,
6.45%, 6/15/21	27,323	26,640
Consolidated Communications, Inc.,
6.50%, 10/1/22	35,100	29,484
Frontier Communications Corp.,
10.50%, 9/15/22(1)	18,945	18,874
9.00%, 8/15/31	29,589	24,855
GCI, Inc.,
6.88%, 4/15/25	33,975	34,740
Level 3 Financing, Inc.,
5.38%, 1/15/24(1)	31,000	31,155
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	14,707	12,464
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	27,775	26,247

		204,459

Total Corporate Bonds (Cost $3,944,181)		3,710,418

FOREIGN ISSUER BONDS - 20.6%
Airlines - 1.3%
Air Canada,
7.75%, 4/15/21(1)	38,594	40,138
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	31,125	23,343

		63,481

Banks - 0.7%
ING Groep N.V.,
6.50%, 4/16/25(2)	35,785	34,957

Cable & Satellite - 2.3%
Altice Financing S.A.,
6.63%, 2/15/23(1)	26,725	26,391
Numericable-SFR SAS,
6.00%, 5/15/22(1)	24,985	24,235
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	36,275	34,643
VTR Finance B.V.,
6.88%, 1/15/24(1)	29,225	26,887

		112,156

Casinos & Gaming - 1.0%
International Game Technology PLC,
5.63%, 2/15/20(1)	9,500	9,358
6.25%, 2/15/22(1)	19,700	18,419

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.6% continued
Casinos & Gaming - 1.0% continued
MCE Finance Ltd.,
5.00%, 2/15/21(1)	$26,795	$24,383

		52,160

Diversified Banks - 5.2%
Banco Santander S.A.,
6.38%, 5/19/19(2)	40,175	38,308
Barclays PLC,
8.25%, 12/15/18(2)	35,192	37,469
Credit Agricole S.A.,
7.88%, 1/23/24(1) (2)	36,275	37,091
Credit Suisse Group A.G.,
7.50%, 12/11/23(1) (2)	30,075	31,574
Deutsche Bank A.G.,
7.50%, 4/30/25(2)	33,525	32,687
HSBC Holdings PLC,
6.38%, 3/30/25(2)	39,400	39,351
Royal Bank of Scotland Group PLC,
7.50%, 8/10/20(2)	37,575	39,125

		255,605

Exploration & Production - 0.1%
Ultra Petroleum Corp.,
6.13%, 10/1/24(1)	24,275	5,523

Food & Beverage - 0.6%
JBS Investments GmbH,
7.25%, 4/3/24(1)	35,000	31,762

Metals & Mining - 0.3%
Vedanta Resources PLC,
9.50%, 7/18/18(1)	23,325	17,259

Paper & Packaging - 1.2%
Cascades, Inc.,
5.50%, 7/15/22(1)	27,820	26,985
5.75%, 7/15/23(1)	4,500	4,320
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	30,770	26,847

		58,152

Property & Casualty Insurance - 0.7%
XLIT Ltd.,
6.50%, 4/15/17(2)	44,971	32,660

Technology - 0.5%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	26,875	25,666

Transportation & Logistics - 1.5%
Eletson Holdings, Inc.,
9.63%, 1/15/22(1)	30,160	26,842
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(1)	23,080	20,137
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
7.25%, 5/1/22(1)	29,016	19,006
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp.,
6.00%, 7/30/19	12,024	6,854

		72,839

Travel & Lodging - 0.2%
NCL Corp. Ltd.,
4.63%, 11/15/20(1)	9,925	9,719

Trucking & Leasing - 0.7%
Fly Leasing Ltd.,
6.75%, 12/15/20	33,946	34,790

Wireless Telecommunications Services - 1.9%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	39,830	32,860
Millicom International Cellular S.A.,
6.00%, 3/15/25(1)	33,250	28,263
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(1)	36,575	34,563

		95,686

Wireline Telecommunications Services - 2.4%
B Communications Ltd.,
7.38%, 2/15/21(1)	29,919	32,223
Columbus International, Inc.,
7.38%, 3/30/21(1)	28,046	27,766
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	28,200	26,578
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(1)	35,700	34,718

		121,285

Total Foreign Issuer Bonds (Cost $1,117,669)		1,023,700

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 1.0%
Aerospace & Defense - 0.2%
TransDigm, Inc., Tranche C Term Loan,
3.75%, 2/28/20	$9,974	$9,726

Consumer Products - 0.2%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
4.50%, 12/1/18	10,000	9,889

Retail - 0.2%
Neiman Marcus Group (The), Inc., Other Term Loan,
4.25%, 10/25/20	9,975	8,804

Software & Services - 0.4%
Infor US, Inc., Tranche B-5 Term Loan,
3.75%, 6/3/20	9,974	9,370
Sophia L.P., Closing Date Term Loan,
4.75%, 9/21/22	9,975	9,845

		19,215

Total Term Loans (Cost $49,396)		47,634

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7%
Banks - 0.7%
GMAC Capital Trust I, 8.13%	1,331,138	$33,758

Total Preferred Stocks (Cost $33,469)		33,758

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
HealthSouth Corp., Exp. 1/31/17, Strike $41.40*	1,246	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(5)	89,826,495	$89,826

Total Investment Companies (Cost $89,826)		89,826

Total Investments - 98.9% (Cost $5,234,541)		4,905,336

Other Assets less Liabilities - 1.1%		54,116

NET ASSETS - 100.0%		$4,959,452

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual maturity security.
(3)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(4)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of this restricted illiquid security amounted to $4,000,000 or 0.1% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	3.4%
BB	35.4
B	44.2
CCC	13.9
Not Rated	1.3
Cash Equivalents	1.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$3,710,418	$—	$3,710,418
Foreign Issuer Bonds(1)	—	1,023,700	—	1,023,700
Term Loans(1)	—	47,634	—	47,634
Preferred Stocks(1)	33,758	—	—	33,758
Investment Companies	89,826	—	—	89,826

Total Investments	$123,584	$4,781,752	$—	$4,905,336

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015 , there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,250,758

Gross tax appreciation of investments	$18,802
Gross tax depreciation of investments	(364,224)

Net tax depreciation of investments	$(345,422)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$134,478	$2,727,497	$2,772,149	$19	$89,826

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 28.9%
Automobile - 7.1%
CarMax Auto Owner Trust, Series 2015-4, Class A3,
1.56%, 11/16/20	$6,000	$5,956
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3,
1.05%, 10/15/18	2,200	2,192
Honda Auto Receivables Owner Trust, Series 2015-2, Class A3,
1.04%, 2/21/19	6,375	6,339
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3,
1.23%, 9/23/19	4,920	4,880
Hyundai Auto Receivables Trust, Series 2015-C, Class A3,
1.46%, 2/18/20	1,750	1,743
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.05%, 10/15/19	6,495	6,450
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A3,
1.37%, 5/15/20	5,285	5,249
Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.12%, 2/15/19	6,615	6,597
World Omni Auto Receivables Trust, Series 2015-B, Class A3,
1.49%, 12/15/20	560	555

		39,961

Commercial Mortgage-Backed Securities - 11.5%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	3,865	4,060
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	6,003	6,203
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	2,600	2,599
Commercial Mortgage Trust, Series 2013-CR9, Class A2,
3.06%, 7/10/45	136	139
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	2,569	2,631
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	630	643
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	5,655	5,772
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.09%, 4/15/41	5,372	5,658
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	5,675	5,682
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	5,885	5,870
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	5,815	5,809
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	5,572	5,820
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.64%, 6/11/42	3,241	3,386
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.27%, 1/11/43	3,530	3,756
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	6,170	6,171

		64,199

Credit Card - 10.3%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	2,770	2,764
American Express Credit Account Master Trust, Series 2014-3, Class A,
1.49%, 4/15/20	195	195
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	6,220	6,178
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	2,690	2,691

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 28.9% continued
Credit Card - 10.3% continued
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	$6,000	$5,947
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	965	962
Chase Issuance Trust, Series 2015-A2, Class A2,
1.59%, 2/18/20	5,940	5,939
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	5,675	5,688
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	6,020	6,005
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	6,085	6,029
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A,
1.61%, 11/15/20	2,985	2,975
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	6,900	6,851
World Financial Network Credit Card Master Trust, Series 2012-B, Class A,
1.76%, 5/17/21	5,600	5,605

		57,829

Utilities - 0.0%
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	50	50

Total Asset-Backed Securities (Cost $163,620)		162,039

CORPORATE BONDS - 35.0%
Aerospace & Defense - 0.7%
Boeing (The) Co.,
0.45%, 10/30/17	715	713
Boeing Capital Corp.,
2.90%, 8/15/18	605	624
Lockheed Martin Corp.,
1.85%, 11/23/18	1,100	1,098
TransDigm, Inc.,
6.00%, 7/15/22	750	733
United Technologies Corp.,
1.78%, 5/4/18	630	624

		3,792

Auto Parts Manufacturing - 0.8%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	1,300	1,346
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	2,490	2,667
Johnson Controls, Inc.,
1.40%, 11/2/17	695	688

		4,701

Automobiles Manufacturing - 2.4%
American Honda Finance Corp.,
0.78%, 5/26/16(1)	430	430
1.20%, 7/14/17	775	772
Daimler Finance North America LLC,
1.45%, 8/1/16(1)	560	561
1.60%, 8/3/17(1)	410	408
1.65%, 3/2/18(1)	1,215	1,200
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,340	2,312
2.55%, 10/5/18	3,325	3,301
General Motors Financial Co., Inc.,
3.00%, 9/25/17	1,100	1,104
Hyundai Capital America,
2.40%, 10/30/18(1)	1,525	1,520
Toyota Motor Credit Corp.,
2.00%, 10/24/18	940	945
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(1)	1,040	1,010

		13,563

Banks - 2.9%
Bank of America N.A.,
1.65%, 3/26/18	1,665	1,653
2.05%, 12/7/18	1,225	1,221
Branch Banking & Trust Co.,
1.00%, 4/3/17	1,335	1,328
Capital One N.A.,
1.65%, 2/5/18	2,310	2,287
Discover Bank,
2.60%, 11/13/18	1,670	1,669

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Banks - 2.9% continued
HSBC USA, Inc.,
1.30%, 6/23/17	$1,800	$1,790
2.00%, 8/7/18	1,735	1,735
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,175	1,256
PNC Bank N.A.,
1.50%, 2/23/18	1,375	1,368
1.80%, 11/5/18	2,115	2,110

		16,417

Biotechnology - 0.9%
Amgen, Inc.,
1.25%, 5/22/17	1,905	1,898
Celgene Corp.,
2.13%, 8/15/18	935	935
Gilead Sciences, Inc.,
3.05%, 12/1/16	105	107
1.85%, 9/4/18	940	944
Roche Holdings, Inc.,
2.25%, 9/30/19(1)	1,310	1,317

		5,201

Cable & Satellite - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	520
Comcast Corp.,
4.95%, 6/15/16	186	189
6.30%, 11/15/17	660	718

		1,427

Chemicals - 0.2%
Eastman Chemical Co.,
2.40%, 6/1/17	825	830
Tronox Finance LLC,
7.50%, 3/15/22(1)	775	449

		1,279

Commercial Finance - 1.0%
Air Lease Corp.,
5.63%, 4/1/17	1,180	1,224
CIT Group, Inc.,
3.88%, 2/19/19	505	502
General Electric Capital Corp.,
5.40%, 2/15/17	1,450	1,516
1.25%, 5/15/17	1,250	1,250
International Lease Finance Corp.,
2.46%, 6/15/16	1,000	998

		5,490

Communications Equipment - 0.2%
Cisco Systems, Inc.,
1.10%, 3/3/17	535	535
3.15%, 3/14/17	125	128
Juniper Networks, Inc.,
3.10%, 3/15/16	500	502

		1,165

Consumer Finance - 0.8%
Ally Financial, Inc.,
3.25%, 2/13/18	2,345	2,333
American Express Credit Corp.,
1.88%, 11/5/18	1,385	1,381
Synchrony Financial,
1.88%, 8/15/17	1,000	996

		4,710

Consumer Services - 0.4%
APX Group, Inc.,
6.38%, 12/1/19	625	599
Service Corp. International,
5.38%, 1/15/22	550	573
United Rentals North America, Inc.,
7.63%, 4/15/22	495	529
6.13%, 6/15/23	395	404

		2,105

Containers & Packaging - 0.5%
3M Co.,
1.38%, 8/7/18	500	499
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	510
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	650	627
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg,
5.75%, 10/15/20	750	763
8.25%, 2/15/21	500	481

		2,880

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Department Stores - 0.1%
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	$355	$368

Diversified Banks - 4.8%
Bank of America Corp.,
1.41%, 3/22/16	1,120	1,120
3.88%, 3/22/17	545	557
2.00%, 1/11/18	1,765	1,763
5.13%, 6/17/19(2)	2,580	2,457
Citigroup, Inc.,
1.80%, 2/5/18	2,165	2,157
1.70%, 4/27/18	1,880	1,861
2.05%, 12/7/18	1,145	1,139
5.80%, 11/15/19(2)	3,515	3,485
JPMorgan Chase & Co.,
2.00%, 8/15/17	2,310	2,318
1.70%, 3/1/18	1,260	1,254
7.90%, 4/30/18(2)	1,370	1,395
5.30%, 5/1/20(2)	875	872
Wells Fargo & Co.,
1.40%, 9/8/17	5,020	5,014
7.98%, 3/15/18(2)	1,370	1,423

		26,815

Electrical Equipment Manufacturing - 0.3%
Amphenol Corp.,
1.55%, 9/15/17	1,110	1,104
Roper Technologies, Inc.,
1.85%, 11/15/17	565	562

		1,666

Entertainment Content - 0.3%
CBS Corp.,
1.95%, 7/1/17	1,435	1,435

Exploration & Production - 0.3%
Denbury Resources, Inc.,
6.38%, 8/15/21	500	180
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	675	118
6.25%, 11/1/19	500	83
Murphy Oil Corp.,
2.50%, 12/1/17	1,060	972
QEP Resources, Inc.,
6.88%, 3/1/21	410	336

		1,689

Financial Services - 2.2%
Charles Schwab (The) Corp.,
1.50%, 3/10/18	1,435	1,428
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	2,355	2,446
6.25%, 9/1/17	655	701
2.90%, 7/19/18	1,070	1,091
5.38%, 5/10/20(2)	1,195	1,188
Morgan Stanley,
1.64%, 2/25/16	1,000	1,001
5.95%, 12/28/17	3,600	3,871
Prospect Capital Corp.,
5.00%, 7/15/19	750	755

		12,481

Food & Beverage - 1.6%
Anheuser-Busch InBev Finance, Inc.,
1.13%, 1/27/17	730	728
ConAgra Foods, Inc.,
1.30%, 1/25/16	490	490
Constellation Brands, Inc.,
3.88%, 11/15/19	1,475	1,516
General Mills, Inc.,
0.88%, 1/29/16	625	625
1.40%, 10/20/17	1,900	1,891
JM Smucker (The) Co.,
1.75%, 3/15/18	2,215	2,205
PepsiCo, Inc.,
1.25%, 4/30/18	950	946
Smithfield Foods, Inc.,
5.25%, 8/1/18(1)	675	683

		9,084

Hardware - 0.0%
NetApp, Inc.,
2.00%, 12/15/17	225	223

Health Care Facilities & Services - 0.7%
AmerisourceBergen Corp.,
1.15%, 5/15/17	1,355	1,345
Cardinal Health, Inc.,
1.90%, 6/15/17	410	411
2.40%, 11/15/19	575	575
Express Scripts Holding Co.,
3.13%, 5/15/16	395	398
McKesson Corp.,
5.70%, 3/1/17	190	199

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Health Care Facilities & Services - 0.7% continued
1.29%, 3/10/17	$950	$947

		3,875

Home & Office Products Manufacturing - 0.2%
Newell Rubbermaid, Inc.,
2.15%, 10/15/18	1,405	1,360

Home Improvement - 0.7%
Stanley Black & Decker, Inc.,
2.45%, 11/17/18	1,745	1,752
Whirlpool Corp.,
1.35%, 3/1/17	680	676
1.65%, 11/1/17	1,230	1,223

		3,651

Homebuilders - 0.3%
Lennar Corp.,
4.13%, 12/1/18	1,700	1,709

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(1)	605	612

Integrated Oils - 0.9%
Chevron Corp.,
1.34%, 11/9/17	1,225	1,222
1.35%, 11/15/17	820	817
ConocoPhillips Co.,
1.50%, 5/15/18	940	923
Exxon Mobil Corp.,
1.31%, 3/6/18	2,130	2,127

		5,089

Life Insurance - 0.3%
Lincoln National Corp.,
6.05%, 4/20/67	300	234
New York Life Global Funding,
1.55%, 11/2/18(1)	445	441
Principal Financial Group, Inc.,
1.85%, 11/15/17	500	501
Voya Financial, Inc.,
5.65%, 5/15/53	680	670

		1,846

Machinery Manufacturing - 0.3%
Caterpillar Financial Services Corp.,
1.80%, 11/13/18	860	861
John Deere Capital Corp.,
1.60%, 7/13/18	660	657

		1,518

Managed Care - 0.2%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	885	888

Mass Merchants - 0.1%
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	692	689

Medical Equipment & Devices Manufacturing - 1.2%
Baxter International, Inc.,
5.38%, 6/1/18	515	553
Becton Dickinson and Co.,
1.80%, 12/15/17	1,250	1,248
Danaher Corp.,
1.65%, 9/15/18	515	515
Medtronic, Inc.,
1.50%, 3/15/18	945	944
Thermo Fisher Scientific, Inc.,
1.30%, 2/1/17	1,000	996
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	2,335	2,321

		6,577

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	1,460	1,245
Glencore Funding LLC,
2.13%, 4/16/18(1)	545	484
1.68%, 1/15/19(1)	1,065	881

		2,610

Oil & Gas Services & Equipment - 0.3%
Cameron International Corp.,
1.40%, 6/15/17	1,530	1,508

Pharmaceuticals - 0.9%
Bayer US Finance LLC,
1.50%, 10/6/17(1)	550	550
Eli Lilly & Co.,
1.25%, 3/1/18	990	987
Merck & Co., Inc.,
0.47%, 2/10/17	2,410	2,408
Mylan, Inc.,
1.80%, 6/24/16	400	400

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Pharmaceuticals - 0.9% continued
Zoetis, Inc.,
1.15%, 2/1/16	$655	$655

		5,000

Pipeline - 0.4%
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,332
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	716
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	357	341

		2,389

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	513
NBCUniversal Enterprise, Inc.,
0.86%, 4/15/16(1)	1,225	1,225

		1,738

Real Estate - 0.9%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	824
Equinix, Inc.,
5.38%, 1/1/22	500	513
Kimco Realty Corp.,
5.70%, 5/1/17	724	761
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	500	500
Ventas Realty L.P.,
1.55%, 9/26/16	515	515
1.25%, 4/17/17	1,395	1,385
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	530	525

		5,023

Refining & Marketing - 0.1%
Phillips 66,
2.95%, 5/1/17	390	395
Western Refining, Inc.,
6.25%, 4/1/21	225	216

		611

Restaurants - 0.1%
McDonald’s Corp.,
2.10%, 12/7/18	785	786

Retail - Consumer Discretionary - 0.4%
Hertz (The) Corp.,
7.50%, 10/15/18	600	612
5.88%, 10/15/20	250	258
Home Depot (The), Inc.,
2.25%, 9/10/18	615	629
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	450	454

		1,953

Semiconductors - 0.1%
KLA-Tencor Corp.,
2.38%, 11/1/17	510	510

Software & Services - 0.8%
Hewlett Packard Enterprise Co.,
2.85%, 10/5/18(1)	1,100	1,099
International Business Machines Corp.,
5.70%, 9/14/17	565	606
Microsoft Corp.,
1.30%, 11/3/18	1,065	1,063
Oracle Corp.,
5.25%, 1/15/16	314	315
0.81%, 7/7/17	725	724
Rackspace Hosting, Inc.,
6.50%, 1/15/24(1)	860	830

		4,637

Supermarkets & Pharmacies - 0.4%
CVS Health Corp.,
1.90%, 7/20/18	1,395	1,394
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	755	754

		2,148

Tobacco - 1.1%
Philip Morris International, Inc.,
1.25%, 8/11/17	1,905	1,908
1.25%, 11/9/17	855	854
Reynolds American, Inc.,
2.30%, 6/12/18	1,850	1,861
RJ Reynolds Tobacco Co.,
3.50%, 8/4/16	1,370	1,385

		6,008

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Transportation & Logistics - 0.4%
PACCAR Financial Corp.,
1.10%, 6/6/17	$1,050	$1,045
1.75%, 8/14/18	1,090	1,086

		2,131

Utilities - 1.0%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	284
Duke Energy Corp.,
0.99%, 4/3/17	590	588
Exelon Corp.,
1.55%, 6/9/17	1,515	1,509
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,000	1,047
NextEra Energy Capital Holdings, Inc.,
2.06%, 9/1/17	1,220	1,221
Southern (The) Co.,
1.30%, 8/15/17	1,240	1,229

		5,878

Waste & Environment Services & Equipment - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	740

Wireless Telecommunications Services - 1.0%
AT&T, Inc.,
1.60%, 2/15/17	660	662
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	570	581
Sprint Communications, Inc.,
7.00%, 8/15/20	1,000	773
Verizon Communications, Inc.,
1.35%, 6/9/17	535	533
1.10%, 11/1/17	1,910	1,892
3.65%, 9/14/18	980	1,025

		5,466

Wireline Telecommunications Services - 0.5%
Frontier Communications Corp.,
8.25%, 4/15/17	500	525
8.88%, 9/15/20(1)	740	749
6.25%, 9/15/21	1,500	1,272

		2,546

Total Corporate Bonds (Cost $199,991)		195,987

FOREIGN ISSUER BONDS - 9.8%
Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V.,
6.25%, (100% Cash), 11/15/19(1) (3)	1,000	1,045

Banks - 4.4%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	840	837
ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17(1)	805	804
Australia & New Zealand Banking Group Ltd.,
2.00%, 11/16/18	1,150	1,148
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(1)	835	830
Credit Suisse A.G.,
1.70%, 4/27/18	1,645	1,633
Deutsche Bank A.G.,
1.40%, 2/13/17	1,100	1,094
ING Bank N.V.,
1.80%, 3/16/18(1)	1,675	1,671
2.05%, 8/17/18(1)	1,550	1,549
Lloyds Bank PLC,
1.75%, 3/16/18	2,120	2,114
2.00%, 8/17/18	1,825	1,826
Macquarie Bank Ltd.,
1.60%, 10/27/17(1)	3,000	2,978
Mizuho Bank Ltd.,
1.80%, 3/26/18(1)	2,610	2,593
National Bank of Canada,
2.10%, 12/14/18	1,425	1,423
Sumitomo Mitsui Banking Corp.,
1.75%, 1/16/18	1,190	1,185
1.95%, 7/23/18	1,410	1,403
Westpac Banking Corp.,
1.95%, 11/23/18	1,425	1,422

		24,510

Casinos & Gaming - 0.2%
International Game Technology PLC,
5.63%, 2/15/20(1)	1,000	985

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	221	226

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Commercial Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	$1,090	$1,083

Diversified Banks - 1.6%
Bank of Montreal,
1.80%, 7/31/18	875	873
HSBC Holdings PLC,
5.63%, 1/17/20(2)	1,705	1,707
Nordea Bank AB,
1.88%, 9/17/18(1)	1,455	1,445
5.50%, 9/23/19(1) (2)	2,855	2,844
Royal Bank of Canada,
1.25%, 6/16/17	300	300
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	1,000	996
Standard Chartered PLC,
1.50%, 9/8/17(1)	945	939

		9,104

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	383
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	1,125	1,123
Ultra Petroleum Corp.,
5.75%, 12/15/18(1)	820	197

		1,703

Financial Services - 0.6%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	2,220	2,200
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(1)	895	889

		3,089

Food & Beverage - 0.4%
Pernod Ricard S.A.,
2.95%, 1/15/17(1)	980	992
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	1,495	1,485

		2,477

Government Agencies - 0.3%
Korea Land & Housing Corp.,
1.88%, 8/2/17(1)	1,790	1,786

Integrated Oils - 0.4%
BP Capital Markets PLC,
2.25%, 11/1/16	340	343
Shell International Finance B.V.,
1.25%, 11/10/17	1,230	1,224
Total Capital International S.A.,
1.00%, 8/12/16	385	385

		1,952

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	680	673
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	711

		1,384

Metals & Mining - 0.1%
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	635	626

Oil & Gas Services & Equipment - 0.0%
Noble Holding International Ltd.,
2.50%, 3/15/17	250	236

Pharmaceuticals - 0.4%
Actavis Funding SCS,
2.35%, 3/12/18	1,385	1,386
Perrigo Co. PLC,
1.30%, 11/8/16	815	809

		2,195

Pipeline - 0.0%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	245	245

Railroad - 0.0%
Canadian National Railway Co.,
1.45%, 12/15/16	135	135

Tobacco - 0.1%
Imperial Tobacco Finance PLC,
2.05%, 7/20/18(1)	380	378

Wireless Telecommunications Services - 0.2%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,000	875

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
1.63%, 6/28/16	$880	$881

Total Foreign Issuer Bonds (Cost $55,910)		54,915

U.S. GOVERNMENT AGENCIES - 2.4%(4)
Fannie Mae - 0.9%
Pool #555649,
7.50%, 10/1/32	34	38
Pool #893082,
2.65%, 9/1/36	273	291
Pool #AB3114,
5.00%, 6/1/41	871	967
Pool #AD0915,
5.50%, 12/1/38	83	94
Pool #AD7061,
5.50%, 6/1/40	158	178
Pool #AI3471,
5.00%, 6/1/41	288	318
Pool #AK0501,
3.00%, 1/1/27	852	883
Pool #AO0315,
3.00%, 4/1/27	1,158	1,199
Pool #AO4482,
3.00%, 5/1/27	877	908

		4,876

Freddie Mac - 0.1%
Pool #1B3617,
2.68%, 10/1/37	245	260
Pool #848076,
5.59%, 6/1/38	99	104

		364

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	372	412
Pool #G13387,
5.00%, 4/1/23	150	159

		571

Government National Mortgage Association - 1.2%
Series 2011-41, Class PA,
4.00%, 1/20/41	1,553	1,592
Series 2012-123, Class A,
1.04%, 7/16/46	2,410	2,290
Series 2013-12, Class KA,
1.50%, 12/16/43	271	268
Series 2013-142, Class AD,
2.25%, 12/16/47	921	904
Series 2013-17, Class AF,
1.21%, 11/16/43	1,114	1,089
Series 2013-92, Class AB,
2.00%, 2/16/43	514	512

		6,655

Government National Mortgage Association II - 0.1%
Pool #83021,
3.00%, 1/20/42	658	683

Total U.S. Government Agencies (Cost $13,270)		13,149

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury Notes - 22.4%
0.63%, 2/15/17	10,850	10,822
0.75%, 3/15/17	9,975	9,961
1.00%, 12/31/17	94,690	94,572
1.25%, 12/15/18	10,520	10,498

		125,853

Total U.S. Government Obligations (Cost $125,913)		125,853

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(5)	7,504,571	$7,505

Total Investment Companies (Cost $7,505)		7,505

Total Investments - 99.8% (Cost $566,209)		559,448

Other Assets less Liabilities - 0.2%		1,322

NET ASSETS - 100.0%		$560,770

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual maturity security.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

(3)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	23.8%
U.S. Agency	1.0
AAA	27.4
AA	5.7
A	15.3
BBB	18.3
BB	5.2
B	1.7
CCC	0.3
Cash Equivalents	1.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$162,039	$—	$162,039
Corporate Bonds(1)	—	195,987	—	195,987
Foreign Issuer Bonds(1)	—	54,915	—	54,915
U.S. Government Agencies(1)	—	13,149	—	13,149
U.S. Government Obligations(1)	—	125,853	—	125,853
Investment Companies	7,505	—	—	7,505

Total Investments	$7,505	$551,943	$—	$559,448

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$566,209

Gross tax appreciation of investments	$426
Gross tax depreciation of investments	(7,187)

Net tax depreciation of investments	$(6,761)

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
Northern Institutional Funds - Diversified Assets Portfolio	25,830	1,118,544	1,136,869	—	—	3	7,505

Total	$26,082	$1,118,544	$1,137,119	$—	$(2)	$5	$7,505

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.1%(1)
Fannie Mae - 6.8%
Pool #555649,
7.50%, 10/1/32	$66	$74
Pool #893082,
2.65%, 9/1/36	729	776
Pool TBA,
4.00%, 1/16/45(2)	10,025	10,608

		11,458

Freddie Mac - 2.6%
Pool #1J0365,
2.51%, 4/1/37	662	705
Pool #1J2840,
2.65%, 9/1/37	1,251	1,335
Pool #1Q0323,
3.16%, 5/1/37	2,296	2,397
Pool #410092,
2.41%, 11/1/24	8	8

		4,445

Government National Mortgage Association - 6.7%
Series 2012-123, Class A,
1.04%, 7/16/46	2,362	2,245
Series 2013-12, Class KA,
1.50%, 12/16/43	1,206	1,195
Series 2013-142, Class AD,
2.25%, 12/16/47	1,386	1,360
Series 2013-17, Class AF,
1.21%, 11/16/43	2,298	2,246
Series 2013-92, Class AB,
2.00%, 2/16/43	4,203	4,185

		11,231

Total U.S. Government Agencies (Cost $27,150)		27,134

U.S. GOVERNMENT OBLIGATIONS - 78.2%
U.S. Treasury Notes - 78.2%
0.63%, 11/15/16	8,900	8,888
1.00%, 12/31/17	49,165	49,104
1.38%, 6/30/18	6,170	6,194
1.25%, 12/15/18	42,220	42,131
1.00%, 9/30/19	5,750	5,629
1.63%, 7/31/20	2,000	1,991
1.75%, 12/31/20	17,110	17,091
2.25%, 11/15/25	1,195	1,192

		132,220

Total U.S. Government Obligations (Cost $132,316)		132,220

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.3%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3)	19,148,959	$19,149

Total Investment Companies (Cost $19,149)		19,149

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bills,
0.13%, 3/31/16(4)	$1,150	$1,150

Total Short-Term Investments (Cost $1,150)		1,150

Total Investments - 106.3% (Cost $179,765)		179,653

Liabilities less Other Assets - (6.3)%		(10,664)

NET ASSETS - 100.0%		$168,989

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	66	7,809	Long	03/16	(10)
10-Year U.S. Treasury Note	(15)	1,889	Short	03/16	3

Total					$(7)

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	80.5%
U.S. Agency	8.8
Cash Equivalents	10.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$27,134	$—	$27,134
U.S. Government Obligations(1)	—	132,220	—	132,220
Investment Companies	19,149	—	—	19,149
Short-Term Investments	—	1,150	—	1,150

Total Investments	$19,149	$160,504	$—	$179,653

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3
Liabilities
Futures Contracts	(10)	—	—	(10)

Total Other Financial Instruments	$(7)	$—	$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$179,772

Gross tax appreciation of investments	$293
Gross tax depreciation of investments	(412)

Net tax depreciation of investments	$(119)

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	*	$(2)	$2	$—
Northern Institutional Funds - U.S. Government Portfolio	308	662,041	643,200	—		—	1	19,149

Total	$560	$662,041	$643,450	$—		$(2)	$3	$19,149

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.6%
Automobiles Manufacturing - 2.3%
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	$4,000	$3,952
2.55%, 10/5/18	2,000	1,986
1.33%, 3/12/19	24,750	24,228
General Motors Financial Co., Inc.,
2.39%, 1/15/19	32,000	32,165
Hyundai Capital America,
2.40%, 10/30/18(1)	12,500	12,461

		74,792

Banks - 2.7%
Bank of America N.A.,
1.65%, 3/26/18	17,400	17,269
Capital One N.A.,
1.50%, 9/5/17	8,300	8,234
1.65%, 2/5/18	10,000	9,901
2.35%, 8/17/18	5,500	5,510
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	15,851
HSBC USA, Inc.,
1.70%, 3/5/18	10,000	9,944
1.47%, 9/24/18	8,000	8,007
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	14,000	13,936

		88,652

Commercial Finance - 0.2%
GATX Corp.,
1.25%, 3/4/17	7,000	6,930

Consumer Finance - 0.3%
Synchrony Financial,
1.56%, 2/3/20	9,000	8,858

Diversified Banks - 1.5%
Bank of America Corp.,
1.66%, 3/22/18	2,000	2,007
1.36%, 1/15/19	5,000	5,018
1.48%, 4/1/19	5,000	4,978
Citigroup, Inc.,
1.30%, 11/15/16	6,100	6,085
1.80%, 2/5/18	5,000	4,981
1.38%, 4/8/19	18,000	17,880
JPMorgan Chase & Co.,
1.27%, 1/23/20	10,000	10,008

		50,957

Electrical Equipment Manufacturing - 0.1%
Amphenol Corp.,
1.55%, 9/15/17	3,250	3,233

Financial Services - 1.2%
Goldman Sachs Group (The), Inc.,
1.46%, 11/15/18	9,000	9,037
Morgan Stanley,
1.75%, 2/25/16	14,245	14,261
1.60%, 4/25/18	4,000	4,043
1.17%, 1/24/19	8,000	7,980
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	5,000	4,956

		40,277

Health Care Facilities & Services - 0.1%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,000	4,967

Managed Care - 0.3%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	10,000	10,030

Medical Equipment & Devices Manufacturing - 0.5%
Becton Dickinson and Co.,
1.80%, 12/15/17	5,000	4,993
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	12,750	12,688

		17,681

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	7,000	5,968
Glencore Funding LLC,
1.70%, 5/27/16(1)	3,000	2,970

		8,938

Oil & Gas Services & Equipment - 0.7%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,970
Schlumberger Holdings Corp.,
2.35%, 12/21/18(1)	20,000	19,870

		22,840

Pharmaceuticals - 0.6%
AbbVie, Inc.,
1.80%, 5/14/18	18,000	17,917

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.6% continued
Pharmaceuticals - 0.6% continued
Mylan, Inc.,
1.35%, 11/29/16	$3,000	$2,975

		20,892

Real Estate - 0.4%
Vereit Operating Partnership L.P.,
2.00%, 2/6/17	10,000	9,900
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	5,000	4,957

		14,857

Retail - Consumer Discretionary - 0.1%
AutoZone, Inc.,
1.30%, 1/13/17	5,000	4,993

Supermarkets & Pharmacies - 0.5%
CVS Health Corp.,
1.90%, 7/20/18	10,000	9,994
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	5,000	4,990

		14,984

Tobacco - 0.1%
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,031

Utilities - 0.3%
Dominion Resources, Inc.,
1.25%, 3/15/17	9,000	8,944

Wireless Telecommunications Services - 0.4%
Verizon Communications, Inc.,
2.25%, 9/14/18	11,623	11,901

Total Corporate Bonds (Cost $422,568)		419,757

FOREIGN ISSUER BONDS - 11.8%
Automobiles Manufacturing - 0.1%
Hyundai Capital Services, Inc.,
1.33%, 3/18/17(1)	4,000	3,988

Banks - 5.2%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	18,000	17,926
1.65%, 9/29/17	25,000	25,023
BPCE S.A.,
1.57%, 4/25/16	10,000	10,027
1.63%, 2/10/17	3,000	2,993
Commonwealth Bank of Australia,
1.63%, 3/12/18	35,000	34,883
Deutsche Bank A.G.,
1.88%, 2/13/18	10,000	9,915
ING Bank N.V.,
1.40%, 3/7/16(1)	20,000	20,007
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	13,000	13,049
1.65%, 3/24/17(1)	5,000	4,993
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	15,000	14,930
Westpac Banking Corp.,
1.95%, 11/23/18	18,000	17,963

		171,709

Diversified Banks - 2.1%
BNP Paribas S.A.,
1.25%, 12/12/16	25,000	24,962
Credit Agricole S.A.,
1.48%, 4/15/16(1)	19,500	19,540
Societe Generale S.A.,
1.69%, 10/1/18	24,000	24,193

		68,695

Exploration & Production - 0.3%
Sinopec Group Overseas Development 2014 Ltd.,
1.24%, 4/10/19(1)	10,000	9,943

Financial Services - 1.0%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	8,500	8,425
UBS Group Funding Jersey Ltd.,
2.03%, 9/24/20(1)	25,000	25,090

		33,515

Food & Beverage - 0.6%
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	20,000	19,861

Government Development Banks - 0.1%
Korea Development Bank (The),
3.25%, 3/9/16	3,800	3,815

Integrated Oils - 0.6%
Petrobras Global Finance B.V.,
1.99%, 5/20/16	18,000	17,550

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Integrated Oils - 0.6% continued
3.25%, 3/17/17	$4,350	$4,024

		21,574

Pharmaceuticals - 0.9%
Actavis Funding SCS,
1.30%, 6/15/17	10,000	9,905
2.35%, 3/12/18	9,500	9,510
Mylan N.V.,
3.00%, 12/15/18(1)	10,000	9,978

		29,393

Pipeline - 0.9%
TransCanada PipeLines Ltd.,
1.63%, 11/9/17	30,000	29,754

Total Foreign Issuer Bonds (Cost $393,522)		392,247

MUNICIPAL BONDS - 72.3%
Alabama - 0.1%
Alabama State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/16	3,000	3,082

Alaska - 0.4%
Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	13,340

Arizona - 0.2%
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/16	1,850	1,874
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/16	4,000	4,164

		6,038

Arkansas - 0.1%
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16	1,785	1,792

California - 5.8%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A,
1.00%, 4/3/17	37,720	37,759
California Municipal Finance Authority Multifamily Housing Revenue Bonds, Series A, Stevenson House Apartments,
0.85%, 11/1/17	3,000	2,991
California State Department of Water System Resources Center Valley Project Variable Revenue Bonds, Series AT,
0.31%, 12/1/17	9,000	8,971
California State Earthquake Authority TRB,
1.82%, 7/1/17	2,500	2,513
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.46%, 5/1/18	9,000	8,961
California State G.O. Unlimited Bonds,
5.00%, 8/1/18	9,510	10,479
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/16	1,000	1,027
5.00%, 3/1/18	12,125	13,188
5.00%, 8/1/18	16,100	17,741
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
1.00%, 12/1/17	5,000	5,021
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust,
0.29%, 4/3/17	14,300	14,289
0.29%, 4/2/18	21,000	21,042
California State Public Works Board Lease Revenue Bonds, Series H,
5.00%, 12/1/17	7,280	7,857
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	4,000	4,217
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17	4,000	4,143
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	6,280	6,930
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.48%, 7/1/18(1) (2)	7,000	7,001
Oakland G.O. Unlimited Refunding Bonds, Series A,
4.00%, 1/15/17	2,550	2,641

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
California - 5.8% continued
Sacramento County Water Financing Authority Revenue Bonds, Series A, Water Agency Zones 40 & 41 (NATL Insured),
5.00%, 6/1/17	$1,000	$1,059
San Jose Multifamily Housing Revenue Bonds, Casa Del Pueblo Apartments,
0.95%, 6/1/17	7,000	6,991
Santa Clara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/17	1,725	1,835
University of California Revenue Refunding Bonds, Series I,
5.00%, 5/15/17	4,000	4,238

		190,894

Colorado - 0.7%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	2,250	2,261
Colorado State Housing Finance Authority Corp. Multifamily Revenue Bonds, Traditions Englewood Project,
0.90%, 12/1/17	4,225	4,226
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/16	15,000	15,407

		21,894

Connecticut - 3.0%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	16,525
Connecticut State G.O. Unlimited Bonds, Series A,
3.00%, 3/15/17	5,435	5,582
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	2,640	2,713
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.43%, 3/1/18	2,500	2,480
Connecticut State G.O. Unlimited Bonds, Series B, Sifma Index,
0.50%, 3/1/19	1,500	1,482
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
0.89%, 8/15/18	1,500	1,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17	22,680	22,647
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series T-2, Yale University,
0.60%, 2/1/17	6,400	6,389
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18	33,000	32,982
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
3.00%, 8/1/17	4,800	4,968
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
4.00%, 9/1/17	2,000	2,106

		99,374

Delaware - 0.0%
Delaware State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/17	1,540	1,614

Florida - 5.9%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	2,500	2,745
Broward County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/17	4,125	4,405
Citizens Property Insurance Corp. High Account Senior Secured Revenue Bonds, Series A-1,
6.00%, 6/1/16	10,240	10,477
5.50%, 6/1/17	4,750	5,052
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/16	8,750	8,916
5.25%, 6/1/17	1,500	1,590
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/18	3,400	3,636
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/16	1,000	1,019

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Florida - 5.9% continued
5.00%, 6/1/17	$7,100	$7,502
5.00%, 6/1/18	6,870	7,470
Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2,
0.86%, 6/1/18	14,000	13,927
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project,
1.40%, 12/1/17	8,000	8,013
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/18	25,000	27,058
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	5,000	5,316
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Towers of Jacksonville,
0.70%, 5/1/17	4,500	4,497
Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments,
0.75%, 3/1/17	3,000	2,998
Florida State Housing Finance Corp. Revenue Bonds, Series C, Garden Vista Apartments,
0.55%, 3/1/16	4,000	4,001
Florida State Housing Finance Corp. Revenue Notes, Series E, Spring Manor Apartments,
0.70%, 11/1/16	3,600	3,598
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/16	20,050	20,509
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/16	5,000	5,116
Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation,
5.00%, 7/1/16	4,430	4,533
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	3,145	3,250
Jacksonville Special Revenue Bonds, Series A-1,
5.00%, 10/1/17	2,000	2,144
Lakeland Energy System Revenue Refunding Bonds,
0.76%, 10/1/17	1,000	1,003
Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded,
5.25%, 10/1/17	3,000	3,231
Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured),
5.25%, 10/1/18	7,975	8,549
Miami-Dade County Housing Finance Authority Multifamily Revenue Bonds, Golfside Villas Apartments Project,
0.55%, 5/1/16	5,500	5,501
0.85%, 4/1/17	2,000	2,000
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17	2,500	2,511
Palm Beach County Revenue Refunding Bonds,
5.00%, 11/1/16	2,320	2,406
Palm Beach County School Board Term Rate COPS, Series A, Prerefunded,
5.00%, 8/1/16	6,000	6,157
Pasco County School District Sales Tax Revenue Bonds,
3.00%, 10/1/16	1,350	1,375
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,427

		194,932

Georgia - 2.9%
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
4.00%, 1/1/16	2,000	2,000
5.00%, 1/1/17	2,500	2,607
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle,
1.75%, 6/1/17	1,040	1,050

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Georgia - 2.9% continued
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
1.30%, 5/3/18	$9,000	$9,007
Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogtle Project,
1.38%, 4/4/17	2,350	2,360
Burke County Development Authority Variable Revenue Bonds, Georgia Power Co. Plant Vogtle,
1.55%, 6/1/18	28,100	28,136
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	1,822
Georgia State G.O. Unlimited Bonds, Series C-1,
5.00%, 10/1/16	13,000	13,447
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,248
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.31%, 7/1/17	22,500	22,446
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series B, Second Indenture,
0.29%, 7/1/17	7,000	6,976

		96,099

Hawaii - 0.2%
Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/16	6,100	6,238
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,027

		7,265

Illinois - 0.6%
Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded,
5.00%, 7/1/17	15,000	15,942
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/16	4,700	4,801

		20,743

Indiana - 1.1%
Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate Credit Group,
4.00%, 8/1/17	5,000	5,244
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit,
1.15%, 12/1/17	2,000	1,999
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
0.76%, 12/2/19	30,000	29,446

		36,689

Kansas - 1.0%
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-4, Libor Index,
0.61%, 9/1/18	7,000	6,963
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
0.69%, 9/1/19	6,565	6,519
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18	15,000	16,579
Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health,
5.00%, 3/1/18	1,900	2,068

		32,129

Kentucky - 0.5%
Danville City Water & Sewer Revenue BANS,
2.00%, 8/1/16	2,000	2,003
Harrison County Healthcare Revenue BANS, Harrisson Memorial Hospital,
1.50%, 5/1/17	5,000	4,997

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Kentucky - 0.5% continued
Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives,
1.19%, 2/1/20	$10,000	$9,928

		16,928

Louisiana - 1.4%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,046
Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds,
5.00%, 6/1/17	4,150	4,384
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index,
0.77%, 5/1/18	19,000	18,884
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index,
0.85%, 5/1/18	21,500	21,521
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,051

		46,886

Maine - 0.1%
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded,
5.25%, 7/1/17	2,000	2,134

Maryland - 5.4%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	5,762
5.00%, 8/1/17	5,425	5,789
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	13,150	13,648
Baltimore Wastewater Project Subordinate Revenue Bonds, Series C,
3.00%, 7/1/17	760	784
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	6,300	6,631
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series A,
5.00%, 3/1/16	4,000	4,033
Maryland State Department of Transportation Consolidated Revenue Bonds,
4.00%, 2/15/16	4,855	4,878
5.00%, 2/15/17	2,000	2,099
5.50%, 6/1/17	6,200	6,620
Maryland State G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	1,000	1,053
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,537
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	25,300	27,542
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,000	5,296
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System,
1.12%, 11/15/17	5,000	5,020
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, Johns Hopkins Health System,
1.12%, 11/15/17	4,995	5,015
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System,
0.87%, 5/15/18	10,300	10,307
0.89%, 5/15/18	19,625	19,648
Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B,
0.96%, 3/1/16	1,100	1,100
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/16	7,625	7,914
Montgomery County G.O. Unlimited, Series B,
5.00%, 12/1/17	5,000	5,399
5.00%, 12/1/18	14,000	15,603
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	10,000	10,379

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Maryland - 5.4% continued
Prince George’s County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/16	$8,000	$8,331
University System of Maryland Auxiliary Facility & Tuition Revenue Refunding Bonds, Series B,
4.00%, 4/1/16	3,500	3,533

		178,921

Massachusetts - 2.4%
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
0.56%, 1/30/18	24,725	24,674
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.59%, 3/30/17	8,000	7,987
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.56%, 9/30/16	5,100	5,102
Massachusetts State Federal Highway GANS, Series A, Accelerated,
4.00%, 6/15/16	1,000	1,017
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 12/1/16	6,000	6,247
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.00%, 11/15/17	2,000	2,158
Massachusetts State Housing Development Finance Agency Multifamily Revenue Bonds, Colonial Estates,
0.95%, 3/1/16	10,900	10,903
Massachusetts State Housing Finance Agency Multifamily Conduit Variable Revenue Bonds, Wood Ridge,
1.05%, 6/1/17	3,200	3,201
Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes,
0.65%, 12/1/16	950	950
Massachusetts State Housing Finance Agency Revenue Bonds, Series E,
0.95%, 6/1/16	1,445	1,446
Massachusetts State Transportation Fund Revenue Bonds, Series A, Rail Enhancement Program,
5.00%, 6/1/17	10,635	11,283
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,128
Springfield G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	3,000	3,300

		79,396

Michigan - 0.3%
Grand Rapids Water Supply System Revenue Refunding Bonds,
5.00%, 1/1/18	2,000	2,161
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17	2,500	2,499
Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
2.00%, 5/1/17	2,115	2,145
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/16	1,000	1,010
2.00%, 10/1/17	900	914

		8,729

Minnesota - 2.7%
Edina G.O. Unlimited Refunding Bonds, Series B,
3.00%, 2/1/17	3,690	3,787
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	6,965	6,970
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/18	1,840	1,960
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program),
4.00%, 2/1/18	1,830	1,949

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Minnesota - 2.7% continued
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	$7,000	$7,261
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/16	13,670	14,041
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/16	10,000	10,272
Minnesota State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/17	16,000	17,072
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/17	1,900	1,997
Moorhead Independent School District No. 152 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 4/1/16	2,000	2,024
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, School Building (School District Credit Program),
5.00%, 2/1/17	2,850	2,984
Pipestone County Medical Center Revenue BANS,
0.85%, 5/1/17	1,100	1,100
Saint Paul Housing and Redevelopment Authority Multifamily Revenue Bonds, Cambric Apartments Project,
0.85%, 6/1/17	7,000	7,002
University of Minnesota Revenue Bonds, Series B,
4.00%, 1/1/17	1,600	1,655
University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds,
5.00%, 8/1/17	2,695	2,872
Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 2/1/17	7,620	7,979

		90,925

Mississippi - 0.1%
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, 9/1/17	2,250	2,249

Missouri - 0.1%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
4.00%, 5/1/18	1,775	1,902
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/17	2,000	2,086

		3,988

Municipal States Pooled Securities - 1.4%
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
0.71%, 11/15/17(1) (2)	20,000	19,827
Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.76%, 10/1/17(1) (2)	25,000	25,003

		44,830

Nevada - 3.4%
Clark County Airport Revenue Bonds, Series B (AMT), Junior Subordinate Lien,
5.00%, 7/1/17	14,700	15,560
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/16	3,000	3,065
5.00%, 7/1/17	10,000	10,577
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/17	14,400	15,300
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
4.00%, 6/15/17	2,675	2,798
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/18	4,000	4,380
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/17	52,500	55,682
Nevada State Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	6,500	6,628

		113,990

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
New Jersey - 0.9%
Morris County Improvement Authority Revenue Refunding Bonds, Gtd. Loan (County Gtd.),
3.00%, 5/1/18	$2,250	$2,356
New Jersey State Building Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	6,000	6,112
New Jersey State EDA Variable Revenue Refunding Bonds, School Facilities Construction,
0.74%, 2/1/17	6,485	6,422
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University,
5.00%, 7/1/17	2,000	2,130
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series E, Broadway Townhouses Project,
0.60%, 12/1/16	2,000	1,996
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series U, Oakwood Towers Project,
0.80%, 5/1/17	6,700	6,677
New Jersey State Transit Corp. Revenue Bonds, Series A, GANS,
5.00%, 9/15/16	5,000	5,132

		30,825

New Mexico - 1.1%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	1,200	1,276
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
3.00%, 7/1/16	1,110	1,124
5.00%, 7/1/17	1,200	1,275
Las Cruces State Shared Gross Receipts Tax Revenue Bonds,
4.00%, 6/1/17	2,165	2,262
Las Cruces State Shared Gross Receipts Tax Revenue Refunding Bonds,
4.00%, 6/1/16	2,110	2,142
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/18	11,000	11,977
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/17	1,385	1,474
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
1.04%, 8/1/19	16,450	16,315

		37,845

New York - 8.5%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	6,734
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
1.18%, 11/1/18	13,100	13,114
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
0.46%, 11/1/19	5,300	5,231
Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series 2008A-2A,
0.39%, 6/1/17	4,935	4,918
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,630	1,811
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
1.13%, 11/1/17	8,045	8,085
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
0.90%, 5/15/18	9,425	9,417
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/16	1,635	1,696
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series E,
5.00%, 11/1/16	10,950	11,362
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/16	1,365	1,416

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
New York - 8.5% continued
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	$1,220	$1,252
5.00%, 8/1/17	2,685	2,862
New York G.O. Unlimited Bonds, Series H, Subseries H-B,
5.00%, 3/1/16	4,875	4,914
New York G.O. Unlimited Bonds, Series I,
5.00%, 8/1/17	3,025	3,224
New York G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/16	7,000	7,146
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	8,500	9,060
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, NYU Hospital Center, Prerefunded,
5.00%, 7/1/17	4,000	4,254
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded,
5.25%, 7/1/17	10,420	11,115
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	3,400	3,564
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
2.00%, 3/15/18	1,500	1,534
New York State Dormitory Authority Sales Tax Revenue Bonds, Series 2015B-A,
5.00%, 3/15/17	10,000	10,521
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/17	22,500	23,673
New York State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 4/15/17	10,000	10,577
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SONYMA/GNMA/FNMA/FHLMC Insured),
1.20%, 11/1/18	6,550	6,530
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association,
5.00%, 1/1/17	5,000	5,201
5.00%, 1/1/18	9,565	10,261
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/17	26,280	28,131
5.00%, 9/15/18	17,240	19,048
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/17	9,000	9,464
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.25%, 1/1/17	6,730	7,041
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.63%, 10/1/17(1) (2)	15,000	15,002
Port Authority of New York & New Jersey Consolidated 146th Revenue Bonds (AMT) (AGM Insured),
5.00%, 12/1/17	5,000	5,210
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
4.00%, 10/15/16	3,800	3,901
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	11,517
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4,
0.81%, 1/3/17	3,500	3,515

		282,301

North Carolina - 0.3%
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/17	3,000	3,163
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 11/1/16	2,255	2,341
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	6,070

		11,574

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
North Dakota - 0.0%
Fargo G.O. Unlimited Refunding & Improvement Bonds, Series F,
5.00%, 5/1/17	$1,065	$1,126

Ohio - 4.2%
Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health,
0.76%, 5/1/20	50,000	49,514
Columbus G.O. Limited Bonds, Series B,
2.00%, 7/1/17	2,290	2,334
Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System,
1.43%, 11/1/17	23,500	23,445
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
1.01%, 8/1/19	21,500	21,334
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/17	3,000	3,231
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,319
Ohio State G.O. Unlimited Bonds, Series B,
2.00%, 9/1/17	2,660	2,713
4.00%, 9/1/18	2,390	2,579
Ohio State G.O. Unlimited Bonds, Series C,
2.00%, 11/1/17	5,170	5,281
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.48%, 1/1/18	2,000	1,990
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B,
3.00%, 9/1/17	5,200	5,390
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18	11,215	11,212
University of Cincinnati Receipts Revenue Bonds, Series A,
0.74%, 6/1/18	5,500	5,513

		137,855

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Refunding Bonds,
2.00%, 3/1/17	2,000	2,032
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
1.25%, 3/1/16	1,200	1,202
Tulsa G.O. Unlimited Bonds,
2.00%, 3/1/17	2,930	2,976

		6,210

Oregon - 0.2%
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, 5/1/17	5,000	5,115
Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien,
5.00%, 6/1/17	2,000	2,120

		7,235

Pennsylvania - 3.1%
Bucks County IDA Solid Waste Revenue Bonds (AMT), Variable Waste Management, Inc. Project,
1.38%, 2/1/17	3,150	3,151
Chester County IDA Student Housing Revenue Refunding BANS, University Student Housing Project,
0.65%, 2/1/17	6,700	6,688
North Penn Water Authority Variable Revenue Refunding Bonds,
0.70%, 11/1/19	1,000	982
0.79%, 11/1/19	4,080	4,019
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
4.00%, 2/1/17	1,430	1,482
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project,
1.50%, 5/1/18	2,000	2,003
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.75%, 12/3/18	1,000	999
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/17	27,200	28,598

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Pennsylvania - 3.1% continued
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/16	$4,000	$4,143
Pennsylvania State HFA SFM Revenue Bonds, Series 114A (AMT),
1.55%, 10/1/16	1,910	1,919
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System,
5.00%, 8/15/17	3,500	3,731
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL Insured),
5.38%, 7/1/16	10,000	10,251
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
0.71%, 12/1/19	2,500	2,468
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
0.31%, 12/1/16	13,000	13,002
0.61%, 12/1/18	12,000	11,948
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 7/15/16	1,000	1,024
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	1,500	1,532
University Area Joint Authority Variable Revenue Refunding Bonds,
0.41%, 11/1/17	5,400	5,389

		103,329

Rhode Island - 0.1%
Rhode Island & Providence Plantations G.O. Unlimited Refunding Bonds, Consolidated Capital Development Loan,
4.00%, 8/1/17	2,475	2,597

South Carolina - 0.5%
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,872
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 2/1/17	2,840	2,973
Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 2/1/17	8,000	8,379

		15,224

Tennessee - 0.8%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	3,000	3,163
Memphis Electric System Subordinate Revenue Refunding Bonds,
5.00%, 12/1/16	4,325	4,501
Rutherford County Health and Educational Facilities Housing Board Multifamily Revenue Bonds, Collateral Imperial Gardens Project,
0.95%, 7/1/17	2,000	1,998
Shelby County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/18	10,000	10,916
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 8/1/17	3,000	3,155
5.00%, 8/1/18	2,325	2,566

		26,299

Texas - 9.3%
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	1,005
Carrollton G.O. Limited Refunding & Improvement Bonds,
4.00%, 8/15/17	1,000	1,052
Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien,
2.00%, 7/15/17	15,000	15,152
Dallas County G.O. Limited Tax Notes,
3.00%, 2/15/16	4,000	4,013
Dallas G.O. Limited Bonds,
5.00%, 2/15/17	2,000	2,098
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/17	8,000	8,392
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 8/15/16	3,000	3,069
DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	1,035	1,052

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Texas - 9.3% continued
Fort Worth Water & Sewer System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 2/15/17	$7,865	$8,248
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18	5,000	5,079
Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A,
3.00%, 12/15/16	28,225	28,838
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18	5,000	5,100
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital,
0.59%, 12/1/19	1,950	1,929
Houston Combined Utility System Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/16	1,500	1,559
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	15,700	16,487
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University, Prerefunded,
0.54%, 5/16/16	38,500	38,529
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, 6/1/17	5,900	5,894
1.70%, 6/1/18	5,500	5,544
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18	12,500	12,647
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
0.77%, 8/15/19	7,000	7,007
Lower Colorado River Authority Revenue Refunding Bonds, Series D,
5.00%, 5/15/17	2,220	2,343
Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/15/17	1,000	1,048
McAllen G.O. Limited Refunding Bonds,
4.00%, 2/15/17	1,360	1,410
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
0.81%, 1/1/19	7,250	7,193
Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
0.91%, 11/1/18(1) (2)	18,000	18,013
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18	12,000	12,101
San Antonio G.O. Limited Refunding & General Improvement Bonds,
5.00%, 2/1/16	2,600	2,611
San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien,
0.69%, 11/1/16	8,700	8,700
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
0.41%, 11/1/17	21,500	21,382
Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier,
0.36%, 4/1/17	43,000	43,003
University of Texas Financing System Revenue Bonds, Series B, Prerefunded,
5.00%, 8/15/16	9,130	9,391
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
2.00%, 7/1/16	10,000	10,085

		309,974

Utah - 0.1%
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,651

Vermont - 0.1%
Vermont State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/15/16	3,170	3,262

Virginia - 0.4%
Charles City & County EDA Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management,
1.60%, 5/1/17	3,350	3,360

FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.3% continued
Virginia - 0.4% continued
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/17	$2,035	$2,106
3.00%, 7/15/18	1,780	1,874
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,422
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program),
5.00%, 2/1/17	4,725	4,949

		13,711

Washington - 2.2%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,572
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series S-2A, Green Bonds,
0.71%, 11/1/18	25,000	25,029
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	6,855	7,536
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
0.33%, 12/1/17	10,000	9,952
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,459
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,750
Washington State & Local Agency Personal Property COPS, Series A,
5.00%, 7/1/16	3,765	3,853
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/16	5,000	5,020
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	4,712
Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program),
5.00%, 7/1/18	7,335	8,031

		71,914

West Virginia - 0.0%
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT),
0.65%, 11/1/16	1,290	1,289

Wisconsin - 0.5%
Milwaukee County G.O. Unlimited Bonds, Series A,
2.00%, 12/1/16	2,620	2,655
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/18	8,505	9,306
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B1, Aurora Health Care Services,
1.25%, 8/15/17	5,200	5,208

		17,169

Total Municipal Bonds (Cost $2,399,154)		2,396,251

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Tax Exempt Portfolio, 0.01%(3)	42,248,273	$42,248

Total Investment Companies (Cost $42,248)		42,248

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%
Houston Independent School District Variable G.O. Limited Tax Refunding VRDB (PSF-Gtd.),
0.88%, 6/1/16	$17,100	$17,122
Indiana State Health Facility Financing Authority Refunding VRDB, Ascension Health, Unrefunded Balance,
5.00%, 7/28/16	5,000	5,130
Loudoun G.O. Unlimited Bonds, Series A, Public Improvement, Unrefunded Balance,
5.00%, 12/1/16	1,125	1,172
Louisa IDA PCR Refunding VRDB, Series C, Virginia Electric & Power Co.,
0.70%, 12/1/16	4,350	4,352

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2% continued
Massachusetts State Health & Educational Facilities Authority VRDB, Series A, University of Massachusetts,
0.70%, 4/1/16	$7,500	$7,505
Ohio State Water Development Authority Solid Waste Disposal VRDB, Waste Management Project,
2.25%, 7/1/16	1,500	1,513
Okeechobee County Solid Waste Disposal Management Landfill VRDB,
2.25%, 7/1/16	1,250	1,261
University of Delaware VRDB, Series C,
0.70%, 5/1/16	2,000	2,000

Total Short-Term Investments (Cost $39,996)		40,055

Total Investments - 99.2% (Cost $3,297,488)		3,290,558

Other Assets less Liabilities - 0.8%		25,071

NET ASSETS - 100.0%		$3,315,629

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of these restricted illiquid securities amounted to approximately $84,846,000 or 2.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
0.71%, 11/15/17	11/19/14	$20,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.63%, 10/1/17	3/27/14	15,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.48%, 7/1/18	12/17/14	7,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.76%, 10/1/17	3/27/14	25,000

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
0.91%, 11/1/18	4/7/15	18,000

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.5%
AA	42.4
A	26.0
BBB	10.8
BB	1.0
Not Rated	2.0
Cash Equivalents	1.3

Total	100.0%

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$419,757	$—	$419,757
Foreign Issuer Bonds(1)	—	392,247	—	392,247
Municipal Bonds(1)	—	2,396,251	—	2,396,251
Investment Companies	42,248	—	—	42,248
Short-Term Investments	—	40,055	—	40,055

Total Investments	$42,248	$3,248,310	$—	$3,290,558

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,297,492

Gross tax appreciation of investments	$2,111
Gross tax depreciation of investments	(9,045)

Net tax depreciation of investments	$(6,934)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$44,815	$1,483,577	$1,486,144	$8	$42,248

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GANS - Government Anticipation Notes

G.O. - Government Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

LOC - Line of Credit

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SONYMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.8%
Auto Floor Plan - 0.4%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$2,000	$1,993
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A,
0.78%, 7/20/19	5,000	4,993

		6,986

Automobile - 3.0%
Ally Auto Receivables Trust, Series 2015-2, Class A2A,
0.98%, 3/15/18	4,500	4,494
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A,
0.93%, 6/20/17	2,867	2,862
ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22(1)	2,372	2,364
ARI Fleet Lease Trust, Series 2015-A, Class A2,
1.11%, 11/15/18(1)	2,000	1,986
BMW Vehicle Lease Trust, Series 2015-2, Class A2A,
1.07%, 1/22/18	3,000	2,992
CarMax Auto Owner Trust, Series 2014-3, Class A2,
0.55%, 8/15/17	1,338	1,336
CarMax Auto Owner Trust, Series 2015-1, Class A2,
0.88%, 3/15/18	2,206	2,205
CarMax Auto Owner Trust, Series 2015-2, Class A2A,
0.82%, 6/15/18	931	929
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(1)	832	831
Enterprise Fleet Financing LLC, Series 2015-1, Class A2,
1.30%, 9/20/20(1)	2,500	2,491
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2,
1.10%, 12/20/17	3,842	3,835
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B,
0.82%, 4/20/18	5,000	4,993
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2A,
1.17%, 6/20/18	5,500	5,469
Santander Drive Auto Receivables Trust, Series 2015-2, Class A2A,
0.88%, 9/17/18	3,427	3,420
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A,
1.20%, 12/17/18	1,700	1,697
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A,
1.12%, 12/17/18	4,000	3,985
Volkswagen Auto Lease Trust, Series 2015-A, Class A2A,
0.87%, 6/20/17	1,108	1,106

		46,995

Credit Card - 4.2%
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,495
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	5,500	5,501
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	3,500	3,488
CARDS II Trust, Series 2015-2A, Class A,
0.85%, 7/15/20	2,500	2,500
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	2,000	1,998
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	5,000	5,003
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,020
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	5,000	4,988
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	5,000	4,998
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	3,000	2,997
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	8,000	7,926

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.8% continued
Credit Card - 4.2% continued
First National Master Note Trust, Series 2013-2, Class A,
0.86%, 10/15/19	$2,500	$2,499
First National Master Note Trust, Series 2015-1, Class A,
1.10%, 9/15/20	2,000	2,004
Master Credit Card Trust II, Series 2013-3A, Class A,
0.83%, 1/22/18(1)	3,000	2,993
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	2,000	1,986
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	999
World Financial Network Credit Card Master Trust, Series 2015-A, Class A,
0.81%, 2/15/22	2,500	2,485

		65,880

Other - 0.9%
CNH Equipment Trust, Series 2015-A, Class A2,
0.84%, 6/15/18	1,502	1,499
Dell Equipment Finance Trust, Series 2015-1, Class A2,
1.01%, 7/24/17(1)	3,000	2,994
John Deere Owner Trust, Series 2015-B, Class A2,
0.98%, 6/15/18	3,500	3,492
Kubota Credit Owner Trust, Series 2015-1A, Class A2,
0.94%, 12/15/17(1)	1,949	1,945
MMAF Equipment Finance LLC, Series 2015-AA, Class A2,
0.96%, 9/18/17(1)	1,100	1,098
Volvo Financial Equipment LLC, Series 2015-1A, Class A2,
0.95%, 11/15/17(1)	3,467	3,464

		14,492

Whole Loan - 0.3%
Permanent Master Issuer PLC, Series 2015-1A, Class A1,
0.81%, 7/15/42(1) (2)	4,000	3,999

Total Asset-Backed Securities (Cost $138,634)		138,352

CORPORATE BONDS - 47.9%
Automobiles Manufacturing - 5.3%
American Honda Finance Corp.,
1.13%, 10/7/16	6,000	6,005
1.50%, 9/11/17(1)	700	701
Daimler Finance North America LLC,
1.25%, 1/11/16(1)	1,250	1,250
0.84%, 3/2/18(1)	3,600	3,559
1.65%, 3/2/18(1)	6,000	5,928
1.19%, 8/1/18(1)	5,000	4,977
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,000	1,976
2.55%, 10/5/18	1,500	1,489
1.33%, 3/12/19	15,000	14,684
General Motors Financial Co., Inc.,
2.39%, 1/15/19	18,000	18,093
Hyundai Capital America,
1.88%, 8/9/16(1)	5,000	5,007
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	1,000
0.97%, 3/3/17(1)	10,000	9,975
Toyota Motor Credit Corp.,
1.25%, 10/5/17	1,000	997
0.87%, 3/12/20	3,000	2,955
Volkswagen Group of America Finance LLC,
0.75%, 5/23/17(1)	4,000	3,881
0.85%, 5/22/18(1)	1,000	949

		83,426

Banks - 3.9%
Bank of America N.A.,
1.13%, 11/14/16	4,700	4,691
1.25%, 2/14/17	3,000	2,997
1.65%, 3/26/18	5,000	4,962
BB&T Corp.,
1.37%, 6/15/18	2,000	2,004
Capital One N.A.,
1.50%, 9/5/17	4,100	4,067
1.65%, 2/5/18	3,000	2,970
2.35%, 8/17/18	2,750	2,755
HSBC USA, Inc.,
1.47%, 9/24/18	5,000	5,004
0.97%, 11/13/19	10,000	9,851
PNC Bank N.A.,
1.30%, 10/3/16	3,600	3,608

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Banks - 3.9% continued
1.13%, 1/27/17	$1,200	$1,196
1.50%, 2/23/18	3,750	3,732
US Bancorp,
3.44%, 2/1/16	7,100	7,109
US Bank N.A.,
1.38%, 9/11/17	6,000	6,000

		60,946

Biotechnology - 0.8%
Amgen, Inc.,
2.13%, 5/15/17	3,000	3,018
1.25%, 5/22/17	2,384	2,375
0.98%, 5/22/19	1,965	1,945
Celgene Corp.,
2.13%, 8/15/18	2,500	2,500
Gilead Sciences, Inc.,
1.85%, 9/4/18	2,950	2,963

		12,801

Cable & Satellite - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	4,000	4,032

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	5,000	4,964

Commercial Finance - 1.5%
GATX Corp.,
1.25%, 3/4/17	6,000	5,940
General Electric Capital Corp.,
1.32%, 4/2/18	3,991	4,014
0.83%, 1/14/19	3,100	3,096
0.94%, 1/9/20	10,000	9,996

		23,046

Communications Equipment - 2.0%
Cisco Systems, Inc.,
1.10%, 3/3/17	16,400	16,414
0.91%, 3/1/19	15,000	14,986

		31,400

Consumer Finance - 1.1%
American Express Credit Corp.,
0.72%, 6/5/17	3,500	3,482
1.14%, 5/26/20	7,500	7,426
Capital One Bank USA N.A.,
1.30%, 6/5/17	3,500	3,472
Synchrony Financial,
1.88%, 8/15/17	3,500	3,484

		17,864

Diversified Banks - 2.6%
Bank of America Corp.,
1.66%, 3/22/18	6,000	6,019
1.36%, 1/15/19	3,000	3,011
1.48%, 4/1/19	5,000	4,978
Citigroup, Inc.,
1.20%, 7/30/18	5,000	4,998
1.38%, 4/8/19	5,000	4,967
JPMorgan Chase & Co.,
0.92%, 3/1/18	4,200	4,172
0.95%, 1/28/19	4,000	3,970
1.27%, 1/23/20	7,000	7,006
Wells Fargo & Co.,
0.95%, 4/23/18	1,215	1,214

		40,335

Electrical Equipment Manufacturing - 0.3%
Amphenol Corp.,
1.55%, 9/15/17	5,000	4,974

Entertainment Content - 0.4%
Walt Disney (The) Co.,
1.13%, 2/15/17	1,017	1,018
1.10%, 12/1/17	5,189	5,173

		6,191

Financial Services - 2.6%
Bank of New York Mellon (The) Corp.,
0.97%, 9/11/19	3,000	2,974
1.23%, 8/17/20	2,000	2,004
Goldman Sachs Group (The), Inc.,
1.46%, 11/15/18	7,000	7,028
1.71%, 9/15/20	7,000	7,015
Morgan Stanley,
1.35%, 1/5/18	5,000	4,996
1.60%, 4/25/18	1,000	1,011
1.17%, 1/24/19	4,000	3,990
1.06%, 7/23/19	5,000	4,956
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	2,000	1,982

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Financial Services - 2.6% continued
State Street Corp.,
1.26%, 8/18/20	$5,000	$5,001

		40,957

Food & Beverage - 3.6%
Anheuser-Busch InBev Finance, Inc.,
0.73%, 2/1/19	22,645	22,234
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	6,093	6,073
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,000
General Mills, Inc.,
0.62%, 1/29/16	1,000	1,000
PepsiCo, Inc.,
0.95%, 2/22/17	2,000	1,996
SABMiller Holdings, Inc.,
2.45%, 1/15/17(1)	8,100	8,162
1.02%, 8/1/18(1)	8,625	8,557
Wm Wrigley Jr. Co.,
1.40%, 10/21/16(1)	7,000	6,993

		57,015

Health Care Facilities & Services - 0.3%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,250	5,215

Home Improvement - 0.1%
Whirlpool Corp.,
1.35%, 3/1/17	1,000	994

Integrated Oils - 1.7%
Chevron Corp.,
1.37%, 3/2/18	3,000	2,976
1.79%, 11/16/18	10,000	9,909
0.77%, 11/15/19	8,500	8,451
Exxon Mobil Corp.,
0.92%, 3/15/17	4,750	4,745

		26,081

Machinery Manufacturing - 1.9%
Caterpillar Financial Services Corp.,
1.00%, 3/3/17	2,365	2,359
1.25%, 8/18/17	4,300	4,285
1.70%, 6/16/18	4,600	4,598
1.80%, 11/13/18	5,750	5,754
Illinois Tool Works, Inc.,
0.90%, 2/25/17	2,000	1,994
John Deere Capital Corp.,
1.20%, 10/10/17	7,000	6,975
1.35%, 1/16/18	1,500	1,494
1.30%, 3/12/18	535	530
1.60%, 7/13/18	1,000	995

		28,984

Managed Care - 0.5%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	7,000	7,021

Mass Merchants - 1.1%
Costco Wholesale Corp.,
1.13%, 12/15/17	14,015	14,003
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,236

		17,239

Medical Equipment & Devices Manufacturing - 1.5%
Baxter International, Inc.,
0.95%, 6/1/16	5,000	4,997
Becton Dickinson and Co.,
1.80%, 12/15/17	3,000	2,996
Medtronic, Inc.,
1.50%, 3/15/18	1,835	1,834
Thermo Fisher Scientific, Inc.,
1.30%, 2/1/17	7,500	7,473
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	6,250	6,220

		23,520

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	6,000	5,115
Glencore Funding LLC,
1.70%, 5/27/16(1)	6,000	5,940
2.13%, 4/16/18(1)	3,000	2,666

		13,721

Oil & Gas Services & Equipment - 2.6%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,970
1.40%, 6/15/17	3,300	3,253
Halliburton Co.,
1.00%, 8/1/16	20,250	20,219

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Oil & Gas Services & Equipment - 2.6% continued
Schlumberger Holdings Corp.,
2.35%, 12/21/18(1)	$15,000	$14,903

		41,345

Pharmaceuticals - 1.6%
AbbVie, Inc.,
1.80%, 5/14/18	4,000	3,981
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,696
Mylan, Inc.,
1.80%, 6/24/16	3,000	2,998
1.35%, 11/29/16	3,000	2,975
Pfizer, Inc.,
1.10%, 5/15/17	5,000	4,996
Zoetis, Inc.,
1.15%, 2/1/16	6,000	5,999

		24,645

Pipeline - 0.2%
Enterprise Products Operating LLC,
1.65%, 5/7/18	3,000	2,927

Property & Casualty Insurance - 0.1%
Berkshire Hathaway Finance Corp.,
1.60%, 5/15/17	1,005	1,012

Publishing & Broadcasting - 0.2%
NBCUniversal Enterprise, Inc.,
1.01%, 4/15/18(1)	3,000	2,995

Real Estate - 2.9%
ERP Operating L.P.,
5.38%, 8/1/16	5,000	5,114
Kimco Realty Corp.,
5.70%, 5/1/17	11,000	11,557
Simon Property Group L.P.,
2.80%, 1/30/17	6,737	6,826
1.50%, 2/1/18(1)	5,950	5,901
Ventas Realty L.P.,
1.55%, 9/26/16	2,000	2,001
1.25%, 4/17/17	4,000	3,971
Vereit Operating Partnership L.P.,
2.00%, 2/6/17	5,000	4,950
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	5,000	4,957

		45,277

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	2,000	1,996

Retail - Consumer Discretionary - 1.6%
Amazon.com, Inc.,
1.20%, 11/29/17	3,975	3,963
AutoZone, Inc.,
1.30%, 1/13/17	5,050	5,043
Lowe’s Cos., Inc.,
1.63%, 4/15/17	2,500	2,516
0.91%, 9/10/19	12,850	12,772

		24,294

Semiconductors - 0.5%
Intel Corp.,
1.35%, 12/15/17	6,880	6,889
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,001

		7,890

Software & Services - 1.0%
Oracle Corp.,
1.20%, 10/15/17	8,330	8,335
0.90%, 1/15/19	7,990	7,996

		16,331

Supermarkets & Pharmacies - 0.8%
CVS Health Corp.,
1.20%, 12/5/16	6,000	6,001
1.90%, 7/20/18	4,000	3,998
Kroger (The) Co.,
1.20%, 10/17/16	2,000	1,996

		11,995

Transportation & Logistics - 0.8%
PACCAR Financial Corp.,
1.10%, 6/6/17	3,000	2,985
1.40%, 11/17/17	3,000	2,991
1.45%, 3/9/18	1,000	993
1.40%, 5/18/18	3,900	3,863
1.75%, 8/14/18	2,000	1,993

		12,825

Utilities - 1.5%
Dominion Resources, Inc.,
1.25%, 3/15/17	5,000	4,969
Exelon Corp.,
1.55%, 6/9/17	4,000	3,983

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Utilities - 1.5% continued
Southern (The) Co.,
1.30%, 8/15/17	$9,500	$9,413
WEC Energy Group, Inc.,
1.65%, 6/15/18	2,500	2,478
Xcel Energy, Inc.,
1.20%, 6/1/17	3,000	2,985

		23,828

Wireless Telecommunications Services - 1.3%
AT&T, Inc.,
0.74%, 2/12/16	5,700	5,698
Verizon Communications, Inc.,
2.04%, 9/15/16	2,000	2,012
2.25%, 9/14/18	12,698	13,002

		20,712

Total Corporate Bonds (Cost $753,320)		748,798

FOREIGN ISSUER BONDS - 30.5%
Automobiles Manufacturing - 0.9%
Hyundai Capital Services, Inc.,
1.33%, 3/18/17(1)	3,000	2,991
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1)	11,600	11,460

		14,451

Banks - 11.2%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	5,000	4,979
Australia & New Zealand Banking Group Ltd.,
1.25%, 1/10/17	11,500	11,515
0.76%, 1/16/18(1)	4,000	3,984
1.50%, 1/16/18	4,000	3,977
0.92%, 5/15/18	3,500	3,491
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(1)	4,000	3,974
Banque Federative du Credit Mutuel S.A.,
1.17%, 1/20/17(1)	2,500	2,509
Barclays Bank PLC,
0.94%, 2/17/17	2,200	2,199
BNZ International Funding Ltd.,
1.90%, 2/26/18(1)	3,500	3,486
BPCE S.A.,
1.63%, 2/10/17	1,700	1,696
1.20%, 6/23/17	5,000	4,989
Commonwealth Bank of Australia,
1.13%, 3/13/17	5,500	5,487
1.63%, 3/12/18	12,000	11,960
Deutsche Bank A.G.,
1.88%, 2/13/18	3,100	3,074
HSBC Bank PLC,
1.00%, 5/15/18(1)	3,000	2,989
ING Bank N.V.,
1.07%, 3/16/18(1)	4,500	4,484
2.05%, 8/17/18(1)	5,000	4,995
Lloyds Bank PLC,
1.04%, 3/16/18	7,300	7,261
0.91%, 5/14/18	3,950	3,921
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	7,500	7,529
1.65%, 3/24/17(1)	5,000	4,993
0.95%, 10/27/17(1)	5,500	5,474
Mizuho Bank Ltd.,
1.80%, 3/26/18(1)	3,000	2,980
National Australia Bank Ltd.,
1.25%, 3/17/17(1)	5,000	4,991
1.30%, 6/30/17(1)	10,000	9,982
0.96%, 7/23/18(1)	1,400	1,398
Shinhan Bank,
1.26%, 4/8/17(1)	3,000	2,998
Sumitomo Mitsui Banking Corp.,
0.64%, 7/11/17	2,600	2,590
1.95%, 7/23/18	5,000	4,977
Suncorp-Metway Ltd.,
1.70%, 3/28/17(1)	5,000	4,991
Svenska Handelsbanken AB,
1.02%, 6/17/19	1,000	991
Toronto-Dominion Bank (The),
1.63%, 3/13/18	3,737	3,727
UBS A.G.,
1.00%, 8/14/19	8,500	8,434
Westpac Banking Corp.,
1.20%, 5/19/17	8,000	7,981
1.55%, 5/25/18	5,000	4,961
1.06%, 7/30/18	5,000	4,991

		174,958

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.5% continued
Diversified Banks - 3.1%
Bank of Montreal,
1.40%, 4/10/18	$4,200	$4,161
Bank of Nova Scotia (The),
1.30%, 7/21/17	6,000	5,981
BNP Paribas S.A.,
1.25%, 12/12/16	10,000	9,985
Credit Agricole S.A.,
1.12%, 4/15/19(1)	10,000	9,943
1.46%, 6/10/20(1)	4,000	3,992
KEB Hana Bank,
1.38%, 2/5/16(1)	5,000	5,000
Nordea Bank AB,
1.63%, 5/15/18(1)	2,100	2,088
Societe Generale S.A.,
1.69%, 10/1/18	8,000	8,064

		49,214

Electrical Equipment Manufacturing - 0.4%
Siemens Financieringsmaatschappij N.V.,
1.45%, 5/25/18(1)	7,000	6,944

Exploration & Production - 3.0%
Canadian Natural Resources Ltd.,
0.98%, 3/30/16	12,000	11,973
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	5,990
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	1,000
1.26%, 5/14/17(1)	2,500	2,495
Petroleos Mexicanos,
2.34%, 7/18/18	5,000	4,944
Sinopec Group Overseas Development 2014 Ltd.,
1.24%, 4/10/19(1)	20,000	19,885

		46,287

Financial Services - 0.9%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	4,000	3,965
UBS Group Funding Jersey Ltd.,
2.03%, 9/24/20(1)	10,000	10,036

		14,001

Food & Beverage - 1.0%
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	15,000	14,896

Government Development Banks - 0.6%
Korea Development Bank (The),
1.00%, 1/22/16	9,000	8,999

Integrated Oils - 3.8%
BP Capital Markets PLC,
0.69%, 2/10/17	2,000	1,995
1.67%, 2/13/18	3,000	2,997
1.23%, 9/26/18	5,000	4,947
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	994
Petrobras Global Finance B.V.,
1.99%, 5/20/16	10,000	9,750
3.25%, 3/17/17	5,000	4,625
Shell International Finance B.V.,
0.92%, 11/10/18	4,000	3,992
1.63%, 11/10/18	7,000	6,961
0.81%, 5/11/20	4,000	3,941
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1)	2,800	2,796
Statoil ASA,
0.65%, 5/15/18	6,000	5,964
0.80%, 11/8/18	6,000	5,953
Total Capital International S.A.,
1.00%, 1/10/17	1,200	1,196
0.91%, 8/10/18	3,969	3,952

		60,063

Metals & Mining - 0.3%
Anglo American Capital PLC,
1.27%, 4/15/16(1)	3,000	2,971
Rio Tinto Finance USA PLC,
1.37%, 6/17/16	1,000	996
2.00%, 3/22/17	1,360	1,359

		5,326

Pharmaceuticals - 2.4%
Actavis Funding SCS,
1.30%, 6/15/17	9,000	8,914
2.35%, 3/12/18	5,000	5,005
AstraZeneca PLC,
0.89%, 11/16/18	6,000	5,992
1.75%, 11/16/18	10,000	9,972
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	3,640	3,655

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.5% continued
Pharmaceuticals - 2.4% continued
Sanofi,
1.25%, 4/10/18	$3,277	$3,263

		36,801

Pipeline - 1.2%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	1,600	1,600
1.63%, 11/9/17	15,000	14,877
1.88%, 1/12/18	2,000	1,992

		18,469

Power Generation - 0.4%
Electricite de France S.A.,
0.78%, 1/20/17(1)	6,000	5,990

Software & Services - 0.2%
Tencent Holdings Ltd.,
2.00%, 5/2/17(1)	3,000	3,002

Supranationals - 0.2%
Corp. Andina de Fomento,
1.50%, 8/8/17	3,000	2,984

Transportation & Logistics - 0.3%
Korea Expressway Corp.,
1.63%, 4/28/17(1)	5,000	4,983

Travel & Lodging - 0.2%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,701

Wireless Telecommunications Services - 0.4%
KT Corp.,
1.75%, 4/22/17(1)	3,000	2,991
Vodafone Group PLC,
0.75%, 2/19/16	3,400	3,398

		6,389

Total Foreign Issuer Bonds (Cost $478,771)		476,458

U.S. GOVERNMENT AGENCIES - 0.5%(3)
Fannie Mae - 0.3%
2.50%, 9/28/17	4,400	4,507

Federal Farm Credit Bank - 0.2%
1.55%, 9/18/17	3,000	3,022

Total U.S. Government Agencies (Cost $7,561)		7,529

U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury Notes - 7.0%
0.88%, 11/15/17	1,300	1,295
1.00%, 12/15/17	7,000	6,990
0.88%, 1/15/18	5,000	4,977
1.00%, 2/15/18	13,500	13,458
0.75%, 3/31/18	10,000	9,911
0.63%, 4/30/18	10,000	9,871
1.00%, 8/15/18	40,000	39,741
1.00%, 9/15/18	20,000	19,858
1.25%, 12/15/18	4,000	3,992

		110,093

Total U.S. Government Obligations (Cost $110,519)		110,093

MUNICIPAL BONDS - 1.5%
California - 0.1%
California State Earthquake Authority Taxable Rate Bonds,
1.19%, 7/1/16	2,000	2,004

Colorado - 0.2%
Colorado State Housing & Finance Authority SFM Taxable Rate Bonds, Series A, Class I,
0.50%, 5/1/16	3,025	3,024

Florida - 0.2%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
1.30%, 7/1/16	2,000	2,005

Georgia - 0.1%
Georgia State Taxable G.O. Unlimited Bonds, Series B,
0.98%, 2/1/17	2,000	2,000

Illinois - 0.5%
Regional Transportation Authority Taxable Rate Bonds, Series A1, Working Cash Notes,
0.55%, 5/6/16	7,150	7,147

New York - 0.3%
New York Taxable G.O. Unlimited Bonds, Subseries D2,
1.00%, 8/1/16	4,650	4,655

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.5% continued
Texas - 0.1%
Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	$1,915	$1,933

Total Municipal Bonds (Cost $22,744)		22,768

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(4)	61,969,891	$61,970

Total Investment Companies (Cost $61,970)		61,970

Total Investments - 100.2% (Cost $1,573,519)		1,565,968

Liabilities less Other Assets - (0.2)%		(3,111)

NET ASSETS - 100.0%		$1,562,857

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of this restricted illiquid security amounted to approximately $3,999,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Permanent Master Issuer PLC, Series 2015-1A, Class A1,
0.81%, 7/15/42	10/14/15	$4,000

(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	0.5%
U.S. Treasury	7.0
AAA	9.5
AA	15.7
A	39.8
BBB	22.3
BB	1.2
Cash Equivalents	4.0

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$138,352	$—	$138,352
Corporate Bonds(1)	—	748,798	—	748,798
Foreign Issuer Bonds(1)	—	476,458	—	476,458
U.S. Government Agencies(1)	—	7,529	—	7,529
U.S. Government Obligations(1)	—	110,093	—	110,093
Municipal Bonds(1)	—	22,768	—	22,768
Investment Companies	61,970	—	—	61,970

Total Investments	$61,970	$1,503,998	$—	$1,565,968

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,573,519

Gross tax appreciation of investments	$549
Gross tax depreciation of investments	(8,100)

Net tax depreciation of investments	$(7,551)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$21,842	$950,654	$910,526	$5	$61,970

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

G.O. - General Obligation

SFM - Single Family Mortgage

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.0%(1)
Fannie Mae - 7.6%
Pool #555649,
7.50%, 10/1/32	$67	$76
Pool #893082,
2.65%, 9/1/36	225	240
Pool TBA,
4.00%, 1/16/45(2)	1,530	1,619

		1,935

Freddie Mac - 3.9%
Pool #1J0365,
2.51%, 4/1/37	374	399
Pool #1J2840,
2.65%, 9/1/37	529	565
Pool #410092,
2.41%, 11/1/24	22	22

		986

Government National Mortgage Association - 6.5%
Series 2012-123, Class A,
1.04%, 7/16/46	414	393
Series 2013-12, Class KA,
1.50%, 12/16/43	212	210
Series 2013-17, Class AF,
1.21%, 11/16/43	405	396
Series 2013-92, Class AB,
2.00%, 2/16/43	661	658

		1,657

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	5	5
Pool #270288,
10.00%, 6/15/19	9	10

		15

Total U.S. Government Agencies (Cost $4,566)		4,593

U.S. GOVERNMENT OBLIGATIONS - 77.0%
U.S. Treasury Notes - 77.0%
0.63%, 11/15/16	690	689
1.00%, 12/31/17	5,050	5,044
1.38%, 6/30/18	670	673
1.25%, 12/15/18	3,000	2,994
1.63%, 4/30/19	1,250	1,257
1.00%, 9/30/19	460	450
1.38%, 4/30/20	500	494
1.38%, 10/31/20	1	1
1.75%, 12/31/20	930	929
2.00%, 2/28/21	2,420	2,440
1.75%, 3/31/22	400	394
2.13%, 12/31/22	2,715	2,720
2.25%, 11/15/25	1,565	1,561

		19,646

Total U.S. Government Obligations (Cost $19,626)		19,646

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.8%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3)	2,002,455	$2,002

Total Investment Companies (Cost $2,002)		2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.0%
U.S. Treasury Bill,
0.14%, 3/31/16(4)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments -104.8% (Cost $26,694)		26,741

Liabilities less Other Assets - (4.8)%		(1,215)

NET ASSETS - 100.0%		$25,526

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
5-Year U.S. Treasury Note	13	$1,538	Long	3/16	$(2)

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	81.6%
U.S. Agency	10.9
Cash Equivalents	7.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$4,593	$—	$4,593
U.S. Government Obligations(1)	—	19,646	—	19,646
Investment Companies	2,002	—	—	2,002
Short-Term Investments	—	500	—	500

Total Investments	$2,002	$24,739	$—	$26,741

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$26,694

Gross tax appreciation of investments	$124
Gross tax depreciation of investments	(77)

Net tax appreciation of investments	$47

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2		$—
Northern Institutional Funds - U.S. Government Portfolio	1,595	73,883	73,476	—	—	—	*	2,002

Total	$1,847	$73,883	$73,726	$—	$(2)	$2		$2,002

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$300	$299
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1,
1.40%, 8/15/19	100	100

		399

Automobile - 0.3%
Ally Auto Receivables Trust, Series 2013-2, Class A4,
1.24%, 11/15/18	50	50
Ally Auto Receivables Trust, Series 2015-2, Class A3,
1.49%, 11/15/19	250	249
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B,
1.92%, 11/8/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C,
2.58%, 9/8/20	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D,
3.13%, 10/8/20	50	50
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B,
1.87%, 12/9/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D,
3.07%, 11/9/20	100	100
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3,
1.27%, 1/8/20	150	148
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C,
2.40%, 1/8/21	100	99
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3,
1.54%, 3/9/20	100	99
BMW Vehicle Lease Trust, Series 2015-2, Class A3,
1.40%, 2/20/19	100	99
Capital Auto Receivables Asset Trust, Series 2013-4, Class B,
2.06%, 10/22/18	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2013-3, Class A4,
1.49%, 1/15/19	200	200
CarMax Auto Owner Trust, Series 2015-1, Class A3,
1.38%, 11/15/19	200	199
CarMax Auto Owner Trust, Series 2015-3, Class A3,
1.63%, 5/15/20	100	100
Ford Credit Auto Lease Trust, Series 2015-A, Class A3,
1.13%, 6/15/18	200	199
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	100
Ford Credit Auto Owner Trust, Series 2014-C, Class A3,
1.06%, 5/15/19	150	150
Ford Credit Auto Owner Trust, Series 2015-B, Class A3,
1.16%, 11/15/19	125	124
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3,
1.68%, 12/20/18	325	323
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3,
1.69%, 3/20/19	200	199
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4,
1.31%, 10/15/20	200	199
Honda Auto Receivables Owner Trust, Series 2015-2, Class A3,
1.04%, 2/21/19	250	249
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Hyundai Auto Receivables Trust, Series 2015-C, Class A3,
1.46%, 2/18/20	500	498
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3,
1.34%, 12/16/19	100	99

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile - 0.3% continued
Nissan Auto Lease Trust, Series 2014-B, Class A3,
1.12%, 9/15/17	$100	$100
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4,
1.31%, 10/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	199
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3,
1.11%, 5/15/19	500	498
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4,
1.66%, 3/15/21	200	199
Santander Drive Auto Receivables Trust, Series 2014-2, Class C,
2.33%, 11/15/19	100	100
Santander Drive Auto Receivables Trust, Series 2014-2, Class D,
2.76%, 2/18/20	75	75
Santander Drive Auto Receivables Trust, Series 2014-3, Class C,
2.13%, 8/17/20	100	100
Santander Drive Auto Receivables Trust, Series 2014-3, Class D,
2.65%, 8/17/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class C,
2.60%, 11/16/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class D,
3.10%, 11/16/20	50	50
Santander Drive Auto Receivables Trust, Series 2015-4, Class A3,
1.58%, 9/16/19	100	99
Santander Drive Auto Receivables Trust, Series 2015-4, Class B,
2.26%, 6/15/20	100	100
Santander Drive Auto Receivables Trust, Series 2015-4, Class C,
2.97%, 3/15/21	100	100
Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.12%, 2/15/19	100	100
Toyota Auto Receivables Owner Trust, Series 2015-B, Class A3,
1.27%, 5/15/19	250	249
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3,
0.95%, 4/22/19	200	197
World Omni Auto Receivables Trust, Series 2014-A, Class A4,
1.53%, 6/15/20	100	100
World Omni Auto Receivables Trust, Series 2014-B, Class A3,
1.14%, 1/15/20	100	100

		6,640

Commercial Mortgage-Backed Securities - 1.2%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.22%, 2/10/51	395	418
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.72%, 6/11/40	395	404
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	261
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	428	441
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,026	1,078
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	265
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	370	384
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	700	723
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	400	401
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	100
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46	100	108

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46	$100	$108
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4,
3.64%, 10/10/47	100	102
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5,
3.14%, 2/10/48	200	195
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5,
3.72%, 9/15/48	200	204
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.04%, 12/10/49	101	104
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	173
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	322	332
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	335	338
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	149
Commercial Mortgage Trust, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	99
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	102
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46	100	107
Commercial Mortgage Trust, Series 2013-CR12, Class A4,
4.05%, 10/10/46	300	317
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.23%, 7/10/45	200	215
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	149
Commercial Mortgage Trust, Series 2014-CR19, Class A5,
3.80%, 8/10/47	300	309
Commercial Mortgage Trust, Series 2014-UBS5, Class A4,
3.84%, 9/10/47	300	309
Commercial Mortgage Trust, Series 2014-UBS6, Class A5,
3.64%, 12/10/47	250	253
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.70%, 8/10/55	500	508
Commercial Mortgage Trust, Series 2015-DC1, Class A2,
2.87%, 2/10/48	200	203
Commercial Mortgage Trust, Series 2015-DC1, Class A5,
3.35%, 2/10/48	200	198
Commercial Mortgage Trust, Series 2015-LC19, Class A4,
3.18%, 2/10/48	500	490
Commercial Mortgage Trust, Series 2015-PC1, Class A5,
3.90%, 7/10/50	200	206
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4,
3.51%, 4/15/50	225	226
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4,
3.72%, 8/15/48	500	507
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	172
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	99
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	157
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	207
GS Mortgage Securities Trust, Series 2013-GC12, Class A4,
3.14%, 6/10/46	100	100
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.04%, 7/10/46	200	213
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	160

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
GS Mortgage Securities Trust, Series 2014-GC18, Class A4,
4.07%, 1/10/47	$500	$526
GS Mortgage Securities Trust, Series 2014-GC20, Class A5,
4.00%, 4/10/47	100	105
GS Mortgage Securities Trust, Series 2014-GC24, Class A5,
3.93%, 9/10/47	300	312
GS Mortgage Securities Trust, Series 2014-GC26, Class A5,
3.63%, 11/10/47	250	254
GS Mortgage Securities Trust, Series 2015-GC28, Class A2,
2.90%, 2/10/48	150	152
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.69%, 2/12/49	674	695
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
5.77%, 6/15/49	378	385
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	223
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	213
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	206
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	129
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46	100	105
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	200	204
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4,
4.00%, 4/15/47	500	522
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5,
3.80%, 7/15/47	500	515
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4,
3.80%, 9/15/47	500	512
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2,
2.94%, 11/15/47	250	254
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5,
3.64%, 11/15/47	200	203
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5,
3.67%, 11/15/47	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5,
3.82%, 7/15/48	200	205
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.09%, 4/15/41	891	939
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.84%, 6/12/50	650	671
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
5.88%, 8/12/49	500	521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	225	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.21%, 8/15/46	300	321
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	173

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	$200	$199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	200	204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3,
3.67%, 2/15/47	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5,
4.06%, 2/15/47	200	211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
3.74%, 8/15/47	400	412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2,
3.19%, 10/15/47	500	514
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2,
3.10%, 12/15/47	500	512
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2,
2.79%, 2/15/48	500	505
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5,
3.53%, 10/15/48	100	100
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
5.92%, 6/11/49	251	260
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.64%, 6/11/42	393	411
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.27%, 1/11/43	203	216
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	153
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	300	305
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	500	500
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	125
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	98
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	100
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	100
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	156
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.71%, 6/15/49	200	205
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	149
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4,
4.22%, 7/15/46	100	107
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4,
3.17%, 2/15/48	100	98
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4,
3.66%, 9/15/58	250	253
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5,
3.18%, 4/15/50	200	195
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2,
2.63%, 5/15/48	500	504
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5,
3.77%, 7/15/58	300	307
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4,
3.67%, 11/15/44	150	156
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	99
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	180
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	600	602

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	$50	$51
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A4,
3.00%, 5/15/45	500	494
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	151
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	103
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	270
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5,
3.75%, 9/15/57	500	513
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5,
3.63%, 11/15/47	250	254
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5,
4.05%, 3/15/47	100	105

		30,496

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2014-4, Class A,
1.43%, 6/15/20	100	100
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	200	199
Barclays Dryrock Issuance Trust, Series 2014-3, Class A,
2.41%, 7/15/22	150	150
Barclays Dryrock Issuance Trust, Series 2015-2, Class A,
1.56%, 3/15/21	100	99
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7,
5.75%, 7/15/20	200	214
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	200	200
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	150	150
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	246
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	146
Chase Issuance Trust, Series 2014-A2, Class A2,
2.77%, 3/15/23	150	152
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	350	349
Chase Issuance Trust, Series 2015-A4, Class A4,
1.84%, 4/15/22	300	296
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	100	99
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	127
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8,
5.65%, 9/20/19	300	320
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1,
2.88%, 1/23/23	300	306
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	200	200
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5,
2.68%, 6/7/23	150	152
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6,
2.15%, 7/15/21	350	352
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	321
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	345
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	235	235
Discover Card Execution Note Trust, Series 2014-A4, Class A4,
2.12%, 12/15/21	400	401

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card - 0.3% continued
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	$400	$399
Discover Card Execution Note Trust, Series 2015-A2, Class A,
1.90%, 10/17/22	100	99
Discover Card Execution Note Trust, Series 2015-A4, Class A1,
2.19%, 4/17/23	200	198
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	250	249
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	98
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A,
2.37%, 3/15/23	150	149
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	200	199
World Financial Network Credit Card Master Trust, Series 2013-A, Class A,
1.61%, 12/15/21	200	199

		6,749

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	100
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	109
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3,
3.03%, 10/15/25	100	102
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	110

		421

Total Asset-Backed Securities (Cost $44,641)		44,705

CORPORATE BONDS - 21.4%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	134
4.20%, 4/15/24	150	149
Omnicom Group, Inc.,
6.25%, 7/15/19	300	335
3.63%, 5/1/22	496	501

		1,119

Aerospace & Defense - 0.4%
Boeing (The) Co.,
0.95%, 5/15/18	200	198
2.85%, 10/30/24	110	109
6.13%, 2/15/33	135	170
3.30%, 3/1/35	55	50
6.63%, 2/15/38	100	133
5.88%, 2/15/40	75	95
3.50%, 3/1/45	500	461
General Dynamics Corp.,
1.00%, 11/15/17	100	100
3.88%, 7/15/21	250	265
3.60%, 11/15/42	155	143
L-3 Communications Corp.,
5.20%, 10/15/19	250	265
4.95%, 2/15/21	40	41
Lockheed Martin Corp.,
4.25%, 11/15/19	500	536
2.50%, 11/23/20	355	353
3.55%, 1/15/26	100	100
3.60%, 3/1/35	135	121
4.07%, 12/15/42	418	387
Northrop Grumman Corp.,
1.75%, 6/1/18	125	124
5.05%, 8/1/19	170	184
5.05%, 11/15/40	250	264
4.75%, 6/1/43	250	257
Precision Castparts Corp.,
1.25%, 1/15/18	210	208
2.50%, 1/15/23	500	483
3.90%, 1/15/43	100	93
4.38%, 6/15/45	350	351
Raytheon Co.,
4.40%, 2/15/20	510	552
2.50%, 12/15/22	1,150	1,126
4.70%, 12/15/41	100	109
Textron, Inc.,
5.60%, 12/1/17	125	133
United Technologies Corp.,
1.80%, 6/1/17	500	503

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Aerospace & Defense - 0.4% continued
5.38%, 12/15/17	$390	$419
4.50%, 4/15/20	450	493
7.50%, 9/15/29	100	135
6.05%, 6/1/36	100	120
6.13%, 7/15/38	175	213
5.70%, 4/15/40	500	586
4.50%, 6/1/42	700	705

		10,585

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	270	305
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	349	391

		696

Apparel & Textile Products - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	69
VF Corp.,
3.50%, 9/1/21	150	157
6.00%, 10/15/33	100	120
6.45%, 11/1/37	30	39

		385

Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	152
Delphi Corp.,
4.15%, 3/15/24	300	302
Johnson Controls, Inc.,
5.00%, 3/30/20	155	166
5.70%, 3/1/41	250	244
4.63%, 7/2/44	465	394

		1,258

Automobiles Manufacturing - 0.5%
American Honda Finance Corp.,
1.60%, 7/13/18	180	179
2.13%, 10/10/18	75	76
2.25%, 8/15/19	250	251
2.15%, 3/13/20	800	796
Daimler Finance North America LLC,
8.50%, 1/18/31	175	254
Ford Motor Co.,
7.45%, 7/16/31	350	432
4.75%, 1/15/43	500	471
Ford Motor Credit Co. LLC,
4.25%, 2/3/17	1,000	1,022
3.00%, 6/12/17	640	646
2.88%, 10/1/18	200	200
2.60%, 11/4/19	200	196
2.46%, 3/27/20	260	252
3.16%, 8/4/20	860	857
3.20%, 1/15/21	200	199
5.88%, 8/2/21	500	558
3.22%, 1/9/22	200	196
4.25%, 9/20/22	300	307
General Motors Co.,
3.50%, 10/2/18	1,000	1,010
6.25%, 10/2/43	550	581
General Motors Financial Co., Inc.,
6.75%, 6/1/18	500	542
3.20%, 7/13/20	395	389
4.38%, 9/25/21	400	406
3.45%, 4/10/22	500	480
Toyota Motor Credit Corp.,
2.05%, 1/12/17	750	756
1.75%, 5/22/17	150	151
1.25%, 10/5/17	250	249
1.38%, 1/10/18	500	501
1.55%, 7/13/18	90	90
2.00%, 10/24/18	400	402
2.10%, 1/17/19	100	100
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	326

		12,975

Banks - 1.0%
Bank of America N.A.,
6.00%, 10/15/36	250	297
Bank One Corp.,
7.75%, 7/15/25	54	67
BB&T Corp.,
2.15%, 3/22/17	250	252
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	79
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	100

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Banks - 1.0% continued
2.45%, 1/15/20	$450	$453
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	505
2.85%, 4/1/21	650	657
3.63%, 9/16/25	250	252
3.80%, 10/30/26	250	254
Capital One N.A.,
1.50%, 3/22/18	250	246
2.40%, 9/5/19	250	247
Comerica Bank,
2.50%, 6/2/20	500	497
Discover Bank,
2.00%, 2/21/18	500	497
2.60%, 11/13/18	250	250
3.20%, 8/9/21	250	248
Fifth Third Bancorp,
5.45%, 1/15/17	75	78
2.88%, 7/27/20	500	499
3.50%, 3/15/22	200	203
4.30%, 1/16/24	220	225
8.25%, 3/1/38	275	383
Fifth Third Bank,
2.88%, 10/1/21	250	249
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	328
7.00%, 1/15/39	350	441
HSBC USA, Inc.,
1.63%, 1/16/18	180	179
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	249
2.35%, 3/5/20	700	692
2.75%, 8/7/20	750	750
3.50%, 6/23/24	1,000	1,004
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,400	1,497
KeyBank N.A.,
2.50%, 12/15/19	250	250
2.25%, 3/16/20	1,000	989
3.30%, 6/1/25	250	247
KeyCorp,
2.30%, 12/13/18	250	250
5.10%, 3/24/21	25	27
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	250	249
6.63%, 12/4/17	250	272
1.45%, 3/7/18	500	495
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	252
PNC Bank N.A.,
4.88%, 9/21/17	100	105
1.50%, 10/18/17	500	499
1.85%, 7/20/18	250	250
2.30%, 6/1/20	500	496
2.70%, 11/1/22	750	729
2.95%, 1/30/23	250	242
3.80%, 7/25/23	250	258
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	99
PNC Funding Corp.,
6.70%, 6/10/19	600	686
4.38%, 8/11/20	500	540
3.30%, 3/8/22	150	154
SunTrust Bank,
7.25%, 3/15/18	125	138
2.75%, 5/1/23	350	335
SunTrust Banks, Inc.,
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	201
US Bancorp,
1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	216
3.00%, 3/15/22	115	117
2.95%, 7/15/22	1,200	1,193
US Bank N.A.,
1.38%, 9/11/17	350	350
1.35%, 1/26/18	500	498
Wachovia Corp.,
5.75%, 6/15/17	350	371
5.75%, 2/1/18	600	648
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	299
6.60%, 1/15/38	300	387
Wells Fargo Capital X,
5.95%, 12/15/36	100	101

		24,079

Biotechnology - 0.4%
Amgen, Inc.,
1.25%, 5/22/17	70	70

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Biotechnology - 0.4% continued
5.85%, 6/1/17	$305	$323
2.20%, 5/22/19	750	749
4.50%, 3/15/20	425	454
4.10%, 6/15/21	165	174
3.88%, 11/15/21	250	260
6.38%, 6/1/37	100	116
6.40%, 2/1/39	100	119
5.75%, 3/15/40	935	1,012
5.15%, 11/15/41	250	254
5.65%, 6/15/42	100	108
5.38%, 5/15/43	200	212
4.40%, 5/1/45	250	232
Biogen, Inc.,
2.90%, 9/15/20	200	199
4.05%, 9/15/25	95	95
5.20%, 9/15/45	100	100
Celgene Corp.,
2.13%, 8/15/18	85	85
2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	164
3.63%, 5/15/24	1,000	984
3.88%, 8/15/25	265	264
5.25%, 8/15/43	85	87
5.00%, 8/15/45	250	251
Gilead Sciences, Inc.,
2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	85
2.55%, 9/1/20	240	240
4.50%, 4/1/21	200	216
3.25%, 9/1/22	145	146
3.50%, 2/1/25	1,000	1,008
5.65%, 12/1/41	330	376
4.50%, 2/1/45	250	245
4.75%, 3/1/46	90	91

		8,854

Cable & Satellite - 0.5%
CCO Safari II LLC,
3.58%, 7/23/20	410	408
4.46%, 7/23/22(1)	2,385	2,377
4.91%, 7/23/25	500	500
Comcast Corp.,
3.38%, 2/15/25	1,320	1,332
7.05%, 3/15/33	140	181
5.65%, 6/15/35	50	58
6.45%, 3/15/37	590	734
6.95%, 8/15/37	450	587
6.40%, 5/15/38	635	788
6.40%, 3/1/40	145	180
4.75%, 3/1/44	500	519
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	55	55
4.45%, 4/1/24	1,550	1,592
6.00%, 8/15/40	660	675
6.38%, 3/1/41	940	1,009
Time Warner Cable, Inc.,
8.75%, 2/14/19	300	348
6.55%, 5/1/37	200	202
7.30%, 7/1/38	455	493
6.75%, 6/15/39	130	131

		12,169

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
1.20%, 10/15/17	250	249
3.00%, 11/3/21	300	301
2.75%, 2/3/23	250	244
Airgas, Inc.,
1.65%, 2/15/18	250	249
2.90%, 11/15/22	150	146
3.65%, 7/15/24	70	69
Cabot Corp.,
2.55%, 1/15/18	300	302
CF Industries, Inc.,
6.88%, 5/1/18	300	325
3.45%, 6/1/23	110	102
5.15%, 3/15/34	735	647
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	162
4.13%, 11/15/21	200	210
3.00%, 11/15/22	100	96
7.38%, 11/1/29	100	124
4.25%, 10/1/34	150	135
9.40%, 5/15/39	300	431
5.25%, 11/15/41	400	390
4.38%, 11/15/42	500	436
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	195

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Chemicals - 0.4% continued
2.80%, 2/15/23	$630	$599
6.50%, 1/15/28	100	112
4.15%, 2/15/43	250	218
Eastman Chemical Co.,
2.40%, 6/1/17	560	563
2.70%, 1/15/20	120	119
4.80%, 9/1/42	200	184
4.65%, 10/15/44	100	89
Lubrizol Corp.,
6.50%, 10/1/34	50	62
Monsanto Co.,
5.13%, 4/15/18	240	256
2.20%, 7/15/22	65	60
5.50%, 8/15/25	50	55
4.20%, 7/15/34	55	47
5.88%, 4/15/38	256	267
4.40%, 7/15/44	250	207
Mosaic (The) Co.,
5.45%, 11/15/33	250	253
4.88%, 11/15/41	100	87
PPG Industries, Inc.,
6.65%, 3/15/18	38	42
2.30%, 11/15/19	250	247
Praxair, Inc.,
1.05%, 11/7/17	85	84
1.25%, 11/7/18	150	148
4.50%, 8/15/19	400	431
4.05%, 3/15/21	100	106
2.45%, 2/15/22	250	244
2.20%, 8/15/22	150	143
3.55%, 11/7/42	125	111
Rohm & Haas Co.,
6.00%, 9/15/17	72	77
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	100	99
4.55%, 8/1/45	30	31
Westlake Chemical Corp.,
3.60%, 7/15/22	65	63

		9,817

Commercial Finance - 0.6%
Air Lease Corp.,
3.38%, 1/15/19	65	65
3.75%, 2/1/22	125	123
4.25%, 9/15/24	350	343
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	33
General Electric Capital Corp.,
2.90%, 1/9/17	750	762
2.30%, 4/27/17	250	253
5.63%, 9/15/17	1,175	1,253
1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	251
5.63%, 5/1/18	2,575	2,808
2.10%, 12/11/19	125	125
4.38%, 9/16/20	115	125
4.63%, 1/7/21	1,400	1,538
3.15%, 9/7/22	750	768
3.10%, 1/9/23	500	507
3.45%, 5/15/24	1,850	1,913
6.75%, 3/15/32	150	196
6.15%, 8/7/37	150	188
5.88%, 1/14/38	800	979
6.88%, 1/10/39	550	750
6.38%, 11/15/67	250	261
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,960

		15,372

Communications Equipment - 0.4%
Apple, Inc.,
1.00%, 5/3/18	60	60
2.10%, 5/6/19	1,015	1,027
2.85%, 5/6/21	620	635
2.40%, 5/3/23	495	482
3.45%, 5/6/24	1,740	1,803
3.20%, 5/13/25	500	506
3.85%, 5/4/43	230	212
4.45%, 5/6/44	250	252
3.45%, 2/9/45	250	215
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	100
Cisco Systems, Inc.,
1.10%, 3/3/17	85	85
1.65%, 6/15/18	60	60
4.95%, 2/15/19	120	131
2.13%, 3/1/19	875	883
2.45%, 6/15/20	1,100	1,110

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Communications Equipment - 0.4% continued
2.90%, 3/4/21	$50	$51
5.90%, 2/15/39	690	842
Juniper Networks, Inc.,
4.60%, 3/15/21	100	104
5.95%, 3/15/41	100	94
Motorola Solutions, Inc.,
3.50%, 3/1/23	470	412

		9,064

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	108
Owens Corning,
4.20%, 12/15/22	190	190

		298

Consumer Finance - 0.3%
American Express Co.,
6.15%, 8/28/17	800	857
7.00%, 3/19/18	300	333
2.65%, 12/2/22	632	612
3.63%, 12/5/24	125	122
American Express Credit Corp.,
2.38%, 3/24/17	250	253
1.13%, 6/5/17	400	398
1.80%, 7/31/18	500	499
2.38%, 5/26/20	300	298
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	299
2.30%, 6/5/19	300	296
Capital One Financial Corp.,
2.45%, 4/24/19	500	501
3.75%, 4/24/24	1,000	1,006
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	39
5.00%, 3/15/22	200	208
Fiserv, Inc.,
4.63%, 10/1/20	250	267
3.50%, 10/1/22	50	50
HSBC Finance Corp.,
6.68%, 1/15/21	500	574
Synchrony Financial,
2.70%, 2/3/20	250	245
Total System Services, Inc.,
2.38%, 6/1/18	200	198
Western Union (The) Co.,
6.20%, 11/17/36	50	49
6.20%, 6/21/40	70	65

		7,169

Consumer Products - 0.2%
Clorox (The) Co.,
5.95%, 10/15/17	25	27
3.05%, 9/15/22	250	247
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	247
2.45%, 11/15/21	1,000	1,007
2.30%, 5/3/22	165	163
1.95%, 2/1/23	250	240
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	121
4.38%, 6/15/45	150	151
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	54
6.25%, 7/15/18	150	167
2.15%, 8/15/20	150	149
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	457
3.70%, 6/1/43	100	92
Procter & Gamble (The) Co.,
4.70%, 2/15/19	200	218
1.90%, 11/1/19	100	101
2.30%, 2/6/22	215	215
3.10%, 8/15/23	250	261
5.80%, 8/15/34	100	121
5.55%, 3/5/37	50	61
Unilever Capital Corp.,
2.10%, 7/30/20	670	667
4.25%, 2/10/21	250	273
5.90%, 11/15/32	125	159

		5,295

Consumer Services - 0.0%
Ecolab, Inc.,
1.45%, 12/8/17	100	99
2.25%, 1/12/20	100	99
4.35%, 12/8/21	250	267
5.50%, 12/8/41	455	495

		960

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Containers & Packaging - 0.1%
3M Co.,
1.00%, 6/26/17	$150	$150
1.38%, 8/7/18	350	349
5.70%, 3/15/37	350	432
International Paper Co.,
4.75%, 2/15/22	104	111
3.65%, 6/15/24	250	245
7.30%, 11/15/39	45	51
6.00%, 11/15/41	250	262
5.15%, 5/15/46	250	238
MeadWestvaco Corp.,
7.95%, 2/15/31	100	123
Packaging Corp. of America,
4.50%, 11/1/23	100	105
3.65%, 9/15/24	250	243
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	163
WestRock RKT Co.,
3.50%, 3/1/20	150	151

		2,649

Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	85	87
3.25%, 2/1/23	100	95
4.75%, 12/15/23	250	255
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	136
6.90%, 4/1/29	305	344
6.90%, 1/15/32	250	276
4.50%, 12/15/34	100	84
5.13%, 1/15/42	40	34
Nordstrom, Inc.,
6.25%, 1/15/18	325	353
4.00%, 10/15/21	150	158
7.00%, 1/15/38	50	61

		1,913

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	85

Diversified Banks - 1.7%
Bank of America Corp.,
3.88%, 3/22/17	150	153
1.70%, 8/25/17	1,000	997
6.40%, 8/28/17	200	214
6.00%, 9/1/17	250	266
5.75%, 12/1/17	865	925
2.00%, 1/11/18	1,155	1,154
6.88%, 4/25/18	505	557
5.65%, 5/1/18	450	484
6.88%, 11/15/18	275	309
2.60%, 1/15/19	300	301
2.65%, 4/1/19	850	852
7.63%, 6/1/19	1,040	1,205
2.25%, 4/21/20	1,000	976
5.00%, 5/13/21	400	437
5.70%, 1/24/22	1,000	1,128
4.10%, 7/24/23	100	103
4.00%, 4/1/24	165	169
4.20%, 8/26/24	1,500	1,488
4.00%, 1/22/25	500	489
3.95%, 4/21/25	1,000	974
4.25%, 10/22/26	100	99
6.11%, 1/29/37	150	170
7.75%, 5/14/38	275	373
5.88%, 2/7/42	250	292
5.00%, 1/21/44	100	104
4.88%, 4/1/44	95	98
Citigroup, Inc.,
4.45%, 1/10/17	250	257
6.00%, 8/15/17	100	107
1.85%, 11/24/17	600	599
1.70%, 4/27/18	210	208
1.75%, 5/1/18	150	149
2.55%, 4/8/19	65	65
2.50%, 7/29/19	250	250
2.40%, 2/18/20	710	702
4.50%, 1/14/22	735	787
4.05%, 7/30/22	90	92
3.38%, 3/1/23	150	150
3.50%, 5/15/23	190	187
3.88%, 10/25/23	200	207
4.00%, 8/5/24	150	149
3.88%, 3/26/25	750	730

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Diversified Banks - 1.7% continued
4.30%, 11/20/26	$325	$323
6.63%, 6/15/32	100	118
6.00%, 10/31/33	350	390
6.13%, 8/25/36	125	142
8.13%, 7/15/39	1,180	1,692
5.88%, 1/30/42	30	34
5.30%, 5/6/44	50	52
JPMorgan Chase & Co.,
1.35%, 2/15/17	150	150
6.13%, 6/27/17	100	106
2.00%, 8/15/17	125	125
6.00%, 1/15/18	1,610	1,739
1.80%, 1/25/18	1,000	999
1.63%, 5/15/18	200	199
2.35%, 1/28/19	1,750	1,757
6.30%, 4/23/19	500	561
2.25%, 1/23/20	1,000	984
4.95%, 3/25/20	375	407
2.75%, 6/23/20	200	201
4.40%, 7/22/20	300	320
4.63%, 5/10/21	250	270
4.35%, 8/15/21	615	655
3.25%, 9/23/22	210	211
3.63%, 5/13/24	250	254
3.88%, 9/10/24	1,250	1,243
3.90%, 7/15/25	255	263
6.40%, 5/15/38	554	706
5.60%, 7/15/41	405	468
5.40%, 1/6/42	100	112
5.63%, 8/16/43	150	163
4.85%, 2/1/44	500	533
4.95%, 6/1/45	500	500
Wells Fargo & Co.,
2.10%, 5/8/17	250	253
1.40%, 9/8/17	1,000	999
5.63%, 12/11/17	445	477
2.15%, 1/15/19	135	136
2.60%, 7/22/20	675	673
3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	545
3.50%, 3/8/22	1,000	1,030
3.45%, 2/13/23	125	125
4.13%, 8/15/23	200	208
3.30%, 9/9/24	1,500	1,492
3.00%, 2/19/25	250	243
4.30%, 7/22/27	110	112
5.38%, 2/7/35	425	487
4.65%, 11/4/44	375	365
3.90%, 5/1/45	950	876

		42,755

Educational Services - 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	217
California Institute of Technology,
4.70%, 11/1/11(2)	110	106
George Washington University (The),
3.49%, 9/15/22	50	51
Johns Hopkins University,
4.08%, 7/1/53	100	98
Massachusetts Institute of Technology,
5.60%, 7/1/11(2)	190	232
4.68%, 7/1/14(3)	15	16
Northwestern University,
4.64%, 12/1/44	50	56
Princeton University,
4.95%, 3/1/19	100	110
Trustees of Dartmouth College,
4.75%, 6/1/19	170	185
University of Pennsylvania,
4.67%, 9/1/12(4)	100	100
Vanderbilt University (The),
5.25%, 4/1/19	100	110

		1,281

Electrical Equipment Manufacturing - 0.2%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	90
4.38%, 5/8/42	250	248
Amphenol Corp.,
3.13%, 9/15/21	100	99
Emerson Electric Co.,
5.38%, 10/15/17	100	107
5.25%, 10/15/18	325	354
5.00%, 4/15/19	1,000	1,091
2.63%, 12/1/21	225	223
2.63%, 2/15/23	85	83
6.00%, 8/15/32	25	30
6.13%, 4/15/39	50	61

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Electrical Equipment Manufacturing - 0.2% continued
General Electric Co.,
2.70%, 10/9/22	$1,080	$1,075
4.50%, 3/11/44	650	669
Honeywell International, Inc.,
5.30%, 3/15/17	200	210
4.25%, 3/1/21	794	868
3.35%, 12/1/23	290	296
5.70%, 3/15/37	125	151
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	187
Roper Technologies, Inc.,
1.85%, 11/15/17	160	159
2.05%, 10/1/18	120	119
3.00%, 12/15/20	125	125

		6,245

Entertainment Content - 0.3%
CBS Corp.,
4.63%, 5/15/18	25	26
2.30%, 8/15/19	200	198
5.75%, 4/15/20	585	649
3.70%, 8/15/24	825	802
5.50%, 5/15/33	235	232
Scripps Networks Interactive, Inc.,
2.75%, 11/15/19	200	197
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	92
8.38%, 7/15/33	215	254
Time Warner, Inc.,
2.10%, 6/1/19	75	75
4.88%, 3/15/20	160	173
4.75%, 3/29/21	350	376
3.40%, 6/15/22	50	50
3.88%, 1/15/26	65	64
6.50%, 11/15/36	850	960
6.20%, 3/15/40	55	60
6.10%, 7/15/40	200	216
5.38%, 10/15/41	500	512
Viacom, Inc.,
6.13%, 10/5/17	125	133
2.20%, 4/1/19	80	79
3.25%, 3/15/23	310	283
3.88%, 4/1/24	395	370
6.88%, 4/30/36	600	594
4.50%, 2/27/42	300	225
Walt Disney (The) Co.,
1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	444
1.85%, 5/30/19	270	270
3.75%, 6/1/21	510	545
2.55%, 2/15/22	75	76
4.13%, 12/1/41	105	105
3.70%, 12/1/42	130	121

		8,206

Exploration & Production - 0.4%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	546
7.95%, 6/15/39	95	102
6.20%, 3/15/40	15	14
4.50%, 7/15/44	500	383
Apache Corp.,
3.25%, 4/15/22	180	171
6.00%, 1/15/37	360	348
5.10%, 9/1/40	250	214
5.25%, 2/1/42	260	230
ConocoPhillips,
6.65%, 7/15/18	100	111
5.75%, 2/1/19	209	226
5.90%, 10/15/32	270	276
5.90%, 5/15/38	100	98
Continental Resources, Inc.,
7.13%, 4/1/21	125	116
5.00%, 9/15/22	820	605
Devon Energy Corp.,
6.30%, 1/15/19	305	314
4.00%, 7/15/21	200	183
3.25%, 5/15/22	530	451
7.95%, 4/15/32	165	171
Devon Financing Corp. LLC,
7.88%, 9/30/31	345	354
EOG Resources, Inc.,
5.63%, 6/1/19	215	236
4.10%, 2/1/21	500	527
2.63%, 3/15/23	150	142
EQT Corp.,
4.88%, 11/15/21	325	309
Hess Corp.,
7.88%, 10/1/29	620	677
7.13%, 3/15/33	75	73

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Exploration & Production - 0.4% continued
Kerr-McGee Corp.,
7.88%, 9/15/31	$70	$76
Marathon Oil Corp.,
3.85%, 6/1/25	505	406
6.80%, 3/15/32	175	158
Murphy Oil Corp.,
4.00%, 6/1/22	100	76
7.05%, 5/1/29	300	269
Noble Energy, Inc.,
5.63%, 5/1/21	220	215
5.88%, 6/1/24	480	459
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	250
1.50%, 2/15/18	50	49
4.10%, 2/1/21	750	787
3.13%, 2/15/22	100	98
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	155
6.88%, 5/1/18	100	106
3.95%, 7/15/22	85	78
7.20%, 1/15/28	100	107
Southwestern Energy Co.,
4.10%, 3/15/22	100	63
Tosco Corp.,
8.13%, 2/15/30	245	306

		10,535

Financial Services - 1.4%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	87
5.30%, 3/15/20	95	105
4.00%, 10/15/23	250	260
3.70%, 10/15/24	500	510
Bank of New York Mellon (The) Corp.,
5.50%, 12/1/17	100	107
1.30%, 1/25/18	500	496
1.35%, 3/6/18	150	149
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	83
2.15%, 2/24/20	355	351
3.55%, 9/23/21	1,455	1,526
Bear Stearns (The) Cos. LLC,
5.55%, 1/22/17	50	52
6.40%, 10/2/17	150	162
7.25%, 2/1/18	535	590
BlackRock, Inc.,
5.00%, 12/10/19	130	144
4.25%, 5/24/21	150	162
3.38%, 6/1/22	250	259
3.50%, 3/18/24	250	257
Charles Schwab (The) Corp.,
1.50%, 3/10/18	300	299
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	272
3.00%, 3/10/25	335	329
CME Group, Inc.,
5.30%, 9/15/43	125	143
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	300	312
6.25%, 9/1/17	1,300	1,392
5.95%, 1/18/18	1,435	1,545
6.15%, 4/1/18	815	885
2.63%, 1/31/19	1,180	1,188
2.55%, 10/23/19	400	400
5.38%, 3/15/20	1,295	1,423
2.60%, 4/23/20	250	248
2.75%, 9/15/20	75	75
5.25%, 7/27/21	540	597
5.75%, 1/24/22	750	853
3.63%, 1/22/23	1,000	1,011
4.00%, 3/3/24	250	257
3.85%, 7/8/24	500	510
3.75%, 5/22/25	1,115	1,122
5.95%, 1/15/27	150	167
6.75%, 10/1/37	1,165	1,362
6.25%, 2/1/41	300	358
4.80%, 7/8/44	100	99
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	315	308
Jefferies Group LLC,
8.50%, 7/15/19	50	58
5.13%, 1/20/23	315	313
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
Mack-Cali Realty L.P.,
4.50%, 4/18/22	200	192
Morgan Stanley,
5.45%, 1/9/17	325	337

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Financial Services - 1.4% continued
6.25%, 8/28/17	$350	$375
5.95%, 12/28/17	175	188
6.63%, 4/1/18	1,435	1,574
2.50%, 1/24/19	750	754
7.30%, 5/13/19	645	741
5.63%, 9/23/19	475	524
2.65%, 1/27/20	600	598
2.80%, 6/16/20	500	502
5.50%, 7/28/21	565	633
4.88%, 11/1/22	450	478
3.75%, 2/25/23	700	717
4.10%, 5/22/23	800	808
3.88%, 4/29/24	1,410	1,437
3.70%, 10/23/24	500	502
6.25%, 8/9/26	100	117
3.95%, 4/23/27	490	476
6.38%, 7/24/42	300	371
4.30%, 1/27/45	575	549
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	167
3.50%, 6/18/22	150	152
National Rural Utilities Cooperative Finance Corp.,
5.45%, 4/10/17	300	314
2.15%, 2/1/19	165	165
2.30%, 11/15/19	500	498
2.00%, 1/27/20	50	49
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	974
8.00%, 3/1/32	50	69
State Street Corp.,
3.10%, 5/15/23	225	222
3.70%, 11/20/23	550	572
3.30%, 12/16/24	120	121
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	79

		36,281

Food & Beverage - 0.9%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	401
5.95%, 1/15/33	100	112
5.75%, 4/1/36	100	109
6.45%, 9/1/37	50	59
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	357
2.15%, 2/1/19	500	497
4.00%, 1/17/43	150	135
4.63%, 2/1/44	250	249
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	500	498
5.38%, 1/15/20	450	498
2.50%, 7/15/22	60	58
8.20%, 1/15/39	750	1,081
3.75%, 7/15/42	65	56
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	141	152
4.48%, 3/1/21	34	37
4.02%, 4/16/43	56	54
Beam Suntory, Inc.,
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	246
Brown-Forman Corp.,
1.00%, 1/15/18	65	64
3.75%, 1/15/43	50	45
4.50%, 7/15/45	200	207
Campbell Soup Co.,
2.50%, 8/2/22	205	195
3.80%, 8/2/42	40	34
Coca-Cola (The) Co.,
1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	249
2.45%, 11/1/20	500	509
3.15%, 11/15/20	260	272
3.30%, 9/1/21	250	262
2.50%, 4/1/23	355	353
3.20%, 11/1/23	100	104
ConAgra Foods, Inc.,
7.00%, 4/15/19	500	562
3.25%, 9/15/22	55	53
3.20%, 1/25/23	150	144
7.00%, 10/1/28	200	236
4.65%, 1/25/43	292	261
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	80
2.00%, 1/15/20	90	88
General Mills, Inc.,
2.20%, 10/21/19	300	300

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Food & Beverage - 0.9% continued
3.15%, 12/15/21	$500	$500
3.65%, 2/15/24	75	77
5.40%, 6/15/40	70	76
Ingredion, Inc.,
1.80%, 9/25/17	155	154
JM Smucker (The) Co.,
3.50%, 3/15/25	500	497
4.38%, 3/15/45	250	243
Kellogg Co.,
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	133
2.75%, 3/1/23	350	340
7.45%, 4/1/31	300	381
Kraft Foods Group, Inc.,
3.50%, 6/6/22	880	890
5.00%, 6/4/42	205	206
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	369
3.95%, 7/15/25	140	141
5.00%, 7/15/35(1)	500	512
5.20%, 7/15/45(1)	670	700
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	269
5.90%, 11/1/39	451	490
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	60
5.00%, 5/1/42	100	96
Mondelez International, Inc.,
2.25%, 2/1/19	250	250
5.38%, 2/10/20	1,200	1,333
PepsiCo, Inc.,
5.00%, 6/1/18	650	703
2.25%, 1/7/19	500	507
4.50%, 1/15/20	300	326
2.15%, 10/14/20	285	284
3.00%, 8/25/21	770	794
2.75%, 3/5/22	385	386
2.75%, 4/30/25	500	485
3.50%, 7/17/25	100	103
4.88%, 11/1/40	265	283
4.00%, 3/5/42	50	48
3.60%, 8/13/42	50	45
4.25%, 10/22/44	70	70
4.60%, 7/17/45	130	138
Tyson Foods, Inc.,
2.65%, 8/15/19	290	290
4.50%, 6/15/22	300	319
4.88%, 8/15/34	100	102

		21,483

Forest & Paper Products Manufacturing - 0.1%
Domtar Corp.,
6.75%, 2/15/44	100	98
Georgia-Pacific LLC,
8.00%, 1/15/24	500	632
7.75%, 11/15/29	500	648

		1,378

Hardware - 0.1%
Corning, Inc.,
4.25%, 8/15/20	250	263
5.75%, 8/15/40	170	182
EMC Corp.,
1.88%, 6/1/18	575	537
3.38%, 6/1/23	300	244
HP, Inc.,
4.38%, 9/15/21	540	531
4.65%, 12/9/21	225	224
6.00%, 9/15/41	275	240
NetApp, Inc.,
3.25%, 12/15/22	150	142
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	147

		2,510

Health Care Facilities & Services - 0.3%
AmerisourceBergen Corp.,
1.15%, 5/15/17	175	174
3.25%, 3/1/25	135	131
4.25%, 3/1/45	60	55
Cardinal Health, Inc.,
1.90%, 6/15/17	65	65
1.70%, 3/15/18	25	25
4.63%, 12/15/20	250	271
3.20%, 6/15/22	150	148
3.75%, 9/15/25	250	254
4.60%, 3/15/43	35	35
4.50%, 11/15/44	175	169
Catholic Health Initiatives,
1.60%, 11/1/17	85	85

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Health Care Facilities & Services - 0.3% continued
Express Scripts Holding Co.,
2.65%, 2/15/17	$725	$732
7.25%, 6/15/19	440	506
4.75%, 11/15/21	500	536
6.13%, 11/15/41	100	114
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	386
2.63%, 2/1/20	1,175	1,160
4.70%, 2/1/45	300	274
McKesson Corp.,
5.70%, 3/1/17	275	288
1.40%, 3/15/18	80	79
2.70%, 12/15/22	120	114
3.80%, 3/15/24	160	161
6.00%, 3/1/41	250	288
4.88%, 3/15/44	355	355
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	332
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	93
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	360
2.50%, 3/30/20	130	128
5.75%, 1/30/40	108	111

		7,429

Home & Office Products Manufacturing - 0.0%
Newell Rubbermaid, Inc.,
2.88%, 12/1/19	125	121

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	270
2.90%, 11/1/22	65	64
Whirlpool Corp.,
1.65%, 11/1/17	100	99
4.85%, 6/15/21	100	107
4.70%, 6/1/22	100	106
3.70%, 3/1/23	100	101

		747

Industrial Other - 0.0%
Fluor Corp.,
3.50%, 12/15/24	450	450

Integrated Oils - 0.2%
Chevron Corp.,
1.72%, 6/24/18	660	657
4.95%, 3/3/19	300	327
2.19%, 11/15/19	300	300
2.43%, 6/24/20	500	500
3.19%, 6/24/23	210	211
3.33%, 11/17/25	415	418
ConocoPhillips Co.,
1.05%, 12/15/17	6	6
2.40%, 12/15/22	1,835	1,667
Exxon Mobil Corp.,
1.91%, 3/6/20	1,070	1,061
2.71%, 3/6/25	500	489
3.57%, 3/6/45	590	554

		6,190

Internet Media - 0.0%
Google, Inc.,
3.63%, 5/19/21	250	266

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	272
Mattel, Inc.,
1.70%, 3/15/18	35	34
2.35%, 5/6/19	150	149
6.20%, 10/1/40	50	54

		544

Life Insurance - 0.3%
Aflac, Inc.,
6.90%, 12/17/39	80	103
6.45%, 8/15/40	55	67
Lincoln National Corp.,
4.85%, 6/24/21	100	108
4.00%, 9/1/23	275	282
6.15%, 4/7/36	150	172
6.30%, 10/9/37	100	118
MetLife, Inc.,
4.75%, 2/8/21	165	181
3.05%, 12/15/22	800	798
4.37%, 9/15/23	150	161
6.38%, 6/15/34	485	596
5.70%, 6/15/35	350	404

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Life Insurance - 0.3% continued
6.40%, 12/15/36	$150	$164
4.05%, 3/1/45	500	464
Primerica, Inc.,
4.75%, 7/15/22	100	106
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	69
4.63%, 9/15/42	40	39
Protective Life Corp.,
7.38%, 10/15/19	300	347
8.45%, 10/15/39	425	561
Prudential Financial, Inc.,
2.30%, 8/15/18	140	141
2.35%, 8/15/19	200	199
5.38%, 6/21/20	175	195
4.50%, 11/15/20	270	290
3.50%, 5/15/24	85	85
5.75%, 7/15/33	50	57
5.70%, 12/14/36	200	226
6.63%, 12/1/37	200	245
8.88%, 6/15/38	450	506
5.63%, 6/15/43	200	204
5.20%, 3/15/44	65	63
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	593
Torchmark Corp.,
3.80%, 9/15/22	420	415
Voya Financial, Inc.,
2.90%, 2/15/18	50	50

		8,074

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
1.75%, 3/24/17	100	100
5.85%, 9/1/17	592	634
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	325
3.75%, 11/24/23	1,000	1,040
Caterpillar, Inc.,
3.90%, 5/27/21	500	531
5.20%, 5/27/41	450	486
3.80%, 8/15/42	102	91
4.30%, 5/15/44	150	145
Deere & Co.,
2.60%, 6/8/22	125	123
5.38%, 10/16/29	250	290
8.10%, 5/15/30	100	141
Dover Corp.,
4.30%, 3/1/21	310	334
Eaton Corp.,
1.50%, 11/2/17	215	214
2.75%, 11/2/22	1,000	968
IDEX Corp.,
4.20%, 12/15/21	200	207
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	130
3.38%, 9/15/21	250	257
3.50%, 3/1/24	250	257
3.90%, 9/1/42	200	190
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,545
John Deere Capital Corp.,
2.00%, 1/13/17	115	116
1.40%, 3/15/17	250	250
1.20%, 10/10/17	250	249
1.30%, 3/12/18	250	248
1.60%, 7/13/18	215	214
5.75%, 9/10/18	200	220
1.70%, 1/15/20	150	146
2.05%, 3/10/20	1,250	1,235
2.45%, 9/11/20	100	100
3.15%, 10/15/21	250	254
2.80%, 1/27/23	150	147
Kennametal, Inc.,
2.65%, 11/1/19	100	97
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	217
4.20%, 11/21/34	200	203
4.45%, 11/21/44	500	520

		12,264

Managed Care - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	262
2.75%, 11/15/22	400	388
6.63%, 6/15/36	40	48
6.75%, 12/15/37	150	189
4.50%, 5/15/42	100	98

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Managed Care - 0.3% continued
Anthem, Inc.,
2.38%, 2/15/17	$200	$202
5.88%, 6/15/17	350	370
1.88%, 1/15/18	205	204
2.30%, 7/15/18	165	165
3.30%, 1/15/23	430	418
3.50%, 8/15/24	320	312
5.95%, 12/15/34	50	56
4.63%, 5/15/42	525	496
Cigna Corp.,
3.25%, 4/15/25	330	324
6.15%, 11/15/36	45	51
5.38%, 2/15/42	310	340
Humana, Inc.,
2.63%, 10/1/19	100	100
3.15%, 12/1/22	85	83
8.15%, 6/15/38	280	380
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	208
4.70%, 2/15/21	300	328
2.88%, 3/15/22	1,300	1,298
3.75%, 7/15/25	430	443
5.80%, 3/15/36	250	295
6.63%, 11/15/37	585	746
6.88%, 2/15/38	225	294

		8,333

Mass Merchants - 0.4%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	263
1.13%, 12/15/17	400	400
Target Corp.,
5.38%, 5/1/17	575	607
2.30%, 6/26/19	1,000	1,012
3.88%, 7/15/20	195	209
2.90%, 1/15/22	515	524
6.50%, 10/15/37	125	161
7.00%, 1/15/38	325	445
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	349
3.63%, 7/8/20	200	214
4.25%, 4/15/21	600	661
3.30%, 4/22/24	625	645
5.88%, 4/5/27	250	305
5.25%, 9/1/35	175	199
6.50%, 8/15/37	750	969
6.20%, 4/15/38	275	345
5.63%, 4/1/40	555	660
4.88%, 7/8/40	90	96
5.00%, 10/25/40	350	385
5.63%, 4/15/41	375	446
4.00%, 4/11/43	170	165
4.75%, 10/2/43	100	108
4.30%, 4/22/44	250	255

		9,423

Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.95%, 3/15/25	1,000	987
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	219
3.88%, 7/15/23	250	250
Baxter International, Inc.,
1.85%, 1/15/17	100	100
5.38%, 6/1/18	225	242
Becton Dickinson and Co.,
6.38%, 8/1/19	125	141
2.68%, 12/15/19	429	431
3.25%, 11/12/20	430	436
3.13%, 11/8/21	150	151
3.30%, 3/1/23	130	128
6.00%, 5/15/39	290	333
4.69%, 12/15/44	55	56
Boston Scientific Corp.,
2.65%, 10/1/18	80	80
2.85%, 5/15/20	130	129
3.85%, 5/15/25	250	246
7.38%, 1/15/40	100	122
CR Bard, Inc.,
1.38%, 1/15/18	160	158
Danaher Corp.,
5.63%, 1/15/18	200	216
3.90%, 6/23/21	250	266
Life Technologies Corp.,
6.00%, 3/1/20	500	554
Medtronic PLC,
1.50%, 3/15/18	280	280
2.50%, 3/15/20	1,000	1,007
4.13%, 3/15/21	500	532

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Medical Equipment & Devices Manufacturing - 0.5% continued
3.13%, 3/15/22	$150	$152
2.75%, 4/1/23	80	78
3.50%, 3/15/25	750	756
4.38%, 3/15/35	1,275	1,289
6.50%, 3/15/39	100	127
5.55%, 3/15/40	200	230
4.50%, 3/15/42	100	100
4.63%, 3/15/44	100	102
4.63%, 3/15/45	500	516
St. Jude Medical, Inc.,
3.25%, 4/15/23	140	137
4.75%, 4/15/43	150	147
Stryker Corp.,
4.10%, 4/1/43	50	47
4.38%, 5/15/44	200	198
Thermo Fisher Scientific, Inc.,
1.85%, 1/15/18	115	115
3.60%, 8/15/21	250	254
3.30%, 2/15/22	320	319
4.15%, 2/1/24	100	104
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	119
3.38%, 11/30/21	250	250
3.15%, 4/1/22	500	492
3.55%, 4/1/25	120	117
5.75%, 11/30/39	100	110
4.45%, 8/15/45	225	207

		13,030

Metals & Mining - 0.2%
Barrick North America Finance LLC,
6.80%, 9/15/18	175	180
4.40%, 5/30/21	500	449
7.50%, 9/15/38	100	81
Freeport-McMoRan, Inc.,
2.38%, 3/15/18	245	191
4.00%, 11/14/21	500	300
3.55%, 3/1/22	250	145
5.45%, 3/15/43	645	335
Newmont Mining Corp.,
3.50%, 3/15/22	585	521
5.88%, 4/1/35	100	82
4.88%, 3/15/42	150	107
Nucor Corp.,
5.85%, 6/1/18	200	214
4.00%, 8/1/23	250	242
6.40%, 12/1/37	150	159
5.20%, 8/1/43	125	114
Southern Copper Corp.,
3.88%, 4/23/25	100	90
7.50%, 7/27/35	300	280
6.75%, 4/16/40	90	77
5.88%, 4/23/45	500	383

		3,950

Oil & Gas Services & Equipment - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	99
5.13%, 9/15/40	210	208
Cameron International Corp.,
4.50%, 6/1/21	125	130
5.13%, 12/15/43	60	59
Diamond Offshore Drilling, Inc.,
5.88%, 5/1/19	1,000	1,014
Halliburton Co.,
2.70%, 11/15/20	250	247
3.25%, 11/15/21	595	594
4.85%, 11/15/35	75	74
7.45%, 9/15/39	840	1,074
Nabors Industries, Inc.,
4.63%, 9/15/21	545	448
5.10%, 9/15/23	130	103
Rowan Cos., Inc.,
5.00%, 9/1/17	200	199
5.40%, 12/1/42	75	45
5.85%, 1/15/44	135	81

		4,375

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.75%, 11/6/17	265	264
2.50%, 5/14/20	440	436
2.90%, 11/6/22	1,000	967
3.60%, 5/14/25	225	222
4.40%, 11/6/42	415	388
4.70%, 5/14/45	590	577
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	1,000	983

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pharmaceuticals - 0.7% continued
Allergan, Inc.,
1.35%, 3/15/18	$100	$98
Baxalta, Inc.,
2.88%, 6/23/20	370	365
5.25%, 6/23/45(1)	625	627
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	498
2.00%, 8/1/22	600	582
Eli Lilly & Co.,
5.20%, 3/15/17	525	550
1.25%, 3/1/18	165	165
1.95%, 3/15/19	35	35
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	800	872
5.38%, 4/15/34	150	170
6.38%, 5/15/38	530	677
4.20%, 3/18/43	20	20
Johnson & Johnson,
5.55%, 8/15/17	350	374
1.88%, 12/5/19	300	301
3.55%, 5/15/21	250	267
6.95%, 9/1/29	100	142
4.38%, 12/5/33	250	276
5.95%, 8/15/37	100	129
4.85%, 5/15/41	400	458
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	982
2.80%, 5/18/23	300	299
2.75%, 2/10/25	500	487
3.60%, 9/15/42	25	23
4.15%, 5/18/43	60	60
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	800
5.85%, 6/30/39	575	695
Mylan, Inc.,
5.40%, 11/29/43	85	78
Novartis Capital Corp.,
4.40%, 4/24/20	185	203
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	258
4.40%, 5/6/44	250	261
Pfizer, Inc.,
6.20%, 3/15/19	500	562
3.40%, 5/15/24	150	154
7.20%, 3/15/39	700	964
Pharmacia Corp.,
6.60%, 12/1/28	125	160
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	49
Wyeth LLC,
5.95%, 4/1/37	725	862
Zoetis, Inc.,
1.88%, 2/1/18	40	39
3.25%, 2/1/23	500	477
4.70%, 2/1/43	40	35

		17,950

Pipeline - 0.7%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	88
5.60%, 10/15/44	500	373
El Paso Natural Gas Co. LLC,
8.38%, 6/15/32	471	454
Enable Midstream Partners L.P.,
2.40%, 5/15/19	250	222
3.90%, 5/15/24	200	153
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	90	91
4.20%, 9/15/21	255	243
7.50%, 4/15/38	50	48
Energy Transfer Partners L.P.,
5.20%, 2/1/22	750	701
6.63%, 10/15/36	1,010	875
7.50%, 7/1/38	200	185
Enterprise Products Operating LLC,
6.30%, 9/15/17	335	352
2.55%, 10/15/19	100	96
3.35%, 3/15/23	230	208
3.90%, 2/15/24	1,325	1,236
3.70%, 2/15/26	250	224
6.88%, 3/1/33	50	52
7.55%, 4/15/38	485	519
6.45%, 9/1/40	30	29
5.95%, 2/1/41	40	37
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	72
6.50%, 4/1/20	165	168
5.00%, 10/1/21	885	835

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pipeline - 0.7% continued
4.15%, 3/1/22	$175	$156
3.50%, 9/1/23	715	593
7.40%, 3/15/31	380	350
7.30%, 8/15/33	125	115
6.95%, 1/15/38	495	425
6.55%, 9/15/40	85	72
6.38%, 3/1/41	145	121
5.63%, 9/1/41	80	61
5.00%, 8/15/42	450	332
5.40%, 9/1/44	250	189
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	254
7.80%, 8/1/31	260	244
7.75%, 1/15/32	55	52
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	200
5.15%, 10/15/43	20	17
4.20%, 3/15/45	30	22
ONEOK Partners L.P.,
2.00%, 10/1/17	75	72
3.20%, 9/15/18	85	81
6.20%, 9/15/43	100	76
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	106
Plains All American Pipeline L.P./PAA Finance Corp.,
5.75%, 1/15/20	265	262
2.85%, 1/31/23	535	441
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	206
6.50%, 5/1/18	300	310
3.85%, 10/15/23	250	210
5.15%, 6/1/42	255	185
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	315	297
5.00%, 10/1/22	600	532
Southern Union Co.,
8.25%, 11/15/29	25	26
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	370
3.30%, 3/15/23	200	171
7.50%, 9/15/38	50	50
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	54
5.95%, 9/25/43	100	96
4.50%, 3/15/45	215	165
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	153
4.25%, 4/1/24	200	173
5.30%, 4/1/44	100	74
Williams Partners L.P.,
4.00%, 11/15/21	310	259
3.60%, 3/15/22	50	39
6.30%, 4/15/40	130	100
5.80%, 11/15/43	200	140
5.10%, 9/15/45	875	576
Williams Partners L.P./ACMP Finance Corp.,
4.88%, 5/15/23	210	170
4.88%, 3/15/24	650	521
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	55	56

		16,435

Power Generation - 0.2%
Consumers Energy Co.,
6.13%, 3/15/19	200	224
2.85%, 5/15/22	545	540
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	189
DTE Electric Co.,
5.60%, 6/15/18	125	137
2.65%, 6/15/22	160	158
6.63%, 6/1/36	200	259
5.70%, 10/1/37	50	60
3.95%, 6/15/42	100	96
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	242
4.25%, 6/15/22	250	253
Mississippi Power Co.,
4.25%, 3/15/42	355	271
Northern States Power Co.,
5.25%, 3/1/18	125	134
6.25%, 6/1/36	100	127
5.35%, 11/1/39	1,065	1,228
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	319

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Power Generation - 0.2% continued
System Energy Resources, Inc.,
4.10%, 4/1/23	$160	$163
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	108

		4,508

Property & Casualty Insurance - 0.3%
ACE INA Holdings, Inc.,
5.90%, 6/15/19	355	397
2.70%, 3/13/23	300	293
6.70%, 5/15/36	50	65
4.15%, 3/13/43	100	98
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.55%, 5/9/35	50	58
6.13%, 5/15/37	100	101
5.20%, 1/15/42	225	224
6.50%, 5/15/57	225	247
American International Group, Inc.,
4.13%, 2/15/24	910	934
6.25%, 5/1/36	200	231
4.50%, 7/16/44	65	60
4.38%, 1/15/55	85	73
Aon Corp.,
5.00%, 9/30/20	200	219
Assurant, Inc.,
2.50%, 3/15/18	50	50
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	64
5.40%, 5/15/18	300	326
5.75%, 1/15/40	255	298
4.40%, 5/15/42	100	99
4.30%, 5/15/43	125	123
Berkshire Hathaway, Inc.,
1.90%, 1/31/17	125	126
2.10%, 8/14/19	250	252
4.50%, 2/11/43	300	302
Chubb (The) Corp.,
5.75%, 5/15/18	325	354
6.00%, 5/11/37	50	61
6.50%, 5/15/38	85	110
CNA Financial Corp.,
7.35%, 11/15/19	250	288
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	277
5.13%, 4/15/22	145	159
5.95%, 10/15/36	285	327
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	115
Loews Corp.,
2.63%, 5/15/23	250	238
4.13%, 5/15/43	75	68
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	450	446
3.50%, 3/10/25	125	123
Progressive (The) Corp.,
3.75%, 8/23/21	330	349
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	90
Travelers (The) Cos., Inc.,
5.80%, 5/15/18	375	409
6.25%, 6/15/37	375	474
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	79

		8,695

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	34
3.00%, 9/15/22	460	453
3.70%, 9/15/24	515	519
6.40%, 12/15/35	55	63
6.15%, 3/1/37	70	78
6.65%, 11/15/37	550	639
7.85%, 3/1/39	100	129
6.90%, 8/15/39	310	367
Discovery Communications LLC,
5.63%, 8/15/19	250	272
4.38%, 6/15/21	1,910	1,958
3.25%, 4/1/23	60	55
6.35%, 6/1/40	125	125
4.95%, 5/15/42	85	71
Historic TW, Inc.,
6.88%, 6/15/18	250	278
NBCUniversal Media LLC,
2.88%, 1/15/23	1,340	1,331

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Publishing & Broadcasting - 0.3% continued
6.40%, 4/30/40	$115	$143
4.45%, 1/15/43	10	10

		6,525

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	108
4.10%, 6/1/21	20	21
3.05%, 9/1/22	440	440
3.00%, 3/15/23	91	90
3.75%, 4/1/24	355	364
3.40%, 9/1/24	100	100
6.20%, 8/15/36	455	536
4.95%, 9/15/41	250	255
4.40%, 3/15/42	280	266
CSX Corp.,
4.25%, 6/1/21	100	106
3.70%, 11/1/23	50	51
3.40%, 8/1/24	500	497
6.00%, 10/1/36	100	113
6.15%, 5/1/37	190	221
6.22%, 4/30/40	365	430
5.50%, 4/15/41	50	55
Kansas City Southern,
2.35%, 5/15/20	100	96
Norfolk Southern Corp.,
5.90%, 6/15/19	320	356
3.25%, 12/1/21	250	249
2.90%, 2/15/23	450	435
7.25%, 2/15/31	500	635
7.05%, 5/1/37	90	113
3.95%, 10/1/42	20	17
Union Pacific Corp.,
4.16%, 7/15/22	437	472
2.95%, 1/15/23	35	35
2.75%, 4/15/23	65	64
3.65%, 2/15/24	524	547
4.75%, 9/15/41	100	107
4.30%, 6/15/42	200	200

		6,979

Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	104
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	99
American Tower Corp.,
3.40%, 2/15/19	130	133
4.70%, 3/15/22	375	394
5.00%, 2/15/24	250	265
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	170
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	50
Boston Properties L.P.,
5.88%, 10/15/19	500	555
3.85%, 2/1/23	150	153
3.13%, 9/1/23	135	131
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	156
Camden Property Trust,
2.95%, 12/15/22	150	144
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	83
5.25%, 2/15/24	100	102
DDR Corp.,
3.50%, 1/15/21	150	149
4.63%, 7/15/22	100	103
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	240
Duke Realty L.P.,
5.95%, 2/15/17	46	48
4.38%, 6/15/22	100	103
EPR Properties,
7.75%, 7/15/20	50	58
5.75%, 8/15/22	100	105
Equity Commonwealth,
6.25%, 6/15/17	75	77
5.88%, 9/15/20	100	107
Equity One, Inc.,
3.75%, 11/15/22	100	97
ERP Operating L.P.,
4.75%, 7/15/20	335	362
4.63%, 12/15/21	185	201
4.50%, 6/1/45	55	56
Essex Portfolio L.P.,
3.25%, 5/1/23	50	49
3.88%, 5/1/24	200	200

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Real Estate - 0.5% continued
Federal Realty Investment Trust,
3.00%, 8/1/22	$25	$25
HCP, Inc.,
2.63%, 2/1/20	300	295
3.15%, 8/1/22	100	96
3.88%, 8/15/24	860	834
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	221
Highwoods Realty L.P.,
3.63%, 1/15/23	100	97
Hospitality Properties Trust,
5.63%, 3/15/17	500	517
6.70%, 1/15/18	75	79
5.00%, 8/15/22	300	308
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	206
Kilroy Realty L.P.,
3.80%, 1/15/23	200	198
Kimco Realty Corp.,
3.20%, 5/1/21	240	240
Lexington Realty Trust,
4.40%, 6/15/24	200	199
Liberty Property L.P.,
6.63%, 10/1/17	50	54
4.13%, 6/15/22	250	253
4.40%, 2/15/24	80	81
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	98
National Retail Properties, Inc.,
3.80%, 10/15/22	100	100
3.30%, 4/15/23	100	96
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	100
Realty Income Corp.,
2.00%, 1/31/18	250	250
3.25%, 10/15/22	265	256
4.65%, 8/1/23	185	193
Regency Centers L.P.,
5.88%, 6/15/17	19	20
Senior Housing Properties Trust,
3.25%, 5/1/19	75	75
4.75%, 5/1/24	125	122
Simon Property Group L.P.,
2.15%, 9/15/17	225	227
2.75%, 2/1/23	100	98
UDR, Inc.,
4.63%, 1/10/22	165	176
Ventas Realty L.P.,
5.70%, 9/30/43	100	110
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	407
3.25%, 8/15/22	320	312
Vornado Realty L.P.,
5.00%, 1/15/22	160	170
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	228
Welltower, Inc.,
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	78
5.13%, 3/15/43	150	150
Weyerhaeuser Co.,
4.63%, 9/15/23	185	192

		11,758

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	75	79
3.63%, 9/15/24	250	233
6.50%, 3/1/41	256	256
Phillips 66,
2.95%, 5/1/17	150	152
4.65%, 11/15/34	275	258
4.88%, 11/15/44	200	178
Valero Energy Corp.,
9.38%, 3/15/19	100	118
7.50%, 4/15/32	765	843
10.50%, 3/15/39	325	432

		2,549

Restaurants - 0.2%
McDonald’s Corp.,
5.80%, 10/15/17	750	801
5.35%, 3/1/18	100	107
2.20%, 5/26/20	1,890	1,856
3.63%, 5/20/21	100	103
6.30%, 10/15/37	505	592
3.70%, 2/15/42	100	84
Starbucks Corp.,
3.85%, 10/1/23	200	212

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Restaurants - 0.2% continued
4.30%, 6/15/45	$200	$207

		3,962

Retail - Consumer Discretionary - 0.4%
Amazon.com, Inc.,
2.60%, 12/5/19	530	538
2.50%, 11/29/22	150	145
3.80%, 12/5/24	500	520
4.80%, 12/5/34	50	53
AutoZone, Inc.,
7.13%, 8/1/18	1,000	1,121
4.00%, 11/15/20	250	263
2.50%, 4/15/21	95	93
3.70%, 4/15/22	55	56
3.13%, 7/15/23	135	133
eBay, Inc.,
2.20%, 8/1/19	100	99
2.60%, 7/15/22	500	466
4.00%, 7/15/42	235	186
Home Depot (The), Inc.,
2.25%, 9/10/18	65	67
4.40%, 4/1/21	250	275
2.63%, 6/1/22	475	475
2.70%, 4/1/23	125	124
5.88%, 12/16/36	350	427
5.95%, 4/1/41	405	504
4.88%, 2/15/44	405	446
Lowe’s Cos., Inc.,
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	108
3.12%, 4/15/22	500	511
3.88%, 9/15/23	400	423
3.13%, 9/15/24	150	150
5.80%, 10/15/36	100	118
5.80%, 4/15/40	350	419
5.13%, 11/15/41	50	55
4.65%, 4/15/42	50	53
QVC, Inc.,
4.45%, 2/15/25	415	385
5.45%, 8/15/34	450	389
Staples, Inc.,
2.75%, 1/12/18	125	124
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	152
2.50%, 5/15/23	705	680

		9,608

Retail - Consumer Staples - 0.0%
Bunge Ltd. Finance Corp.,
3.20%, 6/15/17	250	252
8.50%, 6/15/19	310	359
Sysco Corp.,
2.60%, 10/1/20	80	80
2.60%, 6/12/22	95	92
6.63%, 3/17/39	200	241

		1,024

Semiconductors - 0.2%
Altera Corp.,
1.75%, 5/15/17	35	35
2.50%, 11/15/18	20	20
4.10%, 11/15/23	210	219
Applied Materials, Inc.,
5.85%, 6/15/41	100	108
Broadcom Corp.,
2.50%, 8/15/22	365	363
Intel Corp.,
1.35%, 12/15/17	280	280
2.70%, 12/15/22	1,510	1,494
3.70%, 7/29/25	500	517
4.00%, 12/15/32	150	149
4.80%, 10/1/41	250	261
4.90%, 7/29/45	250	264
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	50
QUALCOMM, Inc.,
4.65%, 5/20/35	760	705
Texas Instruments, Inc.,
0.88%, 3/12/17	250	249
1.00%, 5/1/18	300	296

		5,010

Software & Services - 0.7%
Autodesk, Inc.,
1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	486
CA, Inc.,
2.88%, 8/15/18	80	80
4.50%, 8/15/23	250	253

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Software & Services - 0.7% continued
Computer Sciences Corp.,
4.45%, 9/15/22	$200	$205
Equifax, Inc.,
3.30%, 12/15/22	365	364
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	250	251
4.90%, 10/15/25	250	245
International Business Machines Corp.,
1.25%, 2/6/17	250	250
7.63%, 10/15/18	1,045	1,205
8.38%, 11/1/19	465	575
2.90%, 11/1/21	235	238
3.38%, 8/1/23	425	432
3.63%, 2/12/24	375	386
7.00%, 10/30/25	385	494
6.50%, 1/15/28	100	125
5.60%, 11/30/39	275	320
Intuit, Inc.,
5.75%, 3/15/17	100	105
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	80
6.55%, 11/15/37	100	113
Microsoft Corp.,
0.88%, 11/15/17	125	125
1.00%, 5/1/18	100	99
4.20%, 6/1/19	250	270
2.00%, 11/3/20	150	150
2.38%, 2/12/22	490	484
3.13%, 11/3/25	1,310	1,317
3.50%, 2/12/35	175	162
5.20%, 6/1/39	365	413
4.50%, 10/1/40	700	728
5.30%, 2/8/41	190	219
3.50%, 11/15/42	150	132
4.45%, 11/3/45	360	371
4.00%, 2/12/55	350	314
Moody’s Corp.,
4.88%, 2/15/24	250	266
Oracle Corp.,
5.75%, 4/15/18	150	164
5.00%, 7/8/19	295	324
2.25%, 10/8/19	335	338
2.50%, 10/15/22	535	522
3.40%, 7/8/24	2,075	2,107
2.95%, 5/15/25	1,000	974
6.50%, 4/15/38	335	420
6.13%, 7/8/39	315	381
5.38%, 7/15/40	100	111
4.13%, 5/15/45	30	28
Symantec Corp.,
2.75%, 6/15/17	410	409
4.20%, 9/15/20	140	145
Xerox Corp.,
6.75%, 2/1/17	500	524
6.35%, 5/15/18	410	438
5.63%, 12/15/19	120	128
2.80%, 5/15/20	290	277
3.80%, 5/15/24	130	121
6.75%, 12/15/39	60	58

		18,801

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
5.75%, 6/1/17	211	223
1.90%, 7/20/18	215	215
2.25%, 8/12/19	95	95
4.75%, 5/18/20	250	269
4.13%, 5/15/21	100	106
2.75%, 12/1/22	350	341
3.88%, 7/20/25	2,415	2,465
4.88%, 7/20/35	500	516
6.13%, 9/15/39	500	584
5.13%, 7/20/45	330	348
Kroger (The) Co.,
2.20%, 1/15/17	190	192
6.15%, 1/15/20	25	28
2.95%, 11/1/21	660	653
3.40%, 4/15/22	400	405
7.50%, 4/1/31	200	255
6.90%, 4/15/38	100	123
Walgreen Co.,
5.25%, 1/15/19	131	140
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	35	35
2.70%, 11/18/19	100	100
4.50%, 11/18/34	50	46

		7,139

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	$56	$69
4.75%, 5/5/21	725	787
2.85%, 8/9/22	100	97
2.95%, 5/2/23	100	97
9.95%, 11/10/38	49	79
10.20%, 2/6/39	33	54
4.25%, 8/9/42	135	124
4.50%, 5/2/43	250	237
5.38%, 1/31/44	370	398
Philip Morris International, Inc.,
1.63%, 3/20/17	500	503
5.65%, 5/16/18	375	409
4.50%, 3/26/20	250	272
4.13%, 5/17/21	250	265
2.90%, 11/15/21	300	304
2.63%, 3/6/23	100	98
3.38%, 8/11/25	250	253
6.38%, 5/16/38	280	353
3.88%, 8/21/42	150	137
4.13%, 3/4/43	100	94
4.88%, 11/15/43	100	106
4.25%, 11/10/44	350	338
Reynolds American, Inc.,
3.25%, 6/12/20	1,600	1,626
3.25%, 11/1/22	175	173
7.25%, 6/15/37	500	612
4.75%, 11/1/42	205	196
6.15%, 9/15/43	65	74
5.85%, 8/15/45	310	345
RJ Reynolds Tobacco Co.,
2.30%, 8/21/17	100	101

		8,201

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	93
FedEx Corp.,
8.00%, 1/15/19	290	338
2.30%, 2/1/20	250	251
2.70%, 4/15/23	35	34
4.00%, 1/15/24	100	104
3.90%, 2/1/35	100	91
3.88%, 8/1/42	50	43
4.10%, 4/15/43	50	44
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	96
PACCAR Financial Corp.,
1.60%, 3/15/17	90	90
1.45%, 3/9/18	365	363
1.75%, 8/14/18	100	100
2.20%, 9/15/19	100	100
Ryder System, Inc.,
2.50%, 3/1/17	65	65
3.50%, 6/1/17	45	46
2.50%, 3/1/18	100	100
2.55%, 6/1/19	135	134
2.65%, 3/2/20	900	885
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	62
United Parcel Service, Inc.,
5.50%, 1/15/18	775	839
2.45%, 10/1/22	160	158
6.20%, 1/15/38	160	205
3.63%, 10/1/42	105	98

		4,339

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	100
Marriott International, Inc.,
3.00%, 3/1/19	250	253
3.38%, 10/15/20	125	127
3.13%, 10/15/21	750	749
3.25%, 9/15/22	50	49
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	219
3.13%, 2/15/23	150	147
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	186
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	101

		1,951

Utilities - 1.9%
AGL Capital Corp.,
3.50%, 9/15/21	650	652
5.88%, 3/15/41	100	110
Alabama Power Co.,
6.13%, 5/15/38	50	61

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities - 1.9% continued
5.50%, 3/15/41	$150	$169
4.10%, 1/15/42	75	71
3.85%, 12/1/42	60	55
Ameren Illinois Co.,
2.70%, 9/1/22	500	492
3.25%, 3/1/25	500	503
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
American Water Capital Corp.,
3.40%, 3/1/25	35	36
6.59%, 10/15/37	125	162
4.30%, 12/1/42	75	76
Appalachian Power Co.,
4.60%, 3/30/21	250	267
6.38%, 4/1/36	1,000	1,160
7.00%, 4/1/38	75	93
Arizona Public Service Co.,
8.75%, 3/1/19	250	297
4.50%, 4/1/42	230	236
4.70%, 1/15/44	100	106
Atmos Energy Corp.,
4.15%, 1/15/43	250	242
4.13%, 10/15/44	75	72
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	285
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	149
6.13%, 4/1/36	600	700
6.50%, 9/15/37	200	243
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	101
4.50%, 4/1/44	50	52
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	92
6.63%, 11/1/37	50	59
5.85%, 1/15/41	50	55
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	44
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	130	135
CMS Energy Corp.,
6.25%, 2/1/20	200	227
4.70%, 3/31/43	301	297
Commonwealth Edison Co.,
6.15%, 9/15/17	225	242
5.80%, 3/15/18	300	325
6.45%, 1/15/38	200	255
3.80%, 10/1/42	90	83
4.60%, 8/15/43	100	104
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	407
4.30%, 4/15/44	15	15
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	271
3.30%, 12/1/24	185	185
5.30%, 3/1/35	150	167
5.85%, 3/15/36	100	119
6.20%, 6/15/36	200	242
6.75%, 4/1/38	100	129
5.50%, 12/1/39	85	97
5.70%, 6/15/40	450	527
4.45%, 3/15/44	100	100
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	127
Dominion Gas Holdings LLC,
2.50%, 12/15/19	280	280
Dominion Resources, Inc.,
1.40%, 9/15/17	150	148
6.40%, 6/15/18	20	22
2.50%, 12/1/19	90	90
5.25%, 8/1/33	250	260
5.95%, 6/15/35	750	833
7.00%, 6/15/38	20	24
4.90%, 8/1/41	35	34
4.05%, 9/15/42	100	88
DTE Energy Co.,
6.38%, 4/15/33	50	61
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	213
5.10%, 4/15/18	65	70
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	129
6.10%, 6/1/37	150	181
6.00%, 1/15/38	35	43
6.05%, 4/15/38	175	217
3.75%, 6/1/45	350	324

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities - 1.9% continued
Duke Energy Corp.,
1.63%, 8/15/17	$100	$100
6.25%, 6/15/18	100	110
3.75%, 4/15/24	100	101
Duke Energy Florida LLC,
5.80%, 9/15/17	50	54
5.65%, 6/15/18	225	246
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	64
6.40%, 6/15/38	285	364
Duke Energy Indiana, Inc.,
6.35%, 8/15/38	25	32
6.45%, 4/1/39	225	288
4.20%, 3/15/42	100	98
4.90%, 7/15/43	1,000	1,081
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	136
Duke Energy Progress LLC,
5.30%, 1/15/19	150	165
3.00%, 9/15/21	150	153
2.80%, 5/15/22	100	100
4.10%, 3/15/43	200	194
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	246
Entergy Corp.,
4.70%, 1/15/17	125	128
Entergy Louisiana LLC,
6.50%, 9/1/18	100	111
5.40%, 11/1/24	150	171
Entergy Texas, Inc.,
7.13%, 2/1/19	250	283
Eversource Energy,
2.80%, 5/1/23	105	101
3.15%, 1/15/25	100	98
Exelon Corp.,
5.63%, 6/15/35	75	80
Florida Power & Light Co.,
5.55%, 11/1/17	225	240
5.65%, 2/1/37	335	402
5.95%, 2/1/38	150	187
5.69%, 3/1/40	400	487
4.13%, 2/1/42	250	249
4.05%, 6/1/42	100	98
Georgia Power Co.,
4.25%, 12/1/19	500	534
2.85%, 5/15/22	100	98
5.40%, 6/1/40	250	263
4.30%, 3/15/42	60	55
4.30%, 3/15/43	100	92
Great Plains Energy, Inc.,
5.29%, 6/15/22	220	241
Interstate Power & Light Co.,
4.70%, 10/15/43	50	53
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	490
5.30%, 10/1/41	50	54
KeySpan Corp.,
5.80%, 4/1/35	425	463
MidAmerican Energy Co.,
5.30%, 3/15/18	500	537
3.50%, 10/15/24	100	102
4.80%, 9/15/43	100	107
4.40%, 10/15/44	150	152
Midamerican Funding LLC,
6.93%, 3/1/29	50	64
National Fuel Gas Co.,
4.90%, 12/1/21	150	154
3.75%, 3/1/23	250	232
Nevada Power Co.,
6.65%, 4/1/36	100	126
6.75%, 7/1/37	1,000	1,268
5.45%, 5/15/41	35	39
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67	25	19
NiSource Finance Corp.,
5.45%, 9/15/20	200	219
5.95%, 6/15/41	100	115
5.25%, 2/15/43	100	106
4.80%, 2/15/44	80	81
NSTAR Electric Co.,
2.38%, 10/15/22	100	96
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	161
4.20%, 12/1/42	50	46
4.55%, 6/1/44	260	246
Ohio Power Co.,
6.60%, 2/15/33	100	121

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities - 1.9% continued
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	$65	$66
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	250
4.10%, 6/1/22	250	260
7.25%, 1/15/33	200	256
7.50%, 9/1/38	145	192
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	705
4.25%, 5/15/21	432	463
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	97
3.75%, 2/15/24	1,000	1,030
6.05%, 3/1/34	550	648
5.80%, 3/1/37	100	116
5.40%, 1/15/40	160	181
3.75%, 8/15/42	50	45
4.60%, 6/15/43	125	127
4.30%, 3/15/45	250	247
PacifiCorp,
2.95%, 2/1/22	100	101
5.25%, 6/15/35	50	56
6.10%, 8/1/36	200	243
6.25%, 10/15/37	275	340
6.00%, 1/15/39	60	73
PECO Energy Co.,
5.35%, 3/1/18	25	27
4.80%, 10/15/43	100	108
Potomac Electric Power Co.,
3.60%, 3/15/24	150	155
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	52
3.50%, 12/1/22	35	35
5.00%, 3/15/44	100	103
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	508
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	349
5.20%, 7/15/41	35	40
4.13%, 6/15/44	100	99
Progress Energy, Inc.,
7.75%, 3/1/31	50	64
PSEG Power LLC,
2.45%, 11/15/18	35	35
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,033
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	146
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	150
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	621
2.30%, 9/15/18	165	167
3.00%, 5/15/25	500	494
5.38%, 11/1/39	250	288
3.95%, 5/1/42	50	48
3.65%, 9/1/42	30	28
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	95
5.80%, 3/15/40	250	300
5.64%, 4/15/41	80	95
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	208
6.13%, 9/15/37	50	63
4.50%, 8/15/40	150	157
3.95%, 11/15/41	100	96
4.30%, 4/1/42	150	152
SCANA Corp.,
4.75%, 5/15/21	75	78
4.13%, 2/1/22	135	132
Sempra Energy,
2.30%, 4/1/17	80	80
6.15%, 6/15/18	400	437
2.40%, 3/15/20	250	245
2.88%, 10/1/22	60	58
6.00%, 10/15/39	250	280
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	162
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	126
6.05%, 1/15/38	265	312
4.35%, 2/1/42	115	110
5.10%, 6/1/65	50	52
Southern (The) Co.,
2.45%, 9/1/18	35	35

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities - 1.9% continued
Southern California Edison Co.,
5.50%, 8/15/18	$100	$109
3.88%, 6/1/21	150	159
2.40%, 2/1/22	180	177
6.65%, 4/1/29	300	374
6.00%, 1/15/34	100	120
5.35%, 7/15/35	586	660
5.55%, 1/15/37	275	319
5.95%, 2/1/38	100	122
6.05%, 3/15/39	50	62
5.50%, 3/15/40	150	177
3.90%, 3/15/43	150	143
Southern California Gas Co.,
5.75%, 11/15/35	150	183
3.75%, 9/15/42	575	536
Southern Power Co.,
2.38%, 6/1/20	155	151
5.25%, 7/15/43	60	57
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	432
3.55%, 2/15/22	150	152
6.20%, 3/15/40	200	237
Southwestern Public Service Co.,
6.00%, 10/1/36	100	116
Tampa Electric Co.,
2.60%, 9/15/22	220	212
4.10%, 6/15/42	50	47
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	99
Union Electric Co.,
6.40%, 6/15/17	400	427
3.90%, 9/15/42	50	48
Virginia Electric & Power Co.,
1.20%, 1/15/18	75	74
5.40%, 4/30/18	425	459
2.95%, 1/15/22	95	96
6.00%, 1/15/36	37	45
6.00%, 5/15/37	15	18
8.88%, 11/15/38	300	472
4.65%, 8/15/43	150	159
4.45%, 2/15/44	75	77
Westar Energy, Inc.,
4.13%, 3/1/42	215	211
4.10%, 4/1/43	60	58
4.63%, 9/1/43	150	158
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	89
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	179
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	288
4.10%, 10/15/44	100	97
Xcel Energy, Inc.,
4.70%, 5/15/20	100	107
6.50%, 7/1/36	100	121

		47,816

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	171
5.50%, 9/15/19	220	242
5.00%, 3/1/20	400	434
5.25%, 11/15/21	500	553
3.55%, 6/1/22	100	102
3.20%, 3/15/25	290	279
Waste Management, Inc.,
6.10%, 3/15/18	250	273
2.90%, 9/15/22	110	108
3.90%, 3/1/35	125	116
4.10%, 3/1/45	500	465

		2,743

Wireless Telecommunications Services - 0.7%
Alltel Corp.,
7.88%, 7/1/32	100	123
Ameritech Capital Funding Corp.,
6.45%, 1/15/18	50	54
AT&T, Inc.,
2.45%, 6/30/20	1,285	1,266
3.88%, 8/15/21	835	861
3.40%, 5/15/25	1,310	1,259
6.45%, 6/15/34	390	437
6.15%, 9/15/34	125	133
6.50%, 9/1/37	480	536
6.30%, 1/15/38	540	591
6.40%, 5/15/38	99	108
5.35%, 9/1/40	433	428

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Wireless Telecommunications Services - 0.7% continued
5.55%, 8/15/41	$142	$143
4.80%, 6/15/44	250	229
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	551
Verizon Communications, Inc.,
4.50%, 9/15/20	500	537
4.60%, 4/1/21	225	242
3.00%, 11/1/21	365	364
3.50%, 11/1/21	260	266
5.15%, 9/15/23	775	852
4.15%, 3/15/24	500	514
7.75%, 6/15/32	175	213
6.40%, 9/15/33	1,065	1,213
6.25%, 4/1/37	740	831
6.40%, 2/15/38	865	987
8.95%, 3/1/39	650	916
7.35%, 4/1/39	1,005	1,246
6.00%, 4/1/41	315	340
6.55%, 9/15/43	455	540
4.86%, 8/21/46	500	473
5.01%, 8/21/54	305	279
Verizon New York, Inc.,
7.38%, 4/1/32	315	356

		16,888

Wireline Telecommunications Services - 0.2%
Embarq Corp.,
8.00%, 6/1/36	265	273
GTE Corp.,
8.75%, 11/1/21	1,370	1,693
6.94%, 4/15/28	150	177
Pacific Bell Telephone Co.,
7.13%, 3/15/26	1,390	1,689
Qwest Corp.,
6.88%, 9/15/33	106	102

		3,934

Total Corporate Bonds (Cost $533,697)		537,427

FOREIGN ISSUER BONDS - 8.6%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	100

Banks - 1.1%
Abbey National Treasury Services PLC,
3.05%, 8/23/18	200	205
2.38%, 3/16/20	750	749
4.00%, 3/13/24	250	261
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	499
Barclays Bank PLC,
5.14%, 10/14/20	500	543
3.75%, 5/15/24	1,165	1,187
BPCE S.A.,
1.61%, 7/25/17	250	249
2.50%, 7/15/19	500	502
4.00%, 4/15/24	250	257
Canadian Imperial Bank of Commerce,
1.55%, 1/23/18	150	149
Commonwealth Bank of Australia,
1.13%, 3/13/17	300	299
2.50%, 9/20/18	250	253
2.25%, 3/13/19	250	251
2.30%, 3/12/20	1,000	990
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,088
3.88%, 2/8/22	750	792
3.95%, 11/9/22	250	253
3.38%, 5/21/25	500	495
5.75%, 12/1/43	250	279
Credit Suisse A.G.,
6.00%, 2/15/18	250	269
1.70%, 4/27/18	500	496
5.30%, 8/13/19	1,000	1,104
5.40%, 1/14/20	500	547
3.00%, 10/29/21	250	249
3.63%, 9/9/24	750	756
Credit Suisse Group Funding Guernsey Ltd.,
4.88%, 5/15/45	500	493
Deutsche Bank A.G.,
6.00%, 9/1/17	1,225	1,297
2.50%, 2/13/19	250	252
Lloyds Bank PLC,
2.00%, 8/17/18	750	751
2.35%, 9/5/19	750	750

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Banks - 1.1% continued
National Australia Bank Ltd.,
2.75%, 3/9/17	$250	$254
1.88%, 7/23/18	250	249
National Bank of Canada,
1.45%, 11/7/17	250	248
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	250
2.50%, 7/19/18	250	253
2.25%, 7/11/19	785	780
2.45%, 1/16/20	510	507
3.00%, 1/18/23	210	206
3.65%, 7/23/25	500	505
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	896
2.50%, 1/25/19	250	252
Toronto-Dominion Bank (The),
1.40%, 4/30/18	165	164
1.75%, 7/23/18	370	369
2.63%, 9/10/18	200	204
2.25%, 11/5/19	270	270
UBS A.G.,
2.38%, 8/14/19	2,000	1,998
4.88%, 8/4/20	400	443
Westpac Banking Corp.,
2.00%, 8/14/17	300	302
1.50%, 12/1/17	450	449
2.25%, 7/30/18	250	252
2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	272
2.30%, 5/26/20	350	348

		26,112

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	191
3.38%, 3/15/25	635	579
7.13%, 5/23/36	100	120
6.13%, 1/15/41	100	107
5.25%, 1/15/45	250	233
LYB International Finance B.V.,
4.00%, 7/15/23	185	185
5.25%, 7/15/43	500	480
4.88%, 3/15/44	65	59
LyondellBasell Industries N.V.,
5.00%, 4/15/19	500	532
4.63%, 2/26/55	35	28
Potash Corp. of Saskatchewan, Inc.,
3.00%, 4/1/25	180	169
5.88%, 12/1/36	50	55
5.63%, 12/1/40	250	263

		3,001

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	154

Diversified Banks - 0.6%
Bank of Montreal,
2.50%, 1/11/17	500	506
1.40%, 9/11/17	250	250
1.45%, 4/9/18	250	249
1.80%, 7/31/18	550	549
2.38%, 1/25/19	35	35
2.55%, 11/6/22	300	296
Bank of Nova Scotia (The),
2.55%, 1/12/17	500	506
1.25%, 4/11/17	150	150
1.30%, 7/21/17	100	100
1.38%, 12/18/17	250	249
2.05%, 6/5/19	700	695
2.13%, 9/11/19	225	225
1.85%, 4/14/20	200	196
4.38%, 1/13/21	250	270
Barclays PLC,
3.65%, 3/16/25	700	673
5.25%, 8/17/45	200	201
BNP Paribas S.A.,
2.38%, 9/14/17	625	632
2.45%, 3/17/19	110	110
5.00%, 1/15/21	1,000	1,106
3.25%, 3/3/23	250	250
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,223
4.88%, 1/14/22	500	548
4.00%, 3/30/22	500	525
6.50%, 9/15/37	300	360
6.80%, 6/1/38	150	187
Royal Bank of Canada,
1.25%, 6/16/17	100	100
1.20%, 9/19/17	375	373
1.40%, 10/13/17	500	499

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Diversified Banks - 0.6% continued
2.20%, 7/27/18	$350	$353
1.80%, 7/30/18	250	249
2.00%, 10/1/18	320	321
2.15%, 3/15/19	500	501
2.20%, 9/23/19	275	275
1.88%, 2/5/20	325	319
2.15%, 3/6/20	500	495
2.10%, 10/14/20	250	246
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	222
Societe Generale S.A.,
2.75%, 10/12/17	250	253
2.63%, 10/1/18	250	253

		14,550

Exploration & Production - 0.4%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	68
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	366
7.40%, 12/1/31	120	143
Canadian Natural Resources Ltd.,
1.75%, 1/15/18	335	326
3.45%, 11/15/21	275	259
3.90%, 2/1/25	175	153
6.25%, 3/15/38	150	137
6.75%, 2/1/39	200	188
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	234
4.25%, 5/9/43	100	92
Encana Corp.,
3.90%, 11/15/21	330	272
6.50%, 8/15/34	100	81
6.63%, 8/15/37	305	247
Nexen Energy ULC,
6.20%, 7/30/19	260	287
7.88%, 3/15/32	75	98
5.88%, 3/10/35	210	227
6.40%, 5/15/37	390	436
Petro-Canada,
6.05%, 5/15/18	50	54
5.95%, 5/15/35	430	431
6.80%, 5/15/38	180	197
Petroleos Mexicanos,
3.50%, 7/18/18	85	84
5.50%, 1/21/21	570	575
4.88%, 1/24/22	4,000	3,850
3.50%, 1/30/23	75	65
6.63%, 6/15/35	200	179
6.50%, 6/2/41	190	164
5.63%, 1/23/46(1)	1,000	765
Talisman Energy, Inc.,
7.75%, 6/1/19	560	604

		10,582

Financial Services - 0.0%
Invesco Finance PLC,
4.00%, 1/30/24	100	104
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	445

		549

Food & Beverage - 0.1%
Diageo Capital PLC,
1.50%, 5/11/17	235	235
5.75%, 10/23/17	850	913
1.13%, 4/29/18	275	270
3.88%, 4/29/43	175	163

		1,581

Government Agencies - 0.2%
Hydro-Quebec,
1.38%, 6/19/17	250	250
9.40%, 2/1/21	200	262
Japan Bank for International Cooperation,
1.13%, 7/19/17	750	745
1.75%, 11/13/18	500	497
1.75%, 5/29/19	1,000	992
Svensk Exportkredit AB,
5.13%, 3/1/17	500	523
1.75%, 5/30/17	250	252
1.88%, 6/23/20	500	498

		4,019

Government Development Banks - 0.9%
Export Development Canada,
0.88%, 1/30/17	750	749
1.50%, 10/3/18	250	251
Export-Import Bank of Korea,
4.00%, 1/11/17	200	204
4.00%, 1/29/21	1,000	1,065

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Government Development Banks - 0.9% continued
KFW,
4.88%, 1/17/17	$200	$208
1.25%, 2/15/17	500	501
0.88%, 12/15/17	2,000	1,987
4.38%, 3/15/18	375	400
1.88%, 4/1/19	1,000	1,007
1.75%, 10/15/19	1,000	1,001
4.00%, 1/27/20	1,500	1,624
1.88%, 6/30/20	3,000	2,996
2.75%, 9/8/20	500	518
2.75%, 10/1/20	1,000	1,036
2.63%, 1/25/22	900	923
2.00%, 10/4/22	250	246
2.13%, 1/17/23	1,000	988
2.00%, 5/2/25	1,500	1,442
0.00%, 4/18/36(5)	500	262
Korea Development Bank (The),
2.25%, 8/7/17	300	301
3.50%, 8/22/17	850	872
3.00%, 3/17/19	200	204
3.00%, 9/14/22	215	216
Landwirtschaftliche Rentenbank,
5.13%, 2/1/17	900	939
1.00%, 4/4/18	500	496
1.88%, 9/17/18	200	202
1.38%, 10/23/19	140	138
2.38%, 6/10/25	1,000	989
Oesterreichische Kontrollbank A.G.,
5.00%, 4/25/17	100	105
1.63%, 3/12/19	300	300
2.38%, 10/1/21	1,000	1,009

		23,179

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	538

Government Regional - 0.3%
Province of British Columbia Canada,
2.65%, 9/22/21	150	153
2.00%, 10/23/22	300	291
7.25%, 9/1/36	175	266
Province of Manitoba Canada,
1.30%, 4/3/17	165	165
1.75%, 5/30/19	100	99
9.25%, 4/1/20	150	190
2.10%, 9/6/22	100	97
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	459
Province of Ontario Canada,
1.10%, 10/25/17	625	622
1.20%, 2/14/18	250	249
1.65%, 9/27/19	250	247
4.00%, 10/7/19	835	895
4.40%, 4/14/20	500	547
2.45%, 6/29/22	500	495
Province of Quebec Canada,
4.63%, 5/14/18	350	375
2.75%, 8/25/21	100	101
2.63%, 2/13/23	875	868
7.50%, 7/15/23	300	392
7.13%, 2/9/24	100	128
2.88%, 10/16/24	250	251
7.50%, 9/15/29	375	539
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	269

		7,698

Hardware - 0.0%
Seagate HDD Cayman,
4.75%, 6/1/23	432	378
5.75%, 12/1/34	142	99

		477

Integrated Oils - 0.6%
BP Capital Markets PLC,
1.38%, 5/10/18	220	217
4.75%, 3/10/19	535	572
2.52%, 1/15/20	290	289
2.32%, 2/13/20	205	202
3.56%, 11/1/21	510	520
2.50%, 11/6/22	370	352
2.75%, 5/10/23	640	601
3.99%, 9/26/23	120	123
3.81%, 2/10/24	540	540
Cenovus Energy, Inc.,
3.00%, 8/15/22	35	31
3.80%, 9/15/23	20	18
6.75%, 11/15/39	590	561

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Integrated Oils - 0.6% continued
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	$300	$302
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	125	129
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	800
Husky Energy, Inc.,
6.20%, 9/15/17	600	626
7.25%, 12/15/19	200	221
3.95%, 4/15/22	100	93
Shell International Finance B.V.,
4.30%, 9/22/19	925	986
2.13%, 5/11/20	280	275
2.25%, 1/6/23	560	524
3.25%, 5/11/25	140	137
6.38%, 12/15/38	870	1,028
3.63%, 8/21/42	200	167
4.38%, 5/11/45	450	425
Statoil ASA,
3.13%, 8/17/17	550	564
5.25%, 4/15/19	1,060	1,156
2.75%, 11/10/21	250	248
7.75%, 6/15/23	100	125
3.70%, 3/1/24	115	116
3.25%, 11/10/24	125	123
7.15%, 1/15/29	250	321
4.25%, 11/23/41	350	330
Suncor Energy, Inc.,
6.10%, 6/1/18	480	516
7.15%, 2/1/32	200	227
5.95%, 12/1/34	50	50
Total Capital Canada Ltd.,
1.45%, 1/15/18	280	278
Total Capital International S.A.,
1.50%, 2/17/17	500	501
2.10%, 6/19/19	1,000	992
3.70%, 1/15/24	125	127
Total Capital S.A.,
4.45%, 6/24/20	345	371
4.25%, 12/15/21	200	214

		15,998

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	213
3.50%, 11/28/22	200	196

		409

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	101

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	33
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	54
3.50%, 2/3/22	125	127
7.13%, 10/1/37	50	64

		278

Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	862
2.95%, 6/15/23	100	98
6.55%, 10/15/37	25	31
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	257
6.88%, 3/11/38	225	261
5.00%, 3/15/42	100	96

		1,605

Metals & Mining - 0.3%
Barrick Gold Corp.,
4.10%, 5/1/23	93	80
BHP Billiton Finance USA Ltd.,
1.63%, 2/24/17	600	599
5.40%, 3/29/17	100	104
2.05%, 9/30/18	200	196
6.50%, 4/1/19	200	220
3.25%, 11/21/21	250	235
4.13%, 2/24/42	600	474
Goldcorp, Inc.,
2.13%, 3/15/18	200	194
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	100
5.75%, 6/1/35	100	97
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	675	731
9.00%, 5/1/19	575	671
3.75%, 9/20/21	500	486

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Metals & Mining - 0.3% continued
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	$150	$150
1.63%, 8/21/17	85	84
2.88%, 8/21/22	1,175	1,066
4.75%, 3/22/42	150	129
4.13%, 8/21/42	300	235
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,520
4.38%, 1/11/22	155	117

		7,488

Oil & Gas Services & Equipment - 0.0%
Ensco PLC,
4.70%, 3/15/21	800	644
5.20%, 3/15/25	300	214
Noble Holding International Ltd.,
6.05%, 3/1/41	70	42

		900

Pharmaceuticals - 0.3%
Actavis Funding SCS,
2.45%, 6/15/19	125	124
3.00%, 3/12/20	1,000	999
3.80%, 3/15/25	1,180	1,174
4.85%, 6/15/44	750	742
4.75%, 3/15/45	480	468
AstraZeneca PLC,
5.90%, 9/15/17	325	348
1.95%, 9/18/19	225	224
2.38%, 11/16/20	300	298
6.45%, 9/15/37	450	569
4.00%, 9/18/42	250	233
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	251
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	932
Sanofi,
1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	535
Teva Pharmaceutical Finance Co. B.V.,
3.65%, 11/10/21	156	158
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	213

		7,308

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	133
4.50%, 6/10/44	40	27
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	215	234
9.88%, 1/1/21	175	224
5.85%, 3/15/36	200	206
6.20%, 10/15/37	840	884
6.35%, 5/15/67	100	75

		1,783

Property & Casualty Insurance - 0.1%
Aon PLC,
4.25%, 12/12/42	450	402
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	277
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	118
Trinity Acquisition PLC,
6.13%, 8/15/43	75	80
Willis Group Holdings PLC,
5.75%, 3/15/21	450	497
XLIT Ltd.,
4.45%, 3/31/25	210	206
6.25%, 5/15/27	50	57
5.25%, 12/15/43	250	258

		1,895

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	591

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	548
2.85%, 12/15/21	85	85
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	19
6.20%, 6/1/36	40	50
6.38%, 11/15/37	20	26
3.50%, 11/15/42	150	135
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	55
5.95%, 5/15/37	710	791

		1,742

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	$200	$207
5.50%, 8/15/35	150	153
5.65%, 11/23/43	285	298

		658

Sovereigns - 1.1%
Brazilian Government International Bond,
10.13%, 5/15/27	200	236
Canada Government International Bond,
0.88%, 2/14/17	545	545
1.63%, 2/27/19	165	165
Chile Government International Bond,
3.25%, 9/14/21	400	414
3.63%, 10/30/42	200	174
Colombia Government International Bond,
7.38%, 1/27/17	500	525
7.38%, 3/18/19	250	280
4.38%, 7/12/21	1,000	1,005
7.38%, 9/18/37	350	386
6.13%, 1/18/41	250	241
5.63%, 2/26/44	500	456
5.00%, 6/15/45	500	417
Israel Government International Bond,
5.13%, 3/26/19	250	276
4.00%, 6/30/22	250	268
4.50%, 1/30/43	200	200
Italy Government International Bond,
5.38%, 6/12/17	1,675	1,761
5.38%, 6/15/33	175	200
Mexico Government International Bond,
5.63%, 1/15/17	770	800
5.95%, 3/19/19	500	555
5.13%, 1/15/20	1,360	1,482
3.50%, 1/21/21	1,000	1,015
4.00%, 10/2/23	150	152
7.50%, 4/8/33	100	130
6.75%, 9/27/34	750	900
6.05%, 1/11/40	820	898
4.75%, 3/8/44	1,000	911
5.55%, 1/21/45	500	512
4.60%, 1/23/46	500	442
Panama Government International Bond,
4.00%, 9/22/24	575	575
3.75%, 3/16/25	500	490
6.70%, 1/26/36	550	653
Peruvian Government International Bond,
7.35%, 7/21/25	250	313
6.55%, 3/14/37	500	577
5.63%, 11/18/50	600	612
Philippine Government International Bond,
4.20%, 1/21/24	500	542
10.63%, 3/16/25	500	786
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	702
6.38%, 10/23/34	500	652
5.00%, 1/13/37	500	583
Poland Government International Bond,
6.38%, 7/15/19	400	457
5.13%, 4/21/21	150	167
3.00%, 3/17/23	1,000	990
4.00%, 1/22/24	150	158
Republic of Korea,
7.13%, 4/16/19	150	174
3.88%, 9/11/23	200	216
South Africa Government International Bond,
6.88%, 5/27/19	275	294
5.38%, 7/24/44	500	450
Turkey Government International Bond,
3.25%, 3/23/23	250	229
5.75%, 3/22/24	300	317
6.88%, 3/17/36	500	560
6.00%, 1/14/41	1,500	1,533
6.63%, 2/17/45	270	303
Uruguay Government International Bond,
7.63%, 3/21/36	250	309
4.13%, 11/20/45	400	310

		28,534

Supermarkets & Pharmacies - 0.0%
Delhaize Group,
5.70%, 10/1/40	400	412

Supranationals - 1.7%
African Development Bank,
1.13%, 3/15/17	500	500
0.88%, 3/15/18	250	248
Asian Development Bank,
1.13%, 3/15/17	355	356

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Supranationals - 1.7% continued
1.13%, 6/5/18	$1,000	$994
5.59%, 7/16/18	50	55
1.75%, 9/11/18	150	151
1.75%, 3/21/19	1,500	1,509
1.88%, 4/12/19	150	151
1.50%, 1/22/20	250	247
1.38%, 3/23/20	250	246
2.13%, 11/24/21	100	100
Corp. Andina de Fomento,
4.38%, 6/15/22	613	653
Council Of Europe Development Bank,
1.50%, 6/19/17	200	201
1.75%, 11/14/19	1,000	998
European Bank for Reconstruction & Development,
1.00%, 2/16/17	500	501
0.75%, 9/1/17	300	298
1.00%, 6/15/18	150	149
1.75%, 6/14/19	200	201
1.75%, 11/26/19	1,000	1,001
1.50%, 3/16/20	250	248
European Investment Bank,
4.88%, 1/17/17	800	832
1.75%, 3/15/17	1,000	1,008
0.88%, 4/18/17	400	399
5.13%, 5/30/17	350	369
1.63%, 6/15/17	250	252
1.00%, 8/17/17	250	249
1.00%, 12/15/17	2,000	1,989
1.00%, 3/15/18	2,000	1,984
1.25%, 5/15/18	2,500	2,491
1.00%, 6/15/18	1,650	1,634
1.63%, 12/18/18	400	401
1.88%, 3/15/19	250	252
1.63%, 3/16/20	250	248
2.50%, 4/15/21	1,500	1,530
2.13%, 10/15/21	200	199
3.25%, 1/29/24	250	266
2.50%, 10/15/24	1,000	1,006
4.88%, 2/15/36	200	249
Inter-American Development Bank,
1.13%, 3/15/17	1,000	1,002
0.88%, 3/15/18	500	496
1.75%, 8/24/18	250	252
4.25%, 9/10/18	400	430
1.13%, 9/12/19	200	196
3.88%, 9/17/19	600	646
1.75%, 10/15/19	1,000	1,003
3.88%, 2/14/20	500	542
1.88%, 6/16/20	1,000	1,001
3.00%, 2/21/24	150	158
2.13%, 1/15/25	500	487
3.88%, 10/28/41	200	216
International Bank for Reconstruction & Development,
0.88%, 4/17/17	1,000	998
9.25%, 7/15/17	100	112
1.00%, 6/15/18	2,000	1,983
1.88%, 3/15/19	2,500	2,527
2.25%, 6/24/21	500	505
1.63%, 2/10/22	1,000	970
2.50%, 11/25/24	600	605
2.13%, 3/3/25	700	681
2.50%, 7/29/25	500	503
4.75%, 2/15/35	25	31
International Finance Corp.,
1.00%, 4/24/17	890	889
0.88%, 6/15/18	500	494
1.25%, 7/16/18	1,000	996
1.75%, 9/16/19	250	250
Nordic Investment Bank,
5.00%, 2/1/17	100	104
1.88%, 6/14/19	200	201
1.50%, 9/29/20	200	197

		42,640

Winding Up Agencies - 0.1%
FMS Wertmanagement AoeR,
0.63%, 1/30/17	725	722
1.63%, 11/20/18	300	301

		1,023

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	290
6.13%, 11/15/37	315	341
6.13%, 3/30/40	185	204
Rogers Communications, Inc.,
6.80%, 8/15/18	700	781

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Wireless Telecommunications Services - 0.2% continued
3.00%, 3/15/23	$80	$78
5.45%, 10/1/43	100	105
5.00%, 3/15/44	75	75
Vodafone Group PLC,
5.63%, 2/27/17	111	116
1.50%, 2/19/18	310	307
2.95%, 2/19/23	980	918
7.88%, 2/15/30	200	244
6.25%, 11/30/32	330	342
6.15%, 2/27/37	305	301

		4,102

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
1.25%, 2/14/17	250	249
5.95%, 1/15/18	575	620
9.63%, 12/15/30	100	146
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	555
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	149
Orange S.A.,
5.38%, 7/8/19	600	661
9.00%, 3/1/31	610	861
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	1,255	1,403
4.57%, 4/27/23	150	157
7.05%, 6/20/36	110	132
Telefonica Europe B.V.,
8.25%, 9/15/30	85	111
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	333

		5,377

Total Foreign Issuer Bonds (Cost $216,375)		215,384

U.S. GOVERNMENT AGENCIES - 31.4%(6)
Fannie Mae - 14.3%
1.25%, 1/30/17	2,000	2,008
0.75%, 4/20/17	2,000	1,994
5.00%, 5/11/17	1,000	1,054
5.38%, 6/12/17	1,000	1,062
1.00%, 9/27/17	5,000	4,989
1.88%, 9/18/18	1,000	1,014
1.63%, 11/27/18	1,000	1,007
1.88%, 2/19/19	1,000	1,013
1.75%, 6/20/19	1,000	1,008
1.75%, 9/12/19	1,000	1,005
1.75%, 11/26/19	3,000	3,015
2.63%, 9/6/24	2,000	2,021
7.13%, 1/15/30	1,500	2,198
6.63%, 11/15/30	200	283
5.63%, 7/15/37	1,000	1,327
Fannie Mae Multifamily Remic Trust, Series
2015-M12, Class A2,
2.79%, 5/25/25	250	246
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	190	202
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	195	207
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	500	514
Fannie Mae-Aces, Series 2011-M7, Class A2,
2.58%, 9/25/18	198	201
Fannie Mae-Aces, Series 2012-M8, Class ASQ3,
1.80%, 12/25/19	100	100
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	225	226
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	208
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
4.15%, 2/25/43	150	156
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	150	147
Fannie Mae-Aces, Series 2014-M1, Class ASQ2,
2.32%, 11/25/18	140	142
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	101
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	563

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Fannie Mae-Aces, Series 2014-M4, Class ASQ2,
1.27%, 1/25/17	$36	$36
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	145
Fannie Mae-Aces, Series 2015-M1, Class ASQ2,
1.63%, 2/25/18	300	301
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.83%, 4/25/25	500	495
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	245
Fannie Mae-Aces, Series 2015-M7, Class ASQ2,
1.55%, 4/25/18	400	400
Pool #255376,
6.00%, 8/1/19	32	34
Pool #255695,
2.38%, 3/1/35	18	19
Pool #256792,
6.50%, 6/1/22	58	64
Pool #256925,
6.00%, 10/1/37	50	56
Pool #256959,
6.00%, 11/1/37	223	252
Pool #256985,
7.00%, 11/1/37	67	77
Pool #257042,
6.50%, 1/1/38	446	512
Pool #257106,
4.50%, 1/1/28	9	10
Pool #257237,
4.50%, 6/1/28	58	63
Pool #257243,
7.00%, 6/1/38	240	287
Pool #357630,
5.00%, 10/1/19	28	30
Pool #707791,
5.00%, 6/1/33	235	260
Pool #709239,
5.00%, 7/1/18	146	151
Pool #725185,
5.00%, 2/1/19	34	36
Pool #725425,
5.50%, 4/1/34	83	94
Pool #730811,
4.50%, 8/1/33	142	154
Pool #735222,
5.00%, 2/1/35	51	56
Pool #735358,
5.50%, 2/1/35	209	234
Pool #735502,
6.00%, 4/1/35	29	33
Pool #737853,
5.00%, 9/1/33	435	482
Pool #745336,
5.00%, 3/1/36	1,067	1,177
Pool #745418,
5.50%, 4/1/36	80	90
Pool #745754,
5.00%, 9/1/34	583	645
Pool #745826,
6.00%, 7/1/36	276	312
Pool #746272,
4.00%, 10/1/18	89	92
Pool #747383,
5.50%, 10/1/33	192	214
Pool #753678,
2.46%, 12/1/33	118	123
Pool #755632,
5.00%, 4/1/34	174	193
Pool #766083,
2.24%, 2/1/34	3	3
Pool #772730,
5.00%, 4/1/34	183	202
Pool #773287,
2.24%, 3/1/35	127	134
Pool #790406,
6.00%, 9/1/34	108	123
Pool #793666,
5.50%, 9/1/34	147	165
Pool #796250,
5.50%, 11/1/34	67	76
Pool #800471,
5.50%, 10/1/34	492	555
Pool #807701,
4.50%, 12/1/19	22	23

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #811944,
4.50%, 1/1/20	$33	$34
Pool #817795,
6.00%, 8/1/36	52	58
Pool #822455,
2.56%, 4/1/35	67	71
Pool #826057,
5.00%, 7/1/35	133	149
Pool #826368,
2.37%, 7/1/35	67	70
Pool #826585,
5.00%, 8/1/35	250	275
Pool #828523,
5.00%, 7/1/35	73	81
Pool #831676,
6.50%, 8/1/36	28	32
Pool #832628,
5.50%, 9/1/20	45	48
Pool #833067,
5.50%, 9/1/35	302	340
Pool #833163,
5.00%, 9/1/35	171	188
Pool #840577,
5.00%, 10/1/20	29	31
Pool #844909,
4.50%, 10/1/20	9	9
Pool #845425,
6.00%, 2/1/36	235	266
Pool #846600,
2.41%, 1/1/36	251	266
Pool #847921,
5.50%, 11/1/20	132	139
Pool #863759,
4.00%, 12/1/20	26	27
Pool #864435,
4.50%, 12/1/20	66	69
Pool #868435,
6.00%, 4/1/36	306	349
Pool #869710,
6.00%, 4/1/36	102	115
Pool #871135,
6.00%, 1/1/37	66	75
Pool #880505,
6.00%, 8/1/21	13	14
Pool #881818,
6.50%, 8/1/36	208	238
Pool #882055,
2.02%, 6/1/36	82	85
Pool #885769,
6.00%, 6/1/36	35	39
Pool #885866,
6.00%, 6/1/36	129	147
Pool #887111,
5.50%, 5/1/20	30	31
Pool #888100,
5.50%, 9/1/36	318	358
Pool #888152,
5.00%, 5/1/21	66	69
Pool #888205,
6.50%, 2/1/37	80	91
Pool #888318,
2.39%, 2/1/37	48	51
Pool #888447,
4.00%, 5/1/21	37	39
Pool #889224,
5.50%, 1/1/37	387	435
Pool #889390,
6.00%, 3/1/23	57	62
Pool #889401,
6.00%, 3/1/38	182	206
Pool #889415,
6.00%, 5/1/37	764	870
Pool #889579,
6.00%, 5/1/38	404	457
Pool #889630,
6.50%, 3/1/38	50	57
Pool #889886,
7.00%, 12/1/37	66	76
Pool #889970,
5.00%, 12/1/36	295	325
Pool #890234,
6.00%, 10/1/38	189	214
Pool #890329,
4.00%, 4/1/26	3,727	3,967
Pool #890339,
5.00%, 9/1/20	209	216
Pool #892536,
6.50%, 9/1/36	58	66

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #892968,
6.50%, 8/1/21	$6	$6
Pool #893363,
5.00%, 6/1/36	94	103
Pool #893366,
5.00%, 4/1/35	153	169
Pool #894453,
2.71%, 9/1/36	102	109
Pool #898417,
6.00%, 10/1/36	36	40
Pool #899079,
5.00%, 3/1/37	101	112
Pool #902188,
2.66%, 11/1/36	13	14
Pool #902414,
5.50%, 11/1/36	170	190
Pool #905090,
5.50%, 10/1/21	46	48
Pool #905759,
2.31%, 12/1/36	42	45
Pool #906090,
5.50%, 1/1/37	179	200
Pool #910147,
5.00%, 3/1/22	88	94
Pool #912414,
4.50%, 1/1/22	34	35
Pool #915499,
5.00%, 3/1/37	147	162
Pool #915870,
7.00%, 4/1/37	21	22
Pool #918515,
5.00%, 6/1/37	144	158
Pool #920457,
3.01%, 8/1/36	10	11
Pool #920988,
2.12%, 11/1/36	12	12
Pool #923123,
5.00%, 4/1/36	39	42
Pool #923166,
7.50%, 1/1/37	26	28
Pool #928261,
4.50%, 3/1/36	115	125
Pool #928584,
6.50%, 8/1/37	381	437
Pool #928909,
6.00%, 12/1/37	3	3
Pool #928915,
6.00%, 11/1/37	15	17
Pool #930606,
4.00%, 2/1/39	919	972
Pool #931195,
4.50%, 5/1/24	226	243
Pool #931665,
4.50%, 7/1/24	724	778
Pool #932023,
5.00%, 1/1/38	157	173
Pool #932741,
4.50%, 4/1/40	595	652
Pool #934466,
5.50%, 9/1/23	141	154
Pool #940623,
5.50%, 8/1/37	71	79
Pool #943388,
6.00%, 6/1/37	294	333
Pool #943617,
6.00%, 8/1/37	222	253
Pool #945876,
5.50%, 8/1/37	32	35
Pool #946527,
7.00%, 9/1/37	47	53
Pool #947216,
6.00%, 10/1/37	94	107
Pool #949391,
5.50%, 8/1/22	11	12
Pool #953018,
6.50%, 10/1/37	161	183
Pool #953910,
6.00%, 11/1/37	110	124
Pool #955771,
6.50%, 10/1/37	139	163
Pool #959604,
6.50%, 11/1/37	17	19
Pool #959880,
5.50%, 11/1/37	65	72
Pool #962687,
5.00%, 4/1/38	221	243
Pool #963735,
4.50%, 6/1/23	115	122

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #965389,
6.00%, 10/1/23	$86	$91
Pool #966660,
6.00%, 12/1/37	3	4
Pool #968037,
6.00%, 1/1/38	164	186
Pool #969632,
6.50%, 1/1/38	45	53
Pool #970013,
4.50%, 6/1/38	183	198
Pool #971734,
4.50%, 4/1/37	41	44
Pool #972452,
5.50%, 3/1/38	373	417
Pool #975365,
5.00%, 6/1/23	66	71
Pool #976963,
5.50%, 2/1/38	2,355	2,633
Pool #981704,
5.00%, 6/1/23	210	226
Pool #981823,
2.60%, 6/1/38	53	55
Pool #981854,
5.50%, 7/1/38	195	218
Pool #984075,
4.50%, 6/1/23	66	70
Pool #986760,
5.50%, 7/1/38	647	726
Pool #987114,
5.50%, 9/1/23	26	28
Pool #987115,
5.50%, 9/1/23	20	21
Pool #992472,
6.00%, 10/1/38	77	87
Pool #992491,
4.50%, 10/1/23	60	63
Pool #993055,
5.50%, 12/1/38	56	63
Pool #995018,
5.50%, 6/1/38	138	154
Pool #995203,
5.00%, 7/1/35	842	931
Pool #995266,
5.00%, 12/1/23	619	667
Pool #995737,
5.00%, 2/1/38	1,515	1,671
Pool #995879,
6.00%, 4/1/39	199	226
Pool #AA0649,
5.00%, 12/1/38	513	574
Pool #AA2939,
4.50%, 4/1/39	822	901
Pool #AA4482,
4.00%, 4/1/39	825	878
Pool #AA4562,
4.50%, 9/1/39	758	827
Pool #AA8978,
4.50%, 7/1/39	189	207
Pool #AA9357,
4.50%, 8/1/39	853	923
Pool #AB1048,
4.50%, 5/1/40	1,106	1,203
Pool #AB2067,
3.50%, 1/1/41	1,375	1,423
Pool #AB2092,
4.00%, 1/1/41	607	645
Pool #AB2272,
4.50%, 2/1/41	989	1,085
Pool #AB2693,
4.50%, 4/1/41	585	639
Pool #AB2768,
4.50%, 4/1/41	816	891
Pool #AB3035,
5.00%, 5/1/41	1,256	1,387
Pool #AB3246,
5.00%, 7/1/41	425	470
Pool #AB4057,
4.00%, 12/1/41	2,637	2,798
Pool #AB4293,
3.50%, 1/1/42	1,722	1,780
Pool #AB5049,
4.00%, 4/1/42	2,922	3,100
Pool #AB6016,
3.50%, 8/1/42	1,240	1,281
Pool #AB6293,
3.50%, 9/1/27	2,174	2,282
Pool #AB6472,
2.00%, 10/1/27	889	882

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #AB7076,
3.00%, 11/1/42	$3,587	$3,598
Pool #AB7503,
3.00%, 1/1/43	1,697	1,701
Pool #AB7733,
3.00%, 1/1/43	3,010	3,017
Pool #AB8823,
3.00%, 3/1/43	5,314	5,325
Pool #AB9019,
3.00%, 4/1/43	1,319	1,323
Pool #AB9136,
2.50%, 4/1/43	141	137
Pool #AB9363,
3.50%, 5/1/43	4,040	4,176
Pool #AB9990,
3.00%, 7/1/33	327	336
Pool #AC2947,
5.50%, 9/1/39	697	776
Pool #AC2969,
5.00%, 9/1/39	2,872	3,206
Pool #AC3263,
4.50%, 9/1/29	304	333
Pool #AC3312,
4.50%, 10/1/39	1,546	1,672
Pool #AC4861,
4.50%, 11/1/24	594	642
Pool #AC5040,
4.00%, 10/1/24	367	388
Pool #AC6118,
4.50%, 11/1/39	434	470
Pool #AC6742,
4.50%, 1/1/40	1,564	1,712
Pool #AC8518,
5.00%, 12/1/39	824	909
Pool #AC9581,
5.50%, 1/1/40	1,707	1,904
Pool #AD0119,
6.00%, 7/1/38	625	706
Pool #AD0585,
4.50%, 12/1/39	753	828
Pool #AD0639,
6.00%, 12/1/38	184	208
Pool #AD0969,
5.50%, 8/1/37	670	752
Pool #AD5241,
4.50%, 7/1/40	594	641
Pool #AD5525,
5.00%, 6/1/40	751	833
Pool #AD5556,
4.00%, 6/1/25	257	273
Pool #AD7859,
5.00%, 6/1/40	460	509
Pool #AE0289,
2.49%, 5/1/40	206	219
Pool #AE0949,
4.00%, 2/1/41	1,708	1,813
Pool #AE0971,
4.00%, 5/1/25	199	210
Pool #AE0981,
3.50%, 3/1/41	1,308	1,353
Pool #AE1807,
4.00%, 10/1/40	2,293	2,432
Pool #AE3873,
4.50%, 10/1/40	301	326
Pool #AE5436,
4.50%, 10/1/40	406	439
Pool #AE5767,
3.84%, 5/1/41	145	152
Pool #AH0525,
4.00%, 12/1/40	1,814	1,923
Pool #AH1295,
3.50%, 1/1/26	615	647
Pool #AH2488,
3.07%, 2/1/41	125	131
Pool #AH3226,
5.00%, 2/1/41	227	251
Pool #AH4158,
4.00%, 1/1/41	332	352
Pool #AH5573,
4.00%, 2/1/41	1,392	1,482
Pool #AH5614,
3.50%, 2/1/26	664	698
Pool #AH8854,
4.50%, 4/1/41	467	505
Pool #AI1247,
4.00%, 4/1/26	326	345
Pool #AI3470,
4.50%, 6/1/41	702	759

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #AI4361,
2.98%, 9/1/41	$59	$63
Pool #AI4380,
3.04%, 11/1/41	68	72
Pool #AI5603,
4.50%, 7/1/41	362	391
Pool #AI7743,
4.00%, 8/1/41	512	543
Pool #AI9137,
2.50%, 11/1/27	2,300	2,330
Pool #AI9555,
4.00%, 9/1/41	931	988
Pool #AI9828,
2.88%, 11/1/41	174	179
Pool #AJ2001,
3.00%, 10/1/41	127	132
Pool #AJ4093,
3.50%, 10/1/26	175	184
Pool #AJ4408,
4.50%, 10/1/41	229	248
Pool #AJ6086,
3.00%, 12/1/26	457	473
Pool #AJ9152,
3.50%, 12/1/26	2,061	2,163
Pool #AJ9218,
4.00%, 2/1/42	1,195	1,268
Pool #AJ9326,
3.50%, 1/1/42	1,780	1,843
Pool #AJ9355,
3.00%, 1/1/27	1,069	1,107
Pool #AK4524,
4.50%, 3/1/42	3,287	3,555
Pool #AK4813,
3.50%, 3/1/42	807	835
Pool #AK4945,
3.50%, 2/1/42	922	953
Pool #AK7766,
2.50%, 3/1/27	1,237	1,257
Pool #AK9444,
4.00%, 3/1/42	447	479
Pool #AL0442,
5.50%, 6/1/40	185	207
Pool #AL0766,
4.00%, 9/1/41	1,949	2,075
Pool #AL1449,
4.00%, 1/1/42	1,933	2,051
Pool #AL1849,
6.00%, 2/1/39	743	847
Pool #AL1939,
3.50%, 6/1/42	2,103	2,176
Pool #AL2243,
4.00%, 3/1/42	2,241	2,378
Pool #AL2303,
4.50%, 6/1/26	684	719
Pool #AL2326,
4.50%, 4/1/42	4,196	4,541
Pool #AL2397,
2.71%, 8/1/42	229	237
Pool #AL2438,
3.00%, 9/1/27	2,677	2,772
Pool #AL2893,
3.50%, 12/1/42	4,581	4,750
Pool #AL3396,
2.50%, 3/1/28	1,084	1,101
Pool #AL3950,
1.72%, 8/1/43	124	126
Pool #AL4408,
4.50%, 11/1/43	2,783	3,045
Pool #AL4462,
2.50%, 6/1/28	1,801	1,830
Pool #AL4908,
4.00%, 2/1/44	2,079	2,213
Pool #AL5167,
3.50%, 1/1/34	611	639
Pool #AL5254,
3.00%, 11/1/27	1,473	1,525
Pool #AL5377,
4.00%, 6/1/44	5,110	5,447
Pool #AL5734,
3.50%, 9/1/29	1,704	1,792
Pool #AL5785,
4.00%, 9/1/44	2,916	3,114
Pool #AL5953,
2.81%, 10/1/44	437	448
Pool #AL6488,
3.50%, 8/1/43	1,013	1,049
Pool #AO0752,
3.00%, 4/1/42	1,032	1,037

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #AO0800,
3.00%, 4/1/27	$953	$987
Pool #AO2973,
3.50%, 5/1/42	2,238	2,324
Pool #AO4136,
3.50%, 6/1/42	1,550	1,603
Pool #AO7970,
2.50%, 6/1/27	635	645
Pool #AO8031,
3.50%, 7/1/42	3,830	3,960
Pool #AO8629,
3.50%, 7/1/42	691	714
Pool #AP6273,
3.00%, 10/1/42	1,103	1,106
Pool #AQ6784,
3.50%, 12/1/42	1,428	1,477
Pool #AQ8185,
2.50%, 1/1/28	344	350
Pool #AQ8647,
3.50%, 12/1/42	1,741	1,799
Pool #AR1706,
2.50%, 1/1/28	5,687	5,763
Pool #AR3054,
3.00%, 1/1/28	1,383	1,428
Pool #AR3792,
3.00%, 2/1/43	1,028	1,030
Pool #AR8151,
3.00%, 3/1/43	1,736	1,743
Pool #AR9188,
2.50%, 3/1/43	210	203
Pool #AR9582,
3.00%, 3/1/43	607	611
Pool #AS0018,
3.00%, 7/1/43	3,934	3,942
Pool #AS0275,
3.00%, 8/1/33	420	432
Pool #AS3600,
3.00%, 10/1/29	2,710	2,797
Pool #AS3657,
4.50%, 10/1/44	3,636	3,943
Pool #AS4085,
4.00%, 12/1/44	1,028	1,095
Pool #AS4306,
3.00%, 1/1/45	1,930	1,931
Pool #AS4458,
3.50%, 2/1/45	5,653	5,843
Pool #AS4715,
3.00%, 4/1/45	1,433	1,435
Pool #AS5324,
2.50%, 7/1/30	1,428	1,441
Pool #AS5892,
3.50%, 10/1/45	2,767	2,857
Pool #AS6192,
3.50%, 11/1/45	4,473	4,623
Pool #AS6262,
3.50%, 11/1/45	2,988	3,085
Pool #AT0666,
3.50%, 4/1/43	754	781
Pool #AT2720,
3.00%, 5/1/43	1,792	1,801
Pool #AT3164,
3.00%, 4/1/43	2,890	2,899
Pool #AT3180,
3.00%, 5/1/43	3,456	3,465
Pool #AT5026,
3.00%, 5/1/43	3,178	3,185
Pool #AU1657,
2.50%, 7/1/28	831	842
Pool #AU1689,
3.50%, 8/1/43	3,305	3,417
Pool #AU1808,
3.00%, 8/1/43	2,813	2,819
Pool #AU3164,
3.00%, 8/1/33	339	348
Pool #AU4336,
2.21%, 8/1/43	638	646
Pool #AU5918,
3.00%, 9/1/43	2,604	2,609
Pool #AU5919,
3.50%, 9/1/43	2,324	2,400
Pool #AV0691,
4.00%, 12/1/43	4,173	4,441
Pool #AV2339,
4.00%, 12/1/43	862	918
Pool #AW2472,
2.55%, 6/1/44	621	637
Pool #AW8167,
3.50%, 2/1/42	984	1,018

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Fannie Mae - 14.3% continued
Pool #AW8595,
3.00%, 8/1/29	$688	$711
Pool #AX2163,
3.50%, 11/1/44	1,624	1,676
Pool #AX4413,
4.00%, 11/1/44	3,982	4,215
Pool #AX4839,
3.50%, 11/1/44	2,613	2,697
Pool #AX6139,
4.00%, 11/1/44	4,073	4,329
Pool #AY0544,
2.50%, 8/1/27	2,594	2,636
Pool #AY3062,
3.00%, 11/1/26	861	891
Pool #AY5580,
3.50%, 6/1/45	6,993	7,226
Pool #AY9555,
3.00%, 5/1/45	2,610	2,612
Pool #AZ1449,
3.00%, 7/1/45	1,661	1,662
Pool #AZ2936,
3.00%, 9/1/45	788	788
Pool #AZ2947,
4.00%, 9/1/45	2,638	2,794
Pool #AZ5284,
2.60%, 7/1/45	482	489
Pool #BA2911,
3.00%, 11/1/30	795	820
Pool #MA0361,
4.00%, 3/1/30	325	347
Pool #MA0667,
4.00%, 3/1/31	755	808
Pool #MA0706,
4.50%, 4/1/31	990	1,078
Pool #MA0711,
3.50%, 4/1/31	444	464
Pool #MA0804,
4.00%, 7/1/31	509	545
Pool #MA0976,
3.50%, 2/1/32	997	1,043
Pool #MA1107,
3.50%, 7/1/32	1,223	1,279
Pool #MA1138,
3.50%, 8/1/32	658	688
Pool #MA1141,
3.00%, 8/1/32	329	338
Pool #MA1200,
3.00%, 10/1/32	1,755	1,802
Pool #MA1239,
3.50%, 11/1/32	884	925
Pool #MA1432,
3.00%, 5/1/33	1,723	1,769
Pool #MA1511,
2.50%, 7/1/33	492	488
Pool #MA1764,
4.00%, 1/1/34	825	883
Pool #MA2320,
3.00%, 7/1/35	1,457	1,486
Pool #MA2489,
2.50%, 12/1/30	2,084	2,103
Pool TBA,
1/16/30(7)	2,196	2,159
4.00%, 1/16/45(7)	11,671	12,057

		358,295

Federal Home Loan Bank - 0.1%
0.88%, 5/24/17	2,000	1,997
1.00%, 6/21/17	1,000	999
5.50%, 7/15/36	500	650

		3,646

Freddie Mac - 2.3%
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	199
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	264
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1,
2.75%, 12/25/19	71	73
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	277
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20	785	848

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac - 2.3% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	$575	$620
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	350	372
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	250	257
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	510
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	377	371
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	248
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	500	491
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	199
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	441	440
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	749
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	260
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	310
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	235
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	379
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	357
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	307
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	305
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	195
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	201
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	254
FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2,
3.88%, 11/25/17	200	208
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2,
3.15%, 2/25/18	214	220
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A1,
1.87%, 1/25/18	4	4
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2,
2.70%, 5/25/18	150	153

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac - 2.3% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2,
2.41%, 8/25/18	$225	$229
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	300
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	497
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	250	259
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	253
FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	100
Freddie Mac,
5.00%, 2/16/17	500	523
0.88%, 2/22/17	2,000	1,999
1.00%, 3/8/17	2,500	2,502
0.75%, 7/14/17	7,000	6,962
1.00%, 9/27/17	3,000	2,992
5.13%, 11/17/17	500	537
0.75%, 1/12/18	2,000	1,984
0.88%, 3/7/18	1,000	993
3.75%, 3/27/19	1,000	1,071
1.75%, 5/30/19	1,000	1,007
1.25%, 8/1/19	1,000	989
1.25%, 10/2/19	1,000	986
1.38%, 5/1/20	1,000	985
2.38%, 1/13/22	3,000	3,042
6.75%, 3/15/31	1,200	1,720
Pool TBA,
1/16/30(7)	7,689	7,729
1/16/45(7)	9,205	9,482

		56,447

Freddie Mac Gold - 7.1%
Pool #A16753,
5.00%, 11/1/33	82	90
Pool #A17665,
5.00%, 1/1/34	104	114
Pool #A27950,
5.50%, 11/1/34	416	462
Pool #A31136,
5.50%, 1/1/35	272	303
Pool #A39306,
5.50%, 11/1/35	310	342
Pool #A46224,
5.00%, 7/1/35	48	53
Pool #A48104,
5.00%, 1/1/36	83	91
Pool #A51296,
6.00%, 8/1/36	33	37
Pool #A54897,
6.50%, 8/1/36	84	96
Pool #A56110,
5.50%, 12/1/36	258	285
Pool #A57604,
5.00%, 3/1/37	333	364
Pool #A58718,
5.50%, 3/1/37	29	32
Pool #A59081,
5.50%, 4/1/37	295	326
Pool #A60942,
5.00%, 5/1/37	105	115
Pool #A61560,
5.50%, 10/1/36	552	619
Pool #A61573,
5.00%, 9/1/34	1,179	1,309
Pool #A61597,
5.50%, 12/1/35	78	86
Pool #A64474,
5.50%, 9/1/37	28	31
Pool #A67116,
7.00%, 10/1/37	28	32
Pool #A68761,
5.50%, 9/1/37	138	152
Pool #A69169,
4.50%, 12/1/37	89	96
Pool #A69303,
6.00%, 11/1/37	45	51
Pool #A73778,
5.00%, 2/1/38	168	183

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac Gold - 7.1% continued
Pool #A74134,
7.00%, 2/1/38	$35	$37
Pool #A78507,
5.00%, 6/1/38	630	697
Pool #A81606,
6.00%, 9/1/38	27	31
Pool #A81856,
7.00%, 9/1/38	9	9
Pool #A83008,
5.50%, 11/1/38	495	555
Pool #A84432,
4.50%, 2/1/39	103	111
Pool #A88476,
4.50%, 9/1/39	2,509	2,738
Pool #A88566,
5.00%, 9/1/39	1,170	1,286
Pool #A89346,
4.50%, 10/1/39	1,487	1,604
Pool #A90749,
4.50%, 1/1/40	1,176	1,283
Pool #A91541,
5.00%, 3/1/40	358	396
Pool #A91626,
4.50%, 3/1/40	731	801
Pool #A91942,
4.50%, 4/1/40	518	565
Pool #A94672,
4.50%, 10/1/40	683	736
Pool #A96296,
4.00%, 1/1/41	833	885
Pool #A96310,
4.00%, 1/1/41	590	626
Pool #A96995,
4.00%, 2/1/41	1,473	1,561
Pool #A97443,
4.50%, 3/1/41	595	642
Pool #B10630,
4.50%, 11/1/18	122	126
Pool #B17658,
4.50%, 1/1/20	4	4
Pool #B18502,
5.50%, 6/1/20	12	13
Pool #B18931,
4.50%, 3/1/20	13	13
Pool #C03457,
4.50%, 2/1/40	470	507
Pool #C03812,
3.50%, 4/1/42	963	1,002
Pool #C03821,
3.50%, 4/1/42	2,138	2,204
Pool #C04268,
3.00%, 10/1/42	3,506	3,508
Pool #C09004,
3.50%, 7/1/42	636	655
Pool #C09042,
3.50%, 5/1/43	844	870
Pool #C09063,
4.00%, 9/1/44	786	831
Pool #C09066,
3.50%, 10/1/44	1,070	1,102
Pool #C91009,
5.00%, 11/1/26	27	29
Pool #C91247,
5.00%, 4/1/29	201	219
Pool #C91354,
4.00%, 1/1/31	743	794
Pool #C91370,
4.50%, 5/1/31	411	446
Pool #C91388,
3.50%, 2/1/32	431	450
Pool #C91402,
4.00%, 10/1/31	633	677
Pool #C91408,
3.50%, 11/1/31	434	454
Pool #C91485,
3.50%, 8/1/32	662	693
Pool #C91811,
4.00%, 1/1/35	275	294
Pool #D97197,
5.00%, 2/1/27	9	10
Pool #D97564,
5.00%, 1/1/28	176	192
Pool #D98301,
4.50%, 7/1/29	56	60
Pool #D99094,
3.00%, 3/1/32	440	451
Pool #E03033,
3.00%, 2/1/27	971	1,003

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac Gold - 7.1% continued
Pool #E04044,
3.50%, 8/1/27	$1,480	$1,551
Pool #E04072,
2.50%, 8/1/27	429	436
Pool #E99030,
4.50%, 9/1/18	116	120
Pool #G01907,
4.50%, 8/1/34	57	61
Pool #G01974,
5.00%, 12/1/35	537	591
Pool #G02064,
5.00%, 2/1/36	241	265
Pool #G02069,
5.50%, 3/1/36	42	47
Pool #G02386,
6.00%, 11/1/36	404	454
Pool #G02391,
6.00%, 11/1/36	13	14
Pool #G02540,
5.00%, 11/1/34	102	113
Pool #G02649,
6.00%, 1/1/37	12	14
Pool #G02702,
6.50%, 1/1/37	58	66
Pool #G02789,
6.00%, 4/1/37	1,349	1,525
Pool #G02911,
6.00%, 4/1/37	31	35
Pool #G02973,
6.00%, 6/1/37	49	56
Pool #G03121,
5.00%, 6/1/36	225	246
Pool #G03134,
5.50%, 8/1/36	78	87
Pool #G03176,
5.00%, 8/1/37	71	78
Pool #G03218,
6.00%, 9/1/37	49	55
Pool #G03351,
6.00%, 9/1/37	110	124
Pool #G03513,
6.00%, 11/1/37	120	135
Pool #G03600,
7.00%, 11/1/37	53	61
Pool #G03737,
6.50%, 11/1/37	811	924
Pool #G03992,
6.00%, 3/1/38	133	149
Pool #G04287,
5.00%, 5/1/38	237	259
Pool #G04459,
5.50%, 6/1/38	192	213
Pool #G04611,
6.00%, 7/1/38	322	363
Pool #G04650,
6.50%, 9/1/38	230	262
Pool #G04817,
5.00%, 9/1/38	130	142
Pool #G05082,
5.00%, 3/1/38	303	333
Pool #G05167,
4.50%, 2/1/39	342	369
Pool #G05457,
4.50%, 5/1/39	1,771	1,934
Pool #G05725,
4.50%, 11/1/39	698	766
Pool #G05733,
5.00%, 11/1/39	557	617
Pool #G05870,
4.50%, 4/1/40	787	859
Pool #G05876,
4.50%, 4/1/40	2,023	2,226
Pool #G05969,
5.00%, 8/1/40	360	397
Pool #G05971,
5.50%, 8/1/40	1,724	1,912
Pool #G06020,
5.50%, 12/1/39	1,485	1,651
Pool #G06767,
5.00%, 10/1/41	1,169	1,283
Pool #G06947,
6.00%, 5/1/40	402	454
Pool #G07030,
4.00%, 6/1/42	3,508	3,736
Pool #G07098,
3.50%, 7/1/42	1,178	1,214
Pool #G07152,
4.00%, 6/1/42	2,888	3,058

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac Gold - 7.1% continued
Pool #G07171,
4.00%, 8/1/42	$1,487	$1,578
Pool #G07445,
2.50%, 7/1/43	860	828
Pool #G07787,
4.00%, 8/1/44	5,079	5,403
Pool #G07924,
3.50%, 1/1/45	1,391	1,437
Pool #G07961,
3.50%, 3/1/45	2,855	2,946
Pool #G08189,
7.00%, 3/1/37	36	42
Pool #G08192,
5.50%, 4/1/37	91	102
Pool #G08341,
5.00%, 4/1/39	1,766	1,928
Pool #G08477,
3.50%, 2/1/42	1,175	1,212
Pool #G08537,
3.00%, 7/1/43	3,210	3,211
Pool #G08554,
3.50%, 10/1/43	1,608	1,657
Pool #G08624,
4.00%, 1/1/45	2,626	2,777
Pool #G08632,
3.50%, 3/1/45	2,839	2,925
Pool #G08648,
3.00%, 6/1/45	980	979
Pool #G08653,
3.00%, 7/1/45	1,967	1,966
Pool #G08660,
4.00%, 8/1/45	881	932
Pool #G08666,
3.00%, 9/1/45	5,151	5,147
Pool #G08667,
3.50%, 9/1/45	1,679	1,730
Pool #G11776,
4.50%, 9/1/20	28	29
Pool #G12571,
4.00%, 1/1/22	102	106
Pool #G12673,
5.00%, 9/1/21	68	72
Pool #G12837,
4.50%, 4/1/22	98	102
Pool #G12868,
5.00%, 11/1/22	137	148
Pool #G12869,
5.00%, 9/1/22	124	132
Pool #G13136,
4.50%, 5/1/23	142	152
Pool #G13151,
6.00%, 3/1/23	131	142
Pool #G13201,
4.50%, 7/1/23	80	85
Pool #G13433,
5.50%, 1/1/24	109	118
Pool #G14168,
5.50%, 12/1/24	177	189
Pool #G14239,
4.00%, 9/1/26	2,531	2,674
Pool #G14554,
4.50%, 7/1/26	291	309
Pool #G14891,
3.00%, 10/1/28	652	674
Pool #G15089,
2.50%, 11/1/28	1,082	1,101
Pool #G15134,
3.00%, 5/1/29	413	427
Pool #G15468,
3.50%, 12/1/29	1,024	1,076
Pool #G18220,
6.00%, 11/1/22	16	17
Pool #G18438,
2.50%, 6/1/27	559	568
Pool #G18442,
3.50%, 8/1/27	1,053	1,104
Pool #G30327,
4.50%, 1/1/27	30	32
Pool #G60145,
3.50%, 8/1/45	1,465	1,512
Pool #G60238,
3.50%, 10/1/45	1,996	2,063
Pool #J00991,
4.00%, 1/1/21	41	43
Pool #J02541,
4.00%, 9/1/20	26	27
Pool #J03041,
6.00%, 7/1/21	44	46

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac Gold - 7.1% continued
Pool #J03736,
5.50%, 11/1/21	$53	$57
Pool #J05307,
4.50%, 8/1/22	14	14
Pool #J06175,
5.00%, 5/1/21	18	19
Pool #J06465,
6.00%, 11/1/22	15	16
Pool #J06476,
5.50%, 11/1/22	41	45
Pool #J08098,
5.50%, 6/1/23	40	41
Pool #J08202,
5.00%, 7/1/23	36	39
Pool #J08454,
5.00%, 8/1/23	71	76
Pool #J08913,
5.50%, 10/1/23	32	33
Pool #J09148,
5.00%, 12/1/23	58	60
Pool #J09305,
5.00%, 2/1/24	125	135
Pool #J09463,
5.00%, 3/1/24	57	59
Pool #J11136,
4.00%, 11/1/24	83	87
Pool #J12098,
4.50%, 4/1/25	594	638
Pool #J14808,
3.50%, 3/1/26	953	996
Pool #J17055,
3.00%, 11/1/26	537	554
Pool #J17232,
3.00%, 11/1/26	530	547
Pool #J17932,
3.00%, 3/1/27	921	951
Pool #J20834,
2.50%, 10/1/27	987	1,004
Pool #J21601,
2.50%, 12/1/27	3,809	3,873
Pool #J22069,
2.50%, 1/1/28	237	241
Pool #J22986,
2.50%, 3/1/28	1,999	2,033
Pool #J31371,
2.50%, 4/1/30	1,319	1,333
Pool #J32223,
2.50%, 7/1/30	957	966
Pool #K90071,
3.00%, 2/1/33	1,500	1,514
Pool #K90641,
3.50%, 6/1/33	231	241
Pool #K90791,
3.00%, 7/1/33	664	681
Pool #K91490,
3.50%, 1/1/34	1,246	1,303
Pool #K92325,
3.00%, 1/1/35	981	1,003
Pool #Q02211,
4.50%, 7/1/41	787	855
Pool #Q02605,
4.50%, 8/1/41	2,002	2,161
Pool #Q03085,
4.00%, 9/1/41	439	465
Pool #Q04649,
3.50%, 11/1/41	457	471
Pool #Q08894,
3.50%, 6/1/42	1,089	1,125
Pool #Q09009,
4.00%, 6/1/42	2,632	2,793
Pool #Q10389,
3.50%, 8/1/42	1,858	1,925
Pool #Q10438,
3.50%, 8/1/42	1,841	1,899
Pool #Q14324,
3.00%, 1/1/43	1,813	1,814
Pool #Q14676,
3.00%, 1/1/43	1,169	1,170
Pool #Q15843,
3.00%, 2/1/43	572	572
Pool #Q18305,
3.50%, 5/1/43	3,421	3,525
Pool #Q18339,
3.00%, 5/1/43	541	542
Pool #Q19697,
3.00%, 6/1/43	1,295	1,296
Pool #Q19909,
3.00%, 7/1/43	1,081	1,081

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Freddie Mac Gold - 7.1% continued
Pool #Q20550,
3.00%, 8/1/43	$1,737	$1,737
Pool #Q21320,
3.50%, 8/1/43	829	854
Pool #Q24954,
4.00%, 2/1/44	1,251	1,330
Pool #Q27352,
3.50%, 7/1/44	3,938	4,061
Pool #Q27353,
4.00%, 7/1/44	3,761	3,990
Pool #Q29640,
4.00%, 11/1/44	982	1,042
Pool #Q36759,
3.50%, 10/1/45	1,989	2,055
Pool #Q37471,
4.00%, 11/1/45	1,498	1,585
Pool #Q37986,
3.50%, 12/1/45	998	1,030
Pool #V60268,
3.00%, 9/1/28	1,795	1,856
Pool #V80003,
3.00%, 4/1/43	2,417	2,419
Pool #V80004,
3.00%, 4/1/43	669	670
Pool #V80058,
3.00%, 5/1/43	1,093	1,093

		179,417

Government National Mortgage Association - 1.1%
Pool TBA,
3.00%, 1/16/45(7)	26,275	27,126

Government National Mortgage Association I - 1.3%
Pool #510835,
5.50%, 2/15/35	51	57
Pool #597889,
5.50%, 6/15/33	226	255
Pool #614169,
5.00%, 7/15/33	95	105
Pool #616879,
3.50%, 2/15/42	832	870
Pool #617739,
6.00%, 10/15/37	22	24
Pool #634431,
6.00%, 9/15/34	31	36
Pool #641416,
5.50%, 4/15/35	177	199
Pool #646341,
6.00%, 11/15/36	73	84
Pool #648538,
5.00%, 12/15/35	100	110
Pool #651753,
5.50%, 3/15/36	28	31
Pool #658560,
6.50%, 8/15/36	78	89
Pool #670030,
3.00%, 7/15/45	983	997
Pool #675211,
6.50%, 3/15/38	35	40
Pool #675484,
5.50%, 6/15/38	148	165
Pool #676360,
6.50%, 10/15/37	22	25
Pool #682899,
6.00%, 9/15/40	287	322
Pool #687824,
5.50%, 8/15/38	209	232
Pool #687900,
5.00%, 9/15/38	207	229
Pool #687901,
5.00%, 9/15/38	196	218
Pool #688461,
6.00%, 5/15/38	98	110
Pool #692309,
6.00%, 1/15/39	122	139
Pool #697645,
5.50%, 10/15/38	68	76
Pool #698236,
5.00%, 6/15/39	642	712
Pool #698336,
4.50%, 5/15/39	736	796
Pool #699277,
6.00%, 9/15/38	61	69
Pool #700918,
5.50%, 11/15/38	267	298
Pool #700972,
5.50%, 11/15/38	45	50
Pool #701196,
6.00%, 10/15/38	75	85

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Government National Mortgage Association I - 1.3% continued
Pool #703677,
5.50%, 6/15/39	$224	$250
Pool #704185,
5.50%, 1/15/39	75	84
Pool #717175,
4.50%, 6/15/39	828	905
Pool #719262,
5.00%, 8/15/40	305	340
Pool #720202,
4.50%, 7/15/39	537	586
Pool #723231,
4.00%, 10/15/39	444	471
Pool #723339,
5.00%, 9/15/39	312	348
Pool #726085,
4.00%, 11/15/24	254	270
Pool #728629,
4.50%, 1/15/40	1,099	1,202
Pool #733663,
4.50%, 5/15/40	2,371	2,587
Pool #737286,
4.50%, 5/15/40	831	909
Pool #737416,
3.50%, 9/15/25	216	226
Pool #738134,
3.50%, 4/15/26	385	404
Pool #738247,
4.50%, 4/15/41	422	455
Pool #745215,
4.00%, 7/15/25	200	211
Pool #747643,
4.50%, 8/15/40	1,656	1,788
Pool #760874,
3.50%, 2/15/26	303	317
Pool #768800,
4.50%, 6/15/41	239	257
Pool #773939,
4.00%, 11/15/41	945	1,015
Pool #778957,
3.50%, 3/15/42	1,002	1,049
Pool #781939,
6.00%, 7/15/34	406	469
Pool #782131,
5.50%, 12/15/36	103	116
Pool #782150,
5.50%, 4/15/37	117	131
Pool #782259,
5.00%, 2/15/36	210	234
Pool #782272,
5.50%, 2/15/38	223	249
Pool #782498,
6.00%, 12/15/38	113	128
Pool #782565,
5.00%, 2/15/39	2,385	2,658
Pool #782584,
5.00%, 3/15/39	193	214
Pool #782675,
4.50%, 6/15/24	182	197
Pool #782696,
5.00%, 6/15/39	553	614
Pool #782831,
6.00%, 12/15/39	73	83
Pool #783176,
4.00%, 11/15/40	1,200	1,274
Pool #783467,
4.00%, 10/15/41	3,910	4,152
Pool #AA6089,
3.00%, 2/15/43	634	647
Pool #AB2891,
3.00%, 9/15/42	439	447
Pool #AD8781,
3.00%, 3/15/43	573	584
Pool #AD9016,
3.00%, 4/15/43	738	751

		33,045

Government National Mortgage Association II - 5.1%
Pool #3570,
6.00%, 6/20/34	84	97
Pool #3665,
5.50%, 1/20/35	247	276
Pool #3852,
6.00%, 5/20/36	42	47
Pool #3879,
6.00%, 7/20/36	134	150
Pool #3910,
6.00%, 10/20/36	68	77
Pool #3994,
5.00%, 6/20/37	51	55

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Government National Mortgage Association II - 5.1% continued
Pool #4018,
6.50%, 8/20/37	$149	$170
Pool #4026,
5.00%, 9/20/37	60	65
Pool #4027,
5.50%, 9/20/37	34	38
Pool #4040,
6.50%, 10/20/37	31	36
Pool #4098,
5.50%, 3/20/38	204	227
Pool #4116,
6.50%, 4/20/38	72	84
Pool #4170,
6.00%, 6/20/38	159	178
Pool #4194,
5.50%, 7/20/38	395	436
Pool #4243,
5.00%, 9/20/38	99	108
Pool #4244,
5.50%, 9/20/38	109	120
Pool #4245,
6.00%, 9/20/38	63	70
Pool #4269,
6.50%, 10/20/38	79	91
Pool #4290,
5.50%, 11/20/38	76	84
Pool #4344,
6.00%, 1/20/39	136	152
Pool #4345,
6.50%, 1/20/39	89	103
Pool #4425,
5.50%, 4/20/39	231	257
Pool #4559,
5.00%, 10/20/39	567	626
Pool #4561,
6.00%, 10/20/39	285	323
Pool #4617,
4.50%, 1/20/40	162	176
Pool #4619,
5.50%, 1/20/40	514	572
Pool #4713,
4.50%, 6/20/40	486	530
Pool #4747,
5.00%, 7/20/40	427	472
Pool #4881,
3.50%, 12/20/40	1,627	1,700
Pool #4882,
4.00%, 12/20/40	3,814	4,086
Pool #4923,
4.50%, 1/20/41	369	402
Pool #5050,
4.00%, 5/20/26	333	354
Pool #5081,
4.00%, 6/20/41	644	689
Pool #5082,
4.50%, 6/20/41	676	736
Pool #5083,
5.00%, 6/20/41	2,609	2,883
Pool #5114,
4.00%, 7/20/41	2,579	2,760
Pool #5141,
5.00%, 8/20/41	346	382
Pool #5175,
4.50%, 9/20/41	351	383
Pool #5176,
5.00%, 9/20/41	1,648	1,820
Pool #5202,
3.50%, 10/20/41	923	966
Pool #5203,
4.00%, 10/20/41	603	645
Pool #5232,
3.50%, 11/20/41	525	549
Pool #5264,
5.50%, 12/20/41	46	51
Pool #5280,
4.00%, 1/20/42	664	710
Pool #5304,
3.50%, 2/20/42	647	677
Pool #5317,
5.50%, 2/20/42	318	350
Pool #5326,
3.00%, 3/20/27	911	948
Pool #5331,
3.50%, 3/20/42	1,047	1,095
Pool #626951,
3.00%, 6/20/45	818	832
Pool #654804,
6.00%, 5/20/36	74	83

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Government National Mortgage Association II - 5.1% continued
Pool #737602,
4.00%, 11/20/40	$595	$643
Pool #752757,
4.50%, 11/20/40	820	899
Pool #755677,
4.00%, 12/20/40	506	544
Pool #766711,
4.00%, 5/20/42	2,212	2,398
Pool #782433,
6.00%, 10/20/38	237	266
Pool #783976,
3.50%, 4/20/43	7,253	7,583
Pool #82737,
3.00%, 2/20/41	330	344
Pool #AA5970,
3.00%, 1/20/43	2,011	2,043
Pool #AA6054,
3.00%, 2/20/43	2,806	2,859
Pool #AA6149,
3.00%, 3/20/43	2,066	2,100
Pool #AA6160,
3.50%, 3/20/43	790	826
Pool #AA6243,
3.50%, 4/20/43	313	327
Pool #AB9443,
3.50%, 11/20/42	1,233	1,289
Pool #AD1755,
3.50%, 2/20/43	1,235	1,292
Pool #AD8825,
3.50%, 3/20/43	757	792
Pool #AF5097,
4.00%, 8/20/43	2,300	2,473
Pool #AJ0645,
3.50%, 7/20/44	676	707
Pool #AJ3643,
4.00%, 10/20/44	1,379	1,483
Pool #AK6867,
3.50%, 1/20/45	4,034	4,218
Pool #AO7525,
3.50%, 8/20/45	2,974	3,110
Pool #MA0022,
3.50%, 4/20/42	1,060	1,108
Pool #MA0088,
3.50%, 5/20/42	2,366	2,474
Pool #MA0220,
3.50%, 7/20/42	1,223	1,279
Pool #MA0318,
3.50%, 8/20/42	2,249	2,351
Pool #MA0321,
5.00%, 8/20/42	643	702
Pool #MA0391,
3.00%, 9/20/42	4,407	4,484
Pool #MA0392,
3.50%, 9/20/42	949	992
Pool #MA0852,
3.50%, 3/20/43	1,964	2,053
Pool #MA0933,
3.00%, 4/20/43	1,881	1,911
Pool #MA0934,
3.50%, 4/20/43	672	702
Pool #MA1011,
3.00%, 5/20/43	1,809	1,840
Pool #MA1012,
3.50%, 5/20/43	1,714	1,792
Pool #MA1064,
2.50%, 6/20/28	1,101	1,122
Pool #MA1089,
3.00%, 6/20/43	1,948	1,982
Pool #MA1224,
3.50%, 8/20/43	1,570	1,640
Pool #MA1285,
3.50%, 9/20/43	883	923
Pool #MA1839,
4.00%, 4/20/44	597	636
Pool #MA1851,
2.50%, 4/20/44	194	197
Pool #MA1920,
4.00%, 5/20/44	654	696
Pool #MA2224,
4.00%, 9/20/44	3,547	3,771
Pool #MA2304,
4.00%, 10/20/44	3,387	3,599
Pool #MA2444,
3.00%, 12/20/44	447	454
Pool #MA2521,
3.50%, 1/20/45	2,082	2,173
Pool #MA2522,
4.00%, 1/20/45	783	832

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.4%(6) continued
Government National Mortgage Association II - 5.1% continued
Pool #MA2677,
3.00%, 3/20/45	$952	$966
Pool #MA2753,
3.00%, 4/20/45	2,402	2,438
Pool #MA2754,
3.50%, 4/20/45	1,193	1,246
Pool #MA2891,
3.00%, 6/20/45	1,465	1,487
Pool #MA2892,
3.50%, 6/20/45	983	1,026
Pool #MA2935,
3.00%, 7/20/30	1,642	1,709
Pool #MA2960,
3.00%, 7/20/45	1,842	1,869
Pool #MA3106,
4.00%, 9/20/45	3,154	3,355
Pool #MA3172,
3.00%, 10/20/45	498	505
Pool #MA3244,
3.50%, 11/20/45	1,976	2,063
Pool #MA3245,
4.00%, 11/20/45	4,089	4,349
Pool #MA3310,
12/20/45(7)	1,900	1,984

		127,627

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	640
5.25%, 9/15/39	1,650	1,983

		2,623

Total U.S. Government Agencies (Cost $779,401)		788,226

U.S. GOVERNMENT OBLIGATIONS - 34.9%
U.S. Treasury Bonds - 6.8%
8.75%, 8/15/20	450	589
8.00%, 11/15/21	1,125	1,502
7.13%, 2/15/23	2,000	2,670
6.25%, 8/15/23	11,550	14,908
7.63%, 2/15/25	165	238
6.00%, 2/15/26	11,750	15,688
6.13%, 11/15/27	9,000	12,459
6.25%, 5/15/30	6,000	8,700
5.38%, 2/15/31	4,000	5,424
4.50%, 2/15/36	475	609
4.75%, 2/15/37	3,240	4,294
5.00%, 5/15/37	2,235	3,063
4.38%, 2/15/38	3,890	4,909
4.50%, 5/15/38	1,700	2,183
3.50%, 2/15/39	6,000	6,637
4.25%, 5/15/39	4,250	5,250
4.50%, 8/15/39	8,000	10,238
4.38%, 11/15/39	7,000	8,802
4.63%, 2/15/40	5,250	6,838
4.38%, 5/15/40	1,000	1,258
3.88%, 8/15/40	5,000	5,846
3.75%, 8/15/41	4,000	4,595
3.13%, 2/15/42	2,000	2,065
2.75%, 8/15/42	2,500	2,390
3.38%, 5/15/44	5,000	5,366
3.00%, 11/15/44	7,000	6,975
2.50%, 2/15/45	11,000	9,869
3.00%, 5/15/45	13,000	12,941
3.00%, 11/15/45	5,000	4,985

		171,291

U.S. Treasury Notes - 28.1%
0.50%, 11/30/16	15,000	14,960
0.88%, 11/30/16	30,000	30,018
0.63%, 12/31/16	15,000	14,975
0.88%, 1/31/17	20,000	20,002
4.63%, 2/15/17	500	520
1.00%, 3/31/17	12,000	12,019
3.13%, 4/30/17	7,000	7,202
4.50%, 5/15/17	1,850	1,939
0.63%, 5/31/17	15,000	14,934
0.88%, 6/15/17	15,000	14,984
0.88%, 7/15/17	10,000	9,983
4.75%, 8/15/17	2,400	2,544
0.63%, 8/31/17	5,000	4,968
1.00%, 9/15/17	30,000	29,982
0.63%, 9/30/17	7,000	6,952
4.25%, 11/15/17	2,950	3,123
0.75%, 12/31/17	10,000	9,932
0.88%, 1/15/18	25,000	24,887
0.88%, 1/31/18	10,000	9,950
3.50%, 2/15/18	6,250	6,562
0.75%, 2/28/18	5,000	4,957

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 34.9% continued
U.S. Treasury Notes - 28.1% continued
3.88%, 5/15/18	$3,300	$3,511
1.38%, 6/30/18	2,600	2,610
0.88%, 7/15/18	15,000	14,865
1.38%, 7/31/18	10,000	10,038
1.50%, 8/31/18	17,030	17,143
3.75%, 11/15/18	2,300	2,461
1.50%, 12/31/18	10,000	10,045
2.75%, 2/15/19	18,000	18,756
1.38%, 2/28/19	4,000	3,997
1.50%, 2/28/19	5,000	5,016
1.63%, 4/30/19	10,000	10,058
1.63%, 6/30/19	10,000	10,045
0.88%, 7/31/19	2,000	1,955
1.63%, 7/31/19	10,000	10,035
3.63%, 8/15/19	18,000	19,326
1.75%, 9/30/19	30,000	30,203
3.38%, 11/15/19	16,000	17,085
1.63%, 12/31/19	2,500	2,500
3.63%, 2/15/20	5,000	5,393
1.38%, 3/31/20	2,280	2,252
1.13%, 4/30/20	4,000	3,909
3.50%, 5/15/20	5,000	5,375
1.38%, 5/31/20	15,000	14,784
1.50%, 5/31/20	20,000	19,827
2.63%, 8/15/20	3,000	3,116
2.63%, 11/15/20	3,000	3,117
1.63%, 11/30/20	10,000	9,941
3.63%, 2/15/21	12,000	13,044
2.13%, 6/30/21	1,740	1,762
2.13%, 8/15/21	36,000	36,426
2.13%, 6/30/22	10,000	10,052
1.63%, 8/15/22	19,000	18,506
2.75%, 11/15/23	5,000	5,218
2.50%, 5/15/24	20,000	20,437
2.38%, 8/15/24	26,000	26,271
2.25%, 11/15/24	23,000	22,988
2.00%, 2/15/25	27,000	26,394
2.25%, 11/15/25	20,000	19,955

		703,809

Total U.S. Government Obligations (Cost $853,473)		875,100

MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	117
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	125

		242

California - 0.3%
Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds,
6.26%, 4/1/49	425	572
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	206
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	205
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	163
7.30%, 10/1/39	920	1,285
7.63%, 3/1/40	405	589
7.60%, 11/1/40	400	595
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	71
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	227
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	850
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	375
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	212
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	320

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
California - 0.3% continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	$290	$382
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	404
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	116
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	130
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	365
University of California Revenue Bonds, Build America Bonds,
6.27%, 5/15/31	200	223
5.95%, 5/15/45	150	183

		7,578

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	284
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	59

		343

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	191
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	351

		542

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	36

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	503

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	118
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	83
7.06%, 4/1/57	300	328

		529

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	346
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	151
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	316
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	667

		1,480

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	267
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	122

		389

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	$100	$114

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	397
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	276

		673

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	212
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	313
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	178
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	172

		875

New York - 0.1%
Metropolitan Transportation Authority Dedicated Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	109
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	131
Metropolitan Transportation Authority Taxable Revenue Bonds, Series E, Build America Bonds,
6.81%, 11/15/40	60	80
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	253
5.72%, 6/15/42	250	317
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	362
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	118
New York G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	106
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	90
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	302
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	121
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	262
Port Authority of New York & New Jersey Consolidated 160th Taxable Revenue Bonds,
5.65%, 11/1/40	200	237
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	414
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	265

		3,167

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	238
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	436

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Ohio - 0.1% continued
Northeast Ohio Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	$145	$163
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	213
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(2)	200	193
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	101

		1,344

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	251

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	215

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	127

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	210
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	232
Houston Taxable Pension Obligation G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	290	355
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	171
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	253
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	250
Texas State Transportation Commission Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	353
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	114
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	223

		2,161

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	100

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	97
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	122
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	118

		337

Total Municipal Bonds (Cost $17,730)		21,006

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(8) (9)	50,000	$—

Total Other (Cost $39)		—

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(10)	73,643,370	$73,643

Total Investment Companies (Cost $73,643)		73,643

Total Investments - 101.8% (Cost $2,518,999)		2,555,491

Liabilities less Other Assets - (1.8)%		(45,719)

NET ASSETS - 100.0%		$2,509,772

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2112.
(5)	Zero coupon bond.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(8)	Issuer has defaulted on terms of debt obligation.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	41.6%
U.S. Agency	23.6
AAA	4.5
AA	4.3
A	11.0
BBB	12.1
BB	0.0 (1)
Cash Equivalents	2.9

Total	100.0%

(1)	Rounds to less than 0.1%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$44,705	$—	$44,705
Corporate Bonds(1)	—	537,427	—	537,427
Foreign Issuer Bonds(1)	—	215,384	—	215,384
U.S. Government Agencies(1)	—	788,226	—	788,226
U.S. Government Obligations(1)	—	875,100	—	875,100
Municipal Bonds(1)	—	21,006	—	21,006
Investment Companies	73,643	—	—	73,643

Total Investments	$73,643	$2,481,848	$—	$2,555,491

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,519,139

Gross tax appreciation of investments	$61,816
Gross tax depreciation of investments	(25,464)

Net tax appreciation of investments	$36,352

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$179,803	$323,356	$429,516	$11	$73,643

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.7%
U.S. Treasury Bonds - 14.3%
6.00%, 2/15/26	$125	$167
6.50%, 11/15/26	75	105
6.38%, 8/15/27	115	161
6.13%, 11/15/27	75	104
5.50%, 8/15/28	150	200
5.25%, 11/15/28	100	131
6.13%, 8/15/29	50	71
6.25%, 5/15/30	175	254
5.38%, 2/15/31	200	271
4.50%, 2/15/36	190	243
4.75%, 2/15/37	125	166
5.00%, 5/15/37	100	137
4.38%, 2/15/38	50	63
4.50%, 5/15/38	95	122
3.50%, 2/15/39	160	177
4.25%, 5/15/39	200	247
4.50%, 8/15/39	175	224
4.38%, 11/15/39	150	189
4.63%, 2/15/40	335	436
4.38%, 5/15/40	290	365
3.88%, 8/15/40	250	292
4.25%, 11/15/40	275	340
4.75%, 2/15/41	295	392
4.38%, 5/15/41	190	240
3.75%, 8/15/41	255	293
3.13%, 11/15/41	225	232
3.13%, 2/15/42	300	310
3.00%, 5/15/42	205	206
2.75%, 8/15/42	320	306
2.75%, 11/15/42	415	396
3.13%, 2/15/43	405	415
2.88%, 5/15/43	625	609
3.63%, 8/15/43	500	563
3.75%, 11/15/43	600	691
3.63%, 2/15/44	550	619
3.38%, 5/15/44	650	697
3.13%, 8/15/44	625	639
3.00%, 11/15/44	625	623
2.50%, 2/15/45	650	583
3.00%, 5/15/45	600	597
2.88%, 8/15/45	625	607
3.00%, 11/15/45	450	449

		13,932

U.S. Treasury Notes - 84.4%
0.75%, 1/15/17	450	450
0.50%, 1/31/17	250	249
0.88%, 1/31/17	550	550
3.13%, 1/31/17	550	563
0.63%, 2/15/17	500	499
0.50%, 2/28/17	750	747
0.88%, 2/28/17	550	550
3.00%, 2/28/17	250	256
0.75%, 3/15/17	400	399
0.50%, 3/31/17	450	448
3.25%, 3/31/17	500	514
0.88%, 4/15/17	500	500
0.50%, 4/30/17	400	398
0.88%, 4/30/17	750	750
0.88%, 5/15/17	650	650
0.63%, 5/31/17	1,025	1,020
2.75%, 5/31/17	250	256
0.88%, 6/15/17	300	300
0.63%, 6/30/17	500	497
0.75%, 6/30/17	500	498
2.50%, 6/30/17	300	307
0.88%, 7/15/17	350	349
0.50%, 7/31/17	250	248
0.63%, 7/31/17	500	497
2.38%, 7/31/17	500	511
0.88%, 8/15/17	500	499
0.63%, 8/31/17	1,200	1,192
1.88%, 8/31/17	500	507
0.63%, 9/30/17	1,050	1,043
1.88%, 9/30/17	400	406
0.88%, 10/15/17	500	498
0.75%, 10/31/17	450	448
1.88%, 10/31/17	300	304
0.88%, 11/15/17	1,340	1,335
0.63%, 11/30/17	600	595
1.00%, 12/15/17	450	449
0.75%, 12/31/17	700	695
1.00%, 12/31/17	350	350
0.88%, 1/15/18	250	249
0.88%, 1/31/18	700	697
1.00%, 2/15/18	500	498
3.50%, 2/15/18	350	367
0.75%, 2/28/18	450	446

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.7% continued
U.S. Treasury Notes - 84.4% continued
0.75%, 3/31/18	$550	$545
2.88%, 3/31/18	250	260
0.75%, 4/15/18	250	248
0.63%, 4/30/18	500	494
2.63%, 4/30/18	200	207
1.00%, 5/15/18	350	348
3.88%, 5/15/18	150	160
1.00%, 5/31/18	750	746
1.13%, 6/15/18	450	449
1.38%, 6/30/18	400	402
0.88%, 7/15/18	300	297
1.38%, 7/31/18	400	402
1.00%, 8/15/18	500	497
1.50%, 8/31/18	765	770
1.00%, 9/15/18	400	397
1.38%, 9/30/18	750	752
0.88%, 10/15/18	350	346
1.25%, 10/31/18	500	499
1.75%, 10/31/18	200	203
1.25%, 11/15/18	300	300
3.75%, 11/15/18	400	428
1.25%, 11/30/18	500	499
1.38%, 11/30/18	500	501
1.38%, 12/31/18	250	250
1.50%, 12/31/18	750	753
1.25%, 1/31/19	650	648
1.50%, 1/31/19	750	753
2.75%, 2/15/19	400	417
1.38%, 2/28/19	500	500
1.50%, 2/28/19	400	401
1.50%, 3/31/19	200	201
1.63%, 3/31/19	600	604
1.25%, 4/30/19	500	497
1.63%, 4/30/19	1,000	1,006
3.13%, 5/15/19	500	527
1.13%, 5/31/19	400	396
1.50%, 5/31/19	600	601
0.88%, 7/31/19	1,105	1,080
1.63%, 7/31/19	500	502
1.00%, 8/31/19	675	662
1.63%, 8/31/19	250	251
1.00%, 9/30/19	825	808
1.00%, 11/30/19	500	489
1.25%, 1/31/20	500	492
1.38%, 1/31/20	350	346
3.63%, 2/15/20	500	539
1.25%, 2/29/20	350	344
1.38%, 2/29/20	150	148
1.13%, 3/31/20	250	244
1.38%, 3/31/20	200	198
1.13%, 4/30/20	700	684
3.50%, 5/15/20	350	376
1.38%, 5/31/20	400	394
1.50%, 5/31/20	300	297
1.63%, 6/30/20	550	548
1.63%, 7/31/20	600	597
2.00%, 7/31/20	200	202
2.63%, 8/15/20	300	312
1.38%, 8/31/20	1,000	984
2.13%, 8/31/20	335	340
1.38%, 9/30/20	1,000	983
1.38%, 10/31/20	3,255	3,198
1.75%, 10/31/20	480	479
2.63%, 11/15/20	585	608
1.63%, 11/30/20	500	497
2.00%, 11/30/20	325	328
1.75%, 12/31/20	1,000	999
2.13%, 1/31/21	175	178
3.63%, 2/15/21	300	326
2.00%, 2/28/21	390	393
2.25%, 3/31/21	350	357
2.25%, 4/30/21	375	382
3.13%, 5/15/21	475	505
2.00%, 5/31/21	350	352
2.13%, 6/30/21	350	354
2.25%, 7/31/21	475	484
2.13%, 8/15/21	500	506
2.00%, 8/31/21	500	502
2.13%, 9/30/21	450	455
2.00%, 10/31/21	400	401
2.00%, 11/15/21	725	727
1.88%, 11/30/21	550	548
2.13%, 12/31/21	475	479
1.50%, 1/31/22	500	486
2.00%, 2/15/22	425	426
1.75%, 2/28/22	500	493
1.75%, 3/31/22	450	443
1.75%, 4/30/22	450	443

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.7% continued
U.S. Treasury Notes - 84.4% continued
1.75%, 5/15/22	$375	$369
1.88%, 5/31/22	400	396
2.13%, 6/30/22	450	452
2.00%, 7/31/22	550	549
1.63%, 8/15/22	300	292
1.88%, 8/31/22	475	470
1.75%, 9/30/22	500	490
1.88%, 10/31/22	575	568
1.63%, 11/15/22	555	539
2.00%, 11/30/22	300	298
2.13%, 12/31/22	350	351
2.00%, 2/15/23	675	671
1.75%, 5/15/23	725	706
2.50%, 8/15/23	650	667
2.75%, 11/15/23	850	887
2.50%, 5/15/24	1,625	1,660
2.38%, 8/15/24	975	985
2.25%, 11/15/24	1,025	1,024
2.00%, 2/15/25	1,125	1,100
2.13%, 5/15/25	1,050	1,036
2.00%, 8/15/25	1,050	1,024
2.25%, 11/15/25	650	649

		82,240

Total U.S. Government Obligations (Cost $95,742)		96,172

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1)	1,527,005	$1,527

Total Investment Companies (Cost $1,527)		1,527

Total Investments - 100.3% (Cost $97,269)		97,699

Liabilities less Other Assets - (0.3)%		(304)

NET ASSETS - 100.0%		$97,395

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At December 31, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	98.4%
Cash Equivalents	1.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$96,172	$—	$96,172
Investment Companies	1,527	—	—	1,527

Total Investments	$1,527	$96,172	$—	$97,699

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	DECEMBER 31, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$97,409

Gross tax appreciation of investments	$907
Gross tax depreciation of investments	(617)

Net tax appreciation of investments	$290

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,381	$65,608	$66,462	$—	*	$1,527

*	Amount rounds to less than one thousand.

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%
Arizona - 97.3%
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	$500	$616
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,845	2,180
5.00%, 7/1/41	1,000	1,164
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,262
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	557
Arizona Board of Regents University System Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	2,350	2,731
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18	2,000	2,224
Arizona State School Facilities Board Refunding COPS, Series A,
5.00%, 9/1/23	1,750	2,118
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	1,000	1,099
Chandler Excise TRB,
3.00%, 7/1/29	2,890	2,949
3.00%, 7/1/30	1,000	1,010
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,525
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,121
Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded,
5.00%, 1/1/18	2,000	2,161
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,109
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL Insured),
5.00%, 7/1/22	1,000	1,061
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,157
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,165
5.25%, 8/1/31	1,005	1,091
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,153
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,300
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28	940	1,128
5.50%, 7/1/29	485	591
5.50%, 7/1/30	375	456
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	248
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/21	1,820	2,144
3.00%, 7/1/23	1,900	2,005
Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/25	1,500	1,830
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,098

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
Arizona - 97.3% continued
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	$1,700	$1,947
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	192
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,160
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2010,
4.00%, 7/1/27	425	477
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	524
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	486
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,207
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,134
5.00%, 7/1/23	1,000	1,116
Northern Arizona University System Revenue Refunding Bonds (BAM Insured),
5.00%, 6/1/26	1,240	1,493
5.00%, 6/1/27	1,000	1,191
Peoria G.O. Limited Refunding Bonds, Series B,
3.00%, 7/15/27	1,000	1,027
3.00%, 7/15/28	1,000	1,016
Peoria G.O. Unlimited Bonds, Series A,
3.00%, 7/15/28	500	508
3.13%, 7/15/29	550	561
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,024
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,360
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,880
5.50%, 7/1/21	1,080	1,200
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	2,030	2,329
Pima County Regional Transportation Excise TRB,
5.00%, 6/1/21	1,500	1,776
Pima County Sewer Revenue Bonds, Series B,
5.00%, 7/1/25	1,000	1,164
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,193
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,542
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,129
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,203
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,193
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,088
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Subordinate Lien (AGC Insured),
5.25%, 7/15/16	1,000	1,025

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
Arizona - 97.3% continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/39	$1,225	$1,345
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	1,000	1,000
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	2,400	2,907
5.00%, 7/1/30	2,675	3,275
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,174
Tucson COPS (AGC Insured),
5.00%, 7/1/26	1,000	1,095
5.00%, 7/1/29	1,000	1,095
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,118
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), Prerefunded,
5.00%, 7/1/17	1,590	1,690
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,063
5.00%, 7/1/28	1,945	2,068

		97,228

Total Municipal Bonds (Cost $91,329)		97,228

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(1)	994,895	$995

Total Investment Companies (Cost $995)		995

Total Investments - 98.3% (Cost $92,324)		98,223

Other Assets less Liabilities - 1.7%		1,727

NET ASSETS - 100.0%		$99,950

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages	shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	10.3%
AA	73.5
A	15.2
Cash Equivalents	1.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.4%
General	25.8
General Obligations	6.4
Higher Education	12.4
School District	22.1
Water	12.8
All other sectors less than 5%	15.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$97,228	$—	$97,228
Investment Companies	995	—	—	995

Total Investments	$995	$97,228	$—	$98,223

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$92,336

Gross tax appreciation of investments	$5,900
Gross tax depreciation of investments	(13)

Net tax appreciation of investments	$5,887

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$6,069	$46,565	$51,639	$—	*	$995

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guarantee Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6%
California - 87.6%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$970
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/26	1,120	1,372
Anaheim Public Financing Authority Revenue Bonds, Electric System District Facilities (NATL Insured),
4.50%, 10/1/37	3,000	3,108
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21	565	578
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19	425	431
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	609
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded,
5.00%, 8/1/27	535	537
California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,950
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,647
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	955
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,682
California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California,
5.00%, 10/1/25	1,000	1,280
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,550
5.25%, 11/1/40	8,500	9,920
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,266
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/23	5,000	6,169
5.00%, 8/1/24	1,000	1,244
5.00%, 8/1/28	5,000	6,117
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,234
5.00%, 8/1/31	6,500	7,778
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,155
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,362
5.00%, 9/1/28	3,000	3,674
3.00%, 9/1/29	5,195	5,274
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	2,000	2,470
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy of Motion Picture Arts,
5.00%, 11/1/34	1,290	1,492
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,138
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	2,500	2,998

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California - 87.6% continued
California State Public Works Board Lease Revenue Refunding Bonds, Series F,
5.00%, 5/1/23	$2,375	$2,900
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	1,300	1,300
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	6,000	6,197
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	2,000	2,459
5.00%, 11/1/32	1,000	1,210
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,292
5.50%, 4/1/19	1,000	1,139
5.00%, 9/1/19	4,720	5,368
5.00%, 10/1/19	2,990	3,409
5.00%, 9/1/20	1,690	1,975
5.00%, 10/1/20	6,000	7,028
5.50%, 4/1/21	2,000	2,291
5.00%, 10/1/22	500	610
4.00%, 5/1/23	1,485	1,718
5.00%, 10/1/23	500	616
5.00%, 12/1/23	5,000	6,176
5.00%, 5/1/24	1,450	1,797
5.25%, 3/1/30	1,500	1,741
6.50%, 4/1/33	5,260	6,177
California State Various Purpose G.O. Unlimited Bonds (XLCA Insured), Prerefunded,
4.50%, 3/1/16	1,410	1,420
4.50%, 3/1/16	1,090	1,098
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,850
5.00%, 10/1/26	5,000	6,130
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(1)	1,250	1,186
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/26	1,000	1,248
Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.00%, 6/1/24	1,190	1,450
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	4,250	4,497
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	715	887
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,128
5.00%, 6/1/24	1,075	1,352
Eastern California Municipal Water District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,182
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(1)	9,940	8,378
El Dorado Irrigation District COPS, Series A (AGC Insured),
4.00%, 8/1/18	1,915	2,056
Encinitas Union School District G.O. Unlimited CABS, Election of 2010,
0.00%, 8/1/38(1)	2,875	1,083
0.00%, 8/1/39(1)	3,000	1,074
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(1)	2,150	2,028
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,797
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,783

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California - 87.6% continued
Imperial Irrigation District Electric Revenue Refunding Bonds, Series C,
11/1/35(2)	$1,000	$969
11/1/36(2)	1,250	1,490
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,352
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,218
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 8/1/19	1,160	1,192
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	6,975
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	2,190	2,711
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,120
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,393
5.00%, 12/1/29	5,130	6,202
5.00%, 12/1/31	2,000	2,398
Los Angeles Department of Airports Revenue Bonds, Series D (AMT),
5.00%, 5/15/23	3,625	4,358
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	789
5.00%, 5/15/28	600	733
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,622
5.25%, 5/15/29	5,000	5,801
5.00%, 5/15/40	3,500	3,951
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	3,094
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,641
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,691
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/22	500	607
5.00%, 7/1/23	5,000	6,169
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	7,500	9,254
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,476
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,345
Marin County COPS, Prerefunded,
3.00%, 8/1/20	1,595	1,718
4.00%, 8/1/20	1,140	1,280
Marin Healthcare District G.O. Unlimited Bonds, Election of 2013,
4.00%, 8/1/40	1,250	1,312
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,347
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,352
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,823
5.00%, 10/1/27	1,130	1,369
5.00%, 10/1/28	2,770	3,336
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/26	1,060	1,297
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,167
5.00%, 9/1/22	1,445	1,753

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California - 87.6% continued
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	$665	$738
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,219
5.00%, 10/1/28	670	812
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/23	1,200	1,450
5.00%, 8/1/25	1,690	2,047
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,853
5.00%, 8/1/26	2,145	2,573
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,651
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	1,600	1,843
5.00%, 8/1/22	750	876
5.00%, 8/1/24	600	714
5.00%, 8/1/26	1,025	1,224
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,169
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	990
Pasadena Refunding COPS, Series A,
4.00%, 2/1/38	1,500	1,577
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,241
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(1)	3,280	3,033
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	163
5.00%, 7/1/29	1,000	1,092
Riverside Community College District G.O. Unlimited CABS, Series E, Election of 2004,
0.00%, 8/1/32(1)	2,650	1,324
0.00%, 8/1/38(1)	4,500	1,591
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	967
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	730
Rowland Unified School District G.O. Unlimited CABS, Series B, Election of 2012,
0.00%, 8/1/37(1)	4,720	1,757
0.00%, 8/1/38(1)	4,230	1,490
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,698
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,104
5.00%, 8/15/25	2,000	2,200
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,281
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,254
4.25%, 3/1/20	1,130	1,261
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,632
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,448
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,676

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California - 87.6% continued
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	$3,615	$3,912
San Diego Unified School District G.O. Unlimited Bonds, Series G, Election of 2012, Green Bonds,
7/1/40(2)	2,000	2,348
San Diego Unified School District G.O. Unlimited CABS, Series I,
7/1/37(2)	3,000	1,262
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,972
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,942
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	2,000	2,253
5.13%, 4/1/19	1,000	1,131
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,280
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	2,011
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,179
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/23	2,000	2,493
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,044
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/25	1,400	1,765
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,267
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,393
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,300	1,523
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,183
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/25	3,000	3,191
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	1,140	1,411
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,219
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,231
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,719
5.00%, 7/1/30	4,040	4,630
5.00%, 7/1/34	1,000	1,138
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,316
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,406
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,510

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California - 87.6% continued
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	$1,240	$1,422
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,453
5.00%, 7/1/30	2,500	2,852
Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008,
0.00%, 8/1/32(1)	2,000	1,007
0.00%, 8/1/33(1)	2,150	1,017
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	742
University of California General Revenue Bonds, Series AK,
5.00%, 5/15/23	2,000	2,454
University of California Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,475
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,334
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/24	2,000	2,508
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	1,000	1,116
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/17(1)	1,615	1,592
0.00%, 8/1/18(1)	1,635	1,574
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,282
West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012,
5.00%, 8/1/28	2,500	3,105
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
0.00%, 8/1/16(1)	1,115	1,112
Western Riverside County Trust & Wastewater Financing Authority Revenue Bonds, Western Municipal Water District Improvement Project (AGC Insured),
5.13%, 9/1/29	1,645	1,826
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	500	617
5.00%, 9/1/26	1,000	1,220

		426,503

Total Municipal Bonds (Cost $402,850)		426,503

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.6%
Northern Funds - California Municipal Money Market Fund 0.01%(3)	32,063,790	$32,064

Total Investment Companies (Cost $32,064)		32,064

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.2%
Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	$13,000	$13,101
San Bernardino County G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	8,000	8,069
San Diego Unified School District G.O. Limited TRANS, Series A,
2.00%, 6/30/16	4,000	4,033

Total Short-Term Investments (Cost $25,210)		25,203

Total Investments - 99.4% (Cost $460,124)		483,770

Other Assets less Liabilities - 0.6%		2,957

NET ASSETS - 100.0%		$486,727

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security on the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.3%
AA	74.7
A	8.9
A1+ (Short Term)	0.8
A1 (Short Term)	4.4
Not rated	1.3
Cash Equivalents	6.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	6.6%
General	6.9
General Obligation	35.8
Power	6.0
School District	17.5
Water	6.6
All other sectors less than 5%	20.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$426,503	$—	$426,503
Investment Companies	32,064	—	—	32,064
Short-Term Investments	—	25,203	—	25,203

Total Investments	$32,064	$451,706	$—	$483,770

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$460,124

Gross tax appreciation of investments	$23,960
Gross tax depreciation of investments	(314)

Net tax appreciation of investments	$23,646

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2015 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$45,605	$243,530	$257,071	$2	$32,064

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guarantee Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8%
California - 86.8%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured),
5.50%, 8/1/33	$1,000	$1,128
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	3,595	4,022
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded,
5.00%, 8/1/27	540	542
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,842
5.00%, 3/1/26	1,300	1,612
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	3,084
5.00%, 8/1/31	2,000	2,393
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	1,500	1,869
5.00%, 9/1/28	2,000	2,449
3.00%, 9/1/29	3,000	3,046
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	750	926
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,616
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	475	477
California State Public Works Board Lease Revenue Refunding Bonds, Series F,
5.00%, 5/1/29	1,000	1,206
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	1,050	1,084
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,490	1,832
5.00%, 11/1/32	1,000	1,210
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,856
5.25%, 3/1/30	3,500	4,062
5.50%, 3/1/40	2,865	3,321
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	699
6.00%, 8/1/36	1,000	1,266
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	871
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	570
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	705	746
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	825	1,038
5.00%, 8/1/26	850	1,057
Encinitas Union School District G.O. Unlimited CABS, Election of 2010,
0.00%, 8/1/36(1)	1,425	595
0.00%, 8/1/37(1)	2,000	792
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	4,160
Grossmont Union High School District G.O. Unlimited CABS, Series F, Election of 2008 (AGM Insured),
0.00%, 8/1/32(1)	3,540	1,741
Imperial Irrigation District Electric Revenue Refunding Bonds, Series C,
11/1/35(2)	1,000	969
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,500	3,022
5.00%, 12/1/30	2,000	2,408

NORTHERN FUNDS QUARTERLY REPORT    1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
California - 86.8% continued
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	$1,500	$1,693
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,061
Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	2,000	2,016
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	15	17
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,804
Marin County COPS, Prerefunded,
4.25%, 8/1/20	1,575	1,787
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	600	704
5.50%, 9/1/41	2,500	2,968
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,690
6.00%, 10/1/39	2,000	2,280
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(1)	10,000	5,490
Norwalk-La Mirada Unified School District G.O. Unlimited Bonds, Series A,
5.00%, 8/1/40	1,195	1,377
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	650	779
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
1.73%, 8/1/38	5,000	5,525
Pasadena Refunding COPS, Series A,
4.00%, 2/1/38	1,500	1,577
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,831
Riverside Community College District G.O. Unlimited CABS, Series E, Election of 2004,
0.00%, 8/1/39(1)	4,500	1,509
Riverside County Infrastructure Financing Authority Lease Revenue Refunding Bonds, Series A,
4.00%, 11/1/37	1,300	1,342
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	64
San Bernardino County G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	2,000	2,017
San Diego County Water Authority COPS, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,171
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,678
San Diego Unified School District G.O. Unlimited Bonds, Series G, Election of 2012, Green Bonds,
7/1/40(2)	1,000	1,174
San Diego Unified School District G.O. Unlimited CABS, Series I,
7/1/37(2)	2,850	1,199
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,244
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	3,650	4,112
5.13%, 4/1/19	1,500	1,696
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/25	1,000	1,261
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,403
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,431

TAX-EXEMPT FIXED INCOME FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.8% continued
California - 86.8% continued
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	$10	$10
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,436
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	1,000	1,160
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18	2,520	2,835
Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008,
0.00%, 8/1/31(1)	1,250	667
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,746
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,217
5.00%, 7/1/32	595	718
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	4,065	4,537
Western Riverside County Trust & Wastewater Financing Authority Revenue Bonds, Western Municipal Water District Improvement Project (AGC Insured),
5.13%, 9/1/29	2,000	2,220

		142,208

Total Municipal Bonds (Cost $126,933)		142,208

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.7%
Northern Funds - California Municipal Money Market Fund, 0.01%(3)	20,694,118	$20,694

Total Investment Companies (Cost $20,694)		20,694

Total Investments - 99.5% (Cost $147,627)		162,902

Other Assets less Liabilities - 0.5%		877

NET ASSETS - 100.0%		$163,779

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.8%
AA	70.6
A	12.9
A1 (Short Term)	2.5
Not Rated	0.5
Cash Equivalent	12.7

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	34.6%
School District	17.3
Financials	12.7
General	12.2
Water	5.8
All other sectors less than 5%	17.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$142,208	$—	$142,208
Investment Companies	20,694	—	—	20,694

Total Investments	$20,694	$142,208	$—	$162,902

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$147,653

Gross tax appreciation of investments	$15,268
Gross tax depreciation of investments	(19)

Net tax appreciation of investments	$15,249

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$18,935	$110,914	$109,155	$1	$20,694

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4%
Alabama - 1.2%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,811

Arizona - 0.9%
Maricopa County Pollution Control Corp Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico, Palo Verde,
6.25%, 1/1/38	4,000	4,388

California - 9.2%
California State Municipal Finance Authority COPS, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,382
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,272
6.25%, 6/1/40	1,000	1,123
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,307
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/34	1,000	1,080
5.25%, 12/1/44	3,500	3,696
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,021
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	2,000	1,729
5.75%, 6/1/47	5,000	4,677
Imperial Irrigation District Electric Revenue Refunding Bonds, Series C,
11/1/37(1)	1,500	1,775
11/1/38(1)	1,250	1,474
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C,
5.00%, 5/15/38	3,050	3,526
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	5,813
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,721
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	4,000	3,712

		45,308

Colorado - 2.0%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,554
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,035
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,363

		9,952

Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,402
5.38%, 7/1/31	1,250	1,407

		2,809

Delaware - 1.1%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,216
Delaware State Transportation Authority U.S. 301 Project Revenue Bonds,
5.00%, 6/1/45	2,680	3,084

		5,300

District of Columbia - 2.1%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	6,017
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	4,000	4,269

		10,286

NORTHERN FUNDS QUARTERLY REPORT    1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Florida - 4.8%
Cape Coral Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/33	$3,000	$3,500
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,525	3,832
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	2,500	3,032
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,687
5.00%, 10/1/44	1,500	1,680
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	765	800
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	4,000	4,564
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	4,000	4,517
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(2) (3)	150	—

		23,612

Georgia - 2.1%
Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded,
6.25%, 11/1/19	5,000	5,946
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/35	2,505	2,936
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Series A, Project One Subordinate,
5.00%, 1/1/35	1,500	1,729

		10,611

Idaho - 0.6%
Idaho State Facilities Authority Revenue Bonds, St. Lukes Health System Project,
5.00%, 3/1/44	2,865	3,164

Illinois - 5.4%
Chicago O’Hare International Airport Revenue Bonds, Series C (AMT),
5.00%, 1/1/46	500	543
Chicago O’Hare International Airport Revenue Bonds, Series D,
5.00%, 1/1/46	4,000	4,440
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	4,197
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19	1,000	1,197
7.00%, 8/15/19	1,000	1,201
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/34	5,000	5,736
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/37	2,000	2,315
5.00%, 1/1/40	3,000	3,436
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,167
6.00%, 6/1/28	2,000	2,361

		26,593

Indiana - 3.6%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,437
6.38%, 9/15/41	2,000	2,266
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,269
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,229
Indiana State Municipal Power Agency Revenue Refunding Bonds, Series A,
1/1/42(1)	3,000	3,445
North Manchester Economic Development Revenue Refunding Bonds, Peabody Retirement Community Project,
6.05%, 12/1/45	389	324

TAX-EXEMPT FIXED INCOME FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Indiana - 3.6% continued
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45	$324	$22
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(4) (5)	1,000	1,031
8.00%, 9/1/41	2,500	3,000

		18,023

Kentucky - 1.1%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,850
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,654

		5,504

Louisiana - 6.0%
Louisiana State Gasoline & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,609
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,362
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,487
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,367
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,383
New Orleans Aviation Board Revenue Bonds, Series A,
5.00%, 1/1/40	1,500	1,689
5.00%, 1/1/45	2,500	2,801
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	4,000	4,464
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,301
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,204

		29,667

Maine - 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,368
6.75%, 7/1/41	2,000	2,217

		4,585

Maryland - 1.7%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,592
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,500	1,730
6.13%, 1/1/36	2,000	2,259

		8,581

Massachusetts - 2.8%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,383
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	5,000	5,449
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,190

		14,022

NORTHERN FUNDS QUARTERLY REPORT    3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Michigan - 2.6%
Michigan State Finance Authority Revenue Bonds, Detroit Local Government Loan Program, Detroit Water & Sewer, Series C,
5.00%, 7/1/35	$3,000	$3,358
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4 Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/30	2,000	2,283
Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18	2,000	2,378
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,840

		12,859

Minnesota - 1.2%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,000	3,277
Western Minnesota Municipal Power Agency Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,834

		6,111

Mississippi - 1.7%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series A, Weyerhaeuser Co. Project,
6.80%, 4/1/22	4,710	5,793
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,827

		8,620

Missouri - 1.6%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,720
6.75%, 9/1/34	1,750	1,887
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, Prerefunded,
6.38%, 12/1/17	3,005	3,316

		7,923

Nevada - 0.9%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,582

New Jersey - 4.7%
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Bridge Replacement Project,
5.38%, 1/1/43	2,500	2,762
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,328
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,300	1,474
New Jersey State EDA Revenue Bonds, Series A, Rowan Properties LLC - Provident Group,
5.00%, 1/1/48	1,000	1,046
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,239
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,302
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,149
5.00%, 6/15/45	2,250	2,348
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	4,000	4,532

		23,180

New York - 6.3%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,709
5.00%, 7/1/40	2,770	3,033

TAX-EXEMPT FIXED INCOME FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
New York - 6.3% continued
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	$5,000	$5,739
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 2/1/41	5,000	5,767
New York State Convention Center Development Corp. Revenue Refunding Bonds, Hotel Unit Fee Secured,
5.00%, 11/15/40	5,000	5,779
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Icahn School Medicine At Mount Sinai,
5.00%, 7/1/40	3,000	3,389
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	1,425	1,605
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	3,500	4,126
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(2) (3)	2,200	—

		31,147

North Carolina - 1.5%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,531
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,145

		7,676

Ohio - 5.0%
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/39	1,250	1,419
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20	4,000	5,038
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,843
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,325
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,750	1,819
5.00%, 12/1/43	1,350	1,370
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	4,864

		24,678

Oklahoma - 0.8%
Grand River Dam Authority Revenue Bonds, Series A,
5.00%, 6/1/39	3,350	3,836

Pennsylvania - 4.2%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	1,840	1,841
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19	3,000	3,608
Delaware County IDR Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,509
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,618
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,245
Pennsylvania State Turnpike Commission Revenue Bonds, Series C,
5.00%, 12/1/39	3,000	3,391

NORTHERN FUNDS QUARTERLY REPORT    5     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.4% continued
Pennsylvania - 4.2% continued
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	$4,000	$4,496

		20,708

Rhode Island - 0.8%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	4,000	4,174

South Carolina - 0.7%
South Carolina State Public Service Authority Revenue Bonds, Series E,
5.25%, 12/1/55	3,000	3,382

Texas - 11.2%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas (PSF-Gtd.),
5.00%, 8/15/39	2,000	2,261
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,558
5.00%, 12/1/45	2,000	2,066
Central Regional Mobility Authority Revenue Bonds, Series A, Senior Lien,
5.00%, 1/1/45	4,000	4,443
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	3,400	4,012
Fort Worth General Purpose G.O. Limited Refunding & Improvement Bonds, Series A,
5.00%, 3/1/25	5,000	6,235
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willowbend Project,
5.75%, 11/1/36	3,000	3,032
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,387
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,811
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20	3,500	4,190
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,638
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,980
Texas State Transportation Commission Turnpike System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 8/15/42	4,475	4,967
Travis County HFDC Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,146
7.13%, 11/1/40	2,000	2,299
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,523

		55,548

Virginia - 0.4%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds,
5.25%, 7/1/35	270	284
5.00%, 7/1/45	1,515	1,530

		1,814

Washington - 1.7%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,419
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19	4,000	4,794

		8,213

Total Municipal Bonds (Cost $422,552)		452,667

TAX-EXEMPT FIXED INCOME FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.8%
Northern Institutional Funds - Tax Exempt Portfolio, 0.01%(6)	38,437,433	$38,437

Total Investment Companies (Cost $38,437)		38,437

Total Investments - 99.2% (Cost $460,989)		491,104

Other Assets less Liabilities - 0.8%		3,833

NET ASSETS - 100.0%		$494,937

(1)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of this restricted illiquid security amounted to $1,031,000 or 0.2% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	$876

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes/ zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.8%
AA	16.0
A	25.1
BBB	31.9
BB	5.5
B	1.8
Not rated	7.1
Cash Equivalents	7.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.3%
Development	7.3
Financials	7.8
General	9.0
Higher Education	9.2
Medical	15.1
Transportation	13.3
Water	7.6
All other sectors less than 5%	22.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     7     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$452,667	$—	$452,667
Investment Companies	38,437	—	—	38,437

Total Investments	$38,437	$452,667	$—	$491,104

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$460,989

Gross tax appreciation of investments	$32,832
Gross tax depreciation of investments	(2,717)

Net tax appreciation of investments	$30,115

Transactions in affiliated investments for the nine months ended December 31, 2015 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax Exempt Portfolio	$23,719	$147,546	$132,828	$2	$38,437

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5%
Alabama - 0.2%
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	$5,875	$7,089

Alaska - 0.3%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/22	1,065	1,296
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,672
Anchorage Water Revenue Refunding Bonds (NATL Insured),
5.00%, 5/1/37	1,700	1,783

		8,751

Arizona - 4.4%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	8,182
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18	10,000	11,118
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	5,000	6,163
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.25%, 7/1/20	10,000	11,395
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	14,592
Arizona State Water Infrastructure Finance Authority Quality Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,000	3,666
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	6,750	8,248
Chandler Excise TRB,
5.00%, 7/1/27	5,000	6,040
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	5,931
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,872
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,716
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,458
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/21	4,110	4,662
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	6,136
5.00%, 7/1/27	10,000	12,195
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/22	5,000	5,733
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,975
Scottsdale G.O. Limited Refunding Bonds,
5.00%, 7/1/22	3,000	3,645
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	6,970

		136,697

California - 6.3%
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded,
5.00%, 8/1/27	1,815	1,822
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(1)	11,755	3,908
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/19	1,000	1,137

NORTHERN FUNDS QUARTERLY REPORT     1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
California - 6.3% continued
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	$75	$75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/19	1,010	1,146
5.00%, 9/1/20	1,000	1,168
5.00%, 3/1/26	10,000	12,399
6.25%, 11/1/34	5,000	5,976
4.00%, 11/1/44	4,205	4,422
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/27	10,000	12,208
5.00%, 8/1/28	10,000	12,129
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	10,500	13,085
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Art,
5.00%, 11/1/35	2,000	2,309
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	10,000	12,167
5.00%, 11/1/32	5,000	6,050
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT),
4.00%, 12/1/32	2,165	2,249
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
3.00%, 8/1/35	11,850	10,390
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/39(1)	1,420	439
0.00%, 8/1/40(1)	10,000	2,929
0.00%, 8/1/41(1)	6,775	1,886
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	525
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(1)	12,000	2,424
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/35(1)	1,000	453
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	12,127
5.00%, 8/1/31	5,000	6,037
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,658
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,182
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	65
Los Angeles Harbor Department Revenue Bonds, Series A (AMT) (NATL Insured),
5.00%, 8/1/17	4,850	5,080
Marin Healthcare District G.O. Unlimited Bonds, Election of 2013,
4.00%, 8/1/40	3,470	3,642
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,308
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/35	1,860	2,191
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/29	1,250	1,483
San Diego Unified School District G.O. Unlimited Bonds, Series G, Election of 2012, Green Bonds,
7/1/45(2)	5,000	5,275
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	7,390	8,355
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,805

TAX-EXEMPT FIXED INCOME FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
California - 6.3% continued
San Mateo Foster City School District G.O. Unlimited Convertible CABS, Election of 2008,
1.10%, 8/1/42	$5,000	$3,926
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18	5,000	5,625
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17	2,500	2,681
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,802
University of California Limited Project Revenue Bonds, Series D (NATL Insured), Prerefunded,
5.00%, 5/15/16	1,860	1,911

		192,529

Colorado - 1.1%
Adams & Weld Counties School District No. 27J Brighton G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/36	3,000	3,562
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,542
Denver City & County Airport System Revenue Bonds, Series B,
4.00%, 11/15/31	5,000	5,379
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,781
5.25%, 11/15/29	1,740	2,045
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured),
6.00%, 9/1/23	6,550	7,594
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,252
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded,
5.00%, 11/1/16	5,000	5,185

		34,340

Connecticut - 1.3%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/24	6,500	7,893
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,335
5.00%, 4/15/23	5,500	6,494
5.00%, 6/15/30	2,500	2,975
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,860
Connecticut State G.O. Unlimited Bonds, Series G, Green Bonds,
5.00%, 11/15/29	1,835	2,174
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/32	3,500	4,166
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,849
University of Connecticut Revenue Bonds, Series A,
5.00%, 2/15/24	5,000	6,094

		39,840

Delaware - 0.0%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,123

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	10,500	11,638
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18	1,000	1,114
6.00%, 10/1/18	5,000	5,674

NORTHERN FUNDS QUARTERLY REPORT     3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
District of Columbia - 1.0% continued
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	$2,460	$2,691
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,448
5.00%, 10/1/26	1,500	1,713
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,462

		29,740

Florida - 4.4%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,266
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,449
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,137
5.00%, 9/1/25	1,000	1,130
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,846
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	12,317
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/24	3,000	3,723
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	12,475	13,386
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Right of Way,
5.00%, 7/1/24	5,000	6,214
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,954
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,616
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	413
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,788
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL Insured),
5.00%, 10/1/23	4,245	4,367
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,480
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	954
5.00%, 8/1/23	1,125	1,350
Miami Beach Redevelopment Agency Tax Increment Tax Allocation Refunding Bonds, City Center (AGM Insured),
5.00%, 2/1/31	2,250	2,573
Miami Beach Stormwater Revenue Bonds,
5.00%, 9/1/41	2,500	2,843
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,546
5.00%, 10/1/32	3,890	4,449
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	742
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,601
Miami-Dade County School Board Refunding COPS, Series A (AGM Insured),
5.00%, 5/1/27	5,000	5,974
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,518
5.25%, 10/1/22	2,500	3,040

TAX-EXEMPT FIXED INCOME FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Florida - 4.4% continued
Orange County School Board Refunding COPS, Series C,
5.00%, 8/1/31	$5,000	$5,928
Palm Beach County School Board Refunding COPS, Series C,
5.00%, 8/1/30	5,000	5,858
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,904
5.25%, 6/1/30	5,000	5,900
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	9,630	10,029

		135,295

Georgia - 2.0%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19	10,000	11,314
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/43	10,000	11,503
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/26	5,000	6,261
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
5.00%, 9/1/21	5,000	5,988
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/21	1,100	1,313
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.50%, 11/1/22	5,870	6,905
Gwinnett County School District G.O. Unlimited Refunding Bonds,
5.00%, 2/1/31	10,000	12,281
Municipal Electric Authority of Georgia Revenue Bonds, Plant Voltage Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,712
5.50%, 7/1/60	2,500	2,839

		61,116

Hawaii - 1.4%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,153
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,564
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	12,217
Honolulu City & County Board of Water Supply System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	2,000	2,392
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution,
5.00%, 7/1/27	3,310	4,066
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded,
5.00%, 7/1/16	3,000	3,068
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	10,000	12,283

		41,743

Illinois - 2.6%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,827
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,336
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,818
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,601
Illinois State Build Sales TRB, Series B, Unrefunded Balance,
5.00%, 6/15/24	1,515	1,668
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,787
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,694
4.13%, 11/15/37	7,500	7,655

NORTHERN FUNDS QUARTERLY REPORT     5     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Illinois - 2.6% continued
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 2/1/16	$2,000	$2,008
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-IBC FGIC Insured), Prerefunded,
5.25%, 2/1/17	1,830	1,921
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	5,500	6,238
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	5,000	6,042
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/40	3,000	3,436
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Senior Series A,
12/1/31(2)	2,500	2,961
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,216
McLean County Public Building Commission Revenue Bonds,
5.00%, 12/1/25	1,960	2,365
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	6,944
Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/28	2,000	2,262
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,901
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/20	2,700	3,148
5.00%, 12/30/24	6,040	7,102

		79,930

Indiana - 1.4%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,742
5.25%, 10/1/38	2,980	3,505
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	5,000	5,679
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,060	13,060
Indiana State Municipal Power Agency Revenue Refunding Bonds, Series A,
1/1/42(2)	5,000	5,742
Indiana University Student Fee Revenue Refunding Bonds, Series W-2,
5.00%, 8/1/26	3,250	3,970
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,077
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,677
5.50%, 1/10/24	1,135	1,323

		42,775

Kansas - 0.2%
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,697
Wichita Water and Sewer Utility Revenue Bonds, Series C,
3.00%, 10/1/30	1,085	1,091

		4,788

Kentucky - 0.2%
Lexington-Fayette Urban County Government G.O. Unlimited Bonds, Series B,
5.00%, 1/1/27	1,260	1,533

TAX-EXEMPT FIXED INCOME FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Kentucky - 0.2% continued
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	$3,000	$3,508

		5,041

Louisiana - 0.9%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
5.00%, 7/15/22	5,290	6,304
Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds (AGM Insured),
5.00%, 6/1/22	5,750	6,805
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	6,053
5.00%, 7/15/24	2,825	3,425
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,382

		28,969

Maryland - 3.2%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	7,227
Baltimore Project Subordinate Revenue Bonds, Series A,
5.00%, 7/1/44	5,000	5,724
Baltimore Water Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,639
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series A,
5.00%, 3/1/22	10,000	11,799
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.25%, 12/15/17	9,880	10,731
5.00%, 6/1/21	8,630	9,967
5.00%, 2/1/24	6,800	8,292
Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,754
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19	5,000	5,531
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/24	10,000	12,036
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,000	1,163
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds,
3.00%, 3/1/29	6,725	6,752
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,000	2,163
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,241
Montgomery County G.O. Unlimited, Series A,
5.00%, 11/1/25	3,000	3,749

		98,768

Massachusetts - 4.7%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18	145	160
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Unrefunded Balance,
5.25%, 7/1/34	355	391
Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	10,000	12,216
Massachusetts School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17	4,980	5,315
Massachusetts School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Unrefunded Balance,
5.00%, 8/15/37	20	21

NORTHERN FUNDS QUARTERLY REPORT     7     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Massachusetts - 4.7% continued
Massachusetts School Building Authority Sales Tax Revenue Refunding Bonds, Series C,
5.00%, 8/15/37	$10,000	$11,826
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/24	2,400	2,976
Massachusetts State Clean Water Trust Revenue Bonds, State Revolving Fund Green Bonds,
5.00%, 2/1/27	1,300	1,585
Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program),
5.50%, 5/1/39	5,000	6,515
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,548
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	5,000	5,799
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.63%, 10/1/41	3,000	3,002
4.00%, 6/1/43	3,000	3,098
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
5.00%, 10/1/23	10,000	11,991
Massachusetts State G.O. Limited Bonds, Series F,
5.00%, 11/1/26	5,820	7,056
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 8/1/25	5,000	6,298
5.00%, 7/1/29	8,000	9,803
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	3,015
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,505
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.50%, 11/15/36	5,000	5,643
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,651
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,571
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,209
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	555
5.50%, 6/1/21	500	607
Massachusetts State Variable G.O. Limited Refunding Bonds, Series C,
0.13%, 2/1/17	10,000	10,002
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/22	3,300	4,122
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,796
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	1,110	1,209

		143,485

Michigan - 1.7%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,434
Michigan State Environment Program G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/23	5,000	6,127
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,748
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Credit Group,
5.00%, 11/15/27	2,500	3,040

TAX-EXEMPT FIXED INCOME FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Michigan - 1.7% continued
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	$345	$346
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/21	2,500	2,979
University of Michigan Revenue Refunding Bonds,
5.00%, 4/1/28	1,500	1,878
5.00%, 4/1/36	5,000	6,028
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,895
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,171

		51,646

Minnesota - 0.9%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,268
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	1,215	1,216
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,757
Minnesota Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,182
Minnesota State G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 10/1/20	75	87
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/23	5,500	6,791
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	5,000	6,173
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/22	245	298
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	5,300	6,414

		29,186

Missouri - 1.4%
Metropolitan Saint Louis Sewer District Wastewater System Improvement Revenue Refunding Bonds, Series B,
5.00%, 5/1/38	5,880	6,973
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded,
5.00%, 1/1/20	5	6
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, Escrowed to Maturity,
5.00%, 7/1/23	125	154
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,775
5.00%, 7/1/23	3,495	4,304
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/21	12,840	15,268
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/23	10,000	12,209

		44,689

Nebraska - 0.5%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,664
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,203
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/39	4,235	4,919
5.00%, 2/1/43	5,000	5,781

		16,567

NORTHERN FUNDS QUARTERLY REPORT     9     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Nevada - 0.5%
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	$2,500	$2,703
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 6/1/18	8,000	8,769
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,699

		15,171

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	5,000	5,647

New Jersey - 1.2%
New Jersey State EDA Revenue Bonds, Series UU, School Facilities Construction,
5.00%, 6/15/27	70	76
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,509
New Jersey State EDA Revenue Refunding Bonds, Series PP, School Facilities Construction (AGM-CR Insured),
5.00%, 6/15/25	10,000	11,560
New Jersey State EDA Revenue Refunding Bonds, Series XX,
5.00%, 6/15/22	5,000	5,529
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	5,527
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/29	1,000	1,107
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/33	5,000	5,822
5.00%, 1/1/45	3,000	3,399
Ocean County G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/23	1,000	1,160

		37,689

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,256
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/28	1,250	1,500
5.00%, 8/1/44	1,500	1,708

		6,464

New York - 13.4%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19	5,000	5,841
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,662
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,882
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,378
5.00%, 11/15/24	5,000	5,373
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/30	2,495	2,980
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,155
New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series B, Sustainable Neighborhood,
2.95%, 2/1/26	4,000	4,020
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	6,000
5.00%, 6/15/39	8,000	9,316
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,607

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
New York - 13.4% continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2015 (State Aid Withholding),
5.00%, 7/15/30	$2,000	$2,397
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,751
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,777
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,591
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,190
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/32	5,000	5,989
5.00%, 8/1/34	5,000	5,942
5.00%, 8/1/35	10,000	11,838
5.00%, 8/1/37	8,500	9,992
5.00%, 2/1/41	10,000	11,535
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A-1,
5.00%, 11/1/21	5,000	5,723
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,355
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/32	2,500	3,006
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	6,177
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	4,895	5,025
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008,
5.00%, 10/1/22	5,000	5,368
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (AGC State Aid Withholding),
5.25%, 10/1/23	5,000	5,607
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	7,040	9,392
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	6,035	7,236
New York State Dormitory Authority Personal Income TRB, Series A-2014, Unrefunded Balance,
5.00%, 2/15/39	1,930	2,141
New York State Dormitory Authority Personal Income TRB, Series B, Group C,
5.00%, 2/15/38	2,000	2,326
New York State Dormitory Authority Sales Tax Supported Debt Revenue Bonds, Series A,
5.00%, 3/15/44	2,425	2,781
New York State Dormitory Authority Sales TRB, Series 2015B,
5.00%, 3/15/31	3,000	3,646
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,972
5.00%, 3/15/29	10,000	11,828
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	16,000	18,315
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds,
5.00%, 6/15/36	5,000	5,827
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	2,185	2,194

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
New York - 13.4% continued
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	$10,000	$11,131
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23	2,000	2,459
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-IBC Insured),
5.50%, 4/1/17	3,635	3,771
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,505	8,587
New York State Thruway Authority Revenue Refunding Bonds,
5.00%, 1/1/28	10,000	12,148
5.00%, 1/1/29	5,000	6,033
New York State Thruway Authority Transportation Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,389
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	10,000	12,300
5.00%, 3/15/25	20,000	24,907
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,078
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,340
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 189,
5.00%, 5/1/30	3,500	4,228
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 194,
5.00%, 10/15/29	3,270	3,995
5.00%, 10/15/31	10,000	12,110
5.00%, 10/15/35	5,970	7,087
4.00%, 10/15/45	4,775	5,044
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	12,309
5.00%, 10/15/28	5,000	6,123
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.00%, 11/15/27	1,330	1,633
Utility Debt Securitization Authority Revenue Refunding Bonds, Restructuring Bonds,
5.00%, 12/15/32	6,500	7,931
5.00%, 12/15/33	10,000	12,152

		411,895

North Carolina - 1.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,330	10,609
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,239
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, Series B, Duke University,
5.00%, 10/1/55	2,500	2,895
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series C,
5.00%, 1/1/29	10,000	12,091
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,824

		35,658

Ohio - 1.3%
Columbus G.O. Unlimited Bonds, Series A,
3.00%, 7/1/22	3,650	3,962
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,323
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/16	4,000	4,130
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,530	1,883
Ohio State G.O. Unlimited Refunding Bonds, Series A, Common Schools,
5.00%, 9/15/24	3,290	4,101
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	6,061
5.00%, 8/1/25	2,250	2,833

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Ohio - 1.3% continued
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	$2,500	$3,030
Ohio State Major New Infrastructure Project Garvee Revenue Bonds,
5.00%, 12/15/22	2,250	2,710
Ohio State Water Development Authority Water PCR Bonds, Series 2015A,
6/1/25(2)	4,750	5,984
University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured),
5.00%, 6/1/28	2,075	2,231

		39,248

Oklahoma - 0.5%
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	6,250	7,491
University of Oklahoma General Revenue Bonds, Series C,
5.00%, 7/1/32	5,000	5,899
4.00%, 7/1/39	3,080	3,211

		16,601

Oregon - 1.3%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,197
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,946
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,770
Oregon State Facilities Authority Revenue Bonds, Series C, Providence Health & Services,
4.00%, 10/1/45	500	515
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	3,040
Portland Sewer System Revenue Refunding Bonds, Series A, First Lien,
5.00%, 6/1/21	10,000	11,906

		39,374

Pennsylvania - 1.2%
Delaware County Authority Villanova University Revenue Bonds,
4.00%, 8/1/45	2,000	2,082
5.00%, 8/1/45	3,320	3,774
Lower Merion School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 9/1/23	2,240	2,755
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,101
Mount Lebanon School District G.O. Limited Refunding Bonds (State Aid Withholding),
3.00%, 2/15/26	2,375	2,493
Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	9,540	11,050
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
5.00%, 2/1/27	1,000	1,196
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series (AGM-CR Insured),
5.00%, 8/15/22	5,000	5,986
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,280
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/45	2,000	2,253

		37,970

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, Prerefunded,
5.50%, 8/1/21	5,000	6,091
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	3,077
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,181

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Rhode Island - 0.4% continued
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	$2,880	$3,375

		13,724

South Carolina - 1.0%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	2,977
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,960	6,041
Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	598
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19	950	1,076
South Carolina State Public Service Authority Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/38	11,050	12,301
South Carolina State Public Service Authority Revenue Bonds, Series E,
5.25%, 12/1/55	7,500	8,456

		31,449

Tennessee - 1.7%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	12,457
5.00%, 7/1/28	10,000	12,302
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	5,305
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/21	11,825	14,137
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/26	5,000	6,304
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	450	472
4.05%, 7/1/20	455	492
4.13%, 7/1/21	1,595	1,726

		53,195

Texas - 7.8%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	120
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/28	5,000	6,124
5.00%, 2/15/29	10,000	12,162
Dallas G.O. Limited Refunding Bonds, Unrefunded Balance,
5.00%, 2/15/22	2,000	2,397
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	10,000	10,060
Dallas Independent School District Variable G.O. Limited Bonds, Maintenance Tax Notes,
1.50%, 8/15/18	6,000	6,052
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	5,000	6,183
5.00%, 10/1/29	5,625	6,876
Duncanville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/29	5,000	6,040
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,615
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds, Series B,
5.00%, 11/1/26	2,225	2,745
Harris County Road G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	10,000	12,366

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Texas - 7.8% continued
Harris County-Houston Sports Authority Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 11/15/30	$5,000	$5,766
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded,
4.50%, 11/15/17	2,500	2,669
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	10,463
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	1,590	1,602
Humble Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,439
Humble Independent School District Building G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.25%, 2/15/23	5,000	6,185
Laredo G.O. Limited Bonds, Certificates of Obligation (NATL Insured), Prerefunded,
5.00%, 2/15/17	6,965	7,299
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19	80	91
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,135
Montgomery Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/27	1,000	1,228
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	13,067
North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/31	5,000	5,768
Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/22	5,000	5,990
San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/16	12,655	12,705
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17	10,000	10,152
Tarrant Regional Water District Water Control & Improvement District Revenue Refunding Bonds, Series A,
5.00%, 3/1/16	4,200	4,234
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	6,052
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/24	6,835	8,525
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Mobility Fund,
5.00%, 10/1/26	10,000	12,475
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	86
Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, First Tier,
5.00%, 10/1/25	1,175	1,479
Texas State Water Development Board Revenue Bonds, Series A,
5.00%, 10/15/29	10,000	12,289
5.00%, 10/15/31	10,000	12,159
University of Texas Permanent University Fund Revenue Bonds, Series A,
7/1/33(2)	5,000	6,022

		241,638

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
Utah - 0.3%
North Davis County Sewer District Revenue Bonds,
5.00%, 3/1/23	$2,265	$2,763
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	6,042

		8,805

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,738

Virginia - 1.2%
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,247
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,630
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	6,066
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/27	5,000	6,219
5.00%, 7/1/28	5,000	6,189
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,132
Virginia State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 6/1/24	5,000	6,261
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,254
Wise County IDA Solid Waste and Sewage Disposal Revenue Bonds, Series A, Virginia Electric and Power Co.,
1.88%, 6/1/20	2,750	2,773

		35,771

Washington - 2.5%
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity,
3.00%, 1/1/16	4,035	4,035
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,081
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	6,051
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/23	10,000	12,276
5.00%, 7/1/31	5,000	5,975
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/28	10,000	12,139
Washington State G.O. Unlimited Refunding Bonds, Series R-2015E,
5.00%, 7/1/28	10,775	13,079
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,437
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,460
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,665	13,665

		76,198

Wisconsin - 0.4%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	12,818

Total Municipal Bonds (Cost $2,263,814)		2,355,160

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.4%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3)	505,911,906	$505,912

Total Investment Companies (Cost $505,912)		505,912

TAX-EXEMPT FIXED INCOME FUNDS    16     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%
Cypress-Fairbanks Independent School District Building G.O. Unlimited VRDB, Series B-1 (PSF-Gtd.),
2.00%, 8/15/16	$5,000	$5,042
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Sifma Index,
0.01%, 12/1/16	5,000	5,000
Massachusetts State G.O. Limited RANS, Series B,
2.00%, 5/25/16	50,000	50,338
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/16	4,865	4,998
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
0.01%, 1/12/16	10,000	10,000
Metropolitan Transportation Authority Revenue BANS, Subseries B1-G,
1.00%, 8/1/16	50,000	50,161
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
2.00%, 3/15/16	50,000	50,183
Ocean County G.O. Unlimited Refunding Bonds, Series A,
3.00%, 8/1/16	8,180	8,307
Round Rock Independent School District Variable G.O. Unlimited VRDB (PSF-Gtd.),
1.50%, 8/1/16	10,000	10,060
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/16	3,780	3,910
Tri-County Metropolitan Transportation District Revenue Refunding Bonds, Series B,
3.00%, 9/1/16	4,015	4,085

Total Short-Term Investments (Cost $202,128)		202,084

Total Investments - 99.5% (Cost $2,971,854)		3,063,156

Other Assets less Liabilities - 0.5%		16,584

NET ASSETS - 100.0%		$3,079,740

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.7%
AA	50.3
A	11.0
A1+ (Short Term)	1.6
Not Rated	1.9
Cash Equivalent	16.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    17     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	16.5%
General	15.9
General Obligation	24.1
School District	7.1
Transportation	8.9
Water	9.4
All other sectors less than 5%	18.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,355,160	$—	$2,355,160
Investment Companies	505,912	—	—	505,912
Short-Term Investments	—	202,084	—	202,084

Total Investments	$505,912	$2,557,244	$—	$3,063,156

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,971,989

Gross tax appreciation of investments	$92,166
Gross tax depreciation of investments	(999)

Net tax appreciation of investments	$91,167

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$352,377	$1,572,026	$1,418,491	$32	$505,912

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Agency

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Individual Development Accounts

MBIA - Municipal Bond Insurance Association

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS     18     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2%
Alabama - 0.1%
Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
4.50%, 12/1/16	$365	$379
Birmingham G.O. Unlimited Refunding Bonds, Series A (NATL Insured),
5.00%, 4/1/17	500	517

		896

Arizona - 3.2%
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,542
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/16	1,000	1,018
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,117
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,346
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,194
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project 2014 (BAM Insured),
4.00%, 7/1/17	1,190	1,243
Maricopa County Union High School District No. 216 Agua Fria G.O. Limited Refunding Bonds,
4.00%, 7/1/16	770	783
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,564
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	5,000	5,948
Phoenix Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 7/1/16	275	281
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
2.00%, 7/1/16	425	428
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,946
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/16	150	150
Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	1,500	1,500
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,185
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	1,275	1,305

		37,550

California - 7.9%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, 4/2/18	1,000	1,006
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/21	9,000	10,868
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/16	200	203
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/21	7,175	8,554
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/16	100	101
5.00%, 8/1/21	4,000	4,776
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22	2,500	3,024
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	11,076
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	9,392
5.00%, 12/1/21	5,000	6,018

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
California - 7.9% continued
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	$1,000	$1,215
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	2,590	3,157
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/22	2,900	3,535
5.00%, 8/1/23	1,000	1,238
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,673
Sacramento Regional County Sanitation Districts Financing Authority Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 6/1/16	500	510
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	5,000	5,653
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, 8/1/17	6,725	6,772
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,524
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/22	4,000	4,883
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/21	2,215	2,396
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/22	1,500	1,826

		93,400

Colorado - 1.5%
Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/15/16	2,870	2,993
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	2,015
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured),
6.00%, 9/1/21	5,000	5,822
El Paso County School District No. 20 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/16	400	413
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/16	285	288
Pueblo Board of Waterworks Revenue Refunding Bonds,
3.00%, 11/1/16	825	842
Regional Transportation District Transit Vehicles COPS, Series A (AMBAC Insured),
5.00%, 12/1/16	1,590	1,655
Summit County School District No. Re-1 Summit G.O. Unlimited Refunding Bonds (State Aid Withholding),
1.50%, 12/1/16	1,000	1,008
Weld County School District No. 6 Greeley G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
3.00%, 12/1/16	2,600	2,656

		17,692

Connecticut - 2.6%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	9,289
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,747
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	5,828
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,909
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	5,249

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Connecticut - 2.6% continued
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	$2,500	$2,618
Hartford G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
5.00%, 7/15/16	600	615
University of Connecticut Revenue Bonds, Series A,
3.70%, 4/1/16	100	101
Waterford G.O. Unlimited Bonds,
3.00%, 3/15/16	50	50

		31,406

Delaware - 0.3%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,825

Florida - 3.9%
Broward County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/16	2,525	2,525
Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured),
5.25%, 10/1/17	4,600	4,906
Florida State Board of Public Education Capital Outlay 2006 G.O. Unlimited Bonds, Series A,
5.00%, 6/1/16	405	413
Florida State Board of Public Education Capital Outlay 2008 G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/16	100	102
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/16	100	102
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,811
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	10,712
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/16	5,000	5,115
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,131
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	1,009
JEA Electric System Revenue Refunding Bonds, Series B,
2.00%, 10/1/16	2,800	2,831
Lee County School Board COPS, Series A (AGM Insured),
4.20%, 8/1/16	250	255
Miami-Dade County Educational Facilities Authority Revenue, Series A, University of Miami, Prerefunded,
5.25%, 4/1/16	100	101
Palm Beach County Public Improvement Revenue Bonds, Series 2,
5.00%, 11/1/16	600	623
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,551
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,188
Seminole County Water & Sewer Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 10/1/16	150	155
Seminole County Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 10/1/16	4,745	4,906
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/16	225	233

		46,669

Georgia - 2.5%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	432
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,512
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,163
5.00%, 8/1/21	3,285	3,903

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Georgia - 2.5% continued
Clayton County Water Authority & Sewage Revenue Refunding Bonds,
4.00%, 5/1/16	$500	$506
DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution,
5.00%, 10/1/20	1,250	1,451
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,117
5.00%, 2/1/20	1,000	1,150
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/16	2,280	2,359
5.00%, 11/1/18	2,505	2,754
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/16	200	200
Georgia State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/16	150	152
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,467
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,973

		29,139

Hawaii - 2.6%
Hawaii G.O. Unlimited Refunding Bonds, Series EZ,
5.00%, 10/1/23	8,000	9,831
Hawaii State G.O. Unlimited Bonds, Series DZ, Prerefunded, Escrowed to Maturity,
5.00%, 12/1/16	10	11
Hawaii State G.O. Unlimited Bonds, Series DZ, Unrefunded Balance,
5.00%, 12/1/16	390	406
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,319
Hawaii State G.O. Unlimited Refunding Bonds, Series DY,
3.00%, 2/1/16	100	100
4.00%, 2/1/16	100	100
Hawaii State G.O. Unlimited Refunding Bonds, Series EA,
5.00%, 12/1/16	2,800	2,916
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,967
Honolulu City & County Board of Water Supply System Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.00%, 7/1/16	350	356
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/16	130	132
Honolulu City & County G.O. Unlimited Bonds, Series A , Prerefunded (AGM Insured), Escrowed to Maturity,
5.25%, 7/1/16	100	103
Honolulu City & County G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.25%, 7/1/16	50	51
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,967
Honolulu City & County Wastewater System Revenue Bonds, Junior Series A, Second Bond Resolution (AGM Insured),
5.00%, 7/1/16	650	665

		30,924

Idaho - 0.3%
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,212
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	1,945	2,081

		3,293

Illinois - 3.2%
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,375

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Illinois - 3.2% continued
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	$1,500	$1,604
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20	500	589
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,079
Evanston G.O. Unlimited Refunding Bonds, Series B,
2.00%, 12/1/16	1,000	1,013
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,125
Illinois State Build Sales TRB,
5.00%, 6/15/16	3,500	3,573
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/17	1,025	1,089
5.00%, 7/1/19	5,440	6,139
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,979
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-1 (AGM Insured), Prerefunded,
5.00%, 7/1/16	520	532
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	600	614
5.00%, 7/1/16	555	568
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,228
5.00%, 12/1/18	1,000	1,107
Kendall & Kane Counties Community Unit School District No. 115 G.O. Unlimited Bonds, Series 2012 (AGM Insured), Prerefunded,
5.25%, 1/1/16	970	970
Sangamon County Community Unit School District No. 5 G.O. Unlimited Refunding Bonds, Prerefunded (AGM Insured), Escrowed to Maturity,
5.00%, 1/1/16	320	320
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
4.00%, 2/1/19	1,330	1,431
5.00%, 2/1/21	6,260	7,154
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/17	470	495
Will County G.O. Unlimited Refunding Bonds,
3.00%, 11/15/16	200	204

		38,188

Indiana - 0.6%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,833
Indiana State Finance Authority Revenue Bonds, Series B, State Revolving Fund Program,
5.50%, 2/1/16	200	201
Indiana State Municipal Power Agency Revenue Bonds, Series A (BHAC-CR AMBAC Insured), Prerefunded,
5.00%, 1/1/16	500	500
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,747
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series C (AGM Insured),
4.00%, 2/1/16	130	130
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	926
4.00%, 1/15/18	1,335	1,408

		6,745

Iowa - 0.0%
Des Moines Capital Loan Notes G.O. Unlimited Refunding Bonds, Series H,
5.00%, 6/1/16	495	504

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Kansas - 1.0%
Butler County Unified School District No. 385 Andover G.O. Unlimited Refunding Bonds,
2.00%, 9/1/16	$1,050	$1,059
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/16	655	675
5.00%, 9/1/21	835	999
Johnson County Unified School District No. 229 G.O. Unlimited Refunding Bonds, Series B,
2.00%, 10/1/16	5,095	5,156
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,463
Wichita Sales Tax G.O. Unlimited Bonds, Series D,
3.00%, 10/1/16	1,035	1,055

		11,407

Kentucky - 0.6%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series B, Catholic Health Initiatives,
2.70%, 11/10/21	1,500	1,537
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,935
Louisville & Jefferson County Metropolitan Government Board of Waterworks Revenue Refunding Bonds, Series A,
5.00%, 11/15/16	275	286

		6,758

Louisiana - 0.5%
Caddo Parish Parishwide School District G.O. Unlimited Bonds (CIFG Insured), Prerefunded,
4.00%, 3/1/16	270	272
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/21	2,500	2,949
Louisiana State Gasoline & Fuels Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/1/16	550	559
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road,
5.00%, 8/1/20	1,535	1,770
Saint Tammany Parish Wide School District No. 12 G.O. Unlimited Bonds (NATL Insured), Prerefunded,
4.00%, 3/1/16	350	352

		5,902

Maine - 0.0%
Maine State Municipal Bond Bank, Series C,
4.25%, 11/1/16	125	129

Maryland - 7.2%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/18	2,915	3,181
Anne Arundel County Consolidated Water & Sewer G.O. Limited Refunding Bonds,
4.00%, 4/1/16	250	252
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,687
Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,809
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,723
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,600
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,575
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,159
Charles County Commissioners G.O. Unlimited Bonds,
4.00%, 11/1/16	1,070	1,102
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,566

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Maryland - 7.2% continued
5.00%, 10/1/20	$1,935	$2,272
5.00%, 10/1/21	2,035	2,442
Frederick County Public Facilities G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 6/1/16	125	127
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Prerefunded, Escrowed to Maturity,
4.00%, 8/1/20	235	264
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,587
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,188
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 3/1/16	150	151
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17	150	158
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	15,407
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	5,840
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,433
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C,
5.00%, 11/1/16	1,710	1,775
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/15/16	200	201
5.00%, 2/1/22	10,000	12,066
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,350	1,613
University System of Maryland Auxiliary Facility & Tuition Revenue Refunding Bonds, Series A,
5.00%, 4/1/16	150	152
University System of Maryland Auxiliary Facility & Tuition Revenue Refunding Bonds, Series D,
4.00%, 4/1/16	150	151
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D,
4.00%, 4/1/17	225	234

		85,715

Massachusetts - 1.0%
Falmouth G.O. Limited Bonds, Series A,
3.00%, 7/15/16	1,210	1,227
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan,
5.00%, 8/1/16	310	319
5.00%, 4/1/19	3,500	3,935
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,631
5.00%, 8/1/19	1,000	1,135
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	555

		11,802

Michigan - 1.7%
Coopersville Area Public Schools Building & Site G.O. Unlimited Bonds (AGM Q-SBLF Insured), Prerefunded,
4.50%, 5/1/16	750	760
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	916
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,489
Marshall Public School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	535	541
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,180

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Michigan - 1.7% continued
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	$2,805	$3,281
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/16	600	621
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	2,755	3,141
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	1,894
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,864
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	363
Utica Community School Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,497
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	350	354
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	964

		19,865

Minnesota - 4.1%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
3.00%, 2/1/17	825	846
Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured),
5.00%, 2/1/18	4,310	4,680
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,818
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,610
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	4,004
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	2,065	2,142
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	5,000	5,969
Minnesota State Public Facilities Authority Drinking Water Revenue Bonds, Series A,
5.00%, 3/1/16	250	252
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,430
Minnesota State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 10/1/16	4,570	4,727
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	11,508
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	1,545	1,743
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/17	1,385	1,449
5.00%, 2/1/20	1,410	1,613
Rochester Independent School District No. 535 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/16	120	120
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,028

		48,939

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Mississippi - 0.0%
Mississippi State G.O. Unlimited Refunding Bonds, Series F,
4.00%, 11/1/16	$200	$206

Missouri - 1.3%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,721
Hazelwood School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
2.00%, 3/1/16	300	301
Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	1,365	1,425
Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured),
5.00%, 12/1/21	5,000	5,949
Kansas City Water Revenue Refunding & Improvement Bonds, Series A (BHAC Insured),
5.00%, 12/1/16	300	312
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Series A, Latan 2 Project (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	250	250
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/16	350	350
Missouri State Highways & Transportation Commission Road Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 2/1/16	150	151
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,559

		16,018

Nebraska - 0.3%
Nebraska State Public Power District General Revenue Bonds, Series C,
5.00%, 1/1/16	600	600
Nebraska State Public Power District General Revenue Refunding Bonds, Series A,
3.00%, 1/1/16	150	150
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,237

		2,987

Nevada - 0.8%
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,878
Nevada State Capital Improvement G.O. Limited Bonds, Series E (AGM Insured),
5.00%, 3/1/16	100	101
Nevada State G.O. Limited Bonds, Series A,
5.00%, 8/1/21	2,585	3,071
Nevada State Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	435	443
5.00%, 12/1/16	250	260
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,989

		9,742

New Hampshire - 0.2%
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/16	265	273
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,893

		2,166

New Jersey - 2.4%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,639
Hudson County G.O. Unlimited Bonds (AGC Insured), Prerefunded,
4.25%, 9/1/16	200	205
Long Branch General Improvement G.O. Unlimited Bonds (NATL Insured), Prerefunded,
4.13%, 1/15/16	200	200

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
New Jersey - 2.4% continued
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	$3,515	$3,822
Monmouth County G.O. Unlimited Bonds, Series A,
4.00%, 12/1/16	225	232
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,670
New Jersey State Building Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/16	500	510
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Prerefunded, Escrowed To Maturity,
5.00%, 9/1/18	7,775	8,582
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	2,825	3,005
Union County G.O. Unlimited Bonds, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/19	80	85
Union County G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/20	55	59
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	2,932	3,128
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,476
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	480

		29,093

New Mexico - 2.0%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,997
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,295
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	10,631
New Mexico State Severance TRB, Series A,
5.00%, 7/1/16	350	358
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/18	2,615	2,849
5.00%, 4/1/19	2,710	3,039

		24,169

New York - 5.3%
Camden Central School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
4.25%, 3/15/26	645	650
Erie County Fiscal Stability Authority Revenue Refunding Bonds, Series B, Sales Tax & State Aid Secured,
4.00%, 1/15/16	125	125
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,200
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL Insured), Prerefunded,
5.00%, 11/15/16	200	208
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,408
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,934
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	745
5.00%, 5/1/18	1,000	1,091
New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1,
4.00%, 11/1/16	500	515
New York G.O. Unlimited Bonds, Series C,
5.00%, 1/1/16	765	765
New York G.O. Unlimited Bonds, Series G,
5.00%, 8/1/19	5,000	5,662
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,040

TAX-EXEMPT FIXED INCOME FUNDS     10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
New York - 5.3% continued
New York G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	$1,475	$1,740
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding),
5.00%, 10/1/16	1,905	1,970
5.00%, 10/1/17	2,880	3,089
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,481
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series E, Unrefunded Balance,
5.00%, 2/15/16	250	251
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/16	400	404
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/16	425	429
New York State Dormitory Authority State Personal Income Tax Education Revenue Bonds, Series A, Prerefunded,
5.00%, 3/15/16	250	252
New York State Dormitory Education Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,277
5.00%, 3/15/16	200	202
New York State Dormitory Education Authority Personal Income TRB, Series A, Prerefunded,
5.00%, 3/15/17	4,100	4,313
New York State G.O. Unlimited Bonds, Series A (NATL Insured),
5.00%, 3/15/16	125	126
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Subordinate Lien,
5.00%, 4/1/16	100	101
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A,
4.00%, 4/1/16	270	272
New York State Thruway Authority Transportation Personal Income TRB, Series A,
4.00%, 3/15/16	150	151
5.00%, 3/15/16	225	227
New York State Urban Development Corp. Personal Income TRB, Series B,
5.00%, 3/15/16	180	182
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,286
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,610
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.00%, 1/1/16	3,000	3,000
Onondaga County G.O. Limited Refunding Bonds,
2.00%, 3/15/16	265	266
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
3.00%, 10/15/16	5,000	5,102

		63,074

North Carolina - 2.2%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	1,033
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	10,081
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,500	1,590
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	6,535	7,311
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/16	150	153
Union County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 3/1/16	150	151
Wake County G.O. Unlimited School Bonds, Series A,
5.00%, 2/1/18	5,100	5,538

		25,857

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Ohio - 1.9%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	$5,000	$5,671
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,000	2,276
Columbus Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 12/15/16	180	188
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,335
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured),
5.00%, 11/1/20	750	872
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	2,060
Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL Insured), Prerefunded,
5.00%, 12/1/16	225	234
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,241
Ohio State Building Authority Revenue Bonds, Series A,
4.00%, 10/1/16	250	257
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,655
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,259
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/16	350	351
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q,
5.00%, 5/1/16	200	203

		22,602

Oregon - 2.1%
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,271
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,540
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,413
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
4.00%, 11/15/16	200	206
Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien,
5.00%, 11/15/16	3,305	3,436
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	2,043
5.00%, 11/1/21	905	1,084
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,357
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,416
Portland Water System Revenue Refunding Bonds, Series A, Second Lien (NATL Insured), Prerefunded,
4.50%, 10/1/16	400	412
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,060
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,931

		25,169

Pennsylvania - 0.6%
Delaware County Authority Villanova University Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 8/1/16	250	257
Erie Water Authority Revenue Bonds (AGM Insured), Prerefunded,
4.65%, 6/15/16	200	204

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Pennsylvania - 0.6% continued
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	$300	$314
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity,
5.00%, 9/1/17	5,000	5,348
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL Insured),
5.38%, 7/1/16	220	225
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	517
Pittsburgh School District G.O. Unlimited Bonds, Series B (AMBAC Insured State Aid Withholding), Prerefunded,
4.13%, 9/1/16	500	512

		7,377

Rhode Island - 0.2%
Rhode Island State Infrastructure Bank Water PCR Refunding Bonds, Series B,
2.00%, 10/1/16	1,890	1,912

South Carolina - 1.6%
Beaufort County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/16	250	252
Clover School District No. 2 G.O. Unlimited Bonds, Series A (AGM SCSDE Insured),
5.00%, 3/1/16	120	121
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,184
Florence School District No. 1 G.O. Unlimited Bonds (SCSDE Insured),
3.00%, 3/1/16	105	105
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,204
Laurens County School District No. 56 G.O. Unlimited Bonds (AGC SCSDE Insured),
5.10%, 3/1/16	200	202
Lexington County School District No. 1 G.O. Unlimited Bonds, Series C (SCSDE Insured),
5.00%, 2/1/16	325	326
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,373
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,357
South Carolina State Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/16	100	101
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,343
5.00%, 3/1/21	2,300	2,703

		19,271

Tennessee - 0.6%
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
2.75%, 2/1/16	100	100
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A,
5.00%, 5/15/22	2,505	3,022
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,539
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,158
Williamson County School & Public Improvement G.O. Unlimited Bonds, Prerefunded,
4.38%, 4/1/16	225	227

		7,046

Texas - 7.4%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
4.00%, 2/15/16	125	126

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Texas - 7.4% continued
Alief Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	$120	$120
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/17	5,000	5,162
Angleton Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	300	302
Arlington Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 2/15/17	100	103
Arlington Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	200	201
3.00%, 2/15/16	100	100
Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	151
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	159
Brownsville Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	140	141
Brownsville Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	800	805
Carrollton-Farmers Branch Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	2,000	2,010
Comal Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/1/16	200	201
Conroe Independent School District Building G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	150	151
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,343
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, 8/15/17	1,750	1,805
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,209
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/16	100	101
Dallas County G.O. Unlimited Refunding Bonds,
2.00%, 8/15/16	1,695	1,712
Dallas G.O. Limited Bonds,
5.00%, 2/15/16	245	246
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/21	5,000	5,886
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	150	151
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	10,550
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,371
Denton G.O. Limited Refunding & Improvement Bonds,
4.00%, 2/15/17	250	259
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19	2,500	2,551
El Paso G.O. Limited Refunding Bonds,
5.00%, 8/15/23	3,450	4,200
Ennis Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/16	250	257
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,174
Frisco G.O. Limited Bonds, Series A, Certificates of Obligation (AGM Insured),
3.63%, 2/15/16	100	100

TAX-EXEMPT FIXED INCOME FUNDS     14     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Texas - 7.4% continued
Galveston County Pass Thru Toll G.O. Limited Refunding Bonds,
4.00%, 2/1/16	$165	$166
Garland G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/16	300	302
Goose Creek Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	500	503
Harris County Toll Road Revenue Bonds, Series A, Senior Lien,
4.00%, 8/15/16	250	255
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series A-1,
5.00%, 2/15/16	175	176
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,251
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	2,110	2,126
Huntsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	2,830	2,847
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/1/16	120	120
Katy Independent School District G.O. Limited Bonds, Series B (PSF-Gtd.),
5.00%, 2/15/16	100	101
Katy Independent School District G.O. Limited Tax Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 2/15/16	250	251
Klein Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/1/16	275	276
La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	250	251
Laredo Waterworks Sewer System Revenue Bonds,
3.00%, 3/1/16	360	362
Lone Star College System G.O. Limited Bonds, Maintenance Tax Notes,
3.25%, 9/15/16	100	102
Lubbock Waterworks System G.O. Limited Bonds, Certificates of Obligation (AGM Insured),
5.00%, 2/15/16	1,225	1,232
Lufkin Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	225	229
Mansfield Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	250	251
Midland G.O. Limited Bonds, Certificates of Obligation,
3.00%, 3/1/16	245	246
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/16	5,565	5,624
2.13%, 8/1/20	2,350	2,351
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	693
Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	151
Northwest Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	450	453
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,065
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 2/1/16	150	150
Spring Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	200	201
Texas State Highway Improvement G.O. Unlimited Bonds, Series B,
4.00%, 4/1/16	150	151
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	4,013

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Texas - 7.4% continued
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	$250	$250
Texas State Transportation Commission Highway Fund Revenue Bonds, Series B, First Tier, Prerefunded,
5.00%, 4/1/17	1,375	1,448
Texas State Transportation Commission State Highway Fund Revenue Bonds, First Tier,
4.13%, 4/1/16	125	126
5.00%, 4/1/16	250	253
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier,
4.50%, 4/1/16	100	101
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier, Prerefunded,
4.75%, 4/1/16	250	253
5.00%, 4/1/16	100	101
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Mobility Fund, Prerefunded,
5.00%, 4/1/16	100	101
Travis County Road G.O. Unlimited Bonds,
4.00%, 3/1/16	100	101
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	594

		87,874

Utah - 1.0%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,224
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	8,273
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	300	336
5.00%, 10/1/28	200	224
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,891

		11,948

Virginia - 8.7%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	277
5.00%, 2/15/19	3,305	3,707
Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,639
5.00%, 5/15/21	6,945	8,194
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	10,769
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	1,010	1,072
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,279
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	4,961
Portsmouth Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
4.00%, 1/15/16	345	346
Richmond Public Utility Revenue Refunding Bonds (AGM Insured),
5.00%, 1/15/16	100	100
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	5,267
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,566
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,797
5.00%, 5/15/20	8,170	9,462

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Virginia - 8.7% continued
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	$2,725	$2,885
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	4,005	4,846
Virginia State Public School Authority School Financing 1997 Revenue Bonds, Series B-1 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,027
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,501
Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/23	10,000	12,312
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,335
Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	3,500	4,103
Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded,
5.00%, 10/1/17	1,750	1,876
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,262
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Series B,
4.00%, 11/1/16	395	407

		102,990

Washington - 5.7%
Central Puget Sound Regional Transportation Authority Revenue Bonds, Series P-1,
5.00%, 2/1/16	100	100
Energy Northwest Washington Electric Revenue Bonds, Series A, Columbia Station, Prerefunded,
5.00%, 7/1/16	390	399
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Columbia Generating Station,
5.00%, 7/1/18	5,000	5,496
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.25%, 7/1/16	130	133
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	10,000	10,993
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3 (NATL Insured),
5.25%, 7/1/16	200	205
Energy Northwest Washington Electric Revenue Refunding Bonds, Series C, Project No. 1,
5.00%, 7/1/16	500	512
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,708
5.00%, 12/1/20	2,000	2,341
King County Public Hospital District No. 2 G.O. Limited Refunding & Improvement Bonds, Evergreen Healthcare (NATL Insured), Prerefunded,
5.00%, 12/1/16	270	281
King County School District No. 411 Issaquah G.O. Unlimited Bonds (School Board Guaranty Program),
3.00%, 12/1/16	350	358
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	643
Seattle City Water System Revenue Refunding & Improvement Bonds,
5.00%, 5/1/22	3,340	4,021
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	895

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Washington - 5.7% continued
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	$1,000	$1,095
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	1,400	1,663
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,217
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,623
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	6,972
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,522
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,564
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,533

		67,274

Wisconsin - 1.1%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	232
Milwaukee G.O. Unlimited Promissory & Corporate Notes,
5.00%, 5/1/20	320	369
Milwaukee G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,326
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/21/16	2,600	2,628
Waukesha County G.O. Unlimited Bonds, Promissory Notes,
3.00%, 4/1/16	150	151
Wisconsin State Clean Water Revenue Refunding Bonds, Series 2,
5.00%, 6/1/16	330	336
Wisconsin State G.O. Unlimited Bonds, Series A (NATL Insured), Prerefunded,
5.00%, 5/1/16	5,000	5,078
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/16	200	203
Wisconsin State G.O. Unlimited Bonds, Series D, Prerefunded,
5.00%, 5/1/16	225	228

		13,551

Total Municipal Bonds (Cost $1,051,423)		1,071,074

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.8%
AIM Tax-Free Cash Reserve Portfolio	96,113	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(1)	45,018,607	45,019

Total Investment Companies (Cost $45,115)		45,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9%
Atlanta Airport General Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	$635	$635
Avon Community School Building Corp. First Mortgage Revenue Refunding & Improvement Bonds (AMBAC Insured State Aid Withholding),
4.25%, 1/15/16	360	361
Barbers Hill Independent School District Building G.O. Unlimited Bonds,
4.00%, 2/15/16	1,020	1,025
Breitung Township School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
3.00%, 5/1/16	690	695
Canyon County School District No. 139 Vallivue G.O. Unlimited Bonds, Series A (Idaho Salestax Guaranty Insured),
2.00%, 9/15/16	1,025	1,036

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9% continued
Charles County Commissioners Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/16	$100	$101
Charleston County Park & Recreation District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 2/1/16	500	501
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.50%, 6/15/16	2,000	2,047
Clint Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	565	568
Fort Worth G.O. Limited Refunding & Improvement Bonds,
5.00%, 3/1/16	180	181
Haslett Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
3.00%, 5/1/16	845	851
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/16	500	502
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/16	225	229
Kane County G.O. Unlimited Refunding Bonds (NATL Insured),
5.25%, 1/1/16	1,100	1,100
Kentucky State Asset Liability Commission Project Notes Revenue Bonds, First Series A, Federal Highway Trust Fund,
2.00%, 9/1/16	7,145	7,214
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/16	200	207
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/16	250	259
Milwaukee County G.O. Unlimited Corporate Purpose Bonds, Series C,
1.50%, 10/1/16	900	906
Milwaukee G.O. Unlimited Refunding Bonds, Series B,
2.00%, 10/1/16	1,000	1,012
Minneapolis Special School District No. 1 Building G.O. Unlimited Bonds, Series A (School District Credit Program),
2.00%, 2/1/16	100	100
Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien,
5.00%, 5/1/16	570	579
Monmouth County G.O. Unlimited Bonds,
5.00%, 9/1/16	270	278
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2 (AGM Insured State Aid Withholding),
5.00%, 1/15/16	175	175
New York G.O. Unlimited Bonds, Series C, Subseries C-A,
5.00%, 8/1/16	200	205
New York State Dormitory Authority Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/16	280	282
New York State Dormitory Authority Revenue Bonds, Series C, State University Educational Facilities (AGM Insured),
5.75%, 5/15/16	250	255
New York State Dormitory Authority Supported Debt Revenue Bonds, City University Consolidated 5Th General,
5.00%, 7/1/16	3,500	3,582
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 4/1/16	145	147
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AMBAC-TCRS Insured),
5.25%, 4/1/16	530	537
New York State Urban Development Corp. Personal Income TRB, Series B-1,
5.00%, 3/15/16	360	363
North East Texas Independent School District Building G.O. Unlimited VRDB, Series B (PSF-Gtd.),
2.00%, 8/1/16	5,000	5,038
Northwest Parkway Public Highway Authority Capital Appreciation Senior Convertible Revenue Bonds, Series C (AGM Insured), Escrowed to Maturity,
5.35%, 6/15/16	500	511

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9% continued
Rochester Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	$530	$536
Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
2.00%, 5/1/16	1,500	1,508
Saint Louis County Rockwood School District No. R-6 G.O. Unlimited Bonds,
4.00%, 2/1/16	1,065	1,068
Salem-Keizer School District No. 24J G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/16	2,500	2,553
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series B,
4.00%, 1/1/16	250	250
Spartanburg County School District No. 6 G.O. Unlimited Bonds (SCSDE Insured),
3.00%, 4/1/16	3,500	3,525
Texas State A&M University Financing System Revenue Bonds, Series D,
4.00%, 5/15/16	150	152
Tomball Independent School District Building G.O. Unlimited VRDB, Series B-3 (PSF-Gtd.),
2.00%, 8/15/16	7,250	7,315
Travis County G.O. Limited Refunding Bonds,
4.50%, 3/1/16	175	176
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series B,
1.25%, 8/1/16	3,250	3,266
Wichita G.O. Unlimited Refunding Bonds, Series A,
3.00%, 9/1/16	1,965	1,999
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/16	4,000	4,064

Total Short-Term Investments (Cost $57,907)		57,894

Total Investments - 98.9% (Cost $1,154,445)		1,174,083

Other Assets less Liabilities - 1.1%		13,440

NET ASSETS - 100.0%		$1,187,523

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.0%
AA	63.5
A	5.7
Not Rated	1.0
Cash Equivalents	3.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	37.6%
School District	20.8
General	14.7
Water	6.2
All other sectors less than 5%	20.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,071,074	$—	$1,071,074
Investment Companies	45,115	—	—	45,115
Short-Term Investments	—	57,894	—	57,894

Total Investments	$45,115	$1,128,968	$—	$1,174,083

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,154,445

Gross tax appreciation of investments	$20,017
Gross tax depreciation of investments	(379)

Net tax appreciation of investments	$19,638

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$41,572	$425,052	$421,605	$4	$45,019

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

BHAC-CR - Berkshire Hathaway Assurance Corporation Credit

CIFG - CIFG Assurance North America, Inc.

COPS - Certificates of Participation

EDA - Economic Development Agency

G.O. - General Obligation

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9%
Alabama - 0.2%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27	$1,000	$1,084
Birmingham Water Works & Sewer Board Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 1/1/16	430	430

		1,514

Arizona - 2.0%
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	5,000	5,497
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	5,000	6,026
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,802
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,280

		19,605

California - 13.6%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	1,500	1,678
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,225
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	1,500	1,836
5.25%, 8/1/31	5,000	6,184
5.00%, 8/1/32	5,000	6,012
5.00%, 8/1/34	10,680	12,752
6.25%, 11/1/34	2,830	3,383
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
1.78%, 5/1/34	2,500	2,548
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/40(1)	10,000	2,929
0.00%, 8/1/41(1)	10,000	2,784
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured),
0.00%, 8/1/45(1)	11,800	2,695
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	1,500	1,587
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(1)	12,000	2,424
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008,
1.64%, 8/1/49	5,000	2,621
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/32(1)	2,260	1,183
0.00%, 8/1/33(1)	3,000	1,500
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,298
5.00%, 8/1/31	10,000	12,075
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,	1,445	1,719
5.00%, 7/1/31
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,182
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,125
Marin Healthcare District G.O. Unlimited Bonds, Election of 2013,
4.00%, 8/1/40	2,105	2,209
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,481
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,911

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
California - 13.6% continued
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/34	$1,500	$1,774
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,191
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,449
San Diego Unified School District G.O. Unlimited Bonds, Series F, Election of 2012,
4.00%, 7/1/45	4,000	4,220
San Diego Unified School District G.O. Unlimited Bonds, Series G, Election of 2012, Green Bonds,
7/1/45(2)	6,355	6,704
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	5,000	5,633
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,611
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,323
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41	3,200	2,522
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17	2,500	2,681
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	7,000	7,813

		135,337

Colorado - 2.1%
Adams & Weld Counties School District No. 27J Brighton G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/40	5,000	5,848
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,418
5.25%, 11/15/36	5,000	5,692
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,902

		20,860

Connecticut - 1.2%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 6/15/30	2,500	2,975
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL Insured),
4.75%, 11/15/18	510	521
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/32	1,500	1,785
5.00%, 8/1/34	3,000	3,540
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
0.65%, 9/1/16	3,450	3,446

		12,267

District of Columbia - 2.9%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,115
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	22,167
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	5,909

		29,191

Florida - 6.3%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,698
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,404
5.00%, 9/1/25	1,000	1,130

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Florida - 6.3% continued
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	$2,500	$2,846
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	10,000	10,731
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
6.25%, 10/1/31	3,000	3,484
Gainesville Utilities System Revenue Refunding Bonds, Series B,
5.00%, 10/1/29	1,750	2,103
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,788
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,896
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,343
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,641
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	2,500	2,825
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,142
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	2,570	2,748
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	5,000	5,207

		62,986

Georgia - 2.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19	7,500	8,486
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/40	5,000	5,787
Georgia State Housing & Finance Authority Revenue Bonds, Series B-1,
3.80%, 12/1/40	3,500	3,561
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,300
Municipal Electric Authority of Georgia Revenue Bonds, Plant Voltage Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,712
5.50%, 7/1/60	2,500	2,839

		25,685

Hawaii - 1.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,612
Hawaii State G.O. Unlimited Bonds, Series EO,
5.00%, 8/1/30	2,550	3,060
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,135
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded,
5.00%, 7/1/16	2,000	2,046
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,620

		16,473

Illinois - 8.8%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,828
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,335
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	1,500	1,745
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,734

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Illinois - 8.8% continued
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	$1,500	$1,911
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,391
5.25%, 3/1/40	2,500	2,787
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	5,980
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
4.00%, 11/15/33	2,000	2,034
4.13%, 11/15/37	3,785	3,863
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17	5,000	5,248
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	1,750	1,805
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	1,255	1,423
5.25%, 6/15/32	5,500	6,199
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	5,000	5,719
Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded,
5.50%, 1/1/18	10,500	11,451
Illinois State Toll Highway Authority Revenue Bonds, Series C,
5.00%, 1/1/27	1,400	1,672
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), Prerefunded,
5.50%, 1/1/18	5,000	5,453
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/40	4,000	4,582
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,409
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,500
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,901

		87,970

Indiana - 1.0%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,650	3,117
Indiana State Municipal Power Agency Revenue Refunding Bonds, Series A,
1/1/42(2)	3,000	3,445
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,449

		10,011

Kansas - 0.6%
Kansas State Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/35	5,000	6,024

Kentucky - 0.2%
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,339

Louisiana - 0.6%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19	5,000	5,628

Maryland - 1.7%
Baltimore Project Subordinate Revenue Bonds, Series A,
5.00%, 7/1/44	5,730	6,560
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,500	1,745
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds,
3.00%, 3/1/29	1,730	1,737

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Maryland - 1.7% continued
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	$2,500	$2,703
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,241
Montgomery County G.O. Unlimited, Series A,
5.00%, 11/1/25	2,000	2,499

		16,485

Massachusetts - 4.4%
Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	2,000	2,443
Massachusetts School Building Authority Sales Tax Revenue Refunding Bonds, Series C,
5.00%, 8/15/37	2,875	3,400
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,541
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.63%, 10/1/41	2,000	2,002
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	7,321
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded,
5.00%, 7/1/17	5,000	5,316
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,187
Massachusetts State School Building Authority Sales TRB, Series B,
5.00%, 1/15/28	2,000	2,438
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19	10,000	11,368
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,508

		43,524

Michigan - 2.7%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,311
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,899
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,646
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,577
University of Michigan Revenue Refunding Bonds,
5.00%, 4/1/33	2,975	3,626
5.00%, 4/1/46	2,850	3,377
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,223
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,007

		26,666

Minnesota - 0.4%
Minnesota State Housing Finance Agency Appropriation Revenue Bonds,
5.00%, 8/1/37	3,355	3,827

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15

Missouri - 1.2%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/45	5,000	5,857
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/21	5,000	5,946

		11,803

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Nebraska - 0.9%
Omaha Public Power District Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18	$2,500	$2,736
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,146

		8,882

Nevada - 0.7%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,850
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,703
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,915

		6,468

New Hampshire - 1.9%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	6,222
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	11,000	12,423

		18,645

New Jersey - 2.6%
New Jersey State EDA Revenue Bonds, Series UU, School Facilities Construction,
5.00%, 6/15/27	4,930	5,344
New Jersey State EDA Revenue Refunding Bonds, Series PP, School Facilities Construction (AGM-CR Insured),
5.00%, 6/15/25	5,000	5,780
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
4.75%, 6/15/38	1,000	1,023
5.00%, 6/15/45	1,250	1,305
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
5.15%, 1/1/35	5,000	5,187
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/29	4,000	4,616
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	2,000	2,266

		25,521

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,000	1,139
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,990	2,117

		3,256

New York - 16.6%
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19	5,000	5,820
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	11,202
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,662
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,882
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	3,000	3,549
New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series G-1,
3.85%, 11/1/45	2,540	2,555
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	11,120
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,329

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
New York - 16.6% continued
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, Fiscal 2015,
5.00%, 6/15/31	$2,000	$2,400
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,777
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/32	5,000	5,989
5.00%, 8/1/35	5,950	7,043
5.00%, 8/1/37	3,500	4,114
New York City Transitional Finance Authority Revenue Bonds, Subordinate Subseries B-1,
5.00%, 11/1/34	500	596
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (AGC State Aid Withholding),
5.25%, 10/1/23	5,000	5,607
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	5,000	6,127
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,995
New York State Dormitory Authority Personal Income TRB, Series B, Group C,
5.00%, 2/15/38	5,000	5,814
New York State Dormitory Authority Sales TRB, Series 2015B,
5.00%, 3/15/31	2,000	2,430
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	11,980	13,713
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,620
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity,
5.50%, 4/15/35	5,000	6,842
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	60
New York State Thruway Authority Transportation Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,389
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 194,
5.00%, 10/15/29	1,730	2,114
5.00%, 10/15/41	7,555	8,800
4.00%, 10/15/45	4,165	4,400
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	3,062
Utility Debt Securitization Authority Revenue Refunding Bonds, Restructuring Bonds,
5.00%, 12/15/32	5,000	6,100
5.00%, 12/15/37	5,000	5,979

		165,096

North Carolina - 1.8%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,054
North Carolina State Agricultural & Technical University General Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	2,000	2,296
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, Series B, Duke University,
5.00%, 10/1/41	1,000	1,184
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	2,949
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	7,357

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
North Carolina - 1.8% continued
University of North Carolina at Charlotte Revenue Refunding Bonds,
5.00%, 4/1/45	$2,000	$2,302

		18,142

Ohio - 0.7%
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,097
Ohio State Water Development Authority Water PCR Bonds, Series 2015A,
12/1/25(2)	5,000	6,347

		7,444

Oklahoma - 0.2%
University of Oklahoma General Revenue Bonds, Series C,
4.00%, 7/1/39	2,000	2,085

Oregon - 0.1%
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,349

Pennsylvania - 1.4%
Allegheny County Sanitary Authority Revenue Refunding Bonds (BAM Insured),
5.00%, 12/1/30	2,000	2,362
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	952
5.00%, 5/1/35	865	1,000
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	2,155	2,203
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/36	3,350	3,835
5.00%, 12/1/45	3,250	3,661

		14,013

South Carolina - 3.2%
Charleston County G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 11/1/24	1,135	1,428
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,940	7,235
South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	5,000	5,601
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19	1,030	1,166
South Carolina State Public Service Authority Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/38	11,970	13,324
South Carolina State Public Service Authority Revenue Bonds, Series E,
5.25%, 12/1/55	2,500	2,819

		31,573

Tennessee - 0.1%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	1,375	1,401

Texas - 4.4%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	600
Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/31	5,000	6,023
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18	5,000	5,574
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,631
Grand Prairie Independent School District G.O. Unlimited Refunding CABS,
0.00%, 8/15/29(1)	12,505	5,727
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18	10,000	11,236

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Texas - 4.4% continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
4.00%, 5/15/45	$1,000	$1,018
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds (AGM Insured),
4.00%, 5/15/40	1,000	1,039
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17	3,285	3,335
University of Texas Permanent University Fund Revenue Bonds, Series A,
7/1/33(2)	3,285	3,957

		44,140

Washington - 2.8%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/37	3,000	3,478
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	2,765	2,891
Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	5,000	5,000
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/31	5,000	5,975
5.00%, 7/1/32	4,595	5,475
Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program,
3.70%, 12/1/34	1,250	1,285
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,307
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,532

		27,943

Total Municipal Bonds (Cost $862,599)		914,168

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.7%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3)	96,281,419	$96,281

Total Investment Companies (Cost $96,281)		96,281

Total Investments - 101.6% (Cost $958,880)		1,010,449

Liabilities less Other Assets - (1.6)%		(16,339)

NET ASSETS - 100.0%		$994,110

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	14.6%
AA	53.0
A	22.9
Cash Equivalents	9.5
Not Rated	0.0 (1)

Total	100.0%

(1)	Rounds to less than 0.1%

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Airport	5.6%
General	15.4
General Obligation	16.6
Higher Education	6.6
Power	10.4
School District	6.3
Transportation	14.6
Water	16.1
All other sectors less than 5%	8.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Bonds(1)	$—	$914,168	$—	$914,168
Investment Companies	96,281	—	—	96,281

Total Investments	$96,281	$914,168	$—	$1,010,449

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$958,892

Gross tax appreciation of investments	$51,764
Gross tax depreciation of investments	(207)

Net tax appreciation of investments	$51,557

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$29,929	$491,403	$425,051	$4	$96,281

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2%
Australia - 8.8%
AusNet Services	7,161,293	$7,694
DUET Group	17,086,976	28,314
Macquarie Atlas Roads Group	4,267,348	12,559
Spark Infrastructure Group	10,252,993	14,271
Transurban Group	4,926,236	37,404
Transurban Group*	123,168	921

		101,163

Austria - 0.3%
Flughafen Wien A.G.	41,921	3,979

Canada - 5.0%
Enbridge, Inc.	619,600	20,598
Hydro One Ltd.(1) *	136,400	2,197
Inter Pipeline Ltd.	607,300	9,748
Pembina Pipeline Corp.	497,100	10,832
TransCanada Corp.	158,100	5,163
Veresen, Inc.	1,401,100	8,972

		57,510

China - 0.9%
Beijing Capital International Airport Co. Ltd., Class H	3,125,300	3,357
ENN Energy Holdings Ltd.	1,324,600	7,022

		10,379

France - 12.5%
Aeroports de Paris	173,646	20,133
Eutelsat Communications S.A.	799,878	23,887
Groupe Eurotunnel S.E. (Registered)	1,346,700	16,713
SES S.A.	1,524,074	42,247
Vinci S.A.	650,013	41,685

		144,665

Germany - 2.0%
Fraport A.G. Frankfurt Airport Services Worldwide	363,200	23,174

Hong Kong - 1.4%
China Gas Holdings Ltd.	1,971,400	2,837
China Merchants Holdings International Co. Ltd.	1,716,131	5,421
Hong Kong & China Gas Co. Ltd.	4,236,630	8,288

		16,546

Italy - 14.4%
ASTM S.p.A.	443,898	5,552
Atlantia S.p.A.	2,023,929	53,606
Hera S.p.A.	2,144,964	5,699
Snam S.p.A.	9,656,750	50,501
Societa Iniziative Autostradali e Servizi S.p.A.	886,551	9,375
Terna Rete Elettrica Nazionale S.p.A.	8,036,634	41,408

		166,141

Japan - 1.7%
East Japan Railway Co.	58,800	5,526
Tokyo Gas Co. Ltd.	2,883,000	13,543

		19,069

Mexico - 0.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	468,600	2,282
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	216,268	1,911
Infraestructura Energetica Nova S.A.B. de C.V.	389,213	1,626

		5,819

Netherlands - 0.5%
Koninklijke Vopak N.V.	147,500	6,343

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,124,400	3,397

Singapore - 0.2%
Hutchison Port Holdings Trust, Class U	5,170,600	2,732

Spain - 4.7%
Abertis Infraestructuras S.A.	1,883,937	29,365
Aena S.A.(1) *	21,200	2,416
Ferrovial S.A.	651,770	14,710
Red Electrica Corp. S.A.	97,100	8,093

		54,584

Switzerland - 1.4%
Flughafen Zuerich A.G. (Registered)	21,966	16,476

United Kingdom - 5.7%
National Grid PLC	1,968,074	27,069
Pennon Group PLC	1,841,773	23,362
Severn Trent PLC	126,800	4,067
United Utilities Group PLC	783,100	10,792

		65,290

United States - 28.9%
Ameren Corp.	275,000	11,888
American Tower Corp.	292,100	28,319
American Water Works Co., Inc.	228,700	13,665

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2% continued
United States - 28.9% continued
CenterPoint Energy, Inc.	151,900	$2,789
Columbia Pipeline Group, Inc.	345,800	6,916
Crown Castle International Corp.	222,100	19,201
CSX Corp.	1,954,384	50,716
Eversource Energy	341,000	17,415
Great Plains Energy, Inc.	1,010,200	27,589
ITC Holdings Corp.	142,000	5,573
NiSource, Inc.	498,400	9,724
Norfolk Southern Corp.	194,650	16,465
ONE Gas, Inc.	81,040	4,066
PG&E Corp.	697,960	37,124
SBA Communications Corp., Class A*	145,300	15,267
SemGroup Corp., Class A	276,560	7,981
Sempra Energy	57,800	5,434
SJW Corp.	56,780	1,683
Southwest Gas Corp.	47,200	2,604
Targa Resources Corp.	99,700	2,698
Union Pacific Corp.	408,900	31,976
Williams (The) Cos., Inc.	558,800	14,361

		333,454

Total Common Stocks(2) (Cost $1,042,246)		1,030,721

MASTER LIMITED PARTNERSHIPS - 7.5%
United States - 7.5%
Boardwalk Pipeline Partners L.P.	446,300	5,793
Columbia Pipeline Partners L.P.	161,600	2,825
Crestwood Equity Partners L.P.	65,985	1,371
Enable Midstream Partners L.P.	114,524	1,054
Energy Transfer Equity L.P.	205,800	2,828
Energy Transfer Partners L.P.	496,200	16,737
Enterprise Products Partners L.P.	1,169,500	29,916
EQT Midstream Partners L.P.	91,600	6,912
MPLX L.P.	89,847	3,534
Rice Midstream Partners L.P.	355,406	4,794
Sunoco Logistics Partners L.P.	219,700	5,646
Williams Partners L.P.	203,809	5,676

		87,086

Total Master Limited Partnerships (Cost $107,550)		87,086

INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(3)	15,904,063	15,904

Total Investment Companies (Cost $15,904)		15,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 3/31/16(4) (5)	$1,540	$1,539

Total Short-Term Investments (Cost $1,540)		1,539

Total Investments - 98.2% (Cost $1,167,240)		1,135,250

Other Assets less Liabilities - 1.8%		20,279

NET ASSETS - 100.0%		$1,155,529

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)

E-mini S&P 500	10	$1,018	Long	3/16	$12
Mini MSCI EAFE Index	9	764	Long	3/16	15

Total					$27

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.9%
Energy	16.2
Financials	4.2
Industrials	36.5
Telecommunication Services	1.4
Utilities	35.8

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	37.9%
Euro	36.0
Australian Dollar	9.1
British Pound	5.8
Canadian Dollar	5.1
All other currencies less than 5%	6.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$57,510	$—	$—	$57,510
Mexico	5,819	—	—	5,819
United States	333,454	—	—	333,454
All Other Countries(1)	—	633,938	—	633,938

Total Common Stocks	396,783	633,938	—	1,030,721

Master Limited Partnerships(1)	83,849	3,237	—	87,086
Investment Companies	15,904	—	—	15,904
Short-Term Investments	—	1,539	—	1,539

Total Investments	$496,536	$638,714	$—	$1,135,250

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$27	$—	$—	$27

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Spain	$2,416	Valuations at official close price with foreign value adjustments

Total	$2,416

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,176,438

Gross tax appreciation of investments	$55,545
Gross tax depreciation of investments	(96,733)

Net tax depreciation of investments	$(41,188)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$45,527	$549,825	$579,448	$3	$15,904

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.4%
Argentina - 0.1%
YPF S.A. ADR	43,136	$678

Austria - 0.4%
Erste Group Bank A.G.*	91,827	2,870

Brazil - 4.6%
Ambev S.A. ADR	122,726	547
B2W Cia Digital*	165,169	632
Banco do Brasil S.A.	221,609	820
BB Seguridade Participacoes S.A.	346,751	2,121
BRF S.A. ADR	153,355	2,119
CETIP S.A. - Mercados Organizados	182,800	1,726
Cia de Saneamento Basico do Estado de Sao Paulo*	172,900	802
Cosan S.A. Industria e Comercio	290,100	1,838
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	178,300	336
EDP - Energias do Brasil S.A.	99,386	301
Fibria Celulose S.A.	847,200	10,835
JBS S.A.	494,281	1,542
Lojas Renner S.A.	392,700	1,690
Mahle-Metal Leve S.A.	26,768	168
Natura Cosmeticos S.A.	733,749	4,327
Petroleo Brasileiro S.A.*	52,486	113
Petroleo Brasileiro S.A. ADR*	528,836	2,274
Sao Martinho S.A.	21,637	250

		32,441

Chile - 0.1%
Banco Santander Chile ADR	42,831	755
Inversiones La Construccion S.A.	17,337	178

		933

China - 13.1%
Agricultural Bank of China Ltd., Class H	1,434,076	582
Air China Ltd., Class H	1,668,000	1,307
Alibaba Group Holding Ltd. ADR*	41,917	3,407
Anhui Conch Cement Co. Ltd., Class H	429,894	1,145
ANTA Sports Products Ltd.	340,000	931
Baidu, Inc. ADR*	2,724	515
Bank of China Ltd., Class H	3,575,106	1,582
Baoxin Auto Group Ltd.	1,051,500	654
Beijing Capital International Airport Co. Ltd., Class H	432,000	464
Central China Real Estate Ltd.	729,105	152
China BlueChemical Ltd., Class H	430,000	117
China Cinda Asset Management Co. Ltd., Class H	3,145,307	1,153
China Construction Bank Corp., Class H	15,356,330	10,425
China Dongxiang Group Co. Ltd.	1,899,000	452
China Life Insurance Co. Ltd., Class H	1,371,263	4,411
China Pacific Insurance Group Co. Ltd., Class H	566,432	2,324
China Petroleum & Chemical Corp., Class H	3,905,271	2,344
China Shenhua Energy Co. Ltd., Class H	1,455,653	2,261
China Shineway Pharmaceutical Group Ltd.	365,750	463
China Telecom Corp. Ltd., Class H	2,192,000	1,021
China ZhengTong Auto Services Holdings Ltd.	731,500	335
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,504,446	904
CNOOC Ltd.	1,241,342	1,276
CRRC Corp. Ltd., Class H	1,339,000	1,641
Datang International Power Generation Co. Ltd., Class H	1,636,135	495
Dongfeng Motor Group Co. Ltd., Class H	616,000	816
Evergrande Real Estate Group Ltd.	857,282	749
GF Securities Co. Ltd., Class H*	125,800	313
GOME Electrical Appliances Holding Ltd.	1,460,000	241
Great Wall Motor Co. Ltd., Class H	1,130,000	1,308
Guangzhou Automobile Group Co. Ltd., Class H	8,773,421	7,767
Guangzhou R&F Properties Co. Ltd., Class H	851,709	1,041
Hengan International Group Co. Ltd.	184,500	1,731
Huadian Fuxin Energy Corp. Ltd., Class H	3,497,581	995
Huaneng Power International, Inc., Class H	840,000	720
Industrial & Commercial Bank of China Ltd., Class H	7,108,834	4,258
JD.com, Inc. ADR*	73,294	2,365
Jiangsu Expressway Co. Ltd., Class H	536,000	722
Kaisa Group Holdings Ltd.*	279,000	56
KWG Property Holding Ltd.	418,500	309
Lenovo Group Ltd.	1,511,703	1,523
Luye Pharma Group Ltd.*	1,202,152	1,246
PetroChina Co. Ltd., Class H	1,000,024	658
Ping An Insurance Group Co. of China Ltd., Class H	588,500	3,233
Shanghai Electric Group Co. Ltd., Class H	1,522,000	807
Sinopharm Group Co. Ltd., Class H	488,000	1,946
Sinotrans Ltd., Class H	1,727,773	919
Tencent Holdings Ltd.	636,954	12,426
Tianhe Chemicals Group Ltd.(1) (2) *	17,672,000	2,668

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.4% continued
China - 13.1% continued
TravelSky Technology Ltd., Class H	171,617	$281
Trina Solar Ltd. ADR*	179,852	1,982
Universal Health International Group Holding Ltd.	538,704	207
Yuzhou Properties Co. Ltd.	624,584	169
Zhejiang Expressway Co. Ltd., Class H	790,000	947

		92,764

Czech Republic - 1.2%
CEZ A.S.	45,067	804
Komercni banka A.S.	38,595	7,648

		8,452

Egypt - 1.6%
Commercial International Bank Egypt S.A.E.	2,373,958	11,548

Hong Kong - 7.4%
AIA Group Ltd.	633,800	3,776
Beijing Enterprises Holdings Ltd.	335,500	2,020
Brilliance China Automotive Holdings Ltd.	1,066,970	1,338
China Agri-Industries Holdings Ltd.*	2,596,000	884
China Everbright International Ltd.	1,085,335	1,384
China Lumena New Materials Corp.(3) *	5,884,000	—
China Merchants Holdings International Co. Ltd.	542,000	1,712
China Mobile Ltd.	2,278,221	25,533
China Overseas Land & Investment Ltd.	1,473,194	5,115
China Power International Development Ltd.	3,702,068	2,127
China Resources Beer Holdings Company Ltd.	312,000	665
Dah Chong Hong Holdings Ltd.	589,000	296
Galaxy Entertainment Group Ltd.	445,277	1,388
GCL-Poly Energy Holdings Ltd.	5,065,941	750
Haier Electronics Group Co. Ltd.	610,879	1,230
Kingboard Laminates Holdings Ltd.	536,500	243
Pacific Basin Shipping Ltd.	4,480,600	982
Sands China Ltd.	558,579	1,889
Sino Biopharmaceutical Ltd.	437,000	395
Stella International Holdings Ltd.	143,500	357
Texwinca Holdings Ltd.	379,000	395

		52,479

Hungary - 0.9%
Magyar Telekom Telecommunications PLC*	489,063	684
MOL Hungarian Oil & Gas PLC	6,420	315
OTP Bank PLC	231,568	4,775
Richter Gedeon Nyrt.	46,396	878

		6,652

India - 9.2%
Aurobindo Pharma Ltd.	42,115	555
Axis Bank Ltd.	197,944	1,335
Bank of Baroda	193,620	455
Bharat Petroleum Corp. Ltd.	48,243	649
Bharti Airtel Ltd.	331,163	1,697
Bharti Infratel Ltd.	308,929	1,991
Cairn India Ltd.	118,948	246
Ceat Ltd.	5,304	84
Dr. Reddy’s Laboratories Ltd. ADR	3,530	163
HDFC Bank Ltd.	149,126	2,429
HDFC Bank Ltd. ADR	16,300	1,004
Hindalco Industries Ltd.	576,500	732
Hindustan Petroleum Corp. Ltd.	46,732	589
Hindustan Unilever Ltd.	12,758	166
Housing Development Finance Corp. Ltd.	36,117	686
ICICI Bank Ltd.	542,224	2,127
ICICI Bank Ltd. ADR	351,406	2,752
Indiabulls Housing Finance Ltd.	45,560	504
Indian Oil Corp. Ltd.	79,722	516
Infosys Ltd. ADR	44,993	754
Karnataka Bank (The) Ltd.	104,360	193
Larsen & Toubro Ltd.	74,241	1,424
National Aluminium Co. Ltd.	257,269	154
NHPC Ltd.	1,609,175	511
NTPC Ltd.	349,737	770
Power Finance Corp. Ltd.	228,736	692
Punjab National Bank	120,325	209
Reliance Industries Ltd.	229,284	3,501
Rural Electrification Corp. Ltd.	191,377	652
State Bank of India	133,900	451
Sun TV Network Ltd.	75,051	481
Tata Consultancy Services Ltd.*	461,481	16,937
UltraTech Cement Ltd.	72,789	3,049
Union Bank of India	136,938	306
Vijaya Bank	275,231	141
Wipro Ltd.	1,494,598	12,618
Wipro Ltd. ADR	44,286	511
Zee Entertainment Enterprises Ltd.	408,658	2,691

		64,725

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.4% continued
Indonesia - 1.3%
Bank Rakyat Indonesia Persero Tbk PT	5,925,087	$4,843
Indofood Sukses Makmur Tbk PT	2,445,800	909
Matahari Department Store Tbk PT	1,387,500	1,752
Telekomunikasi Indonesia Persero Tbk PT	5,797,215	1,302
United Tractors Tbk PT	498,993	606

		9,412

Malaysia - 0.6%
British American Tobacco Malaysia Bhd.	27,192	355
Genting Malaysia Bhd.	1,123,100	1,144
Petronas Chemicals Group Bhd.	213,700	362
Petronas Dagangan Bhd.	40,300	233
Tenaga Nasional Bhd.	647,200	2,004
YTL Corp. Bhd.	897,340	327

		4,425

Mexico - 6.3%
Alfa S.A.B. de C.V., Series A	5,624,547	11,139
Alsea S.A.B. de C.V.	338,700	1,179
America Movil S.A.B. de C.V., Series L	793,991	557
America Movil S.A.B. de C.V., Series L ADR	612,030	8,605
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	627,862	3,497
Coca-Cola Femsa S.A.B. de C.V. ADR	7,902	560
Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	134,409	370
El Puerto de Liverpool S.A.B. de C.V., Series C1	22,200	272
Fomento Economico Mexicano S.A.B. de C.V. ADR	48,482	4,477
Gentera S.A.B. de C.V.	230,700	444
Gruma S.A.B. de C.V., Series B	142,249	2,001
Grupo Bimbo S.A.B. de C.V., Series A*	1,550,400	4,117
Grupo Financiero Banorte S.A.B. de C.V., Series O	903,161	4,968
Grupo Mexico S.A.B. de C.V., Series B	597,465	1,275
Industrias Bachoco S.A.B. de C.V. ADR	5,352	264
Megacable Holdings S.A.B. de C.V.	47,639	177
Telesites S.A.B.*	41,870	27
Telesites S.A.B. de C.V.	632,520	411
Wal-Mart de Mexico S.A.B. de C.V.	100,400	253

		44,593

Netherlands - 0.1%
Steinhoff International Holdings N.V.	75,344	383

Peru - 0.2%
Credicorp Ltd.	13,080	1,273

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	102,470	126
Ayala Corp.	7,710	124
Globe Telecom, Inc.	2,520	99
JG Summit Holdings, Inc.	83,390	129
Megaworld Corp.	1,316,000	118
Metro Pacific Investments Corp.	1,175,600	130
Metropolitan Bank & Trust Co.	1,522,100	2,604
SM Investments Corp.	99,381	1,820

		5,150

Poland - 0.4%
Asseco Poland S.A.	16,636	240
Cyfrowy Polsat S.A.*	198,589	1,054
Energa S.A.	26,292	85
KGHM Polska Miedz S.A.	31,841	512
PGE Polska Grupa Energetyczna S.A.	133,727	434
Tauron Polska Energia S.A.	325,728	238

		2,563

Qatar - 0.1%
Barwa Real Estate Co.	35,759	392
Doha Bank QSC	12,553	153
United Development Co. QSC	48,151	274

		819

Russia - 3.5%
Gazprom PAO ADR	525,640	1,948
Lukoil PJSC ADR	152,563	4,888
Magnit PJSC	11,572	1,774
Magnit PJSC GDR (Registered)	40,086	1,604
Mail.Ru Group Ltd. GDR (Registered)*	80,757	1,816
MMC Norilsk Nickel PJSC ADR	39,902	503
Mobile TeleSystems PJSC ADR	18,813	116
OTCPharm*	27,410	85
PhosAgro OAO GDR (Registered)	95,166	1,221
Rosneft OAO GDR (Registered)	257,000	891
Sberbank of Russia PJSC*	987,600	1,360
Sberbank of Russia PJSC ADR	756,684	4,414
Severstal PAO GDR (Registered)	84,027	700
Sistema JSFC GDR (Registered)	10,618	63
Surgutneftegas OAO ADR	51,414	236
Yandex N.V., Class A*	175,800	2,764

		24,383

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.4% continued
Singapore - 0.3%
CDL Hospitality Trusts	95,000	$89
China Yuchai International Ltd.	19,590	211
ComfortDelGro Corp. Ltd.	396,300	848
DBS Group Holdings Ltd.	18,500	216
Fortune Real Estate Investment Trust	175,666	180
Mapletree Industrial Trust	195,400	209
Mapletree Logistics Trust	228,100	159
Starhill Global REIT	167,000	89

		2,001

South Africa - 6.8%
African Rainbow Minerals Ltd.	34,506	96
AngloGold Ashanti Ltd. ADR*	93,528	664
Astral Foods Ltd.	9,755	73
Aveng Ltd.*	837,836	122
Barclays Africa Group Ltd.	36,353	337
Barloworld Ltd.	966,006	3,868
Bidvest Group (The) Ltd.	40,632	862
Discovery Ltd.	110,493	947
Emira Property Fund Ltd.	137,106	143
FirstRand Ltd.	724,450	1,976
Foschini Group (The) Ltd.	188,018	1,476
Investec Ltd.	100,667	711
Massmart Holdings Ltd.	220,188	1,418
Mediclinic International Ltd.	247,978	1,908
Mondi Ltd.	29,414	583
MTN Group Ltd.	160,310	1,374
Naspers Ltd., Class N	83,039	11,354
Netcare Ltd.	347,507	760
Reunert Ltd.	212,158	938
RMB Holdings Ltd.	161,358	578
Sasol Ltd.	98,944	2,665
Standard Bank Group Ltd.	571,220	4,174
Tiger Brands Ltd.	52,193	1,066
Truworths International Ltd.	1,739,421	10,231

		48,324

South Korea - 13.5%
Amorepacific Corp.	9,517	3,342
ASIA Holdings Co. Ltd.	1,319	114
BGF retail Co. Ltd.	14,031	2,034
Bukwang Pharmaceutical Co. Ltd.	9,777	211
CJ E&M Corp.*	16,824	1,147
Coway Co. Ltd.	10,230	730
Daekyo Co. Ltd.	47,962	363
Daishin Securities Co. Ltd.	22,344	223
Dongbu Insurance Co. Ltd.	20,086	1,202
Hana Financial Group, Inc.	42,790	857
Hanwha Corp.	14,862	492
Hotel Shilla Co. Ltd.	20,891	1,367
Hyosung Corp.	6,251	617
Hyundai Development Co. - Engineering & Construction	3,294	108
Hyundai Heavy Industries Co. Ltd.*	15,211	1,126
Hyundai Motor Co.	115,392	14,540
Industrial Bank of Korea	69,401	727
Kangwon Land, Inc.	24,957	812
KB Financial Group, Inc.	32,407	911
Kia Motors Corp.	14,905	664
Korea District Heating Corp.	3,388	166
KT&G Corp.	10,750	954
LF Corp.	9,715	222
LG Chem Ltd.	8,968	2,477
LG Display Co. Ltd.	30,674	643
LG Electronics, Inc.	25,575	1,165
NCSoft Corp.	5,259	950
POSCO	9,725	1,383
Samsung Electronics Co. Ltd.	36,612	39,095
Samsung Life Insurance Co. Ltd.	21,771	2,026
Seah Besteel Corp.	4,961	116
Shinhan Financial Group Co. Ltd.	365,863	12,314
SK Hynix, Inc.	62,817	1,622
Woori Bank	109,705	821

		95,541

Switzerland - 0.3%
Dufry A.G. (Registered)*	18,953	2,248

Taiwan - 11.7%
Advanced Semiconductor Engineering, Inc.	1,412,000	1,614
Asustek Computer, Inc.	107,598	888
AU Optronics Corp.	314,988	92
Catcher Technology Co. Ltd.	245,000	2,051
Cathay Financial Holding Co. Ltd.	219,000	307
Chicony Electronics Co. Ltd.	55,353	121
Compal Electronics, Inc.	2,276,000	1,274
CTBC Financial Holding Co. Ltd.	5,846,000	2,989
Delta Electronics, Inc.	371,369	1,743
Eclat Textile Co. Ltd.	145,000	1,997
Far Eastern New Century Corp.	353,000	276
Farglory Land Development Co. Ltd.	265,251	276

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.4% continued
Taiwan - 11.7% continued
Feng TAY Enterprise Co. Ltd.	39,140	$198
Foxconn Technology Co. Ltd.	324,984	686
Fubon Financial Holding Co. Ltd.	744,000	1,011
Hon Hai Precision Industry Co. Ltd.	5,477,400	13,397
Innolux Corp.	300,478	90
King’s Town Bank Co. Ltd.	234,293	166
Largan Precision Co. Ltd.	9,700	663
Lite-On Technology Corp.	370,911	355
Mega Financial Holding Co. Ltd.	3,099,409	1,995
Pegatron Corp.	811,000	1,763
Powertech Technology, Inc.	423,676	835
President Chain Store Corp.	313,000	1,952
Radiant Opto-Electronics Corp.	185,527	421
Simplo Technology Co. Ltd.	55,852	177
Taiwan Semiconductor Manufacturing Co. Ltd.	5,930,542	25,591
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	581,615	13,232
Transcend Information, Inc.	70,823	184
Uni-President Enterprises Corp.	380,000	633
United Microelectronics Corp.	1,505,095	552
Wan Hai Lines Ltd.	245,000	135
Win Semiconductors Corp.	101,903	152
Yageo Corp.	1,856,780	2,994
Yuanta Financial Holding Co. Ltd.	4,334,312	1,595

		82,405

Thailand - 2.2%
Airports of Thailand PCL NVDR	159,626	1,529
Bangkok Bank PCL NVDR	262,300	1,103
Delta Electronics Thailand PCL NVDR	188,900	397
Hana Microelectronics PCL (Registered)	184,626	184
Kasikornbank PCL NVDR	615,100	2,569
Kiatnakin Bank PCL (Registered)	112,500	113
Krung Thai Bank PCL (Registered)	1,502,492	697
PTT Global Chemical PCL NVDR	109,200	150
PTT PCL NVDR	206,800	1,402
Siam Commercial Bank (The) PCL (Registered)	1,421,200	4,720
Siam Commercial Bank (The) PCL NVDR	549,000	1,812
Thanachart Capital PCL NVDR	590,463	596

		15,272

Turkey - 2.3%
Akbank T.A.S.	399,200	917
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	257,180	229
Eregli Demir ve Celik Fabrikalari T.A.S.	253,109	263
KOC Holding A.S.	491,282	1,841
TAV Havalimanlari Holding A.S.	93,743	585
Tofas Turk Otomobil Fabrikasi A.S.	64,519	419
Tupras Turkiye Petrol Rafinerileri A.S.*	392,580	9,370
Turk Hava Yollari A.O.*	91,052	231
Turkiye Halk Bankasi A.S.	438,797	1,563
Turkiye Is Bankasi, Class C	95,942	151
Turkiye Sise ve Cam Fabrikalari A.S.	263,419	288

		15,857

United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank PJSC	583,925	1,046
Air Arabia PJSC	753,695	278
Dubai Islamic Bank PJSC	294,696	493
Emaar Properties PJSC	5,796,970	8,933
Union National Bank PJSC	774,083	985

		11,735

United Kingdom - 0.3%
Anglo American PLC	395,996	1,751

United States - 1.5%
Cognizant Technology Solutions Corp., Class A*	65,950	3,958
Flextronics International Ltd.*	52,100	584
Genpact Ltd.*	18,475	462
Tenaris S.A. ADR	243,387	5,793

		10,797

Total Common Stocks(4) (Cost $640,858)		652,474

PARTICIPATION (EQUITY LINKED) NOTES - 0.8%
China - 0.4%
Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19(1) *	473,900	1,199
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19(1) *	335,500	1,525

		2,724

India - 0.3%
Maruti Suzuki India Ltd., Issued by UBS A.G., Expires 2/9/16*	37,455	2,617

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PARTICIPATION (EQUITY LINKED) NOTES - 0.8% continued
Pakistan - 0.1%
United Bank Ltd., Issued by JPMorgan Structured Products, Expires 6/17/19(1) *	508,117	$752

Total Participation (Equity Linked) Notes(4) (Cost $5,336)		6,093

PREFERRED STOCKS - 4.0%
Brazil - 3.9%
Banco Bradesco S.A. ADR	49,845	240
Cia Energetica de Sao Paulo, Class B	76,400	256
Gerdau S.A. ADR	443,605	532
Itau Unibanco Holding S.A.	70,056	458
Itau Unibanco Holding S.A. ADR	1,503,212	9,786
Itausa - Investimentos Itau S.A.	121,645	211
Klabin S.A.	159,000	938
Lojas Americanas S.A.	1,009,403	4,931
Petroleo Brasileiro S.A.*	353,056	599
Petroleo Brasileiro S.A. ADR*	788,166	2,680
Randon S.A. Implementos e Participacoes	685,862	423
Telefonica Brasil S.A. ADR	196,446	1,774
Usinas Siderurgicas de Minas Gerais S.A., Class A	1,215,475	472
Vale S.A.	1,055,799	2,708
Vale S.A. ADR	495,056	1,262

		27,270

South Korea - 0.1%
Samsung Electronics Co. Ltd.	1,044	966

Total Preferred Stocks(4) (Cost $59,131)		28,236

RIGHTS - 0.0%
Hong Kong - 0.0%
GCL-Poly Energy Holdings Ltd.*	1,013,188	5

Total Rights(4) (Cost $ — )		5

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(5)	14,713,030	14,713

Total Investment Companies (Cost $14,713)		14,713

Total Investments - 99.3% (Cost $720,038)		701,521

Other Assets less Liabilities - 0.7%		4,600

NET ASSETS - 100.0%		$706,121

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of this restricted illiquid security amounted to approximately $2,668,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	6.1
Energy	7.0
Financials	26.6
Health Care	1.3
Industrials	6.4
Information Technology	25.4
Materials	6.0
Telecommunication Services	6.5
Utilities	1.6

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.0%
United States Dollar	16.0
Korean Won	14.1
Taiwan Dollar	10.1
Indian Rupee	8.7
South African Rand	7.2
Brazilian Real	5.6
All other currencies less than 5%	18.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$678	$—	$—	$678
Brazil	4,941	27,500	—	32,441
Chile	755	178	—	933
China	9,075	83,689	—	92,764
Egypt	11,548	—		11,548
Hong Kong	—	52,479	—	52,479
India	5,184	59,541	—	64,725
Mexico	44,593	—	—	44,593
Netherlands	383	—	—	383
Peru	1,273	—	—	1,273
Russia	6,014	18,283	86	24,383
Singapore	211	1,790	—	2,001
South Africa	664	47,660	—	48,324
Taiwan	13,232	69,173	—	82,405
United States	10,797	—	—	10,797
All Other Countries(1)	—	182,747	—	182,747

Total Common Stocks	109,348	543,040	86	652,474

Participation (Equity Linked)
Notes(1)	—	6,093	—	6,093
Preferred Stocks
Brazil	16,274	10,996	—	27,270
South Korea	—	966	—	966

Total Preferred Stocks	16,274	11,962	—	28,236

Rights	—	5	—	5
Investment Companies	14,713	—	—	14,713

Total Investments	$140,335	$561,100	$86	$701,521

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$20,533	Valuations at official close price with foreign fair value adjustments
Chile	178	Valuations at official close price with foreign fair value adjustments
Malaysia	355	Valuations at official close price with foreign fair value adjustments
Qatar	392	Valuations at official close price with foreign fair value adjustments
Thailand	4,720	Valuations based on a similar asset
Preferred Stocks
Brazil	10,995	Valuations at official close price with foreign fair value adjustments

Total	$37,173

At December 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
China	$807	Valuations at official close price
Egypt	11,548	Valuations at official close price

Total	$12,355

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stocks
Russia	$86	$—	$—	*	$—	$—	$—	$—	$86	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 12/31/15 above using prices provided by a third party provider.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$757,954

Gross tax appreciation of investments	$107,840
Gross tax depreciation of investments	(164,273)

Net tax depreciation of investments	$(56,433)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFLIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$30,772	$653,551	$669,610	$2	$14,713

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Australia - 5.9%
Dexus Property Group	638,107	$3,460
Investa Office Fund	160,144	464
Scentre Group	2,066,045	6,261
Stockland	1,129,973	3,355
Westfield Corp.	883,373	6,077

		19,617

Austria - 0.6%
CA Immobilien Anlagen A.G.*	107,600	1,962

Canada - 0.3%
Allied Properties Real Estate Investment Trust	49,250	1,124

France - 4.5%
Gecina S.A.	37,285	4,523
Klepierre	144,380	6,403
Unibail-Rodamco S.E.	16,694	4,233

		15,159

Germany - 3.7%
alstria office REIT-A.G.*	408,333	5,446
Vonovia S.E.	223,785	6,932

		12,378

Hong Kong - 5.7%
Cheung Kong Property Holdings Ltd.	151,000	974
Hongkong Land Holdings Ltd.	986,100	6,877
Hysan Development Co. Ltd.	616,000	2,513
Kerry Properties Ltd.	225,500	614
Link REIT	266,500	1,590
Sun Hung Kai Properties Ltd.	252,000	3,024
Swire Properties Ltd.	347,600	999
Wharf Holdings (The) Ltd.	445,600	2,460

		19,051

Italy - 0.3%
Beni Stabili S.p.A. SIIQ	1,269,893	958

Japan - 6.3%
GLP J-REIT	977	945
Japan Real Estate Investment Corp.	309	1,503
Mitsubishi Estate Co. Ltd.	346,700	7,186
Mitsui Fudosan Co. Ltd.	360,500	9,033
Nippon Building Fund, Inc.	308	1,471
Orix JREIT, Inc.	670	867

		21,005

Netherlands - 0.5%
Atrium European Real Estate Ltd.*	400,860	1,552

New Zealand - 0.2%
Precinct Properties New Zealand Ltd.	867,489	740

Singapore - 1.2%
CapitaLand Ltd.	406,700	955
Global Logistic Properties Ltd.	1,147,800	1,728
Mapletree Commercial Trust	1,263,400	1,155

		3,838

Spain - 0.8%
Merlin Properties Socimi S.A.	207,241	2,586

United Kingdom - 6.2%
Derwent London PLC	41,862	2,261
Grainger PLC	496,695	1,702
Great Portland Estates PLC	356,913	4,351
Hammerson PLC	329,781	2,914
Hansteen Holdings PLC	565,300	959
Segro PLC	652,981	4,122
Shaftesbury PLC	324,317	4,346

		20,655

United States - 58.6%
Alexandria Real Estate Equities, Inc.	32,386	2,926
American Residential Properties, Inc.	89,264	1,687
Apartment Investment & Management Co., Class A	71,592	2,866
AvalonBay Communities, Inc.	48,094	8,856
Boston Properties, Inc.	32,190	4,106
Brandywine Realty Trust	181,004	2,473
Brixmor Property Group, Inc.	110,124	2,843
Camden Property Trust	22,424	1,721
Care Capital Properties, Inc.	48,450	1,481
CBL & Associates Properties, Inc.	139,549	1,726
Corporate Office Properties Trust	78,900	1,722
CubeSmart	134,176	4,108
CyrusOne, Inc.	19,600	734
DCT Industrial Trust, Inc.	88,393	3,303
DDR Corp.	132,469	2,231
Digital Realty Trust, Inc.	52,007	3,933
Douglas Emmett, Inc.	88,100	2,747
Duke Realty Corp.	235,878	4,958
Empire State Realty Trust, Inc., Class A	115,013	2,078
Equity Commonwealth*	98,451	2,730
Equity One, Inc.	68,459	1,859
Equity Residential	115,518	9,425

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
United States - 58.6% continued
Essex Property Trust, Inc.	13,766	$3,296
Extra Space Storage, Inc.	28,355	2,501
Federal Realty Investment Trust	16,394	2,395
First Industrial Realty Trust, Inc.	97,406	2,156
General Growth Properties, Inc.	183,160	4,984
HCP, Inc.	38,700	1,480
Hersha Hospitality Trust	44,100	960
Highwoods Properties, Inc.	27,936	1,218
Host Hotels & Resorts, Inc.	431,252	6,615
Hudson Pacific Properties, Inc.	124,202	3,495
Kilroy Realty Corp.	19,300	1,221
Kimco Realty Corp.	92,266	2,441
Macerich (The) Co.	35,322	2,850
Mid-America Apartment Communities, Inc.	18,771	1,705
National Retail Properties, Inc.	52,746	2,112
NorthStar Realty Finance Corp.	59,400	1,012
Outfront Media, Inc.	122,706	2,679
Paramount Group, Inc.	159,893	2,894
Parkway Properties, Inc.	31,457	492
Pebblebrook Hotel Trust	54,258	1,520
Post Properties, Inc.	20,650	1,222
Prologis, Inc.	237,115	10,177
PS Business Parks, Inc.	32,889	2,876
Public Storage	28,442	7,045
Regency Centers Corp.	22,156	1,509
Retail Properties of America, Inc., Class A	109,202	1,613
SBA Communications Corp., Class A*	5,300	557
Simon Property Group, Inc.	91,916	17,872
SL Green Realty Corp.	43,765	4,945
Sunstone Hotel Investors, Inc.	77,200	964
Taubman Centers, Inc.	43,386	3,329
UDR, Inc.	151,242	5,682
Urban Edge Properties	82,915	1,944
Ventas, Inc.	74,139	4,184
Vornado Realty Trust	61,268	6,124
Welltower, Inc.	85,790	5,836
WP Glimcher, Inc.	78,708	835

		195,253

Total Common Stocks(1) (Cost $300,996)		315,878

INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(2)	131,661	132

Total Investment Companies (Cost $132)		132

Total Investments - 94.8% (Cost $301,128)		316,010

Other Assets less Liabilities - 5.2%		17,376

NET ASSETS - 100.0%		$333,386

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	7.4%
Diversified REITs	8.1
Health Care REITs	4.1
Hotel & Resort REITs	3.2
Industrial REITs	6.9
Office REITs	18.9
Real Estate Development	0.3
Residential REITS	11.5
Retail REITs	25.1
Specialized REITs	6.6
Real Estate Operating Companies	7.7
Wireless Telecommunication Services	0.2

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	64.0%
Euro	11.0
Japanese Yen	6.6
British Pound	6.5
Australian Dollar	6.2
All other currencies less than 5%	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$1,124	$—	$—	$1,124
United States	195,253	—	—	195,253
All Other Countries(1)	—	119,501	—	119,501

Total Common Stocks	196,377	119,501	—	315,878

Investment Companies	132	—	—	132

Total Investments	$196,509	$119,501	$—	$316,010

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$312,383

Gross tax appreciation of investments	$21,638
Gross tax depreciation of investments	(18,011)

Net tax appreciation of investments	$3,627

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$34,714	$565,204	$599,786	$2	$132

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%
Australia - 1.7%
Australia & New Zealand Banking Group Ltd.	363,245	$7,331
BHP Billiton Ltd. ADR	78,118	2,012
Challenger Ltd.	81,582	514
CSL Ltd.	168,285	12,831
Flight Centre Travel Group Ltd.	19,680	567
LendLease Group	63,800	658
Macquarie Group Ltd.	52,406	3,132

		27,045

Austria - 0.9%
Conwert Immobilien Invest S.E.*	221,469	3,375
Erste Group Bank A.G.*	149,448	4,671
Schoeller-Bleckmann Oilfield Equipment A.G.	56,020	3,066
voestalpine A.G.	118,941	3,640

		14,752

Belgium - 0.3%
KBC Groep N.V.	49,662	3,105
Telenet Group Holding N.V.*	19,614	1,057

		4,162

Brazil - 0.6%
Ambev S.A. ADR	585,879	2,613
Banco do Brasil S.A.	829,679	3,069
BB Seguridade Participacoes S.A.	143,600	878
Embraer S.A. ADR	69,962	2,067
Qualicorp S.A.	474,200	1,695

		10,322

Canada - 4.4%
Alimentation Couche-Tard, Inc., Class B	41,394	1,822
Brookfield Asset Management, Inc., Class A	96,365	3,038
Canadian Natural Resources Ltd.	61,529	1,344
Canadian Pacific Railway Ltd.	83,255	10,623
CI Financial Corp.	89,698	1,984
Constellation Software, Inc.	27,044	11,275
Dollarama, Inc.	22,712	1,312
Enbridge, Inc.	79,308	2,636
Intact Financial Corp.	16,682	1,069
Kinross Gold Corp.*	565,093	1,025
Magna International, Inc.	94,402	3,829
Magna International, Inc. (New York Exchange)	165,500	6,713
Manulife Financial Corp.	451,000	6,756
Open Text Corp.	73,361	3,516
Rogers Communications, Inc., Class B	69,260	2,387
Suncor Energy, Inc.	94,941	2,451
Toronto-Dominion Bank (The)	64,301	2,521
Toronto-Dominion Bank (The) (New York Exchange)	158,900	6,224

		70,525

Chile - 0.2%
Antofagasta PLC	418,532	2,868

China - 5.0%
Alibaba Group Holding Ltd. ADR*	15,721	1,278
Anhui Conch Cement Co. Ltd., Class H	3,281,200	8,737
Baidu, Inc. ADR*	21,928	4,145
Belle International Holdings Ltd.	2,865,000	2,125
China Construction Bank Corp., Class H	14,360,700	9,749
China Oilfield Services Ltd., Class H	2,801,700	2,387
China Vanke Co. Ltd., Class H	582,000	1,720
Ctrip.com International Ltd. ADR*	285,050	13,206
ENN Energy Holdings Ltd.	910,000	4,824
Geely Automobile Holdings Ltd.	1,075,000	569
Industrial & Commercial Bank of China Ltd., Class H	4,993,000	2,991
Mindray Medical International Ltd. ADR	152,758	4,143
NetEase, Inc. ADR	10,019	1,816
Ping An Insurance Group Co. of China Ltd., Class H	749,500	4,118
Tencent Holdings Ltd.	844,400	16,473
Weichai Power Co. Ltd., Class H	1,343,000	1,474

		79,755

Czech Republic - 0.2%
Komercni banka A.S.	14,496	2,872

Denmark - 4.1%
Chr Hansen Holding A/S	230,785	14,435
Coloplast A/S, Class B	170,885	13,793
DSV A/S	13,900	546
Novo Nordisk A/S ADR	307,290	17,847
Novo Nordisk A/S, Class B	34,352	1,975
Novozymes A/S, Class B	290,823	13,926
Pandora A/S	20,329	2,565
Vestas Wind Systems A/S	13,300	929

		66,016

Finland - 0.4%
Elisa OYJ	20,375	766
Kone OYJ, Class B	44,165	1,857

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Finland - 0.4% continued
Sampo OYJ, Class A	86,701	$4,395

		7,018

France - 5.6%
Atos S.E.	83,645	7,025
AXA S.A.	596,593	16,310
Cap Gemini S.A.	40,550	3,752
Christian Dior S.E.	9,599	1,631
Danone S.A.	94,979	6,410
Essilor International S.A.	11,786	1,469
Eurofins Scientific S.E.	3,050	1,064
Hermes International	3,205	1,081
LVMH Moet Hennessy Louis Vuitton S.E.	63,340	9,902
Orpea	7,311	584
Rubis S.C.A.	2,555	193
Safran S.A.	35,612	2,439
Sanofi	137,847	11,762
Societe Generale S.A.	88,556	4,085
Sodexo S.A.	52,571	5,114
Technicolor S.A. (Registered)	24,177	196
Thales S.A.	15,468	1,159
TOTAL S.A.	160,633	7,154
Unibail-Rodamco S.E.	5,186	1,315
Valeo S.A.	24,849	3,836
Veolia Environnement S.A.	119,764	2,839

		89,320

Germany - 2.7%
adidas A.G.	45,122	4,397
Bayerische Motoren Werke A.G.	30,139	3,174
Brenntag A.G.	29,428	1,536
Continental A.G.	35,389	8,589
Deutsche Boerse A.G.	63,499	5,617
Deutsche Lufthansa A.G. (Registered)*	314,722	4,970
Deutsche Wohnen A.G. (Bearer)	29,605	824
E.ON S.E.	178,512	1,728
Evonik Industries A.G.	23,528	781
Gerresheimer A.G.	7,219	565
ProSiebenSat.1 Media S.E.	58,869	2,978
SAP S.E.	19,017	1,515
Siemens A.G. (Registered)	23,550	2,285
Symrise A.G.	19,860	1,317
TUI A.G. - CDI	106,545	1,938
Vonovia S.E.	26,569	823
Zalando S.E.(1) *	22,804	901

		43,938

Hong Kong - 2.8%
AIA Group Ltd.	1,305,400	7,777
Beijing Enterprises Holdings Ltd.	551,900	3,323
BOC Hong Kong Holdings Ltd.	1,966,100	5,966
China High Precision Automation Group Ltd.*	982,000	5
China Mobile Ltd.	787,253	8,823
China Overseas Land & Investment Ltd.	708,000	2,458
China Resources Land Ltd.	696,000	2,008
CK Hutchison Holdings Ltd.	526,700	7,069
Orient Overseas International Ltd.	1,007,400	4,819
Techtronic Industries Co. Ltd.	454,500	1,846

		44,094

India - 1.9%
HDFC Bank Ltd. ADR	266,681	16,428
ICICI Bank Ltd. ADR	1,748,336	13,689

		30,117

Indonesia - 0.4%
Bank Central Asia Tbk PT	802,200	767
Bank Rakyat Indonesia Persero Tbk PT	3,946,300	3,225
Indofood Sukses Makmur Tbk PT	4,828,300	1,795

		5,787

Ireland - 4.6%
Experian PLC	906,327	16,015
ICON PLC*	359,814	27,958
Kingspan Group PLC	31,016	816
Medtronic PLC	51,717	3,978
Perrigo Co. PLC	72,755	10,528
Shire PLC	136,320	9,343
Smurfit Kappa Group PLC	183,150	4,674

		73,312

Israel - 1.5%
Check Point Software Technologies Ltd.*	40,627	3,306
Israel Chemicals Ltd.	163,921	665
Teva Pharmaceutical Industries Ltd. ADR	308,929	20,278

		24,249

Italy - 0.6%
Azimut Holding S.p.A.	47,930	1,183
Banca Generali S.p.A.	47,383	1,495
Intesa Sanpaolo S.p.A.	1,669,775	5,565

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Italy - 0.6% continued
Yoox Net-A-Porter Group S.p.A.*	18,855	$703

		8,946

Japan - 14.7%
Alps Electric Co. Ltd.	30,900	836
Amada Holdings Co. Ltd.	122,671	1,171
Astellas Pharma, Inc.	373,991	5,312
Bank of Yokohama (The) Ltd.	1,086,652	6,651
Casio Computer Co. Ltd.	59,500	1,389
Daicel Corp.	89,100	1,326
Daifuku Co. Ltd.	36,283	618
Daikin Industries Ltd.	37,800	2,751
Daiwa House Industry Co. Ltd.	69,900	2,004
Denso Corp.	198,100	9,445
FANUC Corp.	11,300	1,948
Fuji Electric Co. Ltd.	126,000	528
Fuji Heavy Industries Ltd.	149,400	6,142
Haseko Corp.	46,200	510
Hitachi Capital Corp.	17,400	467
Hitachi Ltd.	1,200,113	6,790
Hoya Corp.	101,400	4,134
Inpex Corp.	259,937	2,565
Isuzu Motors Ltd.	685,200	7,374
IT Holdings Corp.	24,600	562
Japan Tobacco, Inc.	67,700	2,486
Kao Corp.	39,700	2,037
KDDI Corp.	409,200	10,593
Keyence Corp.	25,200	13,831
M3, Inc.	38,900	806
Makita Corp.	18,200	1,046
Mitsubishi Corp.	147,154	2,445
Mitsubishi Electric Corp.	352,000	3,691
Mitsubishi UFJ Financial Group, Inc.	1,310,150	8,108
Mitsui & Co. Ltd.	365,850	4,345
MS&AD Insurance Group Holdings, Inc.	149,466	4,371
Murata Manufacturing Co. Ltd.	33,200	4,765
Nintendo Co. Ltd.	24,037	3,309
Nippon Steel & Sumitomo Metal Corp.	158,690	3,142
Nissan Chemical Industries Ltd.	28,600	649
Nitori Holdings Co. Ltd.	6,900	580
Nomura Research Institute Ltd.	49,670	1,909
NSK Ltd.	586,200	6,358
ORIX Corp.	395,200	5,544
Pola Orbis Holdings, Inc.	8,200	542
Sawai Pharmaceutical Co. Ltd.	7,100	486
SCSK Corp.	20,300	819
Secom Co. Ltd.	124,900	8,452
Shionogi & Co. Ltd.	48,000	2,170
SMC Corp.	4,691	1,216
Sumitomo Chemical Co. Ltd.	916,100	5,258
Sumitomo Metal Mining Co. Ltd.	309,400	3,740
Sumitomo Mitsui Financial Group, Inc.	122,100	4,606
Sumitomo Mitsui Trust Holdings, Inc.	1,558,590	5,884
Suruga Bank Ltd.	164,000	3,379
Suzuki Motor Corp.	92,898	2,820
Sysmex Corp.	271,200	17,345
T&D Holdings, Inc.	483,500	6,356
Tadano Ltd.	63,000	762
Taisei Corp.	267,000	1,759
Temp Holdings Co. Ltd.	38,500	597
THK Co. Ltd.	82,080	1,519
Tokio Marine Holdings, Inc.	227,870	8,780
Trend Micro, Inc.	16,900	686
Tsuruha Holdings, Inc.	10,800	938
Unicharm Corp.	358,900	7,317
West Japan Railway Co.	104,800	7,229

		235,198

Mexico - 1.2%
America Movil S.A.B. de C.V., Series L ADR	372,436	5,236
Arca Continental S.A.B. de C.V.	109,969	668
Fomento Economico Mexicano S.A.B. de C.V. ADR	8,518	787
Grupo Televisa S.A.B. ADR	160,928	4,379
Telesites S.A.B. de C.V.	372,436	242
Wal-Mart de Mexico S.A.B. de C.V.	2,904,200	7,330

		18,642

Netherlands - 3.5%
Aegon N.V.	1,026,646	5,795
Core Laboratories N.V.	185,614	20,184
Heineken N.V.	56,777	4,846
ING Groep N.V. - CVA	132,610	1,785
NXP Semiconductors N.V.*	39,012	3,287
Royal Dutch Shell PLC, Class A	663,872	15,208
Steinhoff International Holdings N.V.	416,124	2,112
Wolters Kluwer N.V.	67,775	2,271

		55,488

Norway - 1.1%
DNB ASA	708,741	8,722

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Norway - 1.1% continued
Gjensidige Forsikring ASA	32,126	$512
Norsk Hydro ASA	841,084	3,128
Statoil ASA ADR	222,685	3,109
Telenor ASA	90,343	1,503

		16,974

Peru - 0.1%
Credicorp Ltd.	9,478	922

Portugal - 0.1%
Jeronimo Martins SGPS S.A.	82,185	1,068
NOS SGPS S.A.	71,810	565

		1,633

Russia - 0.8%
Lukoil PJSC ADR	162,700	5,285
Yandex N.V., Class A*	476,914	7,497

		12,782

Singapore - 1.3%
DBS Group Holdings Ltd.	526,300	6,162
Keppel Corp. Ltd.	1,297,300	5,920
Singapore Telecommunications Ltd.	680,300	1,751
United Overseas Bank Ltd.	470,200	6,473

		20,306

South Africa - 0.9%
Bidvest Group (The) Ltd.	35,604	755
Naspers Ltd., Class N	18,256	2,496
Sasol Ltd. ADR	241,100	6,467
Shoprite Holdings Ltd.	433,980	4,011

		13,729

South Korea - 1.7%
Amorepacific Corp.	1,951	685
Hyundai Mobis Co. Ltd.	20,311	4,239
Hyundai Motor Co.	14,096	1,776
KB Financial Group, Inc. ADR	82,928	2,311
Korea Electric Power Corp. ADR	282,589	5,983
LG Chem Ltd.	3,201	884
Samsung Electronics Co. Ltd.	7,126	7,609
Samsung Electronics Co. Ltd. GDR	6,378	3,388
SK Hynix, Inc.	37,080	957

		27,832

Spain - 1.6%
Amadeus IT Holding S.A., Class A	281,257	12,385
Banco Bilbao Vizcaya Argentaria S.A.	336,948	2,457
Bankinter S.A.	222,576	1,578
Distribuidora Internacional de Alimentacion S.A.*	140,778	827
Industria de Diseno Textil S.A.	247,218	8,483
Viscofan S.A.	8,854	534

		26,264

Sweden - 1.9%
Assa Abloy AB, Class B	79,561	1,666
Atlas Copco AB, Class A	126,375	3,079
BillerudKorsnas AB	18,663	345
Getinge AB, Class B	250,462	6,518
Hexpol AB	59,646	639
Intrum Justitia AB	18,548	631
Nordea Bank AB	624,600	6,815
Svenska Cellulosa AB S.C.A., Class B	141,450	4,108
Swedbank AB, Class A	45,572	1,001
Telefonaktiebolaget LM Ericsson, Class B	169,688	1,644
TeliaSonera AB	691,880	3,441

		29,887

Switzerland - 7.5%
ACE Ltd.	204,423	23,887
Actelion Ltd. (Registered)*	19,758	2,719
Cie Financiere Richemont S.A. (Registered)	28,339	2,036
Clariant A.G. (Registered)*	91,765	1,735
Credit Suisse Group A.G. ADR	144,543	3,135
Glencore PLC*	812,454	1,081
Lonza Group A.G. (Registered)*	9,607	1,562
Luxoft Holding, Inc.*	8,101	625
Nestle S.A. (Registered)	346,790	25,705
Novartis A.G. (Registered)	63,658	5,441
Novartis A.G. ADR	84,110	7,237
Partners Group Holding A.G.	8,591	3,084
Roche Holding A.G. (Genusschein)	51,611	14,223
SGS S.A. (Registered)	5,610	10,688
Straumann Holding A.G. (Registered)	1,988	600
Swatch Group (The) A.G. (Bearer)	14,535	5,072
UBS Group A.G. (Registered)	73,420	1,413
Wolseley PLC	27,450	1,492
Zurich Insurance Group A.G.*	31,637	8,073

		119,808

Taiwan - 2.8%
Advanced Semiconductor Engineering, Inc.	5,075,415	5,801
Catcher Technology Co. Ltd.	119,000	997

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
Taiwan - 2.8% continued
Delta Electronics, Inc.	272,493	$1,279
Fubon Financial Holding Co. Ltd.	836,000	1,136
Largan Precision Co. Ltd.	10,000	683
MediaTek, Inc.	96,000	726
Taiwan Semiconductor Manufacturing Co. Ltd.	620,000	2,675
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,398,416	31,814

		45,111

Turkey - 0.5%
Akbank T.A.S.	1,274,654	2,928
KOC Holding A.S. ADR	151,000	2,845
Turkiye Garanti Bankasi A.S.	1,071,944	2,616

		8,389

United Arab Emirates - 0.0%
Dubai Islamic Bank PJSC	330,789	553

United Kingdom - 13.9%
Anglo American PLC*	202,875	894
Aon PLC	70,663	6,516
ARM Holdings PLC ADR	524,837	23,744
AstraZeneca PLC	54,600	3,692
BAE Systems PLC	965,666	7,107
Berkeley Group Holdings PLC	30,477	1,656
BP PLC ADR	41,405	1,294
BT Group PLC	608,875	4,208
Bunzl PLC	62,915	1,738
Capita PLC	84,294	1,500
Centrica PLC	903,547	2,902
Compass Group PLC	855,922	14,814
Derwent London PLC	18,134	980
Diageo PLC	483,101	13,174
easyJet PLC	142,205	3,640
GlaxoSmithKline PLC	332,769	6,721
Halma PLC	56,707	719
Hiscox Ltd.	63,754	990
HSBC Holdings PLC	346,249	2,732
Imperial Tobacco Group PLC	136,730	7,191
Inchcape PLC	75,331	866
InterContinental Hotels Group PLC	41,835	1,623
Intertek Group PLC	13,389	548
ITV PLC	2,172,746	8,853
Man Group PLC	1,574,792	4,039
Marks & Spencer Group PLC	878,200	5,836
Micro Focus International PLC	30,972	727
Next PLC	24,354	2,611
Noble Corp. PLC	93,848	990
Persimmon PLC*	230,981	6,898
Provident Financial PLC	39,394	1,951
Prudential PLC	232,851	5,213
Reckitt Benckiser Group PLC	191,092	17,590
RELX PLC	130,342	2,285
Rio Tinto PLC	172,200	5,018
Rio Tinto PLC ADR	112,748	3,283
Sage Group (The) PLC	112,221	998
Schroders PLC	22,808	993
Sky PLC	232,868	3,810
SSE PLC	62,318	1,396
Taylor Wimpey PLC	367,778	1,098
UBM PLC	71,674	556
Unilever PLC	194,704	8,337
Vodafone Group PLC ADR	174,280	5,622
WH Smith PLC	21,782	568
Whitbread PLC	25,405	1,642
Willis Group Holdings PLC	146,191	7,101
WPP PLC	633,191	14,575

		221,239

United States - 2.8%
Axis Capital Holdings Ltd.	60,100	3,379
Carnival Corp.	161,206	8,782
Everest Re Group Ltd.	49,931	9,142
Genpact Ltd.*	65,123	1,627
Philip Morris International, Inc.	50,613	4,449
Schlumberger Ltd.	18,580	1,296
Sensata Technologies Holding N.V.*	270,530	12,461
Thomson Reuters Corp.	86,203	3,265

		44,401

Total Common Stocks(2) (Cost $1,438,532)		1,504,256

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Banco Bradesco S.A. ADR	289,408	1,392
Itau Unibanco Holding S.A.	97,400	636

		2,028

Colombia - 0.1%
Bancolombia S.A. ADR	70,065	1,874

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.6% continued
Germany - 0.3%
Henkel A.G. & Co. KGaA	46,017	$5,130

Total Preferred Stocks(2) (Cost $10,979)		9,032

MASTER LIMITED PARTNERSHIPS - 0.6%
Diversified Financial Services - 0.6%
Lazard Ltd., Class A	218,095	9,817

Total Master Limited Partnerships (Cost $10,583)		9,817

INVESTMENT COMPANIES - 4.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(3)	63,896,391	63,896

Total Investment Companies (Cost $63,896)		63,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills,
0.10%, 3/31/16(4) (5)	$5,460	$5,458

Total Short-Term Investments (Cost $5,459)		5,458

Total Investments - 99.8% (Cost $1,529,449)		1,592,459

Other Assets less Liabilities - 0.2%		3,698

NET ASSETS - 100.0%		$1,596,157

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	247	$20,973	Long	3/16	$279

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	8.7
Energy	4.9
Financials	24.2
Health Care	14.4
Industrials	10.7
Information Technology	12.9
Materials	5.6
Telecommunication Services	2.9
Utilities	1.3

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	28.0%
Euro	15.5
Japanese Yen	15.4
British Pound	13.4
Hong Kong Dollar	6.5
Swiss Franc	5.4
All other currencies less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$2,013	$25,032	$—	$27,045
Brazil	4,680	5,642	—	10,322
Canada	70,525	—	—	70,525
China	24,588	55,167	—	79,755
Denmark	17,847	48,169	—	66,016
Hong Kong	—	44,089	5	44,094
India	30,117	—	—	30,117
Ireland	42,463	30,849	—	73,312
Israel	23,584	665	—	24,249
Mexico	18,642	—	—	18,642
Netherlands	25,583	29,905	—	55,488
Norway	3,109	13,865	—	16,974
Peru	922	—	—	922
Russia	12,782	—	—	12,782
South Africa	6,467	7,262	—	13,729
South Korea	8,293	19,539	—	27,832
Switzerland	34,884	84,924	—	119,808
Taiwan	31,814	13,297	—	45,111
Turkey	2,845	5,544	—	8,389
United Kingdom	48,550	172,689	—	221,239
United States	44,401	—	—	44,401
All Other Countries(1)	—	493,504	—	493,504

Total Common Stocks	454,109	1,050,142	5	1,504,256

Preferred Stocks
Brazil	1,392	636	—	2,028
Colombia	1,874	—	—	1,874
Germany	—	5,130	—	5,130

Total Preferred Stocks	3,266	5,766	—	9,032

Master Limited Partnerships	9,817	—	—	9,817
Investment Companies	63,896	—	—	63,896
Short-Term Investments	—	5,458	—	5,458

Total Investments	$531,088	$1,061,366	$5	$1,592,459

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$279	$—	$—	$279

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Brazil	$5,642	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Brazil	636	Valuations at official close price with foreign fair value adjustment

Total	$6,278

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	DECEMBER 31, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)	CHNAGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Common Stocks
Hong Kong	$5	$—	$—	$—	$—	$—	$—	$5	$—

The Fund valued the securities included in the Balance as of 12/31/15 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,559,155

Gross tax appreciation of investments	$160,287
Gross tax depreciation of investments	(126,983)

Net tax appreciation of investments	$33,304

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$63,359	$1,308,459	$1,307,922	$6	$63,896

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.4%
Aerospace & Defense - 2.8%
Boeing (The) Co.	8,990	$1,300
Northrop Grumman Corp.	26,100	4,928
Raytheon Co.	20,000	2,490

		8,718

Apparel & Textile Products - 1.9%
NIKE, Inc., Class B	78,037	4,877
Under Armour, Inc., Class A*	12,312	993

		5,870

Automotive - 1.1%
Johnson Controls, Inc.	62,300	2,460
Tesla Motors, Inc.*	3,489	838

		3,298

Banking - 4.1%
Bank of America Corp.	187,800	3,161
BB&T Corp.	65,500	2,476
Citigroup, Inc.	57,100	2,955
JPMorgan Chase & Co.	44,300	2,925
SunTrust Banks, Inc.	25,900	1,110

		12,627

Biotechnology & Pharmaceuticals - 13.5%
Alexion Pharmaceuticals, Inc.*	6,520	1,244
Allergan PLC*	15,306	4,783
Baxalta, Inc.	64,300	2,510
Biogen, Inc.*	13,012	3,986
BioMarin Pharmaceutical, Inc.*	1,958	205
Bristol-Myers Squibb Co.	21,866	1,504
Celgene Corp.*	38,489	4,609
Eli Lilly & Co.	39,000	3,286
Gilead Sciences, Inc.	29,239	2,959
Johnson & Johnson	24,300	2,496
Merck & Co., Inc.	96,300	5,087
Novo Nordisk A/S ADR	12,457	723
Pfizer, Inc.	172,865	5,580
Regeneron Pharmaceuticals, Inc.*	1,808	982
Shire PLC ADR	6,167	1,264
Vertex Pharmaceuticals, Inc.*	3,694	465

		41,683

Chemicals - 1.3%
BASF S.E. ADR	9,418	716
E.I. du Pont de Nemours & Co.	37,500	2,498
Monsanto Co.	5,790	570
Sherwin-Williams (The) Co.	1,438	373

		4,157

Consumer Products - 5.7%
Archer-Daniels-Midland Co.	68,300	2,505
ConAgra Foods, Inc.	25,000	1,054
Estee Lauder (The) Cos., Inc., Class A	33,837	2,980
Herbalife Ltd.*	41,876	2,245
Kraft Heinz (The) Co.	33,900	2,467
Mondelez International, Inc., Class A	55,400	2,484
Monster Beverage Corp.*	4,843	721
Philip Morris International, Inc.	29,500	2,593
Tyson Foods, Inc., Class A	13,700	731

		17,780

Electrical Equipment - 0.5%
General Electric Co.	31,450	980
TE Connectivity Ltd.	10,300	665

		1,645

Engineering & Construction Services - 1.8%
Fluor Corp.	15,300	723
KBR, Inc.	279,100	4,722

		5,445

Gaming, Lodging & Restaurants - 1.1%
Marriott International, Inc., Class A	18,504	1,240
McDonald’s Corp.	6,440	761
Starbucks Corp.	25,351	1,522

		3,523

Hardware - 4.2%
Apple, Inc.	59,506	6,264
ARRIS Group, Inc.*	30,800	941
Cisco Systems, Inc.	90,900	2,468
EMC Corp.	116,303	2,987
HP, Inc.	30,300	359

		13,019

Health Care Facilities & Services - 3.4%
Cardinal Health, Inc.	27,800	2,481
Express Scripts Holding Co.*	28,600	2,500
HCA Holdings, Inc.*	43,795	2,962
Quest Diagnostics, Inc.	35,000	2,490

		10,433

Home & Office Products - 0.8%
Lennar Corp., Class B	32,398	1,302

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.4% continued
Home & Office Products - 0.8% continued
Tupperware Brands Corp.	21,500	$1,196

		2,498

Institutional Financial Services - 1.0%
Bank of New York Mellon (The) Corp.	60,700	2,502
Morgan Stanley	20,009	637

		3,139

Insurance - 3.7%
Allstate (The) Corp.	39,900	2,477
American International Group, Inc.	22,100	1,370
CNO Financial Group, Inc.	206,200	3,936
Marsh & McLennan Cos., Inc.	45,000	2,495
Voya Financial, Inc.	29,600	1,093

		11,371

Iron & Steel - 0.5%
Carpenter Technology Corp.	47,700	1,444

Machinery - 0.1%
Flowserve Corp.	8,700	366

Media - 5.9%
Aimia, Inc.	153,200	1,040
Alphabet, Inc., Class A*	2,483	1,932
Alphabet, Inc., Class C*	2,599	1,972
Comcast Corp., Class A	52,500	2,963
Facebook, Inc., Class A*	27,907	2,921
LinkedIn Corp., Class A*	5,226	1,176
Priceline Group (The), Inc.*	885	1,128
Time Warner, Inc.	10,939	708
Walt Disney (The) Co.	41,363	4,346

		18,186

Medical Equipment & Devices - 0.6%
Abbott Laboratories	22,136	994
Illumina, Inc.*	4,864	934

		1,928

Metals & Mining - 0.3%
Alcoa, Inc.	106,700	1,053

Oil, Gas & Coal - 5.3%
BP PLC ADR	25,200	788
Chesapeake Energy Corp.	60,700	273
Chevron Corp.	27,700	2,492
Concho Resources, Inc.*	5,272	489
ConocoPhillips	52,800	2,465
Ensco PLC, Class A	118,000	1,816
EOG Resources, Inc.	3,911	277
Halliburton Co.	73,100	2,488
Marathon Oil Corp.	112,600	1,418
Occidental Petroleum Corp.	37,000	2,502
Royal Dutch Shell PLC, Class A ADR	27,000	1,236
Schlumberger Ltd.	4,087	285

		16,529

Real Estate Investment Trusts - 0.3%
American Tower Corp.	7,847	761

Retail - Consumer Staples - 4.1%
Costco Wholesale Corp.	28,061	4,532
CVS Health Corp.	55,855	5,461
Kroger (The) Co.	31,245	1,307
Wal-Mart Stores, Inc.	20,100	1,232

		12,532

Retail - Discretionary - 7.3%
Alibaba Group Holding Ltd. ADR*	13,162	1,070
Amazon.com, Inc.*	5,081	3,434
eBay, Inc.*	108,672	2,986
Home Depot (The), Inc.	9,763	1,291
Industria de Diseno Textil S.A. ADR	77,206	1,332
JD.com, Inc. ADR*	12,905	416
Lowe’s Cos., Inc.	32,700	2,487
Netflix, Inc.*	14,847	1,698
Nordstrom, Inc.	59,362	2,957
O’Reilly Automotive, Inc.*	4,626	1,172
TJX (The) Cos., Inc.	54,147	3,840

		22,683

Semiconductors - 1.0%
ARM Holdings PLC ADR	13,721	621
Intel Corp.	71,200	2,453

		3,074

Software - 6.3%
Adobe Systems, Inc.*	46,634	4,381
Atlassian Corp. PLC, Class A*	1,188	36
CA, Inc.	195,304	5,578
Microsoft Corp.	65,406	3,629
Oracle Corp.	10,000	365
Palo Alto Networks, Inc.*	1,740	306
Red Hat, Inc.*	13,015	1,078
salesforce.com, Inc.*	18,910	1,483
Splunk, Inc.*	11,247	661

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.4% continued
Software - 6.3% continued
Tencent Holdings Ltd. ADR	66,198	$1,299
Workday, Inc., Class A*	9,388	748

		19,564

Specialty Finance - 4.0%
Ally Financial, Inc.*	68,265	1,272
First Data Corp., Class A*	19,200	308
MasterCard, Inc., Class A	59,727	5,815
PayPal Holdings, Inc.*	81,629	2,955
Visa, Inc., Class A	27,649	2,144

		12,494

Technology Services - 1.2%
Hewlett Packard Enterprise Co.	35,100	533
McGraw Hill Financial, Inc.	7,666	756
Xerox Corp.	235,800	2,507

		3,796

Telecom - 1.9%
AT&T, Inc.	72,200	2,485
Verizon Communications, Inc.	61,278	2,832
Vodafone Group PLC ADR	17,245	556

		5,873

Transportation & Logistics - 1.0%
Euronav N.V.	130,700	1,792
FedEx Corp.	7,700	1,147

		2,939

Utilities - 1.9%
American Electric Power Co., Inc.	5,800	338
Edison International	41,800	2,475
Entergy Corp.	12,800	875
Exelon Corp.	66,300	1,841
NextEra Energy, Inc.	3,000	312

		5,841

Waste & Environment Services & Equipment - 0.8%
Waste Management, Inc.	46,400	2,476

Total Common Stocks (Cost $206,248)		276,745

MASTER LIMITED PARTNERSHIPS - 0.3%
Transportation & Logistics - 0.3%
Golar LNG Partners L.P.	67,296	901

Total Master Limited Partnerships (Cost $1,495)		901

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	1,099,298	1,099

Total Investment Companies (Cost $1,099)		1,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.05%, 3/31/16(2) (3)	$70	$70

Total Short-Term Investments (Cost $70)		70

Total Investments - 90.1% (Cost $208,912)		278,815

Other Assets less Liabilities - 9.9%		30,691

NET ASSETS - 100.0%		$309,506

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	7	$712	Long	3/16	$(4)

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, 2015 (UNAUDITED)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.8%
Consumer Staples	10.9
Energy	6.9
Financials	10.8
Health Care	19.5
Industrials	6.9
Information Technology	22.6
Materials	2.4
Telecommunication Services	2.1
Utilities	2.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Media	$17,146	$1,040	$—	$18,186
All Other Industries(1)	258,559	—	—	258,559

Total Common Stocks	275,705	1,040	—	276,745

Master Limited Partnerships(1)	901	—	—	901
Investment Companies	1,099	—	—	1,099
Short-Term Investments	—	70	—	70

Total Investments	$277,705	$1,110	$—	$278,815

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4)	$—	$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$212,685

Gross tax appreciation of investments	$83,076
Gross tax depreciation of investments	(16,946)

Net tax appreciation of investments	$66,130

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,705	$334,515	$345,121	$1	$1,099

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%
Aerospace & Defense - 0.6%
Harris Corp.	6,800	$591
Huntington Ingalls Industries, Inc.	14,600	1,852
Northrop Grumman Corp.	3,200	604
Triumph Group, Inc.	10,700	425

		3,472

Apparel & Textile Products - 2.7%
Carter’s, Inc.	41,708	3,713
Gildan Activewear, Inc.	116,250	3,304
PVH Corp.	33,900	2,497
Under Armour, Inc., Class A*	61,066	4,922

		14,436

Asset Management - 2.0%
Affiliated Managers Group, Inc.*	18,123	2,895
Ameriprise Financial, Inc.	8,400	894
Ares Capital Corp.	276,825	3,945
Ashford, Inc.*	656	35
SEI Investments Co.	58,125	3,046

		10,815

Automotive - 1.9%
Cooper Tire & Rubber Co.	48,600	1,840
Delphi Automotive PLC	20,575	1,764
Goodyear Tire & Rubber (The) Co.	48,100	1,571
Harman International Industries, Inc.	13,800	1,300
Lear Corp.	12,000	1,474
Tenneco, Inc.*	49,175	2,258

		10,207

Banking - 5.3%
Banco Latinoamericano de Comercio Exterior S.A., Class E	43,400	1,125
East West Bancorp, Inc.	96,286	4,002
Fifth Third Bancorp	126,200	2,537
Huntington Bancshares, Inc.	169,000	1,869
Investors Bancorp, Inc.	337,850	4,203
KeyCorp	179,000	2,361
PacWest Bancorp	93,000	4,008
Regions Financial Corp.	165,700	1,591
Signature Bank*	27,914	4,281
SunTrust Banks, Inc.	56,876	2,436

		28,413

Biotechnology & Pharmaceuticals - 1.5%
Endo International PLC*	54,250	3,321
Lannett Co., Inc.*	11,300	454
Perrigo Co. PLC	23,785	3,442
United Therapeutics Corp.*	5,800	908

		8,125

Chemicals - 1.8%
Avery Dennison Corp.	33,900	2,124
Cabot Corp.	29,200	1,194
Celanese Corp., Series A	20,400	1,373
CF Industries Holdings, Inc.	31,000	1,265
Eastman Chemical Co.	16,800	1,134
Huntsman Corp.	127,100	1,445
Mosaic (The) Co.	42,900	1,184

		9,719

Commercial Services - 1.7%
ADT (The) Corp.	24,100	795
KAR Auction Services, Inc.	56,200	2,081
R.R. Donnelley & Sons Co.	94,600	1,392
ServiceMaster Global Holdings, Inc.*	80,400	3,155
TriNet Group, Inc.*	76,775	1,486
Vectrus, Inc.*	4,427	92

		9,001

Consumer Products - 4.2%
Archer-Daniels-Midland Co.	38,800	1,423
Church & Dwight Co., Inc.	51,138	4,341
Fresh Del Monte Produce, Inc.	11,500	447
Hain Celestial Group (The), Inc.*	79,419	3,208
Jarden Corp.*	93,000	5,312
JM Smucker (The) Co.	24,802	3,059
Spectrum Brands Holdings, Inc.	26,650	2,713
Tyson Foods, Inc., Class A	42,600	2,272

		22,775

Consumer Services - 0.8%
Grand Canyon Education, Inc.*	109,475	4,392

Containers & Packaging - 2.0%
Crown Holdings, Inc.*	79,925	4,052
Owens-Illinois, Inc.*	38,300	667
Packaging Corp. of America	52,000	3,279
WestRock Co.	61,305	2,797

		10,795

Distributors - Discretionary - 1.7%
Fastenal Co.	58,931	2,406
Ingram Micro, Inc., Class A	36,900	1,121
LKQ Corp.*	146,549	4,342

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Distributors - Discretionary - 1.7% continued
Tech Data Corp.*	17,300	$1,148

		9,017

Electrical Equipment - 1.9%
Acuity Brands, Inc.	10,067	2,354
Amphenol Corp., Class A	83,519	4,362
Roper Technologies, Inc.	17,495	3,320

		10,036

Engineering & Construction Services - 0.4%
Fluor Corp.	23,400	1,105
Tutor Perini Corp.*	46,800	783

		1,888

Gaming, Lodging & Restaurants - 1.2%
Brinker International, Inc.	22,300	1,069
Chipotle Mexican Grill, Inc.*	5,443	2,612
Panera Bread Co., Class A*	13,974	2,722

		6,403

Hardware - 2.4%
Brocade Communications Systems, Inc.	164,000	1,506
CommScope Holding Co., Inc.*	96,150	2,489
Corning, Inc.	108,700	1,987
Lexmark International, Inc., Class A	43,100	1,399
NCR Corp.*	133,900	3,275
Seagate Technology PLC	30,100	1,103
Western Digital Corp.	21,700	1,303

		13,062

Health Care Facilities & Services - 3.8%
Aetna, Inc.	7,800	843
Amsurg Corp.*	43,350	3,295
Cigna Corp.	12,900	1,888
Community Health Systems, Inc.*	136,125	3,611
HCA Holdings, Inc.*	58,125	3,931
Kindred Healthcare, Inc.	34,000	405
Owens & Minor, Inc.	32,800	1,180
PAREXEL International Corp.*	50,670	3,452
Quest Diagnostics, Inc.	19,200	1,366
Select Medical Holdings Corp.	51,400	612

		20,583

Home & Office Products - 1.2%
Lennar Corp., Class A	50,125	2,452
Snap-on, Inc.	15,750	2,700
Whirlpool Corp.	10,500	1,542

		6,694

Industrial Services - 0.8%
HD Supply Holdings, Inc.*	107,300	3,222
United Rentals, Inc.*	18,650	1,353

		4,575

Institutional Financial Services - 2.2%
Intercontinental Exchange, Inc.	16,028	4,107
Nasdaq, Inc.	62,000	3,607
Raymond James Financial, Inc.	68,067	3,946

		11,660

Insurance - 5.0%
Aflac, Inc.	13,700	821
Allstate (The) Corp.	32,900	2,043
American Financial Group, Inc.	18,800	1,355
Arthur J. Gallagher & Co.	97,125	3,976
Aspen Insurance Holdings Ltd.	15,500	749
Assurant, Inc.	15,400	1,240
Endurance Specialty Holdings Ltd.	28,100	1,798
Everest Re Group Ltd.	13,900	2,545
Hartford Financial Services Group (The), Inc.	40,200	1,747
Lincoln National Corp.	50,900	2,558
Principal Financial Group, Inc.	23,900	1,075
Reinsurance Group of America, Inc.	38,025	3,253
Unum Group	61,400	2,044
Validus Holdings Ltd.	32,200	1,491

		26,695

Iron & Steel - 1.0%
Carpenter Technology Corp.	65,150	1,972
Reliance Steel & Aluminum Co.	58,200	3,370

		5,342

Leisure Products - 0.4%
Polaris Industries, Inc.	25,749	2,213

Machinery - 3.0%
AGCO Corp.	51,400	2,333
Briggs & Stratton Corp.	31,100	538
Crane Co.	24,300	1,163
Hyster-Yale Materials Handling, Inc.	15,858	832
IDEX Corp.	41,231	3,159
Middleby (The) Corp.*	43,436	4,685
Milacron Holdings Corp.*	178,250	2,230

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Machinery - 3.0% continued
Oshkosh Corp.	35,100	$1,370

		16,310

Media - 0.4%
Gannett Co., Inc.	12,050	196
TEGNA, Inc.	24,100	615
Viacom, Inc., Class B	35,100	1,445

		2,256

Medical Equipment & Devices - 5.5%
Align Technology, Inc.*	51,275	3,376
C.R. Bard, Inc.	20,612	3,905
Catalent, Inc.*	133,925	3,352
Cooper (The) Cos., Inc.	19,937	2,676
IDEXX Laboratories, Inc.*	29,158	2,126
Sirona Dental Systems, Inc.*	35,756	3,918
STERIS PLC	39,518	2,977
Varian Medical Systems, Inc.*	35,121	2,838
VWR Corp.*	151,375	4,285

		29,453

Metals & Mining - 0.6%
Constellium N.V., Class A*	387,750	2,986

Oil, Gas & Coal - 1.8%
Bristow Group, Inc.	21,100	546
Concho Resources, Inc.*	17,700	1,644
Gulfport Energy Corp.*	35,850	881
Hess Corp.	11,200	543
Marathon Petroleum Corp.	35,300	1,830
Oceaneering International, Inc.	18,100	679
Tesoro Corp.	17,800	1,876
Valero Energy Corp.	26,600	1,881

		9,880

Passenger Transportation - 0.3%
Alaska Air Group, Inc.	18,400	1,481

Real Estate - 0.0%
RMR Group (The), Inc., Class A*	1,697	24

Real Estate Investment Trusts - 3.7%
Agree Realty Corp.	10,000	340
Annaly Capital Management, Inc.	137,500	1,290
Ashford Hospitality Prime, Inc.	11,766	171
Ashford Hospitality Trust, Inc.	91,900	580
Brandywine Realty Trust	132,400	1,808
Capstead Mortgage Corp.	83,900	733
DuPont Fabros Technology, Inc.	21,200	674
Franklin Street Properties Corp.	102,300	1,059
Government Properties Income Trust	52,000	825
Hospitality Properties Trust	68,400	1,789
Lexington Realty Trust	186,700	1,494
MFA Financial, Inc.	125,300	827
New Residential Investment Corp.	219,425	2,668
Omega Healthcare Investors, Inc.	43,400	1,518
PennyMac Mortgage Investment Trust	46,700	713
Piedmont Office Realty Trust, Inc., Class A	52,900	999
Rouse Properties, Inc.	38,200	556
Sunstone Hotel Investors, Inc.	73,062	912
VEREIT, Inc.	102,600	812

		19,768

Retail - Consumer Staples - 0.8%
Kroger (The) Co.	15,400	644
Rite Aid Corp.*	369,575	2,898
SUPERVALU, Inc.*	81,300	551

		4,093

Retail - Discretionary - 6.3%
Beacon Roofing Supply, Inc.*	40,742	1,678
Copart, Inc.*	65,216	2,479
Dillard’s, Inc., Class A	14,500	953
Finish Line (The), Inc., Class A	29,300	530
GameStop Corp., Class A	34,700	973
Group 1 Automotive, Inc.	10,800	817
Hertz Global Holdings, Inc.*	150,650	2,144
HSN, Inc.	52,325	2,651
Kohl’s Corp.	46,100	2,196
Macy’s, Inc.	40,800	1,427
Men’s Wearhouse (The), Inc.	73,375	1,077
O’Reilly Automotive, Inc.*	21,429	5,430
Signet Jewelers Ltd.	19,125	2,366
Tiffany & Co.	30,792	2,349
Tractor Supply Co.	62,675	5,359
Williams-Sonoma, Inc.	29,075	1,698

		34,127

Semiconductors - 1.5%
Avago Technologies Ltd.	14,775	2,145
Micron Technology, Inc.*	132,975	1,883
Skyworks Solutions, Inc.	32,950	2,531
Teradyne, Inc.	34,833	720
Vishay Intertechnology, Inc.	76,700	924

		8,203

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Software - 5.8%
ANSYS, Inc.*	38,715	$3,581
CA, Inc.	42,000	1,200
Cerner Corp.*	64,032	3,853
Check Point Software Technologies Ltd.*	15,250	1,241
Intuit, Inc.	42,734	4,124
Manhattan Associates, Inc.*	68,764	4,550
Red Hat, Inc.*	52,070	4,312
Symantec Corp.	29,800	626
Tyler Technologies, Inc.*	29,982	5,226
Ultimate Software Group (The), Inc.*	13,564	2,652

		31,365

Specialty Finance - 5.6%
Aircastle Ltd.	47,200	986
CIT Group, Inc.	31,100	1,235
Discover Financial Services	20,000	1,072
Fidelity National Information Services, Inc.	48,675	2,950
First American Financial Corp.	92,025	3,304
First Data Corp., Class A*	261,575	4,190
Fiserv, Inc.*	84,196	7,701
Global Payments, Inc.	38,025	2,453
Synchrony Financial*	141,925	4,316
Total System Services, Inc.	33,900	1,688

		29,895

Technology Services - 6.3%
Broadridge Financial Solutions, Inc.	89,063	4,785
CACI International, Inc., Class A*	26,150	2,426
Cognizant Technology Solutions Corp., Class A*	67,817	4,070
Convergys Corp.	72,300	1,800
CoStar Group, Inc.*	14,426	2,982
Gartner, Inc.*	43,818	3,974
IHS, Inc., Class A*	18,951	2,244
MAXIMUS, Inc.	29,827	1,678
Sabre Corp.	117,225	3,279
Sykes Enterprises, Inc.*	20,400	628
Verisk Analytics, Inc.*	52,715	4,053
Xerox Corp.	204,200	2,171

		34,090

Telecom - 0.7%
j2 Global, Inc.	26,161	2,153
RingCentral, Inc., Class A*	70,000	1,651

		3,804

Transportation & Logistics - 0.8%
Genesee & Wyoming, Inc., Class A*	31,946	1,715
JB Hunt Transport Services, Inc.	34,689	2,545

		4,260

Transportation Equipment - 1.3%
Cummins, Inc.	13,400	1,180
Wabash National Corp.*	48,800	577
WABCO Holdings, Inc.*	24,225	2,477
Wabtec Corp.	40,988	2,915

		7,149

Utilities - 2.6%
Ameren Corp.	41,400	1,790
American Electric Power Co., Inc.	31,100	1,812
Edison International	35,200	2,084
Entergy Corp.	39,600	2,707
FirstEnergy Corp.	36,500	1,158
PPL Corp.	27,600	942
Public Service Enterprise Group, Inc.	74,500	2,883
SCANA Corp.	9,900	599

		13,975

Waste & Environment Services & Equipment - 0.5%
Stericycle, Inc.*	22,209	2,678

Total Common Stocks (Cost $396,416)		506,115

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	9,667,746	9,668

Total Investment Companies (Cost $9,668)		9,668

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 3/31/16(2) (3)	$910	$910

Total Short-Term Investments (Cost $910)		910

Total Investments - 96.0% (Cost $406,994)		516,693

Other Assets less Liabilities - 4.0%		21,513

NET ASSETS - 100.0%		$538,206

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	31	$4,320	Long	3/16	$(36)

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	16.7%
Consumer Staples	4.3
Energy	1.9
Financials	21.2
Health Care	12.2
Industrials	14.1
Information Technology	21.1
Materials	5.7
Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$506,115	$—	$—	$506,115
Investment Companies	9,668	—	—	9,668
Short-Term Investments	—	910	—	910

Total Investments	$515,783	$910	$—	$516,693

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts	$(36)	$—	$—	$(36)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$410,941

Gross tax appreciation of investments	$130,015
Gross tax depreciation of investments	(24,263)

Net tax appreciation of investments	$105,752

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$23,147	$344,495	$357,974	$1	$9,668

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.8%
Aerospace & Defense - 0.5%
HEICO Corp.	6,576	$357
Teledyne Technologies, Inc.*	4,453	395

		752

Apparel & Textile Products - 0.4%
Tumi Holdings, Inc.*	31,980	532

Asset Management - 1.2%
Financial Engines, Inc.	14,559	490
Golub Capital BDC, Inc.	11,400	189
Hercules Technology Growth Capital, Inc.	15,147	185
Oppenheimer Holdings, Inc., Class A	15,600	271
Real Industry, Inc.*	69,319	557

		1,692

Automotive - 3.7%
Dorman Products, Inc.*	24,918	1,183
Gentex Corp.	35,591	570
Gentherm, Inc.*	22,640	1,073
Miller Industries, Inc.	23,392	510
Motorcar Parts of America, Inc.*	40,720	1,377
TriMas Corp.*	15,575	290

		5,003

Banking - 7.0%
Associated Banc-Corp	15,800	296
BofI Holding, Inc.*	27,988	589
Cardinal Financial Corp.	10,700	243
Columbia Banking System, Inc.	12,848	418
Community Bank System, Inc.	2,540	101
First BanCorp*	55,700	181
First Horizon National Corp.	70,065	1,017
First Midwest Bancorp, Inc.	12,990	239
First NBC Bank Holding Co.*	7,800	292
First Niagara Financial Group, Inc.	97,100	1,054
FirstMerit Corp.	18,280	341
FNB Corp.	15,865	212
Hancock Holding Co.	7,235	182
IBERIABANK Corp.	6,310	348
Investors Bancorp, Inc.	15,100	188
MB Financial, Inc.	8,500	275
Northwest Bancshares, Inc.	18,005	241
PacWest Bancorp	14,885	642
Popular, Inc.	21,900	621
United Community Banks, Inc.	15,825	308
United Financial Bancorp, Inc.	18,840	243
Valley National Bancorp	47,130	464
Washington Federal, Inc.	6,600	157
Webster Financial Corp.	8,255	307
Westamerica Bancorporation	6,457	302
Wintrust Financial Corp.	4,809	233

		9,494

Biotechnology & Pharmaceuticals - 3.0%
Aceto Corp.	8,160	220
Akorn, Inc.*	34,550	1,289
Ligand Pharmaceuticals, Inc.*	14,385	1,560
Phibro Animal Health Corp., Class A	9,230	278
Taro Pharmaceutical Industries Ltd.*	2,200	340
Teligent, Inc.*	51,050	454

		4,141

Chemicals - 1.0%
American Vanguard Corp.	24,500	343
Balchem Corp.	13,942	848
Ferro Corp.*	10,000	111

		1,302

Commercial Services - 4.3%
ABM Industries, Inc.	7,420	211
Advisory Board (The) Co.*	37,133	1,842
Brink’s (The) Co.	5,300	153
CBIZ, Inc.*	40,987	404
G&K Services, Inc., Class A	3,390	213
Healthcare Services Group, Inc.	45,409	1,583
Heidrick & Struggles International, Inc.	5,200	142
Hudson Global, Inc.*	109,055	319
KAR Auction Services, Inc.	18,207	674
Rollins, Inc.	13,702	355

		5,896

Construction Materials - 0.2%
Louisiana-Pacific Corp.*	15,100	272

Consumer Products - 0.6%
Dean Foods Co.	47,690	818

Consumer Services - 0.6%
Grand Canyon Education, Inc.*	20,746	832

Containers & Packaging - 0.7%
KapStone Paper and Packaging Corp.	18,005	407
Silgan Holdings, Inc.	10,102	542

		949

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.8% continued
Design, Manufacturing & Distribution - 0.3%
CTS Corp.	20,172	$356

Distributors - Consumer Staples - 0.6%
Calavo Growers, Inc.	7,385	362
United Natural Foods, Inc.*	10,109	398

		760

Distributors - Discretionary - 0.4%
LKQ Corp.*	20,545	609

Electrical Equipment - 1.9%
Babcock & Wilcox Enterprises, Inc.*	19,200	401
Belden, Inc.	3,990	190
BWX Technologies, Inc.	23,900	759
National Instruments Corp.	33,839	971
Watts Water Technologies, Inc., Class A	6,860	341

		2,662

Engineering & Construction Services - 0.8%
KBR, Inc.	35,400	599
Tutor Perini Corp.*	32,400	542

		1,141

Gaming, Lodging & Restaurants - 1.8%
Bloomin’ Brands, Inc.	16,885	285
Buffalo Wild Wings, Inc.*	5,330	851
Cheesecake Factory (The), Inc.	7,685	354
Del Frisco’s Restaurant Group, Inc.*	19,500	313
Golden Entertainment, Inc.*	5,700	58
Krispy Kreme Doughnuts, Inc.*	18,190	274
Noodles & Co.*	15,044	146
Ruby Tuesday, Inc.*	35,000	193

		2,474

Hardware - 3.0%
ARRIS Group, Inc.*	28,800	880
CalAmp Corp.*	48,775	972
Extreme Networks, Inc.*	101,500	414
InterDigital, Inc.	12,000	589
Plantronics, Inc.	4,835	229
QLogic Corp.*	50,400	615
Stratasys Ltd.*	15,824	372

		4,071

Health Care Facilities & Services - 4.5%
AAC Holdings, Inc.*	16,160	308
Air Methods Corp.*	5,400	226
Chemed Corp.	4,745	711
Diplomat Pharmacy, Inc.*	7,213	247
ExamWorks Group, Inc.*	15,478	412
Hanger, Inc.*	62,500	1,028
ICON PLC*	11,457	890
LifePoint Health, Inc.*	12,900	947
NeoGenomics, Inc.*	49,941	393
Nobilis Health Corp.*	77,240	218
Providence Service (The) Corp.*	7,300	343
WellCare Health Plans, Inc.*	4,800	375

		6,098

Home & Office Products - 2.0%
M/I Homes, Inc.*	12,700	278
Masonite International Corp.*	15,600	955
Steelcase, Inc., Class A	24,390	364
TRI Pointe Group, Inc.*	31,100	394
Tupperware Brands Corp.	6,580	366
William Lyon Homes, Class A*	22,300	368

		2,725

Industrial Services - 0.8%
Kaman Corp.	12,134	495
Ritchie Bros. Auctioneers, Inc.	23,530	568

		1,063

Institutional Financial Services - 0.8%
BGC Partners, Inc., Class A	66,300	650
Greenhill & Co., Inc.	13,825	396

		1,046

Insurance - 2.9%
Argo Group International Holdings Ltd.	4,710	282
CNO Financial Group, Inc.	11,035	211
Endurance Specialty Holdings Ltd.	4,360	279
Enstar Group Ltd.*	4,000	600
Global Indemnity PLC*	21,823	633
Hanover Insurance Group (The), Inc.	2,575	209
Horace Mann Educators Corp.	38,900	1,291
National Western Life Group, Inc., Class A	800	202
Primerica, Inc.	4,830	228

		3,935

Leisure Products - 0.2%
Thor Industries, Inc.	4,915	276

Machinery - 0.7%
CIRCOR International, Inc.	4,000	169
Curtiss-Wright Corp.	3,155	216
Hyster-Yale Materials Handling, Inc.	4,885	256

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.8% continued
Machinery - 0.7% continued
Regal Beloit Corp.	4,550	$266

		907

Manufactured Goods - 1.7%
EnPro Industries, Inc.	17,300	758
Proto Labs, Inc.*	21,883	1,394
Timken (The) Co.	7,144	204

		2,356

Media - 1.9%
Boingo Wireless, Inc.*	14,210	94
HealthStream, Inc.*	15,820	348
IAC/InterActiveCorp	4,730	284
MDC Partners, Inc., Class A	26,011	565
National CineMedia, Inc.	9,200	145
Shutterfly, Inc.*	21,820	972
TechTarget, Inc.*	20,685	166

		2,574

Medical Equipment & Devices - 4.0%
Abaxis, Inc.	6,055	337
Bio-Techne Corp.	21,956	1,976
Cepheid, Inc.*	18,981	693
Globus Medical, Inc., Class A*	6,720	187
Invacare Corp.	14,600	254
MiMedx Group, Inc.*	44,208	414
Neogen Corp.*	10,754	608
Novadaq Technologies, Inc.*	16,779	214
West Pharmaceutical Services, Inc.	6,140	370
Zeltiq Aesthetics, Inc.*	12,371	353

		5,406

Metals & Mining - 0.8%
Century Aluminum Co.*	54,400	241
Compass Minerals International, Inc.	9,248	696
Harsco Corp.	9,800	77
Noranda Aluminum Holding Corp.	23,515	8
US Antimony Corp.*	77,571	22

		1,044

Oil, Gas & Coal - 1.7%
Cairn Energy PLC ADR*	43,200	200
Cobalt International Energy, Inc.*	35,400	191
Diamondback Energy, Inc.*	3,200	214
Energen Corp.	6,580	270
Kosmos Energy Ltd.*	45,000	234
McDermott International, Inc.*	38,300	128
Patterson-UTI Energy, Inc.	14,845	224
SM Energy Co.	16,240	319
World Fuel Services Corp.	13,226	509

		2,289

Real Estate - 0.4%
Howard Hughes (The) Corp.*	5,030	569

Real Estate Investment Trusts - 3.9%
CBL & Associates Properties, Inc.	24,025	297
Corporate Office Properties Trust	14,845	324
CyrusOne, Inc.	6,605	247
DuPont Fabros Technology, Inc.	8,325	265
Education Realty Trust, Inc.	8,753	331
EPR Properties	4,340	254
GEO Group (The), Inc.	42,235	1,221
Gramercy Property Trust	45,026	348
Granite Real Estate Investment Trust	9,800	269
Hersha Hospitality Trust	15,175	330
Mack-Cali Realty Corp.	9,930	232
Medical Properties Trust, Inc.	37,300	429
National Storage Affiliates Trust	21,900	375
Starwood Property Trust, Inc.	9,430	194
Starwood Waypoint Residential Trust*	11,426	259

		5,375

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	10,725	257
Six Flags Entertainment Corp.	11,062	608

		865

Renewable Energy - 0.2%
Green Plains, Inc.	10,115	232

Retail - Consumer Staples - 1.6%
Big Lots, Inc.	10,855	419
Five Below, Inc.*	37,545	1,205
Fresh Market (The), Inc.*	21,990	515
Natural Grocers by Vitamin Cottage, Inc.*	4,870	99

		2,238

Retail - Discretionary - 4.0%
Abercrombie & Fitch Co., Class A	20,752	560
Beacon Roofing Supply, Inc.*	19,332	796
Caleres, Inc.	12,345	331
Duluth Holdings, Inc.*	24,860	363
Guess?, Inc.	10,575	200
Monro Muffler Brake, Inc.	10,090	668

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.8% continued
Retail - Discretionary - 4.0% continued
Office Depot, Inc.*	37,300	$210
Rush Enterprises, Inc., Class A*	51,700	1,132
Sonic Automotive, Inc., Class A	36,100	822
Tile Shop Holdings, Inc.*	23,206	380

		5,462

Semiconductors - 2.9%
Cabot Microelectronics Corp.*	10,383	455
Cavium, Inc.*	5,016	330
Diodes, Inc.*	21,300	489
M/A-COM Technology Solutions Holdings, Inc.*	29,150	1,192
ON Semiconductor Corp.*	40,300	395
Power Integrations, Inc.	8,050	391
Synaptics, Inc.*	8,918	716

		3,968

Software - 8.7%
ACI Worldwide, Inc.*	22,780	487
athenahealth, Inc.*	4,817	775
Callidus Software, Inc.*	49,651	922
ChannelAdvisor Corp.*	10,581	147
Cvent, Inc.*	13,413	468
Digi International, Inc.*	22,645	258
Envestnet, Inc.*	23,113	690
Fleetmatics Group PLC*	6,395	325
InnerWorkings, Inc.*	22,315	167
Inovalon Holdings, Inc., Class A*	20,510	349
Mentor Graphics Corp.	15,865	292
Monotype Imaging Holdings, Inc.	7,900	187
NICE-Systems Ltd. ADR	4,270	245
PDF Solutions, Inc.*	46,100	500
Pegasystems, Inc.	19,064	524
PROS Holdings, Inc.*	18,888	435
SciQuest, Inc.*	22,673	294
SolarWinds, Inc.*	17,440	1,027
SPS Commerce, Inc.*	9,338	656
Tyler Technologies, Inc.*	3,764	656
Ultimate Software Group (The), Inc.*	7,596	1,485
Verint Systems, Inc.*	10,836	440
Xura, Inc.*	19,730	485

		11,814

Specialty Finance - 2.2%
Cash America International, Inc.	20,375	610
Cass Information Systems, Inc.	6,428	331
Ellie Mae, Inc.*	13,318	802
PHH Corp.*	20,500	332
PRA Group, Inc.*	26,187	909

		2,984

Technology Services - 7.0%
Bottomline Technologies de, Inc.*	31,360	932
comScore, Inc.*	23,949	986
Convergys Corp.	13,560	338
CoStar Group, Inc.*	9,224	1,907
Cubic Corp.	10,122	478
EPAM Systems, Inc.*	12,629	993
ManTech International Corp., Class A	12,525	379
MAXIMUS, Inc.	32,020	1,801
Virtusa Corp.*	18,268	755
WageWorks, Inc.*	20,640	936

		9,505

Telecom - 0.7%
8x8, Inc.*	49,571	568
j2 Global, Inc.	5,150	424

		992

Transportation & Logistics - 2.8%
Echo Global Logistics, Inc.*	48,346	986
Forward Air Corp.	5,590	240
Genesee & Wyoming, Inc., Class A*	2,300	123
Matson, Inc.	18,700	797
Mobile Mini, Inc.	9,750	304
Roadrunner Transportation Systems, Inc.*	47,177	445
Stamps.com, Inc.*	7,112	780
XPO Logistics, Inc.*	5,000	136

		3,811

Transportation Equipment - 0.3%
Meritor, Inc.*	31,400	262
Navistar International Corp.*	18,100	160

		422

Utilities - 2.4%
California Water Service Group	6,461	150
El Paso Electric Co.	6,070	234
Great Plains Energy, Inc.	54,200	1,480
Laclede Group (The), Inc.	3,765	224
NRG Energy, Inc.	25,723	303
Portland General Electric Co.	17,380	632

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.8% continued
Utilities - 2.4% continued
WGL Holdings, Inc.	3,715	$234

		3,257

Waste & Environment Services & Equipment - 0.1%
Tetra Tech, Inc.	8,070	210

Total Common Stocks (Cost $107,489)		125,179

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	4,702,396	4,702

Total Investment Companies (Cost $4,702)		4,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.17%, 3/31/16(2) (3)	$25	$25

Total Short-Term Investments (Cost $25)		25

Total Investments - 95.2% (Cost $112,216)		129,906

Other Assets less Liabilities - 4.8%		6,490

NET ASSETS - 100.0%		$136,396

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged related to the Fund’s investment in futures contracts during the period. As of December 31, 2015, the Fund did not hold any open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	1.8
Energy	2.0
Financials	18.7
Health Care	13.7
Industrials	18.4
Information Technology	24.7
Materials	3.2
Telecommunication Services	0.5
Utilities	2.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$125,179	$—	$—	$125,179
Investment Companies	4,702	—	—	4,702
Short-Term Investments	—	25	—	25

Total Investments	$129,881	$25	$—	$129,906

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2015 (UNAUDITED)

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$114,425

Gross tax appreciation of investments	$23,586
Gross tax depreciation of investments	(8,105)

Net tax appreciation of investments	$15,481

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,797	$173,848	$180,943	$1	$4,702

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

CORPORATE BONDS - 0.8%
United States - 0.8%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
6.13%, 5/17/28 (IDR)(2)	$9,550,000	$546

Total Corporate Bonds (Cost $671)		546

FOREIGN ISSUER BONDS - 88.3%
Angola - 0.6%
Angolan Government International Bond,
9.50%, 11/12/25	435	405

Argentina - 3.8%
Argentina Bonar Bonds,
7.00%, 4/17/17	233	236
8.75%, 5/7/24	91	97
Argentine Republic Government International Bond,
8.75%, 6/2/17(3)	532	609
8.28%, 12/31/33(3)	552	632
6.06%, 12/15/35 (EUR)(3) (4)	145	15
6.27%, 12/15/35 (USD)(3) (4)	1,500	152
2.50%, 12/31/38(3)	1,067	667
YPF S.A.,
8.88%, 12/19/18	30	30
8.75%, 4/4/24	20	19

		2,457

Azerbaijan - 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	425	399
State Oil Co. of the Azerbaijan Republic,
4.75%, 3/13/23	200	170

		569

Belize - 0.1%
Belize Government International Bond,
5.00%, 2/20/38	130	94

Brazil - 7.4%
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/17 (BRL)(5)	960	210
0.00%, 1/1/19 (BRL)(5)	6,780	1,083
0.00%, 7/1/19 (BRL)(5)	425	63
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 8/15/50 (BRL)	180	107
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/17 (BRL)	5,843	1,402
10.00%, 1/1/21 (BRL)	4,217	847
Brazilian Government International Bond,
4.88%, 1/22/21	200	185
2.63%, 1/5/23	410	312
4.25%, 1/7/25	20	16
8.25%, 1/20/34	242	233
7.13%, 1/20/37	100	86
5.63%, 1/7/41	205	149
5.00%, 1/27/45	200	135

		4,828

Cayman Islands - 0.3%
BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21(2)	33	26
EP PetroEcuador via Noble Sovereign Funding I Ltd.,
6.22%, 9/24/19	217	178

		204

Chile - 0.0%
Chile Government International Bond,
5.50%, 8/5/20 (CLP)	15,000	22

Colombia - 3.1%
Colombia Government International Bond,
4.38%, 7/12/21	75	75
2.63%, 3/15/23	200	176
4.00%, 2/26/24	275	262
9.85%, 6/28/27 (COP)	827,000	298
7.38%, 9/18/37	105	116
Colombian TES,
10.00%, 7/24/24 (COP)	717,400	250
6.00%, 4/28/28 (COP)	2,816,500	699
Ecopetrol S.A.,
5.38%, 6/26/26	187	159

		2,035

Costa Rica - 0.3%
Costa Rica Government International Bond,
4.25%, 1/26/23	85	74
7.00%, 4/4/44	175	146

		220

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 88.3% continued
Croatia - 2.6%
Croatia Government International Bond,
6.75%, 11/5/19	$300	$322
6.63%, 7/14/20	100	107
6.38%, 3/24/21	245	261
5.50%, 4/4/23	450	458
6.00%, 1/26/24	535	558

		1,706

Dominican Republic - 2.2%
Dominican Republic International Bond,
5.88%, 4/18/24	250	250
5.50%, 1/27/25	405	391
7.45%, 4/30/44	560	564
6.85%, 1/27/45	240	227

		1,432

Ecuador - 0.5%
Ecuador Government International Bond,
10.50%, 3/24/20(2)	375	304

Egypt - 0.3%
Egypt Government International Bond,
5.75%, 4/29/20	100	97
5.88%, 6/11/25(2)	125	109

		206

El Salvador - 0.3%
El Salvador Government International Bond,
6.38%, 1/18/27(2)	100	84
7.65%, 6/15/35	165	141

		225

Georgia - 0.3%
Georgia Government International Bond,
6.88%, 4/12/21	200	208

Ghana - 0.9%
Ghana Government International Bond,
7.88%, 8/7/23	200	159
10.75%, 10/14/30	410	417

		576

Guatemala - 0.1%
Guatemala Government Bond,
5.75%, 6/6/22	40	42
4.88%, 2/13/28	35	33

		75

Hungary - 3.7%
Hungary Government Bond,
6.50%, 6/24/19 (HUF)	86,740	339
7.00%, 6/24/22 (HUF)	22,280	95
3.00%, 6/26/24 (HUF)	29,920	100
5.50%, 6/24/25 (HUF)	188,080	761
Hungary Government International Bond,
6.25%, 1/29/20	25	28
6.38%, 3/29/21	20	23
5.38%, 2/21/23	220	240
5.75%, 11/22/23	520	582
5.38%, 3/25/24	148	162
7.63%, 3/29/41	54	73

		2,403

Indonesia - 6.5%
Indonesia Government International Bond,
5.88%, 3/13/20	135	147
4.88%, 5/5/21	100	104
5.88%, 1/15/24	175	188
4.13%, 1/15/25(2)	170	163
4.75%, 1/8/26(2)	200	198
7.75%, 1/17/38	55	64
5.13%, 1/15/45	200	181
5.95%, 1/8/46(2)	280	277
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	5,126,000	362
5.63%, 5/15/23 (IDR)	664,000	40
8.38%, 3/15/24 (IDR)	12,603,000	891
11.00%, 9/15/25 (IDR)	327,000	27
8.38%, 9/15/26 (IDR)	6,036,000	425
9.00%, 3/15/29 (IDR)	10,954,000	795
8.38%, 3/15/34 (IDR)	1,321,000	90
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25(2)	280	267

		4,219

Iraq - 0.2%
Iraq International Bond,
5.80%, 1/15/28	225	151

Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	100	101

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 88.3% continued
Ivory Coast - 2.2%
Ivory Coast Government International Bond,
6.38%, 3/3/28	$560	$513
5.75%, 12/31/32	1,065	952

		1,465

Jamaica - 0.6%
Jamaica Government International Bond,
8.00%, 6/24/19	20	22
6.75%, 4/28/28	366	363

		385

Jordan - 0.2%
Jordan Government International Bond,
6.13%, 1/29/26(2)	110	112

Kazakhstan - 1.2%
Kazakhstan Government International Bond,
3.88%, 10/14/24(2)	375	351
5.13%, 7/21/25	200	198
KazMunayGas National Co. JSC,
9.13%, 7/2/18	225	248

		797

Lithuania - 0.6%
Lithuania Government International Bond,
7.38%, 2/11/20	105	124
6.63%, 2/1/22	200	240

		364

Malaysia - 3.5%
Malaysia Government Bond,
3.65%, 10/31/19 (MYR)	1,830	430
4.05%, 9/30/21 (MYR)	1,920	450
3.80%, 9/30/22 (MYR)	2,640	605
3.96%, 9/15/25 (MYR)	2,225	509
Petronas Capital Ltd.,
3.50%, 3/18/25	275	264

		2,258

Mexico - 8.1%
Mexican Bonos,
5.00%, 12/11/19 (MXN)	17,482	1,005
6.50%, 6/10/21 (MXN)	8,900	536
8.00%, 12/7/23 (MXN)	4,450	289
10.00%, 12/5/24 (MXN)	10,460	766
7.50%, 6/3/27 (MXN)	2,900	183
7.75%, 5/29/31 (MXN)	2,450	156
10.00%, 11/20/36 (MXN)	1,410	110
8.50%, 11/18/38 (MXN)	3,700	253
7.75%, 11/13/42 (MXN)(6)	2	—
Mexican Udibonos,
4.00%, 11/15/40 (MXN)	536	169
Mexico Government International Bond,
5.63%, 1/15/17	55	57
4.00%, 10/2/23	524	531
6.75%, 9/27/34	65	78
6.05%, 1/11/40	202	221
4.75%, 3/8/44	84	77
5.55%, 1/21/45	180	184
4.60%, 1/23/46	165	146
Petroleos Mexicanos,
3.50%, 7/18/18	75	74
8.00%, 5/3/19	145	160
6.63%, 6/15/35	70	63
5.50%, 6/27/44(2)	252	190
6.38%, 1/23/45	45	38

		5,286

Namibia - 0.3%
Namibia International Bonds,
5.25%, 10/29/25(2)	210	195

Netherlands - 0.5%
Petrobras Global Finance B.V.,
5.38%, 1/27/21	453	337

Pakistan - 0.7%
Pakistan Government International Bond,
8.25%, 4/15/24(2)	50	51
8.25%, 9/30/25(2)	400	408

		459

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 88.3% continued
Panama - 1.1%
Panama Government International Bond,
4.00%, 9/22/24	$160	$160
3.75%, 3/16/25	100	98
7.13%, 1/29/26	100	124
8.88%, 9/30/27	85	118
6.70%, 1/26/36	195	232

		732

Paraguay - 0.9%
Republic of Paraguay,
4.63%, 1/25/23	505	490
6.10%, 8/11/44(2)	110	105

		595

Peru - 1.3%
Corp. Financiera de Desarrollo S.A.,
4.75%, 7/15/25	200	197
Peruvian Government International Bond,
7.35%, 7/21/25	80	100
4.13%, 8/25/27	140	137
6.95%, 8/12/31 (PEN)	543	149
6.90%, 8/12/37 (PEN)	610	162
5.63%, 11/18/50	100	102

		847

Philippines - 0.1%
Philippine Government Bond,
3.63%, 9/9/25 (PHP)	4,000	82

Poland - 4.6%
Poland Government Bond,
5.50%, 10/25/19 (PLN)	2,080	598
1.50%, 4/25/20 (PLN)	170	42
5.25%, 10/25/20 (PLN)	300	87
5.75%, 9/23/22 (PLN)	1,790	543
3.25%, 7/25/25 (PLN)	3,158	829
Poland Government International Bond,
6.38%, 7/15/19	150	171
5.13%, 4/21/21	75	83
5.00%, 3/23/22	81	90
3.00%, 3/17/23	108	107
4.00%, 1/22/24	405	426

		2,976

Romania - 1.9%
Romania Government Bond,
5.95%, 6/11/21 (RON)	170	48
4.75%, 2/24/25 (RON)	430	112
Romanian Government International Bond,
6.75%, 2/7/22	126	148
4.38%, 8/22/23	254	264
4.88%, 1/22/24	30	32
6.13%, 1/22/44	570	668

		1,272

Russia - 3.2%
Russian Federal Bond,
8.15%, 2/3/27 (RUB)	11,315	143
Russian Federal Bond - OFZ,
7.50%, 2/27/19 (RUB)	22,020	284
7.60%, 7/20/22 (RUB)	25,750	320
7.00%, 1/25/23 (RUB)	19,470	233
7.00%, 8/16/23 (RUB)	25,750	306
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	200	203
12.75%, 6/24/28	130	206
7.50%, 3/31/30	12	14
5.63%, 4/4/42	400	379

		2,088

Rwanda - 0.3%
Rwanda International Government Bond,
6.63%, 5/2/23	200	192

Senegal - 0.2%
Senegal Government International Bond,
6.25%, 7/30/24(2)	125	111

Serbia - 0.4%
Serbia International Bond,
5.88%, 12/3/18	250	264

Slovenia - 2.2%
Slovenia Government International Bond,
5.85%, 5/10/23	810	924
5.25%, 2/18/24	490	542

		1,466

South Africa - 5.3%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	200	174
7.13%, 2/11/25	200	174
South Africa Government Bond,
8.25%, 9/15/17 (ZAR)	2,000	129

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 88.3% continued
South Africa - 5.3% continued
6.75%, 3/31/21 (ZAR)	$8,183	$475
10.50%, 12/21/26 (ZAR)	17,472	1,196
8.00%, 1/31/30 (ZAR)	4,829	265
7.00%, 2/28/31 (ZAR)	2,695	133
8.25%, 3/31/32 (ZAR)	8,670	478
6.25%, 3/31/36 (ZAR)	1,335	58
South Africa Government International Bond,
5.50%, 3/9/20	80	82
4.67%, 1/17/24	105	100
6.25%, 3/8/41	150	153
5.38%, 7/24/44	65	59

		3,476

Sri Lanka - 1.1%
Sri Lanka Government International Bond,
5.88%, 7/25/22	200	183
6.13%, 6/3/25	80	71
6.85%, 11/3/25(2)	515	486

		740

Thailand - 2.2%
Thailand Government Bond,
3.88%, 6/13/19 (THB)	10,590	315
3.63%, 6/16/23 (THB)	3,980	120
3.85%, 12/12/25 (THB)	20,728	644
4.88%, 6/22/29 (THB)	11,032	378

		1,457

Turkey - 4.8%
Turkey Government Bond,
9.00%, 1/27/16 (TRY)	390	134
6.30%, 2/14/18 (TRY)	1,005	318
8.50%, 7/10/19 (TRY)	1,466	472
9.40%, 7/8/20 (TRY)	1,196	393
9.50%, 1/12/22 (TRY)	447	146
9.00%, 7/24/24 (TRY)	579	182
8.00%, 3/12/25 (TRY)	2,761	814
Turkey Government International Bond,
7.50%, 11/7/19	120	134
3.25%, 3/23/23	100	92
7.38%, 2/5/25	115	134
4.25%, 4/14/26	210	197
6.00%, 1/14/41	130	133

		3,149

Ukraine - 2.4%
Ukraine Government International Bond,
7.75%, 9/1/19(2)	356	331
7.75%, 9/1/20(2)	410	377
7.75%, 9/1/21(2)	113	103
7.75%, 9/1/22(2)	113	102
7.75%, 9/1/23(2)	109	97
7.75%, 9/1/24(2)	109	97
7.75%, 9/1/25	100	88
0.00%, 5/31/40(2) (7)	909	365

		1,560

United Kingdom - 0.5%
Oschadbank Via SSB #1 PLC,
9.38%, 3/10/23	200	179
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	150	135

		314

Uruguay - 0.5%
Uruguay Government International Bond,
4.38%, 10/27/27	270	266
5.10%, 6/18/50	95	82

		348

Venezuela - 2.3%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	88	44
6.00%, 5/16/24	972	362
6.00%, 11/15/26	1,605	590
5.38%, 4/12/27	75	27
9.75%, 5/17/35	100	41
5.50%, 4/12/37	165	60
Venezuela Government International Bond,
5.75%, 2/26/16	140	126
7.65%, 4/21/25	75	28
11.75%, 10/21/26	215	96
11.95%, 8/5/31	85	38
9.38%, 1/13/34	175	69
7.00%, 3/31/38	88	33

		1,514

Vietnam - 0.3%
Vietnam Government International Bond,
6.75%, 1/29/20	115	126
4.80%, 11/19/24	50	48

		174

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 88.3% continued
Zambia - 0.5%
Zambia Government International Bond,
8.50%, 4/14/24	$200	$160
8.97%, 7/30/27	200	159

		319

Total Foreign Issuer Bonds (Cost $63,416)		57,774

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(8)	6,313,554	$6,314

Total Investment Companies (Cost $6,314)		6,314

Total Investments - 98.8% (Cost $70,401)		64,634

Other Assets less Liabilities - 1.2%		803

NET ASSETS - 100.0%		$65,437

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Variable rate security. Rate disclosed as of the time of default.
(5)	Zero coupon bond.
(6)	Value rounds to less than one thousand.
(7)	Coupon rate is zero for an initial period then resets at a specified date and rate.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Barclays	Brazilian Real	152	United States Dollar	40	1/5/16	$2
Barclays	Brazilian Real	152	United States Dollar	38	2/2/16	—	*
Barclays	Hungarian Forint	21,919	United States Dollar	76	1/15/16	—	*
Barclays	Indonesian Rupiah	522,300	United States Dollar	36	1/15/16	(1)
Barclays	Indonesian Rupiah	3,338,750	United States Dollar	236	1/15/16	(4)
Barclays	United States Dollar	38	Brazilian Real	152	1/5/16	—	*
Barclays	United States Dollar	160	Colombian Peso	522,751	1/15/16	4
Barclays	United States Dollar	35	Hungarian Forint	9,987	1/15/16	(1)
Barclays	United States Dollar	72	Indian Rupee	4,845	1/15/16	1
Barclays	United States Dollar	80	Indian Rupee	5,377	1/15/16	1
Barclays	United States Dollar	48	Mexican Peso	834	1/15/16	—	*
Barclays	United States Dollar	109	Romanian Leu	452	2/16/16	(1)
Barclays	United States Dollar	31	South African Rand	480	1/15/16	—	*
Barclays	United States Dollar	49	Turkish Lira	146	1/15/16	1
BNP	Brazilian Real	4,129	United States Dollar	1,084	1/5/16	42
BNP	Brazilian Real	396	United States Dollar	105	1/5/16	5
BNP	Brazilian Real	343	United States Dollar	90	1/5/16	4
BNP	Brazilian Real	403	United States Dollar	105	1/5/16	3
BNP	Brazilian Real	672	United States Dollar	172	1/5/16	2
BNP	Brazilian Real	415	United States Dollar	106	1/5/16	1
BNP	Brazilian Real	335	United States Dollar	85	1/5/16	1
BNP	Brazilian Real	1,797	United States Dollar	450	1/5/16	(4)
BNP	Brazilian Real	3,927	United States Dollar	1,009	2/2/16	28
BNP	Brazilian Real	144	United States Dollar	37	2/2/16	1
BNP	Brazilian Real	98	United States Dollar	25	2/2/16	1
BNP	Chilean Peso	52,200	United States Dollar	75	1/27/16	2
BNP	Chilean Peso	29,971	United States Dollar	42	1/27/16	—	*
BNP	Chilean Peso	18,610	United States Dollar	26	1/27/16	—	*
BNP	Chinese Yuan Renminbi	3,703	United States Dollar	574	1/27/16	9
BNP	Chinese Yuan Renminbi	170	United States Dollar	26	1/27/16	—	*
BNP	Colombian Peso	139,040	United States Dollar	44	1/27/16	—	*
BNP	Colombian Peso	31,706	United States Dollar	10	1/27/16	—	*
BNP	Colombian Peso	356,511	United States Dollar	106	1/27/16	(6)
BNP	Colombian Peso	558,306	United States Dollar	168	1/27/16	(7)
BNP	Hong Kong Dollar	1,396	United States Dollar	180	1/27/16	—	*
BNP	Hong Kong Dollar	140	United States Dollar	18	1/27/16	—	*

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNP	Hungarian Forint	19,553	United States Dollar	68	1/27/16	$1
BNP	Hungarian Forint	8,033	United States Dollar	28	1/27/16	—	*
BNP	Hungarian Forint	31,871	United States Dollar	110	1/27/16	—	*
BNP	Hungarian Forint	66,120	United States Dollar	228	1/27/16	—	*
BNP	Indian Rupee	1,470	United States Dollar	22	1/27/16	—	*
BNP	Indian Rupee	1,623	United States Dollar	24	1/27/16	—	*
BNP	Indian Rupee	2,642	United States Dollar	39	1/27/16	(1)
BNP	Indonesian Rupiah	2,593,743	United States Dollar	187	1/27/16	1
BNP	Indonesian Rupiah	748,656	United States Dollar	54	1/27/16	—	*
BNP	Indonesian Rupiah	509,143	United States Dollar	37	1/27/16	—	*
BNP	Indonesian Rupiah	1,094,082	United States Dollar	78	1/27/16	—	*
BNP	Indonesian Rupiah	246,202	United States Dollar	18	1/27/16	—	*
BNP	Indonesian Rupiah	1,474,515	United States Dollar	105	1/27/16	(1)
BNP	Indonesian Rupiah	1,467,024	United States Dollar	104	1/27/16	(1)
BNP	Indonesian Rupiah	1,557,036	United States Dollar	108	1/27/16	(4)
BNP	Indonesian Rupiah	2,508,036	United States Dollar	174	1/27/16	(6)
BNP	Korean Won	1,115,426	United States Dollar	951	1/27/16	3
BNP	Korean Won	83,208	United States Dollar	71	1/27/16	—	*
BNP	Malaysian Ringgit	170	United States Dollar	40	1/27/16	1
BNP	Malaysian Ringgit	176	United States Dollar	41	1/27/16	—	*
BNP	Malaysian Ringgit	152	United States Dollar	35	1/27/16	—	*
BNP	Malaysian Ringgit	149	United States Dollar	35	1/27/16	—	*
BNP	Malaysian Ringgit	206	United States Dollar	47	1/27/16	(1)
BNP	Malaysian Ringgit	340	United States Dollar	78	1/27/16	(1)
BNP	Malaysian Ringgit	822	United States Dollar	189	1/27/16	(1)
BNP	Malaysian Ringgit	516	United States Dollar	118	1/27/16	(2)
BNP	Mexican Peso	3,553	United States Dollar	207	1/27/16	1
BNP	Mexican Peso	1,276	United States Dollar	74	1/27/16	—	*
BNP	Mexican Peso	3,192	United States Dollar	183	1/27/16	(2)
BNP	Mexican Peso	5,136	United States Dollar	295	1/27/16	(2)
BNP	Peruvian Neuvo Sol	130	United States Dollar	38	1/27/16	—	*
BNP	Peruvian Neuvo Sol	78	United States Dollar	23	1/27/16	—	*
BNP	Philippine Peso	526	United States Dollar	11	1/27/16	—	*
BNP	Polish Zloty	417	United States Dollar	108	1/27/16	2
BNP	Polish Zloty	201	United States Dollar	52	1/27/16	1
BNP	Polish Zloty	272	United States Dollar	70	1/27/16	1
BNP	Polish Zloty	499	United States Dollar	126	1/27/16	(1)
BNP	Polish Zloty	803	United States Dollar	202	1/27/16	(3)
BNP	Romanian Leu	151	United States Dollar	37	1/27/16	1
BNP	Romanian Leu	247	United States Dollar	60	1/27/16	1
BNP	Romanian Leu	62	United States Dollar	15	1/27/16	—	*
BNP	Russian Ruble	7,558	United States Dollar	106	1/27/16	3
BNP	Russian Ruble	4,813	United States Dollar	67	1/27/16	2
BNP	Russian Ruble	2,340	United States Dollar	33	1/27/16	1
BNP	Russian Ruble	1,973	United States Dollar	27	1/27/16	—	*
BNP	South African Rand	1,415	United States Dollar	98	1/27/16	7
BNP	South African Rand	928	United States Dollar	61	1/27/16	2
BNP	South African Rand	851	United States Dollar	56	1/27/16	2
BNP	South African Rand	931	United States Dollar	61	1/27/16	2
BNP	South African Rand	932	United States Dollar	61	1/27/16	2
BNP	South African Rand	933	United States Dollar	61	1/27/16	1
BNP	South African Rand	2,248	United States Dollar	146	1/27/16	1
BNP	South African Rand	637	United States Dollar	42	1/27/16	1
BNP	South African Rand	891	United States Dollar	58	1/27/16	1
BNP	South African Rand	925	United States Dollar	60	1/27/16	1
BNP	South African Rand	791	United States Dollar	51	1/27/16	—	*
BNP	South African Rand	3,728	United States Dollar	234	1/27/16	(6)
BNP	Taiwan Dollar	6,427	United States Dollar	196	1/27/16	1
BNP	Thai Baht	1,592	United States Dollar	44	1/27/16	—	*
BNP	Thai Baht	3,356	United States Dollar	93	1/27/16	(1)
BNP	Thai Baht	3,369	United States Dollar	93	1/27/16	(1)
BNP	Thai Baht	3,918	United States Dollar	108	1/27/16	(1)
BNP	Thai Baht	6,246	United States Dollar	172	1/27/16	(2)
BNP	Turkish Lira	267	United States Dollar	91	1/27/16	—	*
BNP	Turkish Lira	109	United States Dollar	37	1/27/16	—	*
BNP	Turkish Lira	235	United States Dollar	80	1/27/16	—	*
BNP	Turkish Lira	439	United States Dollar	149	1/27/16	—	*
BNP	Turkish Lira	118	United States Dollar	40	1/27/16	—	*
BNP	Turkish Lira	276	United States Dollar	91	1/27/16	(3)
BNP	Turkish Lira	440	United States Dollar	146	1/27/16	(4)
BNP	United States Dollar	31	Brazilian Real	124	1/5/16	—	*
BNP	United States Dollar	365	Brazilian Real	1,441	1/5/16	(2)
BNP	United States Dollar	200	Brazilian Real	764	1/5/16	(7)
BNP	United States Dollar	1,020	Brazilian Real	3,927	1/5/16	(29)
BNP	United States Dollar	366	Chilean Peso	263,496	1/27/16	5
BNP	United States Dollar	38	Chilean Peso	26,370	1/27/16	(1)
BNP	United States Dollar	37	Chinese Yuan Renminbi	242	1/27/16	—	*

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNP	United States Dollar	60	Chinese Yuan Renminbi	392	1/27/16	$—	*
BNP	United States Dollar	34	Chinese Yuan Renminbi	219	1/27/16	(1)
BNP	United States Dollar	225	Chinese Yuan Renminbi	1,467	1/27/16	(1)
BNP	United States Dollar	180	Colombian Peso	591,300	1/27/16	6
BNP	United States Dollar	163	Colombian Peso	537,087	1/27/16	6
BNP	United States Dollar	68	Colombian Peso	226,928	1/27/16	4
BNP	United States Dollar	83	Colombian Peso	271,242	1/27/16	3
BNP	United States Dollar	21	Colombian Peso	62,782	1/27/16	(1)
BNP	United States Dollar	21	Colombian Peso	62,744	1/27/16	(1)
BNP	United States Dollar	21	Colombian Peso	62,630	1/27/16	(1)
BNP	United States Dollar	21	Colombian Peso	62,576	1/27/16	(1)
BNP	United States Dollar	135	Colombian Peso	425,650	1/27/16	(1)
BNP	United States Dollar	83	Colombian Peso	252,368	1/27/16	(3)
BNP	United States Dollar	209	Colombian Peso	653,350	1/27/16	(4)
BNP	United States Dollar	20	Hong Kong Dollar	155	1/27/16	—	*
BNP	United States Dollar	13	Hong Kong Dollar	101	1/27/16	—	*
BNP	United States Dollar	180	Hungarian Forint	52,787	1/27/16	2
BNP	United States Dollar	140	Hungarian Forint	41,128	1/27/16	2
BNP	United States Dollar	96	Hungarian Forint	28,212	1/27/16	1
BNP	United States Dollar	35	Hungarian Forint	10,168	1/27/16	—	*
BNP	United States Dollar	50	Hungarian Forint	14,734	1/27/16	—	*
BNP	United States Dollar	58	Hungarian Forint	16,814	1/27/16	—	*
BNP	United States Dollar	92	Hungarian Forint	26,437	1/27/16	(1)
BNP	United States Dollar	370	Indian Rupee	24,696	1/27/16	2
BNP	United States Dollar	35	Indian Rupee	2,328	1/27/16	—	*
BNP	United States Dollar	210	Indonesian Rupiah	2,947,111	1/27/16	1
BNP	United States Dollar	41	Indonesian Rupiah	580,790	1/27/16	1
BNP	United States Dollar	136	Indonesian Rupiah	1,913,740	1/27/16	1
BNP	United States Dollar	20	Indonesian Rupiah	284,517	1/27/16	—	*
BNP	United States Dollar	76	Indonesian Rupiah	1,042,112	1/27/16	(1)
BNP	United States Dollar	123	Indonesian Rupiah	1,700,639	1/27/16	(1)
BNP	United States Dollar	100	Korean Won	118,999	1/27/16	1
BNP	United States Dollar	62	Korean Won	73,451	1/27/16	—	*
BNP	United States Dollar	20	Korean Won	23,419	1/27/16	—	*
BNP	United States Dollar	56	Korean Won	65,619	1/27/16	—	*
BNP	United States Dollar	155	Korean Won	181,049	1/27/16	(1)
BNP	United States Dollar	966	Malaysian Ringgit	4,249	1/27/16	19
BNP	United States Dollar	86	Malaysian Ringgit	374	1/27/16	—	*
BNP	United States Dollar	45	Malaysian Ringgit	196	1/27/16	—	*
BNP	United States Dollar	51	Malaysian Ringgit	220	1/27/16	—	*
BNP	United States Dollar	155	Malaysian Ringgit	666	1/27/16	(1)
BNP	United States Dollar	300	Mexican Peso	5,227	1/27/16	3
BNP	United States Dollar	180	Mexican Peso	3,132	1/27/16	1
BNP	United States Dollar	35	Mexican Peso	605	1/27/16	—	*
BNP	United States Dollar	65	Mexican Peso	1,122	1/27/16	—	*
BNP	United States Dollar	264	Mexican Peso	4,525	1/27/16	(2)
BNP	United States Dollar	80	Mexican Peso	1,330	1/27/16	(3)
BNP	United States Dollar	307	Mexican Peso	5,134	1/27/16	(9)
BNP	United States Dollar	35	Peruvian Neuvo Sol	119	1/27/16	—	*
BNP	United States Dollar	177	Peruvian Neuvo Sol	602	1/27/16	(2)
BNP	United States Dollar	94	Philippine Peso	4,468	1/27/16	1
BNP	United States Dollar	10	Philippine Peso	475	1/27/16	—	*

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNP	United States Dollar	946	Polish Zloty	3,764	1/27/16	$13
BNP	United States Dollar	60	Polish Zloty	243	1/27/16	2
BNP	United States Dollar	103	Polish Zloty	409	1/27/16	1
BNP	United States Dollar	53	Polish Zloty	210	1/27/16	1
BNP	United States Dollar	65	Polish Zloty	258	1/27/16	1
BNP	United States Dollar	28	Polish Zloty	110	1/27/16	— *
BNP	United States Dollar	170	Polish Zloty	660	1/27/16	(2)
BNP	United States Dollar	54	Romanian Leu	223	1/27/16	— *
BNP	United States Dollar	526	Romanian Leu	2,187	1/27/16	— *
BNP	United States Dollar	38	Russian Ruble	2,753	1/27/16	(1)
BNP	United States Dollar	61	Russian Ruble	4,377	1/27/16	(2)
BNP	United States Dollar	95	Russian Ruble	6,821	1/27/16	(2)
BNP	United States Dollar	35	Russian Ruble	2,309	1/27/16	(4)
BNP	United States Dollar	326	Russian Ruble	21,572	1/27/16	(33)
BNP	United States Dollar	50	South African Rand	762	1/27/16	(1)
BNP	United States Dollar	108	South African Rand	1,667	1/27/16	(1)
BNP	United States Dollar	55	South African Rand	802	1/27/16	(3)
BNP	United States Dollar	210	South African Rand	3,200	1/27/16	(4)
BNP	United States Dollar	70	South African Rand	1,016	1/27/16	(5)
BNP	United States Dollar	180	South African Rand	2,725	1/27/16	(5)
BNP	United States Dollar	90	South African Rand	1,299	1/27/16	(6)
BNP	United States Dollar	80	South African Rand	1,143	1/27/16	(6)
BNP	United States Dollar	80	South African Rand	1,137	1/27/16	(7)
BNP	United States Dollar	80	South African Rand	1,136	1/27/16	(7)
BNP	United States Dollar	124	South African Rand	1,778	1/27/16	(9)
BNP	United States Dollar	135	South African Rand	1,946	1/27/16	(10)
BNP	United States Dollar	22	Taiwan Dollar	727	1/27/16	— *
BNP	United States Dollar	14	Taiwan Dollar	461	1/27/16	— *
BNP	United States Dollar	160	Taiwan Dollar	52,018	1/27/16	(2)
BNP	United States Dollar	737	Thai Baht	26,611	1/27/16	2
BNP	United States Dollar	157	Thai Baht	5,677	1/27/16	1
BNP	United States Dollar	99	Thai Baht	3,569	1/27/16	1
BNP	United States Dollar	62	Thai Baht	2,231	1/27/16	— *
BNP	United States Dollar	62	Thai Baht	2,232	1/27/16	— *
BNP	United States Dollar	31	Thai Baht	1,120	1/27/16	— *
BNP	United States Dollar	35	Thai Baht	1,257	1/27/16	— *
BNP	United States Dollar	225	Turkish Lira	677	1/27/16	6
BNP	United States Dollar	128	Turkish Lira	377	1/27/16	— *
BNP	United States Dollar	46	Turkish Lira	135	1/27/16	— *
BNP	United States Dollar	67	Turkish Lira	195	1/27/16	— *
BNP	Malaysian Ringgit	454	United States Dollar	103	1/27/16	(2)
JP Morgan Chase	United States Dollar	72	Indian Rupee	4,845	1/15/16	1
JP Morgan Chase	United States Dollar	49	Turkish Lira	146	1/15/16	1
Standard Chartered Bank	Hungarian Forint	21,919	United States Dollar	76	1/15/16	— *
Standard Chartered Bank	United States Dollar	49	Turkish Lira	146	1/15/16	1
Standard Chartered	Indian Rupee	2,697	United States Dollar	40	1/15/16	(1)
Standard Chartered	Indonesian Rupiah	1,627,950	United States Dollar	114	1/15/16	(4)
Standard Chartered	United States Dollar	72	Indian Rupee	4,845	1/15/16	1
UBS	Hungarian Forint	21,919	United States Dollar	76	1/15/16	— *
UBS	United States Dollar	72	Indian Rupee	4,845	1/15/16	1
UBS	United States Dollar	109	Romanian Leu	452	2/16/16	(1)

Total						$(20)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

At December 31, 2015, the Fund had the following interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION	UNREALIZED GAINS (LOSSES)
BNP	Poland Warsaw InterBank Offered Rate 6 Month	1.86%	1,450,000	PLN	10/27/20	$(2)
BNP	2.8725%	London InterBank Offered Rate 3 Month	2,600,000	USD	11/12/25	(23)

Total						$(25)

At December 31, 2015, the Fund had the following credit default swaps outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATE	REFERENCE ENTITY/SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED GAINS/ (LOSSES) (000s)
BNP	Buy	(1.00)%	China Government Bond, 4.50%, 10/28/27	$1,160,000	12/20/20	$5	$13	$(8)
BNP	Buy	(1.00)%	South Africa Government Bond, 5.5%, 3/9/20	200,000	12/20/20	21	21	—	*
BNP	Buy	(1.00)%	Russia Government Bond, 7.5%, 3/31/30	300,000	12/20/20	28	24	4
BNP	Buy	(1.00)%	Russia Government Bond, 7.5%, 3/31/30	137,000	12/20/20	13	13	—	*
BNP	Buy	(1.00)%	Russia Government Bond, 7.5%, 3/31/30	138,000	12/20/20	13	13	—	*

Total								$(4)

*	Amount rounds to less than one thousand.

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
A	14.6%
BBB	31.6
BB	25.0
B	9.1
CCC or Below	9.4
Non-Rated	1.3
Cash Equivalents	9.0

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Energy	5.2%
Financial	1.8
Government	92.4
Utilities	0.6

Total	100.0%

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
United States Dollar	56.3%
Brazilian Real	6.4
Mexican Peso	5.9
Indonesian Rupiah	5.4
All other currencies less than 5%	26.0

Total	100.0%

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$546	$—	$546
Foreign Issuer Bonds(1)	—	57,774	—	57,774
Investment Companies	6,314	—	—	6,314

Total Investments	$6,314	$58,320	$—	$64,634

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$240	$—	$240
Credit Default Swap Contracts	—	4	—	4
Liabilities
Forward Foreign Currency Exchange Contracts	—	(260)	—	(260)
Interest Rate Swap Contracts	—	(25)	—	(25)
Credit Default Swap Contracts	—	(8)	—	(8)

Total Other Financial
Instruments	$—	$(49)	$—	$(49)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31,2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$70,962

Gross tax appreciation of investments	$239
Gross tax depreciation of investments	(6,567)

Net tax depreciation of investments	$(6,328)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$7,037	$108,620	$109,343	$1	$6,314

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0%
Commercial Mortgage-Backed Securities - 0.5%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
5.79%, 8/10/45(2)	$1,760	$1,732
Hilton USA Trust, Series 2013-HLT, Class EFX,
4.45%, 11/5/30(2) (3)	1,020	1,020

		2,752

Other - 0.3%
AIM Aviation Finance Ltd., Series 2015-1A, Class B1,
5.07%, 2/15/40(3)	268	260
CAM Mortgage LLC, Series 2015-1, Class M,
4.75%, 7/15/64(2) (3)	100	99
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
4.99%, 5/25/35	215	215
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(3)	164	174
Springleaf Funding Trust, Series 2014-AA, Class C,
4.45%, 12/15/22(3)	575	573

		1,321

Whole Loan - 1.2%
Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1,
5.50%, 12/25/33	253	259
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1,
5.50%, 10/25/33	183	192
Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1,
6.00%, 10/25/34	885	913
Banc of America Funding Trust, Series 2005-7, Class 3A1,
5.75%, 11/25/35	189	194
Banc of America Funding Trust, Series 2007-4, Class 5A1,
5.50%, 11/25/34	112	114
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.65%, 2/25/35(2)	53	52
Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2,
6.00%, 8/25/36	95	96
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4,
2.63%, 5/25/35(2)	100	94
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.63%, 5/25/35(2)	505	417
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
3.20%, 7/19/35(2)	380	358
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.87%, 12/25/34(2)	268	265
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.59%, 7/25/35(2)	137	129
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	205	168
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
1.06%, 7/25/45(2)	464	402
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
3.74%, 3/25/36(2)	140	114
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9,
6.00%, 1/25/36	375	319
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.87%, 3/25/35(2)	470	405
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.67%, 5/25/36(2)	165	150
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	340	338
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.73%, 7/25/35(2)	455	327
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR11, Class 2A,
2.15%, 9/25/46(2)	397	361

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.0% continued
Whole Loan - 1.2% continued
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A,
1.90%, 1/25/47(2)	$497	$447

		6,114

Total Asset-Backed Securities (Cost $9,807)		10,187

CONVERTIBLE BONDS - 1.0%
Apparel & Textile Products - 0.1%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	790	389

Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.,
1.50%, 10/15/20	520	695

Communications Equipment - 0.1%
Rovi Corp.,
0.50%, 3/1/20(3)	790	690

Consumer Finance - 0.0%
Redwood Trust, Inc.,
4.63%, 4/15/18	20	19

Consumer Products - 0.1%
Jarden Corp.,
1.13%, 3/15/34	540	663

Exploration & Production - 0.1%
Chesapeake Energy Corp.,
2.50%, 5/15/37	525	247
Whiting Petroleum Corp.,
1.25%, 4/1/20(3)	545	370

		617

Financial Services - 0.0%
RWT Holdings, Inc.,
5.63%, 11/15/19	110	102

Hardware - 0.0%
Brocade Communications Systems, Inc.,
1.38%, 1/1/20(3)	85	82

Homebuilders - 0.1%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	45	40
Lennar Corp.,
3.25%, 11/15/21(3)	285	594

		634

Manufactured Goods - 0.1%
RTI International Metals, Inc.,
1.63%, 10/15/19	265	271

Retail - Consumer Discretionary - 0.0%
MercadoLibre, Inc.,
2.25%, 7/1/19	150	167

Semiconductors - 0.1%
Micron Technology, Inc.,
3.00%, 11/15/43	220	183

Software & Services - 0.0%
Nuance Communications, Inc.,
1.50%, 11/1/35	81	87

Transportation & Logistics - 0.1%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	725	410
Macquarie Infrastructure Corp.,
2.88%, 7/15/19	30	33

		443

Total Convertible Bonds (Cost $5,918)		5,042

CORPORATE BONDS - 58.0%
Advertising & Marketing - 0.2%
Acosta, Inc.,
7.75%, 10/1/22(3)	1,330	1,174
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22	45	46

		1,220

Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc.,
7.13%, 3/15/21	45	47
Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25(3)	85	86
KLX, Inc.,
5.88%, 12/1/22(3)	570	541
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(3)	1,705	1,790
TransDigm, Inc.,
6.00%, 7/15/22	1,000	978
6.50%, 7/15/24	350	348
6.50%, 5/15/25(3)	320	310

		4,100

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Apparel & Textile Products - 0.0%
Nine West Holdings, Inc.,
6.13%, 11/15/34	$630	$88

Auto Parts Manufacturing - 0.4%
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	295	310
5.13%, 11/15/23	760	779
ZF North America Capital, Inc.,
4.00%, 4/29/20(3)	660	665
4.75%, 4/29/25(3)	530	505

		2,259

Cable & Satellite - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	171	175
5.25%, 3/15/21	265	275
6.63%, 1/31/22	245	258
5.25%, 9/30/22	810	818
5.13%, 2/15/23	1,235	1,237
5.13%, 5/1/23(3)	1,350	1,350
5.75%, 1/15/24	20	21
5.88%, 5/1/27(3)	575	572
CCOH Safari LLC,
5.75%, 2/15/26(3)	680	682
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(3)	655	640
5.13%, 12/15/21(3)	626	563
CSC Holdings LLC,
7.88%, 2/15/18	430	453
7.63%, 7/15/18	750	789
6.75%, 11/15/21	45	44
5.25%, 6/1/24	515	452
DISH DBS Corp.,
4.63%, 7/15/17	355	362
5.13%, 5/1/20	1,130	1,119
6.75%, 6/1/21	405	408
5.88%, 7/15/22	335	312
5.00%, 3/15/23	1,350	1,171
5.88%, 11/15/24	1,690	1,504
Neptune Finco Corp.,
10.13%, 1/15/23(3)	285	297
10.88%, 10/15/25(3)	705	739
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(3)	5,580	5,636
Wave Holdco LLC/Wave Holdco Corp. (100% Cash),
8.25%, 7/15/19(3) (4)	150	145
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.25%, 7/15/19	315	297

		20,319

Casinos & Gaming - 2.2%
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	470	465
4.88%, 11/1/20	2,050	2,009
5.38%, 11/1/23	820	800
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	100	105
5.88%, 3/15/21	765	780
MGM Resorts International,
8.63%, 2/1/19	790	875
6.75%, 10/1/20	1,000	1,028
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(3)	690	700
Pinnacle Entertainment, Inc.,
7.50%, 4/15/21	120	125
6.38%, 8/1/21	1,495	1,572
7.75%, 4/1/22	440	478
Scientific Games International, Inc.,
6.25%, 9/1/20	1,130	531
6.63%, 5/15/21	495	233
10.00%, 12/1/22	1,185	841
Station Casinos LLC,
7.50%, 3/1/21	430	439
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 5/30/23(3)	95	81
5.50%, 3/1/25(3)	95	85

		11,147

Chemicals - 0.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B,
7.38%, 5/1/21(3)	365	385

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Chemicals - 0.7% continued
Hercules, Inc.,
6.50%, 6/30/29	$1,960	$1,656
Huntsman International LLC,
4.88%, 11/15/20	155	141
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	300	207
PQ Corp.,
8.75%, 11/1/18(3)	1,010	980

		3,369

Coal Operations - 1.7%
CONSOL Energy, Inc.,
5.88%, 4/15/22	900	558
Foresight Energy LLC/Foresight Energy Finance Corp.,
7.88%, 8/15/21(3) (5)	10,250	8,302

		8,860

Commercial Finance - 2.0%
CIT Group, Inc.,
5.00%, 5/15/17	1,580	1,627
5.25%, 3/15/18	825	852
6.63%, 4/1/18(3)	385	406
5.50%, 2/15/19(3)	685	716
3.88%, 2/19/19	600	597
5.38%, 5/15/20	215	225
International Lease Finance Corp.,
8.88%, 9/1/17	645	702
3.88%, 4/15/18	1,055	1,063
6.25%, 5/15/19	1,580	1,693
8.63%, 1/15/22	420	508
5.88%, 8/15/22	1,285	1,369
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 4/15/22(3)	405	340

		10,098

Communications Equipment - 0.7%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	50
6.45%, 3/15/29	2,535	2,567
CommScope Technologies Finance LLC,
6.00%, 6/15/25(3)	270	260
CommScope, Inc.,
5.00%, 6/15/21(3)	400	383
Riverbed Technology, Inc.,
8.88%, 3/1/23(3)	245	227

		3,487

Construction Materials Manufacturing - 0.3%
USG Corp.,
6.30%, 11/15/16	190	196
9.75%, 1/15/18	885	985
5.88%, 11/1/21(3)	285	296
5.50%, 3/1/25(3)	175	178

		1,655

Consumer Finance - 3.8%
Ally Financial, Inc.,
3.50%, 7/18/16	180	181
2.75%, 1/30/17	490	489
5.50%, 2/15/17	565	582
6.25%, 12/1/17	70	73
3.60%, 5/21/18	1,295	1,295
3.25%, 11/5/18	65	64
8.00%, 3/15/20	1,380	1,573
4.13%, 3/30/20	550	547
5.13%, 9/30/24	360	369
4.63%, 3/30/25	445	440
5.75%, 11/20/25	2,835	2,870
8.00%, 11/1/31	149	175
First Data Corp.,
7.00%, 12/1/23(3)	2,125	2,125
5.00%, 1/15/24(3)	575	572
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21(3)	1,240	1,128
Navient Corp.,
4.63%, 9/25/17	920	906
5.50%, 1/15/19	390	365
4.88%, 6/17/19	1,415	1,302
5.88%, 3/25/21	465	414
5.50%, 1/25/23	625	500
6.13%, 3/25/24	479	390
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(3)	510	493
Quicken Loans, Inc.,
5.75%, 5/1/25(3)	850	810
Springleaf Finance Corp.,
5.25%, 12/15/19	205	195

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Consumer Finance - 3.8% continued
7.75%, 10/1/21	$275	$271
8.25%, 10/1/23	440	444
Stearns Holdings, Inc.,
9.38%, 8/15/20(3)	282	279
Walter Investment Management Corp.,
7.88%, 12/15/21	970	766

		19,618

Consumer Products - 1.4%
Edgewell Personal Care Co.,
4.70%, 5/19/21	555	560
4.70%, 5/24/22	270	268
HRG Group, Inc.,
7.75%, 1/15/22(3)	6,344	6,217

		7,045

Consumer Services - 2.2%
ADT (The) Corp.,
2.25%, 7/15/17	500	497
4.88%, 7/15/42	335	240
Ancestry.com Holdings LLC (100% Cash),
9.63%, 10/15/18(3) (4)	2,810	2,768
APX Group, Inc.,
8.75%, 12/1/20	1,120	910
R.R. Donnelley & Sons Co.,
8.25%, 3/15/19	910	985
7.63%, 6/15/20	1,355	1,397
7.88%, 3/15/21	515	532
7.00%, 2/15/22	640	606
6.50%, 11/15/23	400	370
6.00%, 4/1/24	175	156
Service Corp. International,
7.00%, 6/15/17	345	368
5.38%, 5/15/24	535	551
Team Health, Inc.,
7.25%, 12/15/23(3)	170	176
United Rentals North America, Inc.,
7.38%, 5/15/20	465	491
4.63%, 7/15/23	165	165
5.75%, 11/15/24	825	817
5.50%, 7/15/25	160	155

		11,184

Containers & Packaging - 0.9%
Ball Corp.,
4.38%, 12/15/20	1,045	1,061
Berry Plastics Corp.,
5.13%, 7/15/23	465	452
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(3)	415	406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer,
7.13%, 4/15/19	360	367
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg,
9.88%, 8/15/19	574	578
5.75%, 10/15/20	300	305
6.88%, 2/15/21	505	520
8.25%, 2/15/21	360	347
Sealed Air Corp.,
5.50%, 9/15/25(3)	385	393

		4,429

Department Stores - 0.2%
Dillard’s, Inc.,
7.75%, 7/15/26	495	572
7.75%, 5/15/27	465	541
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(3)	190	141

		1,254

Distributors - Consumer Discretionary - 0.4%
American Tire Distributors, Inc.,
10.25%, 3/1/22(3)	2,320	2,123

Entertainment Content - 0.7%
AMC Networks, Inc.,
7.75%, 7/15/21	368	386
4.75%, 12/15/22	130	130
DreamWorks Animation SKG, Inc.,
6.88%, 8/15/20(3)	305	300
Liberty Interactive LLC,
8.50%, 7/15/29	285	287
Univision Communications, Inc.,
6.75%, 9/15/22(3)	150	156
5.13%, 5/15/23(3)	390	375
WMG Acquisition Corp.,
6.75%, 4/15/22(3)	2,380	2,059

		3,693

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Entertainment Resources - 0.7%
24 Hour Holdings III LLC,
8.00%, 6/1/22(3)	$230	$187
AMC Entertainment, Inc.,
5.75%, 6/15/25	455	457
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 3/15/21	455	469
Mohegan Tribal Gaming Authority,
9.75%, 9/1/21	1,350	1,346
Regal Entertainment Group,
5.75%, 3/15/22	598	598
Six Flags Entertainment Corp.,
5.25%, 1/15/21(3)	455	461

		3,518

Exploration & Production - 2.5%
Antero Resources Corp.,
5.38%, 11/1/21	50	40
5.13%, 12/1/22	995	756
5.63%, 6/1/23(3)	335	261
Bill Barrett Corp.,
7.63%, 10/1/19	540	378
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21	310	188
5.75%, 2/1/23	230	120
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	490	98
7.88%, 4/15/22	1,720	310
California Resources Corp.,
5.50%, 9/15/21	925	291
Chesapeake Energy Corp.,
6.13%, 2/15/21	20	6
4.88%, 4/15/22	815	226
8.00%, 12/15/22(3)	593	291
5.75%, 3/15/23	10	3
Concho Resources, Inc.,
5.50%, 10/1/22	135	123
5.50%, 4/1/23	710	657
Denbury Resources, Inc.,
4.63%, 7/15/23	405	130
Eclipse Resources Corp.,
8.88%, 7/15/23(3)	435	208
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	248	158
6.38%, 6/15/23	250	125
Halcon Resources Corp.,
8.63%, 2/1/20(3)	130	90
9.75%, 7/15/20	565	164
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
6.63%, 12/1/21	1,970	414
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	335	57
7.75%, 2/1/21	641	93
Matador Resources Co.,
6.88%, 4/15/23	110	102
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21	2,621	786
6.88%, 8/1/22	290	87
Newfield Exploration Co.,
5.75%, 1/30/22	675	597
Noble Energy, Inc.,
5.88%, 6/1/22	785	747
Oasis Petroleum, Inc.,
6.88%, 3/15/22	1,480	947
QEP Resources, Inc.,
5.38%, 10/1/22	65	47
5.25%, 5/1/23	795	564
Range Resources Corp.,
5.00%, 3/15/23	370	276
4.88%, 5/15/25(3)	125	95
Rex Energy Corp.,
8.88%, 12/1/20	640	141
6.25%, 8/1/22	2,560	512
Rice Energy, Inc.,
6.25%, 5/1/22	620	446
RSP Permian, Inc.,
6.63%, 10/1/22	385	354
Sanchez Energy Corp.,
7.75%, 6/15/21	25	15
6.13%, 1/15/23	340	184
SandRidge Energy, Inc.,
8.13%, 10/15/22	315	35
7.50%, 2/15/23	640	70
SM Energy Co.,
6.13%, 11/15/22	230	169

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Exploration & Production - 2.5% continued
5.00%, 1/15/24	$180	$117
5.63%, 6/1/25	40	26
Whiting Petroleum Corp.,
5.00%, 3/15/19	445	336
5.75%, 3/15/21	430	313
6.25%, 4/1/23	235	169
WPX Energy, Inc.,
5.25%, 1/15/17	270	252
6.00%, 1/15/22	495	347
5.25%, 9/15/24	330	218

		13,139

Financial Services - 1.2%
Argos Merger Sub, Inc.,
7.13%, 3/15/23(3)	635	629
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
3.50%, 3/15/17	950	955
5.88%, 2/1/22	1,950	1,906
Morgan Stanley,
8.00%, 5/9/17 (AUD)	1,300	1,002
Opal Acquisition, Inc.,
8.88%, 12/15/21(3)	1,990	1,652

		6,144

Food & Beverage - 0.5%
Constellation Brands, Inc.,
3.88%, 11/15/19	575	591
4.25%, 5/1/23	250	250
4.75%, 11/15/24	180	183
Post Holdings, Inc.,
6.00%, 12/15/22(3)	1,110	1,088
7.75%, 3/15/24(3)	230	241
8.00%, 7/15/25(3)	135	143
Simmons Foods, Inc.,
7.88%, 10/1/21(3)	240	217

		2,713

Forest & Paper Products Manufacturing - 0.2%
Mercer International, Inc.,
7.00%, 12/1/19	850	852

Hardware - 0.9%
NCR Corp.,
4.63%, 2/15/21	115	109
Real Alloy Holding, Inc.,
10.00%, 1/15/19(3)	3,240	3,287
Zebra Technologies Corp.,
7.25%, 10/15/22	1,260	1,317

		4,713

Health Care Facilities & Services - 4.3%
Amsurg Corp.,
5.63%, 7/15/22	830	822
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	315	317
8.00%, 11/15/19	245	247
5.13%, 8/1/21	200	199
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	470	484
5.13%, 7/15/24	310	310
5.00%, 5/1/25	485	468
Envision Healthcare Corp.,
5.13%, 7/1/22(3)	170	167
ExamWorks Group, Inc.,
5.63%, 4/15/23	380	378
Fresenius Medical Care US Finance II, Inc.,
6.50%, 9/15/18(3)	1,195	1,315
5.63%, 7/31/19(3)	540	582
5.88%, 1/31/22(3)	365	391
4.75%, 10/15/24(3)	310	302
HCA, Inc.,
4.25%, 10/15/19	1,195	1,219
6.50%, 2/15/20	1,220	1,329
5.88%, 3/15/22	55	58
4.75%, 5/1/23	165	163
7.50%, 12/15/23	260	278
5.00%, 3/15/24	245	244
8.36%, 4/15/24	680	768
5.38%, 2/1/25	280	276
7.69%, 6/15/25	1,310	1,412
7.58%, 9/15/25	240	259
7.05%, 12/1/27	70	71
7.50%, 11/6/33	820	873
7.75%, 7/15/36	420	445
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,700	1,564
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(3)	390	380
Kindred Healthcare, Inc.,
8.00%, 1/15/20	305	285

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Health Care Facilities & Services - 4.3% continued
LifePoint Health, Inc.,
5.88%, 12/1/23	$245	$249
MEDNAX, Inc.,
5.25%, 12/1/23(3)	50	50
Surgical Care Affiliates, Inc.,
6.00%, 4/1/23(3)	930	907
Tenet Healthcare Corp.,
6.25%, 11/1/18	320	337
6.00%, 10/1/20	330	347
8.13%, 4/1/22	2,915	2,908
6.75%, 6/15/23	105	97
6.88%, 11/15/31	1,940	1,571
Universal Health Services, Inc.,
3.75%, 8/1/19(3)	180	183

		22,255

Home Improvement - 0.3%
Atrium Windows & Doors, Inc.,
7.75%, 5/1/19(3)	735	544
Masco Corp.,
5.95%, 3/15/22	355	383
ServiceMaster (The) Co. LLC,
7.45%, 8/15/27	880	876

		1,803

Homebuilders - 1.2%
CalAtlantic Group, Inc.,
8.38%, 1/15/21	240	278
5.38%, 10/1/22	375	377
D.R. Horton, Inc.,
4.00%, 2/15/20	365	367
4.38%, 9/15/22	65	65
5.75%, 8/15/23	710	757
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	385	258
Lennar Corp.,
4.75%, 12/15/17	540	555
4.75%, 11/15/22	815	808
4.75%, 5/30/25	710	694
Meritage Homes Corp.,
7.00%, 4/1/22	75	79
6.00%, 6/1/25	75	75
PulteGroup, Inc.,
6.00%, 2/15/35	95	93
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(3)	715	715
5.63%, 3/1/24(3)	168	161
Toll Brothers Finance Corp.,
4.00%, 12/31/18	500	510
4.38%, 4/15/23	55	53
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc.,
4.38%, 6/15/19	610	596

		6,441

Industrial Other - 0.4%
AECOM,
5.88%, 10/15/24	500	510
HD Supply, Inc.,
5.25%, 12/15/21(3)	655	668
SBA Communications Corp.,
5.63%, 10/1/19	340	355
SBA Telecommunications, Inc.,
5.75%, 7/15/20	280	291
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.,
6.38%, 5/1/22(3)	340	289

		2,113

Internet Media - 0.6%
Ancestry.com, Inc.,
11.00%, 12/15/20	2,650	2,829
IAC/InterActiveCorp,
4.88%, 11/30/18	500	501

		3,330

Life Insurance - 0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	680	692

Machinery Manufacturing - 0.7%
Case New Holland Industrial, Inc.,
7.88%, 12/1/17	1,300	1,375
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(3)	1,270	1,225
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	345	357
SPX FLOW, Inc.,
6.88%, 9/1/17	335	356

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Machinery Manufacturing - 0.7% continued
Terex Corp.,
6.50%, 4/1/20	$300	$289
6.00%, 5/15/21	250	230

		3,832

Manufactured Goods - 0.1%
NCI Building Systems, Inc.,
8.25%, 1/15/23(3)	230	242
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(3)	170	144

		386

Mass Merchants - 0.2%
99 Cents Only Stores LLC,
11.00%, 12/15/19	750	300
Dollar Tree, Inc.,
5.75%, 3/1/23(3)	620	642

		942

Medical Equipment & Devices Manufacturing - 0.3%
Alere, Inc.,
6.50%, 6/15/20	255	245
6.38%, 7/1/23(3)	195	182
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
8.13%, 6/15/21(3)	810	719
Hologic, Inc.,
5.25%, 7/15/22(3)	210	214
Sterigenics-Nordion Holdings LLC,
6.50%, 5/15/23(3)	180	172

		1,532

Metals & Mining - 2.1%
Alcoa, Inc.,
5.40%, 4/15/21	500	486
5.13%, 10/1/24	325	296
6.75%, 1/15/28	165	157
5.95%, 2/1/37	20	16
Century Aluminum Co.,
7.50%, 6/1/21(3) (5)	5,390	3,611
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	275	143
Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	5,240	4,035
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(3)	3,070	1,965

		10,709

Oil & Gas Services & Equipment - 0.4%
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	70	43
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	1,801
Parker Drilling Co.,
6.75%, 7/15/22	40	27
Pioneer Energy Services Corp.,
6.13%, 3/15/22	205	95
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	160	153

		2,119

Pharmaceuticals - 0.5%
Endo Finance LLC/Endo Finco, Inc.,
5.88%, 1/15/23(3)	870	852
Valeant Pharmaceuticals International,
6.38%, 10/15/20(3)	1,485	1,433
7.25%, 7/15/22(3)	280	274

		2,559

Pipeline - 3.0%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23(3)	540	377
DCP Midstream LLC,
5.35%, 3/15/20(3)	120	103
4.75%, 9/30/21(3)	155	120
8.13%, 8/16/30	135	118
DCP Midstream Operating L.P.,
2.50%, 12/1/17	230	207
5.60%, 4/1/44	245	149
Energy Transfer Equity L.P.,
7.50%, 10/15/20	355	328
5.88%, 1/15/24	310	253
5.50%, 6/1/27	430	327
Kinder Morgan Energy Partners L.P.,
4.70%, 11/1/42	55	39
MPLX L.P.,
4.50%, 7/15/23(3)	558	499

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Pipeline - 3.0% continued
4.88%, 12/1/24(3)	$1,060	$951
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	485	436
Rockies Express Pipeline LLC,
6.85%, 7/15/18(3)	715	701
6.00%, 1/15/19(3)	120	114
5.63%, 4/15/20(3)	340	313
7.50%, 7/15/38(3)	145	129
6.88%, 4/15/40(3)	325	279
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	319
5.63%, 11/15/23(3)	295	209
Sabine Pass Liquefaction LLC,
5.63%, 2/1/21	1,855	1,707
6.25%, 3/15/22	510	472
5.63%, 4/15/23	375	329
5.75%, 5/15/24	515	448
5.63%, 3/1/25(3)	1,895	1,604
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/18(3)	160	148
4.13%, 11/15/19	870	724
6.88%, 2/1/21	10	9
6.38%, 8/1/22	265	229
5.25%, 5/1/23	1,665	1,349
4.25%, 11/15/23	525	404
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19(3)	310	301
6.25%, 10/15/22(3)	1,245	1,180
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	560	530
4.88%, 3/15/24	165	132

		15,537

Power Generation - 1.0%
Calpine Corp.,
6.00%, 1/15/22(3)	375	387
5.38%, 1/15/23	690	619
7.88%, 1/15/23(3)	315	335
Dynegy, Inc.,
6.75%, 11/1/19	610	573
NRG Energy, Inc.,
7.63%, 1/15/18	1,350	1,407
8.25%, 9/1/20	245	238
7.88%, 5/15/21	360	338
6.25%, 7/15/22	1,280	1,091
6.63%, 3/15/23	410	356

		5,344

Property & Casualty Insurance - 0.5%
HUB International Ltd.,
7.88%, 10/1/21(3)	590	531
Wayne Merger Sub LLC,
8.25%, 8/1/23(3)	1,920	1,805

		2,336

Publishing & Broadcasting - 2.9%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	4,735	4,333
6.50%, 11/15/22	3,800	3,678
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	835	282
iHeartCommunications, Inc.,
10.00%, 1/15/18	100	38
6.88%, 6/15/18	308	182
9.00%, 12/15/19	90	66
11.25%, 3/1/21	1,182	827
7.25%, 10/15/27	205	96
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	440	447
5.00%, 4/15/22(3)	1,355	1,338
Sirius XM Radio, Inc.,
4.25%, 5/15/20(3)	615	621
5.88%, 10/1/20(3)	650	681
5.75%, 8/1/21(3)	110	113
TEGNA, Inc.,
5.13%, 10/15/19	1,115	1,154
5.13%, 7/15/20	365	379
4.88%, 9/15/21(3)	95	95
5.50%, 9/15/24(3)	55	55
Tribune Media Co.,
5.88%, 7/15/22(3)	535	535

		14,920

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Real Estate - 1.5%
Communications Sales & Leasing, Inc./CSL Capital LLC,
8.25%, 10/15/23	$545	$460
Crown Castle International Corp.,
4.88%, 4/15/22	576	598
5.25%, 1/15/23	650	683
Equinix, Inc.,
5.38%, 1/1/22	290	297
5.88%, 1/15/26	620	639
Iron Mountain, Inc.,
6.00%, 10/1/20(3)	350	369
5.75%, 8/15/24	995	960
iStar, Inc.,
5.00%, 7/1/19	595	578
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	885	881
Omega Healthcare Investors, Inc.,
5.88%, 3/15/24	870	900
Rialto Holdings LLC/Rialto Corp.,
7.00%, 12/1/18(3)	1,052	1,068
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	335	346

		7,779

Retail - Consumer Discretionary - 1.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
7.00%, 5/20/22	421	407
BMC Stock Holdings, Inc.,
9.00%, 9/15/18(3)	500	520
Builders FirstSource, Inc.,
7.63%, 6/1/21(3)	290	305
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	705	594
First Cash Financial Services, Inc.,
6.75%, 4/1/21	580	569
Group 1 Automotive, Inc.,
5.25%, 12/15/23(3)	665	658
Hertz (The) Corp.,
4.25%, 4/1/18	180	182
5.88%, 10/15/20	690	712
Jo-Ann Stores LLC,
8.13%, 3/15/19(3)	1,330	1,064
L Brands, Inc.,
5.63%, 10/15/23	800	848
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(3)	465	416
QVC, Inc.,
3.13%, 4/1/19	175	173
5.13%, 7/2/22	275	274
5.45%, 8/15/34	220	190
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	249	239

		7,151

Retail - Consumer Staples - 1.3%
US Foods, Inc.,
8.50%, 6/30/19	6,390	6,582

Semiconductors - 0.5%
Amkor Technology, Inc.,
6.38%, 10/1/22	655	637
Freescale Semiconductor, Inc.,
6.00%, 1/15/22(3)	555	581
Micron Technology, Inc.,
5.25%, 1/15/24(3)	385	339
5.50%, 2/1/25	505	439
5.63%, 1/15/26(3)	595	515
Qorvo, Inc.,
6.75%, 12/1/23(3)	315	321

		2,832

Software & Services - 1.2%
Activision Blizzard, Inc.,
5.63%, 9/15/21(3)	1,050	1,100
Blackboard, Inc.,
7.75%, 11/15/19(3)	652	564
IHS, Inc.,
5.00%, 11/1/22	1,125	1,139
Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash),
7.13%, 5/1/21(3) (4)	496	358
Infor US, Inc.,
6.50%, 5/15/22(3)	780	659
MSCI, Inc.,
5.25%, 11/15/24(3)	340	345
5.75%, 8/15/25(3)	590	605

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Software & Services - 1.2% continued
Nuance Communications, Inc.,
5.38%, 8/15/20(3)	$600	$601
Sabre GLBL, Inc.,
5.38%, 4/15/23(3)	305	304
5.25%, 11/15/23(3)	415	410

		6,085

Supermarkets & Pharmacies - 0.4%
New Albertsons, Inc.,
6.63%, 6/1/28	165	133
7.45%, 8/1/29	305	270
Rite Aid Corp.,
9.25%, 3/15/20	625	661
6.75%, 6/15/21	145	152
6.13%, 4/1/23(3)	505	523
SUPERVALU, Inc.,
7.75%, 11/15/22	135	122

		1,861

Travel & Lodging - 0.2%
Felcor Lodging L.P.,
5.63%, 3/1/23	345	350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	255	264
Interval Acquisition Corp.,
5.63%, 4/15/23(3)	310	308

		922

Utilities - 0.4%
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	605	634
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19	460	363
6.88%, 10/15/21	345	259
Talen Energy Supply LLC,
4.63%, 7/15/19(3)	775	581
6.50%, 6/1/25(3)	250	165

		2,002

Wireless Telecommunications Services - 1.8%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	308	332
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	270	275
Sprint Capital Corp.,
6.88%, 11/15/28	1,110	774
8.75%, 3/15/32	504	378
Sprint Communications, Inc.,
6.00%, 11/15/22	1,070	754
Sprint Corp.,
7.25%, 9/15/21	589	445
7.88%, 9/15/23	935	702
7.13%, 6/15/24	1,480	1,068
Syniverse Holdings, Inc.,
9.13%, 1/15/19	565	256
T-Mobile USA, Inc.,
6.54%, 4/28/20	770	803
6.63%, 11/15/20	1,085	1,128
6.63%, 4/28/21	250	259
6.13%, 1/15/22	505	519
6.73%, 4/28/22	810	844
6.00%, 3/1/23	600	608
6.50%, 1/15/24	315	321

		9,466

Wireline Telecommunications Services - 2.2%
CenturyLink, Inc.,
5.63%, 4/1/20	380	376
6.45%, 6/15/21	853	832
6.75%, 12/1/23	320	300
7.60%, 9/15/39	105	80
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	45
Embarq Corp.,
8.00%, 6/1/36	650	670
Frontier Communications Corp.,
10.50%, 9/15/22(3)	180	179
11.00%, 9/15/25(3)	700	693
9.00%, 8/15/31	982	825
Level 3 Communications, Inc.,
5.75%, 12/1/22	1,070	1,094
Level 3 Financing, Inc.,
4.10%, 1/15/18(2)	910	913
6.13%, 1/15/21	285	295
5.13%, 5/1/23(3)	910	903
5.38%, 1/15/24(3)	200	201
5.38%, 5/1/25(3)	145	144
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	267

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 58.0% continued
Wireline Telecommunications Services - 2.2% continued
6.88%, 7/15/28	$650	$507
Qwest Corp.,
6.88%, 9/15/33	245	235
Windstream Services LLC,
7.50%, 6/1/22	656	504
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	2,330	2,202

		11,265

Total Corporate Bonds (Cost $331,525)		299,822

FOREIGN ISSUER BONDS - 11.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.,
6.00%, 10/15/22(3)	345	242
Embraer Netherlands Finance B.V.,
5.05%, 6/15/25	105	95

		337

Airlines - 0.0%
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(3)	186	187

Auto Parts Manufacturing - 0.1%
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(3)	295	301

Banks - 0.6%
Banco Santander Brasil S.A.,
8.00%, 3/18/16 (BRL)(3)	2,400	602
Commerzbank A.G.,
8.13%, 9/19/23(3)	1,085	1,245
Intesa Sanpaolo S.p.A.,
5.02%, 6/26/24(3)	1,340	1,318

		3,165

Biotechnology - 0.0%
Grifols Worldwide Operations Ltd.,
5.25%, 4/1/22	250	251

Cable & Satellite - 1.3%
Altice Financing S.A.,
6.63%, 2/15/23(3)	420	415
Altice Luxembourg S.A.,
7.25%, 5/15/22 (EUR)(3)	110	112
7.75%, 5/15/22(3)	1,580	1,426
7.63%, 2/15/25(3)	525	453
Numericable-SFR SAS,
4.88%, 5/15/19(3)	550	545
5.38%, 5/15/22 (EUR)(3)	195	217
6.00%, 5/15/22(3)	2,190	2,124
Unitymedia GmbH,
6.13%, 1/15/25(3)	1,235	1,220
Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH,
5.50%, 1/15/23(3)	200	200

		6,712

Casinos & Gaming - 0.1%
International Game Technology PLC,
6.50%, 2/15/25(3)	880	772

Chemicals - 0.1%
NOVA Chemicals Corp.,
5.00%, 5/1/25(3)	490	473

Commercial Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	150	149
3.75%, 5/15/19	775	774
4.50%, 5/15/21	540	549
Aircastle Ltd.,
6.25%, 12/1/19	295	317
5.50%, 2/15/22	1,485	1,522

		3,311

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
3.51%, 12/15/19(2) (3)	715	699

Design, Manufacturing & Distribution - 0.1%
Flextronics International Ltd.,
4.63%, 2/15/20	554	573

Diversified Banks - 0.8%
Deutsche Bank A.G.,
4.50%, 4/1/25	905	833
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	1,830	1,992
6.00%, 12/19/23	1,005	1,082

		3,907

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Electrical Equipment Manufacturing - 0.0%
Allegion PLC,
5.88%, 9/15/23	$115	$117

Exploration & Production - 0.5%
Baytex Energy Corp.,
5.13%, 6/1/21(3)	105	71
5.63%, 6/1/24(3)	930	623
MEG Energy Corp.,
6.50%, 3/15/21(3)	15	11
6.38%, 1/30/23(3)	695	476
7.00%, 3/31/24(3)	90	64
OGX Austria GmbH,
8.50%, 6/1/18(3) (6) (7)	2,420	—
8.38%, 4/1/22(3) (6) (7)	1,800	—
Pacific Exploration and Production Corp.,
5.38%, 1/26/19(3)	665	126
5.63%, 1/19/25(3)	300	60
Petroleos Mexicanos,
7.47%, 11/12/26 (MXN)	11,930	622
Teine Energy Ltd.,
6.88%, 9/30/22(3)	310	250
Ultra Petroleum Corp.,
5.75%, 12/15/18(3)	285	68

		2,371

Food & Beverage - 0.1%
BRF S.A.,
7.75%, 5/22/18 (BRL)(3)	1,800	381
Cosan Luxembourg S.A.,
9.50%, 3/14/18 (BRL)(3)	600	120

		501

Homebuilders - 0.0%
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(3) (7)	1,400	28
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(3) (6) (7)	315	—
9.75%, 2/3/22(3) (7)	1,400	2

		30

Industrial Other - 0.1%
Broadspectrum Ltd.,
8.38%, 5/15/20(3)	385	399

Integrated Oils - 0.3%
Petrobras Global Finance B.V.,
6.25%, 3/17/24	1,055	757
6.88%, 1/20/40	290	189
6.75%, 1/27/41	615	394
5.63%, 5/20/43	170	103
7.25%, 3/17/44	70	47

		1,490

Medical Equipment & Devices Manufacturing - 0.9%
ConvaTec Finance International S.A.,
8.25%, 1/15/19(3) (4)	2,270	2,111
ConvaTec Healthcare E S.A.,
10.50%, 12/15/18(3)	660	666
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
4.88%, 4/15/20(3)	335	322
5.63%, 10/15/23(3)	570	542
5.50%, 4/15/25(3)	880	810

		4,451

Metals & Mining - 0.5%
ArcelorMittal,
8.00%, 10/15/39	1,005	686
7.75%, 3/1/41	800	541
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(3) (5) (7)	275	16
First Quantum Minerals Ltd.,
7.25%, 5/15/22(3)	300	187
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(3)	200	183
Glencore Finance Canada Ltd.,
5.55%, 10/25/42(3)	155	110
Lundin Mining Corp.,
7.50%, 11/1/20(3)	320	300
Teck Resources Ltd.,
4.75%, 1/15/22	90	44
6.00%, 8/15/40	605	254
6.25%, 7/15/41	165	73

		2,394

Oil & Gas Services & Equipment - 0.0%
Paragon Offshore PLC,
7.25%, 8/15/24(3) (5)	950	133
Transocean, Inc.,
4.30%, 10/15/22	180	96

		229

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Pharmaceuticals - 1.6%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(3)	$360	$358
6.00%, 2/1/25(3)	270	266
Valeant Pharmaceuticals International, Inc.,
6.75%, 8/15/18(3)	625	619
5.38%, 3/15/20(3)	765	719
5.63%, 12/1/21(3)	920	847
5.50%, 3/1/23(3)	1,880	1,655
5.88%, 5/15/23(3)	3,235	2,887
6.13%, 4/15/25(3)	955	852

		8,203

Pipeline - 0.0%
Gibson Energy, Inc.,
6.75%, 7/15/21(3)	205	196

Semiconductors - 0.2%
NXP B.V./NXP Funding LLC,
4.63%, 6/15/22(3)	675	663
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(3)	200	208

		871

Software & Services - 0.1%
Open Text Corp.,
5.63%, 1/15/23(3)	480	475

Sovereigns - 0.4%
Brazilian Government International Bond,
10.25%, 1/10/28 (BRL)(3)	2,000	448
Hellenic Republic Government Bond,
3.00%, 2/24/35 (EUR)	40	25
3.00%, 2/24/36 (EUR)	40	25
3.00%, 2/24/41 (EUR)	15	9
Mexican Bonos,
4.75%, 6/14/18 (MXN)	2,260	132
7.75%, 11/13/42 (MXN)	24,988	1,588

		2,227

Supranationals - 0.7%
European Bank for Reconstruction & Development,
6.00%, 3/3/16 (INR)	35,900	543
International Bank for Reconstruction & Development,
4.25%, 2/5/16 (CLP)	516,000	727
4.50%, 8/3/17 (COP)	3,580,000	1,111
International Finance Corp.,
10.50%, 4/17/18 (BRL)	995	243
7.80%, 6/3/19 (INR)	76,230	1,183

		3,807

Travel & Lodging - 0.1%
NCL Corp. Ltd.,
5.25%, 11/15/19(3)	420	429

Utilities - 0.4%
Enel S.p.A.,
8.75%, 9/24/73(2) (3)	1,643	1,871

Waste & Environment Services & Equipment - 0.1%
GFL Environmental, Inc.,
7.88%, 4/1/20(3)	260	257

Wireless Telecommunications Services - 1.1%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22 (MXN)	4,000	221
8.46%, 12/18/36 (MXN)	11,400	634
Inmarsat Finance PLC,
4.88%, 5/15/22(3)	435	424
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	540	424
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	540	253
8.13%, 6/1/23	630	285
Telecom Italia S.p.A.,
5.30%, 5/30/24(3)	1,540	1,521
Wind Acquisition Finance S.A.,
3.95%, 7/15/20 (EUR)(2) (3)	210	227
4.75%, 7/15/20(3)	1,270	1,257
7.38%, 4/23/21(3)	290	274

		5,520

Wireline Telecommunications Services - 0.7%
Telecom Italia Capital S.A.,
7.00%, 6/4/18	65	70
6.38%, 11/15/33	100	95
6.00%, 9/30/34	550	507
Virgin Media Finance PLC,
6.00%, 10/15/24(3)	960	958
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(3)	540	558

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Wireline Telecommunications Services - 0.7% continued
5.25%, 1/15/26(3)	$1,640	$1,595

		3,783

Total Foreign Issuer Bonds
(Cost $74,868)		60,309

TERM LOANS - 10.8%(2)
Advertising & Marketing - 0.2%
Acosta, Inc., Tranche B-1 Loan,
4.25%, 9/26/21	100	95
Advantage Sales & Marketing, Inc., Initial Term Loan,
4.25%, 7/23/21	99	95
Advantage Sales & Marketing, Inc., Term Loan,
7.50%, 7/25/22	790	698

		888

Aerospace & Defense - 0.1%
TransDigm, Inc., Tranche D Term Loan,
3.75%, 6/4/21	99	97
TransDigm, Inc., Tranche E Term Loan,
3.50%, 5/16/22	361	349

		446

Airlines - 0.1%
American Airlines, Inc., 2015 Term Loan,
6/27/20(8)	480	473

Automobiles Manufacturing - 0.1%
FCA US LLC, Term Loan B,
5/24/17(8)	583	581
3.50%, 5/24/17	114	113

		694

Cable & Satellite - 0.1%
Virgin Media Investment Holdings Ltd., F Facility,
6/30/23(8)	450	440

Casinos & Gaming - 0.7%
Cowlitz Tribal Gaming Authority, Term B Loan,
11.50%, 12/6/21	520	489
MGM Resorts International, Term B Loan,
12/20/19(8)	95	93
3.50%, 12/20/19	95	93
Parq Holdings L.P., Closing Date Term Loan,
8.50%, 12/17/20	2,510	2,460
Station Casinos LLC, B Term Loan,
3/2/20(8)	299	293
4.25%, 3/2/20	222	217

		3,645

Chemicals - 0.3%
Royal Holdings, Inc., Initial Term Loan,
8.50%, 6/19/23	1,440	1,412

Commercial Services - 0.4%
Sterling Midco Holdings, Inc., Initial Loan,
8.75%, 6/19/23	2,310	2,241

Communications Equipment - 0.1%
Commscope, Inc., Tranche 5 Term Loan,
3.75%, 12/29/22	140	139
Riverbed Technology, Inc., Term Loan,
6.00%, 4/25/22	253	252

		391

Consumer Finance - 0.2%
First Data Corp., New 2022B Dollar Term Loan,
4.17%, 7/8/22	480	472
Walter Investment Management Corp., Tranche B Term Loan,
4.75%, 12/18/20	439	377

		849

Consumer Products - 0.3%
Prestige Brands, Inc., Term B-3 Loan,
9/3/21(8)	625	621
3.50%, 9/3/21	75	74
Spectrum Brands, Inc., USD Term Loan,
6/23/22(8)	573	570
3.50%, 6/23/22	127	126

		1,391

Consumer Services - 0.1%
Aramark Corp., U.S. Term F Loan,
3.25%, 2/24/21	673	666

Containers & Packaging - 0.4%
Berlin Packaging LLC, Initial Term Loan,
7.75%, 9/30/22	2,000	1,890

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 10.8%(2) continued
Containers & Packaging - 0.4% continued
Berry Plastics Corp., Term E Loan,
3.75%, 1/6/21	$100	$98
Berry Plastics Corp., Term F Loan,
4.00%, 10/3/22	243	241

		2,229

Department Stores - 0.1%
J.C. Penney Corp., Inc., Loan,
5/22/18(8)	396	388
6.00%, 5/22/18	48	47

		435

Entertainment Content - 0.2%
Charter Communications Operating, LLC, Term I Loan,
1/24/23(8)	140	140
3.50%, 1/24/23	500	498
Univision Communications, Inc., 2013 Incremental Term Loan,
4.00%, 3/1/20	485	474
Univision Communications, Inc., Replacement First-Lien Term Loan,
4.00%, 3/1/20	50	48

		1,160

Entertainment Resources - 0.2%
Mohegan Tribal Gaming Authority, Term B Loan,
5.50%, 6/15/18	896	874

Financial Services - 0.5%
Cotiviti Corp., Initial Term Loan,
8.00%, 5/13/22	2,655	2,642
Twin River Management Group, Inc., Closing Date Term Loan,
5.25%, 7/10/20	93	92

		2,734

Food & Beverage - 0.7%
Milk Specialties Co., Initial Term Loan,
8.25%, 11/9/18	2,965	2,955
Pinnacle Foods Finance LLC, New Term Loan G,
4/29/20(8)	625	613
3.00%, 4/29/20	82	81
Pinnacle Foods Finance LLC, Tranche H Term Loan,
3.00%, 4/29/20	67	66

		3,715

Gaming, Lodging & Restaurants - 0.0%
Eldorado Resorts, Inc., Initial Term Loan,
4.25%, 7/25/22	154	153

Hardware - 0.2%
Lully Finance S.à r.l., Initial Term B-1 Loan,
9.50%, 10/16/23	960	939

Health Care Facilities & Services - 1.3%
BioScrip, Inc., Delayed Draw Term Loan,
6.50%, 7/31/20	1,092	991
BioScrip, Inc., Initial Term B Loan,
6.50%, 7/31/20	1,820	1,651
Heartland Dental Care, LLC, Term Loan,
9.75%, 6/21/19	2,220	2,176
Jaguar Holding Co. I, Initial Term Loan,
4.25%, 8/18/22	110	107
Lanai Holdings III, Inc., Initial Term Loan,
8.75%, 8/28/23	1,820	1,774
U.S. Renal Care, Inc., Term Loan,
12/29/23(8)	260	255

		6,954

Industrial Other - 0.0%
HD Supply, Inc., Incremental Term Loan,
3.75%, 8/13/21	145	142

Internet Media - 0.1%
Match Group, Inc., Term B-1 Loan,
11/16/22(8)	26	26
5.50%, 11/16/22	484	478

		504

Mass Merchants - 0.1%
99¢ Only Stores, Tranche B-2 Loan,
1/11/19(8)	409	264
4.50%, 1/11/19	289	187

		451

Medical Equipment & Devices Manufacturing - 0.5%
DJO Finance LLC, Initial Term Loan,
6/8/20(8)	299	291
4.25%, 6/8/20	100	97
Physio-Control International, Inc., Initial Term Loan,
10.00%, 6/5/23	2,190	1,976

		2,364

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 10.8%(2) continued
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty. Ltd., Loan,
4.25%, 6/30/19	$120	$89

Oil, Gas & Coal - 0.1%
EXCO Resources, Inc., Loan,
12.50%, 10/19/20	752	350

Power Generation - 0.2%
Calpine Corp., Term Loan,
3.50%, 5/27/22	100	95
Calpine Corp., Term Loan B6,
1/15/23(8)	270	258
Dynegy, Inc., Tranche B-2 Term Loan,
4/23/20(8)	299	288
4.00%, 4/23/20	140	135

		776

Property & Casualty Insurance - 0.4%
Asurion, LLC, Term Loan,
3/3/21(8)	560	476
8.50%, 3/3/21	1,860	1,579

		2,055

Publishing & Broadcasting - 0.2%
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan,
7/30/21(8)	657	650
3.50%, 7/30/21	46	46
Tribune Media Co., Term B Loan,
3.75%, 12/27/20	231	228

		924

Real Estate - 0.2%
Equinix, Inc., Dollar Term B Loan,
12/7/22(8)	90	90
Realogy Group LLC, Initial Term B Loan 2014,
3.75%, 3/5/20	948	940

		1,030

Retail - Consumer Discretionary - 1.0%
Hertz (The) Corp., Tranche B-1 Term Loan,
3/11/18(8)	344	343
3.75%, 3/11/18	93	92
LSF9 Cypress Holdings LLC, Junior Lien Term Loan,
11.50%, 10/9/23	1,310	1,218
National Vision, Inc., Initial Term Loan,
6.75%, 3/11/22	3,000	2,865
PetSmart, Inc., Tranche B-1 Loan,
4.25%, 3/11/22	637	620

		5,138

Semiconductors - 0.5%
Avago Technologies Cayman Ltd., Term Loan,
3.75%, 5/6/21	681	680
Avago Technologies, Term Loan B,
11/11/22(8)	1,605	1,584
NXP B.V., Tranche B Loan,
3.75%, 12/7/20	520	516

		2,780

Software & Services - 0.8%
AF Borrower LLC, Initial Term Loan,
10.00%, 1/30/23	2,380	2,261
Evergreen Skills Lux S.À R.L., Initial Term Loan,
9.25%, 4/28/22	2,000	1,333
Presidio, Inc., Refinancing Term Loan,
5.25%, 2/2/22	324	319
Sourcehov LLC, Term B Loan,
7.75%, 10/31/19	437	385

		4,298

Supermarkets & Pharmacies - 0.1%
Albertson’s LLC, Term B-4 Loan,
5.50%, 8/25/21	491	487

Transportation & Logistics - 0.0%
OSG Bulk Ships, Inc., Initial Term Loan,
8/5/19(6) (8)	1	—
5.25%, 8/5/19	113	109

		109

Travel & Lodging - 0.0%
Hilton Worldwide Finance, LLC, Initial Term Loan,
10/26/20(8)	46	46
3.50%, 10/26/20	109	109

		155

Wireless Telecommunications Services - 0.2%
LTS Buyer LLC, Term Loan,
8.00%, 4/12/21	980	949

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 10.8%(2) continued
Wireline Telecommunications Services - 0.1%
Zayo Group LLC, 2021 Term Loan,
5/6/21(8)	$414	$407
3.75%, 5/6/21	139	137

		544

Total Term Loans (Cost $58,627)		55,874

U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Note - 0.5%
0.25%, 2/29/16	2,500	2,500

Total U.S. Government Obligations (Cost $2,501)		2,500

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.1%
Industrial Services - 0.1%
United Rentals, Inc.*	2,047	$148

Oil, Gas & Coal - 0.0%
Hercules Offshore, Inc.*	3,570	8

Utilities - 0.0%
NextEra Energy, Inc.	960	100

Total Common Stocks (Cost $190)		256

PREFERRED STOCKS - 0.1%
Real Estate - 0.1%
iStar, Inc., 7.65%	850	20
iStar, Inc., 7.80%	11,500	266
iStar, Inc., 7.88%	19,875	456

		742

Total Preferred Stocks (Cost $642)		742

CONVERTIBLE PREFERRED STOCKS - 0.3%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%	734	149
Chesapeake Energy Corp., 5.75%(3)	13	3

		152

Metals & Mining - 0.1%
Alcoa, Inc., 5.38%	8,990	300

Pharmaceuticals - 0.1%
Allergan PLC	538	554

Utilities - 0.1%
Dominion Resources, Inc., 6.13%	612	32
Dominion Resources, Inc., 6.38%	11,950	575

		607

Total Convertible Preferred Stocks (Cost $2,105)		1,613

OTHER - 0.0%
Escrow Momentive Performance Materials, Inc.(9)	300,000	—

Total Other (Cost $ —)		—

INVESTMENT COMPANIES - 20.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(10)	105,093,768	105,094

Total Investment Companies (Cost $105,094)		105,094

Total Investments - 104.8% (Cost $591,277)		541,439

Liabilities less Other Assets - (4.8)%		(24,859)

NET ASSETS - 100.0%		$516,580

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(5)	Restricted security that has been deemed illiquid. At December 31, 2015, the value of these restricted illiquid securities amounted to approximately $12,062,000 or 2.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Century Aluminum Co.,
7.50%, 6/1/21	5/23/13-5/4/15	$5,344

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Foresight Energy LLC/Foresight Energy Finance Corp.,
7.88%, 8/15/21	8/16/13	$10,193

Paragon Offshore PLC,
7.25%, 8/15/24	7/11/14-7/31/14	946

(6)	Value rounds to less than one thousand.
(7)	Issuer has defaulted on terms of debt obligation.
(8)	Position is unsettled. Contract rate was not determined at December 31, 2015 and does not take effect until settlement date.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Bank of America	Euro	460	United States Dollar	491	3/1/16	$(9)

At December 31, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Ten Year U.S. Treasury Note	(29)	$3,651	Short	3/16	$11
U.S. Treasury Long Bond	(8)	1,230	Short	3/16	4

Total					$15

At December 31, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.7%
AA	0.5
A	0.5
BBB	2.2
BB	27.9
B	24.1
CCC or Below	23.0
Non-Rated	1.7
Cash Equivalents	19.4

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	98.2%
All other currencies less than 5%	1.8

Total	100.0%

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$10,187	$—	$10,187
Convertible Bonds(1)	—	5,042	—	5,042
Corporate Bonds(1)	—	299,822	—	299,822
Foreign Issuer Bonds
Supranationals	—	2,624	1,183	3,807
All Other Industries(1)	—	56,502	—	56,502

Total Foreign Issuer Bonds	—	59,126	1,183	60,309

Term Loans(1)	—	55,874	—	55,874
U.S. Government Obligations	—	2,500	—	2,500
Common Stocks(1)	256	—	—	256
Preferred Stocks(1)	742	—	—	742
Convertible Preferred Stocks
Exploration & Production	—	152	—	152
All Other Industries(1)	1,461	—	—	1,461

Total Convertible Preferred
Stocks	1,461	152	—	1,613

Investment Companies	105,094	—	—	105,094

Total Investments	$107,553	$432,703	$1,183	$541,439

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$15	$—	$—	$15
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)

Total Other Financial
Instruments	$15	$(9)	$—	$6

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Preferred Stocks
Real Estate	$266	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/15 (000S)
Foreign Issuer Bonds
Suprana-tionals	$—	$—	$—	$—	$—	$—	$1,183	$—	$1,183	$(86)

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$592,311

Gross tax appreciation of investments	$5,403
Gross tax depreciation of investments	(56,275)

Net tax depreciation of investments	$(50,872)

Transactions in affiliated investments for the nine months ended December 31, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$16,286	$601,127	$512,319	$3	$105,094

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2015 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
HealthSouth Corp., Exp. 1/31/17, Strike $41.40*	117	$—

Total Warrants (Cost $ – )		—

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.3%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	119,420	$2,904
FlexShares International Quality Dividend Index Fund(1)	331,373	7,141
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	64,691	3,570
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	51,675	2,156
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	31,823	708
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	127,703	10,692
FlexShares Quality Dividend Index Fund(1)	306,585	10,675
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	53,528	2,202
Northern Funds - Bond Index Fund(1)	1,707,392	17,928
Northern Funds - Global Real Estate Index Fund(1)	227,466	2,197
Northern Funds - High Yield Fixed Income Fund(1)	1,793,517	11,622
Northern Institutional Funds - Diversified Assets Portfolio, 0.06%(1)	78,024	78

Total Investment Companies (Cost $72,281)		71,873

Total Investments - 99.3% (Cost $72,281)		71,873

Other Assets less Liabilities - 0.7%		484

NET ASSETS - 100.0%		$72,357

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
*	Non-Income Producing Security

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At December 31, 2015, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	14.9%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
Non U.S. Equity - Developed	5.0	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Emerging	3.0	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.1	NF Global Real Estate Index Fund
U.S. Bonds - High Yield	16.2	NF High Yield Fixed Income Fund
U.S. Bonds - Intermediate	24.9	NF Bond Index Fund
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
International Quality Dividend	9.9	FlexShares International Quality Dividend Index Fund
Quality Dividend	14.8	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.1	FlexShares STOXX Global Broad Infrastructure Index Fund
Global Natural Resources	1.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Cash	0.1	NIF Diversified Assets Portfolio

Total	100.0%

At December 31, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNY Mellon	Euro	2,482	United States Dollar	2,744	3/16/16	$41
Citibank	British Pound	1,435	United States Dollar	2,173	3/16/16	58
JPMorgan Chase	Japanese Yen	243,812	United States Dollar	2,024	3/16/16	(9)
Morgan Stanley	Canadian Dollar	1,226	United States Dollar	893	3/16/16	7

Total						$97

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$71,873	$—	$—	$71,873

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$106	$—	$106
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)

Total Other Financial Instruments	$—	$97	$—	$97

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At December 31, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$72,894

Gross tax appreciation of investments	$2,892
Gross tax depreciation of investments	(3,913)

Net tax depreciation of investments	$(1,021)

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2015 (UNAUDITED)

Transactions in affiliated porfolios for the nine months ended December 31, 2015, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,176	$103	$311	$(42)	$(22)	$6		$2,904
FlexShares International Quality Dividend Index Fund	6,318	2,610	879	(830)	(78)	242		7,141
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,176	1,107	452	(216)	(45)	91		3,570
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,254	423	1,120	(363)	(38)	43		2,156
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,552	154	766	(60)	(172)	32		708
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,547	1,079	2,321	(750)	137	212		10,692
FlexShares Quality Dividend Index Fund	12,484	949	2,169	(650)	61	255		10,675
FlexShares STOXX Global Broad Infrastructure Index Fund	2,333	191	130	(190)	(2)	47		2,202
Northern Funds - Bond Index Fund	21,189	4,294	6,973	(493)	(89)	403		17,928
Northern Funds - Global Real Estate Index Fund	2,383	115	126	(177)	2	54		2,197
Northern Funds - High Yield Fixed Income Fund	10,170	3,435	985	(859)	(139)	460		11,622
Northern Institutional Funds - Diversified Assets Portfolio	768	11,820	12,510	—	—	—	*	78

	$79,350	$26,280	$28,742	$(4,630)	$(385)	$1,845		$71,873

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Asset Management has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser”). The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

The Asset Management PVC is responsible for making the final determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Quantitative Information about Level 3 Fair Value Measurements

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

Global Sustainability Index Fund
Amounts in thousands	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

International Equity Index Fund
Amounts in thousands	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$10	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

1-	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.
2-	The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 26, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2016